VALIC Company I Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 50.4%

VALIC Co. I Blue Chip Growth Fund	534	$12,473
VALIC Co. I Capital Appreciation Fund	1,423,899	31,567,849
VALIC Co. I Dividend Value Fund	1,296,027	17,587,088
VALIC Co. I Large Capital Growth Fund	1,055,100	23,011,731
VALIC Co. I Mid Cap Index Fund	943,431	28,916,172
VALIC Co. I Mid Cap Strategic Growth Fund	836,143	18,671,077
VALIC Co. I Mid Cap Value Fund	1,041,868	24,077,561
VALIC Co. I Nasdaq-100® Index Fund	161,431	4,037,398
VALIC Co. I Science & Technology Fund	387,930	14,062,457
VALIC Co. I Small Cap Growth Fund	195,839	3,734,643
VALIC Co. I Small Cap Index Fund	606,553	12,919,569
VALIC Co. I Small Cap Special Values Fund	355,589	5,024,467
VALIC Co. I Small Cap Value Fund	321,856	4,940,486
VALIC Co. I Stock Index Fund	1,605,578	88,708,180
VALIC Co. I Systematic Core Fund	546,646	14,896,106
VALIC Co. I Systematic Value Fund	4,567,485	61,980,778

Total Domestic Equity Investment Companies
(cost $304,544,266)		354,148,035

Domestic Fixed Income Investment Companies - 22.5%

VALIC Co. I Core Bond Fund	9,876,498	109,036,537
VALIC Co. I Government Securities Fund	98,774	1,039,099
VALIC Co. I High Yield Bond Fund	2,434,930	18,481,115
VALIC Co. I Inflation Protected Fund	2,399,995	29,519,937

Total Domestic Fixed Income Investment Companies
(cost $158,979,433)		158,076,688

Domestic Money Market Investment Companies - 7.2%

VALIC Co. I Government Money Market I Fund(2)
(cost $50,588,195)	50,588,195	50,588,195

International Equity Investment Companies - 18.3%

VALIC Co. I Emerging Economies Fund	1,556,983	14,339,811
VALIC Co. I Global Real Estate Fund	2,825,138	22,798,863
VALIC Co. I International Equities Index Fund	3,706,634	29,282,410
VALIC Co. I International Growth Fund	283,511	4,530,510
VALIC Co. I International Opportunities Fund	1,695,729	34,881,137
VALIC Co. I International Value Fund	2,132,573	22,754,556

Total International Equity Investment Companies
(cost $122,878,083)		128,587,287

International Fixed Income Investment Companies - 1.6%

VALIC Co. I International Government Bond Fund
(cost $11,536,639)	987,122	11,470,363

TOTAL INVESTMENTS
(cost $648,526,616)	100.0%	702,870,568
Liabilities in excess of other assets	(0.0)	(125,880)

NET ASSETS	100.0%	$702,744,688

#

The Aggressive Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports are available at our website, www.valic.com.

(1)	See Note 3.
(2)	The 7-day yield as of February 28, 2022 is 0.01%.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$702,870,568	$—	$—	$702,870,568

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 58.6%
Aerospace/Defense - 1.0%

Northrop Grumman Corp.	3,526	$1,558,986

Applications Software - 4.8%

Microsoft Corp.	24,735	7,390,571

Athletic Footwear - 0.7%

NIKE, Inc., Class B	8,076	1,102,778

Auto-Cars/Light Trucks - 1.0%

Rivian Automotive, Inc., Class A†	3,569	241,122
Tesla, Inc.†	1,548	1,347,425

		1,588,547

Banks-Commercial - 1.3%

Truist Financial Corp.	31,538	1,962,294

Banks-Super Regional - 2.5%

US Bancorp	34,296	1,939,096
Wells Fargo & Co.	34,544	1,843,613

		3,782,709

Beverages-Non-alcoholic - 0.8%

Coca-Cola Co.	18,571	1,155,859

Building Products-Cement - 0.3%

Vulcan Materials Co.	2,495	452,718

Chemicals-Diversified - 1.3%

Eastman Chemical Co.	7,269	861,158
PPG Industries, Inc.	8,580	1,145,001

		2,006,159

Commercial Services-Finance - 1.2%

FleetCor Technologies, Inc.†	1,547	362,307
S&P Global, Inc.	4,064	1,526,845

		1,889,152

Computer Services - 0.5%

Leidos Holdings, Inc.	7,016	714,509

Computers - 3.2%

Apple, Inc.	29,179	4,818,036

Diversified Banking Institutions - 0.7%

Morgan Stanley	11,578	1,050,588

Diversified Manufacturing Operations - 2.3%

Eaton Corp. PLC	16,849	2,599,632
Trane Technologies PLC	6,272	965,449

		3,565,081

E-Commerce/Products - 3.5%

Amazon.com, Inc.†	1,726	5,300,995

E-Commerce/Services - 0.1%

Uber Technologies, Inc.†	6,442	232,105

Electric-Integrated - 2.3%

NextEra Energy, Inc.	30,934	2,421,204
Xcel Energy, Inc.	15,371	1,034,930

		3,456,134

Electronic Components-Semiconductors - 1.3%

Advanced Micro Devices, Inc.†	16,184	1,996,135

Enterprise Software/Service - 0.2%

Ceridian HCM Holding, Inc.†	3,985	290,546

Finance-Credit Card - 1.9%

Mastercard, Inc., Class A	8,191	2,955,477

Hotels/Motels - 1.3%

Marriott International, Inc., Class A†	11,740	1,997,444

Insurance-Property/Casualty - 0.3%

Progressive Corp.	4,817	510,265

Internet Application Software - 0.3%

Shopify, Inc., Class A†	703	488,065

Internet Content-Entertainment - 0.7%

Meta Platforms, Inc., Class A†	2,180	460,045
Snap, Inc., Class A†	15,133	604,412

		1,064,457

Investment Management/Advisor Services - 0.8%

Ameriprise Financial, Inc.	4,307	1,291,196

Machinery-Farming - 1.4%

Deere & Co.	5,810	2,091,716

Medical Instruments - 1.7%

Boston Scientific Corp.†	33,270	1,469,536
Intuitive Surgical, Inc.†	3,824	1,110,222

		2,579,758

Medical-Biomedical/Gene - 1.0%

Regeneron Pharmaceuticals, Inc.†	2,520	1,558,267

Medical-Drugs - 4.4%

AbbVie, Inc.	20,283	2,997,219
Bristol-Myers Squibb Co.	30,296	2,080,426
Eli Lilly & Co.	6,538	1,634,173

		6,711,818

Medical-HMO - 1.0%

Centene Corp.†	17,967	1,484,434

Oil Companies-Exploration & Production - 0.9%

Pioneer Natural Resources Co.	5,501	1,318,040

Real Estate Investment Trusts - 1.7%

Prologis, Inc.	17,622	2,570,169

Retail-Apparel/Shoe - 0.5%

Ross Stores, Inc.	9,231	843,621

Retail-Auto Parts - 0.6%

O’Reilly Automotive, Inc.†	1,323	858,944

Retail-Building Products - 0.7%

Lowe’s Cos., Inc.	4,735	1,046,719

Retail-Restaurants - 1.6%

McDonald’s Corp.	7,109	1,740,070
Yum! Brands, Inc.	5,685	696,867

		2,436,937

Semiconductor Components-Integrated Circuits - 3.2%

Analog Devices, Inc.	13,828	2,216,490
NXP Semiconductors NV	13,768	2,617,572

		4,834,062

Tools-Hand Held - 0.5%

Stanley Black & Decker, Inc.	4,853	789,583

Transport-Rail - 1.2%

Norfolk Southern Corp.	7,431	1,906,200

Web Portals/ISP - 3.9%

Alphabet, Inc., Class A†	2,212	5,974,922

Total Common Stocks
(cost $80,763,366)		89,625,996

ASSET BACKED SECURITIES - 8.1%
Diversified Financial Services - 8.1%

ACC Auto Trust Series 2021-A, Class A 1.08% due 04/15/2027*	$63,775	63,476
ACC Auto Trust Series 2021-A, Class B 1.79% due 04/15/2027*	105,000	102,972
ACC Trust Series 2021-1, Class B 1.43% due 07/22/2024*	100,000	99,360
Accelerated Assets LLC Series 2021-1H, Class B 1.90% due 10/20/2040*	65,550	63,203
ACRE Commercial Mtg., Ltd. FRS Series 2021-FL4, Class A 0.97% (1 ML+0.83%) due 12/18/2037*(1)(2)	116,919	116,215
ACRE Commercial Mtg., Ltd. FRS Series 2021-FL4, Class AS 1.24% (1 ML+1.10%) due 12/18/2037*(1)(2)	110,000	108,930
Affirm Asset Securitization Trust Series 2021-A, Class A 0.88% due 08/15/2025*	145,000	144,621
Ajax Mtg. Loan Trust Series 2021-B, Class A 2.24% due 06/25/2066*(3)	123,391	120,454
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.94% due 08/15/2046*	95,000	91,040
American Credit Acceptance Receivables Trust Series 2021-1, Class B 0.61% due 03/13/2025*	45,000	44,935
AMSR Trust Series 2020-SFR4, Class E2 2.46% due 11/17/2037*	100,000	93,537
AMSR Trust Series 2020-SFR3, Class E2 2.76% due 09/17/2037*	100,000	95,491
AMSR Trust Series 2020-SFR2, Class E2 4.28% due 07/17/2037*	145,000	145,777
Bayview Finance LLC CMO Series 2021-3, Class F 1.84% due 07/12/2033(4)	127,458	127,458
BPR Trust FRS Series 2021-KEN, Class A 1.44% (1 ML+1.25%) due 02/15/2029*(1)	145,000	143,936
Business Jet Securities LLC Series 2021-1A, Class A 2.16% due 04/15/2036*	99,048	95,482
Business Jet Securities LLC Series 2021-1A, Class B 2.92% due 04/15/2036*	131,475	126,129
Business Jet Securities LLC Series 2020-1A, Class A 2.98% due 11/15/2035*	117,382	117,052
Cascade MH Asset Trust Series 2021-MH1, Class A1 1.75% due 02/25/2046*(5)	155,761	150,385
CF Hippolyta LLC Series 2021-1A, Class A1 1.53% due 03/15/2061*(5)	96,167	91,514
CFMT LLC VRS Series 2021-HB5, Class A 0.80% due 02/25/2031*(5)(6)	267,616	265,982
CPS Auto Receivables Trust Series 2021-A, Class A 0.35% due 01/16/2024*	8,873	8,871
CPS Auto Receivables Trust Series 2021-A, Class B 0.61% due 02/18/2025*	105,000	104,863
CPS Auto Receivables Trust Series 2021-A, Class C 0.83% due 09/15/2026*	300,000	296,631
CPS Auto Receivables Trust Series 2021-B, Class C 1.23% due 03/15/2027*	100,000	98,556
Credit Acceptance Auto Loan Trust Series 2021-2A, Class A 0.96% due 02/15/2030*	250,000	245,304
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A 1.35% due 02/16/2027*	34,564	34,358
Crossroads Asset Trust Series 2021-A, Class A2 0.82% due 03/20/2024*	63,363	63,081
Crossroads Asset Trust Series 2021-A, Class B 1.12% due 06/20/2025*	205,000	201,949
CSMC Trust VRS Series 2021-RPL1, Class A1 1.67% due 09/27/2060*(5)(6)	147,261	143,571
DataBank Issuer LLC Series 2021-1A, Class A2 2.06% due 02/27/2051*	175,000	167,456
Diamond Resorts Owner Trust Series 2021-1A, Class A 1.51% due 11/21/2033*	128,346	126,566
Diamond Resorts Owner Trust Series 2021-1A, Class C 2.70% due 11/21/2033*	70,590	70,111
Drive Auto Receivables Trust Series 2021-1, Class D 1.45% due 01/16/2029	120,000	117,609
DT Auto Owner Trust Series 2021-1A, Class C 0.84% due 10/15/2026*	50,000	49,097
DT Auto Owner Trust Series 2019-4A, Class D 2.85% due 07/15/2025*	85,000	85,997
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B 1.74% due 08/27/2035*	90,598	88,092

Exeter Automobile Receivables Trust Series 2021-1A, Class C 0.74% due 01/15/2026	240,000	237,662
Exeter Automobile Receivables Trust Series 2021-2A, Class C 0.98% due 06/15/2026	95,000	93,708
FHF Trust Series 2021-1A, Class A 1.27% due 03/15/2027*	45,804	45,120
FirstKey Homes Trust Series 2021-SFR2, Class E1 2.26% due 09/17/2038*	155,000	142,898
Flagship Credit Auto Trust Series 2021-2, Class A 0.37% due 12/15/2026*	144,763	143,556
Flagship Credit Auto Trust Series 2021-1, Class B 0.68% due 02/16/2027*	65,000	63,773
FMC GMSR Issuer Trust VRS Series 2021-GT2, Class A 3.85% due 10/25/2026*(5)(6)	100,000	97,156
Freed ABS Trust Series 2021-1CP, Class A 0.66% due 03/20/2028*	18,296	18,259
Freed ABS Trust Series 2021-2, Class B 1.03% due 06/19/2028*	100,000	99,321
GLS Auto Receivables Trust Series 2021-2A, Class B 0.77% due 09/15/2025*	100,000	98,691
Home Partners of America Trust Series 2021-2, Class C 2.40% due 12/17/2026*	129,568	123,285
Home Partners of America Trust Series 2021-3, Class D 3.00% due 01/17/2041*	99,844	94,847
Legacy Mtg. Asset Trust Series 2021-GS1, Class A1 1.89% due 10/25/2066*(3)(5)	96,052	94,347
Lendbuzz Securitization Trust Series 2021-1A, Class A 1.46% due 06/15/2026*	124,280	123,137
Lendingpoint Asset Securitization Trust Series 2021-A, Class A 1.00% due 12/15/2028*	123,458	123,032
Lendingpoint Asset Securitization Trust Series 2021-B, Class A 1.11% due 02/15/2029*	155,830	154,723
Lendingpoint Asset Securitization Trust Series 2021-B, Class B 1.68% due 02/15/2029*	100,000	97,755
LHOME Mtg. Trust VRS Series 2021-RTL1, Class A1 2.09% due 09/25/2026*(5)(6)	200,000	195,154
Mariner Finance Issuance Trust Series 2021-AA, Class A 1.86% due 03/20/2036*	130,000	124,840
Marlette Funding Trust Series 2021-1A, Class B 1.00% due 06/16/2031*	101,000	99,964
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.54% due 03/20/2026*	140,000	138,540
Mission Lane Credit Card Master Trust Series 2021-A, Class A 1.59% due 09/15/2026*	110,000	108,327
MVW LLC Series 2021-2A, Class C 2.23% due 05/20/2039*	151,993	148,092
NRZ Excess Spread-Collateralized Notes Series 2021-FNT1, Class A 2.98% due 03/25/2026*	114,017	110,479
NRZ Excess Spread-Collateralized Notes Series 2021-FNT2, Class A 3.23% due 05/25/2026*	172,574	166,273
Octane Receivables Trust Series 2021-1A, Class A 0.93% due 03/22/2027*	73,719	72,892
Oportun Funding XIV LLC Series 2021-A, Class A 1.21% due 03/08/2028*	100,000	97,702
Oportun Funding XIV LLC Series 2021-A, Class B 1.76% due 03/08/2028*	245,000	242,393
Oportun Issuance Trust Series 2021-B, Class A 1.47% due 05/08/2031*	255,000	246,078
Pagaya AI Debt Selection Trust Series 2021-3, Class A 1.15% due 05/15/2029*	172,125	169,895
Pagaya AI Debt Selection Trust Series 2021-1, Class A 1.18% due 11/15/2027*	288,140	285,814
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A 1.22% due 01/16/2029*	177,684	175,348
PRET LLC VRS Series 2021-RN4, Class A1 2.49% due 10/25/2051*(6)	143,031	141,266
Pretium Mtg. Credit Partners I LLC Series 2021-NPL1, Class A1 2.24% due 09/27/2060*(3)	189,754	185,868
Progress Residential Trust Series 2021-SFR2, Class D 2.20% due 04/19/2038*	267,000	249,380
Progress Residential Trust Series 2020-SFR1, Class E 3.03% due 04/17/2037*	115,000	111,678

PRPM LLC VRS Series 2021-2, Class A1 2.12% due 03/25/2026*(5)(6)	208,225	204,462
Regional Management Issuance Trust Series 2021-1, Class A 1.68% due 03/17/2031*	125,000	121,391
Republic Finance Issuance Trust Series 2021-A, Class A 2.30% due 12/22/2031*	189,000	185,161
Sierra Timeshare Receivables Funding LLC Series 2021-2A, Class B 1.80% due 09/20/2038*	77,760	75,633
SLG Office Trust Series 2021-OVA, Class A 2.59% due 07/15/2041*(1)	110,000	106,478
Theorem Funding Trust Series 2021-1A, Class A 1.21% due 12/15/2027*	116,540	115,617
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(5)(6)	233,221	230,865
Tricolor Auto Securitization Trust Series 2021-1A, Class B 1.00% due 06/17/2024*	120,000	119,246
Tricolor Auto Securitization Trust Series 2021-1A, Class C 1.33% due 09/16/2024*	115,000	113,951
United Auto Credit Securitization Trust Series 2021-1, Class C 0.84% due 06/10/2026*	115,000	113,925
Upstart Pass-Through Trust Series 2021-ST2, Class A 2.50% due 04/20/2027*	66,377	66,113
Upstart Securitization Trust Series 2021-1, Class A 0.87% due 03/20/2031*	62,294	61,930
US Auto Funding Series 2021-1A, Class B 1.49% due 03/17/2025*	100,000	98,135
VCAT LLC Series 2021-NPL2, Class A1 2.12% due 03/27/2051*(3)	73,066	71,683
Veros Auto Receivables Trust Series 2021-1, Class A 0.92% due 10/15/2026*	66,158	65,611
VOLT LLC Series 2021-NPL1, Class A1 1.89% due 02/27/2051*(3)	93,002	91,076
VOLT LLC Series 2021-NPL2, Class A1 1.89% due 02/27/2051*(3)	259,451	254,011
VOLT LLC Series 2021-NPL5, Class A1 2.12% due 03/27/2051*(3)	168,473	165,571
VOLT LLC Series 2021-NPL6, Class A1 2.24% due 04/25/2051*(3)	188,785	185,378
VOLT LLC Series 2021-NPL4, Class A1 2.24% due 03/27/2051*(3)	156,092	153,082
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(3)	221,837	217,909
Westlake Automobile Receivables Trust Series 2021-1A, Class C 0.95% due 03/16/2026*	190,000	187,412
ZH Trust Series 2021-2, Class A 2.35% due 10/17/2027*(5)	130,000	127,999

Total Asset Backed Securities
(cost $12,608,372)		12,363,953

U.S. CORPORATE BONDS & NOTES - 10.0%
Aerospace/Defense - 0.3%

Boeing Co. Senior Notes 1.43% due 02/04/2024	10,000	9,843
Boeing Co. Senior Notes 2.20% due 02/04/2026	5,000	4,863
Boeing Co. Senior Notes 2.70% due 02/01/2027	270,000	265,074
Boeing Co. Senior Notes 3.45% due 11/01/2028	19,000	19,045
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	68,000	69,363
Raytheon Technologies Corp. Senior Notes 2.25% due 07/01/2030	86,000	81,409

		449,597

Agricultural Operations - 0.0%

Bunge Ltd. Finance Corp. Company Guar. Notes 2.75% due 05/14/2031	26,000	24,739

Airlines - 0.5%

American Airlines Pass Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	115,775	114,694
American Airlines Pass Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.15% due 08/15/2033	181,881	178,596
American Airlines Pass Through Trust Pass-Through Certs. Series 2021-1, Class A 2.88% due 01/11/2036	83,000	79,843
American Airlines Pass Through Trust Pass-Through Certs. Series 2021-1, Class B 3.95% due 01/11/2032	104,000	99,258

Delta Air Lines Pass Through Trust Pass-Through Certs. Series 2020-1, Class A 2.50% due 12/10/2029	61,377	60,140
JetBlue Pass-Through Trust Pass-Through Certs. Series 2020-1, Class B 7.75% due 05/15/2030	46,574	53,402
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	27,599	26,938
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-2, Class B 3.50% due 11/01/2029	50,135	47,935
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class B 3.65% due 04/07/2027	52,593	51,404
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 3.65% due 07/07/2027	54,565	53,798
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 3.70% due 09/01/2031	38,641	38,169

		804,177

Applications Software - 0.0%

Roper Technologies, Inc. Senior Notes 1.75% due 02/15/2031	29,000	25,595

Auto-Cars/Light Trucks - 0.3%

General Motors Co. Senior Notes 6.80% due 10/01/2027	100,000	117,844
Hyundai Capital America Senior Notes 2.38% due 10/15/2027*	120,000	115,713
Hyundai Capital America Senior Notes 2.65% due 02/10/2025*	37,000	36,965
Hyundai Capital America Senior Notes 3.00% due 02/10/2027*	200,000	199,808

		470,330

Auto/Truck Parts & Equipment-Original - 0.0%

Lear Corp. Senior Notes 2.60% due 01/15/2032	5,000	4,632

Banks-Super Regional - 0.1%

KeyCorp Senior Notes 2.25% due 04/06/2027	140,000	137,935
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	69,000	64,157

		202,092

Beverages-Non-alcoholic - 0.1%

Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	73,000	73,729

Brewery - 0.2%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	239,000	235,369

Broadcast Services/Program - 0.1%

Discovery Communications LLC Company Guar. Notes 3.63% due 05/15/2030	94,000	94,268

Building Products-Cement - 0.0%

Martin Marietta Materials, Inc. Senior Notes 2.50% due 03/15/2030	57,000	54,598

Building Products-Wood - 0.0%

Masco Corp. Senior Notes 2.00% due 10/01/2030	57,000	52,036

Building-Residential/Commercial - 0.0%

Lennar Corp. Company Guar. Notes 5.00% due 06/15/2027	50,000	54,286

Cable/Satellite TV - 0.2%

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.80% due 04/01/2031	100,000	93,291
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	35,000	30,096
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	154,000	148,249

		271,636

Cellular Telecom - 0.1%

T-Mobile USA, Inc. Senior Sec. Notes 2.55% due 02/15/2031	142,000	132,751
T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041	87,000	75,226

		207,977

Chemicals-Diversified - 0.1%

LYB International Finance III LLC Company Guar. Notes 1.25% due 10/01/2025	138,000	131,956

Chemicals-Specialty - 0.1%

Intl Flavor & Fragrances, Inc. Company Guar. Notes 3.47% due 12/01/2050*	112,000	101,438

Coatings/Paint - 0.0%

RPM International, Inc. Senior Notes 2.95% due 01/15/2032	37,000	36,046

Commercial Services - 0.0%

Quanta Services, Inc. Senior Notes 2.35% due 01/15/2032	45,000	40,836

Commercial Services-Finance - 0.0%

Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	27,000	26,646

Computer Services - 0.1%

Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031	141,000	126,982

Computer Software - 0.0%

Citrix Systems, Inc. Senior Notes 1.25% due 03/01/2026	8,000	7,893

Computers - 0.1%

Dell International LLC/EMC Corp. Senior Notes 6.20% due 07/15/2030	141,000	166,840

Containers-Paper/Plastic - 0.0%

Graphic Packaging International LLC Senior Sec. Notes 1.51% due 04/15/2026*	33,000	31,608

Diagnostic Equipment - 0.0%

Thermo Fisher Scientific, Inc. Senior Notes 2.00% due 10/15/2031	40,000	37,099

Diversified Banking Institutions - 1.3%

Bank of America Corp. Senior Notes 2.55% due 02/04/2028	25,000	24,628
Bank of America Corp. Senior Notes 2.57% due 10/20/2032	40,000	37,889
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	144,000	126,246
Bank of America Corp. Senior Notes 2.97% due 02/04/2033	30,000	29,404
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	149,000	154,469
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	309,000	321,043
Citigroup, Inc. Senior Notes 2.52% due 11/03/2032	15,000	14,123
Citigroup, Inc. Senior Notes 3.06% due 01/25/2033	21,000	20,735
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	271,000	280,458
Citigroup, Inc. Senior Notes 3.88% due 01/24/2039	67,000	69,664
Goldman Sachs Group, Inc. Senior Notes 0.67% due 03/08/2024	96,000	94,778
Goldman Sachs Group, Inc. Senior Notes 1.95% due 10/21/2027	25,000	23,973
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	15,000	13,901
Goldman Sachs Group, Inc. Senior Notes 2.64% due 02/24/2028	37,000	36,523
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	40,000	41,403
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	440,000	462,411
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	150,000	158,367
Morgan Stanley Senior Notes 4.46% due 04/22/2039	110,000	119,249

		2,029,264

Diversified Manufacturing Operations - 0.0%

Eaton Corp. Company Guar. Notes 4.15% due 11/02/2042	30,000	32,138

Electric-Distribution - 0.1%

New England Power Co. Senior Notes 2.81% due 10/06/2050*	58,000	47,553
Oklahoma Gas and Electric Co. Senior Notes 0.55% due 05/26/2023	20,000	19,718

		67,271

Electric-Generation - 0.1%

Fells Point Funding Trust Senior Notes 3.05% due 01/31/2027*	100,000	99,179

Electric-Integrated - 1.1%
American Electric Power Co., Inc. Jr. Sub. Notes 2.03% due 03/15/2024	160,000	159,744
Duke Energy Corp. Senior Notes 3.40% due 06/15/2029	160,000	162,864
Edison International Senior Notes 5.75% due 06/15/2027	17,000	18,887
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	174,000	183,234
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	151,000	149,855
Exelon Generation Co. LLC Senior Notes 3.25% due 06/01/2025	299,000	305,519
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	65,000	68,408
OGE Energy Corp. Senior Notes 0.70% due 05/26/2023	15,000	14,771
Pacific Gas & Electric Co. Senior Sec. Notes 1.37% due 03/10/2023	80,000	79,162
Pacific Gas & Electric Co. 1st Mtg. Notes 1.70% due 11/15/2023	20,000	19,661
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.25% due 02/16/2024	60,000	60,412
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045	10,000	8,968
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	183,000	192,473
Southern California Edison Co. 1st Mtg. Notes 1.20% due 02/01/2026	112,000	106,512
WEC Energy Group, Inc. Senior Notes 1.38% due 10/15/2027#	140,000	130,308

		1,660,778

Electronic Components-Semiconductors - 0.2%

Broadcom, Inc. Senior Notes 3.19% due 11/15/2036*	10,000	9,283
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	188,000	197,222
Microchip Technology, Inc. Senior Sec. Notes 0.97% due 02/15/2024	47,000	45,830
Microchip Technology, Inc. Senior Sec. Notes 0.98% due 09/01/2024*	40,000	38,519
Xilinx, Inc. Senior Notes 2.38% due 06/01/2030	71,000	68,259

		359,113

Enterprise Software/Service - 0.1%

Oracle Corp. Senior Notes 3.80% due 11/15/2037	163,000	154,850

Entertainment Software - 0.0%

Activision Blizzard Inc Senior Notes 1.35% due 09/15/2030	28,000	24,931

Finance-Credit Card - 0.1%

Capital One Financial Corp. Senior Notes 3.80% due 01/31/2028	94,000	97,967

Finance-Leasing Companies - 0.1%

Air Lease Corp. Senior Notes 1.88% due 08/15/2026#	10,000	9,487
Air Lease Corp. Senior Notes 3.38% due 07/01/2025	129,000	130,602

		140,089

Food-Meat Products - 0.1%

Smithfield Foods, Inc. Senior Notes 3.00% due 10/15/2030*	122,000	115,615
Tyson Foods, Inc. Senior Notes 3.55% due 06/02/2027	44,000	45,743

		161,358

Food-Wholesale/Distribution - 0.1%

Sysco Corp. Company Guar. Notes 2.40% due 02/15/2030	122,000	116,276

Gas-Distribution - 0.1%

Atmos Energy Corp. Senior Notes 0.63% due 03/09/2023	15,000	14,830
Atmos Energy Corp. Senior Notes 2.85% due 02/15/2052	35,000	29,995
CenterPoint Energy Resources Corp. Senior Notes 1.75% due 10/01/2030	141,000	127,265

		172,090

Independent Power Producers - 0.3%

Alexander Funding Trust Senior Sec. Notes 1.84% due 11/15/2023*	74,000	73,384
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025*	47,000	45,537
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	308,000	293,119

		412,040

Insurance Brokers - 0.0%

Brown & Brown, Inc. Senior Notes 2.38% due 03/15/2031	56,000	52,118

Insurance-Life/Health - 0.2%

Athene Global Funding Sec. Notes 2.75% due 06/25/2024*	56,000	56,451
Empower Finance 2020 LP Company Guar. Notes 3.08% due 09/17/2051*	68,000	61,106
F&G Global Funding Sec. Notes 1.75% due 06/30/2026*	25,000	24,088
Northwestern Mutual Global Funding Senior Sec. Notes 1.70% due 06/01/2028*	25,000	23,935
Teachers Insurance & Annuity Association of America Sub. Notes 3.30% due 05/15/2050*	58,000	54,225

		219,805

Insurance-Mutual - 0.1%

New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	68,000	69,682

Machinery-General Industrial - 0.0%

Otis Worldwide Corp. Senior Notes 3.11% due 02/15/2040	67,000	61,736

Medical Products - 0.0%

Zimmer Biomet Holdings, Inc. Senior Notes 2.60% due 11/24/2031	33,000	31,141

Medical-Biomedical/Gene - 0.2%

Amgen, Inc. Senior Notes 3.15% due 02/21/2040	68,000	63,286
Gilead Sciences, Inc. Senior Notes 2.60% due 10/01/2040	143,000	123,202
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	56,000	50,006

		236,494

Medical-Drugs - 0.3%

AbbVie, Inc. Senior Notes 2.95% due 11/21/2026	19,000	19,314
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	47,000	47,611
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039	277,000	290,132
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039	48,000	52,503

		409,560

Medical-Generic Drugs - 0.2%

Utah Acquisition Sub, Inc. Company Guar. Notes 3.95% due 06/15/2026	159,000	164,666
Viatris, Inc. Company Guar. Notes 3.85% due 06/22/2040	153,000	142,512

		307,178

Medical-HMO - 0.0%

Anthem, Inc. Senior Notes 2.25% due 05/15/2030	57,000	54,196

Medical-Hospitals - 0.2%

HCA, Inc. Senior Sec. Notes 3.50% due 07/15/2051	15,000	13,280
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	158,000	171,190
MedStar Health, Inc. Sec. Notes 3.63% due 08/15/2049	46,000	45,478
Piedmont Healthcare, Inc. Sec. Bonds 2.86% due 01/01/2052	25,000	21,981
Universal Health Services, Inc. Senior Sec. Notes 2.65% due 01/15/2032*	25,000	23,260

		275,189

Metal-Diversified - 0.1%

Glencore Funding LLC Company Guar. Notes 2.50% due 09/01/2030*	75,000	68,990

Multimedia - 0.1%

Walt Disney Co. Company Guar. Notes 3.50% due 05/13/2040	96,000	95,424

Oil Companies-Exploration & Production - 0.1%

Coterra Energy, Inc. Senior Notes 3.90% due 05/15/2027*	46,000	47,971

Diamondback Energy, Inc. Company Guar. Notes 3.25% due 12/01/2026	74,000	75,633

		123,604

Oil Companies-Integrated - 0.1%

BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050	145,000	120,635
Exxon Mobil Corp. Senior Notes 3.00% due 08/16/2039	86,000	82,213

		202,848

Oil Refining & Marketing - 0.0%

HollyFrontier Corp. Senior Notes 2.63% due 10/01/2023	56,000	56,268

Oil-Field Services - 0.1%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 3.34% due 12/15/2027	65,000	67,053
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	65,000	67,928

		134,981

Pharmacy Services - 0.1%

CVS Health Corp. Senior Notes 2.70% due 08/21/2040	94,000	81,509

Pipelines - 0.6%

Energy Transfer LP Senior Notes 3.90% due 05/15/2024	110,000	112,902
Energy Transfer LP Senior Notes 3.90% due 07/15/2026	84,000	87,079
Energy Transfer LP Senior Notes 4.40% due 03/15/2027	50,000	52,491
Enterprise Products Operating LLC Company Guar. Notes 4.45% due 02/15/2043	68,000	70,149
Flex Intermediate Holdco LLC Senior Sec. Notes 3.36% due 06/30/2031*	25,000	23,899
Flex Intermediate Holdco LLC Senior Sec. Notes 4.32% due 12/30/2039*	15,000	14,070
Gray Oak Pipeline LLC Senior Notes 2.60% due 10/15/2025*	139,000	137,480
Gray Oak Pipeline LLC Senior Notes 3.45% due 10/15/2027*	41,000	41,343

MPLX LP Senior Notes 2.65% due 08/15/2030	141,000	132,582
NGPL PipeCo LLC Senior Notes 3.25% due 07/15/2031*	25,000	23,996
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.65% due 10/15/2025	84,000	89,007
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	65,000	70,182
Tennessee Gas Pipeline Co. LLC Company Guar. Notes 2.90% due 03/01/2030*	70,000	67,106

		922,286

Real Estate Investment Trusts - 0.8%

American Campus Communities Operating Partnership LP Company Guar. Notes 2.25% due 01/15/2029	20,000	18,813
American Tower Corp. Senior Notes 1.50% due 01/31/2028	47,000	43,000
American Tower Corp. Senior Notes 1.88% due 10/15/2030	246,000	218,766
American Tower Corp. Senior Notes 2.95% due 01/15/2051	57,000	46,619
American Tower Corp. Senior Notes 3.10% due 06/15/2050	88,000	73,591
Brixmor Operating Partnership LP Senior Notes 2.25% due 04/01/2028	30,000	28,596
Brixmor Operating Partnership LP Senior Notes 2.50% due 08/16/2031	15,000	13,861
Corporate Office Properties LP Company Guar. Notes 2.75% due 04/15/2031	36,000	33,820
CubeSmart LP Company Guar. Notes 2.00% due 02/15/2031	85,000	77,400
Equinix, Inc. Senior Notes 2.90% due 11/18/2026	85,000	85,805
Healthcare Trust of America Holdings LP Company Guar. Notes 2.00% due 03/15/2031#	56,000	50,751
Healthpeak Properties, Inc. Senior Notes 2.13% due 12/01/2028	38,000	36,543
Healthpeak Properties, Inc. Senior Notes 2.88% due 01/15/2031	56,000	55,029

Life Storage LP Company Guar. Notes 2.40% due 10/15/2031	35,000	32,537
Mid-America Apartments LP Senior Notes 3.60% due 06/01/2027	19,000	20,003
Office Properties Income Trust Senior Notes 2.40% due 02/01/2027	45,000	41,692
Office Properties Income Trust Senior Notes 3.45% due 10/15/2031	10,000	9,150
Physicians Realty LP Company Guar. Notes 2.63% due 11/01/2031	15,000	14,064
Public Storage Senior Notes 1.95% due 11/09/2028	18,000	17,212
Sabra Health Care LP Company Guar. Notes 3.20% due 12/01/2031	25,000	23,244
Safehold Operating Partnership LP Company Guar. Notes 2.85% due 01/15/2032	46,000	42,485
UDR, Inc. Company Guar. Notes 2.10% due 08/01/2032	57,000	51,261
WP Carey, Inc. Senior Notes 2.40% due 02/01/2031	141,000	132,158

		1,166,400

Retail-Auto Parts - 0.1%

AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	84,000	86,971

Retail-Building Products - 0.0%

Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	67,000	65,097

Retail-Convenience Store - 0.1%

7-Eleven, Inc. Senior Notes 0.63% due 02/10/2023*	85,000	84,371

Retail-Major Department Stores - 0.0%

Nordstrom, Inc. Senior Notes 4.25% due 08/01/2031#	47,000	42,082

Retail-Regional Department Stores - 0.0%

Kohl’s Corp. Senior Notes 3.38% due 05/01/2031#	44,000	43,293

Semiconductor Components-Integrated Circuits - 0.0%

Analog Devices, Inc. Senior Notes 2.80% due 10/01/2041	26,000	23,908

Semiconductor Equipment - 0.1%

KLA Corp. Senior Notes 3.30% due 03/01/2050	105,000	98,914

Software Tools - 0.1%

VMware, Inc. Senior Notes 1.40% due 08/15/2026	47,000	44,581
VMware, Inc. Senior Notes 4.70% due 05/15/2030	94,000	103,193

		147,774

Steel-Producers - 0.0%

Steel Dynamics, Inc. Senior Notes 1.65% due 10/15/2027	56,000	52,814

Telephone-Integrated - 0.3%

AT&T, Inc. Senior Notes 2.75% due 06/01/2031	180,000	174,950
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	87,000	82,537
AT&T, Inc. Senior Notes 3.55% due 09/15/2055	30,000	27,085
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	57,000	49,342
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	151,000	152,950

		486,864

Tobacco - 0.1%

Altria Group, Inc. Company Guar. Notes 2.45% due 02/04/2032	50,000	44,597
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	113,000	105,588
BAT Capital Corp. Company Guar. Notes 3.73% due 09/25/2040	38,000	32,698
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	20,000	19,161

		202,044

Toys - 0.0%

Hasbro, Inc. Senior Notes 3.90% due 11/19/2029	47,000	49,180

Transport-Rail - 0.0%

Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	22,000	25,052

Total U.S. Corporate Bonds & Notes
(cost $16,584,922)		15,237,522

FOREIGN CORPORATE BONDS & NOTES - 1.6%
Banks-Commercial - 0.1%

Santander UK Group Holdings PLC Senior Notes 2.47% due 01/11/2028	200,000	193,639
Westpac Banking Corp. Sub. Notes 3.13% due 11/18/2041	25,000	22,405

		216,044

Commercial Services-Finance - 0.0%

IHS Markit, Ltd. Senior Notes 4.25% due 05/01/2029	44,000	48,310

Computer Services - 0.0%

CGI, Inc. Senior Notes 2.30% due 09/14/2031*	42,000	38,738

Diversified Banking Institutions - 0.6%

Deutsche Bank AG Senior Notes 2.55% due 01/07/2028	150,000	144,630
HSBC Holdings PLC Senior Notes 6.10% due 01/14/2042	95,000	124,630
Macquarie Group, Ltd.* Senior Bonds 2.87% due 01/14/2033	100,000	94,449
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.74% due 03/07/2029	130,000	136,078
NatWest Markets PLC* Senior Notes 1.60% due 09/29/2026	200,000	190,193
Societe Generale SA Sub. Notes 4.25% due 04/14/2025*	200,000	204,954

		894,934

Electronic Components-Semiconductors - 0.1%

NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 2.50% due 05/11/2031*	40,000	37,472
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.25% due 05/11/2041*	40,000	36,442

		73,914

Finance-Leasing Companies - 0.4%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 2.45% due 10/29/2026	150,000	144,594
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.00% due 10/29/2028	150,000	144,934
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.53% due 11/18/2027*	78,000	73,109
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.88% due 02/15/2025*	24,000	23,793
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.25% due 04/15/2026*	47,000	48,333
Avolon Holdings Funding, Ltd. Senior Notes 5.50% due 01/15/2026*	154,000	164,049
Park Aerospace Holdings, Ltd. Company Guar. Notes 4.50% due 03/15/2023*	46,000	46,956
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	7,000	7,334

		653,102

Metal-Iron - 0.0%

Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	37,000	36,611

Oil Companies-Integrated - 0.0%

TotalEnergies Capital International SA Company Guar. Bonds 2.99% due 06/29/2041	58,000	53,012

Pipelines - 0.1%

TransCanada PipeLines, Ltd. Senior Notes 4.10% due 04/15/2030	66,000	69,673

Real Estate Investment Trusts - 0.1%

Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 3.63% due 01/28/2026*	140,000	145,368

Rental Auto/Equipment - 0.1%

Triton Container International, Ltd. Company Guar. Notes 2.05% due 04/15/2026*	100,000	96,640

Retail-Convenience Store - 0.1%

Alimentation Couche-Tard, Inc. Company Guar. Notes 3.44% due 05/13/2041*	35,000	32,609

Alimentation Couche-Tard, Inc. Company Guar. Notes 3.63% due 05/13/2051*	35,000	32,477

		65,086

Total Foreign Corporate Bonds & Notes
(cost $2,545,827)		2,391,432

U.S. GOVERNMENT AGENCIES - 9.5%
Federal Home Loan Bank - 0.1%
3.00% due 01/01/2052	94,846	95,994
4.00% due 01/01/2052	59,924	62,762

		158,756

Federal Home Loan Mtg. Corp. - 1.4%

2.50% due 02/01/2051	179,445	177,448
3.00% due 11/01/2050	142,528	145,396
3.00% due 07/01/2051	98,640	100,088
3.50% due 05/01/2042	70,199	73,573
3.50% due 01/01/2050	192,777	200,279
Federal Home Loan Mtg. Corp. MSCR FRS Series 2021-MN2, Class M1 1.85% (SOFR30A+1.80%) due 07/25/2041*(1)	103,125	98,310
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-KGX1, Class BFX 3.59% due 10/25/2027*(1)(6)	65,000	64,292
Series 2016-K58, Class B 3.74% due 09/25/2049*(1)(6)	260,000	269,952
Series 2016-K56, Class B 3.94% due 06/25/2049*(1)(6)	50,000	51,961
Federal Home Loan Mtg. Corp. REMIC Series 3910, Class CU 4.00% due 03/15/2041(5)	46,000	47,965
Federal Home Loan Mtg. Corp. SCRT
Series 2018-1, Class M60C 3.50% due 05/25/2057(5)	132,764	136,890
Series 2018-2, Class M55D 4.00% due 11/25/2057(5)	208,174	218,361
Series 2018-4, Class M55D 4.00% due 03/25/2058(5)	37,854	39,522
Series 2019-2, Class M55D 4.00% due 08/25/2058(5)	189,307	198,564
Series 2019-3, Class M55D 4.00% due 10/25/2058(5)	181,155	189,978
Federal Home Loan Mtg. Corp. SCRT VRS Series 2018-3, Class M55D 4.00% due 08/25/2057(5)(6)	173,104	181,779

		2,194,358

Federal National Mtg. Assoc. - 3.4%

1.95% due 10/01/2029	400,000	391,023
2.50% due 01/01/2052	129,262	127,681
2.70% due 07/01/2026	153,548	158,073
2.97% due 08/01/2026	160,000	166,164
3.00% due 05/01/2050	105,238	107,122
3.00% due 01/01/2051	265,181	268,226
3.00% due 01/01/2052	364,336	370,320
3.00% due 02/01/2052	60,000	60,992
3.33% due 04/01/2030	328,743	351,994
3.50% due 02/01/2052	164,751	172,798
3.77% due 12/01/2025	71,150	75,496
4.00% due 06/01/2049	72,500	76,605
4.00% due 02/01/2051	756,106	802,667
4.00% due 02/01/2052	70,000	74,288
4.34% due 01/01/2029	56,779	63,130
5.07% due 03/01/2028	61,419	69,129
Federal National Mtg. Assoc. Grantor Trust
Series 2001-T12, Class A1 6.50% due 08/25/2041(5)	109,001	119,637
Series 2002-T4, Class A1 6.50% due 12/25/2041(5)	12,008	13,373
Federal National Mtg. Assoc. REMIC
Series 2021-M3, Class 1A1 1.00% due 11/25/2033(1)	99,516	95,691
Series 2018-72, Class VB 3.50% due 10/25/2031(5)	190,699	198,957
Series 2019-7, Class CA 3.50% due 11/25/2057(5)	276,982	284,680
Series 2017-35, Class VA 4.00% due 07/25/2028(5)	98,908	103,283
Series 2002-W3, Class A4 6.50% due 11/25/2041(5)	105,306	116,886
Series 2002-W8, Class A1 6.50% due 06/25/2042(5)	51,686	56,869
Federal National Mtg. Assoc. REMIC VRS
Series 2018-M2, Class A1 2.80% due 01/25/2028(1)(6)	579,690	585,377
Series 2017-M15, Class A1 2.96% due 09/25/2027(1)(6)	147,572	152,155
Series 2018-M10, Class A1 3.36% due 07/25/2028(1)(6)	67,150	69,343

		5,131,959

Government National Mtg. Assoc. - 3.8%

2.50% due 12/20/2050	243,459	242,391
2.50% due 10/20/2051	495,670	496,070
3.00% due 02/20/2051	771,309	804,132
3.00% due 03/20/2051	772,702	794,382
3.00% due 04/20/2051	450,607	466,629
3.00% due 07/20/2051	293,771	302,559
3.50% due 01/20/2051	241,842	261,376
3.50% due 02/20/2051	688,844	730,510
3.50% due 03/20/2051	455,034	482,095
3.50% due 07/20/2051	395,534	421,615
3.50% due 12/20/2051	134,540	142,703
3.50% due 01/20/2052	154,762	166,840
3.50% due 02/20/2052	120,000	125,197
4.00% due 05/20/2038	141,443	148,259
4.00% due 03/20/2051	57,943	61,085
4.50% due 12/20/2031	38,895	41,004
Government National Mtg. Assoc. VRS Series 2021-H14, Class YD 8.46% due 06/20/2071(5)(6)	125,000	156,969

		5,843,816

Uniform Mtg. Backed Securities - 0.8%

2.50% due March 30 TBA	1,235,000	1,218,413

Total U.S. Government Agencies
(cost $15,040,863)		14,547,302

U.S. GOVERNMENT TREASURIES - 10.5%
United States Treasury Bonds - 4.6%

zero coupon due 05/15/2027 STRIPS	310,000	282,732

zero coupon due 11/15/2027 STRIPS	900,000	812,082
zero coupon due 05/15/2041 STRIPS	450,000	281,360
1.13% due 05/15/2040	531,000	440,564
1.13% due 08/15/2040	1,303,000	1,077,011
1.38% due 11/15/2040	720,000	621,056
1.38% due 08/15/2050	1,249,000	1,024,765
1.63% due 11/15/2050	800,000	698,375
1.75% due 08/15/2041	10,000	9,144
1.88% due 02/15/2051	485,000	449,800
1.88% due 11/15/2051	409,000	380,306
2.00% due 11/15/2041	90,000	85,950
2.25% due 05/15/2041	73,000	72,604
2.25% due 08/15/2046	210,000	207,227
2.25% due 02/15/2052	155,000	157,325
2.38% due 02/15/2042	205,000	208,780
3.13% due 02/15/2043	225,000	255,568

		7,064,649

United States Treasury Notes - 5.9%

0.38% due 12/31/2025	1,290,000	1,226,558
0.63% due 11/30/2027	180,000	168,630
0.63% due 12/31/2027	955,000	893,858
0.75% due 12/31/2023	1,600,000	1,580,750
1.00% due 07/31/2028	260,000	247,152
1.13% due 02/15/2031	160,000	150,681
1.25% due 03/31/2028	245,000	237,258
1.25% due 05/31/2028	214,000	206,995
1.38% due 10/31/2028	300,000	291,551
1.38% due 11/15/2031	30,000	28,777
1.50% due 02/15/2030	225,000	219,858
1.63% due 05/15/2031	1,145,000	1,125,007
1.75% due 07/31/2024	2,375,000	2,387,432
1.75% due 01/31/2029	185,000	184,162
1.75% due 11/15/2029	62,000	61,806

		9,010,475

Total U.S. Government Treasuries
(cost $16,638,686)		16,075,124

ESCROWS AND LITIGATION TRUSTS - 0.0%

ION Media Networks, Inc.†(4)	18	64

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	229

Total Escrows And Litigation Trusts
(cost $0)		293

Total Long-Term Investment Securities
(cost $144,182,036)		150,241,622

SHORT-TERM INVESTMENT SECURITIES - 0.2%
Registered Investment Companies - 0.2%

State Street Navigator Securities Lending Government Money Market Portfolio 0.06%(7)(8) (cost $271,873)	271,873	271,873

REPURCHASE AGREEMENTS - 2.6%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/28/2022, to be repurchased 03/01/2022 in the amount of $4,014,000 and collateralized by $3,237,500 of United States Treasury Inflation Index Notes, bearing interest at 0.63% due 01/15/2026 and having an approximate value of $4,094,345 (cost $4,014,000)	4,014,000	4,014,000

TOTAL INVESTMENTS
(cost $148,467,909)	101.1%	154,527,495
Liabilities in excess of other assets	(1.1)	(1,723,076)

NET ASSETS	100.0%	$152,804,419

†	Non-income producing security

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2022, the aggregate value of these securities was $15,710,977 representing 10.3% of net assets.

#	The security or a portion thereof is out on loan.

(1)	Commercial Mortgage Backed Security

(2)	Collateralized Loan Obligation

(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of February 28, 2022.

(4)	Securities classified as Level 3 (see Note 1).

(5)	Collateralized Mortgage Obligation

(6)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(7)	The rate shown is the 7-day yield as of February 28, 2022.

(8)

At February 28, 2022, the Fund had loaned securities with a total value of $277,779. This was secured by collateral of $271,873, which was received in cash and subsequently invested in short-term investments currently valued at $271,873 as reported in the Portfolio of Investments. Additional collateral of $9,668 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2022
United States Treasury Notes/Bonds	0.13% to 3.88%	04/15/2022 to 08/15/2049	$9,668

MSCR - Multifamily Structured Credit Risk

REMIC - Real Estate Mortgage Investment Conduit

SCRT - Seasoned Credit Risk Transfer Trust

STRIPS - Separate Trading of Registered Interest and Principal Securities

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 28, 2022 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

SOFR30A - Secured Overnight Financing Rate 30 day average

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
1	Long	S&P 500 E-Mini Index	March 2022	$211,190	$218,400	$7,210

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$89,625,996	$—	$—	$89,625,996
Asset Backed Securities:
Diversified Financial Services	—	12,236,495	127,458	12,363,953
U.S. Corporate Bonds & Notes	—	15,237,522	—	15,237,522
Foreign Corporate Bonds & Notes	—	2,391,432	—	2,391,432
U.S. Government Agencies	—	14,547,302	—	14,547,302
U.S. Government Treasuries	—	16,075,124	—	16,075,124
Escrows and Litigation Trusts	—	229	64	293
Short-Term Investment Securities	271,873	—	—	271,873
Repurchase Agreements	—	4,014,000	—	4,014,000

Total Investments at Value	$89,897,869	$64,502,104	$127,522	$154,527,495

Other Financial Instruments:†

Futures Contracts	$7,210	$—	$—	$7,210

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level	3 investments in securities were not considered a significant portion of the Fund’s net assets.

See Notes to Portfolio of Investments

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.7%
Applications Software - 13.0%

Confluent, Inc., Class A†#	25,300	$1,082,587
Intuit, Inc.	33,024	15,665,595
Microsoft Corp.	225,805	67,468,276
Roper Technologies, Inc.	10,062	4,509,990
ServiceNow, Inc.†	37,868	21,960,410

		110,686,858

Athletic Footwear - 0.8%

NIKE, Inc., Class B	51,778	7,070,286

Auto-Cars/Light Trucks - 4.1%

Rivian Automotive, Inc.† Lock-up shares(1)	63,500	4,075,557
Rivian Automotive, Inc., Class A†	42,953	2,901,905
Tesla, Inc.†	31,669	27,565,647

		34,543,109

Cellular Telecom - 0.2%

T-Mobile US, Inc.†	16,897	2,081,879

Coatings/Paint - 0.1%

Sherwin-Williams Co.	1,857	488,632

Commercial Services - 0.1%

Cintas Corp.	2,795	1,049,019

Commercial Services-Finance - 2.2%

Affirm Holdings, Inc.†	32,306	1,351,683
Block, Inc., Class A†	36,460	4,648,650
PayPal Holdings, Inc.†	51,759	5,793,385
S&P Global, Inc.	15,077	5,664,429
TransUnion	15,210	1,380,459

		18,838,606

Communications Software - 0.3%

Zoom Video Communications, Inc., Class A†	16,972	2,250,487

Computer Aided Design - 1.1%

Synopsys, Inc.†	29,707	9,280,170

Computer Data Security - 0.9%

Crowdstrike Holdings, Inc., Class A†	5,124	1,000,256
Fortinet, Inc.†	19,112	6,584,466

		7,584,722

Computer Software - 1.3%

Datadog, Inc., Class A†	15,932	2,566,805
HashiCorp, Inc., Class A†	7,932	399,693
MongoDB, Inc.†	13,791	5,268,024
Snowflake, Inc., Class A†	6,221	1,652,671
Twilio, Inc., Class A†	5,703	996,884

		10,884,077

Computers - 6.8%

Apple, Inc.	350,601	57,891,237

Data Processing/Management - 0.5%

DocuSign, Inc.†	20,392	2,415,025
Fiserv, Inc.†	15,306	1,494,937

		3,909,962

Decision Support Software - 0.1%

MSCI, Inc.	2,246	1,126,796

Diagnostic Equipment - 1.9%

Danaher Corp.	37,784	10,368,307
Thermo Fisher Scientific, Inc.	10,217	5,558,048

		15,926,355

Disposable Medical Products - 0.3%

Teleflex, Inc.	6,948	2,336,682

Distribution/Wholesale - 0.2%

Copart, Inc.†	11,440	1,405,747

Diversified Banking Institutions - 1.1%

Goldman Sachs Group, Inc.	26,443	9,024,732

Diversified Financial Services - 0.2%

ANT International Co., Ltd., Class C†(1)(2)	402,788	1,474,969

Diversified Manufacturing Operations - 0.3%

General Electric Co.	28,762	2,747,059

E-Commerce/Products - 12.8%

Amazon.com, Inc.†	31,609	97,079,457
JD.com, Inc., Class A Lock-Up Shares†(1)	4,333	148,230
Sea, Ltd. ADR†	79,683	11,601,845

		108,829,532

E-Commerce/Services - 1.4%

Booking Holdings, Inc.†	2,132	4,631,237
Delivery Hero SE†*	14,111	756,448
DoorDash, Inc., Class A†	51,567	5,411,957
Opendoor Technologies, Inc.†	107,715	899,420

		11,699,062

Electronic Components-Semiconductors - 6.1%

Advanced Micro Devices, Inc.†	93,316	11,509,595
Marvell Technology, Inc.	58,616	4,005,231
Monolithic Power Systems, Inc.	7,492	3,436,580
NVIDIA Corp.	118,956	29,007,421
Texas Instruments, Inc.	23,244	3,951,248

		51,910,075

Electronic Connectors - 0.2%

TE Connectivity, Ltd.	11,936	1,700,045

Enterprise Software/Service - 1.7%

Atlassian Corp. PLC, Class A†	16,290	4,980,179
Bill.com Holdings, Inc.†	24,622	5,857,082
Paycom Software, Inc.†	1,911	648,230
Veeva Systems, Inc., Class A†	11,243	2,575,209

		14,060,700

Finance-Credit Card - 5.2%

Mastercard, Inc., Class A	54,322	19,600,464
Visa, Inc., Class A	115,192	24,895,295

		44,495,759

Finance-Investment Banker/Broker - 0.6%

Charles Schwab Corp.	57,034	4,817,092

Industrial Gases - 0.3%

Linde PLC	8,628	2,530,075

Insurance Brokers - 0.2%

Marsh & McLennan Cos., Inc.	11,029	1,714,017

Insurance-Multi-line - 0.4%

Chubb, Ltd.	15,353	3,126,485

Internet Application Software - 0.4%

Shopify, Inc., Class A†	5,493	3,813,570

Internet Content-Entertainment - 8.6%

Meta Platforms, Inc., Class A†	212,541	44,852,527
Netflix, Inc.†	32,418	12,789,550
Pinterest, Inc., Class A†	91,267	2,441,392
Snap, Inc., Class A†	279,924	11,180,165
Spotify Technology SA†	13,333	2,082,481

		73,346,115

Internet Content-Information/News - 0.5%

Tencent Holdings, Ltd.	86,800	4,678,443

Medical Instruments - 1.7%

Intuitive Surgical, Inc.†	48,723	14,145,749

Medical Products - 1.1%

Align Technology, Inc.†	3,607	1,844,836
Stryker Corp.	27,523	7,248,182

		9,093,018

Medical-Drugs - 2.2%

AstraZeneca PLC ADR	38,814	2,362,996
Eli Lilly & Co.	42,771	10,690,612
Zoetis, Inc.	28,335	5,487,073

		18,540,681

Medical-HMO - 2.7%

Humana, Inc.	7,986	3,468,479
UnitedHealth Group, Inc.	41,086	19,551,595

		23,020,074

Medical-Hospitals - 0.8%

HCA Healthcare, Inc.	28,233	7,067,002

Multimedia - 0.4%

Walt Disney Co.†	24,000	3,563,040

Retail-Apparel/Shoe - 1.5%

Lululemon Athletica, Inc.†	20,672	6,613,800
Ross Stores, Inc.	67,052	6,127,882

		12,741,682

Retail-Automobile - 0.9%

Carvana Co.†	49,893	7,507,400

Retail-Discount - 0.7%

Dollar General Corp.	30,265	6,002,760

Retail-Major Department Stores - 0.2%

TJX Cos., Inc.	26,506	1,752,047

Retail-Restaurants - 1.0%

Chipotle Mexican Grill, Inc.†	4,313	6,570,208
Starbucks Corp.	21,511	1,974,495

		8,544,703

Semiconductor Components-Integrated Circuits - 0.4%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	29,327	3,138,282

Semiconductor Equipment - 0.9%

ASML Holding NV	11,596	7,728,850

Web Portals/ISP - 11.3%

Alphabet, Inc., Class A†	6,356	17,168,446
Alphabet, Inc., Class C†	29,105	78,520,051

		95,688,497

Total Common Stocks
(cost $506,370,521)		845,856,139

CONVERTIBLE PREFERRED SECURITIES - 0.0%
Decision Support Software - 0.0%

Databricks, Inc., Series G†(1)(2)
(cost $323,874)	1,826	402,546

Total Long-Term Investment Securities
(cost $506,694,395)		846,258,685

SHORT-TERM INVESTMENT SECURITIES - 0.4%
Registered Investment Companies - 0.4%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(3)	500,000	500,000
State Street Navigator Securities Lending Government Money Market Portfolio 0.06%(3)(4)	4,275	4,275
T. Rowe Price Government Reserve Fund 0.12%(3)	2,537,143	2,537,143

Total Short-Term Investment Securities
(cost $3,041,418)		3,041,418

TOTAL INVESTMENTS
(cost $509,735,813)	100.1%	849,300,103
Liabilities in excess of other assets	(0.1)	(496,969)

NET ASSETS	100.0%	$848,803,134

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2022, the aggregate value of these securities was $756,448 representing 0.1% of net assets.

#	The security or a portion thereof is out on loan.
(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2022, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd., Class C	06/07/2018	402,788	$1,535,177	$1,474,969	$3.66	0.17%
Rivian Automotive, Inc.
Lock-Up Shares	01/19/2021	63,500	2,339,975	4,075,557	64.18	0.48
JD.com, Inc., Class A Lock-Up Shares	01/20/2022	4,333	158,019	148,230	34.21	0.02

Convertible Preferred Securities
Databricks, Inc.,
Series G	02/01/2021	1,826	323,874	402,546	220.45	0.05

				$6,101,302		0.72%

(2)	Securities classified as Level 3 (see Note 1).
(3)	The rate shown is the 7-day yield as of February 28, 2022.
(4)

At February 28, 2022, the Fund had loaned securities with a total value of $4,279. This was secured by collateral of $4,275, which was received in cash and subsequently invested in short-term investments currently valued at $4,275 as reported in the Portfolio of Investments.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Auto - Cars/Light Trucks	$30,467,552	$4,075,557	$—	$34,543,109
Diversified Financial Services	—	—	1,474,969	1,474,969
E-Commerce/Products	108,681,302	148,230	—	108,829,532
Other Industries	701,008,529	—	—	701,008,529
Convertible Preferred Securities	—	—	402,546	402,546
Short-Term Investment Securities	3,041,418	—	—	3,041,418

Total Investments at Value	$843,198,801	$4,223,787	$1,877,515	$849,300,103

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.

See Notes to Portfolio of Investments

VALIC Company I Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.0%
Apparel Manufacturers - 1.6%

Carter’s, Inc.	14,755	$1,426,513
Deckers Outdoor Corp.†	3,146	908,062

		2,334,575

Applications Software - 10.2%

Microsoft Corp.	40,389	12,067,829
ServiceNow, Inc.†	5,188	3,008,625

		15,076,454

Athletic Footwear - 0.5%

NIKE, Inc., Class B	5,394	736,551

Auto-Cars/Light Trucks - 1.4%

Tesla, Inc.†	2,355	2,049,863

Banks-Super Regional - 0.8%

US Bancorp	21,194	1,198,309

Beverages-Non-alcoholic - 0.4%

Monster Beverage Corp.†	7,553	637,473

Cable/Satellite TV - 1.0%

Charter Communications, Inc., Class A†	2,538	1,527,318

Commercial Services-Finance - 2.0%

FleetCor Technologies, Inc.†	2,936	687,611
Moody’s Corp.	4,013	1,292,306
TransUnion	10,859	985,563

		2,965,480

Computer Aided Design - 0.7%

Autodesk, Inc.†	4,424	974,298

Computer Data Security - 1.7%

Fortinet, Inc.†	7,136	2,458,495

Computer Software - 0.8%

Dropbox, Inc., Class A†	53,809	1,220,926

Computers - 8.8%

Apple, Inc.	78,318	12,931,868

Consulting Services - 1.5%

Booz Allen Hamilton Holding Corp.	13,220	1,066,722
Gartner, Inc.†	4,259	1,194,309

		2,261,031

Cosmetics & Toiletries - 1.5%

Estee Lauder Cos., Inc., Class A	4,556	1,350,079
Procter & Gamble Co.	5,483	854,745

		2,204,824

Data Processing/Management - 0.4%

Fair Isaac Corp.†	1,338	630,452

Dialysis Centers - 0.6%

DaVita, Inc.†	8,036	906,220

Diversified Manufacturing Operations - 2.2%

3M Co.	13,562	2,015,991
Carlisle Cos., Inc.	5,215	1,238,041

		3,254,032

E-Commerce/Products - 4.3%

Amazon.com, Inc.†	2,044	6,277,655

Electronic Components-Semiconductors - 9.9%

Advanced Micro Devices, Inc.†	7,628	940,838
Broadcom, Inc.	7,917	4,650,762
Lattice Semiconductor Corp.†	14,488	907,239
NVIDIA Corp.	20,950	5,108,657
Texas Instruments, Inc.	17,810	3,027,522

		14,635,018

Electronic Forms - 2.3%

Adobe, Inc.†	7,321	3,423,885

Enterprise Software/Service - 0.6%

Veeva Systems, Inc., Class A†	3,633	832,139

Entertainment Software - 1.1%

Electronic Arts, Inc.	12,595	1,638,484

Finance-Credit Card - 4.2%

Mastercard, Inc., Class A	13,505	4,872,874
Visa, Inc., Class A	5,811	1,255,873

		6,128,747

Food-Confectionery - 1.3%

Hershey Co.	9,747	1,971,428

Funeral Services & Related Items - 0.7%

Service Corp. International	16,556	1,007,433

Industrial Automated/Robotic - 0.9%

Cognex Corp.	18,679	1,261,953

Insurance-Property/Casualty - 0.8%

Progressive Corp.	10,565	1,119,150

Internet Content-Entertainment - 3.5%

Meta Platforms, Inc., Class A†	24,594	5,190,072

Internet Infrastructure Software - 0.6%

F5, Inc.†	4,188	841,160

Internet Security - 1.3%

Palo Alto Networks, Inc.†#	3,170	1,883,773

Medical Products - 1.3%

Align Technology, Inc.†	3,636	1,859,669

Medical-Biomedical/Gene - 2.9%

Exelixis, Inc.†	54,311	1,115,005
Vertex Pharmaceuticals, Inc.†	13,447	3,093,079

		4,208,084

Medical-Drugs - 1.3%

Eli Lilly & Co.	4,081	1,020,046
Zoetis, Inc.	4,610	892,726

		1,912,772

Medical-HMO - 0.7%

UnitedHealth Group, Inc.	2,176	1,035,493

Non-Hazardous Waste Disposal - 1.0%

Waste Management, Inc.	9,809	1,416,420

Patient Monitoring Equipment - 0.9%

Insulet Corp.†	5,120	1,355,213

Real Estate Investment Trusts - 0.9%

Public Storage	3,656	1,297,953

Real Estate Management/Services - 0.7%

CBRE Group, Inc., Class A†	11,463	1,110,192

Resort/Theme Parks - 0.9%

Vail Resorts, Inc.	5,235	1,363,979

Retail-Auto Parts - 2.0%

AutoZone, Inc.†	1,577	2,938,566

Retail-Building Products - 0.8%

Lowe’s Cos., Inc.	5,174	1,143,764

Retail-Discount - 1.3%

Target Corp.	9,598	$1,917,392

Retail-Perfume & Cosmetics - 1.6%

Ulta Beauty, Inc.†	6,274	2,349,613

Schools - 0.6%

Chegg, Inc.†	26,903	841,257

Semiconductor Equipment - 1.1%

KLA Corp.	2,910	1,014,135
Teradyne, Inc.	5,282	622,853

		1,636,988

Therapeutics - 1.3%

Neurocrine Biosciences, Inc.†	21,453	1,927,981

Tools-Hand Held - 0.6%

Snap-on, Inc.	4,004	841,561

Transport-Rail - 1.6%

Union Pacific Corp.	9,814	2,413,753

Web Hosting/Design - 0.8%

GoDaddy, Inc., Class A†	14,491	1,208,694

Web Portals/ISP - 6.8%

Alphabet, Inc., Class A†	838	2,263,555
Alphabet, Inc., Class C†	2,881	7,772,420

		10,035,975

Wireless Equipment - 1.3%

Motorola Solutions, Inc.	8,791	1,937,800

Total Long-Term Investment Securities
(cost $98,984,217)		144,332,185

SHORT-TERM INVESTMENT SECURITIES - 1.9%
Registered Investment Companies - 1.9%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1) (cost $2,802,302)	2,802,302	2,802,302

TOTAL INVESTMENTS
(cost $101,786,519)	99.9%	147,134,487
Other assets less liabilities	0.1	116,412

NET ASSETS	100.0%	$147,250,899

†	Non-income producing security
#	The security or a portion thereof is out on loan.

At February 28, 2022, the Fund had loaned securities with a total value of $1,883,773. This was secured by collateral of $1,845,661 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2022
Federal Home Loan Mtg. Corp.	1.25% to 2.00%	04/25/2050 to 10/25/2050	$202,090
Federal National Mtg. Assoc.	2.00% to 3.50%	06/01/2049 to 09/01/2050	773,547
Government National Mtg. Assoc.	1.00% to 2.70%	06/20/2038 to 05/16/2053	711,858
United States Treasury Notes/Bonds	0.13% to 2.38%	04/30/2022 to 11/15/2040	158,166

(1)	The rate shown is the 7-day yield as of February 28, 2022.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$144,332,185	$—	$—	$144,332,185
Short-Term Investment Securities	2,802,302	—	—	2,802,302

	$147,134,487	$—	$—	$147,134,487

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 19.9%

VALIC Co. I Capital Appreciation Fund	382,639	$8,483,099
VALIC Co. I Dividend Value Fund	395,045	5,360,760
VALIC Co. I Large Capital Growth Fund	119,266	2,601,197
VALIC Co. I Mid Cap Index Fund	247,854	7,596,734
VALIC Co. I Mid Cap Strategic Growth Fund	211,688	4,727,000
VALIC Co. I Mid Cap Value Fund	89,091	2,058,897
VALIC Co. I Nasdaq-100® Index Fund	26,972	674,570
VALIC Co. I Science & Technology Fund	16,440	595,933
VALIC Co. I Small Cap Growth Fund	100,922	1,924,587
VALIC Co. I Small Cap Index Fund	47,303	1,007,560
VALIC Co. I Small Cap Special Values Fund	104,155	1,471,704
VALIC Co. I Small Cap Value Fund	30,761	472,180
VALIC Co. I Stock Index Fund	281,111	15,531,369
VALIC Co. I Systematic Core Fund	147,837	4,028,561
VALIC Co. I Systematic Value Fund	1,053,666	14,298,253

Total Domestic Equity Investment Companies
(cost $66,367,373)		70,832,404

Domestic Fixed Income Investment Companies - 59.7%

VALIC Co. I Core Bond Fund	14,192,254	156,682,483
VALIC Co. I Government Securities Fund	693,335	7,293,884
VALIC Co. I High Yield Bond Fund	3,817,839	28,977,397
VALIC Co. I Inflation Protected Fund	1,584,648	19,491,169

Total Domestic Fixed Income Investment Companies
(cost $215,634,701)		212,444,933

Domestic Money Market Investment Companies - 7.4%

VALIC Co. I Government Money Market I Fund(2) (cost $26,333,611)	26,333,611	26,333,611

International Equity Investment Companies - 8.9%

VALIC Co. I Emerging Economies Fund	368,745	3,396,144
VALIC Co. I Global Real Estate Fund	1,184,396	9,558,072
VALIC Co. I International Equities Index Fund	838,500	6,624,152
VALIC Co. I International Opportunities Fund	446,105	9,176,375
VALIC Co. I International Value Fund	269,546	2,876,058

Total International Equity Investment Companies
(cost $29,593,786)		31,630,801

International Fixed Income Investment Companies - 4.1%

VALIC Co. I International Government Bond Fund (cost $14,588,456)	1,242,796	14,441,290

TOTAL INVESTMENTS
(cost $352,517,927)	100.0%	355,683,039
Liabilities in excess of other assets	(0.0)	(94,110)

NET ASSETS	100.0%	$355,588,929

#

The Conservative Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information of the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.

(1)	See Note 3.
(2)	The 7-day yield as of February 28, 2022 is 0.01%.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$355,683,039	$—	$—	$355,683,039

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 2.1%
Diversified Financial Services - 2.1%

American Express Credit Account Master Trust Series 2019-2, Class A 2.67% due 11/15/2024	$2,000,000	$2,005,404
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	1,500,000	1,506,000
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	1,275,926	1,285,808
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 1.19% (1 ML+1.00%) due 04/15/2034*(1)	3,300,000	3,262,907
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class A 1.26% (1 ML+1.07%) due 12/15/2037*(1)	750,000	744,356
Capital One Multi-Asset Execution Trust Series 2021-A1, Class A1 0.55% due 07/15/2026	2,700,000	2,621,113
Capital One Multi-Asset Execution Trust Series 2021-A2, Class A2 1.39% due 07/15/2030	1,850,000	1,755,148
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	398,793	400,288
CarMax Auto Owner Trust Series 2022-1, Class A2 0.91% due 02/18/2025	900,000	896,457
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	798,734	803,418
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	488,025	491,009
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	260,812	262,124
Carmax Auto Owner Trust Series 2018-4, Class D 4.15% due 04/15/2025	1,315,000	1,337,430
Chase Mtg. Finance Trust VRS Series 2016-SH2, Class M2 3.73% due 12/25/2045*(2)(3)	1,366,584	1,362,033
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7 3.96% due 10/13/2030	900,000	997,839
Citigroup Commercial Mtg. Trust VRS Series 2018-C5, Class A4 4.23% due 06/10/2051(1)(3)	1,000,000	1,076,004
CNH Equipment Trust Series 2021-A, Class A3 0.40% due 12/15/2025	1,950,000	1,914,114
COMM Mtg. Trust VRS Series 2015-CR22, Class XA 0.88% due 03/10/2048(1)(3)(4)	3,473,406	77,305
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.83% due 02/10/2036*(1)(3)	1,629,000	1,660,457
CSAIL Commercial Mtg. Trust Series 2019-C17, Class A2 3.00% due 09/15/2052(1)	1,900,000	1,908,074
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(1)	490,000	500,988
Dell Equipment Finance Trust Series 2021-2, Class A3 0.53% due 12/22/2026*	1,440,000	1,401,247
Ford Credit Floorplan Master Owner Trust Series 2020-2, Class A 1.06% due 09/15/2027	2,000,000	1,926,751
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	418,775	420,769
Hertz Vehicle Financing LLC Series 2021-1A, Class A 1.21% due 12/26/2025*	2,700,000	2,623,851
Honda Auto Receivables Owner Trust Series 2020-3, Class A4 0.46% due 04/19/2027	1,490,000	1,458,808
Honda Auto Receivables Owner Trust Series 2020-2, Class A4 1.09% due 10/15/2026	800,000	793,880
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	141,686	142,293
John Deere Owner Trust Series 2021-A, Class A4 0.62% due 12/15/2027	1,340,000	1,302,025
Mercedes-Benz Auto Receivables Trust Series 2021-1, Class A3 0.46% due 06/15/2026	1,720,000	1,678,568
MSDB Trust VRS Series 2017-712F, Class A 3.32% due 07/11/2039*(1)(3)	5,310,000	5,336,802
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 1.09% (1 ML+0.90%) due 12/15/2033*(1)	3,750,000	3,696,496
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	4,630,000	4,466,009
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	297,470	295,242
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	1,425,000	1,445,800
Toyota Auto Receivables Owner Trust Series 2019-B, Class A3 2.57% due 08/15/2023	867,914	872,076
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	490,923	494,103

Verizon Master Trust Series 2021-2, Class C 1.38% due 04/20/2028	3,000,000	2,935,553
Volkswagen Auto Loan Enhanced Trust Series 2020-1, Class A4 1.26% due 08/20/2026	590,000	587,244
Volkswagen Auto Loan Enhanced Trust Series 2018-2, Class A4 3.33% due 02/20/2025	650,000	653,689

Total Asset Backed Securities
(cost $60,234,091)		59,399,482

U.S. CORPORATE BONDS & NOTES - 24.4%
Aerospace/Defense - 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	1,249,000	1,307,682
Lockheed Martin Corp. Senior Notes 2.80% due 06/15/2050	15,000	13,328

		1,321,010

Agricultural Chemicals - 0.1%

CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	1,853,000	2,087,701

Airlines - 0.2%

American Airlines Group, Inc. Company Guar. Notes 3.75% due 03/01/2025*#	1,055,000	982,611
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	702,000	852,281
British Airways Pass Through Trust Pass-Through Certs. 2.90% due 09/15/2036*	1,628,844	1,593,901
United Airlines, Inc. Senior Sec. Notes 4.63% due 04/15/2029*	1,255,000	1,222,232

		4,651,025

Auction Houses/Art Dealers - 0.0%

Sotheby’s Senior Sec. Notes 7.38% due 10/15/2027*	1,000,000	1,041,310

Auto Repair Centers - 0.0%

Metis Merger Sub LLC Senior Notes 6.50% due 05/15/2029*	670,000	623,100

Auto-Cars/Light Trucks - 0.6%

BMW US Capital LLC Company Guar. Notes 3.90% due 04/09/2025*#	2,534,000	2,652,112
Ford Motor Co. Senior Notes 3.25% due 02/12/2032	450,000	424,408
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	1,480,000	1,431,071
Ford Motor Credit Co. LLC Senior Notes 2.90% due 02/16/2028	1,162,000	1,100,298
Ford Motor Credit Co. LLC Senior Notes 4.00% due 11/13/2030	3,499,000	3,471,008
General Motors Financial Co., Inc. Senior Notes 2.70% due 06/10/2031	1,112,000	1,028,720
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025	1,980,000	1,980,939
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	1,703,000	1,737,828
Toyota Motor Credit Corp. Senior Notes 1.90% due 04/06/2028	2,588,000	2,495,214

		16,321,598

Auto-Heavy Duty Trucks - 0.1%

Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*	698,000	648,268
Daimler Trucks Finance North America LLC Company Guar. Notes 2.50% due 12/14/2031*	814,000	767,269
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	661,000	686,118
PACCAR Financial Corp. Senior Notes 0.80% due 06/08/2023	1,170,000	1,160,869

		3,262,524

Auto/Truck Parts & Equipment-Original - 0.0%

Dornoch Debt Merger Sub, Inc. Senior Notes 6.63% due 10/15/2029*#	682,000	632,555

Banks-Commercial - 1.3%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	3,323,000	3,567,248
BankUnited, Inc. Sub. Notes 5.13% due 06/11/2030	6,243,000	6,606,307
Citizens Financial Group, Inc. Sub. Notes 2.64% due 09/30/2032	5,164,000	4,787,474

Citizens Financial Group, Inc. Senior Notes 3.25% due 04/30/2030	741,000	750,022
First Horizon Bank Sub. Notes 5.75% due 05/01/2030	4,022,000	4,722,641
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	2,141,000	3,015,181
Signature Bank Sub. Notes 4.00% due 10/15/2030	4,154,000	4,233,547
SunTrust Bank Senior Notes 3.20% due 04/01/2024	432,000	443,230
Texas Capital Bancshares, Inc. 4.00% due 05/06/2031	2,094,000	2,110,041
Valley National Bancorp Sub. Notes 3.00% due 06/15/2031	2,019,000	2,003,579
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	2,890,000	2,900,064

		35,139,334

Banks-Super Regional - 0.6%

US Bancorp Sub. Notes 2.49% due 11/03/2036	4,765,000	4,455,986
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	840,000	821,793
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	1,796,000	1,669,936
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	6,193,000	6,613,506
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	521,000	570,878
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	975,000	1,188,903

		15,321,002

Batteries/Battery Systems - 0.1%

Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	1,141,000	1,029,770
EnerSys Company Guar. Notes 4.38% due 12/15/2027*	799,000	791,010

		1,820,780

Beverages-Non-alcoholic - 0.1%

Keurig Dr Pepper, Inc. Company Guar. Notes 4.06% due 05/25/2023	14,000	14,365
PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	2,160,000	2,174,285

		2,188,650

Brewery - 0.3%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	4,209,000	4,769,106
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	3,423,000	3,743,961

		8,513,067

Broadcast Services/Program - 0.1%

Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	1,791,000	1,970,529
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	825,000	855,938

		2,826,467

Building & Construction Products-Misc. - 0.0%

Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	697,000	616,845

Building & Construction-Misc. - 0.0%

VM Consolidated, Inc. Company Guar. Notes 5.50% due 04/15/2029*	655,000	643,610

Building Products-Air & Heating - 0.1%

Carrier Global Corp. Senior Notes 3.38% due 04/05/2040	2,787,000	2,613,728

Building Products-Doors & Windows - 0.0%

PGT Innovations, Inc. Company Guar. Notes 4.38% due 10/01/2029*	541,000	508,443

Cable/Satellite TV - 0.7%

Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*	649,000	631,152
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	361,000	361,903
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	1,006,000	1,018,575

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	735,000	632,007
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.85% due 04/01/2061	3,373,000	2,793,850
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	1,797,000	1,756,056
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	230,000	243,624
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	822,000	978,811
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	2,053,000	2,132,388
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	533,000	550,126
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038#	2,245,000	2,510,514
CSC Holdings LLC Senior Notes 4.63% due 12/01/2030*	1,370,000	1,141,727
CSC Holdings LLC Company Guar. Bonds 5.38% due 02/01/2028*	856,000	833,218
CSC Holdings LLC Senior Notes 5.75% due 01/15/2030*	955,000	841,696
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	2,343,000	2,815,026

		19,240,673

Casino Services - 0.0%

Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	614,000	636,460

Cellular Telecom - 0.1%

T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041	2,233,000	1,930,793
T-Mobile USA, Inc. Senior Sec. Notes 3.60% due 11/15/2060	1,068,000	931,449
T-Mobile USA, Inc. Senior Sec. Notes 3.60% due 11/15/2060*	1,142,000	995,987

		3,858,229

Chemicals-Diversified - 0.1%

Westlake Chemical Corp. Senior Notes 3.13% due 08/15/2051	1,370,000	1,171,498
Westlake Chemical Corp. Senior Notes 3.38% due 08/15/2061	825,000	684,315

		1,855,813

Chemicals-Specialty - 0.1%

Ecolab, Inc. Senior Notes 0.90% due 12/15/2023	1,026,000	1,009,395
Ecolab, Inc. Senior Notes 2.70% due 12/15/2051	1,730,000	1,505,156
Minerals Technologies, Inc. Company Guar. Notes 5.00% due 07/01/2028*	921,000	902,580

		3,417,131

Circuit Boards - 0.0%

TTM Technologies, Inc. Company Guar. Notes 4.00% due 03/01/2029*	653,000	602,393

Coal - 0.0%

SunCoke Energy, Inc. Senior Sec. Notes 4.88% due 06/30/2029*	663,000	635,804
Warrior Met Coal, Inc. Senior Sec. Notes 7.88% due 12/01/2028*	555,000	579,975

		1,215,779

Coatings/Paint - 0.1%

RPM International, Inc. Senior Notes 2.95% due 01/15/2032	1,108,000	1,079,428
RPM International, Inc. Senior Notes 4.55% due 03/01/2029	2,540,000	2,760,576

		3,840,004

Commercial Services - 0.0%

Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	392,000	375,340
Quanta Services, Inc. Senior Bonds 3.05% due 10/01/2041	970,000	844,120

		1,219,460

Commercial Services-Finance - 0.2%

Automatic Data Processing, Inc. Senior Notes 1.70% due 05/15/2028	1,062,000	1,023,115
Block Financial LLC Company Guar. Notes 3.88% due 08/15/2030	1,773,000	1,790,645
MoneyGram International, Inc. Senior Sec. Notes 5.38% due 08/01/2026*	658,000	687,117
MPH Acquisition Holdings LLC Company Guar. Notes 5.75% due 11/01/2028*#	1,173,000	1,058,632

		4,559,509

Computer Data Security - 0.0%

Condor Merger Sub, Inc. Senior Notes 7.38% due 02/15/2030*	736,000	710,240

Computer Services - 0.2%

Ahead DB Holdings LLC Company Guar. Notes 6.63% due 05/01/2028*	672,000	631,680
Kyndryl Holdings, Inc. Senior Notes 2.05% due 10/15/2026*	1,482,000	1,399,093
Kyndryl Holdings, Inc. Senior Notes 3.15% due 10/15/2031*	1,212,000	1,098,094
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025	1,250,000	1,285,325

		4,414,192

Computer Software - 0.0%

Rackspace Technology Global, Inc. Senior Sec. Notes 3.50% due 02/15/2028*	468,000	424,710
Rackspace Technology Global, Inc. Company Guar. Notes 5.38% due 12/01/2028*	577,000	517,858

		942,568

Computers - 0.4%

Apple, Inc. Senior Notes 1.40% due 08/05/2028	2,166,000	2,047,171
Dell International LLC/EMC Corp. Senior Notes 8.10% due 07/15/2036	1,252,000	1,733,179
Dell International LLC/EMC Corp. Company Guar. Notes 3.38% due 12/15/2041*	1,183,000	1,034,806
Hewlett Packard Enterprise Co. Senior Notes 1.75% due 04/01/2026	4,524,000	4,368,260
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	209,000	249,839
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	573,000	681,985

		10,115,240

Computers-Integrated Systems - 0.0%

NCR Corp. Company Guar. Notes 5.13% due 04/15/2029*	634,000	623,698

Containers-Paper/Plastic - 0.2%

Amcor Flexibles North America, Inc. Company Guar. Notes 2.69% due 05/25/2031	328,000	315,660
LABL, Inc. Senior Sec. Notes 5.88% due 11/01/2028*	587,000	561,877
LABL, Inc. Senior Notes 8.25% due 11/01/2029*	227,000	211,110
Sonoco Products Co. Senior Notes 1.80% due 02/01/2025	4,742,000	4,643,722

		5,732,369

Cosmetics & Toiletries - 0.0%

Edgewell Personal Care Co. Company Guar. Notes 4.13% due 04/01/2029*	586,000	550,236

Cruise Lines - 0.0%

Lindblad Expeditions LLC Senior Sec. Notes 6.75% due 02/15/2027*	438,000	440,190

Distribution/Wholesale - 0.0%

H&E Equipment Services, Inc. Company Guar. Notes 3.88% due 12/15/2028*	656,000	613,878

Diversified Banking Institutions - 2.7%

Bank of America Corp. Senior Notes 1.49% due 05/19/2024	4,045,000	4,021,415
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	4,913,000	4,904,711
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	895,000	855,348
Bank of America Corp. 3.31% due 04/22/2042	1,744,000	1,667,635
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	1,490,000	1,544,685
Bank of America Corp. Senior Notes 4.08% due 04/23/2040	2,414,000	2,520,019
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,995,000	3,148,651

Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	2,320,000	2,884,078
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	387,000	373,025
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	1,885,000	1,952,281
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	2,203,000	2,354,431
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	2,142,000	2,572,472
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	5,125,000	6,234,375
Goldman Sachs Group, Inc. Senior Notes 1.54% due 09/10/2027	2,216,000	2,087,856
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	1,554,000	1,440,095
Goldman Sachs Group, Inc. Senior Notes 3.21% due 04/22/2042	1,454,000	1,352,681
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	3,335,000	3,417,958
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	613,000	637,881
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	3,240,000	4,251,891
JPMorgan Chase & Co. Senior Notes 0.65% due 09/16/2024	2,793,000	2,740,592
JPMorgan Chase & Co. Senior Notes 1.58% due 04/22/2027	892,000	853,693
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026	6,478,000	6,375,087
JPMorgan Chase & Co. Senior Notes 2.07% due 06/01/2029	476,000	451,174
JPMorgan Chase & Co. Senior Notes 2.53% due 11/19/2041	6,316,000	5,432,246
Morgan Stanley Senior Notes 1.16% due 10/21/2025	1,081,000	1,043,877
Morgan Stanley Senior Notes 1.51% due 07/20/2027	2,975,000	2,820,512
Morgan Stanley Sub. Notes 2.48% due 09/16/2036	313,000	284,168
Morgan Stanley Senior Notes 3.22% due 04/22/2042	1,712,000	1,630,431
Morgan Stanley Senior Notes 3.63% due 01/20/2027	5,300,000	5,525,754
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	454,000	489,390

		75,868,412

Diversified Manufacturing Operations - 0.1%

Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	1,698,000	1,748,909

Drug Delivery Systems - 0.0%

Embecta Corp. Senior Sec. Notes 5.00% due 02/15/2030*	392,000	386,610

E-Commerce/Services - 0.1%

Expedia Group, Inc. Company Guar. Notes 2.95% due 03/15/2031	2,448,000	2,347,343
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	435,000	388,237

		2,735,580

Electric-Distribution - 0.3%

National Rural Utilities Cooperative Finance Corp. Senior Notes 1.88% due 02/07/2025	1,446,000	1,435,425
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	4,854,000	4,927,309
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*	1,044,000	1,064,525

		7,427,259

Electric-Generation - 0.1%

Liberty Utilities Finance GP Company Guar. Notes 2.05% due 09/15/2030*	1,244,000	1,134,160
Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*	1,225,000	1,196,176
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	1,602,000	1,613,895

		3,944,231

Electric-Integrated - 1.8%

AES Corp. Senior Notes 2.45% due 01/15/2031	2,811,000	2,597,134
Avangrid, Inc. Senior Notes 3.20% due 04/15/2025	4,824,000	4,934,963
Consolidated Edison Co. of New York, Inc. Senior Notes 3.60% due 06/15/2061	2,817,000	2,611,548
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	2,005,000	2,316,634
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	1,701,000	1,799,153
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,862,000	1,960,819
Entergy Mississippi LLC 1st Mtg. Notes 3.50% due 06/01/2051	761,000	740,576
Entergy Texas, Inc. 1st Mtg. Bonds 4.50% due 03/30/2039	2,914,000	3,216,377
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	3,157,000	3,945,871
FirstEnergy Transmission LLC Senior Notes 4.55% due 04/01/2049*	1,988,000	2,041,742
Georgia Power Co. Senior Notes 3.25% due 03/15/2051	2,126,000	1,898,054
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	1,468,000	1,425,464
Pacific Gas & Electric Co. 1st Mtg. Notes 3.95% due 12/01/2047	1,291,000	1,120,653
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045	1,826,000	1,637,657
Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051	3,263,000	2,794,336
Public Service Co. of Colorado 1st Mtg. Notes 3.70% due 06/15/2028	1,560,000	1,652,728
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	1,448,000	1,554,852
Public Service Co. of Oklahoma Senior Notes 2.20% due 08/15/2031	1,692,000	1,580,669
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	2,387,000	2,948,888
Southern California Edison Co. 1st Mtg. Bonds 1.10% due 04/01/2024	4,581,000	4,483,873
Union Electric Co Senior Sec. Notes 2.95% due 06/15/2027	1,957,000	1,990,695

		49,252,686

Electronic Components-Semiconductors - 0.1%

Broadcom, Inc. Company Guar. Notes 2.45% due 02/15/2031*	2,030,000	1,874,311
Broadcom, Inc.* Senior Notes 3.19% due 11/15/2036	1,959,000	1,818,569

		3,692,880

Electronic Measurement Instruments - 0.2%

Trimble, Inc. Senior Notes 4.75% due 12/01/2024	166,000	174,848
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	722,000	778,660
Vontier Corp. Company Guar. Notes 2.95% due 04/01/2031	4,222,000	3,826,483

		4,779,991

Electronic Parts Distribution - 0.0%

Imola Merger Corp. Senior Sec. Notes 4.75% due 05/15/2029*	649,000	629,400

Enterprise Software/Service - 0.4%

Clarivate Science Holdings Corp. Senior Sec. Notes 3.88% due 07/01/2028*	134,000	126,630
Clarivate Science Holdings Corp. Company Guar. Notes 4.88% due 07/01/2029*	529,000	498,138
Oracle Corp. Senior Notes 2.30% due 03/25/2028	4,251,000	4,053,582
Oracle Corp. Senior Notes 3.80% due 11/15/2037	3,488,000	3,313,607
Oracle Corp. Senior Notes 4.00% due 11/15/2047	2,707,000	2,464,781

		10,456,738

Finance-Auto Loans - 0.1%

Cobra AcquisitionCo LLC Company Guar. Notes 6.38% due 11/01/2029*	958,000	877,346
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	677,000	698,204

		1,575,550

Finance-Commercial - 0.1%

Burford Capital Global Finance LLC Company Guar. Notes 6.25% due 04/15/2028*	1,340,000	1,388,575

Finance-Consumer Loans - 0.5%

Curo Group Holdings Corp. Senior Sec. Notes 7.50% due 08/01/2028*	1,534,000	1,361,425
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*#	480,000	481,200
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	1,044,000	1,038,780
LFS Topco LLC Company Guar. Notes 5.88% due 10/15/2026*	1,134,000	1,132,809
Synchrony Financial Senior Notes 2.88% due 10/28/2031	1,017,000	944,276
Synchrony Financial Senior Notes 4.50% due 07/23/2025	7,682,000	8,069,812

		13,028,302

Finance-Credit Card - 0.2%

Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	630,000	628,425
American Express Co. Senior Notes 3.40% due 02/22/2024	1,643,000	1,691,159
American Express Co. Senior Notes 4.20% due 11/06/2025	1,156,000	1,229,744
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025	2,433,000	2,450,459
Visa, Inc. Senior Notes 0.75% due 08/15/2027	800,000	741,508

		6,741,295

Finance-Investment Banker/Broker - 0.0%

Aretec Escrow Issuer, Inc. Senior Notes 7.50% due 04/01/2029*	682,000	675,910

Finance-Mortgage Loan/Banker - 0.0%

Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	456,000	426,989

Financial Guarantee Insurance - 0.0%

NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	334,000	359,002

Food-Meat Products - 0.2%

Hormel Foods Corp. Senior Notes 0.65% due 06/03/2024	1,315,000	1,279,401
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	1,479,000	1,541,170
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	1,697,000	1,857,423

		4,677,994

Food-Misc./Diversified - 0.2%

Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	1,751,000	2,157,209
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049	340,000	376,550
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	2,869,000	3,002,721
Post Holdings, Inc. Senior Notes 4.50% due 09/15/2031*	662,000	613,178

		6,149,658

Food-Wholesale/Distribution - 0.3%

C&S Group Enterprises LLC Company Guar. Notes 5.00% due 12/15/2028*	658,000	572,460
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	497,000	505,698
Sysco Corp. Company Guar. Notes 4.45% due 03/15/2048	3,250,000	3,452,483
Sysco Corp. Company Guar. Notes 4.50% due 04/01/2046	1,944,000	2,059,010
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	471,000	563,109
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050	691,000	959,239

		8,111,999

Gambling (Non-Hotel) - 0.0%

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. Company Guar. Notes 5.88% due 09/01/2031*	801,000	720,900

Hotels/Motels - 0.3%

Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. Company Guar. Notes 4.88% due 07/01/2031*	1,326,000	1,259,329

Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. Senior Notes 5.00% due 06/01/2029*	516,000	505,680
Marriott International, Inc. Senior Notes 2.85% due 04/15/2031	3,233,000	3,080,673
Marriott International, Inc. Senior Notes 4.63% due 06/15/2030	3,211,000	3,466,263
Travel & Leisure Co. Senior Sec. Notes 6.00% due 04/01/2027	586,000	611,116

		8,923,061

Human Resources - 0.1%

Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	928,000	914,080
TriNet Group, Inc. Company Guar. Notes 3.50% due 03/01/2029*	670,000	630,289

		1,544,369

Independent Power Producers - 0.1%

Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	933,000	849,030
Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*	857,000	861,409
NRG Energy, Inc. Company Guar. Notes 3.63% due 02/15/2031*	1,266,000	1,163,973

		2,874,412

Insurance Brokers - 0.0%

Ryan Specialty Group LLC Senior Sec. Notes 4.38% due 02/01/2030*	420,000	404,347

Insurance-Life/Health - 1.2%

Americo Life, Inc. Senior Notes 3.45% due 04/15/2031*	1,336,000	1,231,302
Athene Global Funding Sec. Notes 1.73% due 10/02/2026*	2,877,000	2,738,964
Brighthouse Financial Global Funding Senior Sec. Notes 0.60% due 06/28/2023*	2,132,000	2,100,174
Equitable Financial Life Global Funding Sec. Notes 0.50% due 04/06/2023*#	3,418,000	3,378,368
Equitable Financial Life Global Funding Sec. Notes 1.30% due 07/12/2026*	2,172,000	2,067,193
F&G Global Funding Senior Sec. Notes 0.90% due 09/20/2024*	1,936,000	1,866,029
F&G Global Funding Secured Notes 2.30% due 04/11/2027*	3,705,000	3,596,888
Jackson National Life Global Funding Sec. Notes 1.75% due 01/12/2025*	1,443,000	1,419,879
Ohio National Financial Services, Inc. Senior Notes 5.80% due 01/24/2030*	2,934,000	3,158,602
Primerica, Inc. Senior Notes 2.80% due 11/19/2031	1,730,000	1,661,214
Principal Life Global Funding II Sec. Notes 0.50% due 01/08/2024*	2,037,000	1,984,084
Prudential Financial, Inc. Senior Notes 1.50% due 03/10/2026	4,590,000	4,492,692
Prudential Financial, Inc. Senior Notes 3.91% due 12/07/2047	447,000	464,349
SBL Holdings, Inc. Senior Notes 5.00% due 02/18/2031*	1,546,000	1,535,637
Security Benefit Global Funding Sec. Notes 1.25% due 05/17/2024*	885,000	863,037

		32,558,412

Insurance-Mutual - 0.0%

MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	1,094,000	1,110,435

Investment Management/Advisor Services - 0.1%

AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	1,008,000	1,019,592
NFP Corp. Senior Sec. Notes 4.88% due 08/15/2028*	542,000	517,610

		1,537,202

Lottery Services - 0.0%

Scientific Games Holdings LP/Scientific Games US FinCo, Inc. Senior Notes 6.63% due 03/01/2030*	698,000	691,927

Machinery-Construction & Mining - 0.2%

Caterpillar Financial Services Corp. Senior Notes 0.65% due 07/07/2023	3,002,000	2,967,291
Caterpillar Financial Services Corp. Senior Notes 0.95% due 01/10/2024	2,271,000	2,243,762

Caterpillar Financial Services Corp. Senior Notes 1.70% due 01/08/2027	1,542,000	1,506,741

		6,717,794

Machinery-Farming - 0.3%

CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	2,248,000	2,324,098
John Deere Capital Corp. Senior Notes 0.63% due 09/10/2024	1,395,000	1,355,472
John Deere Capital Corp. Senior Notes 0.90% due 01/10/2024	2,166,000	2,137,310
John Deere Capital Corp. Senior Notes 1.30% due 10/13/2026	1,038,000	1,000,087

		6,816,967

Medical Information Systems - 0.0%

Minerva Merger Sub, Inc. Senior Notes 6.50% due 02/15/2030*	520,000	500,614

Medical-Biomedical/Gene - 0.2%

Amgen, Inc. Senior Notes 2.80% due 08/15/2041	3,316,000	2,918,497
Bio-Rad Laboratories, Inc. Senior Notes 3.30% due 03/15/2027	734,000	739,719
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	597,000	533,095
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050	470,000	387,125

		4,578,436

Medical-Drugs - 0.3%

AbbVie, Inc. Senior Notes 4.05% due 11/21/2039	1,763,000	1,846,578
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	2,129,000	2,258,271
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	2,681,000	2,548,827
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	1,487,000	1,519,476
Organon & Co./Organon Foreign Debt Co-Issuer BV Senior Sec. Notes 4.13% due 04/30/2028*	682,000	670,822
Organon & Co./Organon Foreign Debt Co-Issuer BV Senior Notes 5.13% due 04/30/2031*	680,000	674,546

		9,518,520

Medical-Generic Drugs - 0.2%

Viatris, Inc. Company Guar. Notes 3.85% due 06/22/2040	1,432,000	1,333,841
Viatris, Inc. Company Guar. Notes 4.00% due 06/22/2050	4,007,000	3,532,551

		4,866,392

Medical-HMO - 0.2%

Humana, Inc. Senior Notes 1.35% due 02/03/2027	1,058,000	998,429
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026	2,482,000	2,402,533
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	1,265,000	1,327,495

		4,728,457

Medical-Hospitals - 0.2%

CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	429,000	430,073
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	1,222,000	1,209,780
HCA, Inc. Senior Sec. Notes 3.50% due 07/15/2051	2,330,000	2,062,894
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	544,000	515,440
Select Medical Corp. Company Guar. Notes 6.25% due 08/15/2026*	168,000	168,630
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	184,000	184,690

		4,571,507

Medical-Wholesale Drug Distribution - 0.1%

Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	2,784,000	2,888,752

Multimedia - 0.2%

Viacom, Inc. Senior Notes 4.38% due 03/15/2043	4,936,000	4,914,085

Non-Hazardous Waste Disposal - 0.0%

Covanta Holding Corp. Company Guar. Notes 5.00% due 09/01/2030	843,000	809,301

Non-Profit Charity - 0.1%

Ford Foundation Notes 2.82% due 06/01/2070	1,543,000	1,427,579

Oil & Gas Drilling - 0.0%

Nabors Industries, Inc. Company Guar. Notes 7.38% due 05/15/2027*	500,000	516,250

Oil Companies-Exploration & Production - 1.0%

Antero Resources Corp. Company Guar. Notes 5.38% due 03/01/2030*	647,000	659,131
Apache Corp. Senior Notes 4.38% due 10/15/2028	958,000	969,975
Apache Corp. Senior Notes 5.35% due 07/01/2049	1,713,000	1,691,587
California Resources Corp. Company Guar. Notes 7.13% due 02/01/2026*	984,000	1,023,360
Civitas Resources, Inc. Company Guar. Notes 5.00% due 10/15/2026*	1,164,000	1,146,889
Diamondback Energy, Inc. Company Guar. Notes 3.50% due 12/01/2029	1,150,000	1,162,658
Diamondback Energy, Inc. Company Guar. Notes 4.40% due 03/24/2051	1,618,000	1,669,594
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	365,000	378,027
Hess Corp. Senior Notes 6.00% due 01/15/2040	3,691,000	4,351,983
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 6.00% due 02/01/2031*	1,194,000	1,209,223
Independence Energy Finance LLC Company Guar. Notes 7.25% due 05/01/2026*	664,000	662,672
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	2,236,000	2,809,864
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	1,278,000	1,581,214
Oasis Petroleum, Inc. Company Guar. Notes 6.38% due 06/01/2026*	317,000	322,548
Occidental Petroleum Corp. Senior Notes 3.50% due 08/15/2029	578,000	576,555
Occidental Petroleum Corp. Senior Notes 4.40% due 08/15/2049	2,079,000	1,974,613
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	1,383,000	1,562,790
Occidental Petroleum Corp. Senior Notes 7.50% due 05/01/2031	833,000	1,010,013
Rockcliff Energy II LLC Senior Notes 5.50% due 10/15/2029*	1,086,000	1,076,497
Southwestern Energy Co. Company Guar. Notes 5.38% due 02/01/2029	1,245,000	1,280,819

		27,120,012

Oil Companies-Integrated - 0.5%

BP Capital Markets America, Inc. Company Guar. Notes 3.00% due 02/24/2050	2,256,000	1,922,712
BP Capital Markets America, Inc. Company Guar. Notes 3.54% due 04/06/2027	5,299,000	5,509,204
Chevron Corp. Senior Notes 1.55% due 05/11/2025	2,840,000	2,799,246
Chevron Corp. Senior Notes 2.36% due 12/05/2022	843,000	848,733
Chevron USA, Inc. Company Guar. Notes 4.20% due 10/15/2049	1,092,000	1,227,118
Murphy Oil Corp. Senior Notes 6.38% due 07/15/2028	645,000	668,349

		12,975,362

Oil Refining & Marketing - 0.0%

PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028	1,004,000	734,557

Oil-Field Services - 0.3%

Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.25% due 04/01/2028*	278,000	278,000
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	1,301,000	1,335,529
Halliburton Co. Senior Notes 4.75% due 08/01/2043	1,086,000	1,142,407
Halliburton Co. Senior Notes 4.85% due 11/15/2035	1,890,000	2,081,475

Schlumberger Holdings Corp. Senior Notes 3.90% due 05/17/2028*	1,177,000	1,225,909
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	825,000	828,506

		6,891,826

Paper & Related Products - 0.3%

Georgia-Pacific LLC Senior Notes 0.95% due 05/15/2026*	7,517,000	7,057,018
Glatfelter Corp. Company Guar. Notes 4.75% due 11/15/2029*	527,000	499,333
Sylvamo Corp. Company Guar. Notes 7.00% due 09/01/2029*	725,000	726,599

		8,282,950

Pharmacy Services - 0.2%

Cigna Corp. Senior Notes 3.40% due 03/15/2050	1,425,000	1,295,175
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	3,029,000	3,380,993

		4,676,168

Pipelines - 1.2%

Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	642,000	651,630
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	722,000	685,900
Cheniere Energy Partners LP Company Guar. Notes 3.25% due 01/31/2032*	977,000	918,380
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	747,000	802,278
DT Midstream, Inc. Company Guar. Notes 4.13% due 06/15/2029*	232,000	224,460
DT Midstream, Inc. Company Guar. Notes 4.38% due 06/15/2031*	479,000	467,887
Energy Transfer LP Senior Notes 4.95% due 05/15/2028	1,364,000	1,460,987
Energy Transfer LP Company Guar. Notes 5.35% due 05/15/2045	771,000	813,169
Energy Transfer LP Senior Notes 6.13% due 12/15/2045	613,000	686,562
Energy Transfer Operating LP Senior Notes 4.90% due 03/15/2035	1,296,000	1,348,812
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	214,000	176,948
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	684,000	692,018
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	552,000	538,200
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 8.00% due 01/15/2027	1,317,000	1,331,296
Gray Oak Pipeline LLC Senior Notes 2.00% due 09/15/2023*	1,504,000	1,501,407
Gray Oak Pipeline LLC Senior Notes 3.45% due 10/15/2027*	3,132,000	3,158,216
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*	1,089,000	1,099,128
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	1,864,000	1,780,120
Howard Midstream Energy Partners LLC Senior Notes 6.75% due 01/15/2027*	850,000	843,625
ITT Holdings LLC Senior Notes 6.50% due 08/01/2029*	981,000	919,864
NGL Energy Operating LLC/NGL Energy Finance Corp. Senior Sec. Notes 7.50% due 02/01/2026*	797,000	800,288
NGL Energy Partners LP/NGL Energy Finance Corp. Company Guar. Notes 6.13% due 03/01/2025#	482,000	416,930
NuStar Logistics LP Company Guar. Notes 5.75% due 10/01/2025	243,000	253,024
NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030	414,000	419,415
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	2,896,000	3,487,849

Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.30% due 01/31/2043	879,000	787,649
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 6.65% due 01/15/2037	1,070,000	1,258,908
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031	555,000	571,650
Venture Global Calcasieu Pass LLC Senior Sec. Notes 3.88% due 08/15/2029*	776,000	759,665
Williams Cos., Inc. Senior Notes 3.50% due 10/15/2051	1,229,000	1,087,612
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	2,692,000	3,152,587

		33,096,464

Poultry - 0.0%

Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	431,000	442,984
Simmons Foods, Inc. Sec. Notes 4.63% due 03/01/2029*	453,000	419,632

		862,616

Printing-Commercial - 0.0%

Deluxe Corp. Company Guar. Notes 8.00% due 06/01/2029*	632,000	647,800

Protection/Safety - 0.1%

APX Group, Inc. Company Guar. Notes 5.75% due 07/15/2029*	670,000	600,434
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 3.38% due 08/31/2027*	973,000	899,968

		1,500,402

Publishing-Newspapers - 0.0%

News Corp. Company Guar. Notes 5.13% due 02/15/2032*	184,000	188,140

Real Estate Investment Trusts - 0.8%

Alexandria Real Estate Equities, Inc. Company Guar. Notes 2.95% due 03/15/2034	1,160,000	1,132,865
Apollo Commercial Real Estate Finance, Inc. Senior Sec. Notes 4.63% due 06/15/2029*	599,000	540,598
Boston Properties LP Senior Notes 2.55% due 04/01/2032	1,000,000	932,948
Corporate Office Properties LP Company Guar. Notes 2.90% due 12/01/2033	1,709,000	1,577,712
EPR Properties Senior Notes 3.60% due 11/15/2031	917,000	865,408
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 3.38% due 06/15/2026*	715,000	677,463
Hospitality Properties Trust Senior Notes 4.38% due 02/15/2030	1,747,000	1,524,257
Host Hotels & Resorts LP Senior Notes 3.50% due 09/15/2030	2,832,000	2,762,175
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	885,000	861,769
Lexington Realty Trust Company Guar. Notes 2.38% due 10/01/2031	781,000	720,411
National Health Investors, Inc. Company Guar. Notes 3.00% due 02/01/2031	1,344,000	1,240,280
Office Properties Income Trust Senior Notes 3.45% due 10/15/2031	1,138,000	1,041,319
Omega Healthcare Investors, Inc. Company Guar. Notes 3.25% due 04/15/2033#	3,233,000	2,963,620
Omega Healthcare Investors, Inc. Company Guar. Notes 3.38% due 02/01/2031	1,687,000	1,595,372
Spirit Realty LP Company Guar. Notes 2.70% due 02/15/2032	491,000	463,879
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	930,000	939,674
Vornado Realty LP Senior Notes 2.15% due 06/01/2026#	690,000	670,367

Vornado Realty LP Senior Notes 3.40% due 06/01/2031	59,000	57,862
Weyerhaeuser Co. Senior Notes 4.00% due 03/09/2052	800,000	810,253

		21,378,232

Real Estate Management/Services - 0.0%

Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	595,000	621,775

Real Estate Operations & Development - 0.0%

Kennedy-Wilson, Inc. Company Guar. Notes 4.75% due 03/01/2029	504,000	492,252

Recreational Vehicles - 0.1%

Brunswick Corp. Senior Notes 2.40% due 08/18/2031	1,904,000	1,741,012

Recycling - 0.0%

Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	717,000	706,245

Rental Auto/Equipment - 0.1%

Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*#	915,000	823,500
Hertz Corp. Company Guar. Notes 5.00% due 12/01/2029*	1,465,000	1,366,552
PROG Holdings, Inc. Company Guar. Notes 6.00% due 11/15/2029*	692,000	664,320
Rent-A-Center, Inc. Company Guar. Notes 6.38% due 02/15/2029*	428,000	409,896

		3,264,268

Resort/Theme Parks - 0.1%

SeaWorld Parks & Entertainment, Inc. Company Guar. Notes 5.25% due 08/15/2029*#	1,480,000	1,439,670

Retail-Apparel/Shoe - 0.0%

Gap, Inc. Company Guar. Notes 3.63% due 10/01/2029*	1,140,000	1,030,275

Retail-Auto Parts - 0.0%

Genuine Parts Co. Senior Notes 1.75% due 02/01/2025	721,000	709,236

Retail-Automobile - 0.1%

Carvana Co. Company Guar. Notes 5.50% due 04/15/2027*	1,091,000	974,852
Ken Garff Automotive LLC Senior Notes 4.88% due 09/15/2028*	601,000	575,361

		1,550,213

Retail-Building Products - 0.0%

Park River Holdings, Inc. Senior Notes 6.75% due 08/01/2029*	1,397,000	1,232,992

Retail-Discount - 0.1%

Target Corp. Senior Notes 1.95% due 01/15/2027#	1,742,000	1,727,710
Walmart, Inc. Senior Notes 2.55% due 04/11/2023	1,056,000	1,067,855

		2,795,565

Retail-Major Department Stores - 0.1%

Nordstrom, Inc. Senior Notes 2.30% due 04/08/2024	802,000	773,994
Nordstrom, Inc. Senior Notes 4.25% due 08/01/2031	561,000	502,297
Nordstrom, Inc. Senior Notes 5.00% due 01/15/2044#	943,000	834,649

		2,110,940

Retail-Pawn Shops - 0.0%

FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	631,000	595,506

Retail-Petroleum Products - 0.0%

Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	624,000	625,560

Retail-Propane Distribution - 0.0%

Ferrellgas Escrow LLC/FG Operating Finance Escrow Corp. Senior Notes 5.38% due 04/01/2026*	370,000	345,965

Retail-Regional Department Stores - 0.2%

Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	4,210,000	4,299,860

Retail-Restaurants - 0.2%

Carrols Restaurant Group, Inc. Company Guar. Notes 5.88% due 07/01/2029*	879,000	756,125

CEC Entertainment LLC Senior Sec. Notes 6.75% due 05/01/2026*	658,000	626,166
Dave & Buster’s, Inc. Senior Sec. Notes 7.63% due 11/01/2025*	491,000	514,322
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	1,112,000	1,089,016
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	1,370,000	1,498,402

		4,484,031

Satellite Telecom - 0.0%

Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	475,000	494,732

Savings & Loans/Thrifts - 0.1%

New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028#	2,710,000	2,864,536

Security Services - 0.0%

Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Notes 6.00% due 06/01/2029*	775,000	720,750
Brink’s Co. Company Guar. Notes 4.63% due 10/15/2027*	526,000	513,376

		1,234,126

Steel-Producers - 0.1%

Cliffs Natural Resources, Inc. Senior Notes 6.25% due 10/01/2040	809,000	817,673
Commercial Metals Co. Senior Notes 3.88% due 02/15/2031	1,385,000	1,295,764

		2,113,437

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc. Senior Notes 5.45% due 11/15/2079	2,837,000	3,263,935

Telephone-Integrated - 1.0%

AT&T, Inc. Senior Notes 3.85% due 06/01/2060	749,000	695,333
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	7,438,000	8,142,860
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	892,000	986,841
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	1,618,000	1,801,902
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	2,879,000	3,257,035
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	277,000	257,177
Lumen Technologies, Inc. Senior Notes 5.38% due 06/15/2029*	736,000	638,480
Verizon Communications, Inc. Senior Bonds 2.85% due 09/03/2041	1,762,000	1,572,601
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056	5,575,000	4,738,982
Verizon Communications, Inc. Senior Notes 3.00% due 11/20/2060	1,358,000	1,124,779
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	1,174,000	1,130,584
Verizon Communications, Inc. Senior Notes 3.88% due 03/01/2052	1,203,000	1,240,647
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	1,155,000	1,272,913
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*	567,000	527,310

		27,387,444

Television - 0.1%

Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	828,000	921,150
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	424,000	479,120
Gray Television, Inc. Company Guar. Notes 4.75% due 10/15/2030*	477,000	447,188

		1,847,458

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc. Senior Notes 2.30% due 02/24/2025	2,173,000	2,174,046
Stanley Black & Decker, Inc. Senior Notes 3.00% due 05/15/2032#	2,217,000	2,226,082

		4,400,128

Transport-Equipment & Leasing - 0.1%

GATX Corp. Senior Notes 4.35% due 02/15/2024	2,663,000	2,775,975

Transport-Rail - 0.1%

Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	996,000	1,134,187
Norfolk Southern Corp. Senior Notes 2.30% due 05/15/2031	379,000	365,568
Norfolk Southern Corp. Senior Notes 3.70% due 03/15/2053	1,340,000	1,368,263
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	1,078,000	1,144,949

		4,012,967

Transport-Services - 0.1%

FedEx Corp. Company Guar. Notes 2.40% due 05/15/2031	590,000	561,849
FedEx Corp. Pass Through Trust Senior Sec. Notes Series 2020-1, Class AA 1.88% due 08/20/2035	2,077,808	1,970,350
United Parcel Service, Inc. Senior Notes 3.90% due 04/01/2025	1,399,000	1,472,979

		4,005,178

Trucking/Leasing - 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	2,753,000	2,833,504

Vitamins & Nutrition Products - 0.0%

HLF Financing Sarl LLC/Herbalife International, Inc. Company Guar. Notes 4.88% due 06/01/2029*	1,364,000	1,251,470

Water - 0.0%

Essential Utilities, Inc. Senior Bonds 3.35% due 04/15/2050	1,099,000	1,012,146

Total U.S. Corporate Bonds & Notes (cost $702,070,625)		677,895,430

FOREIGN CORPORATE BONDS & NOTES - 9.5%
Agricultural Chemicals - 0.0%

Consolidated Energy Finance SA Company Guar. Notes 5.63% due 10/15/2028*	687,000	634,994

Agricultural Operations - 0.1%

Viterra Finance BV Company Guar. Notes 3.20% due 04/21/2031*	1,817,000	1,750,996

Auto-Cars/Light Trucks - 0.1%

Hyundai Capital Services, Inc. Senior Notes 1.25% due 02/08/2026*	1,451,000	1,376,093
Kia Corp. Senior Notes 1.00% due 04/16/2024*	1,560,000	1,523,170

		2,899,263

Auto/Truck Parts & Equipment-Original - 0.0%

Aptiv PLC /Aptiv Corp. Company Guar. Notes 3.25% due 03/01/2032	772,000	775,306

Banks-Commercial - 2.1%

ABQ Finance, Ltd. Company Guar. Notes 3.13% due 09/24/2024	720,000	729,000
Banco de Credito del Peru Sub. Notes 3.13% due 07/01/2030*	875,000	834,111
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027#	200,000	205,502
Banco Santander Chile Senior Notes 3.18% due 10/26/2031*	2,891,000	2,812,076
Bank Hapoalim BM Sub. Notes 3.26% due 01/21/2032*	3,090,000	2,958,675
Bank of Montreal Senior Notes 1.50% due 01/10/2025	3,630,000	3,553,742
Barclays Bank PLC Senior Notes 1.70% due 05/12/2022	514,000	514,444
BPCE SA Sub. Bonds 3.58% due 10/19/2042*	4,152,000	3,797,439
Canadian Imperial Bank of Commerce Senior Notes 0.50% due 12/14/2023	1,899,000	1,850,216
Canadian Imperial Bank of Commerce Senior Notes 0.95% due 10/23/2025#	1,338,000	1,274,950
Canadian Imperial Bank of Commerce Senior Notes 2.25% due 01/28/2025	1,191,000	1,189,303
Cooperatieve Rabobank UA Senior Notes 1.00% due 09/24/2026*	5,040,000	4,779,325
Danske Bank A/S Senior Notes 0.98% due 09/10/2025*	2,230,000	2,144,972
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	2,250,000	2,278,311

Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*	700,000	612,507
ING Groep NV Senior Notes 1.40% due 07/01/2026*	4,323,000	4,153,938
ING Groep NV Senior Notes 4.63% due 01/06/2026*	1,185,000	1,273,545
Intesa Sanpaolo SpA Sub. Notes 4.95% due 06/01/2042*	2,864,000	2,535,353
National Bank of Canada Company Guar. Notes 0.55% due 11/15/2024	2,443,000	2,384,481
National Bank of Canada Senior Notes 2.15% due 10/07/2022*	2,096,000	2,106,415
QNB Finance, Ltd. Company Guar. Notes 1.38% due 01/26/2026	790,000	748,525
Royal Bank of Canada Senior Notes 2.30% due 11/03/2031#	2,217,000	2,098,281
Standard Chartered PLC Senior Notes 2.82% due 01/30/2026*	1,530,000	1,522,519
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 0.85% due 03/25/2024*	5,347,000	5,212,677
Swedbank AB Senior Notes 1.54% due 11/16/2026*	4,742,000	4,541,704
Toronto-Dominion Bank Senior Notes 1.25% due 12/13/2024	2,360,000	2,306,340

		58,418,351

Banks-Special Purpose - 0.2%

Development Bank of Japan, Inc. Senior Notes 1.75% due 02/18/2025*	4,924,000	4,897,607

Cable/Satellite TV - 0.1%

Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*	1,226,000	1,104,712
UPC Broadband Finco BV Senior Sec. Notes 4.88% due 07/15/2031*	590,000	563,450

		1,668,162

Casino Hotels - 0.1%

Melco Resorts Finance, Ltd. Senior Notes 5.38% due 12/04/2029*	604,000	524,157
Wynn Macau, Ltd. Senior Notes 5.13% due 12/15/2029*	1,798,000	1,525,990
Wynn Macau, Ltd. Senior Notes 5.63% due 08/26/2028*	315,000	274,228

		2,324,375

Cellular Telecom - 0.2%

Altice France SA Senior Sec. Notes 5.13% due 07/15/2029*	783,000	708,615
Altice France SA Senior Sec. Notes 5.50% due 01/15/2028*	121,000	113,135
Altice France SA Senior Sec. Notes 5.50% due 10/15/2029*	1,046,000	958,398
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	215,000	226,331
Empresa Nacional de Telecomunicaciones SA Senior Notes 3.05% due 09/14/2032*	1,875,000	1,717,987
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*	1,338,000	1,366,623
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	731,000	847,250

		5,938,339

Chemicals-Diversified - 0.1%

Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	1,974,000	1,996,109
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*	265,000	261,985
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030	200,000	197,725
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.13% due 04/01/2029*	436,000	413,110

		2,868,929

Chemicals-Specialty - 0.0%

Methanex Corp. Senior Notes 5.13% due 10/15/2027	647,000	656,770

Coffee - 0.0%

JDE Peet’s NV Company Guar. Notes 2.25% due 09/24/2031*	1,376,000	1,247,004

Commercial Services-Finance - 0.0%

Paysafe Finance PLC/Paysafe Holdings US Corp. Senior Sec. Notes 4.00% due 06/15/2029*#	1,415,000	1,231,333

Containers-Paper/Plastic - 0.1%

Klabin Austria GmbH Company Guar. Notes 7.00% due 04/03/2049*	2,658,000	2,756,505

Cruise Lines - 0.2%

Carnival Corp. Senior Notes 5.75% due 03/01/2027*	1,530,000	1,487,925
NCL Corp., Ltd. Senior Notes 3.63% due 12/15/2024*	1,721,000	1,613,894
Royal Caribbean Cruises, Ltd. Senior Notes 4.25% due 07/01/2026*	1,277,000	1,209,957

		4,311,776

Diversified Banking Institutions - 2.1%

Banco Santander SA Senior Notes 1.72% due 09/14/2027	1,600,000	1,514,080
Banco Santander SA Senior Notes 2.71% due 06/27/2024	1,600,000	1,615,029
Bank of Nova Scotia Senior Notes 0.40% due 09/15/2023	1,787,000	1,749,034
Barclays PLC Sub. Notes 3.56% due 09/23/2035	3,548,000	3,390,298
BNP Paribas SA Senior Notes 1.32% due 01/13/2027*	2,590,000	2,436,450
BNP Paribas SA Senior Notes 1.68% due 06/30/2027*	2,993,000	2,837,988
BNP Paribas SA Senior Notes 2.87% due 04/19/2032*	2,538,000	2,412,238
Credit Agricole SA Senior Notes 1.25% due 01/26/2027*	2,068,000	1,945,877
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024	1,250,000	1,247,635
Deutsche Bank AG Sub. Notes 3.74% due 01/07/2033	3,155,000	2,952,480
Deutsche Bank AG/New York NY Senior Notes 2.31% due 11/16/2027	1,521,000	1,454,194
HSBC Holdings PLC Senior Notes 1.59% due 05/24/2027	3,571,000	3,369,256
HSBC Holdings PLC Senior Notes 2.25% due 11/22/2027	3,040,000	2,932,856
HSBC Holdings PLC Senior Notes 4.29% due 09/12/2026	1,310,000	1,367,572
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	1,946,000	1,931,557
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025	3,897,000	3,904,156
Mizuho Financial Group, Inc. Sub. Notes 2.56% due 09/13/2031	1,986,000	1,815,909
Natwest Group PLC Senior Notes 1.64% due 06/14/2027	1,415,000	1,345,215
NatWest Group PLC Senior Notes 2.36% due 05/22/2024	1,603,000	1,607,381
Natwest Group PLC Sub. Notes 3.03% due 11/28/2035	3,069,000	2,843,464
Natwest Group PLC Senior Notes 4.27% due 03/22/2025	531,000	549,429
NatWest Markets PLC Senior Notes 0.80% due 08/12/2024*	1,289,000	1,236,714
Societe Generale SA Senior Notes 2.89% due 06/09/2032*	849,000	788,457
Societe Generale SA Company Guar. Notes 3.63% due 03/01/2041*	1,420,000	1,242,647
UBS Group AG Senior Notes 1.49% due 08/10/2027*	1,610,000	1,519,736
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	616,000	618,638
UBS Group Funding Switzerland AG Senior Notes 4.13% due 09/24/2025*	269,000	282,095
UniCredit SpA Senior Notes 2.57% due 09/22/2026*	3,353,000	3,206,167
UniCredit SpA Sub. Bonds 5.46% due 06/30/2035*	4,901,000	4,882,042

		58,998,594

Diversified Manufacturing Operations - 0.3%

GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	4,020,000	4,518,201
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.15% due 03/11/2031*	1,212,000	1,152,575
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*	1,771,000	1,827,402

		7,498,178

Diversified Minerals - 0.1%

FMG Resources August 2006 Pty., Ltd. Company Guar. Notes 4.50% due 09/15/2027*	646,000	646,000
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041	1,708,000	2,060,114

		2,706,114

Electric-Distribution - 0.0%

Energuate Trust Company Guar. Notes 5.88% due 05/03/2027	400,000	396,820
Energuate Trust Company Guar. Notes 5.88% due 05/03/2027	200,000	198,410
Infraestructura Energetica Nova SAB de CV Senior Notes 4.75% due 01/15/2051*	450,000	395,442

		990,672

Electric-Generation - 0.1%

Colbun SA Senior Notes 3.15% due 01/19/2032*	1,911,000	1,774,172
Inkia Energy, Ltd. Senior Notes 5.88% due 11/09/2027#	810,000	789,758
LLPL Capital Pte, Ltd. Senior Sec. Notes 6.88% due 02/04/2039	435,850	460,911
LLPL Capital Pte, Ltd. Senior Sec. Notes 6.88% due 02/04/2039	174,340	184,365

		3,209,206

Electric-Integrated - 0.2%

Empresas Publicas de Medellin ESP Senior Notes 4.25% due 07/18/2029	200,000	177,780
Empresas Publicas de Medellin ESP Senior Notes 4.38% due 02/15/2031*	845,000	734,140
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*#	2,025,000	2,227,985
Engie Energia Chile SA Senior Notes 3.40% due 01/28/2030*	1,517,000	1,416,514

		4,556,419

Electric-Transmission - 0.0%

Transelec SA Senior Notes 4.25% due 01/14/2025	200,000	206,002

Electronic Connectors - 0.0%

Tyco Electronics Group SA Company Guar. Notes 2.50% due 02/04/2032	1,323,000	1,286,030

Energy-Alternate Sources - 0.0%

Greenko Solar Mauritius, Ltd. Senior Sec. Notes 5.95% due 07/29/2026	200,000	206,800

Finance-Consumer Loans - 0.0%

goeasy, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	577,000	566,527

Finance-Leasing Companies - 0.1%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 2.45% due 10/29/2026	1,799,000	1,734,169

Food-Meat Products - 0.0%

BRF SA Senior Notes 4.88% due 01/24/2030*#	400,000	381,580
Minerva Luxembourg SA Company Guar. Notes 4.38% due 03/18/2031*	900,000	822,492

		1,204,072

Gold Mining - 0.2%

AngloGold Ashanti Holdings PLC Company Guar. Notes 3.38% due 11/01/2028#	2,589,000	2,442,552
AngloGold Ashanti Holdings PLC Company Guar. Notes 3.75% due 10/01/2030	1,779,000	1,691,117

		4,133,669

Independent Power Producers - 0.0%

Termocandelaria Power, Ltd. Company Guar. Notes 7.88% due 01/30/2029	765,000	730,391

Insurance-Life/Health - 0.0%

Athene Holding, Ltd. Senior Notes 3.45% due 05/15/2052	561,000	489,866

Insurance-Property/Casualty - 0.2%

Enstar Group, Ltd. Senior Notes 3.10% due 09/01/2031	1,151,000	1,073,522
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	3,574,000	3,822,667

		4,896,189

Internet Financial Services - 0.0%

ION Trading Technologies SARL Senior Sec. Notes 5.75% due 05/15/2028*	771,000	757,507

Investment Companies - 0.2%

Temasek Financial I, Ltd. Company Guar. Notes 2.75% due 08/02/2061*	5,143,000	4,841,221

Machinery-Construction & Mining - 0.1%

Weir Group PLC Senior Notes 2.20% due 05/13/2026*	4,018,000	3,867,074

Machinery-Pumps - 0.1%

nVent Finance SARL Company Guar. Notes 2.75% due 11/15/2031	1,727,000	1,637,737

Medical Products - 0.1%

STERIS PLC Company Guar. Notes 3.75% due 03/15/2051	1,640,000	1,572,050

Medical-Biomedical/Gene - 0.1%

Royalty Pharma PLC Company Guar. Notes 2.15% due 09/02/2031	2,566,000	2,295,796

Medical-Drugs - 0.1%

Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	1,431,000	1,469,855

Metal-Copper - 0.0%

Hudbay Minerals, Inc. Company Guar. Notes 6.13% due 04/01/2029*	621,000	634,972

Metal-Iron - 0.0%

Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	593,000	624,577

Motion Pictures & Services - 0.0%

Banijay Entertainment SASU Senior Sec. Notes 5.38% due 03/01/2025*	823,000	814,770

Non-Hazardous Waste Disposal - 0.1%

Waste Connections, Inc. Senior Notes 2.20% due 01/15/2032	737,000	682,854
Waste Connections, Inc. Senior Bonds 2.95% due 01/15/2052	874,000	757,531

		1,440,385

Oil & Gas Drilling - 0.0%

Nabors Industries, Ltd. Company Guar. Notes 7.25% due 01/15/2026*#	545,000	531,375

Oil Companies-Exploration & Production - 0.1%

Santos Finance, Ltd. Company Guar. Notes 3.65% due 04/29/2031*	1,933,000	1,881,090
Strathcona Resources, Ltd. Senior Notes 6.88% due 08/01/2026*	1,424,000	1,377,720

		3,258,810

Oil Companies-Integrated - 0.1%

Ecopetrol SA Senior Notes 5.38% due 06/26/2026	150,000	153,879
Lukoil Securities BV Company Guar. Notes 3.88% due 05/06/2030(5)	200,000	86,000
Petro-Canada Senior Notes 5.95% due 05/15/2035	909,000	1,097,897
Petronas Capital, Ltd. Company Guar. Notes 3.50% due 03/18/2025	1,000,000	1,032,616

		2,370,392

Oil-Field Services - 0.0%

Weatherford International, Ltd. Senior Sec. Notes 6.50% due 09/15/2028*	378,000	391,325

Paper & Related Products - 0.3%

Inversiones CMPC SA Company Guar. Notes 3.00% due 04/06/2031*	2,803,000	2,577,359
Suzano Austria GmbH Company Guar. Notes 2.50% due 09/15/2028#	944,000	860,220
Suzano Austria GmbH Company Guar. Notes 3.13% due 01/15/2032	1,304,000	1,155,683
Suzano Austria GmbH Company Guar. Notes 3.75% due 01/15/2031	2,519,000	2,358,993

		6,952,255

Petrochemicals - 0.0%

Equate Petrochemical BV Company Guar. Notes 4.25% due 11/03/2026	200,000	206,500

Pipelines - 0.0%

Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes SR SECURED 2.63% due 03/31/2036	800,000	722,266

Real Estate Investment Trusts - 0.0%

Trust Fibro Uno Senior Notes 6.39% due 01/15/2050	400,000	410,000

Real Estate Operations & Development - 0.0%

Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 2.50% due 10/15/2031*	1,061,000	1,009,484

Rental Auto/Equipment - 0.3%

Triton Container International, Ltd. Company Guar. Notes 2.05% due 04/15/2026*	3,941,000	3,808,589
Triton Container International, Ltd. Company Guar. Notes 3.15% due 06/15/2031*	3,675,000	3,529,426
Triton Container International, Ltd. / TAL International Container Corp. Company Guar. Notes 3.25% due 03/15/2032	1,120,000	1,072,445

		8,410,460

Retail-Petroleum Products - 0.0%

eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	811,000	811,000

Satellite Telecom - 0.1%

Connect Finco SARL/Connect US Finco LLC Senior Sec. Notes 6.75% due 10/01/2026*	825,000	835,312
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*	470,000	333,700
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	413,000	206,500

		1,375,512

Security Services - 0.1%

Atlas Luxco 4 SARL Senior Sec. Notes 4.63% due 06/01/2028*	410,000	389,377
Atlas Luxco 4 SARL Senior Sec. Notes 4.63% due 06/01/2028*	200,000	187,146
Garda World Security Corp. Senior Notes 6.00% due 06/01/2029*	1,209,000	1,097,167

		1,673,690

Semiconductor Components-Integrated Circuits - 0.1%

TSMC Global, Ltd. Company Guar. Notes 0.75% due 09/28/2025*	2,791,000	2,645,392

Steel-Producers - 0.0%

Shandong Iron & Steel Xinheng International Co., Ltd. Company Guar. Notes 6.85% due 09/25/2022	320,000	327,360

SupraNational Banks - 0.7%

African Development Bank Senior Notes 0.75% due 04/03/2023	2,955,000	2,940,052
Asian Infrastructure Investment Bank Senior Notes 0.50% due 10/30/2024	3,468,000	3,367,165
European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025	3,531,000	3,506,777
Inter-American Development Bank Bonds 1.13% due 07/20/2028	4,169,000	3,971,702
International Bank for Reconstruction & Development Senior Notes 0.75% due 11/24/2027	4,164,000	3,902,273
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	2,047,000	2,145,304

		19,833,273

Telecom Services - 0.1%

Iliad Holding SAS Senior Sec. Notes 7.00% due 10/15/2028*	790,000	785,782

NTT Finance Corp. Company Guar. Notes 1.16% due 04/03/2026*	1,469,000	1,397,525

		2,183,307

Telephone-Integrated - 0.1%

Telefonica Emisiones SAU Company Guar. Notes 4.90% due 03/06/2048	1,464,000	1,534,522
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	500,000	540,382

		2,074,904

Transport-Rail - 0.1%

Canadian Pacific Railway Co. Company Guar. Notes 1.35% due 12/02/2024	2,341,000	2,285,801
Canadian Pacific Railway Co. Company Guar. Notes 3.00% due 12/02/2041	462,000	427,595
Canadian Pacific Railway Co. Company Guar. Notes 6.13% due 09/15/2115	556,000	722,245

		3,435,641

Warehousing & Harbor Transportation Services - 0.0%

DP World PLC Senior Notes 4.70% due 09/30/2049	700,000	701,316

Total Foreign Corporate Bonds & Notes (cost $276,789,470)		265,072,814

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Banks-Special Purpose - 0.3%

BNG Bank NV Senior Notes 0.50% due 11/24/2025*	1,102,000	1,047,391
Industrial Bank of Korea Senior Notes 1.04% due 06/22/2025*	4,975,000	4,807,293
Korea Development Bank Senior Notes 0.50% due 10/27/2023	1,089,000	1,070,555

		6,925,239

Sovereign - 0.5%

Islamic Republic of Pakistan Senior Notes 6.88% due 12/05/2027	300,000	279,000
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024	1,500,000	1,522,200
Republic of Chile Senior Notes 2.75% due 01/31/2027	920,000	921,748
Republic of Chile Senior Notes 3.10% due 05/07/2041	3,908,000	3,419,891
Republic of Colombia Senior Notes 7.38% due 09/18/2037	200,000	222,000
Republic of Italy Senior Notes 3.88% due 05/06/2051	1,462,000	1,418,076
Republic of the Philippines Senior Notes 7.75% due 01/14/2031	250,000	335,254
United Mexican States Senior Notes 4.28% due 08/14/2041	5,782,000	5,424,152
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,323,000	1,307,164

		14,849,485

Total Foreign Government Obligations (cost $22,952,813)		21,774,724

U.S. GOVERNMENT AGENCIES - 41.0%
Federal Home Loan Bank - 0.3%
2.13% due 09/14/2029	7,765,000	7,876,792
3.25% due 11/16/2028	1,000,000	1,081,745
5.50% due 07/15/2036	250,000	345,317

		9,303,854

Federal Home Loan Mtg. Corp. - 7.6%
2.00% due 05/01/2051	5,760,868	5,534,811
2.00% due 06/01/2051	15,954,749	15,326,400
2.00% due 09/01/2051	23,962,404	23,008,890
2.00% due 02/01/2052	4,984,679	4,784,351
2.50% due 01/01/2028	408,836	415,331
2.50% due 04/01/2028	1,096,430	1,114,345
2.50% due 03/01/2031	657,398	666,360
2.50% due 10/01/2032	2,954,865	3,000,166
2.50% due 11/01/2032	813,545	828,151
2.50% due 09/01/2051	11,724,258	11,591,533
2.50% due 11/01/2051	21,538,174	21,278,667
3.00% due 08/01/2027	153,382	157,842
3.00% due 05/01/2035	2,684,198	2,760,262
3.00% due 10/01/2042	1,124,028	1,158,779
3.00% due 11/01/2042	768,343	791,992
3.00% due 02/01/2043	646,019	668,240
3.00% due 04/01/2043	1,486,530	1,529,682
3.00% due 05/01/2043	996,791	1,027,093
3.00% due 08/01/2043	2,817,735	2,901,458
3.00% due 10/01/2045	2,110,682	2,165,160
3.00% due 08/01/2046	757,544	776,811
3.00% due 11/01/2046	2,664,191	2,731,186
3.50% due 01/01/2032	2,513,726	2,612,132
3.50% due 11/01/2041	197,345	207,768
3.50% due 03/01/2042	2,098,592	2,208,695
3.50% due 04/01/2042	1,377,446	1,449,817
3.50% due 06/01/2042	520,849	548,157

3.50% due 08/01/2042	1,056,760	1,112,555
3.50% due 09/01/2043	616,825	648,804
3.50% due 03/01/2045	634,018	664,439
3.50% due 07/01/2045	5,164,386	5,410,911
3.50% due 08/01/2045	1,140,654	1,197,925
3.50% due 11/01/2045	1,257,786	1,315,594
3.50% due 01/01/2046	866,974	905,832
3.50% due 03/01/2046	928,287	971,852
3.50% due 12/01/2046	263,956	275,155
3.50% due 11/01/2047	6,021,023	6,249,922
3.50% due 01/01/2048	6,103,992	6,345,565
3.50% due 03/01/2048	9,075,513	9,468,751
3.50% due 08/01/2049	4,068,699	4,216,714
3.50% due 08/01/2051	10,598,112	11,029,304
3.50% due 02/01/2052	8,367,411	8,629,919
4.00% due 03/01/2023	22	23
4.00% due 09/01/2040	543,777	583,438
4.00% due 07/01/2044	33,042	35,445
4.00% due 10/01/2045	1,106,723	1,179,748
4.00% due 01/01/2046	11,045,730	11,760,923
4.00% due 01/01/2047	33,238	35,536
4.00% due 07/01/2049	3,652,384	3,861,346
4.00% due 01/01/2050	1,812,498	1,893,459
4.50% due 12/01/2039	314,877	340,033
4.50% due 04/01/2044	46,911	50,613
4.50% due 07/01/2045	8,377,911	8,853,266
4.50% due 05/01/2048	1,078,957	1,149,360
4.50% due 12/01/2048	5,520,556	5,831,376
5.00% due 10/01/2033	426	460
5.00% due 05/01/2034	16,946	18,448
5.00% due 06/01/2039	192,746	214,819
5.00% due 07/01/2040	263,761	293,918
5.00% due 11/01/2043	1,600,299	1,776,345
5.50% due 06/01/2022	90	90
5.50% due 11/01/2032	3,917	4,304
5.50% due 07/01/2034	13,779	15,162
5.50% due 02/01/2035	57,083	61,945
5.50% due 07/01/2035	8,903	9,976
5.50% due 01/01/2036	82,248	91,692
5.50% due 05/01/2037	16,038	18,040
6.00% due 10/01/2033	71,179	77,899
6.00% due 07/01/2035	61,484	67,097
6.00% due 03/01/2040	98,708	112,844
6.50% due 02/01/2035	1,064	1,162
6.50% due 02/01/2036	11,885	13,168
6.50% due 09/01/2036	152	166
6.50% due 05/01/2037	14,530	16,213
6.75% due 09/15/2029	500,000	672,679
6.75% due 03/15/2031	250,000	344,541
Federal Home Loan Mtg. Corp. FRS 1.74% (6 ML+1.49%) due 02/01/2037	70,219	72,663
2.16% (12 ML+1.88%) due 11/01/2037	751,274	790,677
Federal Home Loan Mtg. Corp. REMIC Series 4740, Class BA 3.00% due 09/15/2045(2)	1,025,235	1,031,498
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.61% (6.80%-1 ML) due 09/15/2039(2)(4)(6)	462,134	53,331

		211,021,024

Federal National Mtg. Assoc. - 19.6%
1.50% due 05/01/2036	3,943,114	3,843,789
1.50% due 03/01/2051	6,124,075	5,680,719
2.00% due 07/01/2035	6,214,304	6,177,353
2.00% due 11/01/2035	6,347,440	6,309,698
2.00% due 05/01/2036	16,715,969	16,616,576
2.00% due 05/01/2041	7,390,093	7,196,394
2.00% due 10/01/2050	8,977,383	8,633,700
2.00% due 12/01/2050	11,078,814	10,655,283
2.00% due 04/01/2051	32,968,207	31,681,763
2.00% due 05/01/2051	18,783,882	18,036,796
2.00% due 06/01/2051	26,130,778	25,103,354
2.00% due 10/01/2051	17,616,789	16,913,777
2.00% due 11/01/2051	9,382,845	9,007,589
2.00% due 12/01/2051	24,735,915	23,750,006
2.50% due 12/01/2026	222,799	226,073
2.50% due 02/01/2028	542,114	550,093
2.50% due 04/01/2028	299,216	303,895
2.50% due 07/01/2031	1,775,505	1,801,804
2.50% due 08/01/2031	7,806,451	7,919,280
2.50% due 01/01/2032	1,440,621	1,461,978
2.50% due 02/01/2032	617,205	625,285
2.50% due 04/01/2035	3,866,135	3,918,430
2.50% due 05/01/2035	6,287,649	6,369,956
2.50% due 07/01/2050	6,967,693	6,917,950
2.50% due 08/01/2050	2,996,831	2,967,282
2.50% due 10/01/2050	1,591,264	1,575,211
2.50% due 05/01/2051	13,339,866	13,176,713
2.50% due 06/01/2051	23,483,648	23,216,895
2.50% due 11/01/2051	14,866,859	14,684,939
3.00% due 10/01/2027	200,548	206,321
3.00% due 12/01/2027	589,441	606,948
3.00% due 01/01/2028	1,004,080	1,033,886
3.00% due 03/01/2030	786,240	811,734
3.00% due 10/01/2030	1,224,414	1,263,020
3.00% due 10/01/2032	2,486,637	2,566,613
3.00% due 02/01/2033	10,272,516	10,578,999
3.00% due 07/01/2034	478,512	490,900
3.00% due 11/01/2039	3,262,219	3,314,846
3.00% due 03/01/2042	1,380,162	1,422,046
3.00% due 12/01/2042	1,770,362	1,823,308
3.00% due 02/01/2043	2,698,312	2,776,649
3.00% due 05/01/2043	1,204,332	1,237,667
3.00% due 02/01/2045	168,773	173,009
3.00% due 05/01/2046	1,155,582	1,182,887
3.00% due 08/01/2046	3,598,623	3,683,967
3.00% due 09/01/2046	624,345	638,761
3.00% due 12/01/2046	232,246	239,174
3.00% due 01/01/2047	1,379,470	1,403,473
3.00% due 09/01/2048	3,974,046	4,066,425
3.00% due 11/01/2048	8,607,266	8,812,331
3.00% due 06/01/2049	5,696,119	5,805,552

3.00% due 03/01/2050	4,869,631	4,938,539
3.00% due 02/01/2052	43,815,182	44,278,220
3.50% due 08/01/2026	354,008	366,061
3.50% due 09/01/2026	431,886	446,591
3.50% due 08/01/2027	80,926	83,593
3.50% due 10/01/2028	1,099,558	1,143,637
3.50% due 03/01/2033	874,089	907,632
3.50% due 08/01/2033	172,828	179,152
3.50% due 12/01/2041	419,784	441,578
3.50% due 03/01/2042	270,121	283,266
3.50% due 08/01/2042	2,520,753	2,645,046
3.50% due 09/01/2042	184,723	194,285
3.50% due 02/01/2043	1,565,507	1,649,107
3.50% due 07/01/2045	951,240	997,821
3.50% due 08/01/2045	899,613	943,839
3.50% due 09/01/2045	238,388	248,921
3.50% due 10/01/2045	2,018,358	2,117,419
3.50% due 11/01/2045	1,484,873	1,550,884
3.50% due 12/01/2045	4,148,093	4,333,376
3.50% due 02/01/2046	918,026	960,518
3.50% due 03/01/2046	2,560,321	2,666,026
3.50% due 07/01/2046	4,995,120	5,239,979
3.50% due 01/01/2047	2,849,991	2,972,084
3.50% due 09/01/2047	9,065,726	9,455,310
3.50% due 12/01/2047	12,268,904	12,755,743
3.50% due 04/01/2048	6,871,633	7,138,136
3.50% due 08/01/2049	587,252	605,073
4.00% due 11/01/2025	33,016	34,258
4.00% due 03/01/2039	1,760,960	1,860,436
4.00% due 07/01/2040	95,709	102,672
4.00% due 09/01/2040	42,217	45,271
4.00% due 10/01/2040	88,133	94,339
4.00% due 12/01/2040	1,207,015	1,294,330
4.00% due 10/01/2041	654,347	699,936
4.00% due 11/01/2041	485,657	520,310
4.00% due 01/01/2043	2,192,705	2,350,301
4.00% due 02/01/2045	3,066,880	3,287,988
4.00% due 02/01/2046	813,171	865,950
4.00% due 06/01/2046	496,498	527,168
4.00% due 01/01/2047	1,503,466	1,591,938
4.00% due 05/01/2047	1,215,026	1,282,816
4.00% due 06/01/2047	2,242,284	2,372,425
4.00% due 07/01/2047	6,026,027	6,355,033
4.00% due 08/01/2047	4,149,452	4,373,642
4.00% due 06/01/2048	4,626,205	4,890,123
4.00% due 09/01/2048	2,845,017	2,988,143
4.00% due 12/01/2048	979,702	1,023,443
4.00% due 01/01/2049	3,991,228	4,174,317
4.00% due 03/01/2049	1,293,474	1,352,328
4.00% due 03/01/2050	3,712,603	3,878,747
4.00% due 08/01/2050	10,201,496	10,651,780
4.50% due 11/01/2022	225	232
4.50% due 10/01/2024	132,569	137,602
4.50% due 03/01/2025	116,611	121,071
4.50% due 02/01/2040	648,686	709,524
4.50% due 05/01/2040	131,789	142,256
4.50% due 08/01/2045	7,045,536	7,681,737
4.50% due 06/01/2048	3,584,545	3,806,934
4.50% due 10/01/2048	2,409,502	2,552,182
4.50% due 11/01/2048	2,953,971	3,122,734
4.50% due 12/01/2048	4,172,940	4,416,315
4.50% due 10/01/2049	3,083,977	3,264,481
5.00% due 06/01/2022	251	257
5.00% due 01/01/2023	2,096	2,147
5.00% due 04/01/2023	2,769	2,839
5.00% due 10/01/2024	32,771	33,633
5.00% due 09/01/2033	244,138	271,268
5.00% due 10/01/2033	1,118	1,240
5.00% due 03/01/2034	21,101	23,477
5.00% due 03/01/2037	2,646	2,856
5.00% due 04/01/2040	262,074	283,298
5.00% due 05/01/2040	331,850	366,782
5.00% due 06/01/2040	1,052,813	1,172,064
5.00% due 07/01/2040	110,947	121,667
5.00% due 02/01/2045	1,039,313	1,156,991
5.50% due 12/01/2029	86,030	93,431
5.50% due 04/01/2033	24,215	27,019
5.50% due 12/01/2033	43,162	48,182
5.50% due 07/01/2037	133,342	150,054
5.50% due 08/01/2037	1,177,596	1,321,944
5.50% due 06/01/2038	94,343	105,548
5.50% due 09/01/2039	221,832	249,023
6.00% due 02/01/2032	2,393	2,604
6.00% due 08/01/2034	12,006	13,669
6.00% due 10/01/2034	24	26
6.00% due 11/01/2035	14,263	15,546
6.00% due 06/01/2036	26,431	30,226
6.00% due 12/01/2036	195,738	223,834
6.00% due 07/01/2038	229,095	262,020
6.00% due 09/01/2038	145,065	165,908
6.00% due 11/01/2038	120,145	137,413
6.00% due 06/01/2040	40,361	46,118
6.50% due 10/01/2037	8,947	9,910
6.50% due 11/01/2037	20,108	22,040
Federal National Mtg. Assoc. FRS 1.69% (6 ML+1.54%) due 09/01/2035	785,132	813,473
1.84% (12 ML+1.57%) due 05/01/2037	112,580	117,189
1.95% (12 ML+1.66%) due 07/01/2039	461,758	478,171
2.03% (12 ML+1.77%) due 05/01/2040	611,236	636,938
2.07% (12 ML+1.82%) due 10/01/2040	116,342	121,449
2.08% (12 ML+1.83%) due 10/01/2040	308,311	321,413
2.17% (12 ML+1.91%) due 08/01/2035	431,530	452,364
2.28% (1 Yr USTYCR+2.22%) due 10/01/2035	499,210	520,609
2.35% (1 Yr USTYCR+2.27%) due 11/01/2036	244,798	257,525
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00% due 12/25/2047(2)	3,092,209	3,143,750
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	4,568,959	4,639,336

Series 2018-35, Class CD 3.00% due 05/25/2048(2)	4,484,285	4,591,432

		544,032,378

Government National Mtg. Assoc. - 5.4%
2.00% due 11/20/2050	13,359,311	13,121,020
2.50% due 05/20/2050	6,861,707	6,878,357
2.50% due 07/20/2051	28,657,529	28,680,555
2.50% due 09/20/2051	30,685,513	30,710,213
3.00% due 02/20/2045	1,915,410	1,975,354
3.00% due 05/20/2045	542,915	559,969
3.00% due 07/20/2045	134,409	137,974
3.00% due 11/20/2045	1,412,490	1,449,892
3.00% due 12/20/2045	957,245	982,592
3.00% due 01/20/2046	4,724,928	4,849,820
3.00% due 03/20/2046	2,429,353	2,493,634
3.00% due 04/20/2046	3,940,287	4,042,831
3.00% due 05/20/2046	6,012,827	6,171,171
3.00% due 09/20/2047	4,276,714	4,387,532
3.00% due 05/20/2050	8,204,714	8,362,467
3.00% due 02/20/2052	20,000,000	20,363,161
3.50% due 03/20/2045	481,659	505,562
3.50% due 04/20/2045	189,543	198,962
3.50% due 07/20/2045	230,943	243,226
3.50% due 07/20/2046	256,439	268,312
3.50% due 10/20/2047	1,296,124	1,348,649
4.00% due 03/20/2044	280,124	299,740
4.00% due 07/20/2045	801,470	855,795
4.00% due 05/20/2048	1,973,808	2,071,683
4.00% due 03/20/2049	1,501,549	1,573,139
4.50% due 05/15/2039	332,365	373,735
4.50% due 10/20/2045	1,614,259	1,754,128
4.50% due 04/20/2047	2,154,644	2,306,341
5.00% due 01/15/2040	279,740	313,795
5.50% due 12/15/2039	418,869	464,255
6.00% due 10/15/2039	122,462	133,243
Government National Mtg. Assoc. REMIC VRS Series 2013-118, Class B 2.50% due 10/16/2043(1)(3)	1,900,000	1,905,025

		149,782,132

Uniform Mtg. Backed Securities - 8.1%
1.50% due March 15 TBA	26,000,000	25,310,391
1.50% due March 30 TBA	17,000,000	15,744,372
2.00% due March 15 TBA	26,375,000	26,183,369
2.00% due March 30 TBA	61,800,000	59,241,510
2.50% due March 15 TBA	2,714,000	2,746,547
2.50% due March 30 TBA	61,590,000	60,762,799
3.00% due March 30 TBA	29,483,000	29,759,549
3.50% due March 30 TBA	5,768,000	5,940,815

		225,689,352

Total U.S. Government Agencies (cost $1,159,146,107)		1,139,828,740

U.S. GOVERNMENT TREASURIES - 11.4%
United States Treasury Bonds - 5.4%
1.75% due 08/15/2041	20,674,000	18,903,789
1.88% due 02/15/2051	5,500,000	5,100,820
1.88% due 11/15/2051	2,393,000	2,225,116
2.00% due 11/15/2041	17,236,000	16,460,380
2.00% due 08/15/2051	14,916,000	14,258,764
2.38% due 11/15/2049	26,081,000	26,954,102
2.38% due 05/15/2051	25,123,000	26,111,237
2.75% due 11/15/2042	406,000	435,958
2.75% due 08/15/2047	1,246,000	1,360,087
2.88% due 11/15/2046	384,000	424,950
3.00% due 05/15/2045	570,000	639,046
3.00% due 11/15/2045	1,729,000	1,945,260
3.00% due 05/15/2047	8,292,000	9,415,955
3.13% due 11/15/2041	2,303,000	2,617,593
3.13% due 02/15/2042	392,000	446,313
3.38% due 11/15/2048	13,798,000	16,995,794
3.75% due 08/15/2041	35,000	43,284
3.88% due 08/15/2040	301,000	377,273
4.25% due 05/15/2039	256,000	336,000
4.38% due 11/15/2039	105,000	139,941
4.38% due 05/15/2040	3,057,000	4,078,229
4.38% due 05/15/2041	433,000	578,292
4.63% due 02/15/2040	65,000	89,093
4.75% due 02/15/2037	564,000	769,441
5.00% due 05/15/2037	153,000	213,991
5.25% due 11/15/2028	354,000	431,120

		151,351,828

United States Treasury Notes - 6.0%
0.13% due 04/30/2023	5,000,000	4,939,453
0.13% due 12/15/2023	1,100,000	1,075,250
0.25% due 09/30/2023	17,500,000	17,204,687
0.25% due 05/15/2024	4,100,000	3,988,371
0.38% due 09/15/2024#	31,500,000	30,566,074
0.50% due 02/28/2026	1,000,000	952,891
0.75% due 04/30/2026	10,100,000	9,704,680
0.88% due 01/31/2024#	13,113,000	12,978,797
1.13% due 02/29/2028	1,000,000	962,891
1.13% due 02/15/2031	5,400,000	5,085,492
1.25% due 12/31/2026	6,326,000	6,184,159
1.25% due 08/15/2031	1,455,000	1,381,341
1.38% due 10/15/2022	10,000,000	10,037,500
1.38% due 01/31/2025	1,500,000	1,490,039
1.38% due 10/31/2028	1,874,000	1,821,221
1.38% due 11/15/2031	7,139,000	6,847,863
1.50% due 11/30/2024	1,500,000	1,496,133
1.50% due 01/31/2027	5,699,000	5,636,222
1.50% due 02/15/2030	8,520,000	8,325,305
1.63% due 02/15/2026	4,839,000	4,821,232
1.63% due 11/30/2026	1,600,000	1,592,125

1.63% due 08/15/2029	10,100,000	9,977,695
1.75% due 11/15/2029#	6,700,000	6,679,062
1.88% due 02/28/2029	2,500,000	2,509,375
1.88% due 02/15/2032	1,750,000	1,756,016
2.00% due 02/15/2025#	1,729,000	1,748,046
2.00% due 11/15/2026	384,000	388,530
2.25% due 04/30/2024	167,000	169,694
2.25% due 11/15/2024	3,596,000	3,659,492
2.25% due 08/15/2027#	576,000	590,670
2.38% due 05/15/2029	500,000	518,828
2.63% due 02/15/2029	171,000	180,044

		165,269,178

Total U.S. Government Treasuries (cost $319,713,391)		316,621,006

COMMON STOCKS - 0.1%
Oil Field Machinery & Equipment - 0.1%

Hi-Crush, Inc.†(5)(7) (cost $821,887)	6,207,434	1,738,082

PREFERRED SECURITIES - 0.0%
Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. Series Z 8.38%†# (cost $115,290)	7,467	17,846

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.9%
Banks-Money Center - 0.0%

BBVA Bancomer SA 5.13% due 01/18/2033*	1,302,000	1,255,128

Cellular Telecom - 0.0%

Vodafone Group PLC 5.13% due 06/04/2081	673,000	600,653

Diversified Banking Institutions - 0.2%

JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(8)	2,463,000	2,537,383
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(8)	1,096,000	1,197,380
Societe Generale SA 7.88% due 12/18/2023*(8)	1,554,000	1,629,757

		5,364,520

Electric-Distribution - 0.1%

National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	1,349,000	1,319,838

Electric-Integrated - 0.1%

CMS Energy Corp. 3.75% due 12/01/2050	1,121,000	1,010,705
CMS Energy Corp. 4.75% due 06/01/2050	1,373,000	1,379,865
Dominion Resources, Inc. 5.75% due 10/01/2054	921,000	946,794

		3,337,364

Food-Dairy Products - 0.1%

Land O’ Lakes, Inc. Junior Sub. Notes 7.00% due 09/18/2028*(8)	360,000	376,200
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	885,000	991,200

		1,367,400

Insurance-Life/Health - 0.1%

Prudential Financial, Inc. 5.63% due 06/15/2043	1,500,000	1,537,500
Prudential Financial, Inc. 5.70% due 09/15/2048	1,112,000	1,165,932

		2,703,432

Insurance-Mutual - 0.1%

Liberty Mutual Group, Inc. Company Guar. Notes 4.30% due 02/01/2061*	3,445,000	2,833,512

Oil Companies-Integrated - 0.0%

BP Capital Markets PLC 4.88% due 03/22/2030(8)	1,218,000	1,207,160

Pipelines - 0.1%

EnLink Midstream Partners LP 6.00% due 12/15/2022(8)	998,000	716,065
Enterprise Products Operating LLC 5.25% due 08/16/2077	881,000	835,819

		1,551,884

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. 4.00% due 03/15/2060	2,955,000	2,885,764

Transport-Equipment & Leasing - 0.0%

AerCap Global Aviation Trust 6.50% due 06/15/2045*	719,000	757,646

Total Preferred Securities/Capital Securities (cost $25,952,320)		25,184,301

ESCROWS AND LITIGATION TRUSTS - 0.0%

ION Media Networks, Inc.†(5)	395	1,407

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	186,000	967

Total Escrows And Litigation Trusts (cost $0)		2,374

Total Long-Term Investment Securities (cost $2,567,795,994)		2,507,534,799

SHORT-TERM INVESTMENT SECURITIES - 14.1%
Registered Investment Companies - 14.1%

State Street Institutional Liquid Reserves Fund, Premier Class 0.06% (9)	356,888,290	356,888,290
State Street Navigator Securities Lending Government Money Market Portfolio 0.06% (9)(10)	34,615,682	34,615,682

Total Short-Term Investment Securities (cost $391,530,761)		391,503,972

TOTAL INVESTMENTS (cost $2,959,326,755)	104.3%	2,899,038,771
Liabilities in excess of other assets	(4.3)	(119,763,957)

NET ASSETS	100.0%	$2,779,274,814

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2022, the aggregate value of these securities was $348,906,889 representing 12.6% of net assets.

#	The security or a portion thereof is out on loan.

†	Non-income producing security

(1)	Commercial Mortgage Backed Security

(2)	Collateralized Mortgage Obligation

(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Interest Only

(5)	Securities classified as Level 3 (see Note 1).

(6)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 28, 2022.

(7)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2022, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Hi-Crush, Inc.	1/29/2021	66,782	$88,083
	12/22/2021	6,140,652	733,804

		6,207,434	$821,887	$1,738,082	0.28	0.06%

(8)	Perpetual maturity - maturity date reflects the next call date.

(9)	The rate shown is the 7-day yield as of February 28, 2022.

(10)

At February 28, 2022, the Fund had loaned securities with a total value of $65,869,937. This was secured by collateral of $34,615,682, which was received in cash and subsequently invested in short-term investments currently valued at $34,615,682 as reported in the Portfolio of Investments. Additional collateral of $32,531,815 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2022
Federal Home Loan Mtg. Corp.	2.00% to 4.50%	07/01/2032 to 02/01/2052	$957,945
Federal National Mtg. Assoc.	2.00% to 6.00%	06/01/2027 to 12/01/2051	1,017,298
Government National Mtg. Assoc.	3.00% to 5.00%	07/15/2039 to 04/15/2062	476,281
United States Cash Management Bills	0.00%	06/07/2022 to 06/07/2022	7,008,240
United States Treasury Bills	0.00%	06/23/2022 to 10/06/2022	417,456
United States Treasury Notes/Bonds	0.13% to 7.63%	03/31/2022 to 08/15/2049	22,654,595

(11)

PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.

Index Legend

1 ML - 1 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury

REMIC - Real Estate Mortgage Investment Conduit

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

ULC - Unlimited Liability Corp.

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 28, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$59,399,482	$—	$59,399,482
U.S. Corporate Bonds & Notes	—	677,895,430	—	677,895,430
Foreign Corporate Bonds & Notes:
Oil Companies-Integrated	—	2,284,392	86,000	2,370,392
Other Industries	—	262,702,422	—	262,702,422
Foreign Government Obligations	—	21,774,724	—	21,774,724
U.S. Government Agencies	—	1,139,828,740	—	1,139,828,740
U.S. Government Treasuries	—	316,621,006	—	316,621,006
Common Stocks	—	—	1,738,082	1,738,082
Preferred Securities	17,846	—	—	17,846
Preferred Securities/Capital Securities	—	25,184,301	—	25,184,301
Escrows and Litigation Trusts	—	967	1,407	2,374
Short-Term Investment Securities	391,503,972	—	—	391,503,972

Total Investments at Value	$391,521,818	$2,505,691,464	$1,825,489	$2,899,038,771

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.

See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 96.8%
Aerospace/Defense - 3.8%

BAE Systems PLC	1,699,610	$16,407,078
Lockheed Martin Corp.	4,517	1,959,475
Northrop Grumman Corp.	16,940	7,489,851
Raytheon Technologies Corp.	190,071	19,520,292

		45,376,696

Agricultural Biotech - 0.4%

Corteva, Inc.	94,673	4,925,836

Applications Software - 3.0%

CDK Global, Inc.	179,727	8,148,822
Microsoft Corp.	92,239	27,560,091

		35,708,913

Audio/Video Products - 0.5%

Panasonic Corp.	615,700	6,373,096

Auto-Cars/Light Trucks - 1.0%

General Motors Co.†	253,533	11,845,062

Auto/Truck Parts & Equipment-Original - 0.4%

Lear Corp.	30,859	4,855,355

Banks-Commercial - 0.9%

First Citizens BancShares, Inc., Class A	10,380	8,184,111
M&T Bank Corp.	11,152	2,032,229

		10,216,340

Banks-Super Regional - 3.3%

PNC Financial Services Group, Inc.	31,090	6,194,683
US Bancorp	87,760	4,961,950
Wells Fargo & Co.	524,430	27,988,829

		39,145,462

Beverages-Non-alcoholic - 0.9%

Coca-Cola Co.	166,650	10,372,296

Brewery - 0.8%

Constellation Brands, Inc., Class A	44,944	9,690,825

Broadcast Services/Program - 0.9%

Fox Corp., Class A	242,700	10,152,141

Building Products-Cement - 0.6%

Vulcan Materials Co.	40,010	7,259,814

Cable/Satellite TV - 2.0%

Comcast Corp., Class A	509,069	23,804,066

Cellular Telecom - 0.9%

Rogers Communications, Inc., Class B	209,563	10,827,835

Chemicals-Diversified - 1.2%

PPG Industries, Inc.	103,326	13,788,855

Chemicals-Specialty - 0.5%

Ecolab, Inc.	31,570	5,564,528

Computer Services - 2.2%

Cognizant Technology Solutions Corp., Class A	164,986	14,210,244
Leidos Holdings, Inc.	115,993	11,812,727

		26,022,971

Computers - 1.5%

Apple, Inc.	108,420	17,902,310

Containers-Paper/Plastic - 0.7%

Sealed Air Corp.	130,701	8,773,958

Cosmetics & Toiletries - 2.1%

Procter & Gamble Co.	62,940	9,811,717
Unilever PLC ADR	292,416	14,699,752

		24,511,469

Data Processing/Management - 1.0%

Fidelity National Information Services, Inc.	127,951	12,184,774

Dental Supplies & Equipment - 0.4%

DENTSPLY SIRONA, Inc.	90,326	4,890,250

Diversified Banking Institutions - 5.8%

Bank of America Corp.	564,309	24,942,458
Citigroup, Inc.	372,899	22,086,808
JPMorgan Chase & Co.	134,500	19,072,100
Morgan Stanley	38,464	3,490,223

		69,591,589

Diversified Manufacturing Operations - 1.1%

General Electric Co.	96,074	9,176,028
Siemens AG	31,275	4,441,597

		13,617,625

Drug Delivery Systems - 1.0%

Becton Dickinson & Co.	41,852	11,353,611

Electric-Distribution - 1.3%

Sempra Energy	104,021	15,001,909

Electric-Integrated - 2.2%

American Electric Power Co., Inc.	61,084	5,537,264
CenterPoint Energy, Inc.	151,974	4,156,489
Edison International	80,580	5,110,384
NextEra Energy, Inc.	55,720	4,361,204
Public Service Enterprise Group, Inc.	101,977	6,611,169

		25,776,510

Electronic Components-Semiconductors - 1.4%

Broadcom, Inc.	7,090	4,164,950
Intel Corp.	88,600	4,226,220
Samsung Electronics Co., Ltd. GDR	3,177	4,779,796
Texas Instruments, Inc.	24,210	4,115,458

		17,286,424

Enterprise Software/Service - 1.3%

Oracle Corp.	73,870	5,611,904
SS&C Technologies Holdings, Inc.	138,607	10,391,367

		16,003,271

Entertainment Software - 0.3%

Activision Blizzard, Inc.	49,290	4,017,135

Finance-Credit Card - 2.6%

Capital One Financial Corp.	36,813	5,642,328
Mastercard, Inc., Class A	20,100	7,252,482
Visa, Inc., Class A	86,258	18,642,079

		31,536,889

Finance-Investment Banker/Broker - 0.8%

Charles Schwab Corp.	111,886	9,449,892

Food-Confectionery - 1.2%

Mondelez International, Inc., Class A	216,081	14,148,984

Food-Misc./Diversified - 0.7%

Nestle SA ADR	68,860	8,953,866

Gas-Distribution - 0.1%

NiSource, Inc.	48,058	1,390,318

Home Decoration Products - 0.5%

Newell Brands, Inc.	254,430	6,042,712

Industrial Gases - 0.8%

Linde PLC	31,120	9,125,629

Insurance Brokers - 0.7%

Willis Towers Watson PLC	35,154	7,814,734

Insurance-Life/Health - 1.1%

Equitable Holdings, Inc.	191,159	6,243,253
Prudential Financial, Inc.	60,969	6,807,798

		13,051,051

Insurance-Multi-line - 3.5%

Allstate Corp.	28,052	3,432,443
Chubb, Ltd.	38,820	7,905,305
Hartford Financial Services Group, Inc.	99,972	6,946,054
MetLife, Inc.	346,898	23,432,960

		41,716,762

Insurance-Property/Casualty - 1.6%

Fidelity National Financial, Inc.	169,883	8,093,226
Progressive Corp.	33,741	3,574,184
Travelers Cos., Inc.	45,910	7,888,716

		19,556,126

Investment Management/Advisor Services - 2.2%

Apollo Global Management, Inc.	245,392	16,014,282
Raymond James Financial, Inc.	88,523	9,706,547

		25,720,829

Machinery-Construction & Mining - 0.6%

Komatsu, Ltd.	333,300	7,660,986

Machinery-General Industrial - 0.2%

Otis Worldwide Corp.	23,890	1,871,304

Medical Instruments - 1.5%

Alcon, Inc.	39,925	3,094,394
Medtronic PLC	143,480	15,063,965

		18,158,359

Medical Labs & Testing Services - 0.8%

Laboratory Corp. of America Holdings†	35,200	9,548,352

Medical Products - 1.5%

Koninklijke Philips NV	281,281	9,568,819
Zimmer Biomet Holdings, Inc.	69,464	8,835,126

		18,403,945

Medical-Drugs - 6.4%

AstraZeneca PLC	141,388	17,182,392
Bayer AG	216,427	12,499,865
Johnson & Johnson	48,990	8,062,284
Merck & Co., Inc.	95,730	7,331,004
Novo Nordisk A/S ADR	36,693	3,777,544
Pfizer, Inc.	139,460	6,546,252
Sanofi	162,415	17,021,613
Zoetis, Inc.	21,370	4,138,301

		76,559,255

Medical-HMO - 4.3%

Anthem, Inc.	48,103	21,735,340
Humana, Inc.	34,312	14,902,388
UnitedHealth Group, Inc.	31,056	14,778,619

		51,416,347

Medical-Wholesale Drug Distribution - 0.5%

AmerisourceBergen Corp.	38,581	5,498,950

Multimedia - 0.5%

Walt Disney Co.†	40,790	6,055,683

Networking Products - 2.1%

Cisco Systems, Inc.	456,068	25,434,912

Non-Hazardous Waste Disposal - 0.5%

Waste Management, Inc.	44,090	6,366,596

Oil Companies-Exploration & Production - 2.9%

Chesapeake Energy Corp.#	31,520	2,434,920
ConocoPhillips	120,836	11,462,503
EQT Corp.	272,015	6,294,427
Hess Corp.	65,591	6,628,627
Pioneer Natural Resources Co.	31,490	7,545,004

		34,365,481

Oil Companies-Integrated - 1.2%

BP PLC	3,043,066	14,841,108

Pharmacy Services - 1.6%

Cigna Corp.	46,310	11,011,592
CVS Health Corp.	77,780	8,061,897

		19,073,489

Pipelines - 3.4%

Enbridge, Inc.	251,560	10,862,361
Enterprise Products Partners LP	680,643	16,621,302
Williams Cos., Inc.	399,390	12,492,919

		39,976,582

Private Equity - 0.6%

Blackstone, Inc., Class A	54,700	6,972,609

Real Estate Investment Trusts - 0.8%

American Tower Corp.	26,290	5,964,412
Boston Properties, Inc.	28,240	3,454,035

		9,418,447

Retail-Apparel/Shoe - 0.9%

Ross Stores, Inc.	112,536	10,284,665

Retail-Building Products - 0.7%

Home Depot, Inc.	28,250	8,922,197

Retail-Discount - 0.8%

Dollar General Corp.	46,774	9,277,155

Semiconductor Components-Integrated Circuits - 0.3%

Analog Devices, Inc.	23,712	3,800,796

Shipbuilding - 0.3%

Huntington Ingalls Industries, Inc.	19,528	3,991,523

Soap & Cleaning Preparation - 0.3%

Reckitt Benckiser Group PLC	38,081	3,229,126

Telephone-Integrated - 1.8%

Verizon Communications, Inc.	400,319	21,485,121

Tobacco - 0.9%

Altria Group, Inc.	94,566	4,850,290
British American Tobacco PLC	134,133	5,868,726

		10,719,016

Transport-Rail - 1.4%

Union Pacific Corp.	68,348	16,810,191

Transport-Services - 0.8%

United Parcel Service, Inc., Class B	43,550	9,163,791

Total Long-Term Investment Securities
(cost $1,071,385,104)		1,154,654,704

SHORT-TERM INVESTMENT SECURITIES - 2.8%
Registered Investment Companies - 2.8%

State Street Institutional Liquid Reserves Fund, Premier Class 0.06%(2)	29,652,210	29,652,210
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(2)	1,544,759	1,544,759
State Street Navigator Securities Lending Government Money Market Portfolio 0.06%(1)(2)	1,861,341	1,861,341

Total Short-Term Investment Securities
(cost $33,059,051)		33,058,310

TOTAL INVESTMENTS
(cost $1,104,444,155)	99.6%	1,187,713,014
Other assets less liabilities	0.4	4,272,580

NET ASSETS	100.0%	$1,191,985,594

†	Non-income producing security
#	The security or a portion thereof is out on loan.

(1)

At February 28, 2022, the Fund had loaned securities with a total value of $2,448,053. This was secured by collateral of $1,861,341, which was received in cash and subsequently invested in short-term investments currently valued at $1,861,341 as reported in the Portfolio of Investments. Additional collateral $594,885 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2022
United States Treasury Bills	0.00%	03/31/2022 to 06/16/2022	$36,575
United States Treasury Notes/Bonds	0.13% to 3.13%	03/31/2022 to 05/15/2051	558,310

(2)	The rate shown is the 7-day yield as of February 28, 2022.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,154,654,704	$—	$—	$1,154,654,704
Short-Term Investment Securities	33,058,310	—	—	33,058,310

Total Investments at Value	$1,187,713,014	$—	$—	$1,187,713,014

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES - 82.6%(1)@
Domestic Equity Investment Companies - 52.7%

VALIC Co. I Blue Chip Growth Fund†	289,938	$6,778,759
VALIC Co. I Capital Appreciation Fund	264,152	5,856,254
VALIC Co. I Dividend Value Fund	577,584	7,837,813
VALIC Co. I Growth Fund	343,468	7,463,554
VALIC Co. I Large Capital Growth Fund	262,135	5,717,175
VALIC Co. I Mid Cap Index Fund	64,910	1,989,504
VALIC Co. I Mid Cap Strategic Growth Fund	87,422	1,952,131
VALIC Co. I Mid Cap Value Fund	110,212	2,546,998
VALIC Co. I Small Cap Growth Fund	40,401	770,439
VALIC Co. I Small Cap Index Fund	48,033	1,023,107
VALIC Co. I Small Cap Special Values Fund	92,217	1,303,022
VALIC Co. I Small Cap Value Fund	29,945	459,657
VALIC Co. I Stock Index Fund	247,580	13,678,811
VALIC Co. I Systematic Core Fund	410,340	11,181,778
VALIC Co. I Systematic Value Fund	1,341,111	18,198,872
VALIC Co. I U.S. Socially Responsible Fund	353,266	8,881,112

Total Domestic Equity Investment Companies
(cost $83,762,304)		95,638,986

Domestic Fixed Income Investment Companies - 19.9%

VALIC Co. I Core Bond Fund	2,144,319	23,673,278
VALIC Co. I Government Securities Fund	774,064	8,143,152
VALIC Co. I High Yield Bond Fund	194,325	1,474,927
VALIC Co. I Inflation Protected Fund	224,342	2,759,403

Total Domestic Fixed Income Investment Companies
(cost $36,727,934)		36,050,760

International Equity Investment Companies - 9.6%

VALIC Co. I Emerging Economies Fund	115,063	1,059,734
VALIC Co. I Global Real Estate Fund	142,727	1,151,803
VALIC Co. I International Equities Index Fund	398,569	3,148,698
VALIC Co. I International Growth Fund†	239,760	3,831,357
VALIC Co. I International Opportunities Fund	26,260	540,162
VALIC Co. I International Socially Responsible Fund	93,472	2,347,084
VALIC Co. I International Value Fund	502,250	5,359,005

Total International Equity Investment Companies
(cost $15,297,267)		17,437,843

International Fixed Income Investment Companies - 0.4%

VALIC Co. I International Government Bond Fund
(cost $711,750)	60,305	700,753

Total Affiliated Registered Investment Companies
(cost $136,499,255)		149,828,342

U.S. GOVERNMENT TREASURIES - 14.0%
United States Treasury Notes - 14.0%

0.63% due 05/15/2030	$2,096,900	1,906,213
0.63% due 08/15/2030	1,051,800	953,194
0.88% due 11/15/2030	4,882,600	4,508,967
1.13% due 02/15/2031	3,576,200	3,367,914
1.25% due 08/15/2031	3,606,600	3,424,016
1.38% due 11/15/2031	3,401,600	3,262,878
1.50% due 02/15/2030	2,236,000	2,184,904
1.63% due 05/15/2031	3,390,300	3,331,102
1.75% due 11/15/2029	2,381,600	2,374,158

Total U.S. Government Treasuries
(cost $26,306,288)		25,313,346

OPTIONS - PURCHASED - 0.9%

Over the Counter Purchased Put Options†(2)
(cost $1,552,879)	20,000	1,722,075

Total Long-Term Investment Securities
(cost $164,358,422)		176,863,763

SHORT-TERM INVESTMENT SECURITIES - 3.7%
Registered Investment Companies - 3.7%

AllianceBernstein Government STIF Portfolio, Class AB 0.08%(3)
(cost $6,699,815)	6,699,815	6,699,815

TOTAL INVESTMENTS
(cost $171,058,237)	101.2%	183,563,578
Liabilities in excess of other assets	(1.2)	(2,136,139)

NET ASSETS	100.0%	$181,427,439

@

The Dynamic Allocation Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com.

†	Non-income producing security
(1)	See Note 3
(2)	Options-Purchased

Over the Counter Purchased Put Options

Issue	Counter Party	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at February 28, 2022	Unrealized Appreciation (Depreciation)
S&P 500 Index	Citibank, N.A.	July 2022	3,825	2,000	$8,747,880	$169,305	$204,650	$35,345
S&P 500 Index	Citibank, N.A.	August 2022	3,300	3,000	13,121,820	124,513	167,094	42,581
S&P 500 Index	Goldman Sachs International	August 2022	4,000	3,500	15,308,790	373,070	563,847	190,777
S&P 500 Index	JP Morgan Chase Bank, N.A.	July 2022	3,825	2,000	8,747,880	179,600	204,650	25,050
S&P 500 Index	UBS AG	August 2022	4,000	500	2,186,970	60,043	80,550	20,507
S&P 500 Index	UBS AG	August 2022	3,300	9,000	39,365,460	646,348	501,284	(145,064)

				20,000	$87,478,800	$1,552,879	$1,722,075	$169,196

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(3)	The rate shown is the 7-day yield as of February 28, 2022.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
40	Short	S&P 500 E-Mini Index	March 2022	$8,842,025	$8,736,000	$106,025

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies	$149,828,342	$—	$—	$149,828,342
U.S. Government Treasuries	—	25,313,346	—	25,313,346
Options Purchased	—	1,722,075	—	1,722,075
Short-Term Investment Securities	6,699,815	—	—	6,699,815

Total Investments at Value	$156,528,157	$27,035,421	$—	$183,563,578

Other Financial Instruments:†

Futures Contracts	$106,025	$—	$—	$106,025

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.7%
Bermuda - 1.0%

Brilliance China Automotive Holdings, Ltd.†(1)	4,556,000	$1,915,495
China Resources Gas Group, Ltd.	458,000	2,101,106
Kunlun Energy Co., Ltd.	2,736,000	2,674,870

		6,691,471

Brazil - 5.8%

Ambev SA ADR	1,457,746	4,271,196
Banco do Brasil SA	1,482,218	10,130,422
BB Seguridade Participacoes SA	626,308	2,801,043
EDP - Energias do Brasil SA	651,819	2,621,599
Petroleo Brasileiro SA (Preference Shares)	2,127,707	14,042,362
Porto Seguro SA	553,113	2,252,521
Sao Martinho SA	358,555	2,786,062
SLC Agricola SA	237,235	2,024,812

		40,930,017

Cayman Islands - 16.2%

Alibaba Group Holding, Ltd.†	807,544	10,767,804
Bosideng International Holdings, Ltd.#	4,786,000	2,719,248
Chailease Holding Co., Ltd.	920,400	8,266,204
China Hongqiao Group, Ltd.	3,339,000	4,640,230
China Yongda Automobiles Services Holdings, Ltd.	1,524,500	1,775,260
Country Garden Services Holdings Co., Ltd.	735,000	4,392,355
JD.com, Inc., Class A†	350	12,505
JD.com, Inc., Class A Lock-Up Shares†(4)	32,509	1,112,118
Li Ning Co., Ltd.	479,500	4,764,566
Longfor Group Holdings, Ltd.*	925,000	4,947,790
Meituan, Class B†*	405,300	8,931,060
NetEase, Inc.	371,400	7,247,780
Parade Technologies, Ltd.	35,000	2,392,007
Silicon Motion Technology Corp. ADR	26,555	1,926,300
SITC International Holdings Co., Ltd.	624,000	2,563,202
Tencent Holdings, Ltd.	621,000	33,471,348
Want Want China Holdings, Ltd.	2,295,000	2,440,490
Wuxi Biologics Cayman, Inc.†*	511,000	4,201,335
Xpeng, Inc., Class A†#	140,400	2,427,257
Zhongsheng Group Holdings, Ltd.	665,000	4,629,284

		113,628,143

China - 15.1%

Anhui Conch Cement Co., Ltd.	973,000	5,216,991
BOE Technology Group Co., Ltd., Class A	4,052,200	3,017,777
China Construction Bank Corp.	16,638,000	12,476,477
China Vanke Co., Ltd.	1,759,300	4,169,405
Contemporary Amperex Technology Co., Ltd., Class A	37,550	3,173,429
COSCO SHIPPING Holdings Co., Ltd.†	1,482,500	2,978,431
East Money Information Co., Ltd., Class A	451,949	1,914,914
ENN Natural Gas Co., Ltd., Class A	954,635	2,701,576
GF Securities Co., Ltd.	4,185,800	6,277,682
Gigadevice Semiconductor Beijing, Inc., Class A	141,683	3,441,808
Haitong Securities Co., Ltd.	2,583,600	2,221,712
Hangzhou Robam Appliances Co., Ltd., Class A	658,400	3,470,891
Huayu Automotive Systems Co., Ltd., Class A	543,495	2,183,952
Industrial Bank Co., Ltd., Class A	2,407,130	8,417,832
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	356,500	2,232,415
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	483,603	2,248,265
LONGi Green Energy Technology Co., Ltd., Class A	318,180	3,915,837
PICC Property & Casualty Co., Ltd.	6,490,000	6,851,598
Ping An Bank Co., Ltd., Class A	2,917,799	7,281,726
Postal Savings Bank of China Co., Ltd.*	9,127,000	7,486,509
Seazen Holdings Co., Ltd., Class A	348,553	1,667,364
TBEA Co., Ltd., Class A	1,100,900	3,520,201
Wanhua Chemical Group Co., Ltd.†	135,743	2,039,032
Xilinmen Furniture Co., Ltd., Class A	400,000	2,084,598
Zhuzhou Kibing Group Co., Ltd., Class A	1,928,473	4,800,518

		105,790,940

Colombia - 0.4%

Ecopetrol SA ADR#	154,795	2,503,035

Czech Republic - 0.3%

CEZ AS	56,695	2,158,936

Greece - 0.3%

Hellenic Telecommunications Organization SA	120,809	2,411,136

Hong Kong - 1.1%

Lenovo Group, Ltd.	6,712,000	7,463,886

Hungary - 0.3%

MOL Hungarian Oil & Gas PLC	274,320	2,141,839

India - 7.6%

Bharat Electronics, Ltd.	2,131,624	5,949,508
GAIL India, Ltd.	3,100,076	5,957,610
HDFC Bank, Ltd. ADR	115,361	7,171,993
Hindalco Industries, Ltd.	407,255	3,092,484
Hindustan Petroleum Corp., Ltd.	716,267	2,597,564
Housing Development Finance Corp., Ltd.	260,047	8,151,458
Indian Oil Corp., Ltd.	1,426,843	2,178,683
Oil & Natural Gas Corp., Ltd.	2,617,809	5,572,800
Redington India, Ltd.	1,000,090	2,024,802
Tech Mahindra, Ltd.	444,960	8,320,762
UPL, Ltd.	283,220	2,501,891

		53,519,555

Indonesia - 0.5%

Telekomunikasi Indonesia Persero Tbk PT	12,485,000	3,764,068

Mexico - 6.2%

America Movil SAB de CV, Series L ADR	361,487	6,550,144
Arca Continental SAB de CV	440,883	2,906,069
Gruma SAB de CV, Class B	180,955	2,450,460
Grupo Aeroportuario del Pacifico SAB de CV, Class B	157,172	2,301,905

Grupo Aeroportuario del Sureste SAB de CV, Class B	136,297	2,934,235
Grupo Financiero Banorte SAB de CV, Class O	1,143,975	7,763,346
Grupo Mexico SAB de CV, Class B	1,263,234	6,452,788
Orbia Advance Corp SAB de CV	886,511	2,264,648
Wal-Mart de Mexico SAB de CV	2,677,368	10,196,509

		43,820,104

Panama - 0.3%

Copa Holdings SA, Class A†#	25,540	2,166,814

Poland - 0.8%

Bank Polska Kasa Opieki SA	146,790	4,042,145
Powszechny Zaklad Ubezpieczen SA	241,105	1,811,446

		5,853,591

Qatar - 0.4%

Qatar Islamic Bank SAQ	420,290	2,434,473

Russia - 0.7%

Gazprom PJSC ADR	651,023	1,998,640
Lukoil PJSC ADR	70,235	1,689,152
Magnitogorsk Iron & Steel Works PJSC†(1)(4)	2,290,683	490,014
Sberbank of Russia PJSC ADR(4)	352,581	440,726
Severstal PAO GDR(4)	75,741	390,066

		5,008,598

South Africa - 5.1%

Capitec Bank Holdings, Ltd.	49,067	6,619,438
Clicks Group, Ltd.	184,869	3,594,282
FirstRand, Ltd.	2,061,770	8,865,896
Gold Fields, Ltd. ADR#	222,529	3,119,857
MTN Group, Ltd.†	335,593	4,181,749
Sanlam, Ltd.	581,582	2,445,661
Shoprite Holdings, Ltd.	323,998	4,825,334
Vodacom Group, Ltd.	236,373	2,275,299

		35,927,516

South Korea - 17.9%

AfreecaTV Co., Ltd.	20,826	2,411,094
BGF retail Co., Ltd.	15,487	2,183,263
Hana Financial Group, Inc.#	236,769	9,590,095
Industrial Bank of Korea	433,080	3,872,092
Kia Corp.	145,711	8,943,712
KIWOOM Securities Co., Ltd.†	35,873	3,028,327
LG Chem, Ltd.#	13,937	6,549,179
LG Innotek Co., Ltd.	8,076	2,196,409
Osstem Implant Co., Ltd.	17,630	2,092,403
POSCO	32,810	7,777,145
S-Oil Corp.	45,112	3,170,428
Samsung Electro-Mechanics Co., Ltd.	37,821	5,221,679
Samsung Electronics Co., Ltd.	531,341	31,862,341
Samsung Securities Co. Ltd.	94,679	3,330,912
Shinhan Financial Group Co., Ltd.	254,000	8,249,428
SK Hynix, Inc.	194,462	19,974,264
SK Telecom Co., Ltd.	46,828	2,126,510
SKC Co., Ltd.	25,705	2,939,608

		125,518,889

Taiwan - 15.3%

ASE Technology Holding Co., Ltd.	1,273,000	4,609,337
Cathay Financial Holding Co., Ltd.	3,156,000	7,032,725
Fubon Financial Holding Co., Ltd.	3,804,300	10,211,635
Lite-On Technology Corp.	970,000	2,371,929
Micro-Star International Co., Ltd.	656,000	3,651,221
Nanya Technology Corp.	1,303,000	3,601,022
Novatek Microelectronics Corp.	251,000	4,109,448
Realtek Semiconductor Corp.	232,000	3,787,791
Taiwan Semiconductor Manufacturing Co., Ltd.	2,546,000	54,209,533
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	41,419	4,432,247
United Microelectronics Corp.	2,683,000	4,999,621
Yuanta Financial Holding Co., Ltd.	4,905,520	4,351,014

		107,367,523

Thailand - 1.3%

PTT Exploration & Production PCL	2,189,400	9,146,231

United Kingdom - 1.1%

Anglo American PLC	147,017	7,539,849

Total Long-Term Investment Securities
(cost $673,389,437)		685,786,614

SHORT-TERM INVESTMENT SECURITIES - 1.1%
Registered Investment Companies - 1.1%

State Street Navigator Securities Lending Government Money Market Portfolio 0.06%(2)(3)	7,906,617	7,906,617

TOTAL INVESTMENTS -
(cost $681,296,054)	98.8%	693,693,231
Other assets less liabilities	1.2	8,568,909

NET ASSETS	100.0%	$702,192,630

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2022, the aggregate value of these securities was $25,566,694 representing 3.6% of net assets.

#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)

At February 28, 2022, the Fund had loaned securities with a total value of $18,752,786. This was secured by collateral of $7,906,617, which was received in cash and subsequently invested in short-term investments currently valued at $7,906,617 as reported in the Portfolio of Investments. Additional collateral of $11,548,273 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2022
United States Treasury Notes/Bonds	0.13% to 6.25%	07/15/2022 to 08/15/2051	$11,548,273

(3)	The rate shown is the 7-day yield as of February 28, 2022.
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2022, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
JD.com, Inc., Class A Lock-Up Shares	01/20/2022	32,509	$1,185,561	$1,112,118	$34.21	0.16%
Magnitogorsk Iron & Steel Works PJSC	12/14/2020	6,702	4,530
	12/16/2020	187,873	134,493
	02/10/2021	2,096,108	1,468,240

		2,290,683	1,185,561	490,014	0.21	0.07

Sberbank of Russia PJSC ADR	11/12/2020	193,781	2,543,333
	11/20/2020	34,215	441,732
	12/14/2020	7,498	120,249
	12/16/2020	34,299	536,923
	11/24/2021	63,443	1,089,992
	11/24/2021	19,345	329,918

		352,581	5,062,147	440,726	1.25	0.06

Severstal PAO GDR	10/30/2020	51,979	704,236
	11/20/2020	1,583	22,889
	11/20/2020	9,113	131,514
	12/14/2020	2,344	39,368
	12/16/2020	10,722	184,609

		75,741	1,082,616	390,066	5.15	0.06

				$2,432,924		0.35%

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
124	Long	MSCI Emerging Markets Index	March 2022	$7,068,392	$7,288,100	$219,708

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks
Bermuda	$4,775,976	$—		$1,915,495	$6,691,471
Cayman Islands	101,857,814	11,770,329	#	—	113,628,143
Indonesia	—	3,764,068	**	—	3,764,068
Russia	4,518,584			490,014	5,008,598
South Korea	123,426,486	2,092,403		—	125,518,889
Taiwan	4,432,247	102,935,276	**	—	107,367,523
Other Industries	323,807,922	—		—	323,807,922
Short-Term Investment Securities	—	—		—	7,906,617

Total Investments at Value	$570,725,646	$120,562,076		$2,405,509	$693,693,231

Other Financial Instruments:†
Futures Contracts	$219,708	$—		$—	$219,708

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
#	Amount includes $10,658,211 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.

See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.1%
Australia - 4.4%

BGP Holdings PLC†(1)	479,213	$0
Goodman Group	454,678	7,341,069
Ingenia Communities Group	1,665,748	6,206,440
NEXTDC, Ltd.†	637,916	4,925,073
Scentre Group	2,823,564	6,295,814

		24,768,396

Bermuda - 1.4%

Hongkong Land Holdings, Ltd.	809,700	4,364,283
Shangri-La Asia, Ltd.†	3,986,000	3,249,152

		7,613,435

Canada - 4.0%

Allied Properties Real Estate Investment Trust	129,956	4,519,496
Canadian Apartment Properties REIT	162,264	6,754,279
Chartwell Retirement Residences	305,664	2,934,857
Granite Real Estate Investment Trust	52,936	3,920,396
Summit Industrial Income REIT	238,436	4,050,120

		22,179,148

Cayman Islands - 2.7%

CIFI Holdings Group Co., Ltd.	5,237,300	3,645,857
CK Asset Holdings, Ltd.	1,234,000	7,792,836
ESR Cayman, Ltd.†*	1,125,200	3,477,284

		14,915,977

France - 2.4%

Gecina SA	58,214	7,408,421
Klepierre SA	200,461	5,767,517

		13,175,938

Germany - 5.8%

Instone Real Estate Group AG*	137,065	2,637,219
Vonovia SE	561,188	29,888,514

		32,525,733

Hong Kong - 2.5%

Link REIT	822,200	6,638,960
Sun Hung Kai Properties, Ltd.	333,504	3,879,343
Swire Properties, Ltd.	1,400,200	3,637,302

		14,155,605

Ireland - 0.3%

Dalata Hotel Group PLC†	331,548	1,566,918

Japan - 11.3%

Comforia Residential REIT, Inc.†#	593	1,601,587
GLP J-REIT#	4,260	6,358,596
Hulic REIT, Inc.#	2,676	3,640,468
Japan Metropolitan Fund Investment Corp.#	5,126	4,151,095
Keihanshin Building Co., Ltd.	170,500	2,206,793
Kenedix Realty Investment Corp.	633	3,738,590
Kenedix Retail REIT Corp.	949	2,156,949
Mitsubishi Estate Co., Ltd.	547,300	8,364,338
Mitsubishi Estate Logistics REIT Investment Corp.#	698	2,589,458
Mitsui Fudosan Co., Ltd.	498,400	11,085,189
Mitsui Fudosan Logistics Park, Inc.	152	694,124
Open House Co., Ltd.	63,600	2,876,702
Sankei Real Estate, Inc.#	2,961	2,786,763
Sumitomo Realty & Development Co., Ltd.	141,200	4,158,685
United Urban Investment Corp.	5,577	6,379,120

		62,788,457

Netherlands - 0.6%

CTP BV*	180,814	3,091,749

Singapore - 2.1%

Ascendas India Trust	2,577,600	2,262,553
Ascendas Real Estate Investment Trust	2,104,500	4,299,967
Keppel DC REIT	1,858,100	3,001,578
Lendlease Global Commercial REIT	3,644,900	2,218,074

		11,782,172

Spain - 1.1%

Cellnex Telecom SA*	71,508	3,258,447
Merlin Properties Socimi SA	252,549	2,837,368

		6,095,815

Sweden - 1.5%

Castellum AB	363,474	8,119,709

Switzerland - 1.2%

PSP Swiss Property AG	52,140	6,754,151

United Kingdom - 6.8%

Big Yellow Group PLC	241,899	4,591,783
Capital & Counties Properties PLC	1,109,149	2,471,441
Derwent London PLC	99,368	4,057,719
Life Science REIT PLC†	1,104,876	1,476,263
LondonMetric Property PLC	1,526,147	5,323,050
Segro PLC	605,184	10,566,287
Tritax EuroBox PLC*	2,496,673	3,482,446
UNITE Group PLC	418,453	5,995,270

		37,964,259

United States - 50.0%

Agree Realty Corp.#	35,124	2,253,205
American Homes 4 Rent, Class A	129,643	4,927,730
American Tower Corp.	93,924	21,308,538
AvalonBay Communities, Inc.	54,561	13,017,709
Brixmor Property Group, Inc.	252,366	6,339,434
Camden Property Trust	39,428	6,509,957
Crown Castle International Corp.	54,061	9,006,022
CubeSmart	48,648	2,345,320
Duke Realty Corp.	173,485	9,194,705
Equinix, Inc.	19,132	13,578,554
Equity LifeStyle Properties, Inc.	51,597	3,850,168
Equity Residential	72,090	6,149,277
Essential Properties Realty Trust, Inc.	114,040	2,882,931
Gaming and Leisure Properties, Inc.	48,225	2,189,897
Healthcare Realty Trust, Inc.	48,494	1,264,724
Hilton Worldwide Holdings, Inc.†	15,357	2,286,043
Invitation Homes, Inc.	339,699	12,840,622
Kimco Realty Corp.	326,358	7,679,204
Lamar Advertising Co., Class A	26,607	2,901,759
Life Storage, Inc.	51,790	6,556,096
Mid-America Apartment Communities, Inc.	32,954	6,742,718
NETSTREIT Corp.#	39,157	866,936

Outfront Media, Inc.	104,735	2,796,425
PotlatchDeltic Corp.	25,160	1,381,284
Prologis, Inc.	158,917	23,178,044
Realty Income Corp.	15,152	1,001,396
Rexford Industrial Realty, Inc.	150,955	10,586,474
RLJ Lodging Trust	70,849	991,178
Ryman Hospitality Properties, Inc.†	41,415	3,649,076
SBA Communications Corp.	50,686	15,377,626
Simon Property Group, Inc.	64,612	8,888,027
SITE Centers Corp.	152,219	2,367,005
Sun Communities, Inc.	46,007	8,327,267
UDR, Inc.	252,931	13,878,324
Urban Edge Properties	164,587	2,998,775
Ventas, Inc.	163,338	8,820,252
VICI Properties, Inc.	340,840	9,529,886
Welltower, Inc.	136,736	11,388,741
Weyerhaeuser Co.	225,311	8,760,092

		278,611,421

Total Long-Term Investment Securities
(cost $525,888,526)		546,108,883

SHORT-TERM INVESTMENT SECURITIES - 1.5%
Registered Investment Companies - 1.5%

State Street Institutional U.S. Government Money Market Fund, Administration Class 0.01%(2)	7,560,744	7,560,744
State Street Navigator Securities Lending Government Money Market Portfolio 0.06%(2)(3)	890,822	890,822

Total Short-Term Investment Securities
(cost $8,451,566)		8,451,566

TOTAL INVESTMENTS
(cost $534,340,092)	99.6%	554,560,449
Other assets less liabilities	0.4	2,484,975

NET ASSETS	100.0%	$557,045,424

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2022, the aggregate value of these securities was $15,947,145 representing 2.9% of net assets.

#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of February 28, 2022.
(3)

At February 28, 2022, the Fund had loaned securities with a total value of $18,771,835. This was secured by collateral of $890,822, which was received in cash and subsequently invested in short-term investments currently valued at $890,822 as reported in the Portfolio of Investments. Additional collateral of $18,839,072 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2022
United States Treasury Bills	0.00%	03/17/2022 to 03/17/2022	$102,347
United States Treasury Notes/Bonds	0.13% to 6.88%	03/31/2022 to 11/15/2050	18,736,725

Industry Allocation*
Real Estate Investment Trusts	74.7%
Real Estate Operations & Development	12.7
Real Estate Management/Services	7.4
Registered Investment Companies	1.5
Hotels/Motels	1.3
Telecom Services	0.9
Building-Heavy Construction	0.6
Building-Residential/Commercial	0.5

99.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Australia	$24,768,396	$—	$0	$24,768,396
Other Countries	521,340,487	—	—	521,340,487
Short-Term Investment Securities	8,451,566	—	—	8,451,566

Total Investments at Value	$554,560,449	$—	$0	$554,560,449

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.

See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares/ Principal Amount(8)	Value (Note 1)
COMMON STOCKS - 60.1%
Australia - 0.6%

BHP Group, Ltd.	5,950	$201,145
BlueScope Steel, Ltd.#	10,920	160,527
Dexus†	20,717	164,311
Fortescue Metals Group, Ltd.	16,647	219,446
Goodman Group	9,168	148,023
GPT Group	43,951	157,693
Mirvac Group	78,271	147,237
Rio Tinto, Ltd.	2,436	209,074
Stockland	53,151	160,591

		1,568,047

Austria - 0.1%

OMV AG	2,916	138,564

Belgium - 0.2%

KBC Group NV	1,912	138,320
Sofina SA	372	144,819
UCB SA	1,482	162,347

		445,486

Bermuda - 0.2%

Brilliance China Automotive Holdings, Ltd.†(1)	36,000	15,136
Bunge, Ltd.	1,902	198,854
Invesco, Ltd.	7,131	151,462
Jardine Matheson Holdings, Ltd.	3,000	178,500

		543,952

Brazil - 0.3%

AMBEV SA	58,200	171,718
Itausa SA (Preference Shares)	98,490	191,562
Vale SA	12,400	222,115
WEG SA	28,400	162,075

		747,470

Canada - 0.9%

Bank of Montreal	1,500	171,278
Canadian Imperial Bank of Commerce	1,500	189,858
Canadian Natural Resources, Ltd.	3,800	212,290
Cenovus Energy, Inc.	13,100	205,983
George Weston, Ltd.	1,500	162,651
Gildan Activewear, Inc.	3,900	153,108
Imperial Oil, Ltd.	4,600	206,465
Loblaw Cos., Ltd.	3,900	304,215
Suncor Energy, Inc.	6,600	201,827
Thomson Reuters Corp.	1,400	141,557
Toronto-Dominion Bank	2,200	177,527
West Fraser Timber Co., Ltd.	2,200	219,601

		2,346,360

Cayman Islands - 1.1%

Alibaba Group Holding, Ltd.†	11,200	149,341
ANTA Sports Products, Ltd.	10,200	155,194
Chailease Holding Co., Ltd.	18,000	161,660
CK Asset Holdings, Ltd.	47,500	299,967
CK Hutchison Holdings, Ltd.	25,000	175,153
JD.com, Inc., Class A Lock-Up Shares†(2)	133	4,550
Li Ning Co., Ltd.	56,500	561,414
NetEase, Inc. ADR	3,408	324,919
NIO, Inc. ADR†	5,000	114,200
Pinduoduo, Inc. ADR†	2,900	150,394
Silergy Corp.	2,000	267,563
Tencent Holdings, Ltd.	2,800	150,917
Wuxi Biologics Cayman, Inc.†*	13,000	106,883
ZTO Express Cayman, Inc. ADR	5,600	164,864

		2,787,019

Chile - 0.1%

Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	2,835	188,007

China - 0.4%

BYD Co., Ltd.	5,500	167,085
China Yangtze Power Co., Ltd., Class A	14,300	52,523
Contemporary Amperex Technology Co., Ltd., Class A	3,600	304,243
Great Wall Motor Co., Ltd.	42,000	87,390
Tangshan Jidong Cement Co., Ltd., Class A	800	1,525
WuXi AppTec Co., Ltd.*	7,900	112,011
Zijin Mining Group Co., Ltd.	140,000	207,458

		932,235

Cyprus - 0.0%

TCS Group Holding PLC GDR	1,847	56,848

Denmark - 0.6%

AP Moller - Maersk A/S, Series A	76	228,012
AP Moller - Maersk A/S, Series B	73	231,337
Novo Nordisk A/S, Class B	9,367	963,249
Pandora A/S	1,249	129,099

		1,551,697

Finland - 0.1%

Fortum Oyj	5,763	121,740
Nokia Oyj†	28,457	154,352

		276,092

France - 2.3%

Arkema SA	1,192	158,913
BNP Paribas SA	2,515	148,075
Capgemini SE	784	165,527
Carrefour SA	14,584	292,706
Cie de Saint-Gobain	11,332	710,901
Dassault Systemes SE	2,792	136,147
Engie SA	11,280	180,457
Hermes International	120	167,111
L’Oreal SA	5,906	2,350,846
Legrand SA	1,476	140,374
LVMH Moet Hennessy Louis Vuitton SE	209	154,642
Orange SA	15,557	188,632
Publicis Groupe SA	2,500	167,178
Sanofi	1,709	179,109
Schneider Electric SE	892	139,802
Societe Generale SA	5,032	144,664
TotalEnergies SE	3,319	169,660
Veolia Environnement SA	4,898	171,401
Vivendi SE	12,749	161,674

		5,927,819

Germany - 1.3%

BASF SE	2,419	160,704
Beiersdorf AG	1,606	162,822
Brenntag SE	1,893	158,935
Covestro AG*	4,531	239,845
Deutsche Post AG	23,973	1,213,888
E.ON SE	13,061	177,464
GEA Group AG	3,461	151,617
Henkel AG & Co. KGaA	2,138	164,450
Infineon Technologies AG	3,572	123,137
LEG Immobilien SE	1,766	228,309
Merck KGaA	746	148,512
Nemetschek SE	1,410	125,591
SAP SE	2,179	247,545

		3,302,819

Hong Kong - 0.6%

BOC Hong Kong Holdings, Ltd.	51,500	185,185
CLP Holdings, Ltd.	16,500	167,965
CSPC Pharmaceutical Group, Ltd.	214,000	253,308
Lenovo Group, Ltd.	168,000	186,820
Link REIT	18,800	151,803
Power Assets Holdings, Ltd.	33,000	207,976
Sun Hung Kai Properties, Ltd.	14,500	168,665
Techtronic Industries Co., Ltd.	7,500	125,246

		1,446,968

Hungary - 0.0%

OTP Bank Nyrt†	3,052	117,307

India - 1.3%

Divi’s Laboratories, Ltd.	2,635	149,048
HCL Technologies, Ltd.	10,772	160,978
Infosys, Ltd.	64,515	1,471,864
Tata Consultancy Services, Ltd.	17,750	836,327
Tata Steel, Ltd.	16,836	272,133
Tech Mahindra, Ltd.	15,106	282,483
Wipro, Ltd.	19,605	144,746

		3,317,579

Indonesia - 0.1%

Telekom Indonesia Persero Tbk PT	567,600	171,124

Ireland - 0.5%

Accenture PLC, Class A	1,900	600,438
CRH PLC	3,245	147,758
Eaton Corp. PLC	1,000	154,290
James Hardie Industries PLC CDI	4,053	131,436
Pentair PLC	2,300	133,193
Smurfit Kappa Group PLC	3,139	156,939

		1,324,054

Israel - 0.2%

Bank Leumi Le-Israel BM	18,102	195,521
Check Point Software Technologies, Ltd.†	1,447	209,641

		405,162

Italy - 0.4%

Assicurazioni Generali SpA#	7,748	154,028
Eni SpA	11,731	181,938
Intesa Sanpaolo SpA	65,155	167,552
Iveco Group NV†#	2,739	22,864
Mediobanca Banca di Credito Finanziario SpA	14,397	150,546
Prysmian SpA	4,369	144,611
Snam SpA#	27,921	155,436

		976,975

Japan - 5.3%

AGC, Inc.	4,600	203,662
Ajinomoto Co., Inc.	5,400	156,836
Asahi Group Holdings, Ltd.	4,100	165,619
Astellas Pharma, Inc.	10,500	175,221
CyberAgent, Inc.	9,500	122,794
Dai-ichi Life Holdings, Inc.	7,900	165,470
Daito Trust Construction Co., Ltd.	1,500	165,964
Daiwa House Industry Co., Ltd.	5,500	156,391
Daiwa Securities Group, Inc.	28,700	170,205
Dentsu Group, Inc.	4,800	191,015
ENEOS Holdings, Inc.	42,700	168,549
Fujitsu, Ltd.	4,500	648,393
Hitachi, Ltd.	2,800	137,607
Hoya Corp.	3,500	452,246
Inpex Corp.	19,500	200,996
ITOCHU Corp.	5,400	175,812
Japan Tobacco, Inc.	7,900	145,679
KDDI Corp.	5,500	179,690
Komatsu, Ltd.	6,700	154,001
Kyocera Corp.	2,700	154,511
Marubeni Corp.	37,600	393,612
MEIJI Holdings Co., Ltd.	2,700	162,284
Minebea Mitsumi, Inc.	6,000	130,266
MISUMI Group, Inc.	7,100	226,343
Mitsubishi Chemical Holdings Corp.	21,700	154,287
Mitsubishi Corp.	5,300	178,457
Mitsubishi Electric Corp.	43,300	520,323
Mitsubishi UFJ Financial Group, Inc.	104,000	644,815
Mitsui & Co., Ltd.	33,400	832,494
Mizuho Financial Group, Inc.	12,700	168,464
MS&AD Insurance Group Holdings, Inc.	5,400	183,421
Nippon Steel Corp.	10,200	187,072
Nippon Telegraph & Telephone Corp.	31,400	899,406
Nippon Yusen KK	3,500	324,838
Nitto Denko Corp.	2,300	167,051
NTT Data Corp.	15,400	291,082
Omron Corp.	1,600	107,998
ORIX Corp.	8,200	162,837
Otsuka Holdings Co., Ltd.	4,500	155,121
Recruit Holdings Co., Ltd.	25,000	1,047,928
Resona Holdings, Inc.	42,800	192,770
Seven & I Holdings Co., Ltd.#	3,800	184,802
Shimano, Inc.	500	115,600
Shin-Etsu Chemical Co., Ltd.	1,000	153,699
Sompo Holdings, Inc.	3,700	161,562
Sumitomo Chemical Co., Ltd.	34,700	166,007
Sumitomo Corp.	11,500	187,457
Sumitomo Mitsui Financial Group, Inc.	4,700	168,475

Sumitomo Mitsui Trust Holdings, Inc.	4,800	171,600
Tokyo Electron, Ltd.	300	145,531
Toshiba Corp.	3,900	155,267
Toyota Tsusho Corp.	3,700	153,355
Trend Micro, Inc.	3,300	183,708
Yamaha Motor Co., Ltd.	6,300	141,163

		13,309,756

Jersey - 0.2%

Ferguson PLC	1,120	171,508
Glencore PLC	34,286	203,366
WPP PLC	11,284	160,079

		534,953

Luxembourg - 0.2%

ArcelorMittal SA	16,488	512,187

Malaysia - 0.1%

CIMB Group Holdings Bhd	131,000	178,161

Mexico - 0.1%

Fomento Economico Mexicano SAB de CV	23,000	184,811
Wal-Mart de Mexico SAB de CV	49,000	186,612

		371,423

Netherlands - 1.1%

ASM International NV	1,001	323,467
ASML Holding NV	418	280,694
CNH Industrial NV	13,696	196,949
ING Groep NV	11,554	136,001
Koninklijke Ahold Delhaize NV	24,937	768,357
LyondellBasell Industries NV, Class A	1,826	177,542
NN Group NV	3,184	152,727
QIAGEN NV†	3,032	152,303
Randstad NV	2,748	187,029
Stellantis NV	8,850	162,440
STMicroelectronics NV	3,844	163,525
Wolters Kluwer NV	1,470	149,693

		2,850,727

New Zealand - 0.1%

Fisher & Paykel Healthcare Corp., Ltd.	7,390	137,552

Norway - 0.1%

Equinor ASA	6,353	200,662

Philippines - 0.1%

SM Prime Holdings, Inc.	229,300	178,001

Poland - 0.1%

Powszechna Kasa Oszczednosci Bank Polski SA†	14,706	141,280

Russia - 0.0%

MMC Norilsk Nickel PJSC(1)	563	82,465

Saudi Arabia - 0.5%

Al Rajhi Bank	26,508	1,133,322
Sahara International Petrochemical Co.	14,734	183,011

		1,316,333

Singapore - 0.1%

Ascendas Real Estate Investment Trust	74,800	152,833
DBS Group Holdings, Ltd.	7,000	174,626

		327,459

South Africa - 0.4%

Impala Platinum Holdings, Ltd.	11,772	225,024
MTN Group, Ltd.†	20,432	254,599
Sasol, Ltd.†	9,068	206,757
Sibanye Stillwater, Ltd.	51,268	237,964
Standard Bank Group, Ltd.	19,158	202,641

		1,126,985

South Korea - 0.7%

Hana Financial Group, Inc.	6,646	269,190
KB Financial Group, Inc.	8,735	433,717
Kia Corp.	5,832	357,967
POSCO Holdings, Inc.	720	170,666
Samsung Electronics Co., Ltd.	2,507	150,334
Shinhan Financial Group Co., Ltd.	9,803	318,382

		1,700,256

Spain - 0.6%

Banco Bilbao Vizcaya Argentaria SA	138,673	822,527
EDP Renovaveis SA	6,690	162,925
Red Electrica Corp. SA	10,323	206,318
Repsol SA	14,038	182,994
Telefonica SA	38,322	183,734

		1,558,498

Sweden - 0.7%

Alfa Laval AB	4,243	138,863
Epiroc AB, Class A	6,678	126,233
Investor AB, Class B	43,294	887,165
Lundin Energy AB	4,371	161,372
Nibe Industrier AB, Class B	11,861	106,337
Swedbank AB, Class A	7,867	127,504
Swedish Match AB	22,656	165,851

		1,713,325

Switzerland - 1.4%

ABB, Ltd.	4,516	153,389
Geberit AG	213	139,677
Julius Baer Group, Ltd.	2,519	147,772
Nestle SA	1,232	160,908
Partners Group Holding AG	594	807,350
Roche Holding AG (BR)	749	313,941
Roche Holding AG (NES)	1,218	464,636
SGS SA	51	146,533
Sonova Holding AG	446	173,615
Straumann Holding AG#	251	399,449
TE Connectivity, Ltd.	1,030	146,703
UBS Group AG	25,764	474,349

		3,528,322

Taiwan - 1.2%

Asustek Computer, Inc.	13,000	172,364
Cathay Financial Holding Co., Ltd.	180,000	401,106
Chunghwa Telecom Co., Ltd.	40,000	177,631
CTBC Financial Holding Co., Ltd.	188,000	183,629
Evergreen Marine Corp Taiwan, Ltd.	55,000	283,171

First Financial Holding Co., Ltd.	190,000	174,284
Fubon Financial Holding Co., Ltd.	181,900	488,262
Novatek Microelectronics Corp.	13,000	212,840
Realtek Semiconductor Corp.	9,000	146,940
Taishin Financial Holding Co., Ltd.	247,000	173,126
Taiwan Cooperative Financial Holding Co., Ltd.	188,000	178,502
Taiwan Semiconductor Manufacturing Co., Ltd.	7,914	168,505
United Microelectronics Corp.	68,000	126,714
Yuanta Financial Holding Co., Ltd.	183,000	162,314

		3,049,388

Thailand - 0.1%

Advanced Info Service PCL	25,700	180,116
Siam Cement PCL	14,600	175,156

		355,272

United Arab Emirates - 0.1%

Emaar Properties PJSC	124,197	171,770
First Abu Dhabi Bank PJSC	29,700	167,217

		338,987

United Kingdom - 1.5%

3i Group PLC	23,164	415,000
Anglo American PLC	4,383	224,785
Auto Trader Group PLC*	16,925	150,534
Barclays PLC	65,471	160,622
Coca-Cola Europacific Partners PLC	3,002	153,732
Diageo PLC	3,102	155,010
Imperial Brands PLC	7,786	171,192
JD Sports Fashion PLC	55,871	113,176
Kingfisher PLC	47,897	196,745
Liberty Global PLC, Class C†	5,851	151,365
Melrose Industries PLC	81,322	161,731
Next PLC	1,498	137,897
RELX PLC	5,148	157,527
Rio Tinto PLC	2,667	207,189
Rolls-Royce Holdings PLC†	94,426	131,106
Sage Group PLC	15,746	148,454
Segro PLC	29,281	511,235
SSE PLC	7,511	171,746
Unilever PLC	3,119	156,759

		3,675,805

United States - 34.1%

A.O. Smith Corp.	1,981	135,857
Abbott Laboratories	1,226	147,880
AbbVie, Inc.	5,814	859,135
Adobe, Inc.†	303	141,707
Advanced Micro Devices, Inc.†	1,168	144,061
Agilent Technologies, Inc.	1,096	142,875
Ally Financial, Inc.	3,454	172,355
Alphabet, Inc., Class A†	1,852	5,002,511
Alphabet, Inc., Class C†	1,823	4,918,126
Amazon.com, Inc.†	171	525,185
AMERCO	237	136,894
American Financial Group, Inc.	1,209	163,686
Ameriprise Financial, Inc.	585	175,377
Anthem, Inc.	402	181,644
APA Corp.	664	23,658
Apollo Global Management, Inc.	5,090	332,173
Apple, Inc.	20,531	3,390,079
Applied Materials, Inc.	1,253	168,153
Archer-Daniels-Midland Co.	2,573	201,852
Arista Networks, Inc.†	1,335	163,845
Arrow Electronics, Inc.†	1,764	214,996
AutoZone, Inc.†	242	450,940
Bank of America Corp.	3,679	162,612
Bath & Body Works, Inc.	2,510	133,959
Berkshire Hathaway, Inc., Class B†	577	185,477
Best Buy Co., Inc.	5,478	529,394
Bio-Rad Laboratories, Inc., Class A†	218	136,459
Bio-Techne Corp.	347	145,535
Blackstone, Inc.	17,299	2,205,104
Broadcom, Inc.	288	169,183
Cadence Design Systems, Inc.†	6,710	1,016,095
Caesars Entertainment, Inc.†	1,764	148,511
Capital One Financial Corp.	1,113	170,589
Carlyle Group, Inc.	3,905	183,027
CBRE Group, Inc., Class A†	160	15,496
Celanese Corp.	1,027	143,041
Cerner Corp.	7,003	653,030
CF Industries Holdings, Inc.	2,756	223,760
Chevron Corp.	144	20,736
Cisco Systems, Inc.	2,926	163,183
Cognizant Technology Solutions Corp., Class A	2,012	173,294
Colgate-Palmolive Co.	2,066	158,979
Comcast Corp., Class A	3,103	145,096
ConocoPhillips	2,231	211,633
Constellation Energy Corp.	1,011	46,486
Costco Wholesale Corp.	305	158,371
CVS Health Corp.	1,801	186,674
Danaher Corp.	530	145,437
Darden Restaurants, Inc.	1,108	160,904
Dell Technologies, Inc., Class C†	2,764	140,853
Devon Energy Corp.	12,194	726,153
Discover Financial Services	1,451	179,111
Domino’s Pizza, Inc.	944	408,006
Dover Corp.	955	149,801
Dropbox, Inc., Class A†	6,785	153,952
DTE Energy Co.	139	16,901
Duke Realty Corp.	2,672	141,616
eBay, Inc.	16,750	914,382
Edwards Lifesciences Corp.†	1,485	166,869
Emerson Electric Co.	1,786	165,955
EOG Resources, Inc.	1,854	213,062
EPAM Systems, Inc.†	284	59,001
Estee Lauder Cos., Inc., Class A	499	147,869
Exelon Corp.	3,034	129,127
Expeditors International of Washington, Inc.	3,900	403,104
Extra Space Storage, Inc.	910	171,216
Exxon Mobil Corp.	2,638	206,872
F5, Inc.†	723	145,215
FactSet Research Systems, Inc.	403	163,654
Fidelity National Financial, Inc.	3,234	154,068
Fortinet, Inc.†	3,801	1,309,521

Fox Corp., Class A	4,447	186,018
Gartner, Inc.†	2,105	590,284
Generac Holdings, Inc.†	444	140,069
General Dynamics Corp.	81	18,990
Genuine Parts Co.	1,231	150,379
Gilead Sciences, Inc.	26,159	1,580,004
Goldman Sachs Group, Inc.	7,973	2,721,105
Halliburton Co.	7,191	241,114
HCA Healthcare, Inc.	694	173,715
Hershey Co.	899	181,832
Hologic, Inc.†	6,195	440,898
Home Depot, Inc.	2,879	909,275
HP, Inc.	28,693	985,891
IDEXX Laboratories, Inc.†	2,100	1,117,935
Intel Corp.	36,382	1,735,421
Interpublic Group of Cos., Inc.	4,677	172,114
Intuit, Inc.	5,393	2,558,277
Intuitive Surgical, Inc.†	501	145,455
Iron Mountain, Inc.	3,446	169,474
JB Hunt Transport Services, Inc.	928	188,319
Johnson & Johnson	996	163,912
JPMorgan Chase & Co.	1,014	143,785
Juniper Networks, Inc.	5,163	174,458
Keysight Technologies, Inc.†	971	152,806
KKR & Co., Inc.	2,609	156,853
KLA Corp.	406	141,491
Knight-Swift Transportation Holdings, Inc.	3,635	198,035
Kroger Co.	15,945	746,226
Laboratory Corp. of America Holdings†	563	152,719
Lennox International, Inc.	495	132,130
Lincoln National Corp.	2,447	164,977
LKQ Corp.	3,018	141,695
Lowe’s Cos., Inc.	10,915	2,412,870
Lululemon Athletica, Inc.†	384	122,857
Masco Corp.	5,856	328,170
Mastercard, Inc., Class A	487	175,719
McDonald’s Corp.	635	155,429
Merck & Co., Inc.	222	17,001
Meta Platforms, Inc., Class A†	9,811	2,070,415
Mettler-Toledo International, Inc.†	552	777,624
MGM Resorts International	3,848	170,428
Micron Technology, Inc.	1,969	174,965
Microsoft Corp.	27,419	8,192,523
Mid-America Apartment Communities, Inc.	780	159,596
Moderna, Inc.†	3,296	506,266
Molina Healthcare, Inc.†	583	178,905
Monolithic Power Systems, Inc.	318	145,867
Moody’s Corp.	743	239,268
Mosaic Co.	8,855	464,268
Motorola Solutions, Inc.	648	142,839
MSCI, Inc.	1,227	615,574
Netflix, Inc.†	265	104,548
Nordson Corp.	614	139,065
NortonLifeLock, Inc.	6,672	193,355
NRG Energy, Inc.	5,574	210,920
Nucor Corp.	6,946	914,233
NVIDIA Corp.	540	131,679
O’Reilly Automotive, Inc.†	253	164,258
Occidental Petroleum Corp.	5,443	238,022
Old Dominion Freight Line, Inc.	2,387	749,590
Oracle Corp.	26,890	2,042,833
Owens Corning	2,312	215,455
Paychex, Inc.	1,335	158,945
PepsiCo, Inc.	975	159,646
PerkinElmer, Inc.	894	160,571
Pfizer, Inc.	4,284	201,091
Philip Morris International, Inc.	1,777	179,601
Pool Corp.	419	192,145
Procter & Gamble Co.	1,067	166,335
Public Storage	509	180,705
QUALCOMM, Inc.	925	159,091
Quest Diagnostics, Inc.	1,031	135,339
Regeneron Pharmaceuticals, Inc.†	2,567	1,587,330
Regions Financial Corp.	7,237	175,063
Republic Services, Inc.	121	14,554
Robert Half International, Inc.	2,807	337,654
Rockwell Automation, Inc.	470	125,293
S&P Global, Inc.	669	251,343
salesforce.com, Inc.†	628	132,213
SEI Investments Co.	2,839	166,309
Simon Property Group, Inc.	1,189	163,559
Snap-on, Inc.	772	162,259
Steel Dynamics, Inc.	5,069	357,770
Synchrony Financial	3,505	149,944
Synopsys, Inc.†	469	146,511
T. Rowe Price Group, Inc.	5,535	800,140
Target Corp.	10,366	2,070,816
Teradyne, Inc.	1,467	172,989
Tesla, Inc.†	161	140,139
Texas Instruments, Inc.	18,499	3,144,645
Textron, Inc.	2,200	160,886
Thermo Fisher Scientific, Inc.	281	152,864
Tyson Foods, Inc., Class A	6,714	622,119
UGI Corp.	4,687	180,168
Ulta Beauty, Inc.†	418	156,541
Union Pacific Corp.	661	162,573
United Parcel Service, Inc., Class B	804	169,178
UnitedHealth Group, Inc.	353	167,982
Visa, Inc., Class A	802	173,328
Walgreens Boots Alliance, Inc.	3,363	155,001
Walmart, Inc.	1,171	158,272
Walt Disney Co.†	1,080	160,337
Waters Corp.†	1,449	458,942
West Pharmaceutical Services, Inc.	400	154,832
Weyerhaeuser Co.	4,223	164,190
WW Grainger, Inc.	325	155,044
Yum! Brands, Inc.	1,260	154,451

		86,180,268

Total Common Stocks
(cost $150,575,928)		151,939,649

ASSET BACKED SECURITIES - 2.1%
Bermuda - 2.1%

Bellemeade Re, Ltd. FRS Series 2020-2A, Class M2 6.19% (1 ML+6.00%) due 08/26/2030*(3)	2,780,000	2,876,758
Eagle RE, Ltd. FRS Series 2021-2, Class M1B 2.10% (SOFR30A+2.05%) due 04/25/2034*(3)	2,500,000	2,480,520

Total Asset Backed Securities
(cost $5,428,291)		5,357,278

FOREIGN CORPORATE BONDS & NOTES - 9.7%
Australia - 0.8%

NBN Co., Ltd. Senior Notes 2.63% due 05/05/2031*	2,062,000	1,975,376

Bermuda - 0.1%

Geopark, Ltd. Company Guar. Notes 5.50% due 01/17/2027#*	348,000	329,295

Brazil - 0.2%

B3 SA - Brasil Bolsa Balcao Senior Notes 4.13% due 09/20/2031*	288,000	259,200
Banco do Brasil SA Senior Notes 3.25% due 09/30/2026*	278,000	267,052

		526,252

Canada - 0.7%

Air Canada Senior Sec. Notes 3.88% due 08/15/2026*	383,000	372,468
Bausch Health Cos., Inc. Senior Sec. Notes 4.88% due 06/01/2028*	915,000	879,040
Taseko Mines, Ltd. Senior Sec. Notes 7.00% due 02/15/2026*	465,000	465,000

		1,716,508

Cayman Islands - 1.5%

Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	1,528,000	1,552,299
Weibo Corp. Senior Notes 3.38% due 07/08/2030	1,603,000	1,490,710
XP, Inc. Company Guar. Notes 3.25% due 07/01/2026*	797,000	747,984

		3,790,993

France - 0.5%

Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	1,228,000	1,292,716

Hong Kong - 0.8%

Xiaomi Best Time International, Ltd. Company Guar. Notes 3.38% due 04/29/2030*	2,085,000	2,018,238

Ireland - 0.2%

MMC Norilsk Nickel PJSC Senior Notes 2.80% due 10/27/2026	904,000	488,160

Israel - 0.2%

Energean Israel Finance, Ltd. Senior Sec. Notes 4.50% due 03/30/2024*	608,000	592,800

Italy - 0.4%

Telecom Italia SpA Senior Notes 5.30% due 05/30/2024#*	928,000	955,065

Japan - 0.7%

Nissan Motor Co., Ltd. Senior Notes 4.35% due 09/17/2027*	1,745,000	1,797,915

Luxembourg - 0.5%

Amaggi Luxembourg International SARL Company Guar. Notes 5.25% due 01/28/2028	435,000	425,782
Kenbourne Invest SA Company Guar. Notes 6.88% due 11/26/2024	498,000	502,980
Rumo Luxembourg SARL Company Guar. Notes 4.20% due 01/18/2032#*	265,000	234,197

		1,162,959

Mexico - 0.7%

Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028	1,527,000	1,471,906
Total Play Telecomunicaciones SA de CV Company Guar. Notes 6.38% due 09/20/2028*	298,000	268,260

		1,740,166

Netherlands - 0.5%

Embraer Netherlands Finance BV Company Guar. Notes 6.95% due 01/17/2028#*	736,000	766,500
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 7.13% due 01/31/2025	582,000	611,100

		1,377,600

Panama - 0.6%

AES Panama Generation Holdings SRL Senior Sec. Notes 4.38% due 05/31/2030	1,574,000	1,519,068

SupraNational - 0.7%

Delta Air Lines/Skymiles Senior Sec. Notes 4.75% due 10/20/2028*		755,000	788,066
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.40% due 05/01/2030*		954,000	962,818

			1,750,884

United Kingdom - 0.6%

HSBC Holdings PLC Senior Notes 4.29% due 09/12/2026		1,093,000	1,141,035
International Game Technology PLC Senior Sec. Notes 4.13% due 04/15/2026*		430,000	423,550

			1,564,585

Total Foreign Corporate Bonds & Notes
(cost $26,167,801)			24,598,580

FOREIGN GOVERNMENT OBLIGATIONS - 5.9%
Brazil - 1.2%

Federative Republic of Brazil Series F Notes 10.00% due 01/01/2027	BRL	15,695,000	2,957,419

Mexico - 0.3%

United Mexican States Bonds 8.00% due 11/07/2047	MXN	15,500,000	740,603

United Kingdom - 4.4%

United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	8,350,000	11,265,695

Total Foreign Government Obligations
(cost $14,911,669)			14,963,717

U.S. CORPORATE BONDS & NOTES - 13.6%
United States - 13.6%

AES Corp. Senior Notes 2.45% due 01/15/2031#		640,000	591,308
American Tower Corp. Senior Notes 1.60% due 04/15/2026		501,000	481,206
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026		430,000	438,052
Antares Holdings LP Senior Notes 2.75% due 01/15/2027*		1,547,000	1,441,845
Antero Resources Corp. Company Guar. Notes 5.00% due 03/01/2025#		1,356,000	1,372,950
Ares Capital Corp. Senior Notes 2.88% due 06/15/2028		1,530,000	1,418,960
Bain Capital Specialty Finance, Inc. Senior Notes 2.95% due 03/10/2026		607,000	589,372
Blackstone Private Credit Fund Senior Notes 2.63% due 12/15/2026*		438,000	408,025
Blackstone Secured Lending Fund Senior Notes 2.85% due 09/30/2028*		1,473,000	1,358,290
Block Financial LLC Company Guar. Notes 3.88% due 08/15/2030#		947,000	956,425
Blue Owl Finance LLC Company Guar. Notes 3.13% due 06/10/2031*		1,027,000	928,302
Boeing Co. Senior Notes 4.88% due 05/01/2025		467,000	496,808
Broadcom, Inc. Company Guar. Notes 1.95% due 02/15/2028*		510,000	480,898
CNH Industrial Capital LLC Company Guar. Notes 1.88% due 01/15/2026		341,000	332,445
CNX Resources Corp. Company Guar. Notes 6.00% due 01/15/2029*		374,000	381,929
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 2.74% due 12/31/2039*		520,000	474,207
CommScope, Inc. Senior Sec. Notes 6.00% due 03/01/2026*		703,000	717,102
Consolidated Communications, Inc. Senior Sec. Notes 5.00% due 10/01/2028#*		389,000	368,577
Crown Castle International Corp. Senior Notes 1.05% due 07/15/2026		1,037,000	966,798
CyrusOne LP/CyrusOne Finance Corp. Company Guar. Notes 3.45% due 11/15/2029		1,038,000	1,091,353
DPL, Inc. Senior Notes 4.13% due 07/01/2025		212,000	210,940
Dell International LLC/EMC Corp. Senior Notes 6.02% due 06/15/2026		1,277,000	1,425,864
DISH DBS Corp. Senior Sec. Notes 5.75% due 12/01/2028*		812,000	777,246
Embarq Corp. Senior Notes 8.00% due 06/01/2036		345,000	340,688

FS KKR Capital Corp. Senior Notes 3.40% due 01/15/2026	723,000	710,614
Golub Capital BDC, Inc. Senior Notes 2.50% due 08/24/2026	934,000	885,443
Graphic Packaging International LLC Senior Sec. Notes 1.51% due 04/15/2026*	871,000	834,271
Hercules Capital, Inc. Senior Notes 2.63% due 09/16/2026	484,000	461,272
Iron Mountain, Inc. Company Guar. Notes 5.25% due 03/15/2028*	356,000	356,093
Jabil, Inc. Senior Notes 3.60% due 01/15/2030	1,119,000	1,131,875
Level 3 Financing, Inc. Company Guar. Notes 3.75% due 07/15/2029*	411,000	362,707
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030#	449,000	440,020
Main Street Capital Corp. Senior Notes 3.00% due 07/14/2026	680,000	653,809
MicroStrategy, Inc. Senior Sec. Notes 6.13% due 06/15/2028#*	706,000	681,276
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd. Senior Sec. Notes 6.50% due 06/20/2027*	1,197,000	1,262,835
Nissan Motor Acceptance Co. LLC Senior Notes 2.75% due 03/09/2028*	498,000	476,639
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	214,000	208,650
Owl Rock Technology Finance Corp. Senior Notes 4.75% due 12/15/2025*	1,444,000	1,484,291
Owl Rock Capital Corp. Senior Notes 2.63% due 01/15/2027#	1,095,000	1,000,780
ROBLOX Corp. Senior Notes 3.88% due 05/01/2030*	223,000	212,045
Scientific Games International, Inc. Company Guar. Notes 8.63% due 07/01/2025*	648,000	686,880
Select Medical Corp. Company Guar. Notes 6.25% due 08/15/2026*	754,000	756,827
Silgan Holdings, Inc. Company Guar. Notes 4.13% due 02/01/2028	358,000	351,141
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*	291,000	287,363
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	470,000	484,504
Universal Health Services, Inc. Senior Sec. Notes 1.65% due 09/01/2026*	792,000	752,662
Valero Energy Corp. Senior Notes 3.65% due 12/01/2051	879,000	787,166
Vontier Corp. Company Guar. Notes 1.80% due 04/01/2026	604,000	563,067
Wynn Las Vegas LLC Company Guar. Notes 5.50% due 03/01/2025*	373,000	378,291

Total U.S. Corporate Bonds & Notes
(cost $35,793,713)		34,260,111

U.S. GOVERNMENT AGENCIES - 2.8%
United States - 2.8%

Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K076, Class A2 3.90% due 04/25/2028(6)	1,569,000	1,716,538
Series K082, Class A2 3.92% due 09/25/2028 VRS(6)(7)	175,000	192,579
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-DNA1, Class M2B 1.99% (1 ML + 1.80%) due 07/25/2030(3)	2,595,000	2,610,288
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2018-C03, Class 1M2C 2.34% (1 ML+2.15%) due 10/25/2030(3)	2,595,000	2,651,637

Total U.S. Government Agencies
(cost $7,254,126)		7,171,042

U.S. GOVERNMENT TREASURIES - 1.9%
United States - 1.9%

United States Treasury Notes FRS
0.40% (3M UTBMM + 0.04%) due 10/31/2023	3,290,000	3,295,940
0.42% (3M UTBMM +0.04%) due 10/31/2023	1,350,000	1,352,437

Total U.S. Government Treasuries
(cost $4,648,523)		4,648,377

Total Long-Term Investment Securities
(cost $244,780,051)		242,938,754

SHORT-TERM INVESTMENT SECURITIES - 4.6%
Registered Investment Companies - 4.6%

State Street Navigator Securities Lending Government Money Market Portfolio 0.06%(4)(5)	5,887,141	5,887,141
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(4)	5,587,044	5,587,044

Total Short-Term Investment Securities
(cost $11,474,185)		11,474,185

TOTAL INVESTMENTS
(cost $256,254,236)	100.7%	254,412,939
Liabilities in excess of other assets	(0.7)	(1,753,642)

NET ASSETS	100.0%	$252,659,297

#	The security or a portion thereof is out on loan.

†	Non-income producing security

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2022, the aggregate value of these securities was $37,715,196 representing 14.9% of net assets.

(1)	Securities classified as Level 3 (see Note 1).

(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2022, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Common Stocks
JD.com, Inc., Class A Lock-Up Shares	01/20/2022	133	$4,850	$4,550	$34.21	0.00%

(3)	Collateralized Mortgage Obligation
(4)	The rate shown is the 7-day yield as of February 28, 2022.
(5)

At February 28, 2022, the Fund had loaned securities with a total value of $6,302,912. This was secured by collateral of $5,887,141, which was received in cash and subsequently invested in short-term investments currently valued at $5,887,141 as reported in the Portfolio of Investments. Additional collateral of $521,876 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2022
United States Treasury Bills	0.00%	03/10/2022 to 04/28/2022	$6,763
United States Treasury Notes/Bonds	0.13% to 6.25%	03/31/2022 to 02/15/2051	515,113

(6)	Commercial Mortgage Backed Security
(7)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(8)	Denominated in United States Dollars unless otherwise noted.

ADR - American Depositary Receipt

BR - Bearer Shares

BRL - Brazilian Real

CDI - Chess Depositary Interest

GBP - Pound Sterling

GDR - Global Depositary Receipt

MXN - Mexican Peso

NES - Non-voting Equity Securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 28, 2022 and unless noted otherwise, the dates shown are the original maturity.

Index Legend

1 ML - 1 Month USD LIBOR

SOFR30A - Secured Overnight Financing Rate 30 Day Average

3 UTBMM - US Treasury 3 Month Bill Money Market Yield

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
37	Long	S&P 500 E-Mini Index	March 2022	$8,433,938	$8,080,800	$(353,138)
40	Short	U.S. Treasury 10 Year Notes	June 2022	5,058,191	5,097,500	(39,309)

						$(392,447)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
HSBC Bank USA	CLP	140,000,000	USD	174,173	03/11/2022	$—	$(819)
	HUF	915,000,000	USD	2,854,558	05/23/2022	118,791	—
	PLN	11,340,000	USD	2,794,411	04/27/2022	104,258	—
	USD	2,862,391	AUD	3,950,000	03/07/2022	6,611	—
	USD	4,852,536	CLP	3,985,000,000	03/11/2022	128,470	—
	USD	2,589,717	EUR	2,260,000	04/26/2022	—	(50,321)
	USD	2,802,249	PLN	11,340,000	04/27/2022	—	(112,096)
	USD	2,899,137	HUF	915,000,000	05/23/2022	—	(163,370)

						358,130	(326,606)

JPMorgan Chase Bank	AUD	3,950,000	USD	2,866,120	03/07/2022	—	(2,883)
	EUR	4,630,000	USD	5,258,903	04/26/2022	56,513	—
	GBP	10,990,000	USD	14,941,779	05/25/2022	197,751	—
	MXN	13,900,000	USD	673,253	05/24/2022	4,687	—
	USD	3,739,891	THB	122,800,000	04/25/2022	18,960	—
	USD	2,720,531	EUR	2,370,000	04/26/2022	—	(57,536)
	USD	2,931,665	NZD	4,330,000	05/09/2022	—	(4,815)
	USD	3,612,598	GBP	2,700,000	05/25/2022	9,684	—
	USD	2,871,038	AUD	3,950,000	06/07/2022	2,066	—

						289,661	(65,234)

Unrealized Appreciation (Depreciation)						$647,791	$(391,840)

AUD - Australian Dollar

CLP - Chilean Peso

EUR - Euro Currency

GBP - Pound Sterling

HUF - Hungarian Forint

MXN - Mexican Peso

NZD - New Zealand Dollar

PLN - Polish Zloty

THB - Thailand Baht

USD - United States Dollar

						Value(4)
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)
Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Implied Credit Spread at February 28, 2022(2)	Notional Amount (000’s)(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit iTraxx Europe Crossover	(5.00)%	Quarterly	12/20/2026	3.00%	$3,880	$379,041	$(91,069)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Industry Allocation*

Sovereign	5.9%
Registered Investment Companies	4.6
Applications Software	4.1
Investment Companies	4.1
Diversified Financial Services	4.0
Web Portals/ISP	3.8
Electronic Components-Semiconductors	3.1
Computers	2.4
Diversified Banking Institutions	2.3
Medical-Drugs	2.2
Banks-Commercial	2.1
Real Estate Investment Trusts	2.1
Oil Companies-Exploration & Production	1.9
United States Treasury Notes	1.9
Federal Home Loan Mtg. Corp.	1.8
Oil Companies-Integrated	1.5
Computer Services	1.4
Private Equity	1.4
Internet Content-Entertainment	1.3
Retail-Building Products	1.3
Auto-Cars/Light Trucks	1.3
Medical-Biomedical/Gene	1.2
E-Commerce/Products	1.2
Enterprise Software/Service	1.2
Telecom Services	1.2
Cosmetics & Toiletries	1.0
Telephone-Integrated	1.0
Steel-Producers	1.0
Cellular Telecom	1.0
Chemicals-Diversified	1.0
Investment Management/Advisor Services	0.9
Airlines	0.9
Retail-Discount	0.9
Wireless Equipment	0.9
Electric-Generation	0.9
Electronic Components-Misc.	0.7
Medical-Hospitals	0.7
Food-Retail	0.6
Transport-Services	0.6
Commercial Services-Finance	0.6
Electric-Integrated	0.6
Finance-Commercial	0.6
Metal-Diversified	0.6
Semiconductor Equipment	0.6
Import/Export	0.5
Diagnostic Kits	0.5
Computer Data Security	0.5
Aerospace/Defense	0.5
Computer Aided Design	0.5
Gambling (Non-Hotel)	0.5
Cable/Satellite TV	0.5
Insurance-Life/Health	0.5
Distribution/Wholesale	0.5
Human Resources	0.4
Transport-Truck	0.4
Transport-Marine	0.4
Oil Refining & Marketing	0.4
Finance-Investment Banker/Broker	0.4
Diagnostic Equipment	0.4
Telecommunication Equipment	0.4
Retail-Restaurants	0.4
Medical Products	0.4
Real Estate Operations & Development	0.4
Electronic Measurement Instruments	0.4
Agricultural Operations	0.4
Finance-Credit Card	0.4
Insurance-Property/Casualty	0.4
Tobacco	0.4
Diversified Manufacturing Operations	0.4
Building & Construction Products-Misc.	0.3
Containers-Paper/Plastic	0.3
Semiconductor Components-Integrated Circuits	0.3
Retail-Auto Parts	0.3
Multimedia	0.3
Broadcast Services/Program	0.3
Gas-Distribution	0.3
Medical-HMO	0.3
Medical Labs & Testing Services	0.3
Networking Products	0.3
Food-Misc./Diversified	0.3
Medical Instruments	0.3
Power Converter/Supply Equipment	0.3
Retail-Apparel/Shoe	0.2
Instruments-Controls	0.2
Agricultural Chemicals	0.2
Machinery-Electrical	0.2
Medical Information Systems	0.2
Food-Meat Products	0.2
Decision Support Software	0.2
Casino Hotels	0.2
Entertainment Software	0.2
Machinery-Farming	0.2
Diversified Operations	0.2
Beverages-Non-alcoholic	0.2
Aerospace/Defense-Equipment	0.2
Pipelines	0.2
Metal-Copper	0.2
Venture Capital	0.2
Machinery-General Industrial	0.2
Gold Mining	0.2
Metal-Iron	0.2
Finance-Other Services	0.2
Transport-Rail	0.2
Internet Security	0.2
Real Estate Management/Services	0.2
Advertising Services	0.2
Brewery	0.2
Finance-Leasing Companies	0.2
Chemicals-Specialty	0.2
Electric Products-Misc.	0.2
Commercial Services	0.2
Consulting Services	0.1
Retail-Consumer Electronics	0.1
Containers-Metal/Glass	0.1
Advertising Agencies	0.1
Building Products-Wood	0.1
Apparel Manufacturers	0.1
Batteries/Battery Systems	0.1
Television	0.1
Communications Software	0.1
Machinery-Construction & Mining	0.1
Circuit Boards	0.1
Oil-Field Services	0.1
Building Products-Air & Heating	0.1
Metal Products-Distribution	0.1
Platinum	0.1
Forestry	0.1
Electronic Parts Distribution	0.1
Independent Power Producers	0.1
Electric-Transmission	0.1
Building Products-Doors & Windows	0.1
Diversified Minerals	0.1
Pharmacy Services	0.1
Retail-Hypermarkets	0.1

Petrochemicals	0.1
Food-Confectionery	0.1
Electric-Distribution	0.1
Finance-Auto Loans	0.1
Water	0.1
Soap & Cleaning Preparation	0.1
Insurance-Multi-line	0.1
Tools-Hand Held	0.1
Data Processing/Management	0.1
Paper & Related Products	0.1
Retail-Perfume & Cosmetics	0.1
Building-Residential/Commercial	0.1
Gas-Transportation	0.1
Beverages-Wine/Spirits	0.1
Retail-Drug Store	0.1
Textile-Apparel	0.1
Computer Software	0.1
Internet Content-Information/News	0.1
E-Commerce/Services	0.1
Finance-Consumer Loans	0.1
Machinery-Pumps	0.1
Publishing-Periodicals	0.1
Building Products-Cement	0.1
Casino Services	0.1
Electronic Connectors	0.1
Internet Infrastructure Software	0.1
Electronic Forms	0.1
Motorcycle/Motor Scooter	0.1
Filtration/Separation Products	0.1
Respiratory Products	0.1
Rental Auto/Equipment	0.1
Retail-Misc./Diversified	0.1
Water Treatment Systems	0.1
Retail-Jewelry	0.1

100.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$528,816	$—		$15,136	$543,952
Cayman Islands	2,353,247	433,772	#	—	2,787,019
Russia	—	—		82,465	82,465
Other Countries	145,305,701	3,220,512	**	—	148,526,213
Asset Backed Securities	—	5,357,278		—	5,357,278
Foreign Corporate Bonds & Notes	—	24,598,580		—	24,598,580
Foreign Government Obligations	—	14,963,717		—	14,963,717
U.S. Corporate Bonds & Notes	—	34,260,111		—	34,260,111
U.S. Government Agencies	—	7,171,042		—	7,171,042
U.S. Government Treasuries	—	4,648,377		—	4,648,377
Short-Term Investment Securities	11,474,185	—		—	11,474,185

Total Investments at Value	$159,661,949	$94,653,389		$97,601	$254,412,939

Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$647,791		$—	$647,791

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$392,447	$—		$—	$392,447
Forward Foreign Currency Contracts	—	391,840		—	391,840
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	91,069		—	91,069

Total Other Financial Instruments	$392,447	$482,909		$—	$875,356

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
#	Amount includes $429,223 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.

See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Principal Amount /Shares	Value (Note 1)
ASSET BACKED SECURITIES - 8.8%
Diversified Financial Services - 8.8%

ACC Auto Trust Series 2021-A, Class A 1.08% due 04/15/2027*	$267,855	$266,600
ACC Trust Series 2021-1, Class A 0.74% due 11/20/2023*	192,268	192,103
AMSR Trust Series 2020-SFR3, Class A 1.36% due 09/17/2037*	568,738	542,018
AMSR Trust Series 2021-SFR2, Class A 1.53% due 08/17/2038*	1,000,000	948,461
AMSR Trust VRS Series 2021-SFR1, Class A 1.95% due 06/17/2038*(1)	300,000	286,676
BANK Series 2021-BN35, Class A5 2.29% due 06/15/2064(2)	1,250,000	1,185,290
BANK Series 2020-BN26, Class A4 2.40% due 03/15/2063(2)	500,000	482,782
BBCMS Trust Series 2015-VFM, Class A1 2.47% due 03/10/2036*(2)	212,472	209,685
Citigroup Commercial Mtg. Trust Series 2020-GC46, Class A5 2.72% due 02/15/2053(2)	1,250,000	1,227,964
COMM Mtg. Trust VRS Series 2012-CR2, Class XA 1.61% due 08/15/2045(1)(2)(3)	697,653	94
COMM Mtg. Trust VRS Series 2020-CBM, Class A1 2.24% due 02/10/2037*(1)(2)	600,000	583,514
DT Auto Owner Trust Series 2021-3A, Class A 0.33% due 04/15/2025*	418,487	415,272
Eleven Madison Mtg. Trust VRS Series 2015-11MD, Class A 3.55% due 09/10/2035*(1)(2)	398,000	408,165
FirstKey Homes Trust Series 2021-SFR1, Class A 1.54% due 08/17/2038*	1,323,817	1,258,335
GS Mtg. Securities Corp. Trust Series 2017-GS7, Class A4 3.43% due 08/10/2050(2)	1,100,000	1,138,115
Progress Residential Trust Series 2021-SFR6, Class A 1.52% due 07/17/2038*	998,857	961,407
Progress Residential Trust Series 2021-SFR4, Class A 1.56% due 05/17/2038*	700,000	664,400
SLG Office Trust Series 2021-OVA, Class A 2.59% due 07/15/2041*(2)	1,000,000	967,981
Sofi Professional Loan Program Trust Series 2018-B, Class A2FX 3.34% due 08/25/2047*	395,847	399,439
UBS Commercial Mtg. Trust Series 2018-C14, Class A2 4.26% due 12/15/2051(2)	1,500,000	1,539,702
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(2)	217,000	216,847
US Auto Funding Series 2021-1A, Class A 0.79% due 07/15/2024*	681,642	678,233

Total Asset Backed Securities
(cost $15,306,179)		14,573,083

U.S. CORPORATE BONDS & NOTES - 4.2%
Airlines - 0.5%

American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	577,329	571,943
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class AA 3.35% due 04/15/2031	265,057	267,151

		839,094

Banks-Super Regional - 0.5%

Wells Fargo & Co. Senior Notes 2.16% due 02/11/2026	900,000	889,115

Diversified Banking Institutions - 0.2%

Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	400,000	412,311

Electric-Distribution - 0.6%

Entergy Louisiana LLC Collateral Trust Bonds 3.25% due 04/01/2028	1,000,000	1,023,574

Electric-Integrated - 0.1%

San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	226,566

Electronic Components-Semiconductors - 0.6%

NVIDIA Corp. Senior Notes 2.00% due 06/15/2031	1,000,000	940,088

Finance-Credit Card - 0.1%

American Express Co. Sub. Notes 3.63% due 12/05/2024	104,000	107,912

Medical-Biomedical/Gene - 0.1%

Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	144,000	149,093

Multimedia - 0.3%

Walt Disney Co. Company Guar. Notes 2.00% due 09/01/2029	500,000	477,168

Oil Companies-Integrated - 0.1%

Chevron USA, Inc. Company Guar. Notes 3.90% due 11/15/2024	116,000	122,045

Pharmacy Services - 0.1%

CVS Health Corp. Senior Notes 4.30% due 03/25/2028	171,000	184,747

Pipelines - 0.2%

Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026	127,000	132,691
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025#	137,000	138,377

		271,068

Real Estate Investment Trusts - 0.1%

Boston Properties LP Senior Notes 2.75% due 10/01/2026	240,000	240,681

Retail-Building Products - 0.3%

Home Depot, Inc. Senior Notes 0.90% due 03/15/2028	450,000	413,720

Telephone-Integrated - 0.3%

AT&T, Inc. Senior Notes 1.65% due 02/01/2028	580,000	547,318

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	89,902
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	20,771

		110,673

Total U.S. Corporate Bonds & Notes
(cost $7,115,583)		6,955,173

FOREIGN CORPORATE BONDS & NOTES - 0.1%
Diversified Banking Institutions - 0.1%

Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.76% due 09/13/2026# (cost $217,000)	217,000	218,173

U.S. GOVERNMENT AGENCIES - 40.1%
Federal Farm Credit Bank - 1.0%

3.33% due 04/28/2037	500,000	555,439
3.35% due 10/21/2025	1,000,000	1,053,264

		1,608,703

Federal Home Loan Mtg. Corp. - 8.8%

2.00% due 09/01/2051	1,719,254	1,650,646
2.50% due 05/01/2050	563,526	560,751
3.50% due 06/01/2033	607,716	626,818
4.50% due 09/01/2039	136,178	146,394
4.50% due 11/01/2039	87,338	94,984
4.50% due 02/01/2040	124,164	134,924
4.50% due 04/01/2040	13,396	14,564
4.50% due 06/01/2040	24,133	25,878
4.50% due 08/01/2040	142,112	154,484
4.50% due 03/01/2041	466,485	507,679
4.50% due 04/01/2041	81,170	88,246
4.50% due 06/01/2041	100,661	108,398
5.00% due 10/01/2034	18,964	20,473
5.50% due 12/01/2036	9,142	9,951
6.00% due 11/01/2033	43,666	49,728
6.50% due 02/01/2032	12,544	14,083
8.00% due 08/01/2030	80	88
8.00% due 06/01/2031	572	581
Federal Home Loan Mtg. Corp. FRS 2.05% (12 ML+1.80%) due 12/01/2035	2,610	2,608
Federal Home Loan Mtg. Corp. STRIPS Series 264, Class 30 3.00% due 07/15/2042(4)	327,895	331,970
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K130, Class A2 1.72% due 06/25/2031(2)	670,000	635,272
Series KJ14, Class A2 2.81% due 09/25/2024(2)	484,032	492,650
Federal Home Loan Mtg. Corp. REMIC
Series 4594, Class GN 2.50% due 02/15/2045(4)	463,771	468,069
Series 3981, Class PA 3.00% due 04/15/2031(4)	68,290	69,159
Series 4097, Class YK 3.00% due 08/15/2032(4)	1,750,000	1,818,219
Series 4150, Class IG 3.00% due 01/15/2033(3)(4)	1,592,563	122,052
Series 4838, Class CY 3.00% due 01/15/2038(4)	1,000,000	1,050,396
Series 4365, Class HZ 3.00% due 01/15/2040(4)	573,306	586,590
Series 4599, Class PA 3.00% due 09/15/2045(4)	735,181	746,934
Series 4057, Class WY 3.50% due 06/15/2027(4)	1,000,000	1,034,235
Series 3813, Class D 4.00% due 02/15/2026(4)	578,118	596,143
Series 3917, Class B 4.50% due 08/15/2026(4)	465,000	483,931
Series 3927, Class AY 4.50% due 09/15/2026(4)	1,494,968	1,556,121
Series 3786, Class PB 4.50% due 07/15/2040(4)	306,554	318,542
Federal Home Loan Mtg. Corp. REMIC FRS Series 4039, Class SA 6.31% (6.50%-1 ML) due 05/15/2042(3)(4)(5)	181,456	30,374

		14,551,935

Federal National Mtg. Assoc. - 24.8%

1.73% due 08/01/2031	650,000	616,106
2.04% due 06/01/2037	250,054	231,789
2.14% due 10/01/2029	1,000,000	995,573

2.50% due 07/01/2050	1,261,671	1,248,441
2.50% due 01/01/2052	2,788,386	2,771,542
2.55% due 09/01/2034	700,000	703,113
2.81% due 04/01/2025	800,000	821,766
2.94% due 01/01/2026	1,516,043	1,568,286
3.00% due 03/01/2043	777,752	799,681
3.00% due 02/01/2050	473,558	481,991
3.00% due 12/01/2051	994,743	1,018,762
3.30% due 02/01/2030	2,856,615	2,986,379
3.64% due 07/01/2028	1,465,761	1,581,503
3.69% due 05/01/2030	1,442,962	1,575,560
4.00% due 09/01/2040	42,879	45,981
4.00% due 10/01/2040	32,007	34,117
4.00% due 12/01/2040	54,148	58,066
4.00% due 01/01/2041	109,016	116,911
4.00% due 02/01/2041	552,886	592,808
4.00% due 03/01/2041	580,400	621,573
4.00% due 06/01/2042	541,401	568,767
4.00% due 03/01/2043	1,039,809	1,119,626
5.00% due 12/01/2036	3,836	4,139
5.50% due 12/01/2033	7,625	8,290
5.50% due 10/01/2034	6,666	7,234
6.50% due 07/01/2032	2,718	3,040
7.00% due 09/01/2031	6,620	6,980
Federal National Mtg. Assoc. FRS 1.69% (12 ML+1.32%) due 02/01/2035	592	591
1.75% (6 ML+1.50%) due 01/01/2036	2,776	2,829
2.37% (1 Yr USTYCR+2.25%) due 11/01/2034	2,545	2,545
Federal National Mtg. Assoc. STRIPS Series 384, Class 23 6.00% due 08/25/2037(3)(4)	90,900	17,914
Federal National Mtg. Assoc. VRS 2.64% due 12/01/2026(1)	1,840,281	1,887,591
Federal National Mtg. Assoc. Grantor Trust Series 2017-T1, Class A 2.90% due 06/25/2027	1,122,793	1,160,834
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO zero coupon due 05/18/2032(4)(6)	102,074	97,357
Series 2020-M8, Class A2 1.82% due 02/25/2030(2)	800,000	773,851
Series 2020-12, Class JC 2.00% due 03/25/2050(4)	992,139	977,527
Series 2013-23, Class KJ 2.25% due 05/25/2042(4)	862,492	859,093
Series 2012-93, Class ME 2.50% due 01/25/2042(4)	746,874	745,407
Series 2013-73, Class TD 2.50% due 09/25/2042(4)	313,288	313,429
Series 2019-M31, Class A2 2.85% due 04/25/2034(2)	1,000,000	999,150
Series 2013-100, Class DE 3.00% due 11/25/2030(4)	162,454	163,097
Series 2013-106, Class PY 3.00% due 10/25/2033(4)	2,900,000	2,983,931
Series 2016-30, Class PA 3.00% due 04/25/2045(4)	440,878	448,791
Series 2016-25, Class LA 3.00% due 07/25/2045(4)	327,828	334,387
Series 2016-33, Class JA 3.00% due 07/25/2045(4)	328,861	335,570
Series 2015-97, Class N 3.00% due 11/25/2045(4)	2,000,000	2,025,398
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	594,032	614,391
Series 2016-30, Class LY 3.50% due 05/25/2036(4)	800,000	868,754
Series 2010-117, Class DY 4.50% due 10/25/2025(4)	816,195	841,823
Series 2010-134, Class MB 4.50% due 12/25/2040(4)	250,000	283,023
Series 2007-116, Class PB 5.50% due 08/25/2035(4)	32,098	35,933
Federal National Mtg. Assoc. REMIC VRS
Series 2015-M13, Class A2 2.71% due 06/25/2025(1)(2)	438,761	449,801
Series 2016-M1, Class A2 2.94% due 01/25/2026(1)(2)	1,126,326	1,154,758
Series 2014-M13, Class A2 3.02% due 08/25/2024(1)(2)	859,448	877,358
Series 2018-M4, Class A2 3.06% due 03/25/2028(1)(2)	1,296,831	1,371,306

		41,214,463

Government National Mtg. Assoc. - 5.2%

2.50% due 03/20/2051	1,550,966	1,584,282
3.50% due 09/15/2048	838,470	898,143
3.50% due 10/15/2048	811,111	868,787
3.50% due 02/15/2049	948,847	1,016,419
3.50% due 08/20/2051	1,502,425	1,609,165
3.50% due 09/20/2051	694,883	744,342
4.50% due 03/15/2038	5,606	6,136
4.50% due 03/15/2039	2,475	2,742
4.50% due 05/15/2039	62,092	68,785
4.50% due 06/15/2039	42,069	46,468
4.50% due 07/15/2039	91,810	100,738
4.50% due 09/15/2039	1,464	1,625
4.50% due 12/15/2039	55,778	61,028
4.50% due 04/15/2040	52,797	58,553
4.50% due 06/15/2040	105,262	116,653
4.50% due 08/15/2040	17,729	19,609
5.00% due 09/15/2035	722	817
5.00% due 02/15/2036	27,141	30,719
5.00% due 05/15/2036	5,377	5,959
6.00% due 01/15/2032	4,508	4,926
7.50% due 02/15/2029	1,796	1,804
7.50% due 07/15/2030	100	102
7.50% due 01/15/2031	3,494	3,805
Government National Mtg. Assoc. REMIC
Series 2014-58, Class EP 4.00% due 04/20/2044(4)	432,000	477,820

Series 2004-18, Class Z 4.50% due 03/16/2034(4)	134,085	141,226
Series 2008-6, Class GL 4.50% due 02/20/2038(4)	491,195	501,950
Series 2005-21, Class Z 5.00% due 03/20/2035(4)	248,340	268,220

		8,640,823

Tennessee Valley Authority - 0.3%
0.75% due 05/15/2025	500,000	484,992

Total U.S. Government Agencies
(cost $66,094,930)		66,500,916

U.S. GOVERNMENT TREASURIES - 40.8%
United States Treasury Bonds - 11.1%

United States Treasury Bonds 1.88% due 02/15/2041	1,800,000	1,688,414
2.00% due 11/15/2041	800,000	764,000
2.00% due 02/15/2050	3,000,000	2,863,008
2.88% due 08/15/2045	1,000,000	1,100,352
3.00% due 02/15/2048	750,000	860,478
3.13% due 02/15/2043	1,000,000	1,135,859
3.75% due 08/15/2041	4,000,000	4,946,719
3.75% due 11/15/2043	1,000,000	1,246,445
3.88% due 08/15/2040	1,500,000	1,880,098
zero coupon due 08/15/2024 STRIPS	2,040,000	1,964,743

		18,450,116

United States Treasury Notes - 29.7%

United States Treasury Notes 0.38% due 07/15/2024	2,000,000	1,946,094
0.50% due 03/31/2025	8,000,000	7,728,125
0.63% due 03/31/2027	9,000,000	8,514,141
0.63% due 08/15/2030	1,000,000	906,250
0.75% due 04/30/2026	4,000,000	3,843,437
1.25% due 06/30/2028	1,500,000	1,449,668
1.63% due 05/15/2031	5,000,000	4,912,695
1.75% due 05/15/2023	6,000,000	6,040,781
2.00% due 06/30/2024	3,000,000	3,033,047
2.50% due 08/15/2023	3,000,000	3,052,852
2.75% due 02/15/2024	2,500,000	2,563,672
2.88% due 08/15/2028	5,000,000	5,322,070

		49,312,832

Total U.S. Government Treasuries
(cost $67,506,895)		67,762,948

FOREIGN GOVERNMENT OBLIGATIONS - 1.5%
Sovereign - 1.5%

Israel Government AID Government Guar. Notes zero coupon due 02/15/2024 (cost $2,534,053)	2,641,000	2,539,497

Total Long-Term Investment Securities
(cost $158,774,640)		158,549,790

SHORT-TERM INVESTMENT SECURITIES - 0.1%
Registered Investment Companies - 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio 0.06%(7)(8) (cost $194,105)	194,105	194,105

REPURCHASE AGREEMENTS - 5.7%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/28/2022, to be repurchased 03/01/2022 in the amount of $9,408,000 and collateralized by $7,588,000 of United States Treasury Inflation Index Notes, bearing interest at 0.63% due 01/15/2026 and having an approximate value of $9,596,259 (cost $9,408,000)	$9,408,000	9,408,000

TOTAL INVESTMENTS
(cost $168,376,745)	101.3%	168,151,895
Liabilities in excess of other assets	(1.3)	(2,207,632)

NET ASSETS	100.0%	$165,944,263

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2022, the aggregate value of these securities was $8,999,136 representing 5.4% of net assets.

#	The security or a portion thereof is out on loan.

(1)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(2)	Commercial Mortgage Backed Security

(3)	Interest Only

(4)	Collateralized Mortgage Obligation

(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 28, 2022.

(6)	Principal Only

(7)	The rate shown is the 7-day yield as of February 28, 2022.

(8)

At February 28, 2022, the Fund had loaned securities with a total value of $191,264. This was secured by collateral of $194,105, which was received in cash and subsequently invested in short-term investments currently valued at $194,105 as reported in the Portfolio of Investments.

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal Securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 28, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$14,573,083	$—	$14,573,083
U.S. Corporate Bonds & Notes	—	6,955,173	—	6,955,173
Foreign Corporate Bonds & Notes	—	218,173	—	218,173
U.S. Government Agencies	—	66,500,916	—	66,500,916
U.S. Government Treasuries	—	67,762,948	—	67,762,948
Foreign Government Obligations	—	2,539,497	—	2,539,497
Short-Term Investment Securities	194,105	—	—	194,105
Repurchase Agreements	—	9,408,000	—	9,408,000

Total Investments at Value	$194,105	$167,957,790	$—	$168,151,895

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares / Principal Amount	Value (Note 1)
COMMON STOCKS - 96.9%
Aerospace/Defense - 2.0%

TransDigm Group, Inc.†	39,886	$26,587,609

Aerospace/Defense-Equipment - 0.0%

L3Harris Technologies, Inc.	1,435	362,065

Agricultural Chemicals - 0.0%

CF Industries Holdings, Inc.	2,241	181,947

Apparel Manufacturers - 0.0%

Under Armour, Inc., Class A†	1,413	25,279
Under Armour, Inc., Class C†	1,610	25,164

		50,443

Applications Software - 16.3%

Intuit, Inc.	99,505	47,202,187
Microsoft Corp.	490,397	146,525,720
PTC, Inc.†	920	102,377
ServiceNow, Inc.†	48,473	28,110,462

		221,940,746

Athletic Footwear - 2.2%

NIKE, Inc., Class B	214,173	29,245,323

Auto-Cars/Light Trucks - 1.8%

Tesla, Inc.†	27,832	24,225,808

Auto/Truck Parts & Equipment-Original - 0.0%

Aptiv PLC†	1,931	249,949

Banks-Commercial - 0.1%

First Republic Bank	3,121	540,745
Regions Financial Corp.	7,470	180,699
Signature Bank	1,055	363,859
SVB Financial Group†	1,022	619,332
Zions Bancorp NA	1,307	92,653

		1,797,288

Banks-Super Regional - 0.0%

Comerica, Inc.	1,028	98,164

Beverages-Non-alcoholic - 0.1%

Monster Beverage Corp.†	3,402	287,129
PepsiCo, Inc.	10,111	1,655,575

		1,942,704

Building & Construction Products-Misc. - 0.0%

Fortune Brands Home & Security, Inc.	1,063	92,375

Building Products-Air & Heating - 0.0%

Johnson Controls International PLC	7,527	488,954

Building Products-Cement - 0.0%

Martin Marietta Materials, Inc.	631	239,401
Vulcan Materials Co.	1,109	201,228

		440,629

Building Products-Wood - 0.0%

Masco Corp.	2,039	114,266

Building-Maintenance & Services - 0.0%

Rollins, Inc.	1,733	56,548

Building-Residential/Commercial - 0.0%

D.R. Horton, Inc.	3,008	256,883
NVR, Inc.†	24	119,003

		375,886

Casino Services - 0.0%

Caesars Entertainment, Inc.†	2,381	200,456

Chemicals-Diversified - 0.0%

Celanese Corp.	815	113,513

Chemicals-Specialty - 0.0%

Albemarle Corp.	1,385	271,308

Coatings/Paint - 0.0%

Sherwin-Williams Co.	2,226	585,727

Commercial Services - 0.0%

Cintas Corp.	704	264,225
Quanta Services, Inc.	1,340	145,980

		410,205

Commercial Services-Finance - 2.8%

Automatic Data Processing, Inc.	3,889	795,067
Equifax, Inc.	2,124	463,754
MarketAxess Holdings, Inc.	318	121,295
Moody’s Corp.	1,859	598,654
PayPal Holdings, Inc.†	11,047	1,236,491
S&P Global, Inc.	94,157	35,374,749

		38,590,010

Computer Aided Design - 1.1%

ANSYS, Inc.†	942	305,387
Autodesk, Inc.†	2,450	539,564
Cadence Design Systems, Inc.†	86,587	13,111,869
Synopsys, Inc.†	1,779	555,742

		14,512,562

Computer Data Security - 0.1%

Fortinet, Inc.†	2,363	814,101

Computer Services - 0.2%

Accenture PLC, Class A	6,378	2,015,576
EPAM Systems, Inc.†	988	205,257

		2,220,833

Computer Software - 0.0%

Akamai Technologies, Inc.†	1,189	128,721

Computers - 6.5%

Apple, Inc.	536,338	88,560,131
HP, Inc.	10,034	344,768

		88,904,899

Computers-Memory Devices - 0.0%

NetApp, Inc.	2,764	216,642
Seagate Technology Holdings PLC	2,604	268,629

		485,271

Consulting Services - 0.1%

Gartner, Inc.†	1,432	401,561
Verisk Analytics, Inc.	1,431	253,774

		655,335

Containers-Paper/Plastic - 0.0%

Sealed Air Corp.	1,418	95,190

Cosmetics & Toiletries - 0.1%

Estee Lauder Cos., Inc., Class A	2,380	705,265

Data Processing/Management - 0.0%

Broadridge Financial Solutions, Inc.	894	130,712
Paychex, Inc.	2,962	352,655

		483,367

Decision Support Software - 0.1%

MSCI, Inc.	1,435	719,925

Diagnostic Equipment - 1.9%

Danaher Corp.	75,760	20,789,302
PerkinElmer, Inc.	2,198	394,783
Thermo Fisher Scientific, Inc.	6,861	3,732,384
Waters Corp.†	787	249,266

		25,165,735

Diagnostic Kits - 0.1%

Hologic, Inc.†	3,266	232,441
IDEXX Laboratories, Inc.†	1,019	542,465

		774,906

Distribution/Wholesale - 1.5%

Copart, Inc.†	159,094	19,549,471
Fastenal Co.	4,807	247,368
LKQ Corp.	2,008	94,275
Pool Corp.	698	320,089

		20,211,203

Diversified Banking Institutions - 0.7%

Bank of America Corp.	55,175	2,438,735
Goldman Sachs Group, Inc.	5,910	2,017,024
JPMorgan Chase & Co.	23,670	3,356,406
Morgan Stanley	12,247	1,111,293

		8,923,458

Diversified Manufacturing Operations - 0.0%

A.O. Smith Corp.	1,160	79,553
Illinois Tool Works, Inc.	2,038	440,901

		520,454

Drug Delivery Systems - 0.1%

DexCom, Inc.†	1,688	698,680

E-Commerce/Products - 11.4%

Amazon.com, Inc.†	43,445	133,430,891
eBay, Inc.	8,393	458,174
Etsy, Inc.†	138,176	21,402,080

		155,291,145

E-Commerce/Services - 1.6%

Match Group, Inc.†	198,670	22,149,718

E-Services/Consulting - 0.0%

CDW Corp.	1,394	240,409

Electronic Components-Misc. - 0.0%

Garmin, Ltd.	1,349	148,984

Electronic Components-Semiconductors - 5.7%

Advanced Micro Devices, Inc.†	28,463	3,510,627
Broadcom, Inc.	4,085	2,399,692
Marvell Technology, Inc.	380,100	25,972,233
Microchip Technology, Inc.	4,637	326,120
Monolithic Power Systems, Inc.	754	345,860
NVIDIA Corp.	179,127	43,680,119
Qorvo, Inc.†	940	128,573
Skyworks Solutions, Inc.	1,352	186,806
Texas Instruments, Inc.	7,879	1,339,351

		77,889,381

Electronic Connectors - 0.0%

Amphenol Corp., Class A	5,518	419,423

Electronic Forms - 1.2%

Adobe, Inc.†	35,365	16,539,503

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.	3,162	412,199
Keysight Technologies, Inc.†	2,406	378,632
Trimble, Inc.†	2,448	170,748

		961,579

Energy-Alternate Sources - 0.1%

Enphase Energy, Inc.†	2,349	391,578
SolarEdge Technologies, Inc.†	686	219,122

		610,700

Engineering/R&D Services - 0.0%

Jacobs Engineering Group, Inc.	999	122,877

Enterprise Software/Service - 0.4%

Ceridian HCM Holding, Inc.†	973	70,941
Oracle Corp.	28,083	2,133,466
Paycom Software, Inc.†	628	213,024
salesforce.com, Inc.†	10,399	2,189,301
Tyler Technologies, Inc.†	443	189,719

		4,796,451

Entertainment Software - 0.0%

Take-Two Interactive Software, Inc.†	1,244	201,528

Finance-Consumer Loans - 0.0%

Synchrony Financial	5,432	232,381

Finance-Credit Card - 4.2%
American Express Co.	4,807	935,154
Capital One Financial Corp.	3,557	545,181
Discover Financial Services	5,103	629,914
Mastercard, Inc., Class A	7,099	2,561,461
Visa, Inc., Class A	240,582	51,994,582

		56,666,292

Finance-Investment Banker/Broker - 0.1%

Charles Schwab Corp.	17,800	1,503,388

Finance-Other Services - 0.1%

Cboe Global Markets, Inc.	1,076	126,204
Intercontinental Exchange, Inc.	5,592	716,447
Nasdaq, Inc.	1,589	271,957

		1,114,608

Food-Confectionery - 0.0%

Hershey Co.	1,138	230,172

Gambling (Non-Hotel) - 1.5%

Evolution AB*	173,949	20,215,374

Home Decoration Products - 0.0%

Newell Brands, Inc.	3,493	82,959

Hotels/Motels - 0.0%

Hilton Worldwide Holdings, Inc.†	1,990	296,231

Human Resources - 0.0%

Robert Half International, Inc.	1,319	158,662

Independent Power Producers - 0.0%

NRG Energy, Inc.	4,264	161,350

Industrial Automated/Robotic - 0.0%

Rockwell Automation, Inc.	1,050	279,909

Industrial Gases - 1.2%

Linde PLC	56,608	16,599,730

Instruments-Controls - 0.0%

Mettler-Toledo International, Inc.†	252	355,002

Insurance Brokers - 0.1%

Aon PLC, Class A	2,302	672,506
Arthur J. Gallagher & Co.	1,588	251,206
Brown & Brown, Inc.	2,816	190,390
Marsh & McLennan Cos., Inc.	5,363	833,464

		1,947,566

Insurance-Multi-line - 0.0%

Cincinnati Financial Corp.	1,226	150,541

Internet Content-Entertainment - 4.5%

Meta Platforms, Inc., Class A†	98,994	20,890,704
Netflix, Inc.†	32,675	12,890,941
Snap, Inc., Class A†	667,464	26,658,512
Twitter, Inc.†	6,683	237,581

		60,677,738

Internet Infrastructure Software - 0.0%

F5, Inc.†	556	111,673

Investment Management/Advisor Services - 0.2%

Ameriprise Financial, Inc.	1,189	356,450
BlackRock, Inc.	1,292	961,106
Franklin Resources, Inc.	2,202	65,466
Raymond James Financial, Inc.	1,902	208,554
T. Rowe Price Group, Inc.	2,739	395,950

		1,987,526

Machinery-Farming - 0.1%

Deere & Co.	2,260	813,645

Machinery-General Industrial - 1.4%

Chart Industries, Inc.†	125,697	18,150,647
IDEX Corp.	542	104,010
Nordson Corp.	565	127,967
Otis Worldwide Corp.	2,958	231,700

		18,614,324

Machinery-Pumps - 0.0%

Dover Corp.	1,153	180,859
Xylem, Inc.	1,287	114,479

		295,338

Medical Instruments - 0.2%

Bio-Techne Corp.	684	286,877
Edwards Lifesciences Corp.†	6,848	769,510
Intuitive Surgical, Inc.†	4,289	1,245,225

		2,301,612

Medical Labs & Testing Services - 2.1%

Catalent, Inc.†	1,788	182,447
Charles River Laboratories International, Inc.†	879	255,930
IQVIA Holdings, Inc.†	2,429	558,961
Laboratory Corp. of America Holdings†	883	239,523
Lonza Group AG	39,116	27,186,281
Quest Diagnostics, Inc.	982	128,907

		28,552,049

Medical Products - 1.8%

Abbott Laboratories	16,319	1,968,398
ABIOMED, Inc.†	436	135,483
Align Technology, Inc.†	39,884	20,399,070
STERIS PLC	731	175,440
Stryker Corp.	2,397	631,250
West Pharmaceutical Services, Inc.	1,289	498,946

		23,808,587

Medical-Biomedical/Gene - 0.3%

Amgen, Inc.	4,021	910,676
Bio-Rad Laboratories, Inc., Class A†	207	129,573
Illumina, Inc.†	1,333	435,358
Incyte Corp.†	1,406	96,030
Moderna, Inc.†	6,142	943,411
Regeneron Pharmaceuticals, Inc.†	1,841	1,138,401
Vertex Pharmaceuticals, Inc.†	2,656	610,933

		4,264,382

Medical-Drugs - 2.2%

AbbVie, Inc.	16,623	2,456,381
Eli Lilly & Co.	13,825	3,455,559
Pfizer, Inc.	52,774	2,477,211
Zoetis, Inc.	107,546	20,826,283

		29,215,434

Medical-HMO - 0.2%

UnitedHealth Group, Inc.	6,888	3,277,793

Medical-Hospitals - 0.1%

HCA Healthcare, Inc.	2,418	605,250

Metal-Copper - 0.0%

Freeport-McMoRan, Inc.	11,249	528,141

Multimedia - 0.0%

FactSet Research Systems, Inc.	381	154,720

Networking Products - 0.2%

Arista Networks, Inc.†	3,906	479,383
Cisco Systems, Inc.	33,046	1,842,976

		2,322,359

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc.	1,604	192,929
Waste Management, Inc.	3,417	493,415

		686,344

Office Automation & Equipment - 1.3%

Zebra Technologies Corp., Class A†	41,105	16,990,341

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	734	129,331

Oil Companies-Exploration & Production - 1.6%

APA Corp.	3,479	123,957
Devon Energy Corp.	10,962	652,787
Diamondback Energy, Inc.	2,966	409,605
EOG Resources, Inc.	4,686	538,515
Hess Corp.	3,407	344,311
Occidental Petroleum Corp.	6,334	276,986
Pioneer Natural Resources Co.	78,844	18,891,022

		21,237,183

Pipelines - 0.0%

ONEOK, Inc.	3,338	217,971

Power Converter/Supply Equipment - 0.0%

Generac Holdings, Inc.†	1,098	346,386

Private Equity - 0.8%

KKR & Co., Inc., Class A	172,373	10,363,065

Real Estate Investment Trusts - 0.5%

American Tower Corp.	4,044	917,462
AvalonBay Communities, Inc.	1,022	243,839
Crown Castle International Corp.	3,386	564,074
Duke Realty Corp.	4,311	228,483
Equinix, Inc.	722	512,425
Essex Property Trust, Inc.	498	157,951
Extra Space Storage, Inc.	2,331	438,578
Federal Realty Investment Trust	512	60,201
Iron Mountain, Inc.	3,076	151,278
Mid-America Apartment Communities, Inc.	1,243	254,330
Prologis, Inc.	7,852	1,145,214
Public Storage	1,567	556,316
SBA Communications Corp.	1,061	321,897
Simon Property Group, Inc.	3,433	472,243
UDR, Inc.	2,783	152,703
Weyerhaeuser Co.	5,477	212,946

		6,389,940

Real Estate Management/Services - 0.0%

CBRE Group, Inc., Class A†	2,913	282,124

Rental Auto/Equipment - 0.0%

United Rentals, Inc.†	755	242,823

Respiratory Products - 0.0%

ResMed, Inc.	1,472	363,216

Retail-Auto Parts - 0.1%

Advance Auto Parts, Inc.	526	107,556
AutoZone, Inc.†	365	680,137
O’Reilly Automotive, Inc.†	1,173	761,559

		1,549,252

Retail-Automobile - 0.0%

CarMax, Inc.†	1,496	163,558

Retail-Building Products - 0.5%

Home Depot, Inc.	13,966	4,410,882
Lowe’s Cos., Inc.	12,056	2,665,099

		7,075,981

Retail-Discount - 0.2%

Costco Wholesale Corp.	3,924	2,037,537
Target Corp.	4,674	933,725

		2,971,262

Retail-Gardening Products - 0.0%

Tractor Supply Co.	1,982	403,912

Retail-Misc./Diversified - 0.0%

Bath & Body Works, Inc.	2,992	159,683

Retail-Perfume & Cosmetics - 0.0%

Ulta Beauty, Inc.†	531	198,859

Retail-Restaurants - 2.3%

Chipotle Mexican Grill, Inc.†	18,295	27,869,688
Domino’s Pizza, Inc.	424	183,257
McDonald’s Corp.	5,855	1,433,128
Starbucks Corp.	10,478	961,776
Yum! Brands, Inc.	2,398	293,947

		30,741,796

Semiconductor Components-Integrated Circuits - 0.3%

NXP Semiconductors NV	2,916	554,390
QUALCOMM, Inc.	19,502	3,354,149

		3,908,539

Semiconductor Equipment - 2.5%

Applied Materials, Inc.	15,722	2,109,892
ASML Holding NV	43,918	29,271,786
KLA Corp.	2,641	920,389
Lam Research Corp.	2,452	1,376,430
Teradyne, Inc.	2,838	334,657

		34,013,154

Steel-Producers - 0.0%

Nucor Corp.	2,687	353,663

Textile-Apparel - 1.7%

LVMH Moet Hennessy Louis Vuitton SE	31,557	23,349,424

Theaters - 0.0%

Live Nation Entertainment, Inc.†	1,011	122,149

Transport-Rail - 0.1%

Union Pacific Corp.	4,590	1,128,910

Transport-Services - 0.1%

Expeditors International of Washington, Inc.	2,950	304,912
United Parcel Service, Inc., Class B	5,459	1,148,683

		1,453,595

Transport-Truck - 0.1%

JB Hunt Transport Services, Inc.	863	175,128
Old Dominion Freight Line, Inc.	1,622	509,357

		684,485

Water Treatment Systems - 0.0%

Pentair PLC	1,671	96,768

Web Hosting/Design - 0.0%

VeriSign, Inc.†	791	169,053

Web Portals/ISP - 5.9%

Alphabet, Inc., Class A†	24,791	66,963,962
Alphabet, Inc., Class C†	4,869	13,135,685

		80,099,647

Wireless Equipment - 0.0%

Motorola Solutions, Inc.	1,735	382,446

Total Common Stocks (cost $1,020,867,652)		1,317,613,122

CONVERTIBLE PREFERRED SECURITIES - 0.6%

ByteDance, Ltd., Series E-1†(2)(3) (cost $5,436,961)	49,619	8,077,040

EXCHANGE-TRADED FUNDS - 1.1%

iShares S&P 500 Growth ETF#	103,900	7,610,675
SPDR Portfolio S&P 500 Growth ETF#	111,364	7,064,932

Total Exchange-Traded Funds (cost $16,263,605)		14,675,607

Total Long-Term Investment Securities (cost $1,042,568,218)		1,340,365,769

SHORT-TERM INVESTMENT SECURITIES - 0.9%
Registered Investment Companies - 0.9%

State Street Navigator Securities Lending Government Money Market Portfolio 0.06%(1)(4)	11,900,489	11,900,489

U.S. Government Treasuries - 0.0%

United States Treasury Bills 0.14% due 11/03/2022(5)	$100,000	99,514

Total Short-Term Investment Securities (cost $12,000,392)		12,000,003

REPURCHASE AGREEMENTS - 2.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/28/2022, to be repurchased 03/01/2022 in the amount of $29,385,000 and collateralized by $23,700,200 of United States Treasury Inflation Indexed Notes, bearing interest at 0.68% due 01/15/2026 and having an approximate value of $29,972,754 (cost $29,385,000)	29,385,000	29,385,000

TOTAL INVESTMENTS (cost $1,083,953,610)	101.6%	1,381,750,772

Liabilities in excess of other assets	(1.6)	(21,985,364)

NET ASSETS	100.0%	$1,359,765,408

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2022, the aggregate value of these securities was $20,215,374 representing 1.5% of net assets.

#	The security or a portion thereof is out on loan.
(1)

At February 28, 2022, the Fund had loaned securities with a total value of $11,661,002. This was secured by collateral of $11,900,489, which was received in cash and subsequently invested in short-term investments currently valued at $11,900,489 as reported in the Portfolio of Investments.

(2)	Securities classified as Level 3 (see Note 1).
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2022, the Fund held the following restricted securities:

Restricted Table

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ByteDance, Ltd., Series E-1	12/10/2020	49,619	$5,436,961	$8,077,040	$162.78	0.59%

(4)	The rate shown is the 7-day yield as of February 28, 2022.
(5)	The security or a portion thereof was pledge as collateral to cover margin requirements for open futures contracts.

ETF - Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

4	Long	S&P 500 E-Mini Index	March 2022	$931,777	$873,600	$(58,177)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,317,613,122	$—	$—	$1,317,613,122
Convertible Preferred Securities	—	—	8,077,040	8,077,040
Exchange-Traded Funds	14,675,607	—	—	14,675,607
Short-Term Investment Securities:
Registered Investment Companies	11,900,489	—	—	11,900,489
U.S Government Treasuries	—	99,514	—	99,514
Repurchase Agreements	—	29,385,000	—	29,385,000

Total Investments at Value	$1,344,189,218	$29,484,514	$8,077,040	$1,381,750,772

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$58,177	$—	$—	$58,177

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.

See Notes to Portfolio of Investments

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares/ Principal Amount(10)	Value (Note 1)
U.S. CONVERTIBLE BONDS & NOTES - 2.0%
Airlines - 0.4%

JetBlue Airways Corp. Senior Notes 0.50% due 04/01/2026*	$2,249,000	$2,159,040

Internet Gambling - 0.2%

DraftKings, Inc. Senior Notes zero coupon due 03/15/2028*	1,578,000	1,189,023

Machinery-General Industrial - 0.1%

Middleby Corp. Senior Notes 1.00% due 09/01/2025	366,000	537,791

Medical Instruments - 0.3%

NuVasive, Inc. Senior Notes 0.38% due 03/15/2025	1,960,000	1,838,725

Oil Companies-Exploration & Production - 0.3%

Pioneer Natural Resources Co. Senior Notes 0.25% due 05/15/2025	700,000	1,600,166

Patient Monitoring Equipment - 0.2%

Insulet Corp. Senior Notes 0.38% due 09/01/2026	1,176,000	1,562,904

Real Estate Investment Trusts - 0.3%

Pebblebrook Hotel Trust Senior Notes 1.75% due 12/15/2026	1,450,000	1,607,325

Retail-Restaurants - 0.2%

Shake Shack, Inc. Senior Notes zero coupon due 03/01/2028*	1,375,000	1,134,375

Total U.S. CONVERTIBLE BONDS & NOTES
(cost $11,480,139)		11,629,349

U.S. CORPORATE BONDS & NOTES - 74.2%
Aerospace/Defense-Equipment - 1.3%

TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027	2,330,000	2,312,525
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	4,210,000	4,339,920
TransDigm, Inc. Senior Sec. Notes 8.00% due 12/15/2025*	845,000	882,366

		7,534,811

Applications Software - 1.2%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	1,620,000	1,660,500
PTC, Inc. Company Guar. Notes 3.63% due 02/15/2025*	355,000	354,482
PTC, Inc. Company Guar. Notes 4.00% due 02/15/2028*	390,000	380,250
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	4,215,000	4,330,912

		6,726,144

Auto-Cars/Light Trucks - 3.0%

Ford Motor Co. Senior Notes 3.25% due 02/12/2032	615,000	580,025
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	555,000	567,268
Ford Motor Credit Co. LLC Senior Notes 3.09% due 01/09/2023	1,885,000	1,896,875
Ford Motor Credit Co. LLC Senior Notes 3.35% due 11/01/2022	1,015,000	1,017,538
Ford Motor Credit Co. LLC Senior Notes 3.37% due 11/17/2023	2,165,000	2,174,742
Ford Motor Credit Co. LLC Senior Notes 4.06% due 11/01/2024	1,514,000	1,536,328
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	775,000	783,719
Ford Motor Credit Co. LLC Senior Notes 4.54% due 08/01/2026	3,440,000	3,543,200
Ford Motor Credit Co. LLC Senior Notes 5.13% due 06/16/2025	3,065,000	3,183,769
Ford Motor Credit Co. LLC Senior Notes 5.58% due 03/18/2024	1,901,000	1,983,922

		17,267,386

Auto/Truck Parts & Equipment-Original - 0.2%

Meritor, Inc. Company Guar. Notes 4.50% due 12/15/2028*	1,367,000	1,397,758

Building & Construction Products-Misc. - 0.8%

Builders FirstSource, Inc. Company Guar. Notes 5.00% due 03/01/2030*	2,345,000	2,378,756
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	1,350,000	1,278,153
Victors Merger Corp. Senior Notes 6.38% due 05/15/2029*#	1,170,000	1,013,097

		4,670,006

Building-Mobile Home/Manufactured Housing - 0.4%

Williams Scotsman International, Inc. Senior Sec. Notes 4.63% due 08/15/2028*	2,559,000	2,523,814

Building-Residential/Commercial - 3.0%

Ashton Woods USA LLC/Ashton Woods Finance Co. Senior Notes 4.63% due 08/01/2029*	1,315,000	1,249,250
Ashton Woods USA LLC/Ashton Woods Finance Co. Senior Notes 4.63% due 04/01/2030*	1,220,000	1,149,850
Ashton Woods USA LLC/Ashton Woods Finance Co. Senior Notes 6.63% due 01/15/2028*	2,000,000	2,055,000
Century Communities, Inc. Company Guar. Notes 3.88% due 08/15/2029*	3,465,000	3,212,609
KB Home Company Guar. Notes 4.80% due 11/15/2029	755,000	754,434
M/I Homes, Inc. Company Guar. Notes 3.95% due 02/15/2030	1,910,000	1,737,431
M/I Homes, Inc. Company Guar. Notes 4.95% due 02/01/2028	1,145,000	1,119,238
STL Holding Co. LLC Senior Notes 7.50% due 02/15/2026*	1,840,000	1,886,000
Taylor Morrison Communities, Inc. Senior Notes 5.13% due 08/01/2030*	430,000	428,555
Taylor Morrison Communities, Inc. Company Guar. Notes 5.75% due 01/15/2028*	3,460,000	3,607,050

		17,199,417

Cable/Satellite TV - 3.6%

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	3,695,000	3,461,993
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 01/15/2034*	3,200,000	2,930,392
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	1,605,000	1,536,788
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 05/01/2032	1,240,000	1,175,681
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	1,900,000	1,920,235
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	825,000	822,938
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	2,345,000	2,370,631
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	1,800,000	1,815,750
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	2,275,000	2,275,000
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	990,000	1,002,563
Sirius XM Radio, Inc. Company Guar. Notes 3.13% due 09/01/2026*	1,325,000	1,264,984

		20,576,955

Casino Hotels - 0.9%

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	1,560,000	1,540,500
Wynn Las Vegas LLC Company Guar. Notes 5.50% due 03/01/2025*	2,560,000	2,596,314
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027*#	1,290,000	1,277,100

		5,413,914

Casino Services - 0.8%

Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	2,490,000	2,581,084
Caesars Entertainment, Inc. Senior Notes 8.13% due 07/01/2027*	1,590,000	1,709,250

		4,290,334

Cellular Telecom - 2.6%

Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	4,114,000	4,452,047
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	1,425,000	1,578,351
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	2,025,000	2,175,620
T-Mobile USA, Inc. Company Guar. Notes 2.25% due 02/15/2026	1,110,000	1,071,150
T-Mobile USA, Inc. Company Guar. Notes 2.25% due 02/15/2026*	2,255,000	2,176,075

T-Mobile USA, Inc. Company Guar. Notes 2.63% due 04/15/2026		3,825,000	3,737,599

			15,190,842

Commercial Services - 0.7%

Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 4.50% due 07/15/2029*		4,678,000	4,202,692

Computer Services - 0.8%

Presidio Holdings, Inc. Senior Sec. Notes 4.88% due 02/01/2027*		3,231,000	3,222,922
Presidio Holdings, Inc. Company Guar. Notes 8.25% due 02/01/2028*		1,340,000	1,372,696

			4,595,618

Containers-Metal/Glass - 1.4%

BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*		1,525,000	1,498,312
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*		3,090,000	3,148,061
Silgan Holdings, Inc. Company Guar. Notes 2.25% due 06/01/2028	EUR	3,400,000	3,571,849

			8,218,222

Containers-Paper/Plastic - 1.3%

Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*		1,835,000	1,880,141
Flex Acquisition Co., Inc. Senior Notes 6.88% due 01/15/2025*		3,020,000	3,026,584
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*		1,340,000	1,381,875
Graphic Packaging International LLC Company Guar. Notes 3.75% due 02/01/2030*		1,190,000	1,133,921

			7,422,521

Data Processing/Management - 0.5%

Dun & Bradstreet Corp. Company Guar. Notes 5.00% due 12/15/2029*		2,861,000	2,746,560

Diagnostic Equipment - 0.4%

Avantor Funding, Inc. Company Guar. Notes 4.63% due 07/15/2028*		2,505,000	2,542,575

Disposable Medical Products - 1.1%

Mozart Debt Merger Sub, Inc. Senior Sec. Notes 3.88% due 04/01/2029*		4,595,000	4,336,531
Mozart Debt Merger Sub, Inc. Senior Notes 5.25% due 10/01/2029*		2,079,000	1,985,445

			6,321,976

Distribution/Wholesale - 0.2%

ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*		1,225,000	1,197,438

E-Commerce/Services - 0.4%

Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 3.50% due 03/01/2029*		2,230,000	2,096,869

Electronic Parts Distribution - 0.6%

Imola Merger Corp. Senior Sec. Notes 4.75% due 05/15/2029*		3,785,000	3,670,693

Enterprise Software/Service - 0.4%

Open Text Holdings, Inc. Company Guar. Notes 4.13% due 02/15/2030*		1,525,000	1,460,188
Open Text Holdings, Inc. Company Guar. Notes 4.13% due 12/01/2031*		805,000	764,750

			2,224,938

Entertainment Software - 0.4%

ROBLOX Corp. Senior Notes 3.88% due 05/01/2030*		2,555,000	2,429,486

Finance-Auto Loans - 0.5%

Credit Acceptance Corp. Company Guar. Notes 5.13% due 12/31/2024*		1,470,000	1,490,212
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026		1,565,000	1,614,016

			3,104,228

Finance-Consumer Loans - 1.9%

OneMain Finance Corp. Company Guar. Notes 4.00% due 09/15/2030		1,525,000	1,389,656
SLM Corp. Senior Notes 3.13% due 11/02/2026		3,011,000	2,885,080
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029		4,135,000	4,159,231
Springleaf Finance Corp. Company Guar. Notes 6.13% due 03/15/2024		485,000	499,550
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025		1,505,000	1,605,978

Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	475,000	514,900

		11,054,395

Finance-Mortgage Loan/Banker - 3.5%

Enact Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	3,910,000	4,046,459
Home Point Capital, Inc. Company Guar. Notes 5.00% due 02/01/2026*	3,460,000	2,854,500
LD Holdings Group LLC Company Guar. Notes 6.13% due 04/01/2028*	1,605,000	1,431,291
LD Holdings Group LLC Company Guar. Notes 6.50% due 11/01/2025*	2,570,000	2,441,500
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 5.13% due 12/15/2030*	1,580,000	1,481,250
PennyMac Financial Services, Inc. Company Guar. Notes 4.25% due 02/15/2029*	1,360,000	1,217,200
PennyMac Financial Services, Inc. Company Guar. Notes 5.38% due 10/15/2025*	2,825,000	2,810,875
United Wholesale Mtg. LLC Senior Notes 5.50% due 04/15/2029*	3,915,000	3,582,225

		19,865,300

Financial Guarantee Insurance - 0.6%

MGIC Investment Corp. Senior Notes 5.25% due 08/15/2028	2,310,000	2,340,423
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	975,000	1,047,983

		3,388,406

Food-Misc./Diversified - 1.8%

B&G Foods, Inc. Company Guar. Notes 5.25% due 09/15/2027	3,140,000	3,130,863
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	2,875,000	2,871,263
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	2,974,000	2,985,152
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	1,440,000	1,454,400

		10,441,678

Food-Wholesale/Distribution - 0.6%

Performance Food Group, Inc. Company Guar. Notes 4.25% due 08/01/2029*	1,525,000	1,454,850
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	1,765,000	1,795,888

		3,250,738

Gambling (Non-Hotel) - 0.1%

Caesars Resort Collection LLC/CRC Finco, Inc. Senior Sec. Notes 5.75% due 07/01/2025*	640,000	656,278

Gas-Distribution - 0.7%

AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	751,000	764,143
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	5,000	5,100
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	2,904,000	2,958,377

		3,727,620

Golf - 0.7%

MajorDrive Holdings IV LLC Senior Notes 6.38% due 06/01/2029*	4,645,000	4,204,097

Hazardous Waste Disposal - 0.3%

Stericycle, Inc. Company Guar. Notes 5.38% due 07/15/2024*	1,925,000	1,967,856

Independent Power Producers - 0.4%

Clearway Energy Operating LLC Company Guar. Notes 3.75% due 02/15/2031*	1,005,000	934,997
Clearway Energy Operating LLC Company Guar. Notes 3.75% due 01/15/2032*	265,000	247,788
Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*	1,310,000	1,316,740

		2,499,525

Insurance Brokers - 0.2%

AssuredPartners, Inc. Senior Notes 5.63% due 01/15/2029*	1,015,000	934,150

Insurance-Multi-line - 1.0%

Acrisure LLC/Acrisure Finance, Inc. Senior Notes 7.00% due 11/15/2025*	4,130,000	4,088,700
Genworth Holdings, Inc. Company Guar. Notes 4.80% due 02/15/2024	260,000	266,939

Genworth Holdings, Inc. Company Guar. Notes 6.50% due 06/15/2034	1,120,000	1,111,175

		5,466,814

Interior Design/Architecture - 0.4%

Signal Parent, Inc. Senior Notes 6.13% due 04/01/2029*	2,842,000	2,365,965

Internet Content-Information/News - 0.6%

Arches Buyer, Inc. Senior Sec. Notes 4.25% due 06/01/2028*	2,085,000	1,974,495
Arches Buyer, Inc. Senior Notes 6.13% due 12/01/2028*	1,520,000	1,423,921

		3,398,416

Lasers-System/Components - 0.3%

II-VI, Inc. Company Guar. Notes 5.00% due 12/15/2029*	1,867,000	1,862,333

Machinery-General Industrial - 0.2%

Vertical US Newco, Inc. Senior Sec. Notes 5.25% due 07/15/2027*	1,195,000	1,183,050

Medical Information Systems - 0.2%

Minerva Merger Sub, Inc. Senior Notes 6.50% due 02/15/2030*	1,330,000	1,280,418

Medical Labs & Testing Services - 0.6%

Catalent Pharma Solutions, Inc. Company Guar. Notes 3.13% due 02/15/2029*	575,000	532,594
Catalent Pharma Solutions, Inc. Company Guar. Notes 3.50% due 04/01/2030*	615,000	572,503
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	545,000	557,263
IQVIA, Inc. Company Guar. Notes 5.00% due 05/15/2027*	1,840,000	1,876,800

		3,539,160

Medical-Drugs - 0.4%

Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	20,000	20,250
Prestige Brands, Inc. Company Guar. Notes 5.13% due 01/15/2028*	2,400,000	2,403,000

		2,423,250

Medical-Hospitals - 3.3%

CHS/Community Health Systems, Inc. Senior Sec. Notes 4.75% due 02/15/2031*	6,035,000	5,680,444
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.25% due 05/15/2030*	1,120,000	1,085,246
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	635,000	636,588
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	5,870,000	6,216,389
HCA, Inc. Company Guar. Notes 5.38% due 09/01/2026	3,520,000	3,787,502
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	105,000	116,342
HCA, Inc. Company Guar. Notes 5.88% due 02/01/2029	265,000	296,783
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	892,000	1,115,000

		18,934,294

Metal-Aluminum - 0.6%

Novelis Corp. Company Guar. Notes 3.25% due 11/15/2026*	1,035,000	981,956
Novelis Corp. Company Guar. Notes 3.88% due 08/15/2031*	1,070,000	985,737
Novelis Corp. Company Guar. Notes 4.75% due 01/30/2030*	1,230,000	1,203,580

		3,171,273

Office Automation & Equipment - 1.6%

CDW LLC/CDW Finance Corp. Company Guar. Notes 2.67% due 12/01/2026	2,545,000	2,488,374
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.13% due 05/01/2025	855,000	866,525
Xerox Corp. Senior Notes 4.38% due 03/15/2023	4,060,000	4,100,600
Xerox Holdings Corp. Company Guar. Notes 5.00% due 08/15/2025*	1,490,000	1,517,915

		8,973,414

Oil Companies-Exploration & Production - 5.8%

Apache Corp. Senior Notes 4.38% due 10/15/2028	2,775,000	2,809,687
Apache Corp. Senior Notes 4.63% due 11/15/2025	2,030,000	2,095,975
Apache Corp. Senior Notes 5.10% due 09/01/2040	1,087,000	1,087,109

Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044	1,050,000	1,051,900
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	990,000	1,095,960
EQT Corp. Senior Notes 3.13% due 05/15/2026*	925,000	909,788
EQT Corp. Senior Notes 3.90% due 10/01/2027	1,740,000	1,757,400
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	5,505,000	5,367,375
Occidental Petroleum Corp. Senior Notes 3.20% due 08/15/2026	1,720,000	1,719,484
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	2,205,000	2,205,000
Occidental Petroleum Corp. Senior Notes 4.20% due 03/15/2048	7,570,000	7,077,950
Occidental Petroleum Corp. Senior Notes 5.50% due 12/01/2025	1,380,000	1,483,086
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	545,000	619,938
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	288,000	325,440
Ovintiv Exploration, Inc. Company Guar. Notes 5.63% due 07/01/2024	1,320,000	1,412,300
Range Resources Corp. Company Guar. Notes 4.75% due 02/15/2030*#	794,000	777,128
Range Resources Corp. Company Guar. Notes 4.88% due 05/15/2025	597,000	604,665
Southwestern Energy Co. Company Guar. Notes 4.75% due 02/01/2032	1,005,000	999,392

		33,399,577

Pipelines - 6.2%

Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	2,401,000	2,316,965
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	945,000	932,006
Buckeye Partners LP Senior Notes 4.13% due 12/01/2027	765,000	722,543
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	960,000	912,000
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	1,379,000	1,398,637
DCP Midstream Operating LP Company Guar. Notes 5.38% due 07/15/2025	5,105,000	5,406,731
DT Midstream, Inc. Company Guar. Notes 4.13% due 06/15/2029*	3,123,000	3,021,502
EnLink Midstream LLC Company Guar. Notes 5.63% due 01/15/2028*	2,445,000	2,469,450
EQM Midstream Partners LP Senior Notes 4.50% due 01/15/2029*	1,415,000	1,321,256
EQM Midstream Partners LP Senior Notes 4.75% due 01/15/2031*	1,085,000	1,017,188
EQM Midstream Partners LP Senior Notes 6.00% due 07/01/2025*	1,225,000	1,249,500
EQM Midstream Partners LP Senior Notes 6.50% due 07/01/2027*	685,000	711,975
EQM Midstream Partners LP Senior Notes 6.50% due 07/15/2048	1,035,000	1,009,125
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027	2,265,000	2,400,900
Venture Global Calcasieu Pass LLC Senior Sec. Notes 3.88% due 08/15/2029*	1,700,000	1,664,215
Venture Global Calcasieu Pass LLC Senior Sec. Notes 4.13% due 08/15/2031*	1,335,000	1,321,650
Western Midstream Operating LP Senior Notes 3.60% due 02/01/2025	1,200,000	1,205,160
Western Midstream Operating LP Senior Notes 4.55% due 02/01/2030	4,725,000	4,859,946
Western Midstream Operating LP Senior Notes 5.75% due 02/01/2050	1,375,000	1,399,063

		35,339,812

Protection/Safety - 0.1%

APX Group, Inc. Senior Sec. Notes 6.75% due 02/15/2027*	540,000	554,515

Racetracks - 0.8%

Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	3,080,000	3,122,350

Speedway Motorsports LLC/Speedway Funding II, Inc. Senior Notes 4.88% due 11/01/2027*	1,558,000	1,526,840

		4,649,190

Real Estate Investment Trusts - 1.8%

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	3,095,000	3,013,756
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 5.25% due 10/01/2025*	310,000	310,775
Service Properties Trust Company Guar. Notes 7.50% due 09/15/2025#	3,875,000	4,069,719
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.50% due 02/15/2025*	250,000	250,585
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.75% due 02/15/2027*	165,000	163,762
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.13% due 08/15/2030*	188,000	186,590
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.25% due 12/01/2026*	1,295,000	1,307,950
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.63% due 12/01/2029*	1,085,000	1,106,700

		10,409,837

Rental Auto/Equipment - 1.3%

Herc Holdings, Inc. Company Guar. Notes 5.50% due 07/15/2027*	3,230,000	3,310,750
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	4,165,000	4,240,668

		7,551,418

Retail-Apparel/Shoe - 0.6%

Gap, Inc. Company Guar. Notes 3.63% due 10/01/2029*	1,760,000	1,590,600
Gap, Inc. Company Guar. Notes 3.88% due 10/01/2031*	1,760,000	1,567,764

		3,158,364

Retail-Arts & Crafts - 0.7%

Michaels Cos., Inc. Senior Sec. Notes 5.25% due 05/01/2028*	3,935,000	3,689,062
Michaels Cos., Inc. Senior Notes 7.88% due 05/01/2029*	444,000	388,500

		4,077,562

Retail-Building Products - 2.2%

Ambience Merger Sub, Inc. Senior Sec. Notes 4.88% due 07/15/2028*	385,000	356,125
Ambience Merger Sub, Inc. Company Guar. Notes 7.13% due 07/15/2029*	410,000	365,925
LBM Acquisition LLC Company Guar. Notes 6.25% due 01/15/2029*	6,367,000	5,905,392
Specialty Building Products Holdings LLC Senior Sec. Notes 6.38% due 09/30/2026*	4,200,000	4,232,130
SRS Distribution, Inc. Senior Sec. Notes 4.63% due 07/01/2028*	1,650,000	1,575,750

		12,435,322

Retail-Misc./Diversified - 0.7%

L Brands, Inc. Company Guar. Notes 5.25% due 02/01/2028	1,785,000	1,848,787
L Brands, Inc. Company Guar. Notes 6.63% due 10/01/2030*	2,045,000	2,213,794

		4,062,581

Retail-Office Supplies - 1.0%

Staples, Inc. Senior Sec. Notes 7.50% due 04/15/2026*	5,885,000	5,822,943

Retail-Pawn Shops - 0.5%

FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	2,605,000	2,458,469
FirstCash, Inc. Company Guar. Notes 5.63% due 01/01/2030*	275,000	273,075

		2,731,544

Retail-Pet Food & Supplies - 0.2%

PetSmart, Inc./PetSmart Finance Corp. Senior Sec. Notes 4.75% due 02/15/2028*	1,395,000	1,391,513

Retail-Regional Department Stores - 0.1%

Macy’s Retail Holdings LLC Company Guar. Notes 2.88% due 02/15/2023	31,000	30,965

Macy’s Retail Holdings LLC Company Guar. Notes 3.63% due 06/01/2024#		499,000	510,347

			541,312

Retail-Restaurants - 0.7%

Bloomin’ Brands, Inc./OSI Restaurant Partners LLC Company Guar. Notes 5.13% due 04/15/2029*		1,180,000	1,153,415
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*		1,830,000	1,875,750
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*		770,000	781,550

			3,810,715

Steel Pipe & Tube - 0.2%

Advanced Drainage Systems, Inc. Company Guar. Notes 5.00% due 09/30/2027*		1,195,000	1,203,915

Telecom Services - 1.7%

Embarq Corp. Senior Notes 8.00% due 06/01/2036		1,705,000	1,683,687
Frontier Communications Corp. Senior Sec. Notes 5.00% due 05/01/2028*		1,450,000	1,407,588
Frontier Communications Corp. Senior Sec. Notes 5.88% due 10/15/2027*		1,550,000	1,571,917
Frontier Communications Corp. Sec. Notes 6.75% due 05/01/2029*		2,570,000	2,494,943
Frontier Communications Holdings LLC Sec. Notes 5.88% due 11/01/2029		1,907,036	1,754,473
Frontier Communications Holdings LLC Sec. Notes 6.00% due 01/15/2030*		900,000	828,909

			9,741,517

Television - 0.6%

Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*		3,635,000	3,607,737

Theaters - 0.9%

Cinemark USA, Inc. Company Guar. Notes 5.25% due 07/15/2028*#		4,010,000	3,794,462
Cinemark USA, Inc. Company Guar. Notes 5.88% due 03/15/2026*#		1,105,000	1,088,425

			4,882,887

Toys - 0.4%

Mattel, Inc. Company Guar. Notes 3.38% due 04/01/2026*		920,000	913,652
Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*		1,035,000	1,097,100

			2,010,752

Transactional Software - 0.3%

Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*		1,680,000	1,591,800

Transport-Services - 0.2%

First Student Bidco, Inc./First Transit Parent, Inc. Senior Sec. Notes 4.00% due 07/31/2029*		1,485,000	1,403,314

Web Hosting/Design - 0.7%

Endurance Acquisition Merger Sub Senior Notes 6.00% due 02/15/2029*		4,675,000	3,810,125

Total U.S. Corporate Bonds & Notes
(cost $430,063,394)			426,341,879

FOREIGN CORPORATE BONDS & NOTES - 14.0%
Auto/Truck Parts & Equipment-Original - 0.9%

Adient Global Holdings, Ltd. Company Guar. Notes 3.50% due 08/15/2024	EUR	2,360,000	2,613,072
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*#		2,580,000	2,583,225

			5,196,297

Building-Residential/Commercial - 0.3%

Empire Communities Corp. Senior Notes 7.00% due 12/15/2025*		1,625,000	1,608,750

Cable/Satellite TV - 0.8%

UPC Broadband Finco BV Senior Sec. Notes 4.88% due 07/15/2031*		1,775,000	1,695,125
Virgin Media Secured Finance PLC Senior Sec. Notes 4.50% due 08/15/2030*		3,285,000	3,071,475

			4,766,600

Cellular Telecom - 0.8%

Altice France SA Senior Sec. Notes 5.50% due 01/15/2028*		525,000	490,875
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*		3,940,000	4,147,638

			4,638,513

Containers-Metal/Glass - 1.6%

ARD Finance SA Senior Sec. Notes 6.50% due 06/30/2027*(1)		2,910,000	2,786,558

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 4.13% due 08/15/2026*		1,325,000	1,281,938
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 5.25% due 04/30/2025*		1,115,000	1,124,756
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Notes 5.25% due 08/15/2027*		2,435,000	2,314,621
Trivium Packaging Finance BV Senior Sec. Notes 5.50% due 08/15/2026*		1,445,000	1,458,424

			8,966,297

Cruise Lines - 2.5%

Carnival Corp. Senior Notes 5.75% due 03/01/2027*		429,000	417,203
Carnival Corp. Company Guar. Notes 6.00% due 05/01/2029*		5,340,000	5,153,100
Carnival Corp. Senior Notes 7.63% due 03/01/2026*		480,000	493,435
Carnival Corp. Company Guar. Notes 7.63% due 03/01/2026*	EUR	360,000	420,389
NCL Corp., Ltd. Senior Sec. Notes 5.88% due 02/15/2027*		1,865,000	1,863,928
Royal Caribbean Cruises, Ltd. Senior Notes 5.38% due 07/15/2027*		840,000	825,182
Royal Caribbean Cruises, Ltd. Senior Notes 5.50% due 08/31/2026*		5,450,000	5,398,280

			14,571,517

Electronic Components-Misc. - 0.3%

Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		1,435,000	1,483,926

Enterprise Software/Service - 0.4%

Open Text Corp. Company Guar. Notes 3.88% due 02/15/2028*		1,790,000	1,728,138
Open Text Corp. Company Guar. Notes 3.88% due 12/01/2029*		565,000	533,233

			2,261,371

Finance-Consumer Loans - 0.6%

goeasy, Ltd. Company Guar. Notes 4.38% due 05/01/2026*		1,210,000	1,188,039
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*		2,300,000	2,311,500

			3,499,539

Medical-Biomedical/Gene - 0.2%

Grifols Escrow Issuer SA Senior Notes 4.75% due 10/15/2028*		935,000	881,238

Medical-Drugs - 2.4%

Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 01/30/2028*		4,180,000	3,500,750
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 02/15/2029*		6,425,000	5,188,188
Bausch Health Cos., Inc. Company Guar. Notes 7.00% due 01/15/2028*		2,480,000	2,268,332
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*		2,312,000	2,323,560
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.00% due 12/15/2025*		445,000	458,906

			13,739,736

Metal-Aluminum - 0.4%

Constellium NV Company Guar. Notes 5.88% due 02/15/2026*		1,899,000	1,922,737
Constellium SE Company Guar. Notes 3.75% due 04/15/2029*		415,000	381,547
Constellium SE Company Guar. Notes 5.63% due 06/15/2028*		250,000	251,745

			2,556,029

Retail-Restaurants - 1.5%

1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.50% due 02/15/2029*		3,620,000	3,411,850
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*		3,115,000	3,029,337
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.00% due 10/15/2030*		2,360,000	2,185,012

			8,626,199

Telecom Services - 1.3%

Iliad Holding SAS Senior Sec. Notes 6.50% due 10/15/2026*		1,010,000	1,004,950
Iliad Holding SAS Senior Sec. Notes 7.00% due 10/15/2028*		655,000	651,502
Kaixo Bondco Telecom SA Senior Notes 5.13% due 09/30/2029*	EUR	2,525,000	2,620,631
Lorca Telecom Bondco SA Senior Sec. Notes 4.00% due 09/18/2027*	EUR	3,255,000	3,490,104

			7,767,187

Total Foreign Corporate Bonds & Notes
(cost $84,049,353)			80,563,199

LOANS(2)(3)(4) - 4.0%
Auto/Truck Parts & Equipment-Original - 0.3%

Clarios Global LP FRS BTL-B 3.46% (1 ML+3.25%) due 04/30/2026		1,572,087	1,554,401

Computer Data Security - 0.6%

McAfee LLC FRS BTL-B coupon TBD due 02/26/2029		3,090,000	3,046,548

Data Processing/Management - 0.5%

Dun & Bradstreet Corp. FRS BTL 3.46% (1 ML+3.25%) due 02/06/2026		2,599,084	2,569,194

Educational Software - 0.4%

Ascend Learning LLC FRS BTL 4.00% (1 ML+3.50%) due 12/11/2028		2,450,000	2,416,313

Insurance Brokers - 0.5%

HUB International, Ltd. FRS BTL-B 2.94% (2 ML+2.75%) due 04/25/2025		4,275	4,220
HUB International, Ltd. FRS BTL-B 3.02% (3 ML+2.75%) due 04/25/2025		1,645,875	1,624,553
HUB International, Ltd. FRS BTL-B coupon TBD due 04/25/2025		800,000	789,636
Hub International, Ltd. FRS BTL-B 4.00% (3 ML+3.25%) due 04/25/2025		433,904	430,441

			2,848,850

Medical Information Systems - 0.5%

Athenahealth, Inc. FRS BTL-B coupon TBD due 02/15/2029		2,475,435	2,451,299
Athenahealth, Inc. FRS Delayed Draw coupon TBD due 02/15/2029		419,565	415,239

			2,866,538

Oil Companies-Exploration & Production - 0.1%

Southwestern Energy Co. FRS BTL 3.00% (SOFR+2.50%) due 06/22/2027		710,000	707,338

Rental Auto/Equipment - 0.3%

PECF USS Intermediate Holding III Corp FRS BTL-B coupon TBD due 12/15/2028		1,740,000	1,729,746

Retail-Building Products - 0.1%

SRS Distribution, Inc. FRS BTL 4.00% (SOFR+3.50%) due 06/02/2028		735,000	723,056

Theaters - 0.7%

Crown Finance US, Inc. FRS BTL 3.50% (6 ML+2.50%) due 02/28/2025		5,112,800	3,941,826
Crown Finance US, Inc. FRS BTL-B1 9.25% (6 ML+8.25%) due 05/23/2024		221,849	235,714

			4,177,540

Total Loans
(cost $23,330,260)			22,639,524

COMMON STOCKS - 0.3%
Coal - 0.0%

Foresight Energy LLC†(5)		3,805	57,074

Telecom Services - 0.3%

Frontier Communications Parent, Inc.†		59,553	1,640,685

Total Common Stocks
(cost $1,607,521)			1,697,759

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.7%
Diversified Banking Institutions - 0.7%

Credit Suisse Group AG 6.25% due 12/18/2024(6) (cost $3,509,046)	$3,610,000	3,695,737

ESCROWS AND LITIGATION TRUSTS - 0.0%

ION Media Networks, Inc†(7) (cost $0)	616	2,193

Total Long-Term Investment Securities
(cost $554,039,713)		546,569,640

SHORT-TERM INVESTMENT SECURITIES - 1.4%
Registered Investment Companies - 1.4%

State Street Navigator Securities Lending Government Money Market Portfolio 0.06%(8)(9) (cost $8,021,460)	8,021,460	8,021,460

REPURCHASE AGREEMENTS - 4.8%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/28/2022, to be repurchased 03/01/2022 in the amount of $27,675,000 and collateralized by $27,653,800 of United States Treasury Notes, bearing interest at 2.25% due 11/15/2025 and having an approximate value of $28,228,563 (cost $27,675,000)	$27,675,000	27,675,000

TOTAL INVESTMENTS
(cost $589,736,173)	101.4%	582,266,100
Liabilities in excess of other assets	(1.4)	(7,973,058)

NET ASSETS	100.0%	574,293,042

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2022, the aggregate value of these securities was $347,858,328 representing 60.6% of net assets.

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(3)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(4)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(5)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2022, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Foresight Energy LLC	08/25/2020	3,805	$2,584	$57,074	$15.00	0.01%

(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	Securities classified as Level 3 (see Note 1).
(8)	The rate shown is the 7-day yield as of February 28, 2022.
(9)

At February 28, 2022, the Fund had loaned securities with a total value of $7,892,398. This was secured by collateral of $8,021,460, which was received in cash and subsequently invested in short-term investments currently valued at $8,021,460 as reported in the Portfolio of Investments. Additional collateral of $10,271 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2022
United States Treasury Notes/Bonds	0.13% to 3.88%	04/15/2022 to 08/15/2049	$10,271

(10)	Denominated in United States dollars unless otherwise indicated.

BTL - Bank Term Loan

TBD - Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is available prior to the settlement.

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at February 28, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

EUR - Euro Currency

Index Legend

1 ML - 1  Month USD Libor

2 ML - 2 Month USD Libor

3 ML - 3 Month USD Libor

6 ML - 6 Month USD Libor

SOFR - Secured Overnight Financing Rate

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	EUR	12,313,000	USD	13,991,582	03/31/2022	$169,070	$—

EUR - Euro Currency

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Convertible Bonds & Notes	$—	$11,629,349	$—	$11,629,349
U.S. Corporate Bonds & Notes	—	426,341,879	—	426,341,879
Foreign Corporate Bonds & Notes	—	80,563,199	—	80,563,199
Loans	—	22,639,524	—	22,639,524
Common Stocks:
Coal	—	57,074	—	57,074
Other Industries	1,640,685	—	—	1,640,685
Preferred Securities/Capital Securities	—	3,695,737	—	3,695,737
Escrows and Litigation Trusts	—	—	2,193	2,193
Short-Term Investment Securities	8,021,460	—	—	8,021,460
Repurchase Agreements	—	27,675,000	—	27,675,000

Total Investments at Value	$9,662,145	$572,601,762	$2,193	$582,266,100

Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$169,070	$—	$169,070

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.

See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Principal Amount(12)	Value (Note 1)
ASSET BACKED SECURITIES - 6.7%
Diversified Financial Services - 6.7%

510 Asset Backed Trust Series 2021-NPL1, Class A1 2.24% due 06/25/2061*(6)	$1,603,530	$1,554,634
Ajax Mtg. Loan Trust Series 2021-C, Class A 2.12% due 01/25/2061*(6)	491,317	478,299
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(1)(2)	567,363	555,359
Arbor Realty Collateralized Loan Obligation, Ltd. FRS Series 2021-FL2, Class A 1.29% (1 ML+1.10%) due 05/15/2036*	305,000	303,509
Avant Loans Funding Trust Series 2021-REV1, Class A 1.21% due 07/15/2030*	665,000	652,493
Bain Capital Credit CLO, Ltd. FRS Series 2017-2A, Class AR2 1.44% (3 ML+1.18%) due 07/25/2034*(3)	1,940,000	1,937,441
BANK VRS Series 2020-BN29, Class XA 1.35% due 11/15/2053(2)(4)(5)	11,000,724	1,036,424
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.52% due 01/15/2054(2)(4)(5)	3,891,087	428,593
BlueMountain CLO XXXI, Ltd. FRS Series 2021-31A, Class A1 1.40% (3 ML+1.15%) due 04/19/2034*(3)	2,370,000	2,358,565
BRAVO Residential Funding Trust VRS Series 2021-NQM1, Class A1 0.94% due 02/25/2049*(1)(2)	424,091	416,879
Buckhorn Park CLO, Ltd. FRS Series 2019-1A, Class AR 1.36% (3 ML+1.12%) due 07/18/2034*(3)	2,430,000	2,420,443
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class A 1.26% (1 ML+1.07%) due 12/15/2037*(4)	750,000	744,356
COLT Funding LLC VRS Series 2021-1, Class A1 0.91% due 06/25/2066*(1)(2)	868,621	840,991
Credit Acceptance Auto Loan Trust Series 2021-3A, Class A 1.00% due 05/15/2030*	540,000	527,181
Credit Suisse Mtg. Capital Certs. VRS Series 2021-NQM4, Class A1 1.10% due 05/25/2066*(1)(2)	1,309,722	1,278,162
CSMC Trust VRS Series 2021-RPL4, Class A1 1.80% due 12/27/2060*(1)(2)	492,680	480,595
CSMC Trust VRS Series 2021-RPL2, Class M3 3.45% due 01/25/2060*(1)(2)	376,575	345,366
Deephaven Residential Mtg. Trust VRS Series 2021-2, Class A1 0.90% due 04/25/2066*(1)(2)	399,966	387,161
Ellington Financial Mtg. Trust VRS Series 2021-2, Class A1 0.93% due 06/25/2066*(1)(2)	340,260	330,210
GCAT Trust VRS Series 2021-NQM3, Class A1 1.09% due 05/25/2066*(1)(2)	1,054,257	1,023,182
Harriman Park CLO, Ltd. FRS Series 2020-1A, Class A1R 1.37% (3 ML + 1.12%) due 04/20/2034*(3)	2,515,000	2,502,920
Legacy Mtg. Asset Trust Series 2021-GS2, Class A1 1.75% due 04/25/2061*(1)(6)	498,032	486,185
Legacy Mtg. Asset Trust Series 2021-GS3, Class A1 1.75% due 07/25/2061*(1)(6)	634,886	618,532
Madison Park Funding XXXVIII, Ltd. FRS Series 2021-38A, Class A 1.36% (3 ML + 1.12%) due 07/17/2034*(3)	1,935,000	1,916,250
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.54% due 03/20/2026*	770,000	761,969
MFRA Trust VRS Series 2021-NQM1, Class A1 1.15% due 04/25/2065*(1)(2)	600,696	595,825
Nassau LLC FRS Series 2021-IA, Class A1 1.49% (3 ML+1.25%) due 08/26/2034*(3)	2,010,000	1,999,940
Navient Private Education Refi Loan Trust Series 2021-EA, Class A 0.97% due 12/16/2069*	621,420	599,057
New Residential Mtg. Loan Trust VRS Series 2021-NQ2R, Class A1 0.94% due 10/25/2058*(1)(2)	471,898	465,483
NMLT Trust VRS Series 2021-INV1, Class A1 1.19% due 05/25/2056*(1)(2)	1,487,980	1,433,832
OZLM XVIII, Ltd. FRS Series 2018-18A, Class A 1.26% (3 ML+1.02%) due 04/15/2031*(3)	1,365,000	1,357,669
Preston Ridge Partners Mtg. Series 2020-6, Class A1 2.36% due 11/25/2025*(1)(6)	317,037	312,417
Pretium Mtg. Credit Partners I LLC Series 2021-NPL2, Class A1 1.99% due 06/27/2060*(6)	916,310	892,693
Pretium Mtg. Credit Partners LLC Series 2021-NPL3, Class A1 1.87% due 07/25/2051*(6)	702,912	687,789

Pretium Mtg. Credit Partners LLC Series 2021-RN1, Class A1 1.99% due 02/25/2061*(6)	1,768,366	1,716,942
PRPM LLC Series 2021-5, Class A1 1.79% due 06/25/2026*(1)(6)	909,223	878,340
PRPM LLC Series 2021-3, Class A1 1.87% due 04/25/2026*(1)(6)	721,200	700,233
PRPM LLC Series 2021-4, Class A1 1.87% due 04/25/2026*(1)(6)	953,568	923,825
PRPM LLC VRS Series 2021-9, Class A1 2.36% due 10/25/2026*(1)(2)	1,823,490	1,774,792
RCO VII Mortgage LLC Series 2021-1, Class A1 1.87% due 05/26/2026*(1)(6)	667,330	655,431
RR 1 LLC FRS Series 2017-1A, Class A1AB 1.39% (3 ML + 1.15%) due 07/15/2035*(3)	1,980,000	1,962,794
RR 16, Ltd. FRS Series 2021-16A, Class A1 1.35% (3 ML + 1.11%) due 07/15/2036*(3)	1,710,000	1,698,815
SG Residential Mtg. Trust VRS Series 2021-1, Class A1 1.16% due 07/25/2061*(1)(2)	1,281,822	1,243,674
Sound Point CLO XXIX, Ltd. FRS Series 2021-1A, Class A 1.33% (3 ML+1.07%) due 04/25/2034*(3)	1,960,000	1,947,432
Starwood Mtg. Residential Trust VRS Series 2021-2, Class A1 0.94% due 05/25/2065*(1)(2)	363,796	358,832
Tesla Auto Lease Trust Series 2019-A, Class E 5.48% due 05/22/2023*	820,000	832,409
Toorak Mtg. Corp. Series 2021-1, Class A1 2.24% due 06/25/2024*(1)(6)	970,000	955,270
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(1)(2)	1,862,653	1,843,837
Tricolor Auto Securitization Trust Series 2021-1A, Class B 1.00% due 06/17/2024*	710,000	705,538
VCAT LLC Series 2021-NPL3, Class A1 1.74% due 05/25/2051*(6)	891,596	871,576
VCAT LLC(7) Series 2021-NPL2, Class A1 2.12% due 03/27/2051*(6)	233,812	229,386
Venture 37 CLO, Ltd. FRS Series 2019-37A, Class A1R 1.39% (3 ML+1.15%) due 07/15/2032*(3)	2,040,000	2,035,596
Venture XIII CLO, Ltd. FRS Series 2021-43A, Class A1 1.48% (3 ML+1.24%) due 04/15/2034*(3)	760,000	755,955
Verus Securitization Trust VRS Series 2021-2, Class A1 1.03% due 02/25/2066*(1)(2)	493,981	483,057
VOLT XCIV LLC(7) Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(6)	979,780	962,430
Wellfleet CLO X, Ltd. FRS Series 2019-XA, Class A1R 1.42% (3 ML+1.17%) due 07/20/2032*(3)	1,530,000	1,515,939
Wendy’s Funding LLC Series 2021-1A, Class A2I 2.37% due 06/15/2051*	1,726,325	1,643,738
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	780,000	764,639
Wingstop Funding LLC Series 2020-1A, Class A2 2.84% due 12/05/2050*	313,425	306,338

Total Asset Backed Securities
(cost $61,616,974)		60,497,222

U.S. CORPORATE BONDS & NOTES - 2.9%
Apparel Manufacturers - 0.2%

William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	1,340,000	1,365,125

Building & Construction Products-Misc. - 0.1%

Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	1,360,000	1,287,621

Computer Services - 0.2%

Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	1,830,000	1,791,259

Consulting Services - 0.1%

Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	1,355,000	1,307,575

Decision Support Software - 0.2%

MSCI, Inc. Company Guar. Notes 3.88% due 02/15/2031*	1,585,000	1,577,836

Electronic Components-Semiconductors - 0.2%

Broadcom, Inc. Company Guar. Notes 2.45% due 02/15/2031*	1,800,000	1,661,951

Finance-Leasing Companies - 0.1%

BOC Aviation USA Corp. Company Guar. Notes 1.63% due 04/29/2024*	1,185,000	1,165,188

Food-Meat Products - 0.2%

NBM US Holdings, Inc. Company Guar. Notes 7.00% due 05/14/2026	1,595,000	1,648,448

Funeral Services & Related Items - 0.1%

Service Corp. International Senior Notes 3.38% due 08/15/2030	1,360,000	1,249,989

Internet Security - 0.1%

NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	760,000	761,520

Office Automation & Equipment - 0.1%

CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	1,386,000	1,291,239

Oil Companies-Exploration & Production - 0.4%

Apache Corp. Senior Notes 4.25% due 01/15/2030#	1,800,000	1,813,500
Hess Corp. Senior Notes 7.88% due 10/01/2029	1,325,000	1,700,614

		3,514,114

Oil Companies-Integrated - 0.3%

BP Capital Markets America, Inc. Company Guar. Notes 3.00% due 02/24/2050	3,161,000	2,694,014

Pipelines - 0.2%

Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029	580,000	590,762
Energy Transfer LP Senior Notes 5.80% due 06/15/2038	1,159,000	1,284,008

		1,874,770

Retail-Pawn Shops - 0.1%

FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	1,345,000	1,269,344

Transactional Software - 0.1%

Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	772,000	731,470

Trucking/Leasing - 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	1,398,000	1,422,158

Total U.S. Corporate Bonds & Notes
(cost $27,953,774)		26,613,621

FOREIGN CORPORATE BONDS & NOTES - 0.4%
Energy-Alternate Sources - 0.0%

FS Luxembourg Sarl Senior Sec. Notes 10.00% due 12/15/2025*	400,000	414,504

Networking Products - 0.1%

Nokia Oyj Senior Notes 4.38% due 06/12/2027	855,000	885,182

Oil Companies-Integrated - 0.3%

Petrobras Global Finance BV Company Guar. Notes 5.60% due 01/03/2031	1,490,000	1,489,240
Petroleos Mexicanos Company Guar. Notes 5.95% due 01/28/2031	880,000	824,032

		2,313,272

Total Foreign Corporate Bonds & Notes
(cost $3,883,551)		3,612,958

U.S. GOVERNMENT AGENCIES - 0.1%
Federal Home Loan Mtg. Corp. - 0.1%

Federal Home Loan Mtg. Corp. REMIC FRS
Series 3925, Class FL 0.64% (1 ML+0.45%) due 01/15/2041(1)	259,664	260,797
Series 4001, Class FM 0.69% (1 ML+0.50%) due 02/15/2042(1)	186,221	188,753
Series 3355, Class BF 0.89% (1 ML+0.70%) due 08/15/2037(1)	219,702	225,442

		674,992

Federal National Mtg. Assoc. - 0.0%

Federal National Mtg. Assoc. REMIC FRS Series 2012-93, Class BF 0.59% (1 ML+0.40%) due 09/25/2042(1)	259,610	261,441

Government National Mtg. Assoc. - 0.0%

Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 0.68% (1 ML+0.55%) due 02/16/2040(1)	181,174	183,008

Total U.S. Government Agencies
(cost $1,108,273)		1,119,441

U.S. GOVERNMENT TREASURIES - 53.5%
United States Treasury Bonds - 16.1%

United States Treasury Bonds TIPS(7) 0.13% due 02/15/2051	4,866,559	5,162,037
0.25% due 02/15/2050	39,973,660	43,541,101
0.63% due 02/15/2043	7,087,179	8,207,101
0.75% due 02/15/2042	7,196,289	8,504,645
0.75% due 02/15/2045	30,233,143	35,954,214

0.88% due 02/15/2047		9,902,839	12,257,600
1.00% due 02/15/2046		10,482,412	13,182,861
1.38% due 02/15/2044		5,125,460	6,816,328
2.13% due 02/15/2040		3,095,472	4,486,339
2.13% due 02/15/2041		5,308,327	7,737,715

			145,849,941

United States Treasury Notes - 37.4%

United States Treasury Notes TIPS(7)
0.13% due 04/15/2026		37,848,115	40,405,819
0.13% due 07/15/2026		24,610,592	26,443,248
0.13% due 01/15/2030		12,677,184	13,762,338
0.13% due 07/15/2030		50,009,904	54,591,540
0.13% due 07/15/2031		21,207,843	23,253,792
0.13% due 01/15/2032		33,191,808	36,341,789
0.25% due 07/15/2029		10,898,300	11,944,423
0.50% due 01/15/2028		12,606,935	13,857,451
0.63% due 01/15/2026		14,840,881	16,137,719
0.75% due 07/15/2028		22,189,189	24,938,857
0.88% due 01/15/2029(11)		67,572,156	76,739,269

			338,416,245

Total U.S. Government Treasuries
(cost $469,835,763)			484,266,186

FOREIGN GOVERNMENT OBLIGATIONS - 31.3%
Regional Authority - 4.7%

Province of Ontario, Canada Bonds 2.00% due 12/01/2036(7)	CAD	47,696,380	42,166,196

Sovereign - 26.6%

Commonwealth of Australia Senior Notes 0.80% due 11/21/2027(7)	AUD	22,963,500	17,998,013
Commonwealth of Australia Senior Notes 3.82% due 09/20/2025(7)	AUD	15,701,366	13,195,812
Government of Canada Bonds 2.00% due 12/01/2041(7)	CAD	24,271,213	25,189,939
Government of Canada Bonds 4.00% due 12/01/2031(7)	CAD	26,789,790	30,010,102
Government of Canada Bonds 4.25% due 12/01/2026(7)	CAD	30,826,172	30,433,543
Government of New Zealand Notes 2.27% due 09/20/2025(7)	NZD	47,350,900	34,393,909
Government of Romania Senior Notes 4.63% due 04/03/2049(7)	EUR	1,850,000	1,962,818
Kingdom of Spain Senior Notes 1.00% due 11/30/2030*(7)	EUR	10,958,800	14,608,326
Republic of Italy Bonds 0.40% due 04/11/2024*(7)	EUR	7,630,875	9,007,879
Republic of Italy Senior Notes 0.55% due 05/21/2026*(7)	EUR	35,337,660	41,909,738
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2024(7)	GBP	7,205,220	10,617,887
United Kingdom Gilt Treasury Bonds 1.25% due 11/22/2032(7)	GBP	5,704,140	11,598,208

			240,926,174

Total Foreign Government Obligations (cost $270,255,676)			283,092,370

LOANS(8)(9)(10) - 2.4%
Advanced Materials - 0.0%

CeramTec AcquiCo GmbH FRS BTL-B1 2.50% (3 ME+2.50%) due 03/07/2025(15)	EUR	200,000	223,129

Advertising Services - 0.0%

ABG Intermediate Holdings 2 LLC FRS BTL-B3 TBD due 12/08/2028(17)		19,104	18,913

Aerospace/Defense-Equipment - 0.0%

TransDigm, Inc. FRS BTL-E 2.46% (1 ML+2.25%) due 05/30/2025		246,851	242,470

Airlines - 0.0%

United Airlines, Inc. FRS BTL-B 4.50% (3 ML+3.75%) due 04/21/2028		99,250	98,588

Airport Development/Maintenance - 0.0%

Brown Group Holding LLC FRS BTL-B 3.00% (3 ML+2.50%) due 06/07/2028		199,465	196,847

Alternative Waste Technology - 0.0%

Covanta Holding Corp. FRS BTL-B 3.00% (1 ML+2.50%) due 11/30/2028		93,031	92,178
Covanta Holding Corp. FRS BTL-C 3.00% (1 ML+2.50%) due 11/30/2028		6,969	6,905

			99,083

Apparel Manufacturers - 0.0%

ABG Intermediate Holdings 2 LLC FRS BTL-B TBD due 12/08/2028		121,791	120,573
ABG Intermediate Holdings 2 LLC FRS BTL-B1 TBD due 12/21/2028		19,104	18,914

			139,487

Auto/Truck Parts & Equipment-Original - 0.1%

Clarios Global LP FRS BTL-B 3.46% (1 ML+3.25%) due 04/30/2026	213,436	211,035
First Brands Group LLC FRS BTL 6.00% (3 ML+5.00%) due 03/30/2027	114,375	113,517

		324,552

Auto/Truck Parts & Equipment-Replacement - 0.0%

Adient US LLC FRS BTL-B 3.46% (1 ML+3.25%) due 04/10/2028	99,500	98,967

Broadcast Services/Program - 0.0%

Nexstar Broadcasting, Inc. FRS BTL-B4 2.61% (1 ML+2.50%) due 09/18/2026	224,527	223,012

Building & Construction Products-Misc. - 0.1%

CP Atlas Buyer, Inc. FRS BTL-B 4.25% (3 ML+3.75%) due 11/23/2027	109,182	107,021
Standard Industries, Inc. FRS BTL-B 3.00% (3 ML+2.50%) due 09/22/2028	80,031	79,711
Zurn LLC FRS BTL-B 2.75% (1 ML+2.25%) due 10/04/2028	110,000	109,622

		296,354

Building Products-Air & Heating - 0.0%

Ingersoll-Rand Services Co. FRS BTL-B 1.96% (1 ML+1.75%) due 03/01/2027	246,859	243,156

Building Products-Cement - 0.0%

Quikrete Holdings, Inc. FRS 1st Lein 2.71% (1 ML+2.50%) due 02/01/2027	246,851	241,953

Building Products-Doors & Windows - 0.1%

Chamberlain Group, Inc. FRS BTL-B 4.00% (1 ML+3.50%) due 11/03/2028	100,000	99,000
Cornerstone Building Brands, Inc. FRS BTL-B 3.75% (1 ML+3.25%) due 04/12/2028	296,227	289,562

		388,562

Building-Heavy Construction - 0.0%

Brand Industrial Services, Inc. FRS BTL 5.25% (3 ML+4.25%) due 06/21/2024	197,416	188,162

Building-Residential/Commercial - 0.0%

Installed Building Products, Inc. FRS BTL-B 2.75% (1 ML+2.25%) due 12/14/2028	100,000	99,531

Cable/Satellite TV - 0.1%

Charter Communications Operating LLC FRS BTL-B2 1.96% (1 ML+1.75%) due 02/01/2027	197,475	194,315
UPC Financing Partnership FRS BTL 3.19% (1 ML+3.00%) due 01/31/2029	240,000	236,663

		430,978

Casino Hotels - 0.1%

Boyd Gaming Corp. FRS BTL-B 2.37% (3 ML+2.25%) due 09/15/2023	245,853	245,205
Caesars Resort Collection LLC FRS BTL-B 2.96% (1 ML+2.75%) due 12/23/2024	370,180	366,099

		611,304

Chemicals-Specialty - 0.1%

Diamod BC BV FRS BTL-B 3.50% (1 ML+3.00%) due 09/29/2028	250,000	245,937
Starfruit US HoldCo. LLC FRS BTL-B 3.21% (1 ML+3.00%) due 10/01/2025	194,669	192,090
Tronox Finance LLC FRS BTL-B 2.46% (1 ML+2.25%) due 03/10/2028	33,011	32,532
Tronox Finance LLC FRS BTL-B 2.47% (3 ML+2.25%) due 03/10/2028	162,883	160,521

		631,080

Commercial Services - 0.0%

WW International, Inc. FRS BTL-B 4.00% (1 ML+3.50%) due 04/13/2028	94,500	83,987

Commercial Services-Finance - 0.1%

Trans Union LLC FRS BTL-B6 2.50% (1 ML+2.00%) due 12/01/2028	209,032	206,583
WEX, Inc. FRS BTL 2.46% (1 ML+2.25%) due 03/31/2028	213,388	210,034

		416,617

Computer Data Security - 0.0%

McAfee LLC FRS BTL-B TBD due 03/01/2029	130,000	128,172

Computer Services - 0.0%

Peraton Corp. FRS BTL-B 4.50% (1 ML+3.75%) due 02/01/2028	109,175	108,606

Consulting Services - 0.0%

AlixPartners LLP FRS BTL-B 3.25% (1 ML+2.75%) due 02/04/2028	208,425	206,015

Containers-Paper/Plastic - 0.1%

Flex Acquisition Co., Inc. FRS BTL 4.00% (3 ML+3.50%) due 03/02/2028	292,825	291,224
Proampac PG Borrower LLC FRS BTL 4.50% (3 ML+3.75%) due 11/03/2025	347,379	345,121

		636,345

Cosmetics & Toiletries - 0.0%

Sunshine Luxembourg VII SARL FRS BTL-B3 4.50% (3 ML+3.75%) due 10/01/2026	198,000	197,470

Cruise Lines - 0.0%

Carnival Corp. FRS BTL-B 4.00% (6 ML+3.25%) due 10/18/2028	210,000	207,375

Data Processing/Management - 0.1%

CCC Intelligent Solutions, Inc. FRS BTL-B 3.00% (3 ML+2.50%) due 09/21/2028	100,000	98,917
Dun & Bradstreet Corp. FRS BTL 3.46% (1 ML+3.25%) due 02/06/2026	469,815	464,412

		563,329

Diagnostic Equipment - 0.1%

Avantor, Inc. FRS BTL-B5 2.75% (1 ML+2.25%) due 11/08/2027	451,593	447,642

Disposable Medical Products - 0.0%

Medline Industries, Inc. FRS BTL-B 3.75% (1 ML+3.25%) due 10/23/2028	190,000	187,886

Distribution/Wholesale - 0.1%

American Builders & Contractors Supply Co., Inc. FRS BTL 2.21% (1 ML+2.00%) due 01/15/2027	246,843	243,646
Core & Main LP FRS BTL-B 2.71% (1 ML+2.50%) due 07/27/2028	246,832	243,129
KPAE Finance Sub, Inc. FRS BTL-B 4.25% (3 ML+3.50%) due 10/28/2027	114,138	113,281
Univar Solutions USA, Inc. FRS BTL-B6 2.21% (1 ML+2.00%) due 06/03/2028	223,875	222,103

		822,159

Electric-Integrated - 0.0%

Exgen Renewables IV LLC FRS BTL 3.50% (3 ML+2.50%) due 12/15/2027	122,187	121,607

Enterprise Software/Service - 0.1%

E2open LLC FRS BTL-B 4.00% (3 ML+3.50%) due 02/04/2028	243,164	240,884
Hyland Software, Inc. FRS BTL 4.25% (1 ML+3.50%) due 07/01/2024	246,811	245,500
Solera LLC FRS BTL-B 4.50% (3 ML+4.00%) due 06/02/2028	119,700	118,870
Ultimate Software Group, Inc. FRS 1st Lien 3.96% (1 ML+3.75%) due 05/04/2026	246,843	244,772

		850,026

Finance-Credit Card - 0.1%

Blackhawk Network Holdings, Inc. FRS 1st Lien 3.21% (1 ML+3.00%) due 06/15/2025	246,803	242,252
FleetCor Technologies Operating Co., LLC FRS BTL-B4 1.96% (1 ML+1.75%) due 04/28/2028	199,250	195,763

		438,015

Finance-Investment Banker/Broker - 0.0%

Deerfield Dakota Holding LLC FRS BTL 4.75% (1 ML+3.75%) due 04/09/2027	98,747	98,253

Finance-Leasing Companies - 0.0%

Setanta Aircraft Leasing DAC FRS BTL-B 2.14% (3 ML+2.00%) due 11/05/2028	110,000	109,175

Food-Baking - 0.0%

Hostess Brands, LLC FRS BTL 3.00% (1 ML+2.25%) due 08/03/2025	67,839	66,938
Hostess Brands, LLC FRS BTL 3.00% (3 ML+2.25%) due 08/03/2025	179,004	176,627

		243,565

Food-Catering - 0.0%

Aramark Services, Inc. FRS BTL-B1 1.96% (1 ML+1.75%) due 03/11/2025	250,000	245,234

Food-Flour & Grain - 0.1%

CHG PPC Parent LLC FRS BTL 3.50% (1 ML+3.00%) due 12/08/2028	300,000	291,000

Food-Misc./Diversified - 0.0%

Froneri US, Inc. FRS BTL 2.46% (1 ML+2.25%) due 01/29/2027	246,867	241,347

Food-Wholesale/Distribution - 0.0%

US Foods, Inc. FRS BTL-B 2.51% (3 ML+2.00%) due 09/13/2026	147,605	144,431
US Foods, Inc. FRS BTL-B 3.26% (3 ML+2.75%) due 11/22/2028	120,000	118,605

		263,036

Footwear & Related Apparel - 0.1%

Crocs, Inc. FRS BTL-B TBD due 02/17/2029	360,000	355,693

Gambling (Non-Hotel) - 0.0%

Scientific Games International, Inc. FRS BTL-B5 2.96% (1 ML+2.75%) due 08/14/2024	246,795	245,056

Hazardous Waste Disposal - 0.0%

Clean Harbors, Inc. FRS BTL-B 2.21% (1 ML+2.00%) due 10/08/2028	120,000	119,650

Insurance Brokers - 0.1%

Alliant Holdings Intermediate LLC FRS BTL-B1 3.46% (1 ML+3.25%) due 05/09/2025	246,803	243,889
HUB International, Ltd. FRS BTL-B 2.94% (2 ML+2.75%) due 04/25/2025	639	631
HUB International, Ltd. FRS BTL-B 3.02% (3 ML+2.75%) due 04/25/2025	246,164	242,975
USI, Inc. FRS BTL 3.22% (3 ML+3.00%) due 05/16/2024	370,168	366,466

		853,961

Insurance-Multi-line - 0.0%

Acrisure LLC FRS BTL-B 3.72% (3 ML+3.50%) due 02/15/2027	246,859	242,642

Insurance-Property/Casualty - 0.1%

Asurion LLC FRS BTL-B6 3.33% (1 ML+3.13%) due 11/03/2023	163,734	162,506
Asurion LLC FRS BTL-B7 3.21% (1 ML+3.00%) due 11/03/2024	148,082	146,009
Sedgwick Claims Management Services, Inc. FRS BTL 3.46% (1 ML+3.25%) due 12/31/2025	246,819	243,549

		552,064

Internet Content-Information/News - 0.0%

MH Sub I LLC FRS BTL 4.75% (1 ML+3.75%) due 09/13/2024	236,993	235,215

Internet Security - 0.1%

Proofpoint, Inc. FRS 1st Lien 3.76% (3 ML+3.25%) due 08/31/2028	100,000	98,861
Symantec Corp. FRS BTL-B TBD due 01/28/2029	250,000	246,875

		345,736

Lasers-System/Components - 0.0%

II-VI, Inc. FRS BTL-B TBD due 12/01/2028	130,000	128,619

Leisure Products - 0.0%

Hayward Industries, Inc. FRS BTL 3.00% (1 ML+2.50%) due 05/30/2028	114,425	113,209

Machinery-General Industrial - 0.0%

Vertical US Newco, Inc. FRS BTL-B 4.00% (6 ML+3.50%) due 07/30/2027	246,891	244,863

Medical Information Systems - 0.0%

Zelis Payments Buyer, Inc. FRS BTL 3.61% (1 ML+3.50%) due 09/30/2026	148,190	146,245

Medical Labs & Testing Services - 0.0%

ICON Luxembourg SARL FRS BTL 2.75% (3 ML+2.25%) due 07/03/2028	72,596	71,749

Medical Products - 0.0%

Agiliti Health, Inc. FRS BTL 3.50% (1 ML+2.75%) due 01/04/2026	91,429	90,743

Medical-Drugs - 0.1%

Bausch Health Americas, Inc. FRS BTL 3.21% (1 ML+3.00%) due 06/02/2025	242,011	239,440
Bausch Health Cos., Inc. FRS BTL-B TBD due 01/27/2027	120,000	118,650
Indigo Merger Sub, Inc. FRS BTL 2.75% (3 ML+2.25%) due 07/03/2028	18,087	17,876
Jazz Financing Lux SARL FRS BTL 4.00% (1 ML+3.50%) due 05/05/2028	114,425	113,924
Organon & Co. FRS BTL 3.50% (3 ML+3.00%) due 06/02/2028	120,521	119,994

		609,884

Medical-Hospitals - 0.1%

Surgery Center Holdings, Inc. FRS BTL 4.50% (1 ML+3.75%) due 08/31/2026	296,215	293,253

Medical-Nursing Homes - 0.0%

ADMI Corp. FRS BTL-B2 3.88% (1 ML+3.38%) due 12/23/2027	173,688	170,938

Multimedia - 0.0%

EW Scripps Co. FRS BTL-B2 3.31% (1 ML+2.56%) due 05/01/2026	271,528	268,279

Oil Companies-Exploration & Production - 0.0%

Southwestern Energy Co. FRS BTL 3.00% (SOFR4+2.50%) due 06/22/2027	100,000	99,625

Pharmacy Services - 0.0%

Change Healthcare Holdings LLC FRS BTL 3.50% (1 ML+2.50%) due 03/01/2024	242,438	240,923

Pipelines - 0.0%

DT Midstream, Inc. FRS BTL-B 2.50% (3 ML+2.00%) due 06/26/2028	11,212	11,175
DT Midstream, Inc. FRS BTL-B 2.50% (6 ML+2.00%) due 06/26/2028	103,213	102,875
Oryx Midstream Services Permian Basin LLC FRS BTL 3.75% (3 ML+3.25%) due 10/05/2028	100,000	99,071

		213,121

Professional Sports - 0.1%

Delta 2 Luxembourg SARL FRS BTL-B3 3.50% (1 ML+2.50%) due 02/01/2024	300,000	297,094
UFC Holdings LLC FRS BTL-B 3.50% (6 ML+2.75%) due 04/29/2026	164,551	162,171

		459,265

Protection/Safety - 0.0%

APX Group, Inc. FRS BTL-B 4.00% (1 ML+3.50%) due 07/10/2028	109,674	108,897
APX Group, Inc. FRS BTL-B 5.75% (USFRBPLR+2.50%) due 07/10/2028	51	51

		108,948

Racetracks - 0.0%

Penn National Gaming, Inc. FRS BTL 3.00% (1 ML+2.25%) due 10/15/2025	265,074	262,460

Retail-Auto Parts - 0.0%

Harbor Freight Tools USA, Inc. FRS BTL-B 3.25% (1 ML+2.75%) due 10/19/2027	218,877	215,013

Retail-Building Products - 0.2%

Beacon Roofing Supply, Inc. FRS BTL-B 2.46% (1 ML+2.25%) due 05/19/2028		494,069	488,511
LBM Acquisition LLC FRS BTL-B 4.50% (1 ML+3.75%) due 12/17/2027		149,369	146,786
SRS Distribution, Inc. FRS BTL 4.00% (SOFR4+3.50%) due 06/02/2028		100,000	98,375
SRS Distribution, Inc. FRS BTL-B 4.25% (3 ML+3.75%) due 06/02/2028		425	420
SRS Distribution, Inc. FRS BTL-B 4.27% (3 ML+3.75%) due 06/02/2028		168,725	166,637
White Cap Buyer LLC FRS BTL-B 4.25% (SOFR12+3.75%) due 10/19/2027		296,250	293,552

			1,194,281

Retail-Pet Food & Supplies - 0.0%

PetSmart, Inc. FRS BTL-B 4.50% (3 ML+3.75%) due 02/11/2028		99,500	98,940

Retail-Petroleum Products - 0.0%

Pilot Travel Centers LLC FRS BTL-B 2.21% (1 ML+2.00%) due 08/04/2028		249,375	244,933

Retail-Restaurants - 0.1%

1011778 BC ULC FRS BTL-B 1.96% (1 ML+1.75%) due 11/19/2026		271,537	266,203
IRB Holding Corp. FRS BTL 3.75% (3 ML+3.25%) due 12/15/2027		158,400	156,156

			422,359

Security Services - 0.0%

Verisure Holding AB FRS BTL 3.25% (6 ME+3.25%) due 03/27/2028(15)	EUR	245,000	266,980

Semiconductor Equipment - 0.0%

MKS Instruments, Inc. FRS BTL TBD due 10/21/2028		110,000	108,625

Telecom Services - 0.0%

Frontier Communications Holdings LLC FRS BTL-B 4.50% (3 ML+3.75%) due 05/01/2028		99,250	98,258

Television - 0.0%

Gray Television, Inc. FRS BTL-C 2.61% (1 ML+2.50%) due 01/02/2026	250,000	246,910

Veterinary Diagnostics - 0.0%

Elanco Animal Health, Inc. FRS BTL 1.86% (1 ML+1.75%) due 08/01/2027	242,427	236,929

Web Hosting/Design - 0.0%

Go Daddy Operating Co. LLC FRS BTL-B 1.96% (1 ML+1.75%) due 02/15/2024	196,557	193,855

Total Loans
(cost $21,607,782)		21,502,213

ESCROWS AND LITIGATION TRUSTS - 0.0%
Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings, Inc. FRS Escrow Notes(16)† (cost $0)	1,000,000	2,433

Total Long-Term Investment Securities
(cost $856,261,793)		880,706,444

SHORT-TERM INVESTMENT SECURITIES - 0.0%
Registered Investment Companies - 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio 0.06%(13)(14) (cost $164,800)	164,800	164,800

REPURCHASE AGREEMENTS - 3.3%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/28/2022, to be repurchased 03/01/2022 in the amount of $30,136,000 and collateralized by $30,112,900 of United States Treasury Notes, bearing interest at 2.25% due 11/15/2025 and having an approximate value of $30,738,774 (cost $30,136,000)	30,136,000	30,136,000

TOTAL INVESTMENTS
(cost $886,562,593)	100.6%	911,007,244
Liabilities in excess of other assets	(0.6)	(5,842,996)

NET ASSETS	100.0%	$905,164,248

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2022, the aggregate value of these securities was $139,313,699 representing 15.4% of net assets.

#	The security or a portion thereof is out on loan.

†	Non-income producing security

(1)	Collateralized Mortgage Obligation

(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Loan Obligation

(4)	Commercial Mortgage Backed Security

(5)	Interest Only

(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of February 28, 2022.

(7)	Principal Amount of security is adjusted for inflation.

(8)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(9)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.

(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(12)	Denominated in United States dollars unless otherwise indicated.

(13)

At February 28, 2022, the Fund had loaned securities with a total value of $1,284,959. This was secured by collateral of $164,800, which was received in cash and subsequently invested in short-term investments currently valued at $164,800 as reported in the Portfolio of Investments. Additional collateral of $1,150,267 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2022
United States Treasury Notes/Bonds	0.13% to 3.63%	03/31/2022 to 09/30/2028	$1,150,267

(14)	The rate shown is the 7-day yield as of February 28, 2022.

(15)	The referenced Index is less than 0.00% at the period end. The loan has an interest rate floor whereby the floating rate used in the coupon rate calculation cannot be less than zero.

(16)	Securities classified as Level 3 (see Note 1).

(17)	All or a portion of this holding is subject to unfunded loan commitments.

BTL - Bank Term Loan

CLO - Collateralized Loan Obligation

REMIC - Real Estate Mortgage Investment Conduit

TBD - Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

TIPS - Treasury Inflation Protected Securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of February 28, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

2 ML - 2 Month USD LIBOR

3 ME - 3 Month Euribor

3 ML - 3 Month USD LIBOR

6 ME - 6 Month Euribor

6 ML - 6 Month USD LIBOR

SOFR4 - Secured Overnight Financing Rate 3 Month

SOFR12 - Secured Overnight Financing Rate 1 Month

USFRBPLR - US Federal Reserve Bank Prime Loan Rate

AUD Australian Dollar

CAD Canadian Dollar

EUR Euro Currency

GBP British Pound

NZD New Zealand Dollar

USD U.S. Dollar

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	CAD	54,711,000	USD	43,736,005	03/16/2022	$568,727	$—
	NZD	3,741,000	USD	2,559,539	03/16/2022	28,826	—

						597,553	—

BNP Paribas SA	EUR	444,000	USD	504,529	03/31/2022	6,097	—
	GBP	15,101,000	USD	19,961,098	03/16/2022	—	(299,314)

						6,097	(299,314)

Canadian Imperial Bank of Commerce	CAD	1,840,000	USD	1,443,976	03/16/2022	—	(7,794)

Credit Agricole SA	USD	123,713	EUR	110,000	03/31/2022	—	(228)

Deutsche Bank AG	EUR	60,715,000	USD	68,855,364	03/16/2022	740,625	—

JPmorgan Chase Bank N.A.	AUD	2,394,000	USD	1,737,733	03/16/2022	—	(1,356)

Morgan Stanley and Co. International PLC	AUD	40,907,000	USD	29,259,120	03/16/2022	—	(457,217)
	CAD	110,492,000	USD	87,057,456	03/16/2022	—	(121,337)
	USD	2,145,219	CAD	2,720,000	03/16/2022	876	—

						876	(578,554)

Royal Bank of Canada	GBP	887,000	USD	1,197,035	03/16/2022	6,982	—

Standard Chartered Bank	NZD	47,660,000	USD	32,303,948	03/16/2022	62,898	—
	USD	1,410,119	CAD	1,760,000	03/16/2022	—	(21,469)

						62,898	(21,469)

UBS AG	USD	1,698,655	CAD	2,150,000	03/16/2022	—	(2,294)
	USD	4,090,550	EUR	3,600,000	03/16/2022	—	(51,795)

						—	(54,089)

Westpac Banking Corp.	EUR	2,909,000	USD	3,293,721	03/16/2022	30,182	—

						—	—

Net Unrealized Appreciation/(Depreciation)						$1,445,213	$(962,804)

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro Currency

GBP - British Pound

NZD - New Zealand Dollar

USD - U.S. Dollar

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
80	Short	Euro-BTP	March 2022	$13,342,912	$12,661,152	$681,760
172	Short	Euro-Bund	March 2022	33,489,090	32,214,490	1,274,600
109	Long	U.S. Treasury 10 Year Notes	June 2022	13,758,175	13,890,687	132,512
21	Long	U.S. Treasury 10 Year Ultra Notes	June 2022	2,930,109	2,967,891	37,782
119	Long	U.S. Treasury Long Bonds	June 2022	18,362,398	18,645,813	283,415
33	Long	U.S. Treasury Ultra Bonds	June 2022	6,045,767	6,135,937	90,170

						$2,500,239

						Unrealized (Depreciation)
641	Short	Canada 5 Year Bond	June 2022	$109,302,584	$109,659,479	$(356,895)
1,017	Short	Canada 10 Year Bond	June 2022	60,993,843	61,267,968	(274,125)

						$(631,020)

Net Unrealized Appreciation (Depreciation)						$1,869,219

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Over the Counter Interest Rate Swap Contracts

			Rates Exchanged		Value
Swap Counterparty	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/ Frequency	Payments Made by the Portfolio/ Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation
Barclays Bank PLC	USD 100,000	04/15/2022	USD-12 Month- USCPI/Maturity	1.135%/Maturity	$—	$7,097,823
USCPI - United States Consumer Price Index

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$60,497,222	$—	$60,497,222
U.S. Corporate Bonds & Notes	—	26,613,621	—	26,613,621
Foreign Corporate Bonds & Notes	—	3,612,958	—	3,612,958
U.S. Government Agencies	—	1,119,441	—	1,119,441
U.S. Government Treasuries	—	484,266,186	—	484,266,186
Foreign Government Obligations	—	283,092,370	—	283,092,370
Loans	—	21,502,213	—	21,502,213
Escrows and Litigation Trusts	—	—	2,433	2,433
Short-Term Investment Securities	164,800	—	—	164,800
Repurchase Agreements	—	30,136,000	—	30,136,000

Total Investment at Value	$164,800	$910,840,011	$2,433	$911,007,244

Other Financial Instruments:†
Futures Contracts	$2,500,239	$—	$—	$2,500,239
Forward Foreign Currency Contracts	—	1,445,213	—	1,445,213
Over the Counter Interest Rate Swap Contracts	—	7,097,823	—	7,097,823

Total Other Financial Instruments	$2,500,239	$8,543,036	$—	$11,043,275

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$631,020	$—	$—	$631,020
Forward Foreign Currency Contracts	—	962,804	—	962,804

Total Other Financial Instruments	$631,020	$962,804	$—	$1,593,824

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.

See Notes to Portfolio of Investments

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 92.3%
Australia - 6.7%

Ampol, Ltd.	22,842	$488,911
APA Group#	113,098	825,538
Aristocrat Leisure, Ltd.	57,650	1,560,539
ASX, Ltd.	18,557	1,109,639
Aurizon Holdings, Ltd.	176,440	448,519
Australia & New Zealand Banking Group, Ltd.	272,336	5,144,715
BGP Holdings PLC†(1)	835,027	0
BHP Group, Ltd.	484,270	16,411,497
BlueScope Steel, Ltd.	48,292	709,907
Brambles, Ltd.	137,923	991,717
Cochlear, Ltd.#	6,302	1,020,245
Coles Group, Ltd.	127,606	1,610,782
Commonwealth Bank of Australia	169,713	11,520,114
Computershare, Ltd.	52,083	819,352
Crown Resorts, Ltd.†#	35,700	321,000
CSL, Ltd.	43,538	8,220,994
Dexus†	103,098	817,690
Domino’s Pizza Enterprises, Ltd.#	5,806	332,924
Endeavour Group, Ltd.	128,567	668,588
Evolution Mining, Ltd.	175,322	543,726
Fortescue Metals Group, Ltd.	161,996	2,135,486
Goodman Group	159,055	2,568,045
GPT Group	183,247	657,476
IDP Education, Ltd.#	19,970	380,880
Insurance Australia Group, Ltd.#	236,291	789,443
Lendlease Corp., Ltd.	66,004	506,233
Macquarie Group, Ltd.	33,518	4,400,929
Magellan Financial Group, Ltd.#	13,213	176,577
Medibank Private, Ltd.	263,984	609,706
Mirvac Group	377,432	709,994
National Australia Bank, Ltd.	315,018	6,621,400
Newcrest Mining, Ltd.	78,183	1,457,653
Northern Star Resources, Ltd.	105,945	793,332
Orica, Ltd.#	39,005	413,325
Origin Energy, Ltd.#	168,820	698,899
Qantas Airways, Ltd.†	88,585	326,200
QBE Insurance Group, Ltd.	141,116	1,177,639
Ramsay Health Care, Ltd.	17,551	815,444
REA Group, Ltd.	5,066	484,508
Reece, Ltd.	27,864	392,003
Rio Tinto, Ltd.	35,511	3,047,797
Santos, Ltd.	298,435	1,573,629
Scentre Group	497,521	1,109,343
SEEK, Ltd.	32,197	623,669
Sonic Healthcare, Ltd.	43,521	1,107,906
South32, Ltd.	447,174	1,562,203
Stockland	228,821	691,361
Suncorp Group, Ltd.	122,978	961,964
Tabcorp Holdings, Ltd.	212,952	771,788
Telstra Corp., Ltd.	399,009	1,147,609
Transurban Group	291,622	2,687,805
Treasury Wine Estates, Ltd.	69,192	583,953
Vicinity Centres#	370,903	484,896
Washington H. Soul Pattinson & Co., Ltd.	20,754	379,554
Wesfarmers, Ltd.	108,465	3,796,317
Westpac Banking Corp.	350,943	5,814,037
WiseTech Global, Ltd.	14,016	443,636
Woodside Petroleum, Ltd.	92,178	1,910,720
Woolworths Group, Ltd.	121,266	3,125,798

		111,505,554

Austria - 0.2%

Erste Group Bank AG	32,892	1,179,796
OMV AG	14,117	670,819
Raiffeisen Bank International AG	14,189	233,391
Verbund AG#	6,527	790,387
voestalpine AG	11,125	367,232

		3,241,625

Belgium - 0.8%

Ageas SA/NV	16,447	792,603
Anheuser-Busch InBev SA NV	72,890	4,506,476
Elia Group SA	2,961	426,955
Etablissements Franz Colruyt NV	5,220	208,832
Groupe Bruxelles Lambert SA	10,805	1,125,978
KBC Group NV	23,917	1,730,228
Proximus SADP	14,581	290,357
Sofina SA	1,477	574,993
Solvay SA, Class A	7,104	794,305
UCB SA	12,094	1,324,850
Umicore SA	18,895	777,315

		12,552,892

Bermuda - 0.1%

CK Infrastructure Holdings, Ltd.	63,500	394,102
Hongkong Land Holdings, Ltd.	111,900	603,141
Jardine Matheson Holdings, Ltd.	20,686	1,230,817

		2,228,060

Cayman Islands - 0.6%

Budweiser Brewing Co. APAC, Ltd.*	165,000	512,022
Chow Tai Fook Jewellery Group, Ltd.	191,800	398,591
CK Asset Holdings, Ltd.	191,808	1,211,287
CK Hutchison Holdings, Ltd.	257,308	1,802,730
ESR Cayman, Ltd.†*	190,600	589,025
Futu Holdings, Ltd. ADR†#	4,880	208,620
Melco Resorts & Entertainment, Ltd. ADR†	20,645	206,863
Sands China, Ltd.†	232,800	609,214
Sea, Ltd. ADR†	13,203	1,922,357
SITC International Holdings Co., Ltd.	128,000	525,785
WH Group, Ltd*.	798,000	556,535
Wharf Real Estate Investment Co., Ltd.	160,000	717,631
Xinyi Glass Holdings, Ltd.	174,000	462,020

		9,722,680

Denmark - 2.4%

Ambu A/S, Class B	16,059	297,308
AP Moller - Maersk A/S, Series A	300	900,045
AP Moller - Maersk A/S, Series B	554	1,755,628
Carlsberg A/S, Class B	9,605	1,407,807
Chr. Hansen Holding A/S	10,111	738,699
Coloplast A/S, Class B	11,365	1,710,318
Danske Bank A/S	66,115	1,123,347
Demant A/S†	10,358	437,088
DSV A/S	19,515	3,609,966
Genmab A/S†	6,283	2,112,331
GN Store Nord A/S	11,920	629,875
Novo Nordisk A/S, Class B	161,088	16,565,374

Novozymes A/S, Class B	19,652	1,289,394
Orsted A/S*	18,096	2,349,506
Pandora A/S	9,566	988,761
ROCKWOOL International A/S, Class B	803	276,141
Tryg A/S	34,513	783,606
Vestas Wind Systems A/S	96,605	3,167,735

		40,142,929

Finland - 1.1%

Elisa Oyj	13,634	757,477
Fortum Oyj	42,488	897,531
Kesko Oyj, Class B	26,181	773,222
Kone Oyj, Class B	32,514	1,909,582
Neste Oyj	40,471	1,596,401
Nokia Oyj†	515,777	2,797,598
Nordea Bank Abp	309,940	3,457,975
Orion Oyj, Class B	10,170	478,817
Sampo Oyj, Class A	47,710	2,266,041
Stora Enso Oyj, Class R	55,763	1,073,541
UPM-Kymmene Oyj	51,058	1,774,712
Wartsila Oyj Abp	45,375	512,328

		18,295,225

France - 9.7%

Accor SA†	16,286	558,594
Aeroports de Paris†	2,846	405,267
Air Liquide SA	45,320	7,556,196
Alstom SA	30,301	778,027
Amundi SA*	5,826	407,622
Arkema SA	5,884	784,435
AXA SA	185,156	5,039,638
BioMerieux	3,971	436,878
BNP Paribas SA	107,602	6,335,264
Bollore SA	84,722	431,085
Bouygues SA	21,901	786,299
Bureau Veritas SA	28,185	810,918
Capgemini SE	15,339	3,238,543
Carrefour SA	60,316	1,210,564
Cie de Saint-Gobain	48,398	3,036,196
Cie Generale des Etablissements Michelin SCA	16,208	2,253,479
CNP Assurances	16,454	401,636
Covivio	4,986	410,570
Credit Agricole SA	118,315	1,521,087
Danone SA	62,492	3,805,455
Dassault Aviation SA	2,400	361,401
Dassault Systemes SE	63,605	3,101,580
Edenred	23,876	1,094,664
Eiffage SA	7,969	815,966
Electricite de France SA	45,312	413,053
Engie SA	174,722	2,795,201
EssilorLuxottica SA	27,468	4,826,739
Eurazeo SE	3,796	294,746
Faurecia SE	11,247	429,394
Gecina SA	4,401	560,079
Getlink SE	42,176	692,323
Hermes International	3,030	4,219,554
Ipsen SA	3,615	422,558
Kering SA	7,176	5,126,163
Klepierre SA	19,443	559,400
L’Oreal SA	24,006	9,555,436
La Francaise des Jeux SAEM*	9,154	380,689
Legrand SA	25,584	2,433,151
LVMH Moet Hennessy Louis Vuitton SE	26,557	19,649,861
Orange SA	190,849	2,314,081
Orpea SA	4,956	205,828
Pernod Ricard SA	20,041	4,396,444
Publicis Groupe SA	21,810	1,458,464
Remy Cointreau SA	2,178	421,748
Renault SA†	18,425	589,609
Safran SA	32,696	4,204,946
Sanofi	108,765	11,398,921
Sartorius Stedim Biotech	2,645	1,018,423
Schneider Electric SE	51,713	8,104,890
SEB SA	2,652	388,644
Societe Generale SA	77,553	2,229,559
Sodexo SA	8,481	714,150
Teleperformance	5,619	2,091,070
Thales SA	10,226	1,179,841
TotalEnergies SE	239,958	12,266,119
Ubisoft Entertainment SA†	8,877	481,244
Valeo SA	22,011	488,290
Veolia Environnement SA	62,704	2,194,276
Vinci SA	51,454	5,453,122
Vivendi SE	74,214	941,132
Wendel SE	2,572	262,575
Worldline SA†*	22,775	1,172,251

		161,915,338

Germany - 7.8%

adidas AG	18,214	4,330,579
Allianz SE	39,441	8,990,578
BASF SE	87,863	5,837,094
Bayer AG	93,980	5,427,869
Bayerische Motoren Werke AG	31,673	3,074,035
Bayerische Motoren Werke AG (Preference Shares)	5,530	452,017
Bechtle AG	7,850	405,323
Beiersdorf AG	9,662	979,566
Brenntag SE	14,780	1,240,917
Carl Zeiss Meditec AG	3,858	609,286
Commerzbank AG†	96,035	811,255
Continental AG†	10,544	907,965
Covestro AG*	18,519	980,288
Daimler Truck Holding AG†	40,937	1,247,578
Delivery Hero SE†*	15,497	830,747
Deutsche Bank AG†	197,711	2,496,155
Deutsche Boerse AG	18,176	3,112,001
Deutsche Lufthansa AG†	57,296	441,607
Deutsche Post AG	94,824	4,801,474
Deutsche Telekom AG	318,842	5,730,749
E.ON SE	214,772	2,918,172
Evonik Industries AG	20,101	606,053
Fresenius Medical Care AG & Co. KGaA	19,652	1,263,035
Fresenius SE & Co. KGaA	40,083	1,405,145

Fuchs Petrolub SE (Preference Shares)	6,662	265,177
GEA Group AG	14,706	644,229
Hannover Rueck SE	5,780	1,068,040
HeidelbergCement AG	14,264	929,862
HelloFresh SE†	15,801	866,000
Henkel AG & Co. KGaA	9,961	766,178
Henkel AG & Co. KGaA (Preference Shares)	17,043	1,353,714
Infineon Technologies AG	124,926	4,306,552
KION Group AG	6,917	559,650
Knorr-Bremse AG	6,953	615,888
LANXESS AG	7,963	389,105
LEG Immobilien SE	6,968	900,824
Mercedes-Benz Group AG	81,874	6,441,690
Merck KGaA	12,364	2,461,399
MTU Aero Engines AG	5,119	1,240,918
Muenchener Rueckversicherungs-Gesellschaft AG	13,402	3,713,920
Nemetschek SE	5,536	493,103
Porsche Automobil Holding SE (Preference Shares)	14,648	1,492,619
Puma SE	10,120	930,231
Rational AG	490	361,513
RWE AG	61,454	2,858,880
SAP SE	99,893	11,348,346
Sartorius AG (Preference Shares)	2,507	1,108,086
Scout24 SE*	8,387	490,885
Siemens AG	73,181	10,392,982
Siemens Energy AG	38,309	920,503
Siemens Healthineers AG*	26,977	1,738,652
Symrise AG	12,307	1,469,617
Telefonica Deutschland Holding AG	99,794	273,581
Uniper SE	8,770	280,251
United Internet AG	9,298	316,515
Volkswagen AG	3,111	820,426
Volkswagen AG (Preference Shares)	17,753	3,543,983
Vonovia SE	70,576	3,758,833
Zalando SE†*	21,260	1,420,254

		129,441,894

Hong Kong - 2.0%

AIA Group, Ltd.	1,157,200	12,031,646
BOC Hong Kong Holdings, Ltd.	354,500	1,274,723
CLP Holdings, Ltd.	157,000	1,598,207
Galaxy Entertainment Group, Ltd.†	208,000	1,156,502
Hang Lung Properties, Ltd.	194,000	406,639
Hang Seng Bank, Ltd.	73,300	1,352,579
Henderson Land Development Co., Ltd.	139,231	579,045
Hong Kong & China Gas Co., Ltd.	1,070,523	1,619,223
Hong Kong Exchanges & Clearing, Ltd.	115,200	5,566,442
Link REIT	200,100	1,615,733
MTR Corp., Ltd.	148,000	766,079
New World Development Co., Ltd.	145,750	582,843
Power Assets Holdings, Ltd.	132,500	835,056
Sino Land Co., Ltd.	318,000	400,013
Sun Hung Kai Properties, Ltd.	124,500	1,448,193
Swire Pacific, Ltd., Class A	47,500	262,585
Swire Properties, Ltd.	112,200	291,462
Techtronic Industries Co., Ltd.	131,500	2,195,986

		33,982,956

Ireland - 0.7%

CRH PLC	74,520	3,393,190
DCC PLC	9,448	742,725
Flutter Entertainment PLC†	15,938	2,291,889
James Hardie Industries PLC CDI	42,587	1,381,066
Kerry Group PLC, Class A#	15,223	1,812,705
Kingspan Group PLC	14,734	1,434,640
Smurfit Kappa Group PLC	23,540	1,176,918

		12,233,133

Isle of Man - 0.1%

Entain PLC†	56,113	1,267,641

Israel - 0.7%

Azrieli Group, Ltd.	4,068	347,151
Bank Hapoalim BM	108,889	1,149,323
Bank Leumi Le-Israel BM	138,986	1,501,194
Check Point Software Technologies, Ltd.†	10,193	1,476,762
CyberArk Software, Ltd.†	3,826	650,956
Elbit Systems, Ltd.	2,542	520,149
Fiverr International, Ltd.†#	2,800	220,948
ICL Group, Ltd.	67,700	767,497
Inmode, Ltd.†	4,700	200,643
Israel Discount Bank, Ltd., Class A	111,576	732,535
Kornit Digital, Ltd.†	4,400	417,252
Mizrahi Tefahot Bank, Ltd.	13,456	524,276
NICE, Ltd.†	6,038	1,364,699
Teva Pharmaceutical Industries, Ltd. ADR†	105,413	857,008
Wix.com, Ltd.†	5,384	493,067

		11,223,460

Italy - 1.7%

Amplifon SpA	11,935	514,542
Assicurazioni Generali SpA#	105,873	2,104,730
Atlantia SpA†	47,493	873,857
DiaSorin SpA	2,413	361,600
Enel SpA	778,048	5,756,876
Eni SpA	241,442	3,744,554
FinecoBank Banca Fineco SpA	58,462	978,341
Infrastrutture Wireless Italiane SpA#*	32,214	329,125
Intesa Sanpaolo SpA	1,579,936	4,062,942
Mediobanca Banca di Credito Finanziario SpA	59,535	622,544
Moncler SpA	19,636	1,192,873
Nexi SpA†#*	44,776	616,016
Poste Italiane SpA*	50,079	576,952
Prysmian SpA	24,418	808,219
Recordati Industria Chimica e Farmaceutica SpA	10,023	491,787
Snam SpA	193,292	1,076,058
Telecom Italia SpA	955,110	404,700
Terna - Rete Elettrica Nazionale SpA#	134,867	1,110,254

UniCredit SpA	203,890	2,603,429

		28,229,399

Japan - 21.0%

Advantest Corp.	19,100	1,506,867
Aeon Co., Ltd.#	62,600	1,414,374
AGC, Inc.	18,500	819,075
Aisin Corp.	14,100	513,274
Ajinomoto Co., Inc.	44,700	1,298,250
ANA Holdings, Inc.†	15,300	336,237
Asahi Group Holdings, Ltd.	43,600	1,761,218
Asahi Intecc Co., Ltd.#	20,700	442,215
Asahi Kasei Corp.	120,000	1,124,690
Astellas Pharma, Inc.	178,100	2,972,077
Azbil Corp.	11,800	444,431
Bandai Namco Holdings, Inc.	19,100	1,390,571
Benefit One, Inc.	7,700	176,886
Bridgestone Corp.	54,600	2,244,031
Brother Industries, Ltd.	22,600	410,069
Canon, Inc.#	95,700	2,246,305
Capcom Co., Ltd.	16,800	405,515
Central Japan Railway Co.	13,800	1,859,366
Chiba Bank, Ltd.	50,800	322,126
Chubu Electric Power Co., Inc.	61,800	619,801
Chugai Pharmaceutical Co., Ltd.	64,200	2,122,037
Concordia Financial Group, Ltd.	104,400	427,716
Cosmos Pharmaceutical Corp.	1,910	263,660
CyberAgent, Inc.	38,796	501,464
Dai Nippon Printing Co., Ltd.	21,200	550,815
Dai-ichi Life Holdings, Inc.	96,200	2,014,958
Daifuku Co., Ltd.	9,691	696,279
Daiichi Sankyo Co., Ltd.	167,600	4,072,462
Daikin Industries, Ltd.	23,800	4,389,849
Daito Trust Construction Co., Ltd.	6,300	697,047
Daiwa House Industry Co., Ltd.	54,200	1,541,163
Daiwa House REIT Investment Corp.#	210	568,999
Daiwa Securities Group, Inc.	138,500	821,374
Denso Corp.	41,500	2,904,801
Dentsu Group, Inc.	20,700	823,751
Disco Corp.	2,800	783,021
East Japan Railway Co.	28,900	1,711,904
Eisai Co., Ltd.	22,700	1,129,027
ENEOS Holdings, Inc.	294,200	1,161,292
FANUC Corp.	18,300	3,367,429
Fast Retailing Co., Ltd.#	5,600	3,011,769
Fuji Electric Co., Ltd.	12,100	616,762
FUJIFILM Holdings Corp.	34,500	2,179,263
Fujitsu, Ltd.	18,800	2,708,842
GLP J-REIT#	408	608,992
GMO Payment Gateway, Inc.	4,000	381,681
Hakuhodo DY Holdings, Inc.	22,400	295,380
Hamamatsu Photonics KK	13,400	674,866
Hankyu Hanshin Holdings, Inc.	21,900	654,343
Hikari Tsushin, Inc.	2,000	247,032
Hino Motors, Ltd.	27,500	257,622
Hirose Electric Co., Ltd.	3,135	467,666
Hitachi Construction Machinery Co., Ltd.	10,300	251,128
Hitachi Metals, Ltd.†#	20,600	366,792
Hitachi, Ltd.	92,600	4,550,863
Honda Motor Co., Ltd.	156,000	4,783,195
Hoshizaki Corp.	5,200	360,945
Hoya Corp.	35,400	4,574,149
Hulic Co., Ltd.	36,300	330,588
Ibiden Co., Ltd.	10,100	484,948
Idemitsu Kosan Co., Ltd.	19,976	535,172
Iida Group Holdings Co., Ltd.	14,100	260,378
Inpex Corp.	98,100	1,011,164
Isuzu Motors, Ltd.	55,900	757,068
Ito En, Ltd.	5,143	295,253
ITOCHU Corp.	113,700	3,701,814
Itochu Techno-Solutions Corp.	9,200	236,792
Japan Airlines Co., Ltd.†	13,800	275,724
Japan Exchange Group, Inc.	48,800	916,870
Japan Metropolitan Fund Investment Corp.#	670	542,574
Japan Post Bank Co., Ltd.#	38,800	342,219
Japan Post Holdings Co., Ltd.	234,300	1,944,467
Japan Post Insurance Co., Ltd.	19,100	327,955
Japan Real Estate Investment Corp.	119	634,515
Japan Tobacco, Inc.	114,800	2,116,957
JFE Holdings, Inc.	47,100	704,667
JSR Corp.	19,500	608,924
Kajima Corp.	43,100	578,841
Kakaku.com, Inc.	12,900	280,969
Kansai Electric Power Co., Inc.	67,500	682,251
Kansai Paint Co., Ltd.	17,000	339,956
Kao Corp.	45,400	2,124,577
KDDI Corp.	154,300	5,041,106
Keio Corp.#	9,800	400,644
Keisei Electric Railway Co., Ltd.	12,400	347,306
Keyence Corp.	18,600	8,700,979
Kikkoman Corp.	13,900	1,032,540
Kintetsu Group Holdings Co., Ltd.†	16,400	492,863
Kirin Holdings Co., Ltd.	78,800	1,307,450
Kobayashi Pharmaceutical Co., Ltd.	5,101	435,714
Kobe Bussan Co., Ltd.	13,040	429,317
Koei Tecmo Holdings Co, Ltd.#	5,630	194,661
Koito Manufacturing Co., Ltd.	10,000	514,939
Komatsu, Ltd.	83,800	1,926,164
Konami Holdings Corp.	8,900	501,648
Kose Corp.	3,179	363,069
Kubota Corp.	98,300	1,763,098
Kurita Water Industries, Ltd.	9,400	384,291
Kyocera Corp.	30,700	1,756,842
Kyowa Kirin Co., Ltd.	25,800	662,925
Lasertec Corp.†	7,225	1,309,694
Lawson, Inc.#	4,800	200,409
Lion Corp.	21,500	281,455
LIXIL Corp.	25,500	566,716
M3, Inc.	42,200	1,567,014
Makita Corp.	21,400	758,535
Marubeni Corp.	149,900	1,569,214
Mazda Motor Corp.†	54,500	405,793
McDonald’s Holdings Co. Japan, Ltd.	7,600	326,569
Medipal Holdings Corp.	17,600	321,030
MEIJI Holdings Co., Ltd.	11,700	703,231
Mercari, Inc.†	9,900	305,702

Minebea Mitsumi, Inc.	34,700	753,370
MISUMI Group, Inc.	27,200	867,116
Mitsubishi Chemical Holdings Corp.	122,700	872,396
Mitsubishi Corp.	120,800	4,067,471
Mitsubishi Electric Corp.	174,600	2,098,116
Mitsubishi Estate Co., Ltd.	113,100	1,728,497
Mitsubishi Gas Chemical Co., Inc.	15,100	267,548
Mitsubishi HC Capital, Inc.	63,300	329,811
Mitsubishi Heavy Industries, Ltd.	30,700	906,860
Mitsubishi UFJ Financial Group, Inc.	1,169,300	7,249,833
Mitsui & Co., Ltd.	149,300	3,721,299
Mitsui Chemicals, Inc.	17,600	449,779
Mitsui Fudosan Co., Ltd.	87,700	1,950,584
Miura Co., Ltd.	8,436	230,043
Mizuho Financial Group, Inc.	230,720	3,060,479
MonotaRO Co., Ltd.	24,000	448,832
MS&AD Insurance Group Holdings, Inc.	42,600	1,446,988
Murata Manufacturing Co., Ltd.	55,000	3,725,351
NEC Corp.	23,500	1,012,852
Nexon Co., Ltd.	47,200	1,021,473
NGK Insulators, Ltd.	24,700	382,429
Nidec Corp.	42,800	3,679,315
Nihon M&A Center Holdings, Inc.	28,948	418,741
Nintendo Co., Ltd.	10,700	5,400,026
Nippon Building Fund, Inc.	142	812,734
Nippon Express Holdings, Inc.	7,300	443,213
Nippon Paint Holdings Co., Ltd.	68,200	604,495
Nippon Prologis REIT, Inc.	198	581,264
Nippon Sanso Holdings Corp.	14,500	282,773
Nippon Shinyaku Co., Ltd.	4,700	304,571
Nippon Steel Corp.	81,800	1,500,242
Nippon Telegraph & Telephone Corp.	123,100	3,526,015
Nippon Yusen KK	15,500	1,438,568
Nissan Chemical Corp.	11,600	655,852
Nissan Motor Co., Ltd.†	222,500	1,055,358
Nisshin Seifun Group, Inc.	19,000	269,386
Nissin Foods Holdings Co., Ltd.	6,100	486,557
Nitori Holdings Co., Ltd.	7,700	1,155,017
Nitto Denko Corp.	13,600	987,779
Nomura Holdings, Inc.	293,900	1,345,449
Nomura Real Estate Holdings, Inc.	11,400	284,095
Nomura Real Estate Master Fund, Inc.#	407	537,404
Nomura Research Institute, Ltd.	32,100	1,109,881
NTT Data Corp.	60,500	1,143,535
Obayashi Corp.	62,200	519,934
OBIC Co., Ltd.	6,700	1,067,081
Odakyu Electric Railway Co., Ltd.	28,299	466,214
Oji Holdings Corp.	77,800	397,239
Olympus Corp.	105,600	2,112,184
Omron Corp.	17,800	1,201,479
Ono Pharmaceutical Co., Ltd.	35,500	872,794
Open House Group Co., Ltd.	7,800	352,803
Oracle Corp. Japan	3,700	262,619
Oriental Land Co., Ltd.	19,100	3,510,486
ORIX Corp.	116,800	2,319,440
Orix JREIT, Inc.#	251	351,289
Osaka Gas Co., Ltd.	35,900	658,575
Otsuka Corp.	10,900	420,489
Otsuka Holdings Co., Ltd.	37,400	1,289,229
Pan Pacific International Holdings Corp.	39,500	645,936
Panasonic Corp.	211,230	2,186,437
Persol Holdings Co., Ltd.	16,974	377,085
Pola Orbis Holdings, Inc.	8,832	137,975
Rakuten Group, Inc.	83,100	704,035
Recruit Holdings Co., Ltd.	129,783	5,440,128
Renesas Electronics Corp.†	120,200	1,401,018
Resona Holdings, Inc.	197,100	887,734
Ricoh Co., Ltd.	64,300	547,555
Rinnai Corp.	3,500	286,783
Rohm Co., Ltd.	8,400	659,783
Ryohin Keikaku Co., Ltd.#	24,240	356,120
Santen Pharmaceutical Co., Ltd.	34,500	391,319
SBI Holdings, Inc.	23,400	610,621
SCSK Corp.	15,042	256,184
Secom Co., Ltd.	20,100	1,472,467
Seiko Epson Corp.	26,800	410,981
Sekisui Chemical Co., Ltd.	36,200	592,286
Sekisui House, Ltd.	58,900	1,201,926
Seven & i Holdings Co., Ltd.#	72,100	3,506,381
SG Holdings Co., Ltd.	30,656	648,505
Sharp Corp.#	20,500	193,115
Shimadzu Corp.	22,700	810,538
Shimano, Inc.	7,100	1,641,526
Shimizu Corp.	52,900	350,167
Shin-Etsu Chemical Co., Ltd.	33,900	5,210,394
Shionogi & Co., Ltd.	25,300	1,681,532
Shiseido Co., Ltd.	38,300	2,187,429
Shizuoka Bank, Ltd.	42,800	318,306
SMC Corp.	5,500	3,255,556
SoftBank Corp.	274,800	3,467,120
SoftBank Group Corp.	115,400	5,144,392
Sohgo Security Services Co., Ltd.	6,800	244,875
Sompo Holdings, Inc.	30,400	1,327,430
Sony Group Corp.	120,600	12,388,866
Square Enix Holdings Co., Ltd.	8,200	396,573
Stanley Electric Co., Ltd.	12,400	294,131
Subaru Corp.	59,000	971,744
SUMCO Corp.	31,904	523,662
Sumitomo Chemical Co., Ltd.	142,800	683,164
Sumitomo Corp.	107,700	1,755,576
Sumitomo Dainippon Pharma Co., Ltd.	17,200	188,958
Sumitomo Electric Industries, Ltd.	72,300	957,481
Sumitomo Metal Mining Co., Ltd.	23,600	1,179,538
Sumitomo Mitsui Financial Group, Inc.	124,900	4,477,127
Sumitomo Mitsui Trust Holdings, Inc.	32,300	1,154,725
Sumitomo Realty & Development Co., Ltd.	29,600	871,792
Suntory Beverage & Food, Ltd.	13,300	532,162
Suzuki Motor Corp.	35,200	1,400,162
Sysmex Corp.	16,000	1,269,813
T&D Holdings, Inc.	51,600	755,834
Taisei Corp.	18,300	607,267
Taisho Pharmaceutical Holdings Co., Ltd.	3,700	183,769

Takeda Pharmaceutical Co., Ltd.	151,400	4,610,546
TDK Corp.	37,200	1,488,453
Terumo Corp.	61,800	1,993,791
TIS, Inc.	21,456	503,903
Tobu Railway Co., Ltd.	18,100	444,766
Toho Co., Ltd.#	10,700	445,349
Tokio Marine Holdings, Inc.	60,100	3,436,675
Tokyo Century Corp.	3,516	154,139
Tokyo Electric Power Co. Holdings, Inc.†	146,300	460,667
Tokyo Electron, Ltd.	14,300	6,936,990
Tokyo Gas Co., Ltd.	36,000	735,250
Tokyu Corp.	47,900	638,306
Toppan, Inc.	25,100	492,765
Toray Industries, Inc.	132,900	762,616
Toshiba Corp.	39,200	1,560,635
Tosoh Corp.	24,900	387,259
TOTO, Ltd.	13,500	567,760
Toyo Suisan Kaisha, Ltd.	8,500	357,848
Toyota Industries Corp.	14,000	1,064,324
Toyota Motor Corp.	1,014,500	18,871,032
Toyota Tsusho Corp.	20,300	841,382
Trend Micro, Inc.	12,800	712,565
Tsuruha Holdings, Inc.	3,804	304,082
Unicharm Corp.	38,600	1,450,459
USS Co., Ltd.	20,999	347,776
Welcia Holdings Co., Ltd.#	9,000	239,943
West Japan Railway Co.	20,700	891,631
Yakult Honsha Co., Ltd.	12,300	666,542
Yamaha Corp.	12,800	596,773
Yamaha Motor Co., Ltd.	28,500	638,594
Yamato Holdings Co., Ltd.	27,900	545,550
Yaskawa Electric Corp.#	23,000	914,278
Yokogawa Electric Corp.	21,900	351,459
Z Holdings Corp.	256,300	1,243,099
ZOZO, Inc.	11,893	336,209

		350,007,928

Jersey - 0.8%

Experian PLC	88,196	3,470,178
Ferguson PLC	21,266	3,256,511
Glencore PLC	955,256	5,666,047
WPP PLC	114,080	1,618,381

		14,011,117

Luxembourg - 0.3%

ArcelorMittal SA	64,220	1,994,945
Aroundtown SA	95,765	593,792
Eurofins Scientific SE	12,776	1,296,993
InPost SA†#	19,171	118,612
Tenaris SA	45,264	585,681

		4,590,023

Netherlands - 5.3%

ABN AMRO Bank NV CVA#*	40,546	539,272
Adyen NV†*	1,894	3,959,327
Aegon NV#	170,973	846,371
Airbus SE†	56,394	7,265,329
Akzo Nobel NV	17,932	1,709,031
Argenx SE†	4,385	1,259,162
ASM International NV	4,480	1,447,686
ASML Holding NV	39,540	26,551,760
CNH Industrial NV	97,890	1,407,661
Davide Campari-Milano NV	50,105	547,645
Euronext NV*	8,197	743,083
EXOR NV	10,395	790,235
Ferrari NV	12,058	2,605,986
Heineken Holding NV#	11,044	900,869
Heineken NV#	24,796	2,512,791
IMCD NV	5,452	884,559
ING Groep NV	373,465	4,396,011
JDE Peet’s NV#	9,603	315,214
Just Eat Takeaway.com NV†*	17,248	700,470
Koninklijke Ahold Delhaize NV	100,036	3,082,303
Koninklijke DSM NV	16,720	3,136,422
Koninklijke KPN NV	322,289	1,102,168
Koninklijke Philips NV	87,760	2,985,483
NN Group NV	25,847	1,239,805
Prosus NV	89,266	5,546,959
QIAGEN NV†	21,850	1,097,569
Randstad NV	11,462	780,102
Stellantis NV	194,657	3,572,901
STMicroelectronics NV	65,329	2,779,110
Universal Music Group NV	69,383	1,581,586
Wolters Kluwer NV	25,591	2,605,980

		88,892,850

New Zealand - 0.2%

Auckland International Airport, Ltd.†	119,986	578,020
Fisher & Paykel Healthcare Corp., Ltd.	55,258	1,028,532
Mercury NZ, Ltd.	65,291	252,686
Meridian Energy, Ltd.	122,795	415,000
Ryman Healthcare, Ltd.#	40,738	275,633
Spark New Zealand, Ltd.	178,972	545,522
Xero, Ltd.†	12,789	870,625

		3,966,018

Norway - 0.7%

Adevinta ASA†	24,571	263,275
Aker BP ASA#	12,057	374,054
DNB Bank ASA	88,986	1,989,512
Equinor ASA	93,491	2,952,945
Gjensidige Forsikring ASA	19,171	473,849
Mowi ASA#	42,132	1,081,999
Norsk Hydro ASA	128,910	1,221,865
Orkla ASA	71,994	674,061
Schibsted ASA, Class A	7,009	201,307
Schibsted ASA, Class B	9,331	241,536
Telenor ASA	67,072	992,484
Yara International ASA	15,839	804,904

		11,271,791

Portugal - 0.1%

Banco Espirito Santo SA†(1)	213,818	0
EDP - Energias de Portugal SA	265,554	1,299,391
Galp Energia SGPS SA	48,048	531,088

Jeronimo Martins SGPS SA	27,090	590,028

		2,420,507

Singapore - 1.1%

Ascendas Real Estate Investment Trust	321,024	655,924
CapitaLand Integrated Commercial Trust	464,768	723,361
Capitaland Investment, Ltd.†	252,900	688,354
City Developments, Ltd.	39,200	205,874
DBS Group Holdings, Ltd.	173,200	4,320,738
Genting Singapore, Ltd.	579,600	329,197
Keppel Corp., Ltd.	139,600	616,806
Mapletree Commercial Trust	206,900	276,233
Mapletree Logistics Trust	298,378	385,160
Oversea-Chinese Banking Corp., Ltd.	323,900	2,788,163
Singapore Airlines, Ltd.†#	128,449	482,264
Singapore Exchange, Ltd.	77,000	530,486
Singapore Technologies Engineering, Ltd.	149,700	421,815
Singapore Telecommunications, Ltd.	789,900	1,468,281
United Overseas Bank, Ltd.	113,000	2,493,051
UOL Group, Ltd.	44,500	229,114
Venture Corp., Ltd.	26,552	343,333
Wilmar International, Ltd.	184,100	594,791

		17,552,945

Spain - 2.2%

ACS Actividades de Construccion y Servicios SA#	23,978	586,642
Aena SME SA†*	7,189	1,179,275
Amadeus IT Group SA†	43,095	2,896,316
Banco Bilbao Vizcaya Argentaria SA	637,860	3,783,410
Banco Santander SA	1,658,833	5,551,068
CaixaBank SA#	424,957	1,400,860
Cellnex Telecom SA*	48,739	2,220,919
EDP Renovaveis SA	27,622	672,694
Enagas SA#	23,857	506,237
Endesa SA	30,446	671,315
Ferrovial SA#	46,449	1,271,816
Grifols SA#	28,593	545,499
Iberdrola SA	557,225	6,360,346
Industria de Diseno Textil SA	104,350	2,761,257
Naturgy Energy Group SA#	18,589	500,855
Red Electrica Corp. SA	41,492	829,271
Repsol SA	138,807	1,809,439
Siemens Gamesa Renewable Energy SA†#	22,852	531,161
Telefonica SA	523,044	2,507,715

		36,586,095

SupraNational - 0.1%

HK Electric Investments & HK Electric Investments, Ltd.	254,269	250,866
HKT Trust & HKT, Ltd.	363,000	489,599
Unibail-Rodamco-Westfield†	11,948	909,367

		1,649,832

Sweden - 3.0%

Alfa Laval AB	30,155	986,898
Assa Abloy AB, Class B	95,881	2,546,799
Atlas Copco AB, Class A	64,238	3,352,910
Atlas Copco AB, Class B	37,329	1,705,237
Boliden AB	26,217	1,172,163
Electrolux AB, Class B	21,620	389,734
Embracer Group AB†	45,351	392,602
Epiroc AB, Class A	63,042	1,191,669
Epiroc AB, Class B	37,384	608,191
EQT AB	28,305	958,924
Essity AB, Class B	58,218	1,503,982
Evolution AB*	16,462	1,913,121
Fastighets AB Balder, Class B†	10,080	631,267
Getinge AB, Class B	21,881	856,099
Hennes & Mauritz AB, Class B	69,865	1,183,526
Hexagon AB, Class B	188,461	2,561,652
Husqvarna AB, Class B	40,108	484,617
Industrivarden AB, Class A	12,777	355,031
Industrivarden AB, Class C	15,312	418,519
Investment AB Latour, Class B	14,191	395,969
Investor AB, Class A	47,708	1,063,239
Investor AB, Class B	174,288	3,571,449
Kinnevik AB, Class B†	23,188	595,113
L E Lundbergforetagen AB, Class B	7,285	354,400
Lifco AB	22,300	510,406
Lundin Energy AB	19,185	708,286
Nibe Industrier AB, Class B	136,447	1,223,279
Sagax AB, Class B	15,406	422,878
Sandvik AB	107,997	2,358,976
Securitas AB, Class B	30,014	364,237
Sinch AB†*	49,965	428,114
Skandinaviska Enskilda Banken AB, Class A	155,691	1,803,107
Skanska AB, Class B	32,609	741,884
SKF AB, Class B	36,581	678,931
Svenska Cellulosa AB SCA, Class B	58,075	953,391
Svenska Handelsbanken AB, Class A	139,530	1,337,534
Swedbank AB, Class A	86,632	1,404,089
Swedish Match AB	151,450	1,108,676
Tele2 AB, Class B	48,008	637,343
Telefonaktiebolaget LM Ericsson, Class B	279,215	2,591,069
Telia Co. AB	254,806	949,993
Volvo AB, Class A	19,196	376,335
Volvo AB, Class B	136,757	2,653,379

		50,445,018

Switzerland - 9.6%

ABB, Ltd.	157,126	5,336,904
Adecco Group AG	14,854	705,205
Alcon, Inc.	47,802	3,704,903
Bachem Holding AG#	593	353,046
Baloise Holding AG	4,444	746,724
Barry Callebaut AG	342	790,579
Chocoladefabriken Lindt & Spruengli AG	10	1,128,557
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	101	1,076,518
Cie Financiere Richemont SA	49,935	6,811,546
Clariant AG#	20,682	374,017

Coca-Cola HBC AG	19,224	491,023
Credit Suisse Group AG	253,575	2,144,507
EMS-Chemie Holding AG	673	666,689
Geberit AG	3,432	2,250,578
Givaudan SA	883	3,707,811
Holcim, Ltd.	50,083	2,516,983
Julius Baer Group, Ltd.	21,163	1,241,489
Kuehne & Nagel International AG	5,198	1,424,902
Logitech International SA	16,560	1,244,122
Lonza Group AG	7,124	4,951,300
Nestle SA	269,287	35,170,861
Novartis AG	209,592	18,360,725
Partners Group Holding AG	2,171	2,950,770
Roche Holding AG (BR)	3,061	1,283,010
Roche Holding AG (NES)	67,208	25,638,119
Schindler Holding AG (Participation Certificate)	3,903	900,103
Schindler Holding AG	1,929	435,397
SGS SA	574	1,649,209
Sika AG#	13,563	4,525,437
Sonova Holding AG	5,236	2,038,221
Straumann Holding AG	991	1,577,107
Swatch Group AG (TRQX)	5,043	301,337
Swatch Group AG (XEGT)	2,774	862,357
Swiss Life Holding AG	3,016	1,842,947
Swiss Prime Site AG	7,282	715,813
Swiss Re AG	28,854	2,763,012
Swisscom AG	2,478	1,487,719
Temenos AG	6,426	648,976
UBS Group AG	336,471	6,194,867
VAT Group AG*	2,583	981,264
Vifor Pharma AG#	4,673	821,125
Zurich Insurance Group AG	14,393	6,616,605

		159,432,384

United Kingdom - 13.3%

3i Group PLC	93,098	1,667,919
Abrdn PLC	209,032	579,621
Admiral Group PLC	18,506	739,064
Anglo American PLC	123,618	6,339,818
Antofagasta PLC	37,800	771,280
Ashtead Group PLC	42,803	2,799,811
Associated British Foods PLC	34,148	879,543
AstraZeneca PLC	148,191	18,009,137
Auto Trader Group PLC*	91,717	815,745
AVEVA Group PLC	11,547	385,709
Aviva PLC	374,177	2,107,222
BAE Systems PLC	307,652	2,969,899
Barclays PLC	1,619,280	3,972,638
Barratt Developments PLC	97,611	800,075
Berkeley Group Holdings PLC	10,766	562,683
BP PLC	1,924,788	9,387,239
British American Tobacco PLC	208,533	9,123,952
British Land Co. PLC#	84,389	599,549
BT Group PLC	853,925	2,133,570
Bunzl PLC	32,306	1,286,720
Burberry Group PLC	38,808	1,009,982
Coca-Cola Europacific Partners PLC	19,663	1,006,942
Compass Group PLC	170,663	3,878,320
Croda International PLC	13,347	1,340,011
Diageo PLC	223,270	11,157,001
GlaxoSmithKline PLC	481,342	9,978,964
Halma PLC	36,317	1,174,622
Hargreaves Lansdown PLC#	34,099	518,964
Hikma Pharmaceuticals PLC	16,590	463,582
HSBC Holdings PLC	1,954,001	13,489,174
Imperial Brands PLC	90,535	1,990,610
Informa PLC†	144,080	1,148,876
InterContinental Hotels Group PLC†	17,562	1,233,572
Intertek Group PLC	15,470	1,117,342
J Sainsbury PLC	167,286	618,710
JD Sports Fashion PLC	247,215	500,775
Johnson Matthey PLC	18,551	468,607
Kingfisher PLC	202,383	831,323
Land Securities Group PLC#	67,520	719,371
Legal & General Group PLC	571,092	2,123,685
Lloyds Banking Group PLC	6,789,917	4,411,787
London Stock Exchange Group PLC	31,468	2,775,170
M&G PLC	249,213	688,029
Melrose Industries PLC	419,117	833,529
Mondi PLC	46,542	981,183
National Grid PLC	345,997	5,248,666
NatWest Group PLC	551,004	1,697,878
Next PLC	12,718	1,170,740
Ocado Group PLC†#	46,707	860,287
Pearson PLC	72,488	630,133
Persimmon PLC	30,587	990,114
Phoenix Group Holdings PLC	62,258	516,649
Prudential PLC	250,214	3,814,801
Reckitt Benckiser Group PLC	68,323	5,793,533
RELX PLC	184,989	5,660,594
Rentokil Initial PLC	177,867	1,211,655
Rio Tinto PLC	107,436	8,346,304
Rolls-Royce Holdings PLC†	800,457	1,111,397
Sage Group PLC	100,799	950,339
Schroders PLC	11,916	489,790
Segro PLC	114,818	2,004,680
Severn Trent PLC	23,944	923,797
Shell PLC	744,558	19,696,826
Smith & Nephew PLC	84,106	1,508,513
Smiths Group PLC	37,994	779,315
Spirax-Sarco Engineering PLC	7,057	1,130,829
SSE PLC	99,799	2,281,991
St James’s Place PLC	51,687	973,161
Standard Chartered PLC	251,779	1,799,594
Taylor Wimpey PLC	349,489	704,432
Tesco PLC	739,627	2,874,928
Unilever PLC (LSE)	116,354	5,847,872
Unilever PLC (Euronext Amsterdam)	131,900	6,610,810
United Utilities Group PLC	65,362	942,155
Vodafone Group PLC	2,645,520	4,664,761
Whitbread PLC†	19,359	759,366

		222,387,235

Total Common Stocks (cost $1,286,360,900)		1,539,196,529

EXCHANGE-TRADED FUNDS - 3.6%
United States - 3.6%

iShares MSCI EAFE ETF# (cost $60,368,690)	824,300	60,355,246

WARRANTS† - 0.0%
Switzerland - 0.0%

Cie Financiere Richemont SA Expires 11/22/2023 (cost $0)	94,272	83,263

Total Long-Term Investment Securities
(cost $1,346,729,590)		1,599,635,038

SHORT-TERM INVESTMENT SECURITIES - 3.1%
Registered Investment Companies - 2.8%

State Street Navigator Securities Lending Government Money Market Portfolio 0.06%(2)(3)	47,075,302	47,075,302

U.S. Government Treasuries - 0.3%

United States Treasury Bills
0.26% due 12/01/2022(4)	$2,000,000	1,990,490
1.09% due 02/23/2023(4)	2,000,000	1,980,225

		3,970,715

Total Short-Term Investment Securities
(cost $51,049,629)		51,046,017

REPURCHASE AGREEMENTS - 3.0%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/28/2022, to be repurchased 03/01/2022 in the amount of $50,453,000 and collateralized by $20,475,000 of United States Treasury Inflation Index Notes, bearing interest at 0.63% due 01/15/2026 and by $25,047,600 of United States Treasury Notes, bearing interest at 2.25% due 11/15/2025 and having an approximate aggregate value of $51,462,160 (cost $50,453,000)	50,453,000	50,453,000

TOTAL INVESTMENTS
(cost $1,448,232,219)	102.0%	1,701,134,055
Liabilities in excess of other assets	(2.0)	(33,837,215)

NET ASSETS	100.0%	$1,667,296,840

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2022, the aggregate value of these securities was $26,431,159 representing 1.6% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

At February 28, 2022, the Fund had loaned securities with a total value of $82,718,139. This was secured by collateral of $47,075,302, which was received in cash and subsequently invested in short-term investments currently valued at $47,075,302 as reported in the Portfolio of Investments. Additional collateral of 39,693,423 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2022
United States Treasury Bills	0.00%	03/10/2022 to 06/16/2022	$1,857,684
United States Treasury Notes/Bonds	0.13% to 6.25%	03/31/2022 to 05/15/2051	37,835,739

(3)	The rate shown is the 7-day yield as of February 28, 2022.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements of open futures contracts.

ADR - American Depositary Receipt

BR - Bearer Shares

CDI - Chess Depositary Interest

CVA - Certification Van Aandelen (Dutch Cert.)

ETF - Exchange-Traded Funds

Euronext Amerstdam - Euronext Stock Exchange, Amsterdam

NES - Non-Voting Equity Securities

LSE - London Stock Exchange

TRQX - Turquoise Stock Exchange

XEGT - Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
615	Long	MSCI EAFE Index	March 2022	$68,763,246	$66,413,850	$(2,349,396)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*

Medical-Drugs	8.1%
Banks-Commercial	5.1
Diversified Banking Institutions	4.3
Exchange-Traded Funds	3.6
Oil Companies-Integrated	3.0
Repurchase Agreements	3.0
Auto-Cars/Light Trucks	2.9
Registered Investment Companies	2.9
Food-Misc./Diversified	2.6
Semiconductor Equipment	2.3
Insurance-Life/Health	2.1
Cosmetics & Toiletries	1.9
Telephone-Integrated	1.7
Metal-Diversified	1.6
Chemicals-Diversified	1.5
Food-Retail	1.4
Electric-Integrated	1.4
Insurance-Multi-line	1.2
Textile-Apparel	1.2
Diversified Minerals	1.1
Industrial Automated/Robotic	1.1
Real Estate Investment Trusts	1.0
Beverages-Wine/Spirits	1.0
Chemicals-Specialty	1.0
Electronic Components-Misc.	1.0
Medical Products	1.0
Audio/Video Products	0.9
Import/Export	0.9
Finance-Other Services	0.9
Computer Services	0.9
Enterprise Software/Service	0.8
Tobacco	0.8
Building & Construction Products-Misc.	0.8
Power Converter/Supply Equipment	0.8
Brewery	0.8
Commercial Services	0.8
Retail-Apparel/Shoe	0.8
Machinery-Electrical	0.8
Cellular Telecom	0.7
Diversified Manufacturing Operations	0.7
Real Estate Operations & Development	0.7
Electric-Generation	0.7
Transport-Services	0.7
Aerospace/Defense-Equipment	0.7
Medical-Biomedical/Gene	0.7
Machinery-General Industrial	0.7
Apparel Manufacturers	0.7
Insurance-Property/Casualty	0.7
Electronic Components-Semiconductors	0.7
Building-Heavy Construction	0.5
Investment Companies	0.5
Transport-Rail	0.5
Commercial Services-Finance	0.5
Electric-Distribution	0.5
Real Estate Management/Services	0.5
Industrial Gases	0.5
Insurance-Reinsurance	0.5
Building Products-Cement	0.5
Private Equity	0.5
Paper & Related Products	0.5
Distribution/Wholesale	0.5
Internet Content-Information/News	0.4
Soap & Cleaning Preparation	0.4
Medical Instruments	0.4
Auto/Truck Parts & Equipment-Original	0.4
Toys	0.4
Medical Labs & Testing Services	0.4
Building Products-Air & Heating	0.4
Retail-Building Products	0.4
Aerospace/Defense	0.4
Networking Products	0.4
Auto-Heavy Duty Trucks	0.4
Athletic Footwear	0.4
Human Resources	0.3
Building-Residential/Commercial	0.3
Machinery-Construction & Mining	0.3
Oil Companies-Exploration & Production	0.3
Rubber-Tires	0.3
Steel-Producers	0.3
Optical Supplies	0.3
Transport-Marine	0.3
Food-Dairy Products	0.3
Water	0.3
Gas-Distribution	0.3
Electronic Measurement Instruments	0.3
Public Thoroughfares	0.3
Food-Confectionery	0.3
Office Automation & Equipment	0.2
Gambling (Non-Hotel)	0.2
Building & Construction-Misc.	0.2
Food-Catering	0.2
Oil Refining & Marketing	0.2
Investment Management/Advisor Services	0.2
U.S. Government Treasuries	0.2
E-Commerce/Products	0.2
Energy-Alternate Sources	0.2
Machinery-Farming	0.2
Resorts/Theme Parks	0.2
Diversified Operations	0.2
Multimedia	0.2
Computer Aided Design	0.2
Finance-Investment Banker/Broker	0.2
Telecom Services	0.2
Electric Products-Misc.	0.2
Finance-Leasing Companies	0.2
Rental Auto/Equipment	0.2
Gold Mining	0.2
Dialysis Centers	0.2
Publishing-Periodicals	0.2
Advertising Services	0.2
Electronic Security Devices	0.2
Electric-Transmission	0.2
Casino Hotels	0.2
Entertainment Software	0.1
Hotels/Motels	0.1
Coatings/Paint	0.1
Beverages-Non-alcoholic	0.1
Machine Tools & Related Products	0.1
Airport Development/Maintenance	0.1
Metal-Iron	0.1
Computer Data Security	0.1
Security Services	0.1
E-Commerce/Services	0.1
Metal Processors & Fabrication	0.1
Bicycle Manufacturing	0.1
Advertising Agencies	0.1
Music	0.1
Casino Services	0.1
Computers-Integrated Systems	0.1
Diagnostic Kits	0.1
Applications Software	0.1
Fisheries	0.1
Semiconductor Components-Integrated Circuits	0.1
Miscellaneous Manufacturing	0.1
Telecommunication Equipment	0.1

Building Products-Doors & Windows	0.1
Diagnostic Equipment	0.1
Internet Gambling	0.1
Machinery-Material Handling	0.1
Computers-Periphery Equipment	0.1
Web Portals/ISP	0.1
Consulting Services	0.1
Metal-Aluminum	0.1
Building-Maintenance & Services	0.1
Electronics-Military	0.1
MRI/Medical Diagnostic Imaging	0.1
Gas-Transportation	0.1
Respiratory Products	0.1
Diversified Operations/Commercial Services	0.1
Filtration/Separation Products	0.1
Metal Products-Distribution	0.1
Medical-Generic Drugs	0.1
Pipelines	0.1
Medical-Hospitals	0.1
Wire & Cable Products	0.1
Agricultural Chemicals	0.1
Tools-Hand Held	0.1
Internet Security	0.1

102.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$111,505,554	$—	$0	$111,505,554
Portugal	2,420,507	—	0	2,420,507
Other Countries	1,425,270,468	—	—	1,425,270,468
Exchange-Traded Funds	60,355,246	—	—	60,355,246
Warrants	83,263	—	—	83,263
Short-Term Investment Securities:
Registered Investment Companies	47,075,302	—	—	47,075,302
U.S. Government Treasuries	—	3,970,715	—	3,970,715
Repurchase Agreements	—	50,453,000	—	50,453,000

Total Investments at Value	$1,646,710,340	$54,423,715	$0	$1,701,134,055

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,349,396	$—	$—	$2,349,396

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.

See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Principal Amount(1)/ Shares	Value (Note 1)
FOREIGN CORPORATE BONDS & NOTES - 6.8%
Bermuda - 0.2%

Inkia Energy, Ltd. Senior Notes 5.88% due 11/09/2027	$400,000	$390,004

Brazil - 0.2%

BRF SA Senior Notes 4.88% due 01/24/2030*	300,000	286,185

British Virgin Islands - 0.3%

Yunda Holding Investment, Ltd. Company Guar. Notes 2.25% due 08/19/2025	420,000	399,600

Cayman Islands - 0.8%

ABQ Finance, Ltd. Company Guar. Notes 3.13% due 09/24/2024	370,000	374,625
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*	255,000	223,128
QNB Finance, Ltd. Company Guar. Notes 1.38% due 01/26/2026	390,000	369,525
Termocandelaria Power, Ltd. Company Guar. Notes 7.88% due 01/30/2029	348,500	332,734

		1,300,012

Chile - 0.3%

Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027#	510,000	524,030

Colombia - 0.5%

Ecopetrol SA Senior Notes 5.38% due 06/26/2026	175,000	179,526
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	200,000	174,250
Ecopetrol SA Senior Notes 6.88% due 04/29/2030	300,000	313,881
Empresas Publicas de Medellin ESP Senior Notes 4.38% due 02/15/2031*	240,000	208,513

		876,170

India - 0.4%

Oil India, Ltd. Senior Notes 5.13% due 02/04/2029	200,000	212,949
ReNew Power, Ltd. Senior Sec. Notes 6.45% due 09/27/2022	430,000	431,204

		644,153

Indonesia - 0.1%

Indonesia Asahan Aluminium Persero PT Senior Notes 6.53% due 11/15/2028	200,000	225,750

Jersey - 0.2%

Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.63% due 03/31/2036	400,000	361,133

Luxembourg - 0.2%

Minerva Luxembourg SA Company Guar. Notes 4.38% due 03/18/2031*#	400,000	365,552

Malaysia - 0.3%

Petronas Capital, Ltd. Company Guar. Notes 3.50% due 03/18/2025	400,000	413,046

Mexico - 1.4%

Infraestructura Energetica Nova SAB de CV Senior Notes 4.75% due 01/15/2051*	250,000	219,690
Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028	340,000	327,733
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045	500,000	406,363
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	690,000	624,850
Petroleos Mexicanos Company Guar. Bonds 6.63% due 06/15/2038	300,000	257,250
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	500,000	414,547

		2,250,433

Netherlands - 0.6%

Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030	300,000	296,587
Minejesa Capital BV Senior Sec. Notes 5.63% due 08/10/2037	250,000	236,018
Mong Duong Finance Holdings BV Senior Sec. Notes 5.13% due 05/07/2029	420,000	363,300

		895,905

Peru - 0.5%

Auna SAA Senior Notes 6.50% due 11/20/2025	380,000	374,300
Banco de Credito del Peru Sub. Notes 3.13% due 07/01/2030*	500,000	476,635

		850,935

Singapore - 0.5%

BOC Aviation, Ltd. Senior Notes 2.63% due 09/17/2030*		580,000	542,537
LLPL Capital Pte, Ltd. Senior Sec. Notes 6.88% due 02/04/2039		261,510	276,547

			819,084

United Arab Emirates - 0.3%

DP World PLC Senior Notes 4.70% due 09/30/2049		400,000	400,752

Total Foreign Corporate Bonds & Notes
(cost $11,403,425)			11,002,744

FOREIGN GOVERNMENT OBLIGATIONS - 55.4%
Angola - 0.2%

Republic of Angola Senior Notes 8.25% due 05/09/2028		400,000	398,000

Argentina - 0.4%

Republic of Argentina Senior Notes 1.13% due 07/09/2035(5)		1,500,000	447,135
Republic of Argentina Senior Notes 2.00% due 01/09/2038(5)		650,000	240,552

			687,687

Australia - 1.2%

Commonwealth of Australia Senior Notes 0.25% due 11/21/2024	AUD	1,000,000	703,886
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	600,000	465,365
Commonwealth of Australia Senior Notes 3.25% due 04/21/2025	AUD	1,000,000	763,959

			1,933,210

Bahrain - 0.7%

Kingdom of Bahrain Senior Notes 4.25% due 01/25/2028*#		540,000	512,325
Kingdom of Bahrain Senior Notes 7.38% due 05/14/2030		600,000	635,204

			1,147,529

Belgium - 0.7%

Kingdom of Belgium Senior Notes 1.00% due 06/22/2031*	EUR	1,000,000	1,170,719

Brazil - 0.6%

Federative Republic of Brazil Senior Notes 3.88% due 06/12/2030		1,000,000	934,560

Canada - 0.8%

Government of Canada Notes 1.00% due 09/01/2026	CAD	550,000	421,735
Government of Canada Bonds 1.25% due 03/01/2025	CAD	1,000,000	781,547

			1,203,282

Chile - 0.1%

Republic of Chile Senior Notes 2.75% due 01/31/2027		200,000	200,380

Colombia - 1.3%

Republic of Colombia Senior Notes 3.13% due 04/15/2031		1,133,000	960,354
Republic of Colombia Senior Notes 4.50% due 03/15/2029		500,000	483,915
Republic of Colombia Senior Notes 5.00% due 06/15/2045		400,000	333,512
Republic of Colombia Senior Bonds 7.38% due 09/18/2037		300,000	333,000

			2,110,781

Dominican Republic - 0.7%

Dominican Republic Senior Notes 5.50% due 02/22/2029*		500,000	497,580
Dominican Republic Senior Notes 5.88% due 01/30/2060		700,000	590,107

			1,087,687

Ecuador - 0.3%

Republic of Ecuador Senior Bonds 0.50% due 07/31/2040(5)		800,000	490,208

Egypt - 0.7%

Arab Republic of Egypt Senior Notes 5.63% due 04/16/2030	EUR	500,000	444,407
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029		770,000	689,443

			1,133,850

El Salvador - 0.3%

Republic of El Salvador Senior Notes 5.88% due 01/30/2025		500,000	301,250
Republic of El Salvador Senior Notes 6.38% due 01/18/2027		420,000	229,950

			531,200

Finland - 0.4%

Republic of Finland Senior Notes 0.50% due 09/15/2028*	EUR	600,000	681,256

France - 4.1%

Government of France Bonds 0.50% due 05/25/2029	EUR	1,050,000	1,192,688
Government of France Bonds 0.75% due 11/25/2028	EUR	1,000,000	1,157,488
Government of France Bonds 1.25% due 05/25/2034	EUR	500,000	592,757
Government of France Bonds 1.25% due 05/25/2036*	EUR	1,000,000	1,182,035
Government of France Bonds 1.75% due 05/25/2066*	EUR	250,000	322,593
Government of France Bonds 5.50% due 04/25/2029	EUR	450,347	692,495
Government of France Bonds 6.00% due 10/25/2025	EUR	1,000,000	1,375,773

			6,515,829

Germany - 6.0%

Federal Republic of Germany Notes 0.01% due 11/15/2028	EUR	1,000,000	1,124,269
Federal Republic of Germany Bonds 0.01% due 05/15/2035	EUR	1,500,000	1,620,873
Federal Republic of Germany Notes 0.25% due 08/15/2028	EUR	800,000	914,900
Federal Republic of Germany Bonds 0.25% due 02/15/2029	EUR	700,000	800,665
Federal Republic of Germany Bonds 0.50% due 02/15/2026	EUR	1,000,000	1,154,775
Federal Republic of Germany Bonds 0.50% due 02/15/2028	EUR	1,800,000	2,088,820
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	500,000	853,282
Federal Republic of Germany Bonds 4.75% due 07/04/2034	EUR	50,000	87,663
Federal Republic of Germany Bonds 5.50% due 01/04/2031	EUR	600,000	999,864

			9,645,111

Ghana - 0.1%

Republic of Ghana Senior Notes 8.75% due 03/11/2061*		314,000	201,684

Guatemala - 0.7%

Republic of Guatemala Senior Notes 4.90% due 06/01/2030		1,150,000	1,155,750

Hungary - 0.5%

Republic of Hungary Senior Notes 3.13% due 09/21/2051		600,000	492,782
Republic of Hungary Senior Notes 5.38% due 03/25/2024		360,000	381,290

			874,072

Indonesia - 0.5%

Republic of Indonesia Senior Notes 3.85% due 10/15/2030#		300,000	318,854
Republic of Indonesia Senior Bonds 4.13% due 01/15/2025		400,000	418,720

			737,574

Ireland - 0.4%

Republic of Ireland Bonds 1.00% due 05/15/2026	EUR	600,000	702,048

Italy - 4.8%

Republic of Italy Bonds 1.25% due 12/01/2026	EUR	1,000,000	1,143,060
Republic of Italy Senior Notes 1.35% due 04/01/2030	EUR	1,000,000	1,112,728
Republic of Italy Senior Notes 2.00% due 02/01/2028	EUR	500,000	589,883
Republic of Italy Senior Notes 2.70% due 03/01/2047*	EUR	500,000	602,674
Republic of Italy Senior Notes 2.80% due 12/01/2028	EUR	1,400,000	1,730,724
Republic of Italy Senior Notes 3.00% due 08/01/2029	EUR	190,000	238,218
Republic of Italy Senior Notes 4.75% due 09/01/2028*	EUR	150,000	205,596
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	600,000	929,594
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	750,000	1,094,648

			7,647,125

Ivory Coast - 0.3%

Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028		550,000	560,547

Japan - 10.7%

Government of Japan Bonds 0.10% due 12/20/2029	JPY	200,000,000	1,741,695
Government of Japan Bonds 0.10% due 06/20/2030	JPY	300,000,000	2,607,794
Government of Japan Bonds 0.10% due 12/20/2030	JPY	170,000,000	1,475,251
Government of Japan Bonds 0.10% due 06/20/2031	JPY	120,000,000	1,037,971
Government of Japan Bonds 0.10% due 09/20/2031	JPY	150,000,000	1,295,246
Government of Japan Bonds 1.30% due 06/20/2035	JPY	75,000,000	731,890
Government of Japan Bonds 1.50% due 03/20/2034	JPY	90,000,000	893,659
Government of Japan Bonds 1.70% due 09/20/2032	JPY	130,000,000	1,304,874
Government of Japan Bonds 2.00% due 09/20/2040	JPY	85,000,000	918,775
Government of Japan Bonds 2.00% due 09/20/2041	JPY	100,000,000	1,086,757
Government of Japan Bonds 2.20% due 03/20/2051	JPY	33,000,000	384,676
Government of Japan Bonds 2.30% due 12/20/2036	JPY	130,000,000	1,432,256
Government of Japan Bonds 2.30% due 03/20/2039	JPY	200,000,000	2,233,741

			17,144,585

Mexico - 0.2%

United Mexican States Senior Notes 5.00% due 04/27/2051		380,000	385,248

Mongolia - 0.3%

Government of Mongolia Senior Notes 8.75% due 03/09/2024		400,000	433,080

Morocco - 0.3%

Kingdom of Morocco Senior Notes 3.00% due 12/15/2032		500,000	434,375

Nigeria - 0.6%

Federal Republic of Nigeria Senior Notes 6.50% due 11/28/2027		500,000	475,465
Federal Republic of Nigeria Senior Notes 7.14% due 02/23/2030		470,000	440,167

			915,632

Norway - 0.4%

Kingdom of Norway Senior Notes 3.00% due 03/14/2024*	NOK	5,000,000	581,819

Oman - 1.0%

Sultanate of Oman Senior Notes 4.75% due 06/15/2026		500,000	500,168
Sultanate of Oman Senior Notes 5.38% due 03/08/2027		620,000	628,730
Sultanate of Oman Senior Notes 6.75% due 01/17/2048		500,000	479,222

			1,608,120

Pakistan - 1.2%

Islamic Republic of Pakistan Senior Notes 6.00% due 04/08/2026		800,000	731,600
Islamic Republic of Pakistan Senior Notes 6.88% due 12/05/2027		675,000	627,750
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024		550,000	558,140

			1,917,490

Panama - 0.8%

Republic of Panama Senior Notes 2.25% due 09/29/2032		600,000	529,458
Republic of Panama Senior Notes 4.50% due 04/01/2056		500,000	482,150
Republic of Panama Senior Notes 6.70% due 01/26/2036		200,000	245,500

			1,257,108

Paraguay - 0.9%

Republic of Paraguay Senior Notes 3.85% due 06/28/2033*		400,000	381,604
Republic of Paraquay Senior Notes 4.95% due 04/28/2031		1,100,000	1,141,261

			1,522,865

Peru - 0.3%

Republic of Peru Senior Notes 2.78% due 01/23/2031		200,000	189,198
Republic of Peru Senior Notes 4.13% due 08/25/2027		225,000	236,736

			425,934

Philippines - 0.4%

Republic of the Philippines Senior Notes 2.95% due 05/05/2045		350,000	297,999
Republic of the Philippines Senior Notes 3.75% due 01/14/2029		400,000	418,779

			716,778

Poland - 0.3%

Republic of Poland Bonds 2.25% due 10/25/2024	PLN	2,200,000	501,307

Qatar - 1.7%

State of Qatar Senior Notes 3.40% due 04/16/2025*		480,000	497,807
State of Qatar Senior Notes 4.40% due 04/16/2050*		880,000	1,014,591
State of Qatar Senior Notes 4.82% due 03/14/2049		590,000	716,213
State of Qatar Senior Notes 5.10% due 04/23/2048		420,000	527,101

			2,755,712

Romania - 0.5%

Government of Romania Senior Notes 3.00% due 02/14/2031		500,000	456,940
Government of Romania Senior Notes 4.00% due 02/14/2051		440,000	371,800

			828,740

Saudi Arabia - 1.5%

Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030*		495,000	510,493
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030		1,150,000	1,185,995
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047		600,000	659,638

			2,356,126

South Africa - 0.6%

Republic of South Africa Senior Notes 4.30% due 10/12/2028		500,000	480,190
Republic of South Africa Senior Bonds 4.88% due 04/14/2026#		450,000	461,700

			941,890

Spain - 3.8%

Kingdom of Spain Bonds 0.60% due 10/31/2029*	EUR	800,000	884,515
Kingdom of Spain Senior Notes 1.00% due 10/31/2050*	EUR	500,000	459,933
Kingdom of Spain Senior Notes 1.30% due 10/31/2026*	EUR	1,000,000	1,168,914
Kingdom of Spain Senior Notes 1.40% due 04/30/2028*	EUR	1,000,000	1,173,817
Kingdom of Spain Senior Notes 1.45% due 10/31/2027*	EUR	600,000	705,424
Kingdom of Spain Senior Notes 1.95% due 07/30/2030*	EUR	1,000,000	1,218,014
Kingdom of Spain Bonds 6.00% due 01/31/2029	EUR	300,000	458,479

			6,069,096

Turkey - 0.3%

Hazine Mustesarligi Varlik Kiralama AS Senior Notes 7.25% due 02/24/2027*		400,000	403,500

United Arab Emirates - 1.3%

Emirate of Abu Dhabi Senior Notes 2.50% due 04/16/2025*		510,000	515,865
Emirate of Abu Dhabi Senior Notes 3.13% due 10/11/2027		1,050,000	1,099,911
Emirate of Abu Dhabi Senior Notes 3.13% due 04/16/2030		200,000	208,536
Emirate of Abu Dhabi Senior Bonds 3.88% due 04/16/2050*		215,000	230,342

			2,054,654

United Kingdom - 2.0%

United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2027	GBP	850,000	1,150,253
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	400,000	693,408

United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	200,000	406,974
United Kingdom Gilt Treasury Bonds 4.25% due 06/07/2032	GBP	300,000	510,110
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2055	GBP	200,000	456,212

			3,216,957

Uruguay - 0.3%

Oriental Republic of Uruguay Senior Notes 7.88% due 01/15/2033		300,000	415,878

Vietnam - 0.2%

Socialist Republic of Vietnam Senior Notes 4.80% due 11/19/2024		350,000	364,037

Total Foreign Government Obligations
(cost $93,911,253)			89,001,020

U.S. GOVERNMENT TREASURIES - 33.0%
United States - 33.0%

United States Treasury Bonds 1.25% due 05/15/2050		1,400,000	1,113,109
1.38% due 11/15/2040		1,000,000	862,578
1.88% due 02/15/2041		1,000,000	938,008
2.38% due 05/15/2051		1,000,000	1,039,336
2.50% due 02/15/2045		500,000	514,844
2.88% due 05/15/2049		400,000	453,078
3.00% due 02/15/2047		1,200,000	1,359,328
3.13% due 08/15/2044		900,000	1,026,668
3.38% due 05/15/2044		700,000	828,844
3.38% due 11/15/2048		450,000	554,291
3.75% due 11/15/2043		500,000	623,223
United States Treasury Notes 0.25% due 03/15/2024		2,100,000	2,048,648
0.25% due 06/30/2025		1,700,000	1,621,773
0.25% due 07/31/2025		1,500,000	1,428,867
0.50% due 06/30/2027		1,500,000	1,404,434
0.63% due 08/15/2030		1,000,000	906,250
0.75% due 03/31/2026		2,000,000	1,923,359
0.88% due 01/31/2024		2,300,000	2,276,461
1.13% due 02/28/2027		700,000	679,602
1.25% due 08/15/2031		1,000,000	949,375
1.50% due 11/30/2024		1,000,000	997,422
1.50% due 08/15/2026		1,000,000	990,078
1.63% due 05/15/2031		1,200,000	1,179,047
1.75% due 05/15/2023		1,000,000	1,006,797
2.00% due 08/15/2025		2,000,000	2,021,094
2.00% due 11/15/2026		1,500,000	1,517,695
2.13% due 03/31/2024		3,500,000	3,546,621
2.13% due 05/15/2025#		500,000	507,266
2.25% due 11/15/2024		1,500,000	1,526,484
2.25% due 11/15/2025		2,600,000	2,650,984
2.25% due 11/15/2027		600,000	615,258
2.38% due 08/15/2024#		2,050,000	2,090,600
2.38% due 05/15/2027		1,200,000	1,237,031
2.50% due 08/15/2023		1,500,000	1,526,426
2.50% due 05/15/2024		1,700,000	1,736,457
2.75% due 11/15/2023		1,500,000	1,534,629
2.75% due 02/15/2024		1,200,000	1,230,562
2.75% due 02/15/2028		1,600,000	1,687,000
2.88% due 08/15/2028		1,500,000	1,596,621
3.13% due 11/15/2028		1,200,000	1,298,672

Total U.S. Government Treasuries
(cost $54,012,063)			53,048,820

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.3%
China - 0.3%

China Minmetals Corp. 3.75% due 11/13/2022(2) (cost $410,486)		430,000	433,469

Total Long-Term Investment Securities
(cost $159,737,227)			153,486,053

SHORT-TERM INVESTMENT SECURITIES - 0.9%
Registered Investment Companies - 0.9%

State Street Navigator Securities Lending Government Money Market Portfolio 0.06%(3)(4) (cost $1,394,568)		1,394,568	1,394,568

TOTAL INVESTMENTS
(cost $161,131,795)		96.4%	154,880,621
Other assets less liabilities		3.6	5,737,765

NET ASSETS		100.0%	$160,618,386

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2022, the aggregate value of these securities was $17,445,340 representing 10.9% of net assets.

#	The security or a portion thereof is out on loan.
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)

At February 28, 2022, the Fund had loaned securities with a total value of $4,152,482. This was secured by collateral of $1,394,568 which was received in cash and subsequently invested in short-term investments currently valued at $1,394,568 as reported in the Portfolio of Investments. Additional collateral of $2,922,529 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2022
Federal Home Loan Mtg. Corp.	2.00% to 4.50%	07/01/2032 to 02/01/2052	$1,066,926
Federal National Mtg. Assoc.	2.00% to 6.00%	06/01/2027 to 12/01/2051	1,133,031
Government National Mtg. Assoc.	3.00% to 5.00%	07/15/2039 to 04/15/2062	530,465
United States Treasury Notes/Bonds	0.13% to 3.88%	04/15/2022 to 08/15/2049	192,107

(4)	The rate shown is the 7-day yield as of February 28, 2022.
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of February 28, 2022.

AUD  - Australian Dollar

CAD - Canadian Dollar

EUR - Euro Currency

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

PLN - Polish Zloty

Industry Allocation*
Sovereign	55.4%
United States Treasury Notes	27.4
United States Treasury Bonds	5.6
Oil Companies-Integrated	2.1
Banks-Commercial	1.2
Registered Investment Companies	0.9
Electric-Generation	0.8
Food-Meat Products	0.4
Finance-Leasing Companies	0.3
Building & Construction-Misc.	0.3
Energy-Alternate Sources	0.3
Warehousing & Harbor Transportation Services	0.3
Transport-Services	0.3
Medical Labs & Testing Services	0.2
Pipelines	0.2
Independent Power Producers	0.2
Chemicals-Diversified	0.2
Metal-Aluminum	0.1
Electric-Distribution	0.1
Electric-Integrated	0.1

96.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Corporate Bonds & Notes	$—	$11,002,744	$—	$11,002,744
Foreign Government Obligations	—	89,001,020	—	89,001,020
U.S. Government Treasuries	—	53,048,820	—	53,048,820
Preferred Securities/Capital Securities	—	433,469	—	433,469
Short-Term Investment Securities	1,394,568	—	—	1,394,568

Total Investments at Value	$1,394,568	$153,486,053	$—	$154,880,621

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 94.2%
Bermuda - 4.5%

AutoStore Holdings, Ltd.†#	1,324,285	$4,444,177
Brookfield Infrastructure Partners LP	301,155	17,861,503

		22,305,680

Canada - 9.2%

Brookfield Asset Management, Inc., Class A#	404,150	22,082,756
Canada Goose Holdings, Inc.†#	529,982	13,832,530
Shopify, Inc., Class A†	13,858	9,621,055

		45,536,341

Cayman Islands - 0.5%

Grab Holdings, Inc. PIPE shares†(1)	478,823	2,647,700

China - 3.0%

Foshan Haitian Flavouring & Food Co., Ltd., Class A	933,741	14,647,382

Denmark - 9.4%

Chr. Hansen Holding A/S	143,494	10,483,521
DSV A/S	193,751	35,840,868

		46,324,389

France - 6.2%

Hermes International	16,045	22,344,141
Pernod Ricard SA	37,662	8,262,007

		30,606,148

Germany - 8.5%

adidas AG	96,629	22,974,607
HelloFresh SE†	169,016	9,263,207
Puma SE	104,352	9,592,041

		41,829,855

Hong Kong - 1.9%

AIA Group, Ltd.	919,918	9,564,576

India - 5.6%

HDFC Bank, Ltd.	1,456,658	27,622,323

Italy - 5.1%

Moncler SpA	410,068	24,911,347

Japan - 5.6%

Change, Inc.†#	123,500	1,890,662
Keyence Corp.	41,300	19,319,915
Pigeon Corp.	353,100	6,505,161

		27,715,738

Netherlands - 10.4%

Adyen NV†*	6,138	12,831,231
ASML Holding NV	40,492	27,191,044
Davide Campari-Milano NV	1,031,529	11,274,552

		51,296,827

Singapore - 1.4%

Grab Holdings, Ltd., Class A†#	1,167,241	6,723,308

Sweden - 3.2%

Evolution AB*	90,672	10,537,390
Vitrolife AB	158,587	5,304,008

		15,841,398

Switzerland - 5.9%

Chocoladefabriken Lindt & Spruengli AG	46	5,191,364
Kuehne & Nagel International AG	38,381	10,521,190
Straumann Holding AG#	8,366	13,313,899

		29,026,453

Taiwan - 4.9%

Taiwan Semiconductor Manufacturing Co., Ltd.	1,128,000	24,017,421

United Kingdom - 4.8%

Diageo PLC	166,901	8,340,192
Rightmove PLC	1,716,070	15,483,982

		23,824,174

United States - 4.1%

EPAM Systems, Inc.†	31,609	6,566,770
MercadoLibre, Inc.†	12,147	13,685,417

		20,252,187

Total Common Stocks
(cost $368,566,431)		464,693,247

OPTIONS - PURCHASED†(2) - 0.0%
United States - 0.0%
Over the Counter Call Options on Currency Contracts
(cost $647,722)	104,052,161	18,116

Total Long-Term Investment Securities
(cost $369,214,153)		464,711,363

SHORT-TERM INVESTMENT SECURITIES - 2.3%
Registered Investment Companies - 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio 0.06%(2)(3) (cost $11,098,472)	11,098,472	11,098,472

TOTAL INVESTMENTS
(cost $380,312,625)	96.5%	475,809,835
Other assets less liabilities	3.5	17,342,607

NET ASSETS	100.0%	$493,152,442

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2022, the aggregate value of these securities was $23,368,621 representing 4.7% of net assets.

(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2022, the Fund held the following restricted securities:

						Value as a
	Acquisition		Acquisition		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
Grab Holdings, Inc. PIPE Shares	04/12/2021	478,823	$4,788,230	$2,647,700	$5.53	0.54%

(2)	Options - Purchased

Over the Counter Call Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000’s)	Premiums Paid	Value at February 28, 2022	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.375 CNH per $1 USD	JPMorgan Chase Bank N.A.	July 2022	CNH	7.38	$39,678	$210,490	$7,816	$(202,674)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.31 CNH per $1 USD	JPMorgan Chase Bank N.A.	August 2022	CNH	7.31	64,375	437,232	10,300	(426,932)

						$647,722	$18,116	$(629,606)

CNH	- Chinese Yuan
USD	- United States Dollar

(2)	The rate shown is the 7-day yield as of February 28, 2022.
(3)

At February 28, 2022, the Fund had loaned securities with a total value of $23,510,585. This was secured by collateral of $11,098,472, which was received in cash and subsequently invested in short-term investments currently valued at $11,098,472 as reported in the Portfolio of Investments. Additional collateral of $13,180,578 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2022
United States Treasury Bills	0.00%	03/10/2022 to 04/28/2022	$195,398
United States Treasury Notes/Bonds	0.13% to 6.88%	03/31/2022 to 02/15/2051	12,985,180

PIPE - Private investment in public equity

Industry Allocation*
Transport-Services	9.4%
Apparel Manufacturers	7.3
Athletic Footwear	6.6
E-Commerce/Services	5.9
Beverages-Wine/Spirits	5.7
Banks-Commercial	5.6
Semiconductor Equipment	5.5
Retail-Apparel/Shoe	5.1
Semiconductor Components-Integrated Circuits	4.9
Private Equity	4.5
Industrial Automated/Robotic	3.9
Electric-Transmission	3.6
Food-Misc./Diversified	3.0
Medical Products	2.7
Commercial Services-Finance	2.6
Registered Investment Companies	2.3
Gambling (Non-Hotel)	2.1
Chemicals-Specialty	2.1
Internet Application Software	1.9
Insurance-Life/Health	1.9
Internet Content-Information/News	1.9
Food-Retail	1.9
Computer Services	1.7
Cosmetics & Toiletries	1.3
Medical-Biomedical/Gene	1.1
Food-Confectionery	1.1
Computers-Other	0.9

96.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cayman Islands	$—	$2,647,700		$—	$2,647,700
Other Countries	438,028,126	24,017,421	**	—	462,045,547
Options - Purchased	—	18,116		—	18,116
Short-Term Investment Securities	11,098,472	—		—	11,098,472

Total Investments at Value	$449,126,598	$26,683,237		$—	$475,809,835

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

VALIC Company I International Opportunities Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 93.4%
Australia - 3.2%

Ansell, Ltd.	33,428	$623,964
ASX, Ltd.#	10,612	634,558
AUB Group, Ltd.	88,576	1,388,944
carsales.com, Ltd.	12,764	190,045
Codan, Ltd.	49,835	264,948
Deterra Royalties, Ltd.	128,370	415,829
Domain Holdings Australia, Ltd.	668,927	1,919,074
HUB24, Ltd.#	140,478	2,855,795
Iluka Resources, Ltd.	85,863	666,653
IPH, Ltd.	219,347	1,320,694
IRESS, Ltd.	50,920	383,146
Omni Bridgeway, Ltd.†#	187,007	441,425
Orica, Ltd.#	40,518	429,358
Pinnacle Investment Management Group, Ltd.#	37,151	276,843
Pro Medicus, Ltd.#	67,686	2,297,262
SEEK, Ltd.	21,372	413,984
Seven Group Holdings, Ltd.#	27,787	447,832
Sonic Healthcare, Ltd.	9,787	249,146
Steadfast Group, Ltd.	250,813	845,247
Tabcorp Holdings, Ltd.	185,686	672,970
Webjet, Ltd.†#	83,452	322,451
WiseTech Global, Ltd.	23,517	744,363

		17,804,531

Austria - 0.4%

Mayr-Melnhof Karton AG	4,526	855,607
Vienna Insurance Group AG Wiener Versicherung Gruppe	54,536	1,430,875

		2,286,482

Belgium - 0.1%

Melexis NV	5,790	531,049

Bermuda - 1.0%
Cafe de Coral Holdings, Ltd.	522,000	800,241
China Resources Gas Group, Ltd.	180,000	825,762
Credicorp, Ltd.	3,366	509,108
Dairy Farm International Holdings, Ltd.	204,900	542,985
Esprit Holdings, Ltd.†	201,250	22,920
Hiscox, Ltd.	66,014	816,326
Midland Holdings, Ltd.†	1,360,000	168,812
Shangri-La Asia, Ltd.†	960,000	782,535
VTech Holdings, Ltd.	123,149	1,012,505

		5,481,194

Brazil - 2.9%

Anima Holding SA†	209,869	292,090
Cia Brasileira de Aluminio†	538,571	2,086,666
Cia de Saneamento Basico do Estado de Sao Paulo	16,200	130,218
Embraer SA ADR†	160,662	2,213,922
Energisa SA	47,300	404,809
Equatorial Energia SA	55,700	276,462
Fleury SA	43,276	150,870
Gerdau SA (Preference Shares)	89,300	441,326
Hapvida Participacoes e Investimentos SA*	139,700	328,932
Hypera SA	76,267	495,942
JBS SA	52,097	362,941
Localiza Rent a Car SA	31,600	352,822
Lojas Renner SA	68,417	336,261
Magazine Luiza SA	173,167	202,018
Multiplan Empreendimentos Imobiliarios SA	197,142	845,326
Petro Rio SA†	517,656	2,594,460
Rumo SA†	92,306	277,722
Sendas Distribuidora SA	58,900	153,890
SLC Agricola SA	359,363	3,067,180
Suzano SA	37,600	401,932
TOTVS SA	64,500	413,791
Transmissora Alianca de Energia Eletrica SA	37,184	284,598

		16,114,178

Canada - 8.8%

Agnico Eagle Mines, Ltd.	20,930	1,057,316
Aritzia, Inc.†	117,353	4,461,728
ATS Automation Tooling Systems, Inc.†	257,081	9,968,861
Capital Power Corp.	102,652	3,154,474
Dollarama, Inc.	27,749	1,433,972
Enerplus Corp.	799,485	10,218,270
Granite Real Estate Investment Trust	97,783	7,241,728
Major Drilling Group International, Inc.†#	445,020	3,261,724
TMX Group, Ltd.	12,179	1,230,295
Vermilion Energy, Inc.†	328,987	6,151,473

		48,179,841

Cayman Islands - 2.1%

Airtac International Group	10,000	329,447
ASM Pacific Technology, Ltd.	71,600	782,464
Burning Rock Biotech, Ltd. ADR†	9,158	77,202
China Literature, Ltd.†#*	73,600	396,980
ESR Cayman, Ltd.†*	217,000	670,610
Haitian International Holdings, Ltd.	456,000	1,216,646
iClick Interactive Asia Group, Ltd. ADR†	20,374	49,305
Kingsoft Cloud Holdings, Ltd. ADR†#	10,034	67,629
LK Technology Holdings, Ltd.#	657,500	1,102,200
MGM China Holdings, Ltd.†#	2,098,800	1,348,242
Pacific Textiles Holdings, Ltd.	1,249,000	605,752
Shenguan Holdings Group, Ltd.	414,000	24,370
Silicon Motion Technology Corp. ADR	12,119	879,112
Tingyi Cayman Islands Holding Corp.	432,000	955,258
Trip.com Group, Ltd.†#	12,024	321,580
Vipshop Holdings, Ltd. ADR†	26,095	226,244
Xtep International Holdings, Ltd.#	1,417,500	2,339,947

		11,392,988

Chile - 0.1%

Aguas Andinas SA, Class A	1,227,406	258,781
Banco Santander Chile	5,353,169	262,568

		521,349

China - 0.2%

Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A Class A	21,900	292,183

Yunnan Baiyao Group Co., Ltd., Class A	6,400	91,522
Zhejiang Supor Co., Ltd., Class A	57,100	457,538

		841,243

Colombia - 0.0%

Bancolombia SA ADR	6,296	228,104

Denmark - 0.7%
Carlsberg A/S, Class B	4,487	657,661
Demant A/S†	9,204	388,391
Dfds A/S†	5,081	236,240
Jyske Bank A/S†	9,282	505,731
Royal Unibrew A/S	17,784	1,893,957
SimCorp A/S	2,106	190,566

		3,872,546

Faroe Islands - 0.2%

Bakkafrost P/F	20,262	1,376,726

Finland - 0.6%

Valmet Oyj	89,104	3,107,134

France - 2.0%

Alten SA	4,339	662,627
Cie Plastic Omnium SA	10,513	223,495
Legrand SA	20,238	1,924,723
LISI	20,473	606,021
Rothschild & Co.	37,756	1,483,803
SEB SA	5,488	804,252
SOITEC†	18,735	3,100,576
Somfy SA	3,579	642,072
Verallia SA*	5,930	156,252
Virbac SA	2,963	1,215,948

		10,819,769

Germany - 7.3%

Amadeus Fire AG	4,765	769,357
CANCOM SE	14,268	816,857
CTS Eventim AG & Co. KGaA†	30,195	2,120,748
Duerr AG	93,698	3,397,603
Evotec SE†	101,872	3,031,504
GEA Group AG	43,632	1,911,397
Gerresheimer AG	16,364	1,183,454
K+S AG†	338,407	8,704,325
LEG Immobilien SE	21,396	2,766,077
MTU Aero Engines AG	1,300	315,139
Rational AG	86	63,449
Salzgitter AG†	102,071	4,506,926
Scout24 AG*	15,373	899,770
Steico SE	22,877	2,277,794
Symrise AG	24,409	2,914,754
TAG Immobilien AG	165,246	4,257,781

		39,936,935

Greece - 0.5%

Eurobank Ergasias Services and Holdings SA†	1,214,814	1,329,692
Hellenic Telecommunications Organization SA	58,689	1,171,329

		2,501,021

Hong Kong - 0.2%

China Resources Beer Holdings Co., Ltd.	56,000	443,222
Techtronic Industries Co., Ltd.	48,000	801,576

		1,244,798

India - 1.0%

Bharat Heavy Electricals, Ltd.†	465,343	308,489
CESC, Ltd.	996,623	1,032,369
Dabur India, Ltd.	57,962	434,326
Embassy Office Parks REIT	108,283	532,379
Hero MotoCorp, Ltd.	18,985	635,836
Mahindra & Mahindra, Ltd.	78,768	827,013
MOIL, Ltd.	196,092	439,302
Shriram Transport Finance Co., Ltd.	69,371	1,035,720
Spencer’s Retail, Ltd.†	23,294	24,717

		5,270,151

Indonesia - 0.6%

Indocement Tunggal Prakarsa Tbk PT	822,200	630,034
Kalbe Farma Tbk PT	10,751,401	1,231,608
United Tractors Tbk PT	712,200	1,240,214

		3,101,856

Ireland - 2.3%

DCC PLC	14,213	1,117,311
Flutter Entertainment PLC†	8,501	1,231,072
Glenveagh Properties PLC†*	2,734,447	3,740,518
Grafton Group PLC	355,324	5,167,073
Greencore Group PLC†	40,097	71,864
Hibernia REIT PLC	145,663	189,457
ICON PLC†	1,216	289,420
Kerry Group PLC, Class A	7,001	833,656
Kingspan Group PLC	2,535	246,831

		12,887,202

Israel - 0.6%

Inmode, Ltd.†	79,377	3,388,604

Italy - 3.0%

Azimut Holding SpA	120,833	2,899,357
Buzzi Unicem SpA	20,714	397,273
Carel Industries SpA†*	5,109	126,026
Cembre SpA	18,359	615,492
Enav SpA†*	154,599	711,751
FinecoBank Banca Fineco SpA	32,303	540,579
Gruppo MutuiOnline SpA	4,447	185,736
Infrastrutture Wireless Italiane SpA#*	42,307	432,243
Italgas SpA	201,190	1,303,426
OVS SpA†*	557,757	1,414,621
Reply SpA	29,329	4,791,364
Tinexta Spa	93,061	3,007,212

		16,425,080

Japan - 23.8%

ABC-Mart, Inc.#	6,100	264,237
Aeon Delight Co., Ltd.#	9,400	243,166

AEON Financial Service Co., Ltd.#	80,800	834,953
Air Water, Inc.	25,400	369,406
Amano Corp.	8,041	157,232
Amvis Holdings, Inc.	78,900	3,534,424
Arata Corp.	4,800	167,007
Argo Graphics, Inc.	21,800	604,897
Ariake Japan Co., Ltd.	4,200	209,699
As One Corp.#	11,400	685,200
Asante, Inc.	5,400	73,462
Asics Corp.	195,500	3,889,084
Azbil Corp.	26,500	998,086
Bandai Namco Holdings, Inc.	3,200	232,975
Bank of Kyoto, Ltd.	10,600	472,996
BML, Inc.†	19,200	555,299
Central Automotive Products, Ltd.	1,900	43,184
Chiba Bank, Ltd.	81,600	517,431
CKD Corp.	122,100	2,105,008
COMSYS Holdings Corp.	12,400	299,093
Comture Corp.	21,300	542,667
Cosmos Pharmaceutical Corp.	2,200	303,692
Daifuku Co., Ltd.	2,700	193,989
Daikyonishikawa Corp.	10,587	51,938
Daiseki Co., Ltd.#	73,080	2,968,587
Daito Pharmaceutical Co., Ltd.	19,700	515,783
Daiwa Securities Group, Inc.	331,000	1,962,996
Demae-Can Co., Ltd†	19,700	126,290
DeNA Co., Ltd.	10,900	167,247
Digital Garage, Inc.	11,400	395,155
Dip Corp.#	71,800	2,117,183
DMG Mori Co., Ltd.	179,200	2,489,300
Doshisha Co., Ltd.	4,200	56,589
DTS Corp.	10,200	243,455
Eiken Chemical Co., Ltd.	24,200	366,268
Elecom Co., Ltd.	27,200	372,162
Ezaki Glico Co., Ltd.	14,600	499,091
Fuji Seal International, Inc.	53,400	842,583
Fuji Soft, Inc.	10,900	532,840
Fujimi, Inc.	67,700	3,986,683
Fujitec Co., Ltd.	46,200	1,103,110
Fukuda Denshi Co., Ltd.	10,100	710,729
Fukui Computer Holdings, Inc.#	6,700	183,578
Fukuoka Financial Group, Inc.	157,600	3,126,913
Fukushima Galilei Co., Ltd.	19,800	678,572
FULLCAST Holdings Co., Ltd.	24,200	498,040
GungHo Online Entertainment, Inc.	10,400	228,598
Hamakyorex Co., Ltd.	3,600	90,935
Heian Ceremony Service Co., Ltd.	11,800	87,655
Hirose Electric Co., Ltd.	3,000	447,528
Hogy Medical Co., Ltd.	3,000	87,418
Insource Co., Ltd.	103,800	1,764,234
Inter Action Corp.#	15,000	278,694
Iriso Electronics Co., Ltd.	7,100	252,590
Iwatani Corp.	15,800	747,636
JAFCO Group Co., Ltd.	8,100	121,185
Japan Exchange Group, Inc.	4,300	80,790
Japan Pure Chemical Co., Ltd.#	1,600	35,030
JCU Corp.	22,100	947,706
Jeol, Ltd.	7,700	441,378
JGC Holdings Corp.	8,460	84,773
JM Holdings Co., Ltd.	8,300	128,725
JMDC, Inc.†	44,900	2,460,488
Kakaku.com, Inc.	17,700	385,516
Kansai Paint Co., Ltd.	33,400	667,913
Katitas Co., Ltd.	126,500	3,966,707
Kato Sangyo Co., Ltd.	20,700	557,270
Kawai Musical Instruments Manufacturing Co., Ltd.†	3,800	102,301
KH Neochem Co., Ltd.	13,100	322,244
Kikkoman Corp.	3,800	282,277
Kintetsu World Express, Inc.	8,900	232,632
Kitanotatsujin Corp.#	36,600	70,994
Kobayashi Pharmaceutical Co., Ltd.	8,900	760,214
Koito Manufacturing Co., Ltd.	20,700	1,065,924
Konami Holdings Corp.	5,100	287,461
Kureha Corp.	5,900	471,630
Lion Corp.	34,800	455,565
Mebuki Financial Group, Inc.	1,345,900	3,172,608
Medipal Holdings Corp.	24,400	445,064
Meitec Corp.	12,200	715,244
METAWATER Co., Ltd.	35,600	651,524
MISUMI Group, Inc.	7,400	235,907
Mitsubishi Pencil Co., Ltd.#	7,600	84,683
Mitsui High-Tec, Inc.#	61,700	4,481,320
MonotaRO Co., Ltd.	25,500	476,884
Morinaga & Co., Ltd.	26,900	875,101
Nabtesco Corp.	26,400	725,647
Nakanishi, Inc.	73,200	1,367,028
NGK Spark Plug Co., Ltd.	26,900	483,879
Nihon Kohden Corp.	16,700	451,764
Nihon Parkerizing Co., Ltd.	33,700	289,029
Nippo Corp.#	13,400	464,480
Nippon Television Holdings, Inc.	24,800	284,100
Nishimatsuya Chain Co., Ltd.#	58,700	728,102
Nissei ASB Machine Co., Ltd.	4,600	119,716
Nitto Denko Corp.	4,300	312,312
NOF Corp.	10,200	441,839
Nohmi Bosai, Ltd.	21,600	373,888
Nomura Research Institute, Ltd.	46,900	1,621,602
NS Solutions Corp.	116,200	3,674,049
Obara Group, Inc.	3,900	105,162
OBIC Business Consultants Co., Ltd.	3,000	109,077
OBIC Co., Ltd.	26,900	4,284,252
Omron Corp.	6,800	458,992
Oracle Corp. Japan	8,400	596,216
PALTAC Corp.	15,200	588,353
Paramount Bed Holdings Co., Ltd.	43,900	771,348
Park24 Co., Ltd.†	11,600	172,741
Pasona Group, Inc.	19,800	431,944
PCA Corp.	45,000	594,181
Poletowin Pitcrew Holdings, Inc.	46,400	425,396
Proto Corp.	36,700	368,389
Rakuten Group, Inc.	3,800	32,194
Rinnai Corp.	3,000	245,814
Ryohin Keikaku Co., Ltd.#	38,600	567,089
S Foods, Inc.#	27,000	776,193
Sagami Rubber Industries Co., Ltd.	8,600	59,021
San-A Co, Ltd.#	3,000	111,295
San-Ai Oil Co., Ltd.	100,100	827,165

Sankyu, Inc.	20,300	703,653
Santen Pharmaceutical Co., Ltd.	65,600	744,073
SCSK Corp.	27,000	459,844
Seino Holdings Co., Ltd.	119,500	1,249,415
Senko Group Holdings Co., Ltd.	20,900	171,069
Seria Co., Ltd.	5,900	151,137
SG Holdings Co., Ltd.	107,200	2,267,737
Shima Seiki Manufacturing, Ltd.	6,100	94,871
Shimadzu Corp.	20,300	724,842
Shimamura Co., Ltd.	2,000	180,751
Shizuoka Bank, Ltd.	33,000	245,423
SK Kaken Co., Ltd.#	3,800	1,256,034
SMS Co., Ltd.	92,900	2,492,902
Sohgo Security Services Co., Ltd.	18,300	659,001
SRE Holdings Corp.†#	33,900	1,080,707
Stanley Electric Co., Ltd.	28,100	666,539
Sugi Holdings Co., Ltd.#	7,600	429,696
Sundrug Co., Ltd.	34,300	930,857
Suzuken Co., Ltd.	10,900	351,751
T Hasegawa Co., Ltd.	99,900	2,088,111
Taisei Lamick Co, Ltd.	7,200	174,418
Taiyo Yuden Co., Ltd.	64,600	2,865,742
Takasago International Corp.	5,100	122,526
Takuma Co., Ltd.	31,300	396,134
TBS Holdings, Inc.	29,200	472,422
TechnoPro Holdings, Inc.	144,300	4,148,319
Temairazu, Inc.	8,400	358,753
THK Co., Ltd.	4,000	91,158
Toei Co., Ltd.	2,700	418,510
Toho Co., Ltd.#	19,600	815,779
Tokyo Seimitsu Co., Ltd.	56,700	2,327,874
Toshiba TEC Corp.	6,900	292,589
TOTO, Ltd.	4,300	180,842
Toyo Seikan Group Holdings, Ltd.	45,400	605,386
Trancom Co., Ltd.	3,000	189,971
TS Tech Co., Ltd.	32,300	434,357
Tsugami Corp.	175,100	1,919,071
Unicharm Corp.	28,400	1,067,177
USS Co., Ltd.	64,600	1,069,877
Yamato Holdings Co., Ltd.	60,800	1,188,870
Zojirushi Corp.#	5,500	69,369
ZOZO, Inc.	43,000	1,215,587
Zuken, Inc.	18,000	501,805

		131,081,831

Jersey - 0.2%

Breedon Group PLC	853,112	944,171

Luxembourg - 0.8%

Allegro.eu SA†*	10,205	76,246
Befesa SA*	59,908	4,184,805
Eurofins Scientific SE	993	100,807

		4,361,858

Malaysia - 0.1%

Alliance Bank Malaysia Bhd	908,700	742,370

Mauritius - 0.2%

MakeMyTrip, Ltd.†#	34,437	966,991

Mexico - 1.1%

Bolsa Mexicana de Valores SAB de CV	171,400	331,318
Corp Inmobiliaria Vesta SAB de CV	106,012	190,481
Genomma Lab Internacional SAB de CV, Class B#	352,702	321,515
Gruma SAB de CV, Class B	27,393	370,951
Grupo Aeroportuario del Centro Norte SAB de CV	387,494	2,790,842
Grupo Aeroportuario del Pacifico SAB de CV, Class B	23,567	345,157
Grupo Aeroportuario del Sureste SAB de CV ADR	963	207,950
Grupo Cementos de Chihuahua SAB de CV	74,265	493,106
Grupo Financiero Inbursa SAB de CV, Class O†	46,550	76,072
Orbia Advance Corp SAB de CV	175,793	449,074
Prologis Property Mexico SA de CV	60,171	144,544
Telesites SAB de CV#	193,400	215,676

		5,936,686

Netherlands - 1.0%

Aalberts NV	14,795	824,634
ASM International NV	3,657	1,181,738
Euronext NV*	7,639	692,499
IMCD NV	7,417	1,203,370
Just Eat Takeaway.com NV (Euronext Amsterdam)†#*	28,470	1,156,214
Just Eat Takeaway.com NV (LSE)†*	2,461	99,934
Wolters Kluwer NV	6,016	612,621

		5,771,010

New Zealand - 0.2%

Auckland International Airport, Ltd.†	89,305	430,217
Freightways, Ltd.	60,151	495,704
Mainfreight, Ltd.#	8,442	453,464

		1,379,385

Norway - 1.3%

Aker Solutions ASA†	1,044,061	3,292,372
Borregaard ASA	3,829	84,522
TOMRA Systems ASA	82,074	3,865,460

		7,242,354

Peru - 0.0%

Cia de Minas Buenaventura SAA ADR†#	13,131	129,997

Philippines - 0.4%

Metropolitan Bank & Trust Co.	876,472	976,137
Universal Robina Corp.	438,030	1,025,231

		2,001,368

Portugal - 0.2%

Galp Energia SGPS SA	75,240	831,649
NOS SGPS SA	89,540	344,762

		1,176,411

Russia - 0.1%

Detsky Mir PJSC†(1)	601,792	263,076
Moscow Exchange MICEX-RTS PJSC†(1)	205,642	100,595

		363,671

Singapore - 0.7%

Ascendas India Trust	404,200	354,797
Capitaland Investment, Ltd.†	167,600	456,181
City Developments, Ltd.	93,800	492,628
Mapletree Commercial Trust#	331,300	442,320
Singapore Technologies Engineering, Ltd.	398,500	1,122,866
Venture Corp., Ltd.	87,763	1,134,827

		4,003,619

South Africa - 1.3%

AVI, Ltd.	134,853	628,386
Motus Holdings, Ltd.	295,138	2,111,001
Transaction Capital, Ltd.	1,483,748	4,272,847

		7,012,234

South Korea - 3.2%

Amorepacific Corp.	6,780	1,037,568
Doosan Bobcat, Inc.	24,268	770,012
Doosan Fuel Cell Co., Ltd.†	44,446	1,434,279
Douzone Bizon Co., Ltd.	11,549	463,939
Hansae Co., Ltd.	160,783	3,028,848
L&F Co., Ltd.†	14,756	2,393,163
LEENO Industrial, Inc.	22,477	3,366,830
LS Electric Co., Ltd.	20,587	735,403
OCI Co., Ltd.#	29,000	2,532,540
Orion Corp.	11,908	906,210
Samsung Fire & Marine Insurance Co., Ltd.	5,603	887,738
TK Corp.†	26,667	232,880

		17,789,410

Spain - 1.6%

Amadeus IT Group SA†	24,049	1,616,278
Banco de Sabadell SA†	4,275,681	3,714,473
Cellnex Telecom SA#*	62,587	2,851,939
Viscofan SA	12,868	797,882

		8,980,572

Sweden - 2.7%

Catena AB	71,709	3,724,691
Essity AB, Class B	29,278	756,357
Fortnox AB	430,186	1,725,803
Intrum AB	90,701	2,331,645
Karnov Group AB	40,701	238,479
MIPS AB	57,435	4,514,324
Saab AB, Series B	19,182	579,379
Swedish Match AB	109,110	798,730
Thule Group AB*	9,643	382,171

		15,051,579

Switzerland - 1.4%

DKSH Holding AG	1,554	133,101
Julius Baer Group, Ltd.	13,265	778,167
Kardex Holding AG	3,079	805,757
Partners Group Holding AG	100	135,918
SIG Combibloc Group AG	68,159	1,536,940
Sika AG	5,791	1,932,228
Sonova Holding AG	3,916	1,524,383
Straumann Holding AG	34	54,109
Temenos AG	2,812	283,990
VAT Group AG*	1,540	585,035

		7,769,628

Taiwan - 2.1%

Advantech Co., Ltd.	65,571	860,519
Chroma ATE, Inc.	152,000	1,032,456
E.Sun Financial Holding Co., Ltd.	868,881	918,445
Kindom Development Co., Ltd.	1,122,100	1,492,836
Merida Industry Co., Ltd.	130,000	1,315,171
Tripod Technology Corp.	273,000	1,242,369
Voltronic Power Technology Corp.	18,675	975,781
Wafer Works Corp.	1,053,000	2,732,346
Win Semiconductors Corp.	79,000	869,189

		11,439,112

Thailand - 0.4%

AEON Thana Sinsap Thailand PCL	82,600	498,001
Land & Houses PCL	5,445,400	1,599,873

		2,097,874

Turkey - 0.0%

Selcuk Ecza Deposu Ticaret ve Sanayi AS	71,719	54,151

United Kingdom - 12.8%

4imprint Group PLC†	5,210	189,408
Abcam PLC†	16,778	279,095
Admiral Group PLC	7,212	288,022
Allfunds Group Plc†	21,691	248,415
Auto Trader Group PLC*	131,181	1,166,743
Babcock International Group PLC†	47,215	209,652
Bellway PLC	20,360	787,705
Big Yellow Group PLC	35,081	665,916
Britvic PLC	22,203	253,473
Bunzl PLC	26,232	1,044,798
Burberry Group PLC	19,465	506,579
Capricorn Energy PLC†#	69,113	206,013
Coats Group PLC	181,302	149,092
Compass Group PLC	44,661	1,014,922
ConvaTec Group PLC*	128,500	310,720
Cranswick PLC	19,304	910,515
Croda International PLC	29,221	2,933,727
Dechra Pharmaceuticals PLC	68,691	3,794,696
Electrocomponents PLC	661,834	8,785,281
EMIS Group PLC	16,572	273,445
Essentra PLC	268,804	1,101,635
Forterra PLC*	519,045	1,667,636
Future PLC	218,724	7,793,191
Great Portland Estates PLC	414,930	3,787,859
Greggs PLC	55,448	1,915,375
Halma PLC	20,899	675,948
Hargreaves Lansdown PLC	26,091	397,087
Helios Towers PLC†#	104,280	203,682

Howden Joinery Group PLC	105,212	1,204,223
Ibstock PLC*	154,893	370,903
Inchcape PLC	299,550	3,001,793
Intertek Group PLC	16,502	1,191,880
Johnson Service Group PLC†	66,597	141,693
Keywords Studios PLC	113,238	3,667,079
Marshalls PLC	31,250	267,881
Moneysupermarket.com Group PLC	184,647	517,701
PageGroup PLC	401,584	3,092,282
PZ Cussons PLC	12,346	34,863
Rathbone Brothers PLC	34,805	773,202
Rightmove PLC	97,276	877,715
Rotork PLC	534,143	2,211,283
S4 Capital PLC†	546,377	3,437,606
Sage Group PLC	22,087	208,238
Savills PLC	177,777	3,035,951
Schroders PLC	27,629	1,135,651
Shaftesbury PLC#	44,914	355,186
Smith & Nephew PLC	60,788	1,090,285
Spirax-Sarco Engineering PLC	3,665	587,288
Tate & Lyle PLC	14,897	150,522
UNITE Group PLC	93,308	1,336,845

		70,250,700

United States - 0.0%
PerkinElmer, Inc.	612	109,921
Thoughtworks Holding, Inc.†	3,738	85,451

		195,372

Total Common Stocks
(cost $464,481,111)		514,055,135

EXCHANGE-TRADED FUNDS - 1.6%

iShares MSCI India Small-Cap ETF# (cost $9,900,707)	163,010	8,998,152

Total Long-Term Investment Securities
(cost $474,381,818)		523,053,287

SHORT-TERM INVESTMENT SECURITIES - 2.4%

State Street Navigator Securities Lending Government Money Market Portfolio 0.06%(2)(3) (cost $13,152,551)	13,152,551	13,152,551

REPURCHASE AGREEMENTS - 3.0%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/28/2022, to be repurchased 03/01/2022 in the amount of $16,428,000 and collateralized by $13,249,900 of United States Treasury Notes, bearing interest at 0.63% due 01/15/2026 and having an approximate value of $16,756,652 (cost $16,428,000)	$16,428,000	16,428,000

TOTAL INVESTMENTS
(cost $503,962,369)	100.4%	552,633,838
Liabilities in excess of other assets	(0.4)	(2,422,517)

NET ASSETS	100.0%	$550,211,321

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2022, the aggregate value of these securities was $22,422,548 representing 4.1% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

At February 28, 2022, the Fund had loaned securities with a total value of $33,205,456. This was secured by collateral of $13,152,551, which was received in cash and subsequently invested in short-term investments currently valued at $13,152,551 as reported in the Portfolio of Investments. Additional collateral of $21,556,192 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2022
United States Treasury Bills	0.00%	03/17/2022 to 06/16/2022	$69,106
United States Treasury Notes/Bonds	0.13% to 6.88%	03/31/2022 to 08/15/2051	21,487,086

(3)	The rate shown is the 7-day yield as of February 28, 2022.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Euronext Amsterdam - Euronext Stock Exchange, Amsterdam

LSE - London Stock Exchange

Industry Allocation*
Machinery-General Industrial	3.8%
Oil Companies-Exploration & Production	3.4
Banks-Commercial	3.3
Chemicals-Diversified	3.1
Repurchase Agreements	3.0
Real Estate Operations & Development	2.7
Real Estate Investment Trusts	2.6
Building & Construction Products-Misc.	2.4
Registered Investment Companies	2.4
Investment Management/Advisor Services	2.2
Internet Content-Information/News	2.2
E-Commerce/Services	2.1
Computer Services	2.1
Retail-Apparel/Shoe	1.8
Exchange-Traded Funds	1.6
Electronic Parts Distribution	1.6
Electronic Components-Semiconductors	1.6
Commercial Services	1.5
Recycling	1.5
Distribution/Wholesale	1.3
Retail-Building Products	1.3
Medical Products	1.3
Applications Software	1.2
Building-Residential/Commercial	1.1
Electronic Components-Misc.	1.0
Medical Information Systems	1.0
Finance-Other Services	0.9
Metal Processors & Fabrication	0.9
Computers-Integrated Systems	0.9
Veterinary Products	0.9
Steel-Producers	0.9
Human Resources	0.9
E-Services/Consulting	0.9
Mining Services	0.9
Medical Labs & Testing Services	0.9
Transport-Services	0.8
Circuit Boards	0.8
Semiconductor Equipment	0.8
Athletic Equipment	0.8
Containers-Paper/Plastic	0.8
Airport Development/Maintenance	0.7
Industrial Automated/Robotic	0.7
Building-Heavy Construction	0.7
Medical-Drugs	0.7
Athletic Footwear	0.7
Advertising Services	0.7
Cosmetics & Toiletries	0.7
Consulting Services	0.7
Apparel Manufacturers	0.6
Medical-Nursing Homes	0.6
Electronic Measurement Instruments	0.6
Computer Software	0.6
Food-Misc./Diversified	0.6
Oil-Field Services	0.6
Machine Tools & Related Products	0.6
Electric-Generation	0.6
Brewery	0.6
Building Products-Cement	0.6
Engineering/R&D Services	0.5
Aerospace/Defense	0.5
Agricultural Operations	0.5
Hazardous Waste Disposal	0.5
Auto/Truck Parts & Equipment-Original	0.5
Coatings/Paint	0.5
Food-Retail	0.5
Electric Products-Misc.	0.5
Energy-Alternate Sources	0.5
Rental Auto/Equipment	0.5
Food-Confectionery	0.5
Insurance Brokers	0.5
Insurance-Property/Casualty	0.5
E-Commerce/Products	0.4
Batteries/Battery Systems	0.4
Chemicals-Specialty	0.4
Medical Instruments	0.4
Machinery-Pumps	0.4
Machinery-Electrical	0.4
Gas-Distribution	0.4
Theaters	0.4
Machinery-Material Handling	0.4
Food-Meat Products	0.4
Schools	0.4
Enterprise Software/Service	0.4
Finance-Investment Banker/Broker	0.4
Retail-Drug Store	0.4
Metal-Aluminum	0.3
Transport-Truck	0.3
Containers-Metal/Glass	0.3
Gambling (Non-Hotel)	0.3
Retail-Discount	0.3
Insurance-Multi-line	0.3
Appliances	0.3
Dental Supplies & Equipment	0.3
Casino Hotels	0.3
Food-Flour & Grain	0.3
Electric-Integrated	0.3
Motion Pictures & Services	0.3
Fisheries	0.2
Bicycle Manufacturing	0.2
Hotels/Motels	0.2
Home Furnishings	0.2
Gold Mining	0.2
Telephone-Integrated	0.2
Miscellaneous Manufacturing	0.2
Oil Refining & Marketing	0.2
Retail-Automobile	0.2
Finance-Commercial	0.2
Food-Catering	0.2
Audio/Video Products	0.2
Medical-Wholesale Drug Distribution	0.2
Chemicals-Plastics	0.2
Diversified Financial Services	0.2
Diversified Manufacturing Operations	0.2
Tobacco	0.2
Television	0.2
Medical-Biomedical/Gene	0.2
Computers	0.1
Real Estate Management/Services	0.1
Oil Companies-Integrated	0.1
Auto-Heavy Duty Trucks	0.1
Retail-Restaurants	0.1
Computer Aided Design	0.1
Machinery-Construction & Mining	0.1
Textile-Products	0.1
Retail-Propane Distribution	0.1
Electronic Connectors	0.1
Entertainment Software	0.1
Diversified Minerals	0.1
Security Services	0.1
Water Treatment Systems	0.1
Motorcycle/Motor Scooter	0.1
Diversified Operations	0.1
Disposable Medical Products	0.1
Publishing-Periodicals	0.1
Aerospace/Defense-Equipment	0.1

Private Equity	0.1
Retail-Misc./Diversified	0.1
E-Marketing/Info	0.1
Food-Wholesale/Distribution	0.1
Finance-Consumer Loans	0.1
Leisure Products	0.1
Instruments-Scientific	0.1
Metal-Iron	0.1
Explosives	0.1
Metal-Diversified	0.1
Electric-Distribution	0.1
Paper & Related Products	0.1
Electronic Security Devices	0.1
Computers-Periphery Equipment	0.1
Cable/Satellite TV	0.1
Medical-HMO	0.1
Power Converter/Supply Equipment	0.1
Office Automation & Equipment	0.1
Electric-Transmission	0.1
Transport-Rail	0.1
Retail-Major Department Stores	0.1
Beverages-Non-alcoholic	0.1

100.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$—	$—		$363,671	$363,671
Other Industries	498,821,049	14,870,415	**	—	513,691,464
Exchange-Traded Funds	8,998,152	—		—	8,998,152
Short-Term Investment Securities	13,152,551	—		—	13,152,551
Repurchase Agreements	—	16,428,000		—	16,428,000

Total Investments at Value	$520,971,752	$31,298,415		$363,671	$552,633,838

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.

See Notes to Portfolio of Investments

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.6%
Australia - 6.2%

Ampol, Ltd.	22,755	$487,049
APA Group	72,897	532,098
ASX, Ltd.	8,905	532,486
Aurizon Holdings, Ltd.	116,322	295,696
Australia & New Zealand Banking Group, Ltd.	45,757	864,398
BGP Holdings PLC†(1)	60,919	0
BlueScope Steel, Ltd.	32,536	478,289
Brambles, Ltd.	61,419	441,625
Cochlear, Ltd.	2,303	372,838
Coles Group, Ltd.	45,658	576,345
Computershare, Ltd.	17,667	277,931
CSL, Ltd.	12,588	2,376,909
Dexus†	27,364	217,029
Evolution Mining, Ltd.	136,573	423,554
Fortescue Metals Group, Ltd.	65,295	860,741
Goodman Group	49,625	801,228
GPT Group	59,897	214,906
Lendlease Corp., Ltd.	14,856	113,941
Macquarie Group, Ltd.	14,045	1,844,115
Magellan Financial Group, Ltd.	9,329	124,672
Mirvac Group	121,745	229,017
Newcrest Mining, Ltd.	39,872	743,378
Northern Star Resources, Ltd.	40,215	301,136
Origin Energy, Ltd.	119,484	494,653
QBE Insurance Group, Ltd.	35,865	299,300
Ramsay Health Care, Ltd.	9,085	422,102
Santos, Ltd.	213,767	1,127,180
Scentre Group	268,583	598,870
Sonic Healthcare, Ltd.	33,665	857,003
Stockland	83,190	251,351
Suncorp Group, Ltd.	58,913	460,832
Telstra Corp., Ltd.	187,758	540,020
Transurban Group	128,157	1,181,190
Vicinity Centres	161,395	210,998
Washington H. Soul Pattinson & Co., Ltd.	10,981	200,823
Woodside Petroleum, Ltd.	64,609	1,339,254

		21,092,957

Austria - 0.6%

Erste Group Bank AG	11,928	427,843
OMV AG	14,869	706,553
Raiffeisen Bank International AG	9,754	160,441
Verbund AG	1,574	190,603
voestalpine AG	18,635	615,134

		2,100,574

Belgium - 1.0%

Ageas SA/NV	2,480	119,514
Etablissements Franz Colruyt NV	2,725	109,017
Groupe Bruxelles Lambert SA	7,913	824,605
KBC Group NV	11,922	862,474
Proximus SADP	4,692	93,434
Solvay SA, Class A	3,519	393,463
UCB SA	7,790	853,364
Umicore SA	4,826	198,535

		3,454,406

Bermuda - 0.0%

CK Infrastructure Holdings, Ltd.	8,000	49,651
Hongkong Land Holdings, Ltd.	13,100	70,609

		120,260

Cayman Islands - 0.7%

CK Asset Holdings, Ltd.	100,308	633,455
CK Hutchison Holdings, Ltd.	102,500	718,127
Futu Holdings, Ltd. ADR†#	1,107	47,324
Sea, Ltd. ADR†	2,300	334,880
WH Group, Ltd.*	410,500	286,288
Wharf Real Estate Investment Co., Ltd.	63,000	282,567
Xinyi Glass Holdings, Ltd.	40,000	106,212

		2,408,853

Denmark - 2.7%

Ambu A/S, Class B	2,259	41,822
Chr. Hansen Holding A/S	2,495	182,282
Demant A/S†	2,521	106,381
DSV A/S	5,029	930,285
Genmab A/S†	1,960	658,948
Novo Nordisk A/S, Class B	45,701	4,699,631
Novozymes A/S, Class B	4,146	272,025
Orsted A/S*	7,153	928,715
Pandora A/S	3,605	372,620
Vestas Wind Systems A/S	25,800	845,997

		9,038,706

Finland - 1.5%

Elisa Oyj	326	18,112
Kone Oyj, Class B	10,529	618,379
Neste Oyj	13,717	541,075
Nokia Oyj†	152,820	828,902
Nordea Bank Abp	120,356	1,342,802
Orion Oyj, Class B	5,337	251,273
Sampo Oyj, Class A	10,291	488,783
Stora Enso Oyj, Class R	29,179	561,750
UPM-Kymmene Oyj	15,629	543,244

		5,194,320

France - 10.2%

Accor SA†	11,321	388,299
Aeroports de Paris†	2,191	311,996
Air Liquide SA	16,043	2,674,847
Alstom SA	5,293	135,906
Amundi SA*	2,158	150,987
Arkema SA	3,390	451,943
AXA SA	83,127	2,262,579
BioMerieux	978	107,597
BNP Paribas SA	32,172	1,894,185
Bouygues SA	20,457	734,456
Bureau Veritas SA	11,342	326,324
Capgemini SE	5,131	1,083,315
Carrefour SA	30,703	616,221
Cie de Saint-Gobain	16,834	1,056,063
Cie Generale des Etablissements Michelin SCA	8,063	1,121,039
CNP Assurances	13,841	337,853
Covivio	1,969	162,136
Danone SA	26,826	1,633,571
Dassault Systemes SE	21,286	1,037,972
Edenred	9,427	432,208
Eiffage SA	5,801	593,979

EssilorLuxottica SA	11,616	2,041,190
Eurazeo SE	2,742	212,907
Faurecia SE	3,671	140,153
Gecina SA	1,516	192,929
Getlink SE	25,363	416,336
Hermes International	1,330	1,852,148
Ipsen SA	3,567	416,948
Klepierre SA	9,974	286,965
L’Oreal SA	9,614	3,826,792
Legrand SA	7,901	751,420
Orpea SA	2,407	99,965
Publicis Groupe SA	8,806	588,869
Sartorius Stedim Biotech	1,193	459,349
Schneider Electric SE	15,148	2,374,120
Societe Generale SA	28,467	818,393
Sodexo SA	5,579	469,784
Ubisoft Entertainment SA†	1,173	63,591
Valeo SA	4,108	91,132
Veolia Environnement SA	26,229	917,863
Vinci SA	5,058	536,049
Vivendi SE	17,589	223,052
Wendel SE	1,296	132,308
Worldline SA†*	6,156	316,855

		34,742,594

Germany - 6.7%

adidas AG	4,181	994,079
Allianz SE	11,296	2,574,924
Bayerische Motoren Werke AG	11,850	1,150,106
Bayerische Motoren Werke AG (Preference Shares)	3,618	295,732
Beiersdorf AG	7,890	799,915
Brenntag SE	2,328	195,457
Carl Zeiss Meditec AG	784	123,816
Commerzbank AG†	82,999	701,134
Covestro AG*	5,143	272,241
Delivery Hero SE†*	2,817	151,011
Deutsche Boerse AG	6,431	1,101,083
Evonik Industries AG	7,131	215,002
Hannover Rueck SE	1,588	293,434
HeidelbergCement AG	6,394	416,821
HelloFresh SE†	3,535	193,742
Henkel AG & Co. KGaA	4,067	312,824
Henkel AG & Co. KGaA (Preference Shares)	11,051	877,773
Infineon Technologies AG	31,111	1,072,484
KION Group AG	1,657	134,067
Knorr-Bremse AG	1,092	96,728
LANXESS AG	1,378	67,335
Merck KGaA	6,893	1,372,244
Muenchener Rueckversicherungs-Gesellschaft AG	5,480	1,518,600
Puma SE	5,373	493,886
SAP SE	29,046	3,299,771
Sartorius AG (Preference Shares)	1,091	482,218
Siemens Healthineers AG*	13,335	859,433
Symrise AG	3,680	439,440
Telefonica Deutschland Holding AG	103,732	284,377
United Internet AG	4,962	168,912
Vonovia SE	28,476	1,516,614
Zalando SE†*	4,104	274,164

		22,749,367

Hong Kong - 2.5%

AIA Group, Ltd.	289,000	3,004,792
BOC Hong Kong Holdings, Ltd.	122,500	440,490
Hang Lung Properties, Ltd.	49,000	102,708
Hang Seng Bank, Ltd.	21,300	393,041
Henderson Land Development Co., Ltd.	86,503	359,756
Hong Kong & China Gas Co., Ltd.	235,252	355,831
Hong Kong Exchanges & Clearing, Ltd.	28,700	1,386,779
Link REIT	37,300	301,184
MTR Corp., Ltd.	74,500	385,627
New World Development Co., Ltd.	47,250	188,949
Power Assets Holdings, Ltd.	42,500	267,848
Sun Hung Kai Properties, Ltd.	49,500	575,788
Swire Pacific, Ltd., Class A	30,000	165,843
Swire Properties, Ltd.	52,400	136,120
Techtronic Industries Co., Ltd.	30,000	500,985

		8,565,741

Ireland - 0.9%

CRH PLC	24,019	1,093,680
DCC PLC	7,134	560,818
James Hardie Industries PLC	5,924	192,111
Kerry Group PLC, Class A	7,667	912,961
Smurfit Kappa Group PLC	3,428	171,388

		2,930,958

Israel - 0.6%

Bank Hapoalim BM	44,435	469,011
Bank Leumi Le-Israel BM	60,220	650,439
Check Point Software Technologies, Ltd.†	3,586	519,540
Fiverr International, Ltd.†#	1,000	78,910
NICE, Ltd.†	1,058	239,127
Wix.com, Ltd.†	920	84,254

		2,041,281

Italy - 2.0%

Amplifon SpA	4,307	185,684
Assicurazioni Generali SpA	79,530	1,581,037
DiaSorin SpA	833	124,829
FinecoBank Banca Fineco SpA	13,965	233,699
Mediobanca Banca di Credito Finanziario SpA	54,420	569,058
Moncler SpA	8,838	536,902
Nexi SpA†*	7,610	104,696
Poste Italiane SpA*	43,183	497,505
Prysmian SpA	6,421	212,531
Recordati Industria Chimica e Farmaceutica SpA	10,503	515,339
Snam SpA	185,780	1,034,238
Terna SpA	137,011	1,127,904

		6,723,422

Japan - 23.3%

Advantest Corp.	2,500	197,234
Aeon Co., Ltd.	25,000	564,846
Ajinomoto Co., Inc.	26,600	772,560
ANA Holdings, Inc.†	11,900	261,517
Astellas Pharma, Inc.	81,000	1,351,703
Bridgestone Corp.	19,600	805,550
Canon, Inc.	26,800	629,059
Central Japan Railway Co.	5,900	794,946
Chiba Bank, Ltd.	7,600	48,192
Chubu Electric Power Co., Inc.	27,000	270,787
Chugai Pharmaceutical Co., Ltd.	26,400	872,613
Concordia Financial Group, Ltd.	23,900	97,916
Dai Nippon Printing Co., Ltd.	5,500	142,900
Dai-ichi Life Holdings, Inc.	34,100	714,242
Daiichi Sankyo Co., Ltd.	53,300	1,295,121
Daikin Industries, Ltd.	6,300	1,162,019
Denso Corp.	15,200	1,063,927
Dentsu Group, Inc.	7,300	290,501
East Japan Railway Co.	11,600	687,131
Eisai Co., Ltd.	10,100	502,342
ENEOS Holdings, Inc.	151,200	596,830
FANUC Corp.	5,500	1,012,069
Fast Retailing Co., Ltd.	700	376,471
FUJIFILM Holdings Corp.	9,700	612,720
Fujitsu, Ltd.	500	72,044
Hankyu Hanshin Holdings, Inc.	12,700	379,459
Hitachi Metals, Ltd.†	7,100	126,418
Hitachi, Ltd.	25,000	1,228,635
Hoya Corp.	8,800	1,137,077
Idemitsu Kosan Co., Ltd.	9,000	241,117
Inpex Corp.	66,600	686,479
Isuzu Motors, Ltd.	18,800	254,613
Ito En, Ltd.	5,500	315,748
ITOCHU Corp.	11,900	387,437
Japan Airlines Co., Ltd.†	10,900	217,782
JFE Holdings, Inc.	43,000	643,326
Kajima Corp.	21,800	292,778
Kao Corp.	16,700	781,507
KDDI Corp.	49,800	1,627,007
Keio Corp.	2,000	81,764
Keyence Corp.	4,500	2,105,075
Kintetsu Group Holdings Co., Ltd.†	7,500	225,395
Kobayashi Pharmaceutical Co., Ltd.	400	34,167
Komatsu, Ltd.	28,300	650,483
Kose Corp.	1,300	148,471
Kubota Corp.	31,100	557,806
Kyocera Corp.	6,000	343,357
Kyowa Kirin Co., Ltd.	15,600	400,839
Lasertec Corp.†	800	145,018
Lawson, Inc.	2,600	108,555
Lion Corp.	4,100	53,673
LIXIL Corp.	3,000	66,672
M3, Inc.	7,400	274,785
Marubeni Corp.	72,000	753,725
Mazda Motor Corp.†	42,200	314,210
MEIJI Holdings Co., Ltd.	7,900	474,831
Mitsubishi Chemical Holdings Corp.	57,700	410,246
Mitsubishi Corp.	46,500	1,565,707
Mitsubishi Electric Corp.	55,600	668,129
Mitsubishi Estate Co., Ltd.	36,400	556,298
Mitsui & Co., Ltd.	44,800	1,116,639
Mitsui Fudosan Co., Ltd.	33,400	742,868
MS&AD Insurance Group Holdings, Inc.	12,700	431,379
Murata Manufacturing Co., Ltd.	14,200	961,818
Nexon Co., Ltd.	8,100	175,295
Nidec Corp.	10,700	919,829
Nintendo Co., Ltd.	2,800	1,413,091
Nippon Express Holdings, Inc.	2,400	145,714
Nippon Paint Holdings Co., Ltd.	11,600	102,817
Nippon Shinyaku Co., Ltd.	1,500	97,204
Nippon Steel Corp.	43,400	795,972
Nippon Telegraph & Telephone Corp.	48,400	1,386,345
Nisshin Seifun Group, Inc.	15,900	225,434
Nissin Foods Holdings Co., Ltd.	2,000	159,527
Nitori Holdings Co., Ltd.	2,000	300,004
Nomura Holdings, Inc.	61,300	280,626
NTT Data Corp.	12,000	226,817
Obayashi Corp.	15,900	132,909
Odakyu Electric Railway Co., Ltd.	5,500	90,610
Ono Pharmaceutical Co., Ltd.	28,700	705,611
Oriental Land Co., Ltd.	5,200	955,734
ORIX Corp.	42,800	849,932
Osaka Gas Co., Ltd.	27,200	498,976
Otsuka Holdings Co., Ltd.	22,500	775,606
Pan Pacific International Holdings Corp.	3,700	60,505
Rakuten Group, Inc.	26,200	221,970
Recruit Holdings Co., Ltd.	29,300	1,228,171
Renesas Electronics Corp.†	12,600	146,862
Resona Holdings, Inc.	94,900	427,428
Ryohin Keikaku Co., Ltd.	4,800	70,519
Santen Pharmaceutical Co., Ltd.	26,700	302,847
Secom Co., Ltd.	5,400	395,588
Sekisui House, Ltd.	10,600	216,306
SG Holdings Co., Ltd.	4,500	95,194
Shimano, Inc.	1,500	346,801
Shin-Etsu Chemical Co., Ltd.	10,700	1,644,579
Shionogi & Co., Ltd.	13,800	917,199
Shiseido Co., Ltd.	12,400	708,202
Shizuoka Bank, Ltd.	4,400	32,723
SMC Corp.	1,500	887,879
SoftBank Corp.	67,600	852,901
SoftBank Group Corp.	29,900	1,332,906
Sony Group Corp.	28,400	2,917,444
Subaru Corp.	27,000	444,696
Sumitomo Chemical Co., Ltd.	43,400	207,628
Sumitomo Corp.	61,500	1,002,488
Sumitomo Dainippon Pharma Co., Ltd.	12,900	141,719
Sumitomo Electric Industries, Ltd.	41,700	552,240
Sumitomo Metal Mining Co., Ltd.	18,700	934,634
Sumitomo Mitsui Financial Group, Inc.	57,700	2,068,296
Sumitomo Realty & Development Co., Ltd.	10,700	315,141
Suntory Beverage & Food, Ltd.	16,600	664,202
Sysmex Corp.	4,500	357,135

Taisho Pharmaceutical Holdings Co., Ltd.	5,700	283,104
Terumo Corp.	18,500	596,847
Tobu Railway Co., Ltd.	3,900	95,834
Tokio Marine Holdings, Inc.	18,200	1,040,724
Tokyo Electron, Ltd.	3,000	1,455,313
Tokyo Gas Co., Ltd.	24,100	492,209
Tokyu Corp.	31,300	417,097
Toppan, Inc.	7,800	153,130
Toray Industries, Inc.	40,700	233,548
TOTO, Ltd.	800	33,645
Toyo Suisan Kaisha, Ltd.	2,100	88,410
Toyota Industries Corp.	8,600	653,799
Toyota Motor Corp.	287,000	5,338,577
Toyota Tsusho Corp.	5,000	207,237
Unicharm Corp.	17,100	642,561
Welcia Holdings Co., Ltd.	1,400	37,324
West Japan Railway Co.	7,300	314,440
Yakult Honsha Co., Ltd.	6,100	330,561
Z Holdings Corp.	72,600	352,122

		79,205,271

Jersey - 0.7%

Ferguson PLC	8,169	1,250,937
WPP PLC	73,697	1,045,493

		2,296,430

Luxembourg - 0.5%

Aroundtown SA	42,482	263,410
Eurofins Scientific SE	2,284	231,867
Tenaris SA	86,430	1,118,337

		1,613,614

Netherlands - 5.6%

ABN AMRO Bank NV CVA*	39,130	520,439
Adyen NV†*	463	967,882
Akzo Nobel NV	7,213	687,444
Argenx SE†	1,326	380,764
ASM International NV	589	190,332
ASML Holding NV	8,913	5,985,226
CNH Industrial NV	42,088	605,226
EXOR NV	7,779	591,365
Ferrari NV	4,589	991,779
ING Groep NV	123,160	1,449,701
JDE Peet’s NV	8,986	294,962
Just Eat Takeaway.com NV†*	4,454	180,884
Koninklijke Ahold Delhaize NV	8,020	247,112
Koninklijke DSM NV	5,797	1,087,431
Koninklijke KPN NV	151,346	517,575
NN Group NV	13,713	657,772
Prosus NV	20,356	1,264,915
QIAGEN NV†	7,562	379,854
STMicroelectronics NV	14,942	635,636
Universal Music Group NV	22,860	521,094
Wolters Kluwer NV	10,012	1,019,541

		19,176,934

New Zealand - 0.4%

Auckland International Airport, Ltd.†	61,749	297,469
Fisher & Paykel Healthcare Corp., Ltd.	12,722	236,798
Mercury NZ, Ltd.	30,468	117,916
Meridian Energy, Ltd.	64,606	218,344
Ryman Healthcare, Ltd.	20,169	136,464
Spark New Zealand, Ltd.	25,402	77,427
Xero, Ltd.†	2,001	136,220

		1,220,638

Norway - 0.9%

Aker BP ASA	5,246	162,751
Equinor ASA	57,145	1,804,944
Mowi ASA	18,515	475,487
Orkla ASA	39,049	365,605
Telenor ASA	18,680	276,414
Yara International ASA	2,265	115,102

		3,200,303

Portugal - 0.6%

Banco Espirito Santo SA†(1)	126,030	0
EDP - Energias de Portugal SA	203,774	997,094
Galp Energia SGPS SA	60,533	669,088
Jeronimo Martins SGPS SA	15,463	336,788

		2,002,970

Singapore - 1.0%

DBS Group Holdings, Ltd.	51,100	1,274,767
Keppel Corp., Ltd.	54,000	238,593
Oversea-Chinese Banking Corp., Ltd.	105,400	907,294
Singapore Airlines, Ltd.†	32,400	121,646
Singapore Telecommunications, Ltd.	286,800	533,109
United Overseas Bank, Ltd.	23,000	507,435

		3,582,844

Spain - 2.4%

Aena SME SA†*	5,508	903,526
Amadeus IT Group SA†	16,096	1,081,775
CaixaBank SA	249,129	821,247
Cellnex Telecom SA*	10,822	493,132
Enagas SA	28,637	607,667
Ferrovial SA	29,544	808,942
Grifols SA	14,421	275,125
Red Electrica Corp. SA	32,624	652,032
Repsol SA	108,055	1,408,567
Telefonica SA	230,142	1,103,408

		8,155,421

SupraNational - 0.1%

Unibail-Rodamco-Westfield†	4,823	367,081

Sweden - 3.3%

Assa Abloy AB, Class B	25,431	675,500
Atlas Copco AB, Class A	10,235	534,217
Boliden AB	25,834	1,155,039
Embracer Group AB†	9,533	82,527
Epiroc AB, Class B	21,039	342,278
EQT AB	2,981	100,991
Essity AB, Class B	32,404	837,113
Hennes & Mauritz AB, Class B	26,557	449,881
Hexagon AB, Class B	37,268	506,564

Industrivarden AB, Class A	1,181	32,816
Industrivarden AB, Class C	2,897	79,183
Investor AB, Class B	96,330	1,973,961
Sandvik AB	35,081	766,274
Sinch AB†*	11,079	94,928
Skandinaviska Enskilda Banken AB, Class A	73,479	850,984
Svenska Handelsbanken AB, Class A	76,802	736,224
Telefonaktiebolaget LM Ericsson, Class B	85,577	794,140
Volvo AB, Class B	56,354	1,093,388

		11,106,008

Switzerland - 8.6%

ABB, Ltd.	68,987	2,343,196
Adecco Group AG	6,390	303,370
Alcon, Inc.	18,897	1,464,615
Baloise Holding AG	3,074	516,523
Clariant AG	9,453	170,950
Coca-Cola HBC AG	23,738	606,320
EMS-Chemie Holding AG	527	522,058
Geberit AG	1,682	1,102,993
Givaudan SA	392	1,646,049
Julius Baer Group, Ltd.	13,110	769,074
Kuehne & Nagel International AG	2,781	762,341
Logitech International SA	4,027	302,541
Lonza Group AG	2,782	1,933,537
Partners Group Holding AG	1,054	1,432,571
Schindler Holding AG	208	46,948
Schindler Holding AG (Participation Certificate)	3,233	745,589
SGS SA	297	853,337
Sika AG	5,507	1,837,468
Sonova Holding AG	2,258	878,973
Straumann Holding AG	438	697,046
Swatch Group AG	3,862	1,200,585
Swiss Life Holding AG	2,493	1,523,364
Swiss Prime Site AG	3,176	312,197
Swiss Re AG	16,111	1,542,763
Swisscom AG	2,494	1,497,325
Temenos AG	2,364	238,746
Vifor Pharma AG	4,519	794,065
Zurich Insurance Group AG	7,269	3,341,632

		29,386,176

United Kingdom - 12.6%

3i Group PLC	53,376	956,270
Admiral Group PLC	6,009	239,978
Antofagasta PLC	35,889	732,287
Ashtead Group PLC	14,633	957,167
Auto Trader Group PLC*	43,124	383,551
AVEVA Group PLC	3,754	125,396
Aviva PLC	216,098	1,216,982
Barratt Developments PLC	40,740	333,928
Berkeley Group Holdings PLC	4,809	251,342
British Land Co. PLC	68,607	487,424
BT Group PLC	351,250	877,614
Bunzl PLC	12,952	515,867
Burberry Group PLC	30,068	782,523
Coca-Cola Europacific Partners PLC	13,835	708,490
Compass Group PLC	65,477	1,487,966
Croda International PLC	5,840	586,324
Halma PLC	19,227	621,870
Hargreaves Lansdown PLC	16,693	254,056
Hikma Pharmaceuticals PLC	12,805	357,816
HSBC Holdings PLC	496,814	3,429,686
Informa PLC†	86,273	687,930
InterContinental Hotels Group PLC†	9,815	689,415
Intertek Group PLC	10,290	743,210
J Sainsbury PLC	145,700	538,874
JD Sports Fashion PLC	57,065	115,595
Johnson Matthey PLC	12,186	307,824
Kingfisher PLC	92,209	378,765
Land Securities Group PLC	60,048	639,763
Legal & General Group PLC	274,430	1,020,506
Lloyds Banking Group PLC	1,017,743	661,284
London Stock Exchange Group PLC	11,172	985,261
M&G PLC	76,708	211,776
Mondi PLC	27,379	577,195
National Grid PLC	169,869	2,576,859
Natwest Group PLC	168,701	519,840
Next PLC	7,684	707,341
Ocado Group PLC†	13,059	240,531
Pearson PLC	30,291	263,317
Persimmon PLC	13,547	438,522
Prudential PLC	71,564	1,091,076
Reckitt Benckiser Group PLC	20,345	1,725,180
RELX PLC	69,411	2,123,951
Rentokil Initial PLC	80,615	549,161
Sage Group PLC	62,072	585,219
Schroders PLC	13,917	572,038
Segro PLC	56,163	980,585
Smith & Nephew PLC	50,366	903,358
Smiths Group PLC	34,898	715,812
Spirax-Sarco Engineering PLC	3,464	555,079
SSE PLC	60,809	1,390,451
St James’s Place PLC	34,333	646,420
Taylor Wimpey PLC	138,765	279,695
United Utilities Group PLC	85,605	1,233,947
Vodafone Group PLC	908,742	1,602,356
Whitbread PLC†	9,939	389,862

		42,954,535

Total Long-Term Investment Securities
(cost $260,994,752)		325,431,664

SHORT-TERM INVESTMENT SECURITIES - 0.6%
Registered Investment Companies - 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio
0.06%(2)(3)	69,385	69,385

U.S. Government Treasuries - 0.6%

United States Treasury Bills
0.04% due 05/19/2022(4)	$500,000	499,669
0.05% due 04/21/2022(4)	700,000	699,819
0.06% due 04/21/2022(4)	800,001	799,793

		1,999,281

Total Short-Term Investment Securities
(cost $2,069,226)		2,068,666

REPURCHASE AGREEMENTS - 3.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/28/2022, to be repurchased 03/01/2022 in the amount of $10,604,000 and collateralized by $8,552,600 of United States Treasury Inflation Index Notes, bearing interest at 0.63% due 01/15/2026 and having an approximate value of $10,816,152 (cost $10,604,000)	10,604,000	10,604,000

TOTAL INVESTMENTS
(cost $273,667,978)	99.3%	338,104,330
Other assets less liabilities	0.7	2,221,101

NET ASSETS	100.0%	$340,325,431

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2022, the aggregate value of these securities was $7,386,237 representing 2.2% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

At February 28, 2022, the Fund had loaned securities with a total value of $118,896. This was secured by collateral of $69,385, which was received in cash and subsequently invested in short-term investments currently valued at $69,385 as reported in the Portfolio of Investments. Additional collateral of $46,930 was received in the form of fixed income pooled securities, which the Fund can6ot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2022
United States Treasury Bills	0.00%	03/17/2022 to 03/24/2022	$46,094
United States Treasury Notes/Bonds	1.13% to 1.13%	02/28/2027 to 02/28/2027	836

(3)	The rate shown is the 7-day yield as of February 28, 2022
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	- American Depositary Receipt
CVA	- Certification Van Aandelen (Dutch Cert.)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

138	Long	MSCI EAFE Index	March 2022	$15,682,224	$14,902,620	$(779,604)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Medical-Drugs	5.1%
Banks-Commercial	4.2
Insurance-Life/Health	4.1
Diversified Banking Institutions	3.2
Repurchase Agreements	3.1
Auto-Cars/Light Trucks	2.5
Telephone-Integrated	2.4
Semiconductor Equipment	2.3
Cosmetics & Toiletries	2.2
Insurance-Multi-line	2.0
Real Estate Investment Trusts	2.0
Chemicals-Specialty	1.9
Medical Products	1.5
Commercial Services	1.4
Import/Export	1.4
Power Converter/Supply Equipment	1.4
Oil Companies-Integrated	1.3
Building & Construction Products-Misc.	1.2
Finance-Other Services	1.2
Industrial Automated/Robotic	1.2
Real Estate Operations & Development	1.2
Food-Retail	1.2
Transport-Rail	1.1
Investment Companies	1.1
Enterprise Software/Service	1.1
Insurance-Reinsurance	1.1
Medical-Biomedical/Gene	1.0
Electronic Components-Misc.	1.0
Chemicals-Diversified	1.0
Oil Companies-Exploration & Production	1.0
Cellular Telecom	1.0
Audio/Video Products	0.9
Soap & Cleaning Preparation	0.9
Private Equity	0.8
Machinery-Electrical	0.8
Food-Misc./Diversified	0.8
Industrial Gases	0.8
Electric-Generation	0.8
Apparel Manufacturers	0.8
Investment Management/Advisor Services	0.8
Machinery-General Industrial	0.8
Electric-Distribution	0.7
Steel-Producers	0.7
Auto/Truck Parts & Equipment-Original	0.7
Retail-Apparel/Shoe	0.7
Beverages-Non-alcoholic	0.7
Medical Labs & Testing Services	0.7
Electric-Integrated	0.7
Water	0.7
Building-Heavy Construction	0.7
Paper & Related Products	0.7
Transport-Services	0.6
Oil Refining & Marketing	0.6
Real Estate Management/Services	0.6
Optical Supplies	0.6
Insurance-Property/Casualty	0.6
U.S. Government Treasuries	0.6
Distribution/Wholesale	0.6
Food-Dairy Products	0.6
Internet Content-Information/News	0.6
Food-Catering	0.5
Gas-Distribution	0.5
Building & Construction-Misc.	0.5
Rubber-Tires	0.5
Electric-Transmission	0.5
Machinery-Construction & Mining	0.5
Electronic Components-Semiconductors	0.5
Computer Services	0.5
Retail-Jewelry	0.5
Human Resources	0.5
Building-Residential/Commercial	0.5
Airport Development/Maintenance	0.5
Networking Products	0.4
Medical Instruments	0.4
Building Products-Cement	0.4
Athletic Footwear	0.4
Gold Mining	0.4
Hotels/Motels	0.4
Toys	0.4
Commercial Services-Finance	0.4
Auto-Heavy Duty Trucks	0.4
Office Automation & Equipment	0.4
Multimedia	0.4
Machinery-Farming	0.4
Metal-Diversified	0.4
Public Thoroughfares	0.3
Building Products-Air & Heating	0.3
Steel Pipe & Tube	0.3
Electronic Measurement Instruments	0.3
Advertising Agencies	0.3
Computer Aided Design	0.3
Gas-Transportation	0.3
Publishing-Periodicals	0.3
Rental Auto/Equipment	0.3
Resorts/Theme Parks	0.3
Diversified Minerals	0.3
Diversified Operations	0.3
Advertising Services	0.3
Metal-Iron	0.3
Finance-Leasing Companies	0.3
MRI/Medical Diagnostic Imaging	0.2
Energy-Alternate Sources	0.2
Telecom Services	0.2
Coatings/Paint	0.2
Electric Products-Misc.	0.2
Metal-Copper	0.2
Diversified Manufacturing Operations	0.2
Retail-Building Products	0.2
Electronic Security Devices	0.2
Airlines	0.2
Applications Software	0.2
E-Commerce/Products	0.2
Building-Maintenance & Services	0.2
Pipelines	0.2
Chemicals-Plastics	0.2
Computer Data Security	0.2
E-Commerce/Services	0.1
Fisheries	0.1
Music	0.1
Diagnostic Kits	0.1
Machine Tools & Related Products	0.1
Diversified Operations/Commercial Services	0.1
Medical-Hospitals	0.1
Security Services	0.1
Diagnostic Equipment	0.1
Web Portals/ISP	0.1
Bicycle Manufacturing	0.1
Finance-Investment Banker/Broker	0.1
Consulting Services	0.1
Entertainment Software	0.1
Computers-Periphery Equipment	0.1
Coffee	0.1
Food-Meat Products	0.1
Telecommunication Equipment	0.1
Respiratory Products	0.1
Food-Flour & Grain	0.1
Wire & Cable Products	0.1
Medical-Wholesale Drug Distribution	0.1
Internet Connectivity Services	0.1
Retirement/Aged Care	0.1

99.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$21,092,957	$—	$0	$21,092,957
Portugal	2,002,970	—	0	2,002,970
Other Countries	302,335,737	—	—	302,335,737
Short-Term Investment Securities:
Registered Investment Companies	69,385	—	—	69,385
U.S Government Treasuries	—	1,999,281	—	1,999,281
Repurchase Agreements	—	10,604,000	—	10,604,000

Total Investments at Value	$325,501,049	$12,603,281	$0	$338,104,330

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$779,604	$—	$—	$779,604

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.

See Notes to Portfolio of Investments

VALIC Company I International Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 97.5%
Australia - 1.7%

Qantas Airways, Ltd.†	3,100,269	$11,416,244

Brazil - 1.0%

CPFL Energia SA	1,095,100	6,432,387

British Virgin Islands - 2.7%

Nomad Foods, Ltd.†	698,712	17,593,568

Canada - 2.1%

Home Capital Group, Inc.†#	111,000	3,354,959
SNC-Lavalin Group, Inc.#	468,600	10,551,356

		13,906,315

Cayman Islands - 6.4%

China Resources Land, Ltd.	2,056,000	9,997,697
Sands China, Ltd.†	3,357,200	8,785,445
Topsports International Holdings, Ltd.*	11,375,000	11,775,875
Xinyi Glass Holdings, Ltd.	4,276,000	11,354,004

		41,913,021

China - 6.2%

LONGi Green Energy Technology Co., Ltd., Class A	1,260,351	15,511,121
Midea Group Co., Ltd., Class A	1,322,512	13,981,509
Oppein Home Group, Inc., Class A	290,520	5,828,307
Shanghai Pharmaceuticals Holding Co., Ltd.	2,800,600	5,045,997

		40,366,934

France - 6.9%

Cie de Saint-Gobain	224,609	14,090,603
Sanofi	157,969	16,555,659
Sodexo SA	168,816	14,215,295

		44,861,557

Germany - 4.0%

Rheinmetall AG	123,050	18,432,762
Siemens AG	49,129	6,977,177
Siemens Energy AG	24,565	590,257

		26,000,196

India - 1.5%

Tech Mahindra, Ltd.	539,652	10,091,505

Ireland - 1.3%

Greencore Group PLC†	4,595,011	8,235,383

Israel - 1.2%

Check Point Software Technologies, Ltd.†	54,701	7,925,081

Italy - 4.5%

Prysmian SpA	477,176	15,794,187
UniCredit SpA	1,088,566	13,899,673

		29,693,860

Japan - 10.5%

Asahi Group Holdings, Ltd.	304,000	12,280,050
Hitachi, Ltd.	315,300	15,495,542
Mitsubishi UFJ Financial Group, Inc.	2,634,100	16,331,810
ORIX Corp.	792,600	15,739,623
Showa Denko KK#	478,000	8,752,142

		68,599,167

Luxembourg - 3.6%

ArcelorMittal SA	179,260	5,568,573
Samsonite International SA†*	8,207,810	18,275,522

		23,844,095

Netherlands - 8.6%

CNH Industrial NV	133,794	1,923,962
ING Groep NV	1,314,019	15,467,159
NN Group NV	235,373	11,290,151
OCI NV†	338,692	9,607,885
Stellantis NV	970,728	17,817,574

		56,106,731

Norway - 2.6%

DNB Bank ASA	763,422	17,068,272

South Korea - 8.1%

Coway Co, Ltd.	233,443	13,998,619
Hana Financial Group, Inc.	115,591	4,681,899
Samsung Electronics Co., Ltd.	242,675	14,552,225
SK Square Co., Ltd.†	67,914	3,151,829
SK Telecom Co., Ltd.	370,382	16,819,443

		53,204,015

Switzerland - 2.2%

Holcim, Ltd.	283,725	14,258,952

Thailand - 2.6%

Siam Commercial Bank PCL	4,470,600	17,170,935

United Kingdom - 13.2%

ConvaTec Group PLC*	3,118,482	7,540,659
Fresnillo PLC	102,433	987,456
Informa PLC†	2,317,158	18,476,736
Kingfisher PLC	4,089,725	16,799,258
Melrose Industries PLC	6,942,157	13,806,384
Natwest Group PLC	4,899,220	15,096,586
Sensata Technologies Holding PLC†	230,053	13,322,369

		86,029,448

United States - 6.6%

Advance Auto Parts, Inc.	37,548	7,677,815
Baker Hughes Co.	599,464	17,612,252
Berry Global Group, Inc.†	163,039	9,888,316
Gentex Corp.	254,401	7,700,718

		42,879,101

Total Long-Term Investment Securities
(cost $605,038,244)		637,596,767

SHORT-TERM INVESTMENT SECURITIES - 3.1%
Registered Investment Companies - 3.1%
State Street Institutional U.S. Government Money Market Fund,
Premier Class
0.03%(1)	20,227,331	20,227,331

TOTAL INVESTMENTS
(cost $625,265,575)	100.6%	657,824,098
Liabilities in excess of other assets	(0.6)	(4,062,477)

NET ASSETS	100.0%	$653,761,621

†	Non-income producing security

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2022, the aggregate value of these securities was $37,592,056 representing 5.8% of net assets.

#	The security or a portion thereof is out on loan.

At February 28, 2022, the Fund had loaned securities with a total value of $4,495,676. This was secured by collateral of $4,684,364 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2022
United States Treasury Bills	0.00%	03/10/2022 to 04/28/2022	$ 212,062
United States Treasury Notes/Bonds	0.13% to 6.13%	03/31/2022 to 02/15/2051	4,472,302

(1)	The rate shown is the 7-day yield as of February 28, 2022.

Industry Allocation*
Banks-Commercial	7.6%
Diversified Banking Institutions	6.9
Appliances	4.2
Food-Misc./Diversified	4.0
Registered Investment Companies	3.1
Multimedia	2.8
Aerospace/Defense	2.8
Apparel Manufacturers	2.8
Auto-Cars/Light Trucks	2.7
Oil-Field Services	2.7
Investment Companies	2.6
Cellular Telecom	2.6
Retail-Building Products	2.6
Medical-Drugs	2.5
Machinery-Electrical	2.5
Wire & Cable Products	2.4
Finance-Leasing Companies	2.4
Energy-Alternate Sources	2.4
Electronic Components-Semiconductors	2.2
Building Products-Cement	2.2
Food-Catering	2.2
Building & Construction Products-Misc.	2.2
Electronic Components-Misc.	2.0
Brewery	1.9
Retail-Apparel/Shoe	1.8
Airlines	1.7
Building Products-Doors & Windows	1.7
Insurance-Life/Health	1.7
Engineering/R&D Services	1.6
Communications Software	1.5
Real Estate Operations & Development	1.5
Containers-Paper/Plastic	1.5
Agricultural Chemicals	1.5
Casino Hotels	1.4
Chemicals-Diversified	1.3
Computer Data Security	1.2
Auto/Truck Parts & Equipment-Original	1.2
Retail-Auto Parts	1.2
Medical Products	1.2
Diversified Manufacturing Operations	1.1
Electric-Integrated	1.0
Home Furnishings	0.9
Steel-Producers	0.8
Retail-Drug Store	0.8
Diversified Financial Services	0.7
Banks-Mortgage	0.5
Machinery-Farming	0.3
Silver Mining	0.2

100.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$637,596,767	$—	$—	$637,596,767
Short-Term Investment Securities	20,227,331	—	—	20,227,331

Total Investments at Value	$657,824,098	$—	$—	$657,824,098

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.3%
Applications Software - 11.5%

Microsoft Corp.	283,733	$84,776,583

Athletic Footwear - 3.0%

adidas AG	38,311	9,108,862
NIKE, Inc., Class B	94,329	12,880,625

		21,989,487

Beverages-Non-alcoholic - 1.3%

PepsiCo, Inc.	58,793	9,626,766

Cable/Satellite TV - 1.0%

Charter Communications, Inc., Class A†	12,281	7,390,460

Coatings/Paint - 0.9%

Sherwin-Williams Co.	25,538	6,719,814

Commercial Services-Finance - 2.5%

Equifax, Inc.	50,807	11,093,200
Moody’s Corp.	21,570	6,946,187

		18,039,387

Computer Services - 4.4%

Accenture PLC, Class A	82,805	26,168,036
Cognizant Technology Solutions Corp., Class A	70,825	6,100,157

		32,268,193

Computers - 5.0%

Apple, Inc.	222,158	36,682,729

Consulting Services - 0.9%

Verisk Analytics, Inc.	38,856	6,890,723

Cosmetics & Toiletries - 3.0%

Colgate-Palmolive Co.	226,672	17,442,411
Estee Lauder Cos., Inc., Class A	14,910	4,418,280

		21,860,691

Data Processing/Management - 3.3%

Fidelity National Information Services, Inc.	102,425	9,753,933
Fiserv, Inc.†	151,593	14,806,088

		24,560,021

Diagnostic Equipment - 3.1%

Danaher Corp.	34,035	9,339,544
Thermo Fisher Scientific, Inc.	25,066	13,635,904

		22,975,448

Drug Delivery Systems - 1.8%

Becton Dickinson & Co.	49,790	13,507,031

E-Commerce/Products - 1.2%

Alibaba Group Holding, Ltd.†	667,152	8,895,815
JD.com, Inc., Class A†	200	7,146
JD.com, Inc., Class A Lock-Up Shares†(1)	6,600	225,783

		9,128,744

Electric-Integrated - 1.0%

Xcel Energy, Inc.	104,349	7,025,818

Electronic Components-Semiconductors - 1.0%

Texas Instruments, Inc.	44,031	7,484,830

Electronic Connectors - 3.8%

Amphenol Corp., Class A	218,444	16,603,928
TE Connectivity, Ltd.	78,609	11,196,280

		27,800,208

Electronic Measurement Instruments - 2.5%

Agilent Technologies, Inc.	39,166	5,105,680
Fortive Corp.	200,748	12,998,433

		18,104,113

Entertainment Software - 2.2%

Electronic Arts, Inc.	122,889	15,986,630

Finance-Credit Card - 4.2%

Mastercard, Inc., Class A	23,645	8,531,589
Visa, Inc., Class A	105,101	22,714,428

		31,246,017

Finance-Investment Banker/Broker - 1.7%

Charles Schwab Corp.	146,856	12,403,458

Food-Misc./Diversified - 1.2%

McCormick & Co., Inc.	95,694	9,107,198

Insurance Brokers - 3.3%

Aon PLC, Class A	57,085	16,676,812
Marsh & McLennan Cos., Inc.	50,161	7,795,521

		24,472,333

Internet Content-Information/News - 1.1%

Tencent Holdings, Ltd.	143,400	7,729,133

Machinery-General Industrial - 1.2%

Otis Worldwide Corp.	108,296	8,482,826

Medical Instruments - 3.2%

Boston Scientific Corp.†	408,117	18,026,528
Medtronic PLC	55,880	5,866,841

		23,893,369

Medical Labs & Testing Services - 1.2%

ICON PLC†	37,835	9,005,108

Medical Products - 3.8%

Abbott Laboratories	61,343	7,399,193
STERIS PLC	38,601	9,264,240
Stryker Corp.	42,501	11,192,638

		27,856,071

Medical-Drugs - 0.4%

Roche Holding AG	7,149	2,727,159

Pharmacy Services - 0.9%

Cigna Corp.	28,393	6,751,288

Private Equity - 0.5%

Blackstone, Inc.	31,627	4,031,494

Real Estate Investment Trusts - 1.7%

American Tower Corp.	55,425	12,574,270

Retail-Apparel/Shoe - 1.7%

Ross Stores, Inc.	135,650	12,397,053

Retail-Discount - 1.5%

Dollarama, Inc.	206,416	10,666,862

Retail-Major Department Stores - 1.0%

TJX Cos., Inc.	111,712	7,384,163

Retail-Restaurants - 1.6%

Starbucks Corp.	127,813	11,731,955

Semiconductor Components-Integrated Circuits - 1.8%

Analog Devices, Inc.	48,137	7,715,880
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	48,878	5,230,435

		12,946,315

Soap & Cleaning Preparation - 2.2%

Church & Dwight Co., Inc.	167,196	16,360,129

Textile-Apparel - 0.9%

LVMH Moet Hennessy Louis Vuitton SE	8,698	6,435,760

Transport-Rail - 1.4%

Union Pacific Corp.	42,472	10,445,988

Web Portals/ISP - 8.4%

Alphabet, Inc., Class A†	22,840	61,694,038

TOTAL INVESTMENTS (cost $491,228,209)	98.3%	723,159,663

Other assets less liabilities	1.7	12,359,964

NET ASSETS	100.0%	$735,519,627

†	Non-income producing security
(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2022, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Common Stocks
JD.com, Inc., Class A Lock-Up Shares	01/20/2022	6,600	$240,693	$225,783	$34.21	0.03%

ADR –  American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
E-Commerce/Products	$—	$225,783	$—	$225,783
Other Industries	722,933,880	—		722,933,880

	$722,933,880	$225,783	$—	$723,159,663

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.4%
Aerospace/Defense-Equipment - 0.2%

Hexcel Corp.	125,549	$7,269,287

Airlines - 0.2%

JetBlue Airways Corp.†	475,939	7,267,589

Apparel Manufacturers - 1.4%

Capri Holdings, Ltd.†	225,164	15,252,609
Carter’s, Inc.	63,252	6,115,203
Columbia Sportswear Co.	51,727	4,796,128
Deckers Outdoor Corp.†	41,076	11,856,177
Hanesbrands, Inc.	522,591	8,074,031
Urban Outfitters, Inc.†	98,626	2,713,201

		48,807,349

Applications Software - 0.6%

CDK Global, Inc.	177,090	8,029,261
Cerence, Inc.†	56,877	2,053,828
Concentrix Corp.	64,204	12,833,738

		22,916,827

Athletic Equipment - 0.2%

YETI Holdings, Inc.†	131,158	8,074,086

Auto/Truck Parts & Equipment-Original - 1.3%

Adient PLC†	140,999	6,309,705
Dana, Inc.	215,849	4,019,109
Fox Factory Holding Corp.†	63,009	7,436,322
Gentex Corp.	353,956	10,714,248
Lear Corp.	89,218	14,037,560
Visteon Corp.†	41,898	5,034,883

		47,551,827

Banks-Commercial - 7.0%

Associated Banc-Corp	224,588	5,477,701
Bank of Hawaii Corp.	60,576	5,220,440
Bank OZK	180,906	8,506,200
Cadence Bank	293,236	9,272,122
Cathay General Bancorp	115,565	5,435,022
Commerce Bancshares, Inc.	166,116	11,923,806
Cullen/Frost Bankers, Inc.	84,862	11,942,629
East West Bancorp, Inc.	212,366	18,594,767
First Financial Bankshares, Inc.	191,892	9,195,465
First Horizon Corp.	809,241	19,000,979
FNB Corp.	506,840	6,806,861
Fulton Financial Corp.	241,394	4,349,920
Glacier Bancorp, Inc.	162,332	8,993,193
Hancock Whitney Corp.	129,937	7,234,892
Home BancShares, Inc.	225,581	5,280,851
International Bancshares Corp.	79,657	3,426,048
Old National Bancorp	441,810	8,076,287
PacWest Bancorp	175,479	8,672,172
Pinnacle Financial Partners, Inc.	113,939	11,516,954
Prosperity Bancshares, Inc.	137,926	10,269,970
Synovus Financial Corp.	217,760	11,465,064
Texas Capital Bancshares, Inc.†	75,736	5,044,018
UMB Financial Corp.	64,409	6,560,701
Umpqua Holdings Corp.	324,178	6,921,200
United Bankshares, Inc.	204,016	7,471,066
Valley National Bancorp	609,013	8,507,912
Webster Financial Corp.	269,087	16,201,728
Wintrust Financial Corp.	85,312	8,476,600

		249,844,568

Batteries/Battery Systems - 0.2%

Energizer Holdings, Inc.	94,134	3,143,134
EnerSys	62,691	4,559,517

		7,702,651

Brewery - 0.1%

Boston Beer Co., Inc., Class A†	14,049	5,387,230

Building & Construction Products-Misc. - 1.9%

Builders FirstSource, Inc.†	286,584	21,327,581
Louisiana-Pacific Corp.	131,677	9,474,160
Owens Corning	150,380	14,013,912
Simpson Manufacturing Co., Inc.	65,009	7,704,217
Trex Co., Inc.†	172,274	15,821,644

		68,341,514

Building & Construction-Misc. - 0.5%

EMCOR Group, Inc.	79,875	9,228,757
TopBuild Corp.†	49,273	10,577,928

		19,806,685

Building Products-Air & Heating - 0.4%

Lennox International, Inc.	50,376	13,446,866

Building Products-Cement - 0.5%

Eagle Materials, Inc.	60,869	8,328,705
MDU Resources Group, Inc.	304,318	8,146,593

		16,475,298

Building-Heavy Construction - 0.3%

Arcosa, Inc.	1	52
Dycom Industries, Inc.†	45,151	3,930,846
MasTec, Inc.†	85,622	6,743,589

		10,674,487

Building-Mobile Home/Manufactured Housing - 0.2%

Thor Industries, Inc.	83,103	7,520,821

Building-Residential/Commercial - 0.6%

KB Home	128,261	4,952,157
Taylor Morrison Home Corp.†	183,908	5,425,286
Toll Brothers, Inc.	171,222	9,290,506
Tri Pointe Homes, Inc.†	166,320	3,720,578

		23,388,527

Cable/Satellite TV - 0.3%

Cable One, Inc.	7,418	10,628,881

Casino Hotels - 0.2%

Boyd Gaming Corp.†	122,733	8,706,679

Casino Services - 0.3%

Scientific Games Corp.†	144,432	9,087,661

Chemicals-Diversified - 0.3%

Olin Corp.	214,659	11,057,085

Chemicals-Specialty - 1.3%

Ashland Global Holdings, Inc.	84,526	7,800,059
Cabot Corp.	84,893	6,210,772
Chemours Co.	243,874	6,730,922
Ingevity Corp.†	58,792	4,011,378
Minerals Technologies, Inc.	49,824	3,487,182
NewMarket Corp.	10,338	3,285,003
Sensient Technologies Corp.	62,893	5,165,402

Valvoline, Inc.	270,512	8,745,653

		45,436,371

Coatings/Paint - 0.5%

RPM International, Inc.	194,122	16,416,898

Commercial Services - 0.7%

GXO Logistics, Inc.†	147,546	12,383,536
John Wiley & Sons, Inc., Class A	65,173	3,278,854
LiveRamp Holdings, Inc.†	101,902	4,398,090
Progyny, Inc.†	104,204	4,101,469

		24,161,949

Commercial Services-Finance - 1.1%

Euronet Worldwide, Inc.†	79,100	10,142,993
H&R Block, Inc.	262,832	6,520,862
HealthEquity, Inc.†	124,973	6,712,300
Sabre Corp.†	484,029	5,290,437
WEX, Inc.†	67,072	11,302,302

		39,968,894

Computer Aided Design - 0.4%

Aspen Technology, Inc.†	100,145	15,263,099

Computer Data Security - 0.2%

Qualys, Inc.†	49,967	6,261,365

Computer Services - 1.4%

CACI International, Inc., Class A†	34,909	9,767,189
Genpact, Ltd.	258,916	10,833,045
KBR, Inc.	209,939	10,421,372
Kyndryl Holdings, Inc.†	268,080	4,251,749
MAXIMUS, Inc.	91,994	7,254,647
Science Applications International Corp.	86,148	7,554,318

		50,082,320

Computer Software - 0.6%

Envestnet, Inc.†	81,776	6,118,480
Teradata Corp.†	162,372	8,116,976
Ziff Davis, Inc.†	72,164	7,259,699

		21,495,155

Computers-Integrated Systems - 0.2%

NCR Corp.†	197,540	8,004,321

Computers-Other - 0.3%

Lumentum Holdings, Inc.†	108,198	10,696,454

Consulting Services - 0.4%

FTI Consulting, Inc.†	51,313	7,491,698
R1 RCM, Inc.†	199,411	5,421,985

		12,913,683

Consumer Products-Misc. - 0.2%

Helen of Troy, Ltd.†	36,108	7,426,332

Containers-Metal/Glass - 0.2%

Greif, Inc., Class A	39,734	2,284,308
Silgan Holdings, Inc.	125,575	5,259,081

		7,543,389

Containers-Paper/Plastic - 0.6%

AptarGroup, Inc.	98,511	12,006,521
Sonoco Products Co.	147,146	8,640,413

		20,646,934

Cosmetics & Toiletries - 0.1%

Coty, Inc., Class A†	502,194	4,605,119

Data Processing/Management - 0.7%

CommVault Systems, Inc.†	68,105	4,284,486
Fair Isaac Corp.†	40,942	19,291,461

		23,575,947

Dental Supplies & Equipment - 0.1%

Patterson Cos., Inc.	129,623	3,875,728

Diagnostic Equipment - 0.6%

Neogen Corp.†	160,865	5,742,881
Repligen Corp.†	76,949	15,135,868

		20,878,749

Diagnostic Kits - 0.2%

Quidel Corp.†	56,754	6,004,006

Disposable Medical Products - 0.2%

ICU Medical, Inc.†	29,877	7,072,782

Distribution/Wholesale - 1.0%

Avient Corp.	136,918	7,173,134
IAA, Inc.†	201,799	7,414,095
Univar Solutions, Inc.†	255,841	7,856,877
Watsco, Inc.	49,424	13,495,718

		35,939,824

Diversified Manufacturing Operations - 0.9%

Carlisle Cos., Inc.	78,245	18,575,363
ITT, Inc.	128,102	11,256,323
Trinity Industries, Inc.	122,404	3,532,579

		33,364,265

E-Commerce/Services - 0.1%

TripAdvisor, Inc.†	148,231	3,770,997

Electric Products-Misc. - 0.3%

Littelfuse, Inc.	36,862	9,518,137

Electric-Integrated - 1.3%

ALLETE, Inc.	78,675	4,951,805
Black Hills Corp.	95,508	6,684,605
Hawaiian Electric Industries, Inc.	163,586	6,703,754
IDACORP, Inc.	75,598	7,858,412
NorthWestern Corp.#	78,798	4,765,703
OGE Energy Corp.	299,565	11,248,666
PNM Resources, Inc.	128,453	5,802,222

		48,015,167

Electronic Components-Misc. - 1.1%

Hubbell, Inc.	81,427	14,514,363
Jabil, Inc.	214,503	12,400,418
nVent Electric PLC	251,769	8,542,522
Vishay Intertechnology, Inc.	198,604	3,811,211

		39,268,514

Electronic Components-Semiconductors - 1.9%

Amkor Technology, Inc.	150,034	3,401,271
Lattice Semiconductor Corp.†	204,933	12,832,904
Semtech Corp.†	96,371	6,686,220
Silicon Laboratories, Inc.†	60,141	9,244,273

SiTime Corp.†	22,430	4,534,000
Synaptics, Inc.†	58,770	13,424,831
Wolfspeed, Inc.†	173,433	17,815,038

		67,938,537

Electronic Connectors - 0.1%

Vicor Corp.†	32,095	2,399,743

Electronic Measurement Instruments - 0.4%

National Instruments Corp.	197,364	7,924,165
Vontier Corp.	253,001	6,147,924

		14,072,089

Electronic Parts Distribution - 0.7%

Arrow Electronics, Inc.†	104,201	12,700,018
Avnet, Inc.	148,487	6,246,848
TD SYNNEX Corp.	61,781	6,291,159

		25,238,025

Electronics-Military - 0.1%

Mercury Systems, Inc.†	84,772	5,104,970

Energy-Alternate Sources - 0.6%

First Solar, Inc.†	147,982	11,141,565
SunPower Corp.†	124,262	2,228,018
Sunrun, Inc.†	309,786	8,450,962

		21,820,545

Engineering/R&D Services - 0.6%

AECOM	215,591	15,664,842
Fluor Corp.†	211,625	4,583,798

		20,248,640

Enterprise Software/Service - 0.8%

ACI Worldwide, Inc.†	175,939	5,897,476
Blackbaud, Inc.†	62,004	3,874,630
Manhattan Associates, Inc.†	94,703	12,659,897
SailPoint Technologies Holding, Inc.†	139,571	5,774,052

		28,206,055

Environmental Consulting & Engineering - 0.4%

Tetra Tech, Inc.	80,918	12,847,351

Filtration/Separation Products - 0.3%

Donaldson Co., Inc.	184,962	10,037,888

Finance-Consumer Loans - 0.4%

Navient Corp.	241,197	4,247,479
SLM Corp.	438,744	8,643,257

		12,890,736

Finance-Credit Card - 0.4%

Alliance Data Systems Corp.	74,504	5,025,295
Western Union Co.	601,610	10,937,270

		15,962,565

Finance-Investment Banker/Broker - 0.7%

Evercore, Inc., Class A	58,393	7,416,495
Interactive Brokers Group, Inc., Class A	130,757	8,653,498
Jefferies Financial Group, Inc.	293,989	10,448,369

		26,518,362

Finance-Other Services - 0.3%

SEI Investments Co.	158,607	9,291,198

Financial Guarantee Insurance - 0.2%

MGIC Investment Corp.	487,240	7,396,303

Firearms & Ammunition - 0.4%

Axon Enterprise, Inc.†	98,285	13,784,471

Food-Baking - 0.2%

Flowers Foods, Inc.	297,375	8,151,049

Food-Misc./Diversified - 0.8%

Hain Celestial Group, Inc.†	138,998	5,053,967
Ingredion, Inc.	99,572	8,836,019
Lancaster Colony Corp.	29,663	4,989,613
Post Holdings, Inc.†	87,605	9,210,790

		28,090,389

Food-Retail - 0.2%

Grocery Outlet Holding Corp.†#	130,759	3,636,408
Sprouts Farmers Market, Inc.†	167,997	4,784,554

		8,420,962

Food-Wholesale/Distribution - 0.4%

Performance Food Group Co.†	230,935	12,941,597

Footwear & Related Apparel - 0.5%

Crocs, Inc.†	88,066	7,373,766
Skechers U.S.A., Inc., Class A†	201,885	9,282,672

		16,656,438

Funeral Services & Related Items - 0.4%

Service Corp. International	246,794	15,017,415

Garden Products - 0.2%

Scotts Miracle-Gro Co.	60,960	8,538,058

Gas-Distribution - 1.3%

National Fuel Gas Co.	136,455	8,492,959
New Jersey Resources Corp.	144,315	6,295,020
ONE Gas, Inc.	80,195	6,663,403
Southwest Gas Holdings, Inc.	90,367	6,410,635
Spire, Inc.	77,346	5,190,690
UGI Corp.	312,917	12,028,530

		45,081,237

Gold Mining - 0.3%

Royal Gold, Inc.	98,227	11,911,006

Golf - 0.1%

Callaway Golf Co.†#	175,375	4,338,778

Hazardous Waste Disposal - 0.4%

Clean Harbors, Inc.†	74,914	7,149,043
Stericycle, Inc.†	137,474	8,022,983

		15,172,026

Healthcare Safety Devices - 0.3%

Tandem Diabetes Care, Inc.†	95,078	10,708,635

Home Furnishings - 0.6%

Leggett & Platt, Inc.	199,601	7,401,205
MillerKnoll, Inc.	113,397	4,408,875
Tempur Sealy International, Inc.	288,094	9,509,983

		21,320,063

Hotels/Motels - 0.7%

Choice Hotels International, Inc.	49,117	7,090,039
Travel & Leisure Co.	129,146	7,238,633

Wyndham Hotels & Resorts, Inc.	139,442	12,049,183

		26,377,855

Human Resources - 1.0%

ASGN, Inc.†	77,969	8,638,185
Insperity, Inc.	53,586	4,820,061
ManpowerGroup, Inc.	81,171	8,626,854
Paylocity Holding Corp.†	59,290	12,595,568

		34,680,668

Industrial Automated/Robotic - 0.7%

Cognex Corp.	264,583	17,875,228
Colfax Corp.†	201,521	8,103,159

		25,978,387

Instruments-Controls - 0.3%

Woodward, Inc.	94,346	11,758,342

Insurance-Life/Health - 1.1%

Brighthouse Financial, Inc.†	119,450	6,242,457
CNO Financial Group, Inc.	184,540	4,460,332
Primerica, Inc.	59,097	7,676,109
Unum Group	305,967	8,542,599
Voya Financial, Inc.#	166,106	11,187,239

		38,108,736

Insurance-Multi-line - 0.5%

American Financial Group, Inc.	98,995	13,402,933
Kemper Corp.	89,542	4,785,125

		18,188,058

Insurance-Property/Casualty - 1.8%

Alleghany Corp.†	20,501	13,570,022
First American Financial Corp.	164,268	11,012,527
Hanover Insurance Group, Inc.	53,246	7,428,349
Kinsale Capital Group, Inc.	32,100	6,733,296
Mercury General Corp.	39,775	2,187,625
Old Republic International Corp.	427,283	11,258,907
RLI Corp.	59,585	6,047,877
Selective Insurance Group, Inc.	89,977	7,485,187

		65,723,790

Insurance-Reinsurance - 0.8%

Essent Group, Ltd.	165,263	7,301,319
Reinsurance Group of America, Inc.	101,165	11,215,152
RenaissanceRe Holdings, Ltd.	68,870	10,384,219

		28,900,690

Internet Content-Information/News - 0.1%

Yelp, Inc.†	102,713	3,480,944

Internet Security - 0.2%

Mimecast, Ltd.†	92,406	7,349,049

Investment Management/Advisor Services - 0.9%

Affiliated Managers Group, Inc.	60,835	8,417,131
Federated Hermes, Inc.	144,929	4,734,830
Janus Henderson Group PLC	255,283	8,569,850
Stifel Financial Corp.	155,804	11,451,594

		33,173,405

Lasers-System/Components - 0.6%

Coherent, Inc.†	36,717	9,705,038
II-VI, Inc.†#	158,840	11,033,026

		20,738,064

Lighting Products & Systems - 0.5%

Acuity Brands, Inc.	52,266	9,531,750
Universal Display Corp.	64,883	10,051,026

		19,582,776

Machine Tools & Related Products - 0.4%

Kennametal, Inc.	125,176	3,969,331
Lincoln Electric Holdings, Inc.	88,366	11,263,130

		15,232,461

Machinery-Construction & Mining - 0.4%

Oshkosh Corp.	102,715	11,405,474
Terex Corp.	104,457	4,311,985

		15,717,459

Machinery-Electrical - 0.5%

Regal Rexnord Corp.	101,402	16,259,811

Machinery-Farming - 0.7%

AGCO Corp.	91,832	11,034,533
Toro Co.	159,297	14,943,652

		25,978,185

Machinery-General Industrial - 0.4%

Middleby Corp.†	83,245	14,785,977

Machinery-Pumps - 1.1%

Curtiss-Wright Corp.	58,723	8,662,817
Flowserve Corp.	194,948	5,920,571
Graco, Inc.	254,357	18,336,596
Watts Water Technologies, Inc., Class A	41,241	5,936,642

		38,856,626

Medical Instruments - 0.6%

Bruker Corp.	152,059	10,700,392
Integra LifeSciences Holdings Corp.†	109,009	7,310,143
NuVasive, Inc.†	77,424	4,190,187

		22,200,722

Medical Labs & Testing Services - 0.5%

Medpace Holdings, Inc.†	43,027	6,581,840
Syneos Health, Inc.†	155,177	12,290,019

		18,871,859

Medical Products - 1.5%

Envista Holdings Corp.†	241,490	11,591,520
Globus Medical, Inc., Class A†	118,286	8,317,871
Haemonetics Corp.†	76,479	4,413,603
LivaNova PLC†	79,652	6,278,171
Masimo Corp.†	76,029	11,970,766
Penumbra, Inc.†	52,554	11,653,324

		54,225,255

Medical-Biomedical/Gene - 1.0%

Arrowhead Pharmaceuticals, Inc.†	156,025	6,865,100
Exelixis, Inc.†	473,493	9,720,811
Halozyme Therapeutics, Inc.†	210,690	7,473,174
United Therapeutics Corp.†	67,399	11,201,714

		35,260,799

Medical-Drugs - 0.4%

Jazz Pharmaceuticals PLC†	91,991	12,641,403

Medical-Generic Drugs - 0.2%

Perrigo Co. PLC	200,195	7,110,926

Medical-HMO - 0.7%

Molina Healthcare, Inc.†	87,397	26,819,517

Medical-Hospitals - 0.6%

Acadia Healthcare Co., Inc.†	134,591	7,632,655
Tenet Healthcare Corp.†	160,316	13,785,573

		21,418,228

Medical-Outpatient/Home Medical - 0.7%

Amedisys, Inc.†	48,789	7,817,950
Chemed Corp.	23,039	11,019,323
LHC Group, Inc.†	47,396	6,453,913

		25,291,186

Metal Processors & Fabrication - 0.4%

Crane Co.	74,703	7,550,979
Timken Co.	103,308	6,772,873

		14,323,852

Metal Products-Distribution - 0.1%

Worthington Industries, Inc.	48,411	2,760,395

Metal-Aluminum - 0.6%

Alcoa Corp.	280,003	21,095,426

Motorcycle/Motor Scooter - 0.3%

Harley-Davidson, Inc.	230,279	9,510,523

Multilevel Direct Selling - 0.1%

Nu Skin Enterprises, Inc., Class A	74,561	3,458,885

Networking Products - 0.1%

Calix, Inc.†	82,054	4,458,814

Office Automation & Equipment - 0.1%

Xerox Holdings Corp.	205,703	4,054,406

Oil Companies-Exploration & Production - 0.7%

CNX Resources Corp.†	316,064	5,164,486
EQT Corp.	452,486	10,470,526
PDC Energy, Inc.	145,732	9,402,628

		25,037,640

Oil Companies-Integrated - 0.2%

Murphy Oil Corp.	217,281	7,533,132

Oil Field Machinery & Equipment - 0.3%

NOV, Inc.	584,677	10,027,211

Oil Refining & Marketing - 0.2%

HollyFrontier Corp.†	223,724	6,812,396

Oil-Field Services - 0.2%

ChampionX Corp.†	302,401	6,474,405

Optical Supplies - 0.2%

STAAR Surgical Co.†	71,234	5,650,281

Pastoral & Agricultural - 0.5%

Darling Ingredients, Inc.†	242,148	17,550,887

Pharmacy Services - 0.1%

Option Care Health, Inc.†	207,273	5,326,916

Physical Therapy/Rehabilitation Centers - 0.3%

Encompass Health Corp.	148,891	9,829,784

Pipelines - 1.1%

Antero Midstream Corp.	485,923	4,878,667
DT Midstream, Inc.	144,761	7,686,809
Equitrans Midstream Corp.	608,410	3,899,908
Targa Resources Corp.	342,660	22,399,684

		38,865,068

Poultry - 0.2%

Pilgrim’s Pride Corp.†	72,933	1,719,760
Sanderson Farms, Inc.	31,746	5,669,518

		7,389,278

Publishing-Newspapers - 0.5%

New York Times Co., Class A	250,059	11,000,095
TEGNA, Inc.	331,151	7,589,981

		18,590,076

Racetracks - 0.3%

Churchill Downs, Inc.	51,516	12,408,659

Real Estate Investment Trusts - 9.3%

American Campus Communities, Inc.	208,251	11,205,986
Apartment Income REIT Corp.	234,931	12,124,789
Brixmor Property Group, Inc.	444,447	11,164,509
Camden Property Trust	152,939	25,251,758
Corporate Office Properties Trust	168,096	4,405,796
Cousins Properties, Inc.	222,514	8,595,716
CyrusOne, Inc.	189,926	17,159,814
Douglas Emmett, Inc.	262,618	8,324,991
EastGroup Properties, Inc.	60,884	11,614,232
EPR Properties	111,947	5,574,961
First Industrial Realty Trust, Inc.	194,981	11,227,006
Healthcare Realty Trust, Inc.	220,799	5,758,438
Highwoods Properties, Inc.	156,211	6,810,800
Hudson Pacific Properties, Inc.	228,186	6,024,110
JBG SMITH Properties	170,839	4,557,984
Kilroy Realty Corp.	156,859	11,234,242
Kite Realty Group Trust	327,764	7,187,864
Lamar Advertising Co., Class A	129,926	14,169,730
Life Storage, Inc.	122,746	15,538,416
Macerich Co.	318,815	4,877,869
Medical Properties Trust, Inc.	892,373	18,150,867
National Retail Properties, Inc.	262,814	11,198,505
National Storage Affiliates Trust	122,630	7,145,650
Omega Healthcare Investors, Inc.	357,629	10,074,409
Park Hotels & Resorts, Inc.†	353,895	6,667,382
Pebblebrook Hotel Trust#	196,617	4,425,849
Physicians Realty Trust	329,666	5,360,369
PotlatchDeltic Corp.	100,418	5,512,948
PS Business Parks, Inc.	30,098	4,794,310
Rayonier, Inc.	214,229	8,504,891
Rexford Industrial Realty, Inc.	226,703	15,898,681
Sabra Health Care REIT, Inc.	342,220	4,596,015

SL Green Realty Corp.#	100,213	7,968,938
Spirit Realty Capital, Inc.	184,544	8,557,305
STORE Capital Corp.	367,255	11,282,074

		332,947,204

Real Estate Management/Services - 0.5%

Jones Lang LaSalle, Inc.†	75,526	18,596,012

Recreational Vehicles - 0.6%

Brunswick Corp.	115,374	11,020,525
Polaris, Inc.#	85,363	10,372,458

		21,392,983

Rental Auto/Equipment - 0.4%

Avis Budget Group, Inc.†	59,978	11,002,364
PROG Holdings, Inc.†	84,879	2,600,693

		13,603,057

Resorts/Theme Parks - 0.4%

Marriott Vacations Worldwide Corp.	63,744	10,241,748
Six Flags Entertainment Corp.†	115,807	5,056,134

		15,297,882

Retail-Apparel/Shoe - 0.5%

American Eagle Outfitters, Inc.#	229,600	4,839,968
Foot Locker, Inc.	135,155	4,273,601
Gap, Inc.	320,823	4,667,974
Victoria’s Secret & Co.†	108,425	5,814,833

		19,596,376

Retail-Automobile - 0.6%

AutoNation, Inc.†	59,828	6,859,879
Lithia Motors, Inc.	45,315	15,444,258

		22,304,137

Retail-Catalog Shopping - 0.1%

MSC Industrial Direct Co., Inc., Class A	70,067	5,428,791

Retail-Convenience Store - 0.3%

Casey’s General Stores, Inc.	55,524	10,442,954

Retail-Discount - 0.5%

BJ’s Wholesale Club Holdings, Inc.†	204,340	12,846,856
Ollie’s Bargain Outlet Holdings, Inc.†	90,563	3,910,510

		16,757,366

Retail-Home Furnishings - 0.7%

RH†	25,958	10,431,742
Williams-Sonoma, Inc.	111,290	16,121,469

		26,553,211

Retail-Major Department Stores - 0.1%

Nordstrom, Inc.†#	166,482	3,452,837

Retail-Misc./Diversified - 0.7%

Five Below, Inc.†	83,838	13,716,735
GameStop Corp., Class A†	92,721	11,436,208

		25,152,943

Retail-Pawn Shops - 0.1%

FirstCash Holdings, Inc.	60,509	4,359,068

Retail-Petroleum Products - 0.2%

Murphy USA, Inc.	35,291	6,378,495

Retail-Regional Department Stores - 0.7%

Kohl’s Corp.	225,277	12,529,907
Macy’s, Inc.	463,479	12,013,375

		24,543,282

Retail-Restaurants - 0.9%

Cracker Barrel Old Country Store, Inc.	35,186	4,724,424
Papa John’s International, Inc.	48,433	5,173,613
Texas Roadhouse, Inc.	104,225	9,891,995
Wendy’s Co.	264,146	6,006,680
Wingstop, Inc.	44,635	6,487,697

		32,284,409

Retail-Sporting Goods - 0.3%

Dick’s Sporting Goods, Inc.#	97,112	10,196,760

Rubber-Tires - 0.2%

Goodyear Tire & Rubber Co.†	420,491	6,513,406

Satellite Telecom - 0.2%

Iridium Communications, Inc.†	197,842	7,832,565

Savings & Loans/Thrifts - 0.3%

New York Community Bancorp, Inc.	695,912	8,030,824
Washington Federal, Inc.	97,491	3,468,730

		11,499,554

Schools - 0.2%

Graham Holdings Co., Class B	5,970	3,588,746
Grand Canyon Education, Inc.†	59,971	5,207,282

		8,796,028

Security Services - 0.1%

Brink’s Co.	73,560	5,153,614

Semiconductor Components-Integrated Circuits - 0.4%

Cirrus Logic, Inc.†	85,505	7,427,819
Power Integrations, Inc.	90,288	8,125,920

		15,553,739

Semiconductor Equipment - 0.8%

Azenta, Inc.	111,262	9,737,650
CMC Materials, Inc.	42,538	7,887,822
MKS Instruments, Inc.	82,995	12,499,047

		30,124,519

Software Tools - 0.2%

Digital Turbine, Inc.†#	131,588	6,379,386

Steel Pipe & Tube - 0.2%

Valmont Industries, Inc.	31,762	6,874,885

Steel-Producers - 2.0%

Cleveland-Cliffs, Inc.†	681,039	15,228,032
Commercial Metals Co.	180,466	6,956,964
Reliance Steel & Aluminum Co.	93,764	17,896,735
Steel Dynamics, Inc.	282,136	19,913,159
United States Steel Corp.	404,408	11,003,942

		70,998,832

Telecom Equipment-Fiber Optics - 0.4%

Ciena Corp.†	231,854	15,863,451

Television - 0.1%

World Wrestling Entertainment, Inc., Class A#	66,921	3,965,738

Therapeutics - 0.4%

Neurocrine Biosciences, Inc.†	141,970	12,758,844

Tools-Hand Held - 0.2%

MSA Safety, Inc.	54,567	7,590,270

Toys - 0.4%

Mattel, Inc.†	524,291	13,096,789

Transport-Equipment & Leasing - 0.2%

GATX Corp.	53,126	5,664,825

Transport-Marine - 0.2%

Kirby Corp.†	89,957	5,860,699

Transport-Services - 0.2%

Ryder System, Inc.	80,352	6,334,952

Transport-Truck - 1.3%

Knight-Swift Transportation Holdings, Inc.	248,357	13,530,490
Landstar System, Inc.	57,031	8,806,157
Saia, Inc.†	39,414	11,320,883
Werner Enterprises, Inc.	91,085	3,958,554
XPO Logistics, Inc.†	147,634	10,730,039

		48,346,123

Water - 0.5%

Essential Utilities, Inc.	344,193	16,214,932

Wire & Cable Products - 0.1%

Belden, Inc.	67,191	3,786,213

Wireless Equipment - 0.1%

ViaSat, Inc.†	109,910	5,016,292

Total Long-Term Investment Securities
(cost $2,397,698,282)		3,465,650,083

SHORT-TERM INVESTMENT SECURITIES - 1.0%
Registered Investment Companies - 0.7%

State Street Navigator Securities Lending Government Money Market Portfolio 0.06%(1)(2)	25,393,630	25,393,630

U.S. Government Treasuries - 0.3%

United States Treasury Bills 0.07% due 03/24/2022(3)	$400,000	399,984
0.36% due 12/29/2022(3)	6,000,000	5,956,052
0.36% due 12/29/2022(3)	300,000	297,803
0.54% due 12/29/2022(3)	2,500,000	2,481,689

		9,135,528

Total Short-Term Investment Securities
(cost $34,563,430)		34,529,158

REPURCHASE AGREEMENTS - 3.3%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/28/2022, to be repurchased 03/01/2022 in the amount of $118,812,000 and collateralized by $95,826,600 of United States Treasury Inflation Index Notes, bearing interest at 0.63% due 01/15/2026 and having an approximate value of $121,188,307 (cost $118,812,000)	118,812,000	118,812,000

TOTAL INVESTMENTS
(cost $2,551,073,712)	100.7%	3,618,991,241
Liabilities in excess of other assets	(0.7)	(26,136,085)

NET ASSETS	100.0%	$3,592,855,156

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)

At February 28, 2022, the Fund had loaned securities with a total value of $62,820,645. This was secured by collateral of $25,393,630, which was received in cash and subsequently invested in short-term investments currently valued at $25,393,630 as reported in the Portfolio of Investments. Additional collateral of $39,604,526 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2022
United States Treasury Bills	0.00%	03/03/2022 to 07/28/2022	$2,974,105
United States Treasury Notes/Bonds	0.13% to 6.88%	03/31/2022 to 11/15/2051	36,630,421

(2)	The rate shown is the 7-day yield as of February 28, 2022.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
486	Long	S&P Mid Cap 400 E-Mini Index	March 2022	$134,884,542	$129,178,800	$(5,705,742)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,465,650,083	$—	$—	$3,465,650,083
Short-Term Investment Securities:
Registered Investment Companies	25,393,630	—	—	25,393,630
U.S. Government Treasuries	—	9,135,528	—	9,135,528
Repurchase Agreements	—	118,812,000	—	118,812,000

Total Investments at Value	$3,491,043,713	$127,947,528	$—	$3,618,991,241

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$5,705,742	$—	$—	$5,705,742

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.0%
Advertising Services - 0.9%

Trade Desk, Inc., Class A†	91,275	$7,787,583

Aerospace/Defense - 1.0%

Teledyne Technologies, Inc.†	20,687	8,882,584

Aerospace/Defense-Equipment - 1.8%

Hexcel Corp.	94,483	5,470,566
L3Harris Technologies, Inc.	42,275	10,666,405

		16,136,971

Airlines - 0.6%

Ryanair Holdings PLC ADR†	55,498	5,533,706

Apparel Manufacturers - 2.0%

Capri Holdings, Ltd.†	153,247	10,380,952
Gildan Activewear, Inc.	189,397	7,445,196

		17,826,148

Athletic Footwear - 0.3%

On Holding AG, Class A†	124,440	3,030,114

Auction Houses/Art Dealers - 0.8%

Ritchie Bros. Auctioneers, Inc.	140,669	7,368,242

Audio/Video Products - 0.3%

Dolby Laboratories, Inc., Class A	32,742	2,458,924

Auto-Cars/Light Trucks - 0.5%

General Motors Co.†	94,137	4,398,081

Auto/Truck Parts & Equipment-Original - 0.4%

Visteon Corp.†	29,590	3,555,830

Banks-Commercial - 1.2%

First Republic Bank	44,837	7,768,459
SVB Financial Group†	4,861	2,945,766

		10,714,225

Broadcast Services/Program - 0.9%

Liberty Media Corp. - Liberty Formula One, Series C†	130,535	7,927,391

Building & Construction-Misc. - 0.3%

Frontdoor, Inc.†	99,670	2,995,083

Building-Maintenance & Services - 0.6%

Terminix Global Holdings, Inc.†	120,702	5,137,077

Building-Residential/Commercial - 0.4%

D.R. Horton, Inc.	46,240	3,948,896

Chemicals-Diversified - 0.6%

Olin Corp.	101,480	5,227,235

Chemicals-Specialty - 0.7%

Chemours Co.	216,626	5,978,878

Commercial Services - 1.3%

GXO Logistics, Inc.†	73,517	6,170,282
Quanta Services, Inc.	54,914	5,982,331

		12,152,613

Commercial Services-Finance - 2.7%

Global Payments, Inc.	50,731	6,766,501
Marathon Digital Holdings, Inc.†#	46,711	1,184,124
Riot Blockchain, Inc.†#	75,055	1,293,197
Shift4 Payments, Inc., Class A†	75,185	3,958,490
WEX, Inc.†	66,631	11,227,990

		24,430,302

Computer Data Security - 1.5%

Varonis Systems, Inc.†	97,399	4,246,596
Zscaler, Inc.†	38,393	9,181,686

		13,428,282

Computer Services - 1.6%

Amdocs, Ltd.	135,011	10,625,366
EPAM Systems, Inc.†	17,428	3,620,667

		14,246,033

Computer Software - 2.8%

Datadog, Inc., Class A†	52,911	8,524,491
Dynatrace, Inc.†	67,166	2,983,514
Snowflake, Inc., Class A†	22,261	5,913,857
Ziff Davis, Inc.†	33,457	3,365,774
ZoomInfo Technologies, Inc.†	88,790	4,855,925

		25,643,561

Containers-Paper/Plastic - 0.5%

Sealed Air Corp.	74,509	5,001,789

Data Processing/Management - 1.4%

Broadridge Financial Solutions, Inc.	48,748	7,127,445
Fidelity National Information Services, Inc.	63,504	6,047,486

		13,174,931

Decision Support Software - 0.2%

MSCI, Inc.	4,528	2,271,652

Dental Supplies & Equipment - 0.7%

DENTSPLY SIRONA, Inc.	109,536	5,930,279

Diagnostic Equipment - 2.4%

Avantor, Inc.†	338,551	11,744,334
PerkinElmer, Inc.	33,674	6,048,187
Waters Corp.†	12,789	4,050,660

		21,843,181

Diagnostic Kits - 1.9%

Hologic, Inc.†	56,948	4,052,989
IDEXX Laboratories, Inc.†	16,742	8,912,604
Natera, Inc.†	68,989	4,536,027

		17,501,620

Disposable Medical Products - 1.9%

ICU Medical, Inc.†	31,599	7,480,431
Teleflex, Inc.	27,822	9,356,817

		16,837,248

Distribution/Wholesale - 1.6%

Ferguson PLC	51,716	7,919,388
Pool Corp.	13,458	6,171,570

		14,090,958

Drug Delivery Systems - 0.8%

DexCom, Inc.†	18,029	7,462,383

E-Commerce/Products - 0.4%

Wayfair, Inc., Class A†#	26,561	3,741,648

E-Commerce/Services - 1.1%

Expedia Group, Inc.†	48,591	9,529,181
Upwork, Inc.†	29,979	757,869

		10,287,050

Electric Products-Misc. - 0.5%

AMETEK, Inc.	36,418	4,726,692

Electric-Generation - 0.2%

Iris Energy, Ltd.†	98,241	1,470,668

Electric-Integrated - 1.0%

Alliant Energy Corp.	152,487	8,905,241

Electronic Components-Misc. - 2.4%

Flex, Ltd.†	458,759	7,564,936
Sensata Technologies Holding PLC†	245,969	14,244,065

		21,809,001

Electronic Components-Semiconductors - 4.4%

Marvell Technology, Inc.	84,554	5,777,575
Microchip Technology, Inc.	116,890	8,220,874
Monolithic Power Systems, Inc.	18,592	8,528,150
ON Semiconductor Corp.†	271,850	17,020,528

		39,547,127

Electronic Connectors - 2.3%

TE Connectivity, Ltd.	145,684	20,749,772

Electronic Measurement Instruments - 1.5%

Keysight Technologies, Inc.†	42,325	6,660,685
National Instruments Corp.	168,321	6,758,088

		13,418,773

Energy-Alternate Sources - 1.7%

Enphase Energy, Inc.†	41,275	6,880,542
Plug Power, Inc.†#	182,502	4,615,476
Sunrun, Inc.†	153,286	4,181,642

		15,677,660

Enterprise Software/Service - 6.0%

Atlassian Corp. PLC, Class A†	10,030	3,066,372
Ceridian HCM Holding, Inc.†	96,502	7,035,961
Constellation Software, Inc.	9,408	15,855,616
Coupa Software, Inc.†	33,658	4,072,954
HubSpot, Inc.†	14,993	7,871,325
SS&C Technologies Holdings, Inc.	204,639	15,341,786
Topicus.com, Inc.†	17,795	1,251,195

		54,495,209

Entertainment Software - 0.2%

ROBLOX Corp., Class A†	44,140	2,276,300

Finance-Investment Banker/Broker - 0.4%

Charles Schwab Corp.	40,546	3,424,515

Finance-Other Services - 0.5%

Cboe Global Markets, Inc.	38,921	4,565,044

Food-Catering - 0.6%

Aramark	146,511	5,415,047

Insurance Brokers - 1.0%

Aon PLC, Class A	14,388	4,203,310
Ryan Specialty Group Holdings, Inc., Class A†	133,019	5,328,741

		9,532,051

Insurance-Property/Casualty - 2.8%

Intact Financial Corp.	92,813	13,311,617
WR Berkley Corp.	131,876	11,908,403

		25,220,020

Internet Application Software - 0.2%

Wix.com, Ltd.†	23,403	2,143,247

Internet Gambling - 0.5%

Entain PLC†	195,446	4,415,294

Investment Management/Advisor Services - 2.5%

LPL Financial Holdings, Inc.	123,972	22,432,733

Machinery-Electrical - 0.3%

Regal Rexnord Corp.	17,270	2,769,245

Machinery-General Industrial - 1.3%

Westinghouse Air Brake Technologies Corp.	132,254	12,275,816

Machinery-Print Trade - 0.6%

Kornit Digital, Ltd.†	55,504	5,263,444

Machinery-Pumps - 0.7%

Ingersoll Rand, Inc.	135,065	6,823,484

Medical Instruments - 1.6%

Boston Scientific Corp.†	333,722	14,740,501

Medical Labs & Testing Services - 1.8%

Catalent, Inc.†	101,666	10,373,999
ICON PLC†	24,262	5,774,598

		16,148,597

Medical Products - 2.4%

Align Technology, Inc.†	7,445	3,807,820
Cooper Cos., Inc.	28,245	11,552,770
STERIS PLC	28,064	6,735,360

		22,095,950

Medical-Biomedical/Gene - 1.8%

Abcam PLC ADR†#	78,363	1,307,095
Ascendis Pharma A/S ADR†	17,839	2,004,925
BioMarin Pharmaceutical, Inc.†	46,676	3,646,329
Horizon Therapeutics PLC†	64,816	5,909,275
Illumina, Inc.†	11,123	3,632,772

		16,500,396

Medical-Hospitals - 0.7%

Tenet Healthcare Corp.†	78,033	6,710,058

Non-Hazardous Waste Disposal - 0.8%

Waste Management, Inc.	49,390	7,131,916

Oil & Gas Drilling - 0.4%

Valaris, Ltd.†	91,287	3,719,032

Oil Companies-Exploration & Production - 0.7%

Diamondback Energy, Inc.	44,435	6,136,473

Oil Refining & Marketing - 0.5%

Valero Energy Corp.	51,139	4,270,618

Power Converter/Supply Equipment - 0.8%

Generac Holdings, Inc.†	22,487	7,093,974

Printing-Commercial - 0.1%

Cimpress PLC†	21,802	1,373,308

Private Equity - 0.6%

Ares Management Corp., Class A	68,435	5,549,394

Real Estate Investment Trusts - 0.9%

Lamar Advertising Co., Class A	74,917	8,170,448

Real Estate Management/Services - 0.2%

Redfin Corp.†#	69,917	1,512,305

Rental Auto/Equipment - 0.5%

United Rentals, Inc.†	14,914	4,796,641

Retail-Apparel/Shoe - 1.1%

Burlington Stores, Inc.†	18,807	4,248,313
Lululemon Athletica, Inc.†	17,542	5,612,388

		9,860,701

Retail-Automobile - 1.2%

CarMax, Inc.†	93,960	10,272,647
Vroom, Inc.†#	92,793	564,181

		10,836,828

Retail-Home Furnishings - 0.8%

RH†	17,179	6,903,725

Retail-Misc./Diversified - 0.7%

Five Below, Inc.†	40,455	6,618,843

Retail-Restaurants - 0.5%

Wingstop, Inc.	29,948	4,352,942

Semiconductor Components-Integrated Circuits - 1.3%

Analog Devices, Inc.	39,944	6,402,624
NXP Semiconductors NV	27,148	5,161,378

		11,564,002

Semiconductor Equipment - 3.1%

Entegris, Inc.	57,937	7,559,620
KLA Corp.	33,400	11,639,900
Lam Research Corp.	15,852	8,898,520

		28,098,040

Telecommunication Equipment - 0.9%

NICE, Ltd. ADR†	34,315	7,763,769

Therapeutics - 0.7%

Neurocrine Biosciences, Inc.†	43,240	3,885,979
Sarepta Therapeutics, Inc.†	29,691	2,274,627

		6,160,606

Transport-Truck - 2.3%

JB Hunt Transport Services, Inc.	82,691	16,780,485
XPO Logistics, Inc.†	57,212	4,158,168

		20,938,653

Veterinary Diagnostics - 0.5%

Elanco Animal Health, Inc.†	157,824	4,483,780

Web Hosting/Design - 1.4%

GoDaddy, Inc., Class A†	151,809	12,662,389

Total Long-Term Investment Securities
(cost $819,679,436)		870,500,770

SHORT-TERM INVESTMENT SECURITIES - 3.5%
Commercial Paper - 3.0%
Credit Agricole 0.05% due 03/01/2022	$27,600,000	27,599,946

Registered Investment Companies - 0.5%

State Street Navigator Securities Lending Government Money Market Portfolio 0.06%(1)(2)	4,395,088	4,395,088

Total Short-Term Investment Securities
(cost $31,995,089)		31,995,034

TOTAL INVESTMENTS
(cost $851,674,525)	99.5%	902,495,804
Other assets less liabilities	0.5	4,116,519

NET ASSETS	100.0%	$906,612,323

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 28, 2022.
(2)

At February 28, 2022, the Fund had loaned securities with a total value of $10,622,600. This was secured by collateral of $4,395,088 which was received in cash and subsequently invested in short-term investments currently valued at $4,395,088 as reported in the Portfolio of Investments. Additional collateral of $5,852,323 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2022
United States Treasury Bills	0.00%	03/03/2022 to 07/28/2022	$552,633
United States Treasury Notes/Bonds	0.13% to 6.88%	03/31/2022 to 11/15/2051	5,299,690

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$870,500,770	$—	$—	$870,500,770
Short-Term Investment Securities:
Commercial Paper	—	27,599,946	—	27,599,946
Registered Investment Companies	4,395,088	—	—	4,395,088

Total Investments at Value	$874,895,858	$27,599,946	$—	$902,495,804

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.9%
Advertising Services - 0.2%

Taboola.com, Ltd.†	258,358	$1,707,746

Aerospace/Defense - 1.5%

BWX Technologies, Inc.	49,724	2,656,256
General Dynamics Corp.	16,453	3,857,406
Spirit AeroSystems Holdings, Inc., Class A	129,984	6,499,200

		13,012,862

Aerospace/Defense-Equipment - 2.3%

Hexcel Corp.	51,905	3,005,299
Howmet Aerospace, Inc.	343,673	12,344,734
L3Harris Technologies, Inc.	16,725	4,219,885

		19,569,918

Agricultural Biotech - 0.6%

Corteva, Inc.	91,157	4,742,899

Agricultural Chemicals - 0.2%

Mosaic Co.	30,435	1,595,707

Airlines - 0.8%

Alaska Air Group, Inc.†	50,065	2,810,649
JetBlue Airways Corp.†	284,597	4,345,796

		7,156,445

Apparel Manufacturers - 0.5%

Columbia Sportswear Co.	46,161	4,280,048

Appliances - 0.5%

Whirlpool Corp.	21,915	4,410,832

Auto/Truck Parts & Equipment-Original - 1.3%

Gentex Corp.	211,626	6,405,919
Lear Corp.	11,311	1,779,673
Visteon Corp.†	25,836	3,104,712

		11,290,304

Banks-Commercial - 7.3%

Ameris Bancorp	104,374	5,166,513
Atlantic Union Bankshares Corp.	132,995	5,403,587
Cadence Bank	218,545	6,910,393
East West Bancorp, Inc.	77,944	6,824,777
South State Corp.	75,418	6,787,620
Synovus Financial Corp.	129,551	6,820,860
Triumph Bancorp, Inc.†	23,325	2,339,964
Truist Financial Corp.	107,323	6,677,637
Webster Financial Corp.	74,979	4,514,486
Western Alliance Bancorp	60,003	5,624,681
Zions Bancorp NA	80,989	5,741,310

		62,811,828

Banks-Fiduciary - 0.3%

State Street Corp.	28,001	2,389,325

Banks-Super Regional - 3.2%

Fifth Third Bancorp	224,498	10,739,984
Huntington Bancshares, Inc.	512,357	7,951,781
KeyCorp	335,981	8,423,044

		27,114,809

Beverages-Non-alcoholic - 0.7%

Coca-Cola Europacific Partners PLC	57,869	2,963,471
Keurig Dr Pepper, Inc.	67,131	2,595,956

		5,559,427

Building & Construction Products-Misc. - 0.9%

Builders FirstSource, Inc.†	106,443	7,921,488

Building Products-Doors & Windows - 0.7%

JELD-WEN Holding, Inc.†	150,549	3,474,671
PGT Innovations, Inc.†	126,846	2,728,457

		6,203,128

Building Products-Wood - 0.2%

Masco Corp.	37,125	2,080,485

Casino Hotels - 0.6%

Boyd Gaming Corp.†	43,432	3,081,066
Las Vegas Sands Corp.†	50,418	2,160,916

		5,241,982

Chemicals-Diversified - 2.4%

Celanese Corp.	35,331	4,920,902
DuPont de Nemours, Inc.	53,053	4,104,711
FMC Corp.	81,096	9,508,506
PPG Industries, Inc.	14,581	1,945,834

		20,479,953

Coatings/Paint - 0.2%

Axalta Coating Systems, Ltd.†	77,922	2,107,011

Commercial Services-Finance - 1.3%

EVERTEC, Inc.	42,207	1,703,474
FleetCor Technologies, Inc.†	18,018	4,219,816
Global Payments, Inc.	22,095	2,947,031
H&R Block, Inc.	102,949	2,554,165

		11,424,486

Computer Data Security - 0.2%

Check Point Software Technologies, Ltd.†	13,912	2,015,571

Computer Services - 1.9%

Cognizant Technology Solutions Corp., Class A	48,475	4,175,152
Leidos Holdings, Inc.	101,922	10,379,736
Science Applications International Corp.	24,327	2,133,235

		16,688,123

Computers-Memory Devices - 0.6%

NetApp, Inc.	35,800	2,806,004
Western Digital Corp.†	44,315	2,257,406

		5,063,410

Computers-Other - 1.0%

Lumentum Holdings, Inc.†	84,710	8,374,431

Containers-Metal/Glass - 0.5%

Crown Holdings, Inc.	31,888	3,911,701

Cruise Lines - 0.2%

Carnival Corp.†	25,472	517,846
Norwegian Cruise Line Holdings, Ltd.†	23,124	450,687
Royal Caribbean Cruises, Ltd.†	7,533	608,063

		1,576,596

Data Processing/Management - 0.4%

Fidelity National Information Services, Inc.	35,497	3,380,379

Diagnostic Equipment - 0.5%

Avantor, Inc.†	125,714	4,361,019

Distribution/Wholesale - 0.6%

LKQ Corp.	69,729	3,273,776

Resideo Technologies, Inc.†	84,293	2,169,702

		5,443,478

Diversified Manufacturing Operations - 2.1%

Eaton Corp. PLC	39,103	6,033,202
ITT, Inc.	20,444	1,796,414
Parker-Hannifin Corp.	16,924	5,016,104
Textron, Inc.	76,221	5,574,042

		18,419,762

E-Commerce/Services - 1.0%

Cargurus, Inc.†	118,764	5,754,116
Expedia Group, Inc.†	15,582	3,055,786

		8,809,902

Electric Products-Misc. - 0.7%

AMETEK, Inc.	45,629	5,922,188

Electric-Integrated - 3.7%

Alliant Energy Corp.	75,242	4,394,133
American Electric Power Co., Inc.	21,400	1,939,910
CenterPoint Energy, Inc.	229,442	6,275,239
DTE Energy Co.	22,713	2,761,673
Edison International	55,828	3,540,612
Entergy Corp.	40,116	4,220,604
Evergy, Inc.	64,566	4,029,564
Portland General Electric Co.	93,096	4,726,484

		31,888,219

Electronic Components-Misc. - 0.8%

Flex, Ltd.†	138,790	2,288,647
Garmin, Ltd.	23,350	2,578,774
Sensata Technologies Holding PLC†	28,770	1,666,071

		6,533,492

Electronic Components-Semiconductors - 0.7%

Qorvo, Inc.†	41,355	5,656,537
Tower Semiconductor, Ltd.†	14,201	665,317

		6,321,854

Electronic Connectors - 0.7%

TE Connectivity, Ltd.	44,142	6,287,145

Electronic Security Devices - 0.2%

Allegion PLC	17,337	1,985,433

Engineering/R&D Services - 0.4%

Fluor Corp.†	171,244	3,709,145

Enterprise Software/Service - 0.3%

SS&C Technologies Holdings, Inc.	33,349	2,500,174

Entertainment Software - 0.2%

Activision Blizzard, Inc.	20,413	1,663,659

Finance-Consumer Loans - 0.5%

SLM Corp.	129,446	2,550,086
Synchrony Financial	36,841	1,576,058

		4,126,144

Finance-Credit Card - 1.0%

Capital One Financial Corp.	11,871	1,819,468
Discover Financial Services	51,175	6,317,042

		8,136,510

Finance-Leasing Companies - 0.7%

AerCap Holdings NV†	106,569	5,800,551

Financial Guarantee Insurance - 0.4%

MGIC Investment Corp.	217,883	3,307,464

Food-Catering - 0.2%

Sovos Brands, Inc.†	166,143	2,016,976

Food-Wholesale/Distribution - 1.2%

US Foods Holding Corp.†	266,495	10,417,290

Footwear & Related Apparel - 0.4%

Steven Madden, Ltd.	82,218	3,507,420

Gambling (Non-Hotel) - 0.2%

International Game Technology PLC#	46,314	1,418,135

Golf - 0.1%

Callaway Golf Co.†#	47,859	1,184,032

Hazardous Waste Disposal - 0.8%

Clean Harbors, Inc.†	69,342	6,617,307

Home Furnishings - 0.2%

Tempur Sealy International, Inc.	63,899	2,109,306

Hotels/Motels - 1.3%

Marriott International, Inc., Class A†	17,819	3,031,725
Travel & Leisure Co.	42,338	2,373,045
Wyndham Hotels & Resorts, Inc.	63,842	5,516,587

		10,921,357

Human Resources - 0.8%

ASGN, Inc.†	29,144	3,228,864
Robert Half International, Inc.	30,887	3,715,397

		6,944,261

Industrial Automated/Robotic - 0.5%

Colfax Corp.†	110,027	4,424,186

Insurance Brokers - 0.4%

Aon PLC, Class A	11,571	3,380,352

Insurance-Life/Health - 1.5%

Aflac, Inc.	26,665	1,628,965
CNO Financial Group, Inc.	78,637	1,900,656
Globe Life, Inc.	26,780	2,703,709
Voya Financial, Inc.#	93,624	6,305,576

		12,538,906

Insurance-Multi-line - 1.1%

Aegon NV	1,175,659	5,843,025
Kemper Corp.	64,549	3,449,499

		9,292,524

Insurance-Property/Casualty - 3.1%

Alleghany Corp.†	17,376	11,501,522
Assurant, Inc.	29,488	5,004,409
Hanover Insurance Group, Inc.	44,930	6,268,184
Lancashire Holdings, Ltd.	270,688	1,713,238
Travelers Cos., Inc.	12,146	2,087,047

		26,574,400

Insurance-Reinsurance - 0.5%

Everest Re Group, Ltd.	14,685	4,379,361

Internet Content-Information/News - 0.2%

Yelp, Inc.†	41,029	1,390,473

Internet Infrastructure Software - 0.7%

F5, Inc.†	28,820	5,788,497

Internet Security - 0.6%

NortonLifeLock, Inc.	175,660	5,090,627

Investment Management/Advisor Services - 1.3%

Ameriprise Financial, Inc.	37,196	11,150,989

Lasers-System/Components - 0.5%

II-VI, Inc.†#	64,947	4,511,219

Machine Tools & Related Products - 0.5%

Kennametal, Inc.	133,779	4,242,132

Machinery-Construction & Mining - 0.4%

Oshkosh Corp.	32,521	3,611,132

Machinery-Electrical - 0.6%

Regal Rexnord Corp.	33,731	5,408,766

Machinery-General Industrial - 0.9%

Altra Industrial Motion Corp.	40,071	1,701,816
Middleby Corp.†	33,931	6,026,824

		7,728,640

Machinery-Pumps - 1.5%

Curtiss-Wright Corp.	19,308	2,848,316
Dover Corp.	46,752	7,333,519
Ingersoll Rand, Inc.	59,071	2,984,267

		13,166,102

Medical Instruments - 1.0%

Boston Scientific Corp.†	39,767	1,756,508
Integra LifeSciences Holdings Corp.†	97,481	6,537,076

		8,293,584

Medical Labs & Testing Services - 1.7%

ICON PLC†	23,411	5,572,052
IQVIA Holdings, Inc.†	8,507	1,957,631
Laboratory Corp. of America Holdings†	6,202	1,682,354
Syneos Health, Inc.†	65,550	5,191,560

		14,403,597

Medical Products - 1.3%

Avanos Medical, Inc.†	111,490	3,945,631
Haemonetics Corp.†	65,715	3,792,413
Zimmer Biomet Holdings, Inc.	30,000	3,815,700

		11,553,744

Medical-HMO - 2.0%

Centene Corp.†	47,495	3,924,037
Humana, Inc.	10,278	4,463,941
Molina Healthcare, Inc.†	29,543	9,065,860

		17,453,838

Medical-Hospitals - 1.3%

Acadia Healthcare Co., Inc.†	57,349	3,252,262
HCA Healthcare, Inc.	13,882	3,474,803
Universal Health Services, Inc., Class B	28,317	4,075,666

		10,802,731

Medical-Wholesale Drug Distribution - 0.6%

AmerisourceBergen Corp.	34,602	4,931,823

Miscellaneous Manufacturing - 0.0%

John Bean Technologies Corp.	2,700	306,099

Motorcycle/Motor Scooter - 0.5%

Harley-Davidson, Inc.	104,897	4,332,246

Office Supplies & Forms - 0.2%

Avery Dennison Corp.	8,656	1,525,187

Oil Companies-Exploration & Production - 4.0%

ConocoPhillips	55,574	5,271,750
Coterra Energy, Inc.	262,386	6,121,465
Devon Energy Corp.	63,656	3,790,715
Diamondback Energy, Inc.	57,409	7,928,183
Marathon Oil Corp.	255,563	5,765,501
Pioneer Natural Resources Co.	22,588	5,412,085

		34,289,699

Oil Refining & Marketing - 1.5%

Delek US Holdings, Inc.†	168,130	2,896,880
Hf Sinclair Corp Common Stock	64,684	1,969,628
Marathon Petroleum Corp.	58,542	4,558,666
Valero Energy Corp.	45,742	3,819,914

		13,245,088

Oil-Field Services - 1.3%

Halliburton Co.	124,491	4,174,183
Schlumberger NV	186,024	7,299,582

		11,473,765

Pharmacy Services - 0.2%

Cigna Corp.	7,883	1,874,420

Physical Therapy/Rehabilitation Centers - 0.9%

Encompass Health Corp.	119,282	7,874,998

Publishing-Newspapers - 0.4%

TEGNA, Inc.	139,935	3,207,310

Real Estate Investment Trusts - 8.3%

American Assets Trust, Inc.	59,023	2,157,881
American Campus Communities, Inc.	80,710	4,343,005
American Homes 4 Rent, Class A	69,947	2,658,685
Americold Realty Trust	126,905	3,390,902
Cousins Properties, Inc.	69,909	2,700,585
Duke Realty Corp.	85,536	4,533,408
Equity Residential	47,509	4,052,518
Essential Properties Realty Trust, Inc.	190,048	4,804,413
Essex Property Trust, Inc.	13,807	4,379,166
First Industrial Realty Trust, Inc.	56,652	3,262,022
Gaming and Leisure Properties, Inc.	152,734	6,935,651
Healthpeak Properties, Inc.	71,147	2,209,826
Host Hotels & Resorts, Inc.†	363,643	6,643,758
Kilroy Realty Corp.	34,821	2,493,880
Lamar Advertising Co., Class A	19,876	2,167,676
Regency Centers Corp.	59,763	3,937,784
Ryman Hospitality Properties, Inc.†	74,062	6,525,603
Welltower, Inc.	54,380	4,529,310

		71,726,073

Recreational Vehicles - 0.4%

Polaris, Inc.#	29,728	3,612,249

Resort/Theme Parks - 0.7%

Six Flags Entertainment Corp.†	128,106	5,593,108

Retail-Apparel/Shoe - 0.3%

Ross Stores, Inc.	30,740	2,809,329

Retail-Auto Parts - 1.0%

AutoZone, Inc.†	4,578	8,530,599

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	12,071	1,166,541

Retail-Perfume & Cosmetics - 0.2%

Ulta Beauty, Inc.†	3,781	1,415,984

Retail-Restaurants - 1.1%

Bloomin’ Brands, Inc.#	139,665	3,437,155
Darden Restaurants, Inc.	15,067	2,188,030
Denny’s Corp.†	261,206	4,132,279

		9,757,464

Semiconductor Components-Integrated Circuits - 0.8%

Cirrus Logic, Inc.†	52,328	4,545,733
NXP Semiconductors NV	12,912	2,454,830

		7,000,563

Semiconductor Equipment - 0.8%

KLA Corp.	5,537	1,929,645
MKS Instruments, Inc.	33,352	5,022,811

		6,952,456

Shipbuilding - 0.2%

Huntington Ingalls Industries, Inc.	7,411	1,514,808

Steel Pipe & Tube - 0.3%

Advanced Drainage Systems, Inc.	21,144	2,467,928

Steel-Producers - 1.0%

Reliance Steel & Aluminum Co.	44,246	8,445,234

Textile-Home Furnishings - 0.3%

Mohawk Industries, Inc.†	20,134	2,834,464

Theaters - 0.4%

Live Nation Entertainment, Inc.†	25,398	3,068,586

Toys - 0.5%

Hasbro, Inc.	42,649	4,139,085

Transport-Rail - 0.3%

Norfolk Southern Corp.	11,440	2,934,589

Transport-Services - 0.3%

Expeditors International of Washington, Inc.	22,133	2,287,667

Transport-Truck - 0.3%

Knight-Swift Transportation Holdings, Inc.	50,553	2,754,127

Wireless Equipment - 0.2%

Maxar Technologies, Inc.	48,732	1,580,866

Total Long-Term Investment Securities
(cost $663,231,896)		851,301,272

SHORT-TERM INVESTMENT SECURITIES - 0.9%
Registered Investment Companies - 0.9%

State Street Institutional Liquid Reserves Fund, Administration Class 0.00% (1)	6,753,183	6,753,183
State Street Navigator Securities Lending Government Money Market Portfolio 0.06% (1)(2)	1,308,808	1,308,808
Total Short-Term Investment Securities
(cost $8,061,991)		8,061,991

REPURCHASE AGREEMENTS - 0.4%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/28/2022, to be repurchased 03/01/2022 in the amount of $3,115,000 and collateralized by $2,512,400 of United States Treasury Notes, bearing interest at 0.63% due 01/15/2026 and having an approximate value of $3,177,338 (cost $3,115,000)	$3,115,000	3,115,000

TOTAL INVESTMENTS
(cost $674,408,887)	100.2%	862,478,263
Liabilities in excess of other assets	(0.2)	(1,934,838)

NET ASSETS	100.0%	$860,543,425

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	The rate shown is the 7-day yield as of February 28, 2022.
(2)

At February 28, 2022, the Fund had loaned securities with a total value of $13,219,491. This was secured by collateral of $1,308,808, which was received in cash and subsequently invested in short-term investments currently valued at $1,308,808 as reported in the Portfolio of Investments. Additional collateral of $12,349,726 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2022
United States Treasury Bills	0.00%	03/31/2022 to 06/16/2022	$165,444
United States Treasury Notes/Bonds	0.13% to 6.88%	03/31/2022 to 05/15/2051	12,184,282

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$851,301,272	$—	$—	$851,301,272
Short-Term Investment Securities	8,061,991	—	—	8,061,991
Repurchase Agreements	—	3,115,000	—	3,115,000

Total Investments at Value	$859,363,263	$3,115,000	$—	$862,478,263

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 38.3%

VALIC Co. I Blue Chip Growth Fund	1,882	$44,006
VALIC Co. I Capital Appreciation Fund	1,884,018	41,768,688
VALIC Co. I Dividend Value Fund	1,281,933	17,395,832
VALIC Co. I Large Capital Growth Fund	1,402,486	30,588,224
VALIC Co. I Mid Cap Index Fund	1,351,994	41,438,611
VALIC Co. I Mid Cap Strategic Growth Fund	1,053,111	23,515,977
VALIC Co. I Mid Cap Value Fund	1,418,235	32,775,413
VALIC Co. I Nasdaq-100 Index Fund	132,393	3,311,143
VALIC Co. I Science & Technology Fund	97,030	3,517,355
VALIC Co. I Small Cap Growth Fund	482,873	9,208,380
VALIC Co. I Small Cap Index Fund	344,312	7,333,837
VALIC Co. I Small Cap Special Values Fund	402,908	5,693,089
VALIC Co. I Small Cap Value Fund	409,637	6,287,934
VALIC Co. I Stock Index Fund	1,965,223	108,578,584
VALIC Co. I Systematic Core Fund	573,991	15,641,260
VALIC Co. I Systematic Value Fund	6,073,310	82,414,821

Total Domestic Equity Investment Companies
(cost $368,095,949)		429,513,154

Domestic Fixed Income Investment Companies - 36.2%

VALIC Co. I Core Bond Fund	27,413,046	302,640,029
VALIC Co. I Government Securities Fund	701,584	7,380,663
VALIC Co. I High Yield Bond Fund	4,676,739	35,496,447
VALIC Co. I Inflation Protected Fund	4,916,728	60,475,754
Total Domestic Fixed Income Investment Companies

(cost $410,879,245)		405,992,893

Domestic Money Market Investment Companies - 8.5%

VALIC Co. I Government Money Market I Fund(2)
(cost $95,336,881)	95,336,881	95,336,881

International Equity Investment Companies - 14.6%

VALIC Co. I Emerging Economies Fund	1,847,854	17,018,731
VALIC Co. I Global Real Estate Fund	3,178,053	25,646,886
VALIC Co. I International Equities Index Fund	8,163,466	64,491,379
VALIC Co. I International Growth Fund	186,905	2,986,747
VALIC Co. I International Opportunities Fund	1,753,680	36,073,195
VALIC Co. I International Value Fund	1,663,936	17,754,193

Total International Equity Investment Companies
(cost $157,922,399)		163,971,131

International Fixed Income Investment Companies - 2.4%

VALIC Co. I International Government Bond Fund
(cost $27,414,563)	2,331,856	27,096,171

TOTAL INVESTMENTS
(cost $1,059,649,037)	100.0%	1,121,910,230
Liabilities in excess of other assets	(0.0)	(198,036)

NET ASSETS	100.0%	$1,121,712,194

#

The Moderate Growth Lifestyle Fund invests in various VALIC Company I Funds, some of which are not presented in this report. Additional information of the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.

(1)	See Note 3
(2)	The rate shown is the 7-day yield as of February 28, 2022.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$1,121,910,230	$—	$—	$1,121,910,230

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.1%
Applications Software - 10.9%

Intuit, Inc.	17,178	$8,148,728
Microsoft Corp.	274,527	82,025,922

		90,174,650

Auto-Cars/Light Trucks - 4.2%

Lucid Group, Inc.†#	99,874	2,894,349
Tesla, Inc.†	36,721	31,963,060

		34,857,409

Auto-Heavy Duty Trucks - 0.2%

PACCAR, Inc.	21,061	1,933,610

Beverages-Non-alcoholic - 2.4%

Keurig Dr Pepper, Inc.	86,018	3,326,316
Monster Beverage Corp.†	32,099	2,709,156
PepsiCo, Inc.	83,876	13,733,856

		19,769,328

Cable/Satellite TV - 2.5%

Charter Communications, Inc., Class A†	10,876	6,544,959
Comcast Corp., Class A	276,593	12,933,489
Sirius XM Holdings, Inc.#	242,622	1,494,552

		20,973,000

Cellular Telecom - 1.1%

T-Mobile US, Inc.†	75,771	9,335,745

Commercial Services - 0.3%

Cintas Corp.	6,273	2,354,382

Commercial Services-Finance - 1.6%

Automatic Data Processing, Inc.	25,562	5,225,895
PayPal Holdings, Inc.†	71,275	7,977,811

		13,203,706

Communications Software - 0.2%

Zoom Video Communications, Inc., Class A†	14,695	1,948,557

Computer Aided Design - 1.2%

ANSYS, Inc.†	5,293	1,715,938
Autodesk, Inc.†	13,337	2,937,208
Cadence Design Systems, Inc.†	16,812	2,545,841
Synopsys, Inc.†	9,252	2,890,232

		10,089,219

Computer Data Security - 1.0%

Crowdstrike Holdings, Inc., Class A†	12,486	2,437,392
Fortinet, Inc.†	9,918	3,416,949
Zscaler, Inc.†	8,496	2,031,819

		7,886,160

Computer Services - 0.3%

Cognizant Technology Solutions Corp., Class A	31,864	2,744,446

Computer Software - 0.5%

Datadog, Inc., Class A†	15,602	2,513,638
Splunk, Inc.†	9,800	1,157,380

		3,671,018

Computers - 12.0%

Apple, Inc.	599,893	99,054,332

Consulting Services - 0.2%

Verisk Analytics, Inc.	9,776	1,733,676

Data Processing/Management - 1.0%

DocuSign, Inc.†	11,934	1,413,344
Fiserv, Inc.†	40,051	3,911,781
Paychex, Inc.	21,875	2,604,437

		7,929,562

Diagnostic Kits - 0.3%

IDEXX Laboratories, Inc.†	5,144	2,738,408

Distribution/Wholesale - 0.4%

Copart, Inc.†	14,389	1,768,120
Fastenal Co.	34,891	1,795,491

		3,563,611

Drug Delivery Systems - 0.3%

DexCom, Inc.†	5,880	2,433,791

E-Commerce/Products - 7.7%

Amazon.com, Inc.†	18,544	56,953,446
eBay, Inc.	37,975	2,073,055
JD.com, Inc. ADR†	44,987	3,222,419
Pinduoduo, Inc. ADR†	25,220	1,307,909

		63,556,829

E-Commerce/Services - 1.7%

Airbnb, Inc., Class A†	21,039	3,187,198
Booking Holdings, Inc.†	2,491	5,411,075
Match Group, Inc.†	17,173	1,914,618
MercadoLibre, Inc.†	3,061	3,448,675

		13,961,566

Electric-Generation - 0.1%

Constellation Energy Corp.	19,782	909,576

Electric-Integrated - 0.9%

American Electric Power Co., Inc.	30,553	2,769,629
Exelon Corp.	59,348	2,525,851
Xcel Energy, Inc.	32,678	2,200,210

		7,495,690

Electronic Components-Semiconductors - 11.2%

Advanced Micro Devices, Inc.†	99,172	12,231,874
Broadcom, Inc.	24,970	14,668,377
Intel Corp.	246,718	11,768,448
Marvell Technology, Inc.	49,964	3,414,040
Microchip Technology, Inc.	33,660	2,367,308
Micron Technology, Inc.	67,860	6,030,040
NVIDIA Corp.	128,645	31,370,083
Skyworks Solutions, Inc.	10,033	1,386,260
Texas Instruments, Inc.	56,024	9,523,520

		92,759,950

Electronic Forms - 1.6%

Adobe, Inc.†	28,864	13,499,116

Enterprise Software/Service - 0.7%

Atlassian Corp. PLC, Class A†	8,518	2,604,123
Workday, Inc., Class A†	11,708	2,681,717

		5,285,840

Entertainment Software - 0.9%

Activision Blizzard, Inc.	47,249	3,850,793
Electronic Arts, Inc.	17,156	2,231,824
NetEase, Inc. ADR	17,188	1,638,704

		7,721,321

Food-Confectionery - 0.7%

Mondelez International, Inc., Class A	84,624	5,541,180

Food-Misc./Diversified - 0.4%

Kraft Heinz Co.	74,254	2,912,242

Hotels/Motels - 0.4%

Marriott International, Inc., Class A†	19,757	3,361,456

Instruments-Controls - 1.0%

Honeywell International, Inc.	41,762	7,924,340

Internet Application Software - 0.2%

Okta, Inc.†	8,955	1,637,332

Internet Content-Entertainment - 4.6%

Meta Platforms, Inc., Class A†	129,558	27,340,625
Netflix, Inc.†	26,871	10,601,147

		37,941,772

Internet Security - 0.4%

Palo Alto Networks, Inc.†#	5,985	3,556,586

Medical Instruments - 0.8%

Intuitive Surgical, Inc.†	21,671	6,291,741

Medical Products - 0.3%

Align Technology, Inc.†	4,784	2,446,825

Medical-Biomedical/Gene - 3.6%

Amgen, Inc.	34,170	7,738,822
Biogen, Inc.†	8,911	1,880,310
Gilead Sciences, Inc.	76,095	4,596,138
Illumina, Inc.†	9,482	3,096,821
Moderna, Inc.†	24,596	3,777,946
Regeneron Pharmaceuticals, Inc.†	6,414	3,966,161
Seagen, Inc.†	11,093	1,429,555
Vertex Pharmaceuticals, Inc.†	15,423	3,547,598

		30,033,351

Medical-Drugs - 0.3%

AstraZeneca PLC ADR	35,707	2,173,842

Networking Products - 1.7%

Cisco Systems, Inc.	255,854	14,268,978

Retail-Apparel/Shoe - 0.5%

Lululemon Athletica, Inc.†	7,560	2,418,747
Ross Stores, Inc.	21,557	1,970,094

		4,388,841

Retail-Auto Parts - 0.3%

O’Reilly Automotive, Inc.†	4,088	2,654,093

Retail-Discount - 1.9%

Costco Wholesale Corp.	26,802	13,916,938
Dollar Tree, Inc.†	13,646	1,938,824

		15,855,762

Retail-Drug Store - 0.3%

Walgreens Boots Alliance, Inc.	52,511	2,420,232

Retail-Restaurants - 0.8%

Starbucks Corp.	71,170	6,532,694

Semiconductor Components-Integrated Circuits - 2.4%

Analog Devices, Inc.	32,601	5,225,614
NXP Semiconductors NV	16,132	3,067,016
QUALCOMM, Inc.	67,943	11,685,517

		19,978,147

Semiconductor Equipment - 2.3%
Applied Materials, Inc.	54,774	7,350,671
ASML Holding NV	4,917	3,277,229
KLA Corp.	9,198	3,205,503
Lam Research Corp.	8,542	4,795,052

		18,628,455

Transport-Rail - 0.6%
CSX Corp.	134,550	4,562,591

Transport-Truck - 0.3%
Old Dominion Freight Line, Inc.	6,977	2,190,987

Web Hosting/Design - 0.2%
VeriSign, Inc.†	6,738	1,440,045

Web Portals/ISP - 7.7%
Alphabet, Inc., Class A†	10,999	29,709,839
Alphabet, Inc., Class C†	11,618	31,343,273
Baidu, Inc. ADR†	14,725	2,244,679

		63,297,791

Total Long-Term Investment Securities
(cost $296,605,347)		801,623,781

SHORT-TERM INVESTMENT SECURITIES - 0.9%
Registered Investment Companies - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 0.06%(1)(2)	2,780,704	2,780,704

U.S. Government Treasuries - 0.6%
United States Treasury Bills
0.04% due 05/19/2022(3)	1,200,000	1,199,206
0.06% due 04/21/2022(3)	3,500,000	3,499,094

		4,698,300

Total Short-Term Investment Securities
(cost $7,480,322)		7,479,004

REPURCHASE AGREEMENTS - 2.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/28/2022, to be repurchased 03/01/2022 in the amount of $20,023,000 and collateralized by $16,149,400 of United States Treasury Inflation Index Notes, bearing interest at 0.63% due 01/15/2026 and having an approximate value of $20,423,540 (cost $20,023,000)	20,023,000	20,023,000

TOTAL INVESTMENTS
(cost $324,108,669)	100.4%	829,125,785
Liabilities in excess of other assets	(0.4)	(2,911,959)

NET ASSETS	100.0%	$826,213,826

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 28, 2022.

(2)

At February 28, 2022, the Fund had loaned securities with a total value of $7,192,697. This was secured by collateral of $2,780,704, which was received in cash and subsequently invested in short-term investments currently valued at $2,780,704 as reported in the Portfolio of Investments. Additional collateral of $4,179,823 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2022
Federal Home Loan Mtg. Corp.	1.25% to 2.00%	04/25/2050 to 10/25/2050	$392,315
Federal National Mtg. Assoc.	2.00% to 3.50%	06/01/2049 to 09/01/2050	1,501,681
Government National Mtg. Assoc.	1.00% to 2.70%	06/20/2038 to 05/16/2053	1,381,923
United States Treasury Bills	0.00%	03/03/2022 to 07/28/2022	31,670
United States Treasury Notes/Bonds	0.13% to 6.25%	03/31/2022 to 11/15/2051	872,234

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	- American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
86	Long	NASDAQ 100 E-Mini Index	March 2022	$25,414,103	$24,472,160	$(941,943)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:

Investments at Value:*
Common Stocks	$801,623,781	$—	$—	$801,623,781
Short-Term Investment Securities
Registered Investment Companies	2,780,704	—	—	2,780,704
U.S Government Treasuries	—	4,698,300	—	4,698,300
Repurchase Agreements	—	20,023,000	—	20,023,000

Total Investments at Value	$804,404,485	$24,721,300	$—	$829,125,785

LIABILITIES:

Other Financial Instruments:†
Futures Contracts	$941,943	$—	$—	$941,943

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.8%
Advertising Services - 1.1%

Trade Desk, Inc., Class A†	335,277	$28,605,834

Apparel Manufacturers - 0.2%

boohoo Group PLC†	3,843,777	4,611,910

Applications Software - 8.1%

Amplitud, Inc., Class A†#	83,185	1,783,486
Asana, Inc., Class A†#	36,795	2,015,998
Confluent, Inc., Class A†#	19,936	853,061
Five9, Inc.†	26,410	2,905,100
Intuit, Inc.	3,210	1,522,728
Microsoft Corp.	621,010	185,551,578
Procore Technologies, Inc.†	3,440	224,254
Sansan, Inc.†	279,400	2,425,444
ServiceNow, Inc.†	16,739	9,707,281
Smartsheet, Inc., Class A†	23,180	1,232,481
TeamViewer AG†*	274,199	4,416,455

		212,637,866

Auto-Cars/Light Trucks - 0.9%

Rivian Automotive, Inc., Class A†	70,408	4,756,764
Tesla, Inc.†	20,520	17,861,224

		22,617,988

Commercial Services - 0.0%

Legalzoom.com, Inc.†#	9,492	148,170

Commercial Services-Finance - 2.5%

Adyen NV†#*	1,405	2,937,093
Block, Inc., Class A†	109,353	13,942,507
FleetCor Technologies, Inc.†	56,643	13,265,791
Global Payments, Inc.	187,733	25,039,828
WEX, Inc.†	67,693	11,406,947

		66,592,166

Communications Software - 1.3%

Zoom Video Communications, Inc., Class A†	263,602	34,953,625

Computer Aided Design - 0.1%

Altair Engineering, Inc., Class A†#	20,010	1,329,064

Computer Data Security - 3.6%

Crowdstrike Holdings, Inc., Class A†	148,725	29,032,607
ForgeRock, Inc., Class A†	26,591	393,813
Fortinet, Inc.†	62,404	21,499,426
KnowBe4, Inc., Class A†	169,835	3,420,477
Rapid7, Inc.†	53,355	5,520,108
Varonis Systems, Inc.†	118,785	5,179,026
Zscaler, Inc.†	127,355	30,456,948

		95,502,405

Computer Services - 1.3%

DXC Technology Co.†	343,500	11,689,305
Genpact, Ltd.	277,797	11,623,027
Infosys, Ltd. ADR	79,285	1,780,741
Leidos Holdings, Inc.	79,400	8,086,096

		33,179,169

Computer Software - 4.7%

Citrix Systems, Inc.	215,694	22,108,635
Cloudflare, Inc., Class A†	9,760	1,136,259
Datadog, Inc., Class A†	148,260	23,886,169
HashiCorp, Inc., Class A†#	36,467	1,837,572
MongoDB, Inc.†#	77,076	29,442,261
SentinelOne, Inc., Class A†	104,604	4,341,066
Snowflake, Inc., Class A†	71,325	18,948,200
Twilio, Inc., Class A†	26,085	4,559,658
ZoomInfo Technologies, Inc.†	317,910	17,386,498

		123,646,318

Computers - 3.1%

Apple, Inc.	478,585	79,023,955
Hewlett Packard Enterprise Co.	113,410	1,805,487

		80,829,442

Computers-Memory Devices - 2.5%

NetApp, Inc.	41,255	3,233,567
Pure Storage, Inc., Class A†	1,154,290	29,942,283
Seagate Technology Holdings PLC	301,720	31,125,435

		64,301,285

E-Commerce/Products - 10.9%

Alibaba Group Holding, Ltd. ADR†	423,014	44,496,843
Amazon.com, Inc.†	66,130	203,102,424
Coupang, Inc.†#	422,668	11,209,155
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR†#	264,176	470,233
Etsy, Inc.†	150,102	23,249,299
Wayfair, Inc., Class A†#	24,785	3,491,463

		286,019,417

E-Commerce/Services - 6.1%

Airbnb, Inc., Class A†	99,482	15,070,528
Auto1 Group SE†*	265,246	3,841,011
Booking Holdings, Inc.†	13,731	29,827,165
Cargurus, Inc.†	247,115	11,972,722
Delivery Hero SE†*	216,492	11,605,476
DoorDash, Inc., Class A†	50,295	5,278,460
Expedia Group, Inc.†	103,965	20,388,576
Kanzhun, Ltd. ADR†	26,930	869,839
Lyft, Inc., Class A†	67,065	2,611,511
Maplebear, Inc. (dba Instacart) Non-Voting†(1)(2)	523	50,208
Maplebear, Inc. (dba Instacart) Voting†(1)(2)	10,016	961,536
Tongcheng-Elong Holdings, Ltd.†	3,919,400	7,272,452
Trainline PLC†*	1,287,648	3,516,946
Trip.com Group, Ltd. ADR†	1,574,333	40,649,278
Uber Technologies, Inc.†	126,255	4,548,968

		158,464,676

Electronic Components-Misc. - 0.9%

Flex, Ltd.†	693,360	11,433,507
Hoya Corp.	95,200	12,301,100

		23,734,607

Electronic Components-Semiconductors - 12.7%

Advanced Micro Devices, Inc.†	360,898	44,513,159
Broadcom, Inc.	20,320	11,936,781
Infineon Technologies AG	175,465	6,048,774
Marvell Technology, Inc.	626,589	42,814,826
Micron Technology, Inc.	661,537	58,784,178
NVIDIA Corp.	144,800	35,309,480
ON Semiconductor Corp.†	475,585	29,776,377
Samsung Electronics Co., Ltd.	398,649	23,905,346
SK Hynix, Inc.	305,726	31,402,804
STMicroelectronics NV	214,031	9,104,924
STMicroelectronics NV#	16,625	703,570
Texas Instruments, Inc.	199,727	33,951,593

Wolfspeed, Inc.†	44,630	4,584,393

		332,836,205

Electronic Forms - 0.4%

Adobe, Inc.†	21,756	10,174,846

Enterprise Software/Service - 6.3%

Atlassian Corp. PLC, Class A†	40,525	12,389,303
Avalara, Inc.†	44,753	4,650,284
Ceridian HCM Holding, Inc.†	131,908	9,617,412
Coupa Software, Inc.†	49,259	5,960,832
Gitlab, Inc., Class A†	20,525	1,195,992
Guidewire Software, Inc.†	72,637	6,402,952
HubSpot, Inc.†	7,905	4,150,125
Oracle Corp.	30,355	2,306,069
Paycom Software, Inc.†	13,500	4,579,335
Qualtrics International, Inc., Class A†	181,934	5,518,058
salesforce.com, Inc.†	354,502	74,633,306
UiPath, Inc., Class A†	162,373	5,635,967
Veeva Systems, Inc., Class A†	13,845	3,171,197
Workday, Inc., Class A†	104,048	23,832,195

		164,043,027

Entertainment Software - 0.9%

Electronic Arts, Inc.	63,409	8,248,877
Epic Games, Inc.†(1)(2)	3,904	3,754,125
ROBLOX Corp., Class A†	202,528	10,444,369
Take-Two Interactive Software, Inc.†	5,845	946,890

		23,394,261

Finance-Credit Card - 2.6%

Mastercard, Inc., Class A	78,490	28,320,762
Visa, Inc., Class A	189,356	40,923,619

		69,244,381

Finance-Other Services - 0.2%

Money Forward, Inc.†	92,400	4,042,726

Industrial Automated/Robotic - 0.2%

Cognex Corp.	16,200	1,094,472
Nabtesco Corp.	160,100	4,400,609

		5,495,081

Internet Application Software - 0.8%

Okta, Inc.†	91,185	16,672,265
Shopify, Inc., Class A†	4,600	3,193,596

		19,865,861

Internet Content-Entertainment - 3.4%

Meta Platforms, Inc., Class A†	275,899	58,222,966
Netflix, Inc.†	17,900	7,061,908
Pinterest, Inc., Class A†	305,744	8,178,652
Roku, Inc.†	50,014	6,978,453
Snap, Inc., Class A†	198,969	7,946,822
VK Co., Ltd. GDR†	1,166,135	855,943

		89,244,744

Internet Content-Information/News - 0.5%

Bright Health Group, Inc.†	181,044	601,066
Deliveroo PLC†*	2,316,342	4,003,851
Kuaishou Technology†*	20,200	231,478
Naspers, Ltd., Class N	65,991	8,276,466

		13,112,861

Internet Infrastructure Software - 1.0%

F5, Inc.†	125,333	25,173,133

Internet Security - 2.3%

NortonLifeLock, Inc.	282,666	8,191,661
Palo Alto Networks, Inc.†#	88,557	52,624,997

		60,816,658

Machinery-Electrical - 0.1%

Bloom Energy Corp., Class A†	86,665	1,923,963

Medical Information Systems - 0.3%

Alignment Healthcare, Inc.†	131,699	1,111,540
Doximity, Inc., Class A†	129,570	7,949,119

		9,060,659

Medical Labs & Testing Services - 0.1%

Ginkgo Bioworks Holdings, Inc.#	12,842	57,789
Ginkgo Bioworks, Inc. Lockup Shares†(2)	428,080	1,830,042
Ginkgo Bioworks, Inc., Earnout Shares 15.00†(1)	12,842	29,981
Ginkgo Bioworks, Inc., Earnout Shares 17.50†(1)	12,842	28,051
Ginkgo Bioworks, Inc., Earnout Shares 20.00†(1)	12,842	26,357

		1,972,220

Medical-Biomedical/Gene - 0.0%

Flame Biosciences, Inc.†(1)(2)	48,560	318,068
Verily Life Sciences LLC†(1)(2)	6,986	913,210

		1,231,278

Medical-Drugs - 0.0%

Longboard Pharmaceuticals, Inc.†	32,938	151,185
Progenics Pharmaceuticals, Inc. CVR†(1)	54,000	20,693

		171,878

Networking Products - 1.0%

Arista Networks, Inc.†	152,811	18,754,494
Nokia Oyj ADR†	1,519,460	8,129,111

		26,883,605

Retail-Apparel/Shoe - 1.1%

Zalando SE†*	450,778	30,113,799

Retail-Catalog Shopping - 0.3%

Warby Parker, Inc., Class A†	288,077	8,622,145

Schools - 0.1%

New Oriental Education & Technology Group, Inc. ADR†	1,493,028	2,254,472

Semiconductor Components-Integrated Circuits - 2.3%

NXP Semiconductors NV	72,575	13,797,959
QUALCOMM, Inc.	108,840	18,719,391
Taiwan Semiconductor Manufacturing Co., Ltd.	333,000	7,090,249
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	202,970	21,719,820

		61,327,419

Semiconductor Equipment - 3.8%

Applied Materials, Inc.	176,774	23,723,071
ASML Holding NV	2,485	1,656,277
BE Semiconductor Industries NV	79,895	6,820,792
KLA Corp.	68,783	23,970,876
Lam Research Corp.	13,625	7,648,394
Teradyne, Inc.	199,251	23,495,678
Tokyo Electron, Ltd.	24,800	12,030,583

		99,345,671

Theaters - 0.2%

CTS Eventim AG & Co. KGaA†	75,421	5,297,200

Transport-Services - 0.0%

Didi Global, Inc. Lock-Up Shares†(2)	11,731	182,769

Web Hosting/Design - 0.2%

GoDaddy, Inc., Class A†	70,317	5,865,141

Web Portals/ISP - 7.4%

Alphabet, Inc., Class A†	26,935	72,755,206
Alphabet, Inc., Class C†	34,860	94,046,005
Baidu, Inc. ADR†	170,165	25,939,953

		192,741,164

Wireless Equipment - 0.3%

Motorola Solutions, Inc.	6,910	1,523,171
Samsung SDI Co., Ltd.	11,960	5,451,059

		6,974,230

Total Common Stocks
(cost $2,532,672,036)		2,508,585,339

Escrows and Litigation Trusts - 0.0%

Acerta Pharma B.V.†(1)	1,007,213	897,225
Exact Sciences CMO Milestone†(1)	216,096	133,980
Exact Sciences Expense Fund†(1)	220	198
Exact Sciences FDA Milestone†(1)	108,048	66,990

Total Escrows and Litigation Trusts
(cost $1,007,213)		1,098,393

CONVERTIBLE PREFERRED SECURITIES - 1.1%
Applications Software - 0.1%

Color Health, Inc. Series D-1†(1)(2)	26,210	2,620,187

Auto-Cars/Light Trucks - 0.2%

GM Cruise Holdings, LLC, Class F†(1)(2)	89,700	2,363,595
Waymo LLC Series A-2†(1)(2)	21,059	1,931,573
Waymo LLC Series B-2†(1)(2)	10,055	922,265

		5,217,433

E-Commerce/Services - 0.2%

Maplebear, Inc. (dba Instacart) Series G†(1)(2)	20,650	1,982,400
Rappi, Inc., Series E†(1)(2)	39,184	2,222,908
Rappi, Inc. Series F†(1)(2)	14,609	828,769

		5,034,077

Health Care Providers & Services - 0.0%

PrognomIQ, Inc. Series A-4†(1)(2)	35,670	109,150
PrognomIQ, Inc. Series A-5†(1)(2)	30,468	93,232
PrognomIQ, Inc. Series B†(1)(2)	216,177	661,502

		863,884

IT Services - 0.0%

Mesosphere, Inc. Series D†(1)(2)	151,129	226,693

Medical Instruments - 0.0%

RefleXion Medical, Inc. Series C†(1)(2)	160,251	379,881
Reflexion Medical, Inc. Series D†(1)(2)	67,040	158,921

		538,802

Medical Labs & Testing Services - 0.3%

Freenome Holdings, Inc. Series B†(1)(2)	94,602	713,517
Freenome Holdings, Inc. Series C†(1)(2)	53,807	405,828
Tempus Labs, Inc. Series D†(1)(2)	60,677	3,422,790
Tempus Labs, Inc. Series E†(1)(2)	39,722	2,297,520
Tempus Labs, Inc. Series F†(1)(2)	10,551	618,078
Tempus Labs, Inc. Series G†(1)(2)	6,661	394,731

		7,852,464

Medical Products - 0.0%

Kardium, Inc. Series D-5†(1)(2)	542,402	550,994

Medical-Biomedical/Gene - 0.2%

Caris Life Sciences, Inc. Series C†(1)(2)	217,911	1,765,079
National Resilience, Inc. Series B†(1)(2)	69,360	4,212,233

		5,977,312

Medical-Wholesale Drug Distribution - 0.1%

Insitro, Inc. Series B†(1)(2)	52,029	951,668

Retirement/Aged Care - 0.0%

Honor Tech, Inc. Series D†(1)(2)	180,527	570,718

Total Convertible Preferred Securities
(cost $17,272,432)		30,404,232

Total Long-Term Investment Securities
(cost $2,550,951,681)		2,540,087,964

SHORT-TERM INVESTMENT SECURITIES - 1.2%
Registered Investment Companies - 1.2%

State Street Navigator Securities Lending Government Money Market Portfolio 0.06%(3)(4)	9,163,529	9,163,529

T. Rowe Price Government Reserve Fund 0.12%(3)	21,364,493	21,364,493

Total Short-Term Investment Securities
(cost $30,528,022)		30,528,022

REPURCHASE AGREEMENTS - 0.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/28/2022, to be repurchased 03/01/2022 in the amount of $1,732,000 and collateralized by $1,397,000 of United States Treasury Notes, bearing interest at 0.63% due 01/15/2026 and having an approximate value of $1,766,734 (cost $1,732,000)	$1,732,000	1,732,000

TOTAL INVESTMENTS
(cost $2,583,211,703)	98.2%	2,572,347,986
Other assets less liabilities	1.8	47,077,912

NET ASSETS	100.0%	$2,619,425,898

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2022, the aggregate value of these securities was $60,666,109 representing 2.3% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2022, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Common Stocks
Didi Global, Inc.
Lock-up Shares	10/15/2015	11,731	$321,737	$182,769	$15.58	0.01%
Epic Games, Inc.	06/18/2020	2,883	1,657,725
	03/29/2021	1,021	903,585

		3,904	2,561,310	3,754,125	961.61	0.14

Flame Biosciences, Inc.	09/28/2020	48,560	318,068	318,068	6.55	0.01
Ginkgo Bioworks, Inc.	09/09/2019	316,226	967,674
Lock-up Shares	09/30/2019	111,854	324,284

		428,080	1,291,958	1,830,042	4.28	0.07

Maplebear, Inc. (dba Instacart) Non-Voting	08/07/2020	523	24,233	50,208	96.00	0.00
Maplebear, Inc. (dba Instacart) Voting	08/07/2020	10,016	464,080	961,536	96.00	0.04
Verily Life Sciences LLC
Series B	01/23/2019	6,986	861,094	913,210	130.72	0.03

Convertible Preferred Securities
Caris Life Sciences, Inc.
Series C	08/14/2020	217,911	601,434	1,765,079	8.10	0.07
Color Health, Inc.
Series D-1	01/13/2020	26,210	543,971	2,620,187	99.97	0.10
Freenome Holdings, Inc.
Series B	06/24/2019	94,602	431,111	713,517	7.54	0.03
Freenome Holdings, Inc.
Series C	08/14/2020	53,807	355,842	405,828	7.54	0.02
GM Cruise Holdings, LLC
Class F	05/07/2019	89,700	1,637,025	2,363,595	26.35	0.09
Honor Tech, Inc.
Series D	10/16/2020	180,527	434,723	570,718	3.16	0.02
Insitro, Inc.
Series B	05/21/2020	52,029	324,177	951,668	18.29	0.04
Kardium, Inc.
Series D-5	11/29/2018	542,402	525,533	550,994	1.02	0.02
Maplebear, Inc., (dba Instacart)
Series G	07/02/2020	20,650	993,098	1,982,400	96.00	0.08
Mesophere, Inc.
Series D	05/04/2018	151,129	1,670,656	226,693	1.50	0.01
National Resilience, Inc.
Series B	10/23/2020	69,360	947,458	4,212,233	60.73	0.16
PrognomIQ, Inc.
Series A-4	11/15/2019	35,670	81,510	109,150	3.06	0.00
PrognomIQ, Inc.
Series A-5	05/12/2020	30,468	69,623	93,232	3.06	0.00
PrognomIQ, Inc.
Series B	09/11/2020	216,177	493,989	661,502	3.06	0.03
Rappi, Inc.,
Series E	09/08/2020	39,184	2,341,089	2,222,908	56.73	0.08
Rappi, Inc.,
Series F	07/08/2021	14,609	941,158	828,769	56.73	0.03
RefleXion Medical, Inc.
Series C	04/03/2018	160,251	271,145	379,881	2.37	0.01
RefleXion Medical, Inc.
Series D	04/04/2020	67,040	127,808	158,921	2.37	0.01
Tempus Labs, Inc.
Series D	03/16/2018	60,677	568,780	3,422,790	56.41	0.13
Tempus Labs, Inc.
Series E	08/23/2018	39,722	665,058	2,297,520	57.84	0.09
Tempus Labs, Inc.
Series F	04/30/2019	10,551	261,239	618,078	58.58	0.02
Tempus Labs, Inc.
Series G	02/06/2020	6,661	255,465	394,731	59.26	0.02
Waymo LLC
Series A-2	05/08/2020	21,059	1,808,277	1,931,573	91.72	0.07
Waymo LLC
Series B-2	06/11/2021	10,055	922,265	922,265	91.72	0.04

				$38,414,190		1.47%

(3)	The rate shown is the 7-day yield as of February 28, 2022.
(4)

At February 28, 2022, the Fund had loaned securities with a total value of $35,636,690. This was secured by collateral of $9,163,529 which was received in cash and subsequently invested in short-term investments currently valued at of $9,163,529 as reported in the Portfolio of Investments. Additional collateral of $26,201,667 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2022
Federal Home Loan Mtg. Corp.	1.25% to 2.00%	04/25/2050 to 10/25/2050	$1,266,890
Federal National Mtg. Assoc.	2.00% to 3.50%	06/01/2049 to 09/01/2050	4,849,329
Government National Mtg. Assoc.	1.00% to 2.70%	06/20/2038 to 05/16/2053	4,462,602
United States Treasury Bills	0.00%	03/03/2022 to 07/28/2022	781,627
United States Treasury Notes/Bonds	0.13% to 6.88%	03/31/2022 to 11/15/2051	14,841,219

ADR - American Depositary Receipt

CVR - Contingent Value Rights

GDR - Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
E-Commerce/Services	$157,452,932	$—		$1,011,744	$158,464,676
Entertainment Software	19,640,136	—		3,754,125	23,394,261
Medical Labs & Testing Services	57,789	1,830,042		84,389	1,972,220
Medical-Biomedical/Gene	—	—		1,231,278	1,231,278
Medical-Drugs	151,185	—		20,693	171,878
Transport-Services	—	182,769		—	182,769
Other Industries	2,316,078,008	7,090,249	**	—	2,323,168,257
Escrows and Litigation Trusts	—	—		1,098,393	1,098,393
Convertible Preferred Securities	—	—		30,404,232	30,404,232
Short-Term Investment Securities	30,528,022	—		—	30,528,022
Repurchase Agreements	—	1,732,000		—	1,732,000

Total Investments at Value	$2,523,908,072	$10,835,060		$37,604,854	$2,572,347,986

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities	Escrow and Litigation Trusts
Balance as of May 31, 2021	$8,167,707	$38,494,347	$1,458,535
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	—	—	1,302,256
Realized Loss	—	—	—
Change in unrealized appreciation (1)	867,808	9,817,652	—
Change in unrealized depreciation (1)	(363,227)	(3,985,587)	(1,117,502)
Net Purchases	—	1,863,422	1,552,110
Net Sales	—	—	(2,097,006)
Transfers into Level 3	—	—	—
Transfers out of Level 3 (2)	(2,570,059)	(15,785,602)	—

Balance as of February 28, 2022	$6,102,229	30,404,232	$1,098,393

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at February 28, 2022 includes:

Common Stocks	Convertible Preferred Securities	Escrow and Litigation Trusts
$55,153	$4,548,139	$(148,896)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at February 28, 2022.

(2)

Private Common Stock and Convertible Preferred Securities were converted to Common Stock or Common Lock-up Shares following the Companies’ Direct or IPO listings. Securities are now valued using Level 1 or Level 2 inputs.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at February 28, 2022	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)#
Common Stocks	$318,068	Market Approach	Market Transaction Price*	$6.55
	$1,011,743	Market Approach	Primary Transaction Price*	$125.0000
			Secondary Transaction Price*	$118.7500
			EBITDA Multiple*	43.325x
			Discount for Lack of Marketability	10.0%
	$3,754,125	Market Approach	Transaction Price*	$885.0000
			Sales Multiple*	6.95x
			EBITDA Multiple*	23.70x
			Discount for Lack of Marketability	10.0%
	$913,210	Market Approach	Transaction Price*	$136.9300
			Sales Multiple*	20.35x
			Discount for Lack of Marketability	10.0%
	$20,693	Income Approach	Estimated Future Cash Distribution*	$0.38
	$84,390	Market Approach	Market - Earnout Probability of Additional shares*	$2.052450-$2.33460 ($2.20)
Preferred Securities	$18,410,343	Market Approach	Market Transaction Price*	$1.01584 -$99.969($48.24561)
	$1,982,400	Market Approach	Primary Transaction Price*	$125.0000
			Secondary Transaction Price*	$118.7500
			EBITDA Multiple*	43.325x
			Discount for Lack of Marketability	10.0%
	$3,051,677	Market Approach	Transaction Price*	$64.4231
			Sales Multiple*	3.3x
			Gross Merchandise Volume Multiple*	0.70x
			Discount for Lack of Marketability	10.0%
	$6,733,118	Market Approach	Market Transaction Price*	$57.3069
			Sales Multiple*	13.4x
			Discount for Lack of Marketability	10.0%
			Future Dividend Payout Adjustment	1.0%- 2.0% (1.15%)
	$226,694	Market Approach	Sales Multiple*	3.8x
			Gross Profit Multiple*	5.2x
			Discount for Lack of Marketability	10.0%
Escrow and Litigation Trusts	$1,098,394	Income Approach	Estimated Future Cash Distribution*	$0.62-$0.9000 ($0.86)

(1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

#	The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 97.5%
Aerospace/Defense-Equipment - 1.2%

Hexcel Corp.	129,552	$7,501,061

Airlines - 0.5%

Frontier Group Holdings, Inc.†	229,906	2,961,189

Applications Software - 5.6%

ACV Auctions, Inc., Class A†	204,794	2,701,233
DigitalOcean Holdings, Inc.†	125,834	7,464,473
Duck Creek Technologies, Inc.†	141,845	3,330,521
Elastic NV†	29,773	2,579,830
Five9, Inc.†	7,813	859,430
Global-E Online, Ltd.†	66,465	2,601,440
JFrog, Ltd.†	92,241	2,284,810
Outset Medical, Inc.†#	132,703	5,834,951
ServiceTitan, Inc.†(1)(2)	191	22,721
Smartsheet, Inc., Class A†	117,114	6,226,951

		33,906,360

Audio/Video Products - 1.0%

Sonos, Inc.†	211,315	5,787,918

Auto-Cars/Light Trucks - 0.4%

Rivian Automotive, Inc. Lock-up shares†(2)	33,294	2,136,876

Auto/Truck Parts & Equipment-Original - 0.8%

Fox Factory Holding Corp.†	42,459	5,011,011

Banks-Commercial - 2.5%

First Financial Bankshares, Inc.	169,336	8,114,581
Grasshopper Bancorp, Inc.†(1)(2)	5,208	19,166
Pinnacle Financial Partners, Inc.	70,115	7,087,224

		15,220,971

Banks-Regional - 0.0%

Dogwood State Bank (Non-Voting Shares)†(1)(2)	1,501	19,708
Dogwood State Bank (Voting Shares)†(1)(2)	3,056	40,125

		59,833

Building & Construction Products-Misc. - 2.1%

AZEK Co., Inc.†	183,344	5,406,815
Simpson Manufacturing Co., Inc.	61,024	7,231,954

		12,638,769

Building-Mobile Home/Manufactured Housing - 0.6%

Winnebago Industries, Inc.	59,756	3,828,567

Building-Residential/Commercial - 0.5%

Tri Pointe Homes, Inc.†	137,231	3,069,858

Casino Hotels - 1.1%

Boyd Gaming Corp.†	95,845	6,799,244

Cellular Telecom - 0.0%

NII Holdings, Inc.†(1)	3,000	0

Chemicals-Specialty - 0.1%

Zymergen, Inc.†#	103,465	396,271

Commercial Services - 0.8%

LiveRamp Holdings, Inc.†	80,335	3,467,258
Remitly Global, Inc.†	101,306	1,109,301

		4,576,559

Commercial Services-Finance - 0.6%

Repay Holdings Corp.†	210,168	3,629,601

Computer Data Security - 1.7%

CyberArk Software, Ltd.†	59,448	10,114,483

Computer Services - 2.1%

ExlService Holdings, Inc.†	30,285	3,658,125
Globant SA†	29,789	8,162,186
KBR, Inc.	18,716	929,062

		12,749,373

Computer Software - 1.1%

Checkr, Inc.†(1)(2)	1,956	94,651
Envestnet, Inc.†	87,953	6,580,643

		6,675,294

Consumer Products-Misc. - 1.4%

Helen of Troy, Ltd.†	41,549	8,545,383

Diagnostic Kits - 0.8%

Natera, Inc.†	75,478	4,962,679

Disposable Medical Products - 1.2%

CONMED Corp.	51,559	7,535,863

Distribution/Wholesale - 0.6%

SiteOne Landscape Supply, Inc.†	21,899	3,776,045

Diversified Manufacturing Operations - 2.9%

Carlisle Cos., Inc.	36,627	8,695,250
ITT, Inc.	101,812	8,946,220

		17,641,470

Drug Delivery Systems - 1.1%

Heron Therapeutics, Inc.†#	425,077	3,018,047
Revance Therapeutics, Inc.†	262,927	3,567,919

		6,585,966

Drug Detection Systems - 0.1%

Rapid Micro Biosystems, Inc., Class A†	111,691	780,720

E-Commerce/Products - 0.4%

Figs, Inc., Class A†	83,912	1,378,674
RealReal, Inc.†	89,557	797,953

		2,176,627

E-Commerce/Services - 1.3%

Bumble, Inc., Class A†	128,374	3,290,226
Eventbrite, Inc., Class A†	238,005	3,596,256
MediaAlpha, Inc., Class A†	84,393	1,211,883
Rover Group, Inc. Earnout Shares $16.00†(1)	8,145	327

		8,098,692

Electric Products-Misc. - 0.9%

Littelfuse, Inc.	21,053	5,436,095

Electronic Components-Semiconductors - 1.8%

Semtech Corp.†	70,609	4,898,852
Wolfspeed, Inc.†	58,832	6,043,223

		10,942,075

Electronic Measurement Instruments - 0.2%

Itron, Inc.†	30,842	1,470,238

Energy-Alternate Sources - 1.6%

Fluence Energy, Inc.†	136,469	1,846,426
Shoals Technologies Group, Inc., Class A†	118,447	1,872,647
SolarEdge Technologies, Inc.†	18,008	5,752,115

		9,471,188

Enterprise Software/Service - 5.1%

Blackline, Inc.†	71,268	5,367,193
Cardlytics, Inc.†#	56,592	3,282,336
Everbridge, Inc.†	64,477	2,548,131
Evolent Health, Inc., Class A†	227,094	6,052,055
ManTech International Corp., Class A	38,030	3,170,561
New Relic, Inc.†	26,997	1,788,281
Paycor HCM, Inc.†	209,520	5,881,227
Plex Systems Holdings, Inc. Escrow†(1)	1,134	1,100
Plex Systems Holdings, Inc. Holdback Shares†(1)	7,941	7,147
Vertex, Inc., Class A†	184,709	2,572,996

		30,671,027

Finance-Investment Banker/Broker - 0.5%

Evercore, Inc., Class A	23,742	3,015,471

Food-Retail - 0.6%

Grocery Outlet Holding Corp.†	137,503	3,823,958

Food-Wholesale/Distribution - 2.7%

Performance Food Group Co.†	286,424	16,051,201

Footwear & Related Apparel - 0.0%

Allbirds, Inc.†	4,943	38,951

Internet Application Software - 0.9%

Anaplan, Inc.†	113,593	5,380,900

Investment Management/Advisor Services - 1.2%

Focus Financial Partners, Inc., Class A†	142,777	7,144,561

Lasers-System/Components - 1.5%

II-VI, Inc.†#	131,943	9,164,761

Machinery-Electrical - 1.0%

Bloom Energy Corp., Class A†	208,828	4,635,982
Vertiv Holdings Co.	85,255	1,110,020

		5,746,002

Machinery-General Industrial - 1.6%

Applied Industrial Technologies, Inc.	97,566	9,863,923

Medical Instruments - 1.1%

NuVasive, Inc.†	122,169	6,611,786

Medical Labs & Testing Services - 0.3%

Personalis, Inc.†	189,679	1,991,630

Medical Products - 3.7%

iRhythm Technologies, Inc.†	70,644	9,132,150
Nevro Corp.†	51,165	3,668,531
Shockwave Medical, Inc.†	53,593	9,498,287

		22,298,968

Medical-Biomedical/Gene - 11.0%

ACADIA Pharmaceuticals, Inc.†	144,005	3,659,167
ADC Therapeutics SA†	146,414	2,445,114
Allogene Therapeutics, Inc.†	97,180	889,197
Amicus Therapeutics, Inc.†	530,084	4,314,884
Apellis Pharmaceuticals, Inc.†	63,668	2,707,800
Arrowhead Pharmaceuticals, Inc.†	114,381	5,032,764
Atara Biotherapeutics, Inc.†	259,548	3,335,192
Berkeley Lights, Inc.†	13,034	99,971
Biohaven Pharmaceutical Holding Co., Ltd.†	59,537	7,067,637
Blueprint Medicines Corp.†	79,363	4,805,430
Bridgebio Pharma, Inc.†	7,612	59,373
Cogent Biosciences, Inc. CVR†(1)	30,000	0
Fate Therapeutics, Inc.†	57,313	1,980,164
Flame Biosciences, Inc.†(1)(2)	3,800	24,890
Halozyme Therapeutics, Inc.†	240,149	8,518,085
Kronos Bio, Inc.†	173,107	1,303,496
REGENXBIO, Inc.†	165,829	4,346,378
Relay Therapeutics, Inc.†	142,729	3,441,196
Restorbio, Inc. CVR†(1)	4,285	0
REVOLUTION Medicines, Inc.†	77,856	1,473,035
Rubius Therapeutics, Inc.†	178,131	888,874
Sage Therapeutics, Inc.†	57,845	2,103,823
Sana Biotechnology, Inc.†	80,980	523,131
Seer, Inc.†#	52,197	799,658
Twist Bioscience Corp.†	82,075	4,591,275
Verve Therapeutics, Inc.†#	60,863	1,987,177

		66,397,711

Medical-Drugs - 1.2%

Alector, Inc.†	127,463	2,019,014
Clementia Pharmaceuticals, Inc. CVR†(1)	70,624	0
Coherus Biosciences, Inc.†	290,134	3,420,680
PMV Pharmaceuticals Inc†#	116,259	1,841,542

		7,281,236

Medical-Generic Drugs - 0.8%

Arvinas, Inc.†	77,894	5,048,310

Medical-Hospitals - 1.3%

Acadia Healthcare Co., Inc.†	104,916	5,949,786
Cano Health, Inc.†	382,431	1,862,439

		7,812,225

Medical-Outpatient/Home Medical - 0.6%

Amedisys, Inc.†	24,340	3,900,242

Metal Processors & Fabrication - 0.6%

Xometry, Inc., Class A†#	76,143	3,724,154

Miscellaneous Manufacturing - 1.2%

John Bean Technologies Corp.	52,896	5,996,820
Sight Sciences, Inc.†	81,618	1,420,969

		7,417,789

Non-Hazardous Waste Disposal - 0.6%

Casella Waste Systems, Inc., Class A†	44,701	3,370,455

Oil Companies-Exploration & Production - 0.3%

Matador Resources Co.	28,782	1,427,587
Venture Global LNG, Inc., Series B†(1)(2)	4	23,801
Venture Global LNG, Inc., Series C†(1)(2)	59	351,060

		1,802,448

Physicians Practice Management - 0.4%

Accolade, Inc.†#	146,195	2,628,586

Real Estate Investment Trusts - 1.8%

CubeSmart	88,698	4,276,131

Terreno Realty Corp.	98,531	6,777,947

		11,054,078

Recreational Centers - 2.2%

Life Time Group Holdings, Inc.†	291,946	4,539,760
Planet Fitness, Inc., Class A†	103,522	8,761,067

		13,300,827

Resorts/Theme Parks - 2.1%

Marriott Vacations Worldwide Corp.	41,373	6,647,400
Six Flags Entertainment Corp.†	137,593	6,007,310

		12,654,710

Retail-Automobile - 2.0%

Lithia Motors, Inc.	16,577	5,649,773
Rush Enterprises, Inc., Class A	118,928	6,177,121

		11,826,894

Retail-Consumer Electronics - 0.0%

Zagg, Inc. CVR†(1)	20,000	6,000

Retail-Floor Coverings - 0.6%

Floor & Decor Holdings, Inc., Class A†	35,290	3,374,430

Retail-Pet Food & Supplies - 1.8%

Freshpet, Inc.†	55,461	5,281,551
Petco Health & Wellness Co., Inc.†#	310,111	5,433,145

		10,714,696

Retail-Restaurants - 1.3%

Texas Roadhouse, Inc.	85,306	8,096,392

Retail-Vision Service Center - 1.3%

National Vision Holdings, Inc.†	208,243	7,636,271

Schools - 0.6%

Bright Horizons Family Solutions, Inc.†	28,999	3,788,429

Semiconductor Equipment - 1.5%

MKS Instruments, Inc.	58,311	8,781,637

Software Tools - 0.9%

Digital Turbine, Inc.†#	106,694	5,172,525

Steel Pipe & Tube - 1.8%

Advanced Drainage Systems, Inc.	72,523	8,464,885
Valmont Industries, Inc.	10,974	2,375,322

		10,840,207

Telecom Equipment-Fiber Optics - 0.9%

Ciena Corp.†	76,637	5,243,504

Therapeutics - 0.3%

G1 Therapeutics, Inc.†#	145,807	1,547,012

Tools-Hand Held - 1.1%

MSA Safety, Inc.	47,809	6,650,232

Transport-Truck - 1.6%

Saia, Inc.†	34,703	9,967,743

Veterinary Diagnostics - 0.0%

Elanco Animal Health, Inc. CVR†(1)	3,000	0

Web Hosting/Design - 0.5%

Q2 Holdings, Inc.†	47,356	3,080,508

Total Common Stocks
(cost $664,315,062)		589,408,669

CONVERTIBLE PREFERRED SECURITIES - 0.5%
Applications Software - 0.1%

Convoy, Inc. Series C†(1)(2)	12,094	199,526
Convoy, Inc. Series D†(1)(2)	7,659	126,357
Haul Hub, Inc. Series B†(1)(2)	2,168	31,609
ServiceTitan, Inc. Series A1†(1)(2)	4	476
ServiceTitan, Inc. Series D†(1)(2)	1,942	231,022

		588,990

Auto Components - 0.0%

Sila Nanotechnologies, Inc. Series F†(1)(2)	2,608	107,640

Computer Software - 0.1%

Checkr, Inc. Series C†(1)(2)	2,998	145,073
Checkr, Inc. Series D†(1)(2)	4,084	197,625

		342,698

E-Commerce/Services - 0.1%

Farmer’s Business Network, Inc. Series C†(1)(2)	8,287	515,102

Enterprise Software/Service - 0.0%

Seismic Software, Inc. Series E†(1)(2)	11,680	145,650
Seismic Software, Inc. Series F†(1)(2)	875	10,911

		156,561

Industrial Automated/Robotic - 0.0%

Nuro, Inc. Series C†(1)(2)	6,234	129,952

Medical Products - 0.0%

Kardium, Inc. Series D-6†(1)(2)	58,843	59,775

Medical-Biomedical/Gene - 0.1%

Caris Life Sciences, Inc. Series C†(1)(2)	17,921	145,160
National Resilience, Inc. Series B†(1)(2)	5,496	333,772

		478,932

Retail-Restaurants - 0.1%

Cava Group, Inc. Series E†(1)(2)	6,606	386,187

Retirement/Aged Care - 0.0%

Honor Tech, Inc. Series D†(1)(2)	43,123	136,329

Storage/Warehousing - 0.0%

Flexe, Inc. Series C†(1)(2)	4,643	119,093

Total Convertible Preferred Securities
(cost $1,354,506)		3,021,259

WARRANTS - 0.0%
Banks-Commercial - 0.0%

Grasshopper Bancorp, Inc.†(1)(2) Expires 05/24/2024	1,009	0

Banks-Regional - 0.0%

Dogwood State Bank†(1)(2) Expires 10/12/2028	456	2,198

Total Warrants
(cost $0)		2,198

Total Long-Term Investment Securities
(cost $665,669,568)		592,432,126

SHORT-TERM INVESTMENT SECURITIES - 0.8%
Registered Investment Companies - 0.8%

State Street Navigator Securities Lending Government Money Market Portfolio
0.06%(3)(4) (cost $4,927,851)	4,927,851	4,927,851

TOTAL INVESTMENTS
(cost $670,597,419)	98.8%	597,359,977
Other assets less liabilities	1.2	7,295,366

NET ASSETS	100.0%	$604,655,343

†	Non-income producing security

#	The security or a portion thereof is out on loan.

(1)	Securities classified as Level 3 (see Note 1).

(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2022, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Checkr, Inc.	06/29/2018	700	8,603
	12/02/2019	1,256	36,085

		1,956	$44,688	$94,651	$48.39	0.02%

Dogwood State Bank (Non-Voting Shares)	05/06/2019	1,501	15,010	19,708	13.13	0.00
Dogwood State Bank (Voting Shares)	05/06/2019	3,056	30,560	40,125	13.13	0.01
Flame Biosciences, Inc.	09/28/2020	3,800	24,890	24,890	6.55	0.00
Grasshopper Bancorp, Inc.	10/12/2018	1,009	10,090
	05/02/2019	4,199	41,990

		5,208	52,080	19,166	3.68	0.00

Rivian Automative, Inc., Lock-up Shares	12/23/2019	12,194	131,012
	07/10/2020	12,772	197,838
	01/19/2021	8,328	306,887

		33,294	635,737	2,136,876	64.18	0.35

ServiceTitan, Inc.	11/09/2018	191	5,022	22,721	118.96	0.00
Venture Global LNG, Inc., Series B	03/08/2018	4	12,080	23,801	5,950.25	0.00
Venture Global LNG, Inc., Series C	05/25/2017	28	99,904
	10/16/2017	27	101,817
	03/08/2018	4	12,080

		59	213,801	351,060	5,950.17	0.06

Convertible Preferred Securities
Caris Life Sciences, Inc., Series C	08/14/2020	17,921	49,462	145,160	8.10	0.02
Cava Group, Inc., Series E	06/23/2020	6,606	149,692	386,187	58.46	0.06
Checkr, Inc., Series C	04/10/2018	2,998	40,926	145,073	48.39	0.02
Checkr, Inc., Series D	09/06/2019	4,084	123,527	197,625	48.39	0.03
Convoy, Inc., Series C	09/14/2018	12,094	85,875	199,526	16.50	0.03
Convoy, Inc., Series D	10/30/2019	7,659	103,703	126,357	16.50	0.02
Farmer’s Business Network, Inc., Series C	11/03/2017	8,287	153,012	515,102	62.16	0.09
Flexe, Inc., Series C	11/18/2020	4,643	56,492	119,093	25.65	0.02
Haul Hub, Inc., Series B	02/14/2020	2,168	31,609	31,609	14.58	0.01
Honor Tech, Inc., Series D	10/16/2020	43,123	103,844	136,329	3.16	0.02
Kardium, Inc., Series D	01/08/2021	58,843	59,775	59,775	1.02	0.01
National Resilience, Inc., Series B	10/23/2020	5,496	75,075	333,772	60.73	0.06
Nuro, Inc., Series C	10/30/2020	6,234	81,382	129,952	20.85	0.02
Seismic Software Holdings, Inc., Series E	12/13/2018	11,680	73,632	145,650	12.47	0.02
Seismic Software Holdings, Inc., Series F	09/25/2020	875	7,691	10,911	12.47	0.00
ServiceTitan, Inc., Series A1	11/09/2018	4	105	476	119.00	0.00
ServiceTitan, Inc., Series D	11/09/2018	1,942	51,065	231,022	118.96	0.04
Sila Nanotechnologies, Inc., Series F	01/07/2021	2,608	107,639	107,640	41.27	0.02
Warrants
Grasshopper Bancorp, Inc.
Expires 05/24/2024	10/12/2018	1,009	0	0	0.00	0.00
Dogwood State Bank
Expires 10/12/2028	05/06/2019	456	0	2,198	4.82	0.00

				$5,756,455		0.93%

(3)

At February 28, 2022, the Fund had loaned securities with a total value of $26,893,463. This was secured by collateral of $4,927,851, which was received in cash and subsequently invested in short-term investments currently valued at $4,927,851 as reported in the Portfolio of Investments. Additional collateral of $23,088,402 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2022
Federal Home Loan Mtg. Corp.	1.25% to 2.00%	04/25/2050 to 10/25/2050	$50,212
Federal National Mtg. Assoc.	2.00% to 3.50%	06/01/2049 to 09/01/2050	192,198
Government National Mtg. Assoc.	1.00% to 2.70%	06/20/2038 to 05/16/2053	176,870
United States Treasury Bills	0.00%	03/03/2022 to 06/16/2022	1,152,723
United States Treasury Notes/Bonds	0.13% to 6.88%	03/31/2022 to 05/15/2051	21,516,399

4) The rate shown is the 7-day yield as of February 28, 2022.

CVR - Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$33,883,639	$—	$22,721	$33,906,360
Auto-Cars/Light Truck	—	2,136,876	—	2,136,876
Banks - Commercial	15,201,805	—	19,166	15,220,971
Banks - Regional	—	—	59,833	59,833
Cellular Telecom	—	—	0	0
Computer Software	6,580,643	—	94,651	6,675,294
E-Commerce/Services	8,098,365	—	327	8,098,692
Enterprise Software/Services	30,662,780	—	8,247	30,671,027
Medical-Biomedical/Gene	66,372,821	—	24,890	66,397,711
Medical-Drugs	7,281,236	—	0	7,281,236
Oil Companies-Exploration & Production	1,427,587	—	374,861	1,802,448
Retail - Consumer Electronics	—	—	6,000	6,000
Veterinary Diagnostics	—	—	0	0
Other Industries	417,152,221	—	—	417,152,221
Convertible Preferred Securities	—	—	3,021,259	3,021,259
Warrants	—	—	2,198	2,198
Short-Term Investment Securities	4,927,851	—	—	4,927,851

Total Investments at Value	$591,588,948	$2,136,876	$3,634,153	$597,359,977

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.0%
Advanced Materials - 0.1%

Haynes International, Inc.	4,865	$177,864
Materion Corp.	7,930	662,552
Meta Materials, Inc.†#	78,841	169,508

		1,009,924

Advertising Sales - 0.1%

Boston Omaha Corp., Class A†	7,932	222,017
Clear Channel Outdoor Holdings, Inc.†	141,360	528,686

		750,703

Advertising Services - 0.1%

Advantage Solutions, Inc.†#	29,735	234,015
Fluent, Inc.†	16,872	23,958
National CineMedia, Inc.	23,394	69,480
Stagwell, Inc.†	24,003	181,943

		509,396

Aerospace/Defense - 0.2%

AeroVironment, Inc.†	8,750	621,687
AerSale Corp.†	3,683	57,676
Kratos Defense & Security Solutions, Inc.†	47,752	998,972
National Presto Industries, Inc.	1,992	158,364

		1,836,699

Aerospace/Defense-Equipment - 0.5%

AAR Corp.†	13,237	594,871
Aerojet Rocketdyne Holdings, Inc.	29,145	1,129,369
Astronics Corp.†	9,710	142,834
Barnes Group, Inc.	18,430	856,074
Ducommun, Inc.†	4,233	213,809
Kaman Corp.	10,754	466,831
Moog, Inc., Class A	11,267	936,400
Park Aerospace Corp.	7,605	105,481
Triumph Group, Inc.†	24,797	620,917

		5,066,586

Agricultural Chemicals - 0.0%

Intrepid Potash, Inc.†	3,876	220,506
Marrone Bio Innovations, Inc.†	39,408	27,164

		247,670

Agricultural Operations - 0.1%

Andersons, Inc.	12,245	558,372
AppHarvest, Inc.†#	27,153	103,724
Cadiz, Inc.†	8,338	21,679
Fresh Del Monte Produce, Inc.	13,060	337,993
Limoneira Co.	6,106	89,148
Tejon Ranch Co.†	8,111	137,725
Vital Farms, Inc.†	9,561	136,244

		1,384,885

Airlines - 0.3%

Allegiant Travel Co.†	5,972	1,039,665
Frontier Group Holdings, Inc.†	13,552	174,550
Hawaiian Holdings, Inc.†	19,680	377,462
Mesa Air Group, Inc.†	13,353	58,086
SkyWest, Inc.†	19,386	544,940
Spirit Airlines, Inc.†	38,274	959,912
Sun Country Airlines Holdings, Inc.†	12,537	339,126

		3,493,741

Apparel Manufacturers - 0.3%

Fossil Group, Inc.†	18,577	251,161
Kontoor Brands, Inc.#	20,191	1,000,262
Oxford Industries, Inc.	6,255	552,879
PLBY Group, Inc.†#	11,217	178,575
Superior Group of Cos., Inc.	4,570	93,685
Torrid Holdings, Inc.†	4,969	43,479
Urban Outfitters, Inc.†	26,704	734,627

		2,854,668

Appliances - 0.1%

Aterian, Inc.†#	10,102	30,205
Hamilton Beach Brands Holding Co., Class A	2,889	43,624
iRobot Corp.†	10,447	649,385
Snap One Holdings Corp.†	5,248	103,071
Traeger, Inc.†	8,780	86,659
Weber, Inc., Class A#	6,932	79,163

		992,107

Applications Software - 1.0%

Agilysys, Inc.†	8,273	347,714
Alkami Technology, Inc.†	11,067	174,416
Appfolio, Inc., Class A†	7,420	839,499
Asana, Inc., Class A†#	27,725	1,519,053
AvidXchange Holdings, Inc.†	9,851	94,865
BigCommerce Holdings, Inc., Series 1†	18,832	487,749
Brightcove, Inc.†	15,831	118,416
Cerence, Inc.†	14,729	531,864
Digi International, Inc.†	13,143	263,911
DigitalOcean Holdings, Inc.†	19,752	1,171,689
Ebix, Inc.	10,330	304,838
Enfusion, Inc., Class A†	8,470	140,517
EngageSmart, Inc.†	6,244	137,368
EverCommerce, Inc.†	6,471	77,523
Forian, Inc.†#	7,332	50,957
GreenBox POS†#	7,114	24,188
GTY Technology Holdings, Inc.†	12,527	55,620
IBEX Holdings, Ltd.†	2,204	34,757
JFrog, Ltd.†	20,595	510,138
Kaltura, Inc.†	6,776	15,178
MeridianLink, Inc.†	4,926	96,451
Model N, Inc.†	13,818	339,785
ON24, Inc.†	10,468	163,301
Outbrain, Inc.†	3,217	41,950
Outset Medical, Inc.†	18,237	801,881
PDF Solutions, Inc.†	11,680	319,565
Phreesia, Inc.†	19,337	595,386
Porch Group, Inc.†#	30,013	243,105
Smith Micro Software, Inc.†	17,929	74,585
Society Pass, Inc.†	1,228	3,205
Sprout Social, Inc., Class A†	17,605	1,146,261
Viant Technology, Inc., Class A†	4,506	37,084

		10,762,819

Athletic Equipment - 0.1%

Clarus Corp.	10,298	234,486
Nautilus, Inc.†	11,728	57,115
Vista Outdoor, Inc.†	22,381	815,787

		1,107,388

Audio/Video Products - 0.1%

Daktronics, Inc.†	14,296	65,905
Sonos, Inc.†	46,806	1,282,016

Universal Electronics, Inc.†	4,938	164,090
VOXX International Corp.†	6,058	65,002

		1,577,013

Auto Repair Centers - 0.1%

Monro, Inc.	12,917	602,966

Auto-Cars/Light Trucks - 0.1%

Arcimoto, Inc.†#	11,141	65,509
Canoo, Inc.†#	41,409	237,688
Fisker, Inc.†#	63,565	775,493
Lordstown Motors Corp., Class A†#	60,413	155,261

		1,233,951

Auto-Heavy Duty Trucks - 0.1%

Blue Bird Corp.†	6,151	131,078
Hyliion Holdings Corp.†	45,631	197,126
Nikola Corp.†#	88,935	702,586
REV Group, Inc.	11,081	149,815
Workhorse Group, Inc.†#	46,985	147,063
XL Fleet Corp.†	13,602	26,524

		1,354,192

Auto-Truck Trailers - 0.0%

Wabash National Corp.	19,233	327,730

Auto/Truck Parts & Equipment-Original - 1.1%

Adient PLC†	36,872	1,650,022
Aeva Technologies, Inc.†	41,132	172,754
American Axle & Manufacturing Holdings, Inc.†	43,904	406,551
Cooper-Standard Holdings, Inc.†	6,549	83,303
Dana, Inc.	56,587	1,053,650
Dorman Products, Inc.†	10,273	959,704
Fox Factory Holding Corp.†	16,444	1,940,721
Gentherm, Inc.†	12,946	1,098,339
Meritor, Inc.†	26,413	940,567
Methode Electronics, Inc.	14,861	678,256
Miller Industries, Inc.	4,318	133,772
Modine Manufacturing Co.†	19,470	196,647
Romeo Power, Inc.†#	50,338	92,118
Shyft Group, Inc.	13,474	544,484
Tenneco, Inc., Class A†	26,480	510,534
Titan International, Inc.†	19,883	222,690
Velodyne Lidar, Inc.†	29,414	108,538
Visteon Corp.†	10,808	1,298,797

		12,091,447

Auto/Truck Parts & Equipment-Replacement - 0.1%

Commercial Vehicle Group, Inc.†	12,476	99,683
Douglas Dynamics, Inc.	8,792	323,018
Motorcar Parts of America, Inc.†	7,306	117,992
Standard Motor Products, Inc.	8,139	355,756
XPEL, Inc.†	6,989	507,401

		1,403,850

B2B/E-Commerce - 0.0%

ePlus, Inc.†	10,357	485,743

Banks-Commercial - 8.6%

1st Source Corp.	6,585	317,990
Alerus Financial Corp.	5,867	168,676
Allegiance Bancshares, Inc.	7,413	317,647
Amalgamated Financial Corp.	5,303	91,052
American National Bankshares, Inc.	4,067	156,986
Ameris Bancorp	25,886	1,281,357
Arrow Financial Corp.	5,378	184,734
Associated Banc-Corp.	57,881	1,411,718
Atlantic Capital Bancshares, Inc.†	7,659	247,692
Atlantic Union Bankshares Corp.	29,377	1,193,587
BancFirst Corp.	6,684	522,221
Bancorp, Inc.†	20,368	596,782
Bank First Corp.	2,567	180,794
Bank of Marin Bancorp	6,010	212,273
Bank of N.T. Butterfield & Son, Ltd.	19,531	749,990
BankUnited, Inc.	34,648	1,531,442
Banner Corp.	13,287	818,612
Bar Harbor Bankshares	5,748	165,255
Blue Foundry Bancorp†	10,908	151,512
Blue Ridge Bankshares, Inc.	6,752	108,370
Bridgewater Bancshares, Inc.†	8,197	137,955
Business First Bancshares, Inc.	7,448	195,063
Byline Bancorp, Inc.	9,703	264,601
Cadence Bank	73,202	2,314,647
Cambridge Bancorp	2,656	234,126
Camden National Corp.	5,737	272,794
Capital Bancorp, Inc.	3,018	74,877
Capital City Bank Group, Inc.	5,240	147,087
Capstar Financial Holdings, Inc.	7,968	170,515
Carter Bankshares, Inc.†	10,082	167,966
Cathay General Bancorp	28,858	1,357,192
CBTX, Inc.	7,162	215,290
Central Pacific Financial Corp.	10,636	310,465
Citizens & Northern Corp.	5,948	147,332
City Holding Co.	5,811	462,962
Civista Bancshares, Inc.	5,779	140,950
CNB Financial Corp.	6,259	163,673
Coastal Financial Corp.†	3,683	175,311
Columbia Banking System, Inc.	30,485	1,116,666
Community Bank System, Inc.	20,845	1,520,434
Community Trust Bancorp, Inc.	6,054	255,963
ConnectOne Bancorp, Inc.	14,520	479,160
CrossFirst Bankshares, Inc.†	18,152	285,531
Customers Bancorp, Inc.†	11,634	716,073
CVB Financial Corp.	50,311	1,186,333
Dime Community Bancshares, Inc.	13,470	457,845
Eagle Bancorp, Inc.	12,314	737,855
Eastern Bankshares, Inc.	66,866	1,461,691
Enterprise Bancorp, Inc.	3,608	145,366
Enterprise Financial Services Corp.	13,783	681,432
Equity Bancshares, Inc., Class A	5,263	165,521
Farmers National Banc Corp.	12,032	207,311
FB Financial Corp.	12,967	576,253
Fidelity D&D Bancorp, Inc.	1,561	77,035
Financial Institutions, Inc.	6,096	194,706
First Bancorp	13,370	600,046
First Bancorp, Inc.	4,030	120,094
First BanCorp/Puerto Rico	78,915	1,114,280
First Bancshares, Inc.	7,886	278,455
First Bank	6,066	88,382
First Busey Corp.	19,572	537,251
First Commonwealth Financial Corp.	36,661	592,075

First Community Bankshares, Inc.	6,484	190,176
First Financial Bancorp	36,091	887,117
First Financial Bankshares, Inc.	50,556	2,422,643
First Financial Corp.	4,465	207,667
First Foundation, Inc.	15,464	412,425
First Internet Bancorp	3,620	176,946
First Interstate BancSystem, Inc., Class A	34,109	1,384,825
First Merchants Corp.	22,198	970,941
First Mid Bancshares, Inc.	6,473	259,373
First of Long Island Corp.	8,910	193,971
Five Star Bancorp	4,850	147,488
Flagstar Bancorp, Inc.	20,291	924,864
Fulton Financial Corp.	61,881	1,115,096
German American Bancorp, Inc.	9,618	382,604
Glacier Bancorp, Inc.	42,904	2,376,882
Great Southern Bancorp, Inc.	4,008	246,171
Guaranty Bancshares, Inc.	3,107	108,652
Hancock Whitney Corp.	33,680	1,875,302
Hanmi Financial Corp.	11,877	310,227
HarborOne Bancorp, Inc.	18,628	275,508
HBT Financial, Inc.	3,957	75,737
Heartland Financial USA, Inc.	15,690	778,538
Heritage Commerce Corp.	22,751	270,509
Heritage Financial Corp.	13,497	353,891
Hilltop Holdings, Inc.	24,095	745,017
Home BancShares, Inc.	59,370	1,389,852
HomeStreet, Inc.	7,747	398,661
Hope Bancorp, Inc.	45,067	764,336
Horizon Bancorp, Inc.	16,672	334,774
Independent Bank Corp.	17,833	1,533,816
Independent Bank Corp.	7,943	189,043
International Bancshares Corp.	20,931	900,242
Kearny Financial Corp.	26,408	348,850
Lakeland Bancorp, Inc.	23,815	429,623
Lakeland Financial Corp.	9,498	761,835
Live Oak Bancshares, Inc.	12,415	793,939
Luther Burbank Corp.	6,015	77,834
Macatawa Bank Corp.	10,226	93,875
Mercantile Bank Corp.	5,970	220,114
Merchants Bancorp	5,749	166,434
Meta Financial Group, Inc.	12,239	677,918
Metrocity Bankshares, Inc.	7,390	179,651
Metropolitan Bank Holding Corp.†	3,816	390,186
Mid Penn Bancorp, Inc.	5,521	154,533
Midland States Bancorp, Inc.	8,258	242,455
MidWestOne Financial Group, Inc.	5,535	167,102
MVB Financial Corp.	3,966	152,770
NBT Bancorp, Inc.	16,424	630,189
Nicolet Bankshares, Inc.†	4,870	463,916
Northrim BanCorp, Inc.	2,334	104,540
OFG Bancorp	19,098	538,182
Old National Bancorp	114,596	2,094,815
Old Second Bancorp, Inc.	10,802	153,712
Origin Bancorp, Inc.	8,613	397,748
Orrstown Financial Services, Inc.	4,243	103,614
Park National Corp.#	5,604	751,272
PCSB Financial Corp.	5,009	93,318
Peapack-Gladstone Financial Corp.	6,985	263,474
Peoples Bancorp, Inc.	9,872	308,796
Peoples Financial Services Corp.	2,730	130,467
Pioneer Bancorp, Inc.†	4,522	47,752
Preferred Bank	5,367	421,202
Premier Financial Corp.	14,400	441,648
Primis Financial Corp.	9,389	134,263
Provident Bancorp, Inc.	5,978	97,800
QCR Holdings, Inc.	5,895	329,295
RBB Bancorp	5,477	132,105
Red River Bancshares, Inc.	1,765	90,368
Renasant Corp.	21,291	777,334
Republic Bancorp, Inc., Class A	3,627	166,407
Republic First Bancorp, Inc.†	17,402	90,316
S&T Bancorp, Inc.	15,088	469,086
Sandy Spring Bancorp, Inc.	17,424	820,496
Seacoast Banking Corp. of Florida	20,267	742,786
ServisFirst Bancshares, Inc.	19,433	1,698,056
Sierra Bancorp	5,466	146,707
Silvergate Capital Corp., Class A†	10,712	1,371,993
Simmons First National Corp., Class A	44,309	1,263,693
SmartFinancial, Inc.	5,388	140,573
South Plains Financial, Inc.	4,083	112,977
SouthState Corp.	27,190	2,447,100
Southern First Bancshares, Inc.†	2,898	165,360
Southside Bancshares, Inc.	12,131	505,741
Spirit of Texas Bancshares, Inc.	4,986	142,251
Stock Yards Bancorp, Inc.	9,376	501,335
Summit Financial Group, Inc.	4,455	121,488
Texas Capital Bancshares, Inc.†	19,740	1,314,684
Third Coast Bancshares, Inc.†	1,376	32,020
Tompkins Financial Corp.	5,498	434,892
Towne Bank	26,144	815,170
TriCo Bancshares	10,729	465,639
TriState Capital Holdings, Inc.†	11,264	373,965
Triumph Bancorp, Inc.†	9,161	919,032
TrustCo Bank Corp.	7,353	251,252
Trustmark Corp.	24,201	762,089
UMB Financial Corp.	17,046	1,736,306
United Bankshares, Inc.	51,347	1,880,327
United Community Banks, Inc.	40,751	1,575,434
Univest Financial Corp.	11,258	326,257
Valley National Bancorp	155,929	2,178,328
Veritex Holdings, Inc.	18,515	752,264
Washington Trust Bancorp, Inc.	6,663	361,601
WesBanco, Inc.	23,882	872,648
West BanCorp, Inc.	6,257	180,827
Westamerica BanCorp	10,140	601,505

		93,664,082

Banks-Mortgage - 0.1%

Walker & Dunlop, Inc.	11,384	1,574,976

Banks-Super Regional - 0.2%

Independent Bank Group, Inc.	14,651	1,130,325
National Bank Holdings Corp., Class A	11,317	502,248

		1,632,573

Batteries/Battery Systems - 0.2%

Energizer Holdings, Inc.	26,497	884,735

EnerSys	16,693	1,214,082

		2,098,817

Beverages-Non-alcoholic - 0.3%

Celsius Holdings, Inc.†#	20,992	1,341,179
Coca-Cola Consolidated, Inc.	1,829	908,885
National Beverage Corp.	9,142	402,339
NewAge, Inc.†	52,356	35,435
Primo Water Corp.	61,220	890,139
Vita Coco Co., Inc.†	4,292	49,744
Zevia PBC, Class A†	3,993	24,956

		3,652,677

Beverages-Wine/Spirits - 0.1%

Duckhorn Portfolio, Inc.†	13,964	273,974
MGP Ingredients, Inc.	5,517	439,208

		713,182

Broadcast Services/Program - 0.0%

CuriosityStream, Inc.†	10,128	37,068
Hemisphere Media Group, Inc.†	6,299	33,700

		70,768

Building & Construction Products-Misc. - 0.5%

American Woodmark Corp.†	6,443	345,216
Caesarstone, Ltd.	8,803	105,548
Forterra, Inc.†	11,328	266,888
Gibraltar Industries, Inc.†	12,771	617,095
Patrick Industries, Inc.	8,842	630,788
Simpson Manufacturing Co., Inc.	16,960	2,009,929
Summit Materials, Inc., Class A†	46,222	1,443,051

		5,418,515

Building & Construction-Misc. - 0.7%

Comfort Systems USA, Inc.	13,878	1,193,230
Concrete Pumping Holdings, Inc.†#	10,042	74,712
EMCOR Group, Inc.	20,748	2,397,224
IES Holdings, Inc.†	3,369	141,633
INNOVATE Corp.†#	18,431	61,375
Latham Group, Inc.†	12,420	217,226
MYR Group, Inc.†	6,428	576,913
NV5 Global, Inc.†	5,134	550,622
WillScot Mobile Mini Holdings Corp.†	82,324	2,924,972

		8,137,907

Building Products-Air & Heating - 0.2%

AAON, Inc.	16,325	955,992
SPX Corp.†	17,072	865,550

		1,821,542

Building Products-Doors & Windows - 0.3%

Apogee Enterprises, Inc.	9,679	436,233
Cornerstone Building Brands, Inc.†	21,312	470,569
Griffon Corp.	18,091	416,998
JELD-WEN Holding, Inc.†	35,615	821,994
Masonite International Corp.†	9,273	874,722
PGT Innovations, Inc.†	22,434	482,555
View, Inc.†#	54,303	131,413

		3,634,484

Building Products-Wood - 0.3%

Boise Cascade Co.	15,331	1,225,560
UFP Industries, Inc.	23,439	2,009,894

		3,235,454

Building-Heavy Construction - 0.4%

Arcosa, Inc.	18,861	993,409
Construction Partners, Inc., Class A†	11,330	303,191
Dycom Industries, Inc.†	11,462	997,882
Granite Construction, Inc.	17,810	539,108
Great Lakes Dredge & Dock Corp.†	25,208	355,685
Primoris Services Corp.	20,819	548,997
Sterling Construction Co., Inc.†	10,828	319,751
Tutor Perini Corp.†	16,059	157,378

		4,215,401

Building-Maintenance & Services - 0.1%

ABM Industries, Inc.	26,229	1,175,846
BrightView Holdings, Inc.†	15,938	215,322

		1,391,168

Building-Mobile Home/Manufactured Housing - 0.4%

Cavco Industries, Inc.†	3,595	980,105
LCI Industries	9,648	1,201,369
Skyline Champion Corp.†	20,449	1,374,991
Winnebago Industries, Inc.	12,593	806,833

		4,363,298

Building-Residential/Commercial - 0.9%

Beazer Homes USA, Inc.†	11,398	186,585
Century Communities, Inc.	11,687	744,696
Forestar Group, Inc.†	6,639	121,560
Green Brick Partners, Inc.†	11,966	277,492
Hovnanian Enterprises, Inc., Class A†	2,017	193,874
Installed Building Products, Inc.	9,236	893,121
KB Home	30,934	1,194,362
Landsea Homes Corp.†	4,180	27,295
LGI Homes, Inc.†	8,406	1,060,249
M/I Homes, Inc.†	11,123	548,253
MDC Holdings, Inc.	22,259	986,964
Meritage Homes Corp.†	14,385	1,418,073
Taylor Morrison Home Corp.†	46,576	1,373,992
Tri Pointe Homes, Inc.†	43,446	971,887

		9,998,403

Cable/Satellite TV - 0.1%

Liberty Latin America, Ltd., Class A†	15,777	158,559
Liberty Latin America, Ltd., Class C†	60,158	606,994
WideOpenWest, Inc.†	20,402	346,630

		1,112,183

Casino Hotels - 0.0%

Century Casinos, Inc.†	10,601	130,392
Full House Resorts, Inc.†	12,734	112,059

		242,451

Casino Services - 0.3%

Accel Entertainment, Inc.†	21,922	286,959
Everi Holdings, Inc.†	33,258	778,237
Scientific Games Corp.†	37,433	2,355,285

		3,420,481

Cellular Telecom - 0.0%

IDT Corp., Class B†	7,793	281,016

United States Cellular Corp.†	5,965	164,097

		445,113

Chemicals-Diversified - 0.5%

AdvanSix, Inc.	10,629	425,798
Codexis, Inc.†	23,429	466,940
Innospec, Inc.	9,548	911,834
Koppers Holdings, Inc.†	8,083	231,416
Orion Engineered Carbons SA	23,588	366,558
Quaker Chemical Corp.	5,249	974,267
Stepan Co.	8,391	869,475
Trinseo PLC	15,149	787,142

		5,033,430

Chemicals-Fibers - 0.0%

Rayonier Advanced Materials, Inc.†	24,050	141,174
Unifi, Inc.†	5,433	101,977

		243,151

Chemicals-Other - 0.0%

American Vanguard Corp.	11,415	172,024

Chemicals-Specialty - 1.3%

Amyris, Inc.†#	68,829	313,860
Balchem Corp.	12,552	1,736,444
Cabot Corp.	21,844	1,598,107
Danimer Scientific, Inc.†#	35,250	140,295
Ecovyst, Inc.	19,986	218,447
Ferro Corp.†	31,981	694,947
GCP Applied Technologies, Inc.†	19,150	604,757
H.B. Fuller Co.	20,298	1,387,774
Hawkins, Inc.	7,479	338,500
Ingevity Corp.†	15,469	1,055,450
Kraton Corp.†	12,231	564,461
Minerals Technologies, Inc.	12,916	903,991
Oil-Dri Corp. of America	2,029	62,655
Rogers Corp.†	7,284	1,988,532
Sensient Technologies Corp.	16,463	1,352,106
Tronox Holdings PLC, Class A	44,614	905,664
Valhi, Inc.	938	23,891
Zymergen, Inc.†	31,205	119,515

		14,009,396

Circuit Boards - 0.1%

TTM Technologies, Inc.†	40,601	510,355

Coal - 0.2%

Arch Resources, Inc.#	5,885	702,493
CONSOL Energy, Inc.†	13,333	409,856
Peabody Energy Corp.†	34,647	600,779
SunCoke Energy, Inc.	32,361	256,623
Warrior Met Coal, Inc.	20,036	631,134

		2,600,885

Coatings/Paint - 0.0%

Kronos Worldwide, Inc.	8,667	127,665

Commercial Services - 0.6%

AirSculpt Technologies, Inc.†#	2,557	34,622
API Group Corp.†	78,545	1,694,216
Emerald Holding, Inc.†	9,169	32,825
European Wax Center, Inc., Class A†	5,149	128,056
Forrester Research, Inc.†	4,393	228,128
John Wiley & Sons, Inc., Class A	16,797	845,057
LiveRamp Holdings, Inc.†	25,717	1,109,946
Medifast, Inc.	4,477	832,722
National Research Corp.	5,442	216,483
Progyny, Inc.†	25,083	987,267
Remitly Global, Inc.†	4,776	52,297
SP Plus Corp.†	9,005	268,799
Team, Inc.†	10,257	9,688
Transcat, Inc.†	2,753	216,000
WW International, Inc.†	20,498	208,874

		6,864,980

Commercial Services-Finance - 0.7%

Cass Information Systems, Inc.	5,390	213,336
CBIZ, Inc.†	19,078	742,325
EVERTEC, Inc.	23,576	951,527
Evo Payments, Inc., Class A†	18,440	444,588
Green Dot Corp., Class A†	20,818	596,436
HealthEquity, Inc.†	31,841	1,710,180
Marathon Digital Holdings, Inc.†#	37,157	941,930
MoneyGram International, Inc.†	34,854	374,332
Multiplan Corp.†#	148,223	557,319
Paya Holdings, Inc.†	33,343	215,062
Priority Technology Holdings, Inc.†	3,961	20,835
Repay Holdings Corp.†	33,717	582,293
Riot Blockchain, Inc.†	34,633	596,727

		7,946,890

Communications Software - 0.1%

8x8, Inc.†	43,926	569,281
Avaya Holdings Corp.†	32,122	442,320
Consensus Cloud Solutions, Inc.†	6,257	348,265

		1,359,866

Computer Aided Design - 0.1%

Altair Engineering, Inc., Class A†#	18,000	1,195,560

Computer Data Security - 0.8%

OneSpan, Inc.†	13,708	188,896
Ping Identity Holding Corp.†	23,658	497,764
Qualys, Inc.†	13,270	1,662,864
Rapid7, Inc.†	21,899	2,265,671
SecureWorks Corp., Class A†	3,884	59,697
Sterling Check Corp.†	6,453	135,900
Tenable Holdings, Inc.†	35,937	1,989,472
Varonis Systems, Inc.†	41,678	1,817,161

		8,617,425

Computer Services - 0.9%

Conduent, Inc.†	65,209	317,568
ExlService Holdings, Inc.†	12,784	1,544,179
Grid Dynamics Holdings, Inc.†	17,699	215,043
Insight Enterprises, Inc.†	13,426	1,396,304
Integral Ad Science Holding Corp.†	6,746	126,218
KBR, Inc.	55,044	2,732,384
Maximus, Inc.	23,873	1,882,625
Parsons Corp.†	10,246	355,126
Rimini Street, Inc.†	17,397	78,809
StarTek, Inc.†	6,551	28,693
TTEC Holdings, Inc.	7,196	572,082

Unisys Corp.†	25,552	546,046

		9,795,077

Computer Software - 0.9%

Avid Technology, Inc.†	14,073	442,737
Bandwidth, Inc., Class A†	8,990	274,644
Box, Inc., Class A†	54,335	1,391,519
BTRS Holdings, Inc.†	25,653	156,483
CoreCard Corp.†	2,823	90,957
CS Disco, Inc.†	2,984	112,736
Envestnet, Inc.†	21,148	1,582,293
Rackspace Technology, Inc.†	21,231	236,301
Simulations Plus, Inc.#	5,953	234,489
Sumo Logic, Inc.†	34,124	410,853
Upland Software, Inc.†	11,247	212,118
Veritone, Inc.†#	11,055	186,166
Verra Mobility Corp.†#	56,017	941,086
Weave Communications, Inc.†	1,819	18,281
Xperi Holding Corp.	40,857	707,643
Yext, Inc.†	43,828	325,204
Ziff Davis, Inc.†	16,918	1,701,951
Zuora, Inc., Class A†	43,393	658,706

		9,684,167

Computers-Integrated Systems - 0.2%

Cantaloupe, Inc.†	22,680	176,223
Diebold Nixdorf, Inc.†	28,010	243,687
NetScout Systems, Inc.†	27,316	850,347
PAR Technology Corp.†#	9,855	413,319
Super Micro Computer, Inc.†	17,023	668,834
Telos Corp.†	15,538	177,444

		2,529,854

Computers-Memory Devices - 0.0%

Quantum Corp.†	22,745	59,137

Computers-Other - 0.2%

3D Systems Corp.†	48,329	861,223
Corsair Gaming, Inc.†#	10,652	245,848
Desktop Metal, Inc., Class A†#	72,893	303,235
PlayAGS, Inc.†	10,694	89,509
Rekor Systems, Inc.†#	13,162	62,256
Vuzix Corp.†#	22,841	129,280

		1,691,351

Computers-Periphery Equipment - 0.0%

iCAD, Inc.†	8,519	41,147
Mitek Systems, Inc.†	16,702	248,191

		289,338

Consulting Services - 0.3%

Acacia Research Corp.†	19,082	73,084
CRA International, Inc.	2,809	249,523
Franklin Covey Co.†	4,901	225,936
Hackett Group, Inc.	9,561	198,104
HireQuest, Inc.	1,978	37,107
Huron Consulting Group, Inc.†	8,448	416,740
ICF International, Inc.	7,201	638,153
Kelly Services, Inc., Class A	13,703	290,778
R1 RCM, Inc.†	46,242	1,257,320
Vectrus, Inc.†	4,486	205,638

		3,592,383

Consumer Products-Misc. - 0.4%

Central Garden & Pet Co.†	3,834	181,502
Central Garden & Pet Co., Class A†	15,751	693,674
Helen of Troy, Ltd.†	9,383	1,929,802
Quanex Building Products Corp.	13,039	298,071
WD-40 Co.#	5,319	1,127,043

		4,230,092

Containers-Metal/Glass - 0.1%

Greif, Inc., Class A	10,040	577,200
Greif, Inc., Class B	2,308	131,371
O-I Glass, Inc.†	61,502	785,996

		1,494,567

Containers-Paper/Plastic - 0.1%

Karat Packaging, Inc.†	1,784	28,990
Matthews International Corp., Class A	12,043	399,587
Pactiv Evergreen, Inc.	16,743	161,067
TriMas Corp.	16,823	546,916
UFP Technologies, Inc.†	2,695	186,332

		1,322,892

Cosmetics & Toiletries - 0.3%

Beauty Health Co.†	33,514	649,501
e.l.f. Beauty, Inc.†	18,757	495,748
Edgewell Personal Care Co.	21,143	754,382
Honest Co., Inc.†#	33,107	191,358
Inter Parfums, Inc.	6,959	646,352
Revlon, Inc., Class A†	2,758	26,725

		2,764,066

Cruise Lines - 0.0%

Lindblad Expeditions Holdings, Inc.†	11,942	211,732

Data Processing/Management - 0.3%

Bottomline Technologies DE, Inc.†	17,469	989,444
CommVault Systems, Inc.†	17,840	1,122,315
CSG Systems International, Inc.	12,671	782,054

		2,893,813

Dental Supplies & Equipment - 0.1%

Patterson Cos., Inc.	33,356	997,344

Diagnostic Equipment - 0.3%

Accelerate Diagnostics, Inc.†#	12,838	36,460
Bionano Genomics, Inc.†#	113,559	243,016
Neogen Corp.†	41,901	1,495,866
Pacific Biosciences of California, Inc.†	75,688	902,201
Quanterix Corp.†	12,012	405,285
Quotient, Ltd.†#	30,541	42,757
Sera Prognostics, Inc., Class A†	1,769	9,482

		3,135,067

Diagnostic Kits - 0.2%

Aspira Women’s Health, Inc.†#	28,295	30,842
Celcuity, Inc.†	3,762	37,996
DermTech, Inc.†#	9,446	120,814
Meridian Bioscience, Inc.†	16,597	419,904
OraSure Technologies, Inc.†	27,847	217,207

Ortho Clinical Diagnostics Holdings PLC†	46,879	829,289

		1,656,052

Direct Marketing - 0.0%

Quotient Technology, Inc.†	34,988	232,320

Disposable Medical Products - 0.3%

BioLife Solutions, Inc.†	4,042	94,987
CONMED Corp.	11,302	1,651,900
Merit Medical Systems, Inc.†	19,979	1,299,235
Utah Medical Products, Inc.	1,333	119,983

		3,166,105

Distribution/Wholesale - 0.8%

A-Mark Precious Metals, Inc.	3,489	250,161
Avient Corp.	35,437	1,856,544
EVI Industries, Inc.†	2,223	45,927
G-III Apparel Group, Ltd.†	17,180	476,573
Global Industrial Co.	4,956	157,502
H&E Equipment Services, Inc.	12,519	522,793
Ideanomics, Inc.†#	171,110	179,666
KAR Auction Services, Inc.†	47,039	868,340
Resideo Technologies, Inc.†	56,282	1,448,699
ScanSource, Inc.†	9,795	309,326
Titan Machinery, Inc.†	7,541	213,637
Veritiv Corp.†	5,585	598,545
VSE Corp.	4,119	196,270
WESCO International, Inc.†	17,333	2,109,946

		9,233,929

Diversified Manufacturing Operations - 0.4%

Chase Corp.	2,894	265,756
Enerpac Tool Group Corp.	23,520	405,720
EnPro Industries, Inc.	8,037	887,607
Fabrinet†	14,392	1,441,071
Federal Signal Corp.	23,456	846,996
NL Industries, Inc.	3,258	20,786
Trinity Industries, Inc.	30,077	868,022

		4,735,958

Diversified Minerals - 0.3%

Livent Corp.†	63,072	1,485,345
MP Materials Corp.†	29,527	1,347,022
United States Lime & Minerals, Inc.	805	94,612

		2,926,979

Diversified Operations/Commercial Services - 0.0%

Viad Corp.†	7,903	276,131

Drug Delivery Systems - 0.1%

Antares Pharma, Inc.†	64,967	227,384
BioDelivery Sciences International, Inc.†	36,247	202,258
Heron Therapeutics, Inc.†#	35,957	255,295
Oramed Pharmaceuticals, Inc.†	11,797	121,509
Revance Therapeutics, Inc.†	27,319	370,719
Senseonics Holdings, Inc.†#	168,225	302,805

		1,479,970

Drug Detection Systems - 0.0%

Rapid Micro Biosystems, Inc., Class A†	3,214	22,466

E-Commerce/Products - 0.3%

1-800-Flowers.com, Inc., Class A†	10,375	160,605
1stdibs.com, Inc.†	2,622	28,711
aka Brands Holding Corp.†	3,712	27,951
CarParts.com, Inc.†#	19,030	159,281
Lands’ End, Inc.†	5,585	94,722
Liquidity Services, Inc.†	10,320	177,814
Lulu’s Fashion Lounge Holdings, Inc.†	2,258	22,512
Overstock.com, Inc.†#	16,733	952,108
RealReal, Inc.†#	31,145	277,502
Revolve Group, Inc.†	13,977	662,929
Solo Brands, Inc., Class A†	4,561	48,164
Stitch Fix, Inc., Class A†	31,697	397,797

		3,010,096

E-Commerce/Services - 0.5%

Cargurus, Inc.†	37,162	1,800,499
Cars.com, Inc.†	26,639	431,019
ChannelAdvisor Corp.†	11,487	206,192
Eventbrite, Inc., Class A†	29,756	449,613
EverQuote, Inc., Class A†	7,622	113,415
Groupon, Inc.†#	9,174	199,259
HyreCar, Inc.†	6,893	18,749
MediaAlpha, Inc., Class A†	8,255	118,542
Shutterstock, Inc.	9,109	824,638
TrueCar, Inc.†	37,105	123,931
Upwork, Inc.†	45,927	1,161,034

		5,446,891

E-Marketing/Info - 0.1%

comScore, Inc.†	27,252	71,400
Digital Media Solutions, Inc., Class A†	1,259	4,306
Magnite, Inc.†	50,545	736,946
QuinStreet, Inc.†	19,545	219,881

		1,032,533

E-Services/Consulting - 0.1%

Perficient, Inc.†	12,669	1,290,971

Educational Software - 0.1%

Genius Brands International, Inc.†#	109,853	97,538
Instructure Holdings, Inc.†	4,729	105,977
PowerSchool Holdings, Inc., Class A†	20,924	329,553
Udemy, Inc.†	5,411	71,371

		604,439

Electric Products-Misc. - 0.2%

nLight, Inc.†	16,985	276,856
Novanta, Inc.†	13,734	1,876,476

		2,153,332

Electric-Distribution - 0.0%

Unitil Corp.	6,073	306,626
Via Renewables, Inc.#	4,666	52,026

		358,652

Electric-Generation - 0.1%

Ormat Technologies, Inc.#	17,642	1,258,757

Electric-Integrated - 1.1%

ALLETE, Inc.	20,437	1,286,305
Ameresco, Inc., Class A†	12,027	772,735
Avista Corp.	27,559	1,229,958
Black Hills Corp.	24,913	1,743,661

MGE Energy, Inc.	14,179	1,021,171
NorthWestern Corp.#	20,566	1,243,832
Otter Tail Corp.	16,017	990,811
PNM Resources, Inc.	33,328	1,505,426
Portland General Electric Co.	35,038	1,778,879

		11,572,778

Electronic Components-Misc. - 0.8%

Advanced Energy Industries, Inc.	14,687	1,260,879
Atkore, Inc.†	17,948	1,825,491
Benchmark Electronics, Inc.	13,701	358,144
Comtech Telecommunications Corp.	10,036	206,541
Kimball Electronics, Inc.†	9,368	161,504
Knowles Corp.†	34,646	754,590
Kopin Corp.†	30,205	79,741
MicroVision, Inc.†#	63,975	256,540
NVE Corp.	1,854	106,049
OSI Systems, Inc.†	6,594	531,938
Plexus Corp.†	10,890	887,208
Sanmina Corp.†	24,726	983,600
Vishay Intertechnology, Inc.	51,904	996,038
Vishay Precision Group, Inc.†	4,838	151,962

		8,560,225

Electronic Components-Semiconductors - 2.0%

Alpha & Omega Semiconductor, Ltd.†	8,308	446,721
Ambarella, Inc.†	13,755	1,921,711
Amkor Technology, Inc.	39,737	900,838
Atomera, Inc.†#	7,901	126,811
AXT, Inc.†	15,757	117,390
CEVA, Inc.†	8,767	357,431
CTS Corp.	12,426	471,442
Diodes, Inc.†	16,969	1,520,253
EMCORE Corp.†	14,215	55,154
Impinj, Inc.†	7,372	506,825
Lattice Semiconductor Corp.†	52,828	3,308,089
MACOM Technology Solutions Holdings, Inc.†	18,954	1,139,135
Ouster, Inc.†	60,957	206,035
Photronics, Inc.†	23,142	426,276
Rambus, Inc.†	42,224	1,140,048
Semtech Corp.†	25,177	1,746,780
Silicon Laboratories, Inc.†	15,524	2,386,194
SiTime Corp.†	6,199	1,253,066
SMART Global Holdings, Inc.†	13,640	374,418
Synaptics, Inc.†	15,256	3,484,928

		21,889,545

Electronic Connectors - 0.1%

Vicor Corp.†	8,214	614,161

Electronic Measurement Instruments - 0.3%

Badger Meter, Inc.	11,369	1,130,192
FARO Technologies, Inc.†	7,080	387,559
Itron, Inc.†	17,609	839,421
Luna Innovations, Inc.†	12,010	82,028
Mesa Laboratories, Inc.	1,932	493,298
Stoneridge, Inc.†	10,154	167,643

		3,100,141

Electronic Security Devices - 0.0%

Cadre Holdings, Inc.	2,474	54,478
Identiv, Inc.†	8,368	175,393
Napco Security Technologies, Inc.†	11,285	230,101

		459,972

Energy-Alternate Sources - 0.6%

Advent Technologies Holdings, Inc.†	6,120	15,851
Aemetis, Inc.†	10,522	134,892
Alto Ingredients, Inc.†	27,835	162,278
Array Technologies, Inc.†	49,714	558,785
Beam Global†#	3,423	49,668
Cleanspark, Inc.†	13,330	141,298
Eos Energy Enterprises, Inc.†#	17,319	50,225
FuelCell Energy, Inc.†#	143,912	863,472
FutureFuel Corp.	10,059	74,034
Gevo, Inc.†#	77,400	274,770
Green Plains, Inc.†	18,579	608,277
Renewable Energy Group, Inc.†	17,428	1,071,822
REX American Resources Corp.†	2,068	195,343
Stem, Inc.†#	44,381	422,507
Sunnova Energy International, Inc.†	33,497	674,965
SunPower Corp.†#	31,133	558,215
TPI Composites, Inc.†	14,106	190,713

		6,047,115

Engineering/R&D Services - 0.3%

908 Devices, Inc.†	7,263	120,784
Atlas Technical Consultants, Inc.†	5,614	64,449
Exponent, Inc.	20,216	1,915,668
Fluor Corp.†	55,287	1,197,516
Infrastructure and Energy Alternatives, Inc.†	10,676	116,155
Iteris, Inc.†	16,485	54,235
Mistras Group, Inc.†	7,773	51,846

		3,520,653

Enterprise Software/Service - 2.0%

ACI Worldwide, Inc.†	45,928	1,539,506
American Software, Inc., Class A	12,237	268,847
Appian Corp.†	15,311	933,358
Benefitfocus, Inc.†#	9,720	97,978
Blackbaud, Inc.†	18,642	1,164,939
Blackline, Inc.†	21,101	1,589,116
Cardlytics, Inc.†	12,593	730,394
Daily Journal Corp.†	471	152,303
Digimarc Corp.†#	4,959	149,415
Domo, Inc., Class B†	10,912	485,584
Donnelley Financial Solutions, Inc.†	11,467	368,091
E2open Parent Holdings, Inc.†	77,396	695,016
eGain Corp.†	8,042	94,815
Evolent Health, Inc., Class A†	31,029	826,923
HireRight Holdings Corp.†	8,728	114,075
Inseego Corp.†#	33,170	156,231
Intapp, Inc.†	4,066	93,762
LivePerson, Inc.†#	25,595	519,067
ManTech International Corp., Class A	10,674	889,891
MicroStrategy, Inc., Class A†	3,295	1,459,685
Momentive Global, Inc.†	50,514	794,080
PagerDuty, Inc.†	31,956	1,080,752
Progress Software Corp.	17,117	754,517
PROS Holdings, Inc.†	15,559	494,465

SailPoint Technologies Holdings, Inc.†	35,616	1,473,434
Sapiens International Corp. NV	12,040	324,960
SPS Commerce, Inc.†	14,044	1,823,613
Verint Systems, Inc.†	25,079	1,259,718
Workiva, Inc.†	16,667	1,755,035

		22,089,570

Environmental Consulting & Engineering - 0.3%

Montrose Environmental Group, Inc.†	10,190	449,481
Tetra Tech, Inc.	20,992	3,332,900

		3,782,381

Filtration/Separation Products - 0.1%

ESCO Technologies, Inc.	9,955	692,569

Finance-Commercial - 0.1%

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	29,848	1,413,004

Finance-Consumer Loans - 0.5%

Curo Group Holdings Corp.	7,967	106,519
Encore Capital Group, Inc.†	11,352	749,119
Enova International, Inc.†	14,122	575,754
EZCORP, Inc., Class A†	19,185	114,918
International Money Express, Inc.†	12,590	202,196
LendingClub Corp.†	38,577	716,761
LendingTree, Inc.†	4,524	547,449
Navient Corp.	61,594	1,084,670
Nelnet, Inc., Class A	6,607	532,194
Ocwen Financial Corp.†	3,180	91,043
PRA Group, Inc.†	16,832	751,212
Regional Management Corp.	2,983	153,117
World Acceptance Corp.†#	1,683	330,659

		5,955,611

Finance-Credit Card - 0.0%

Atlanticus Holdings Corp.†	1,913	101,906
I3 Verticals, Inc., Class A†	8,323	219,727

		321,633

Finance-Investment Banker/Broker - 0.6%

Amerant Bancorp, Inc.	10,509	341,017
B. Riley Financial, Inc.	7,873	468,837
Cowen, Inc., Class A#	10,268	304,446
Diamond Hill Investment Group, Inc.	1,182	229,166
Greenhill & Co., Inc.	5,416	95,755
Houlihan Lokey, Inc.	19,886	2,045,474
Moelis & Co., Class A	23,812	1,147,977
Oppenheimer Holdings, Inc., Class A	3,595	155,268
Piper Sandler Cos.	6,810	1,007,948
PJT Partners, Inc., Class A	9,227	588,867
StoneX Group, Inc.†	6,534	492,990

		6,877,745

Finance-Mortgage Loan/Banker - 0.3%

Enact Holdings, Inc.	5,750	119,600
Federal Agricultural Mtg. Corp., Class C	3,560	440,372
Finance of America Cos., Inc., Class A†	7,195	23,312
Home Point Capital, Inc.	2,847	9,395
Mr. Cooper Group, Inc.†	24,083	1,224,139
Oportun Financial Corp.†	8,235	134,560
PennyMac Financial Services, Inc.	12,161	702,298
Velocity Financial, Inc.†#	3,336	42,667

		2,696,343

Finance-Other Services - 0.1%

BGC Partners, Inc., Class A	123,124	563,908
Flywire Corp.†	24,518	663,457
Stronghold Digital Mining, Inc., Class A†	2,869	36,178

		1,263,543

Financial Guarantee Insurance - 0.3%

MBIA, Inc.†	18,662	284,595
NMI Holdings, Inc., Class A†	32,683	756,285
Radian Group, Inc.	70,149	1,676,561

		2,717,441

Firearms & Ammunition - 0.1%

American Outdoor Brands, Inc.†	5,487	85,762
AMMO, Inc.†#	33,951	159,909
Byrna Technologies, Inc.†	7,178	71,852
Smith & Wesson Brands, Inc.	18,658	328,941
Sturm Ruger & Co., Inc.#	6,686	484,133

		1,130,597

Fisheries - 0.0%

AquaBounty Technologies, Inc.†	20,425	32,476

Food-Baking - 0.1%

Hostess Brands, Inc.†	53,791	1,158,658
Krispy Kreme, Inc.	8,741	130,328

		1,288,986

Food-Canned - 0.0%

Seneca Foods Corp., Class A†	2,388	118,803

Food-Catering - 0.1%

Healthcare Services Group, Inc.	29,178	461,596
Sovos Brands, Inc.†	10,013	121,558

		583,154

Food-Confectionery - 0.1%

Tootsie Roll Industries, Inc.	5,952	200,880
Utz Brands, Inc.#	22,977	350,399

		551,279

Food-Meat Products - 0.0%

Nathan’s Famous, Inc.	1,108	64,430

Food-Misc./Diversified - 0.6%

B&G Foods, Inc.	24,934	738,046
BellRing Brands, Inc., Class A†	15,503	396,412
Cal-Maine Foods, Inc.	15,890	703,450
J&J Snack Foods Corp.	5,740	939,753
John B. Sanfilippo & Son, Inc.	3,456	274,821
Lancaster Colony Corp.	7,391	1,243,240
Simply Good Foods Co.†	33,139	1,313,299
Tattooed Chef, Inc.†#	18,387	223,218
TreeHouse Foods, Inc.†	20,238	794,341
Whole Earth Brands, Inc.†	14,546	138,042

		6,764,622

Food-Retail - 0.2%

Ingles Markets, Inc., Class A	5,467	449,497
Laird Superfood, Inc.†	2,441	15,012
Natural Grocers by Vitamin Cottage, Inc.	3,590	60,923

Sprouts Farmers Market, Inc.†	43,911	1,250,585
Village Super Market, Inc., Class A	3,313	75,470
Weis Markets, Inc.	6,403	394,873

		2,246,360

Food-Wholesale/Distribution - 0.5%

Calavo Growers, Inc.	6,663	284,444
Chefs’ Warehouse, Inc.†	12,231	401,788
HF Foods Group, Inc.†	14,093	88,081
Mission Produce, Inc.†	14,433	187,340
Performance Food Group Co.†	59,014	3,307,145
SpartanNash Co.	13,934	392,103
United Natural Foods, Inc.†	21,719	873,755

		5,534,656

Footwear & Related Apparel - 0.4%

Crocs, Inc.†	22,683	1,899,247
Rocky Brands, Inc.	2,666	102,748
Steven Madden, Ltd.	31,406	1,339,780
Wolverine World Wide, Inc.	31,657	729,061

		4,070,836

Funeral Services & Related Items - 0.0%

Carriage Services, Inc.	5,984	294,473
StoneMor, Inc.†	12,521	32,554

		327,027

Gambling (Non-Hotel) - 0.4%

Bally’s Corp.†	12,710	457,814
Golden Entertainment, Inc.†	6,682	380,406
International Game Technology PLC#	38,921	1,191,761
Monarch Casino & Resort, Inc.†	5,114	398,381
Red Rock Resorts, Inc., Class A	23,220	1,167,501
Rush Street Interactive, Inc.†#	20,460	211,352

		3,807,215

Gas-Distribution - 0.8%

Chesapeake Utilities Corp.	6,709	891,961
New Jersey Resources Corp.	37,612	1,640,635
Northwest Natural Holding Co.	11,883	618,035
ONE Gas, Inc.	20,530	1,705,838
South Jersey Industries, Inc.#	40,102	1,360,661
Southwest Gas Holdings, Inc.	23,521	1,668,580
Spire, Inc.	19,736	1,324,483

		9,210,193

Gas-Transportation - 0.2%

Brookfield Infrastructure Corp., Class A#	24,037	1,693,166

Gold Mining - 0.1%

Novagold Resources, Inc.†	92,330	644,464
Perpetua Resources Corp.†	12,644	45,518

		689,982

Golf - 0.2%

Acushnet Holdings Corp.	13,344	584,467
Callaway Golf Co.†	45,051	1,114,562
Drive Shack, Inc.†#	32,153	42,763

		1,741,792

Hazardous Waste Disposal - 0.1%

Centrus Energy Corp., Class A†	3,777	170,985
Heritage-Crystal Clean, Inc.†	6,082	170,539
Sharps Compliance Corp.†	7,218	44,463
US Ecology, Inc.†	12,261	581,662

		967,649

Health Care Cost Containment - 0.1%

CorVel Corp.†	3,434	546,212

Healthcare Safety Devices - 0.0%

Retractable Technologies, Inc.†#	6,747	31,981

Home Furnishings - 0.2%

Ethan Allen Interiors, Inc.	8,770	228,546
Flexsteel Industries, Inc.	2,551	55,076
Hooker Furnishings Corp.	4,564	95,844
Lovesac Co.†	4,971	211,218
MillerKnoll, Inc.	28,949	1,125,537
Purple Innovation, Inc.†#	22,417	134,950
Sleep Number Corp.†	8,622	566,466

		2,417,637

Hotels/Motels - 0.2%

Bluegreen Vacations Holding Corp.†	5,573	157,939
Hilton Grand Vacations, Inc.†	33,306	1,727,249
Marcus Corp.†#	8,888	161,584
Target Hospitality Corp.†	9,706	30,574

		2,077,346

Housewares - 0.0%

Lifetime Brands, Inc.	4,934	64,635
Tupperware Brands Corp.†	19,000	346,370

		411,005

Human Resources - 1.0%

AMN Healthcare Services, Inc.†	18,350	1,947,669
ASGN, Inc.†	19,811	2,194,861
Barrett Business Services, Inc.	2,911	175,097
Cross Country Healthcare, Inc.†	13,974	312,039
First Advantage Corp.†	21,423	345,981
Heidrick & Struggles International, Inc.	7,527	321,779
Insperity, Inc.	14,144	1,272,253
Kforce, Inc.	7,889	593,095
Korn Ferry	20,973	1,389,671
Resources Connection, Inc.	12,413	206,056
TriNet Group, Inc.†	15,779	1,377,664
TrueBlue, Inc.†	13,609	370,165
Willdan Group, Inc.†	4,337	140,085

		10,646,415

Identification Systems - 0.1%

Brady Corp., Class A	18,362	846,121

Independent Power Producers - 0.1%

Clearway Energy, Inc., Class A	13,569	415,076
Clearway Energy, Inc., Class C	31,940	1,066,796
FTC Solar, Inc.†	7,403	34,868

		1,516,740

Industrial Audio & Video Products - 0.1%

Akoustis Technologies, Inc.†#	19,022	119,839
GoPro, Inc., Class A†	50,109	430,937

Turtle Beach Corp.†	5,914	140,576

		691,352

Industrial Automated/Robotic - 0.0%

Ichor Holdings, Ltd.†	10,923	384,817

Instruments-Controls - 0.0%

Allied Motion Technologies, Inc.	4,528	157,665

Instruments-Scientific - 0.0%

Fluidigm Corp.†#	29,652	109,119

Insurance Brokers - 0.1%

BRP Group, Inc., Class A†	18,451	512,384
Crawford & Co., Class A	6,337	48,858
eHealth, Inc.†	9,611	149,355
Goosehead Insurance, Inc., Class A	7,037	612,078
Selectquote, Inc.†	52,167	162,240
Trean Insurance Group, Inc.†	6,867	48,756

		1,533,671

Insurance-Life/Health - 0.4%

American Equity Investment Life Holding Co.	32,202	1,213,693
American National Group, Inc.	2,902	548,565
CNO Financial Group, Inc.	47,909	1,157,960
National Western Life Group, Inc., Class A	999	213,137
Trupanion, Inc.†	14,863	1,332,171

		4,465,526

Insurance-Multi-line - 0.1%

Citizens, Inc.†#	19,428	82,569
Genworth Financial, Inc., Class A†	197,365	801,302

		883,871

Insurance-Property/Casualty - 1.1%

Ambac Financial Group, Inc.†	17,711	227,232
AMERISAFE, Inc.	7,460	351,366
Donegal Group, Inc., Class A	5,754	78,600
Employers Holdings, Inc.	10,888	423,108
Enstar Group, Ltd.†	4,832	1,377,265
HCI Group, Inc.	2,204	137,221
Heritage Insurance Holdings, Inc.	10,055	56,107
Horace Mann Educators Corp.	16,243	675,546
Investors Title Co.	506	96,924
James River Group Holdings, Ltd.	14,258	379,263
Kinsale Capital Group, Inc.	8,371	1,755,901
MetroMile, Inc.†	37,486	47,982
NI Holdings, Inc.†	3,336	59,815
Palomar Holdings, Inc.†	9,564	616,209
ProAssurance Corp.	20,921	504,196
RLI Corp.	15,578	1,581,167
Safety Insurance Group, Inc.	5,635	470,184
Selective Insurance Group, Inc.	23,133	1,924,434
State Auto Financial Corp.	6,946	361,261
Stewart Information Services Corp.	10,388	705,137
Tiptree, Inc.	9,144	116,952
United Fire Group, Inc.	8,185	225,988
United Insurance Holdings Corp.	7,912	28,958
Universal Insurance Holdings, Inc.	10,552	121,981

		12,322,797

Insurance-Reinsurance - 0.3%

Argo Group International Holdings, Ltd.	12,339	520,336
Essent Group, Ltd.	42,174	1,863,247
Greenlight Capital Re, Ltd., Class A†	10,229	73,546
Maiden Holdings, Ltd.†	27,056	66,017
SiriusPoint, Ltd.†	34,460	254,659

		2,777,805

Internet Application Software - 0.0%

Tucows, Inc., Class A†	3,791	254,680
VirnetX Holding Corp.†#	24,688	44,932

		299,612

Internet Connectivity Services - 0.1%

Cogent Communications Holdings, Inc.	16,602	1,052,567

Internet Content-Entertainment - 0.0%

Limelight Networks, Inc.†#	48,637	190,171

Internet Content-Information/News - 0.2%

Bright Health Group, Inc.†	20,657	68,581
FuboTV, Inc.†#	52,662	450,260
HealthStream, Inc.†	9,843	201,683
LiveOne, Inc.†	22,953	19,634
TechTarget, Inc.†	10,169	797,046
Yelp, Inc.†	27,858	944,108

		2,481,312

Internet Financial Services - 0.1%

Open Lending Corp., Class A†	40,586	845,406

Internet Gambling - 0.0%

Esports Technologies, Inc.†#	4,308	35,627
GAN, Ltd.†	15,614	104,145
Golden Nugget Online Gaming, Inc.†	15,527	133,532
NeoGames SA†	4,026	90,988

		364,292

Internet Infrastructure Software - 0.0%

Couchbase, Inc.†	3,827	80,635

Internet Security - 0.2%

Mimecast, Ltd.†	23,704	1,885,179

Investment Management/Advisor Services - 0.8%

Artisan Partners Asset Management, Inc., Class A	22,785	868,336
AssetMark Financial Holdings, Inc.†	7,084	166,403
Associated Capital Group, Inc., Class A	656	25,669
Blucora, Inc.†	18,921	376,528
BrightSphere Investment Group, Inc.	22,575	538,865
Cohen & Steers, Inc.	9,681	786,678
Columbia Financial, Inc.†	15,303	325,036
Federated Hermes, Inc.	36,241	1,183,993
Focus Financial Partners, Inc., Class A†	23,192	1,160,528
GAMCO Investors, Inc., Class A	1,978	42,567
GCM Grosvenor, Inc., Class A#	17,297	172,797
Hamilton Lane, Inc., Class A	13,577	1,060,364
Pzena Investment Management, Inc., Class A	6,484	59,847
Sculptor Capital Management, Inc.	8,628	110,525
StepStone Group, Inc., Class A	15,741	543,537

Virtus Investment Partners, Inc.	2,840	683,361
WisdomTree Investments, Inc.	52,419	295,119

		8,400,153

Lasers-System/Components - 0.3%

II-VI, Inc.†#	41,239	2,864,461

Leisure Products - 0.0%

Escalade, Inc.	3,859	51,132
Johnson Outdoors, Inc., Class A	2,038	168,074

		219,206

Linen Supply & Related Items - 0.1%

UniFirst Corp.	5,870	1,063,937

Machine Tools & Related Products - 0.1%

Kennametal, Inc.	32,542	1,031,907
Luxfer Holdings PLC	10,721	186,760

		1,218,667

Machinery-Construction & Mining - 0.2%

Astec Industries, Inc.	8,825	439,485
Hyster-Yale Materials Handling, Inc.	3,889	148,871
Manitowoc Co, Inc.†	13,362	220,874
Terex Corp.	26,636	1,099,534

		1,908,764

Machinery-Electrical - 0.3%

Argan, Inc.	5,806	225,795
Babcock & Wilcox Enterprises, Inc.†	21,604	151,444
Bloom Energy Corp., Class A†	55,368	1,229,170
Franklin Electric Co., Inc.	18,051	1,526,393

		3,132,802

Machinery-Farming - 0.1%

AgEagle Aerial Systems, Inc.†#	26,409	30,898
Alamo Group, Inc.	3,871	538,495
Hydrofarm Holdings Group, Inc.†#	15,151	306,808
Lindsay Corp.	4,244	556,855

		1,433,056

Machinery-General Industrial - 1.0%

Albany International Corp., Class A	11,979	1,051,996
Altra Industrial Motion Corp.	25,222	1,071,178
Applied Industrial Technologies, Inc.	14,952	1,511,647
Chart Industries, Inc.†	14,216	2,052,790
DXP Enterprises, Inc.†	6,735	193,362
Kadant, Inc.	4,484	884,917
Ranpak Holdings Corp.†	14,638	354,240
Tennant Co.	7,187	566,192
Welbilt, Inc.†	50,890	1,203,040
Zurn Water Solutions Corp.	47,237	1,536,147

		10,425,509

Machinery-Material Handling - 0.0%

Columbus McKinnon Corp.	10,835	494,509

Machinery-Print Trade - 0.0%

Eastman Kodak Co.†	17,463	83,298

Machinery-Pumps - 0.6%

Cactus, Inc., Class A	21,579	1,093,192
CIRCOR International, Inc.†	7,167	193,079
CSW Industrials, Inc.	5,780	695,508
Gorman-Rupp Co.	8,840	329,378
Mueller Water Products, Inc., Class A	61,309	778,011
NN, Inc.†	16,635	43,085
SPX FLOW, Inc.	16,179	1,389,614
Watts Water Technologies, Inc., Class A	10,710	1,541,705

		6,063,572

Machinery-Thermal Process - 0.1%

GrafTech International, Ltd.	78,047	786,714
Thermon Group Holdings, Inc.†	12,829	219,632

		1,006,346

Medical Imaging Systems - 0.1%

Lantheus Holdings, Inc.†	26,219	1,253,793

Medical Information Systems - 0.4%

1Life Healthcare, Inc.†	45,382	490,579
Alignment Healthcare, Inc.†	30,877	260,602
Allscripts Healthcare Solutions, Inc.†	47,301	920,477
Apollo Medical Holdings, Inc.†	14,671	705,969
Computer Programs & Systems, Inc.†	5,487	168,890
Convey Health Solutions Holdings, Inc.†	5,238	30,328
DarioHealth Corp.†#	5,246	38,296
Health Catalyst, Inc.†	20,345	551,756
NantHealth, Inc.†	10,473	8,694
NextGen Healthcare, Inc.†	22,309	435,695
Privia Health Group, Inc.†	6,280	161,647
Schrodinger, Inc.†	17,638	613,097
Tabula Rasa HealthCare, Inc.†	8,745	49,846

		4,435,876

Medical Instruments - 0.3%

AngioDynamics, Inc.†	14,596	343,444
Apyx Medical Corp.†	12,139	122,847
Asensus Surgical, Inc.†#	91,066	70,121
CVRx, Inc.†	3,162	27,762
Natus Medical, Inc.†	13,130	365,277
NuVasive, Inc.†	20,163	1,091,221
PROCEPT BioRobotics Corp.†	2,814	70,294
Pulmonx Corp.†	10,161	266,828
Silk Road Medical, Inc.†	13,366	496,279
Stereotaxis, Inc.†	19,315	89,235

		2,943,308

Medical Labs & Testing Services - 0.5%

Agiliti, Inc.†	9,147	164,737
Aveanna Healthcare Holdings, Inc.†	15,353	80,603
Fulgent Genetics, Inc.†#	8,122	506,001
Inotiv, Inc.†	5,754	152,078
Invitae Corp.†	77,993	841,544
LifeStance Health Group, Inc.†#	17,807	167,920
MEDNAX, Inc.†	29,629	695,393
Medpace Holdings, Inc.†	11,286	1,726,419
Neuronetics, Inc.†	9,932	33,173
OPKO Health, Inc.†	155,516	486,765
Personalis, Inc.†	14,015	147,158
SOC Telemed, Inc.†#	23,638	69,496
Thorne HealthTech, Inc.†	2,614	11,711
Vapotherm, Inc.†	8,857	134,538
Viemed Healthcare, Inc.†	13,779	52,911

		5,270,447

Medical Laser Systems - 0.0%

Cutera, Inc.†#	6,845	262,574

Medical Products - 2.4%

Accuray, Inc.†	35,078	121,721
Acutus Medical, Inc.†	7,440	12,127
Alphatec Holdings, Inc.†#	27,520	303,270
Apria, Inc.†	7,641	285,315
Artivion, Inc.†	14,799	289,320
AtriCure, Inc.†	17,436	1,210,930
Atrion Corp.	543	388,495
Avanos Medical, Inc.†	18,733	662,961
Avita Medical, Inc.†#	9,453	86,968
AxoGen, Inc.†	15,047	140,539
Axonics, Inc.†	17,836	1,012,371
Bioventus, Inc., Class A†	10,911	141,843
Butterfly Network, Inc.†#	48,597	250,275
Cardiovascular Systems, Inc.†	15,454	325,461
Castle Biosciences, Inc.†	8,293	359,004
Cerus Corp.†	65,465	384,279
ClearPoint Neuro, Inc.†#	7,413	64,864
Cue Health Inc†#	5,674	46,924
CytoSorbents Corp.†#	16,049	62,110
Eargo, Inc.†	11,727	56,407
Glaukos Corp.†	17,722	980,204
Haemonetics Corp.†	19,636	1,133,194
Hanger, Inc.†	14,600	264,552
Inari Medical, Inc.†	13,396	1,178,580
InfuSystem Holdings, Inc.†	7,049	80,993
Inogen, Inc.†	7,717	269,246
Inspire Medical Systems, Inc.†	10,468	2,554,820
Integer Holdings Corp.†	12,787	1,072,446
Intersect ENT, Inc.†	12,959	352,485
Invacare Corp.†	13,100	26,855
iRadimed Corp.	2,469	122,709
iRhythm Technologies, Inc.†	11,484	1,484,537
LeMaitre Vascular, Inc.	7,353	349,047
LivaNova PLC†	20,809	1,640,165
MiMedx Group, Inc.†	43,234	218,332
NanoString Technologies, Inc.†	17,655	626,046
NeuroPace, Inc.†	2,764	21,559
Nevro Corp.†	13,466	965,512
Omnicell, Inc.†	17,040	2,202,931
Orthofix Medical, Inc.†	7,369	250,399
OrthoPediatrics Corp.†	5,384	301,773
Paragon 28, Inc.†	3,529	57,523
PAVmed, Inc.†#	28,286	43,278
Pulse Biosciences, Inc.†#	5,415	27,508
RxSight, Inc.†	3,240	43,481
SeaSpine Holdings Corp.†	12,358	156,576
Shockwave Medical, Inc.†	13,133	2,327,562
SI-BONE, Inc.†	12,671	279,522
Sientra, Inc.†	22,597	63,949
Surmodics, Inc.†	5,264	236,248
Tactile Systems Technology, Inc.†	7,461	151,906
Talis Biomedical Corp.†	5,622	11,750
Treace Medical Concepts, Inc.†	11,706	252,147
Zynex, Inc.#	8,331	52,402

		26,005,421

Medical-Biomedical/Gene - 6.1%
2seventy bio, Inc.†	8,763	130,043
4D Molecular Therapeutics, Inc.†#	10,870	148,919
89bio, Inc.†	3,841	17,784
9 Meters Biopharma, Inc.†	88,117	48,085
Absci Corp.†	5,400	50,598
ACADIA Pharmaceuticals, Inc.†	46,583	1,183,674
Acumen Pharmaceuticals, Inc.†	3,906	22,889
Adagio Therapeutics, Inc.†	8,222	55,005
Adicet Bio, Inc.†	8,140	106,471
Adverum Biotechnologies, Inc.†	33,810	45,305
Aerovate Therapeutics, Inc.†	3,921	38,347
Affimed NV†	45,180	199,244
Agenus, Inc.†	85,310	230,337
Akero Therapeutics, Inc.†#	10,007	177,424
Akouos, Inc.†#	9,341	49,881
Akoya Biosciences, Inc.†	5,222	57,860
Alaunos Therapeutics, Inc.†#	81,583	80,433
Albireo Pharma, Inc.†	6,566	218,910
Alder Biopharmaceuticals, Inc. CVR†(1)	37,741	33,212
Aldeyra Therapeutics, Inc.†	18,889	76,312
Aligos Therapeutics, Inc.†	8,219	19,890
Allakos, Inc.†	13,806	77,176
Allogene Therapeutics, Inc.†	26,465	242,155
Allovir, Inc.†	11,479	103,311
Alpha Teknova, Inc.†	2,710	46,070
Alpine Immune Sciences, Inc.†	4,521	37,253
Altimmune, Inc.†	15,428	114,321
ALX Oncology Holdings, Inc.†	6,901	125,046
Amicus Therapeutics, Inc.†	102,350	833,129
AnaptysBio, Inc.†	7,503	229,367
Anavex Life Sciences Corp.†	26,110	286,166
Angion Biomedica Corp.†	8,472	15,758
ANI Pharmaceuticals, Inc.†	4,259	159,500
Annexon, Inc.†	12,135	58,915
Apellis Pharmaceuticals, Inc.†	27,821	1,183,227
Applied Molecular Transport, Inc.†	9,736	63,966
Applied Therapeutics, Inc.†	6,893	12,959
Arbutus Biopharma Corp.†#	31,271	100,067
Arcturus Therapeutics Holdings, Inc.†	8,217	196,961
Arcus Biosciences, Inc.†	17,447	649,028
Arcutis Biotherapeutics, Inc.†	10,766	191,635
Ardelyx, Inc.†	37,608	28,958
Arena Pharmaceuticals, Inc.†	24,048	2,283,839
Arrowhead Pharmaceuticals, Inc.†	39,451	1,735,844
Atara Biotherapeutics, Inc.†	33,824	434,638
Atea Pharmaceuticals, Inc.†	25,136	159,362
Athersys, Inc.†	79,706	71,504
Athira Pharma, Inc.†#	12,552	114,976
Atossa Therapeutics, Inc.†#	45,531	55,548
Atreca, Inc., Class A†#	10,109	18,196
Aura Biosciences, Inc.†	2,121	37,966
Avalo Therapeutics, Inc.†	24,249	17,707
Avid Bioservices, Inc.†	23,505	481,382
Avidity Biosciences, Inc.†	14,656	248,566
Avrobio, Inc.†#	14,744	21,379
Axsome Therapeutics, Inc.†#	10,814	303,982
Beam Therapeutics, Inc.†#	19,923	1,560,967
Berkeley Lights, Inc.†	18,894	144,917
BioAtla, Inc.†	6,041	39,146
BioCryst Pharmaceuticals, Inc.†	70,071	1,163,879

Biodesix, Inc.†#	4,780	11,376
Biohaven Pharmaceutical Holding Co., Ltd.†	21,678	2,573,395
Biomea Fusion, Inc.†#	8,437	54,081
Black Diamond Therapeutics, Inc.†	8,864	27,833
Bluebird Bio, Inc.†	26,288	158,780
Blueprint Medicines Corp.†	22,774	1,378,966
Bolt Biotherapeutics, Inc.†#	8,907	31,085
Bridgebio Pharma, Inc.†#	41,296	322,109
Brooklyn ImmunoTherapeutics, Inc.†#	11,546	26,094
C4 Therapeutics, Inc.†	15,037	337,280
Cara Therapeutics, Inc.†	17,291	179,308
Cardiff Oncology, Inc.†#	14,822	39,871
Caribou Biosciences, Inc.†	7,892	78,762
Cassava Sciences, Inc.†#	14,892	633,059
CEL-SCI Corp.†#	13,992	80,874
Celldex Therapeutics, Inc.†	17,897	535,120
Century Therapeutics, Inc.†	4,596	64,804
Cerevel Therapeutics Holdings, Inc.†	15,855	419,682
ChemoCentryx, Inc.†	21,014	637,565
Chinook Therapeutics, Inc.†	15,208	194,054
ChromaDex Corp.†	18,241	49,798
Clene, Inc.†	7,976	24,646
Codex DNA, Inc.†	3,018	30,784
Codiak Biosciences, Inc.†	6,190	29,217
Cogent Biosciences, Inc.†	14,461	85,754
Cortexyme, Inc.†	7,765	33,778
Crinetics Pharmaceuticals, Inc.†	17,938	359,119
Cue Biopharma, Inc.†	11,972	69,438
Cullinan Oncology, Inc.†	10,071	144,418
Curis, Inc.†	33,707	112,918
Cymabay Therapeutics, Inc.†#	26,975	85,781
Cyteir Therapeutics, Inc.†#	3,254	18,873
Cytek Biosciences, Inc.†	6,250	85,250
CytomX Therapeutics, Inc.†	25,242	96,677
Day One Biopharmaceuticals, Inc.†#	4,292	58,629
Deciphera Pharmaceuticals, Inc.†	15,317	118,094
Denali Therapeutics, Inc.†	35,409	1,152,917
Design Therapeutics, Inc.†	10,350	140,450
DICE Therapeutics, Inc.†	5,420	100,216
Dynavax Technologies Corp.†	41,960	514,430
Dyne Therapeutics, Inc.†#	11,688	100,166
Edgewise Therapeutics, Inc.†#	15,058	177,534
Editas Medicine, Inc.†	26,618	455,700
Eiger BioPharmaceuticals, Inc.†#	12,460	49,840
Eliem Therapeutics, Inc.†	2,746	24,741
Emergent BioSolutions, Inc.†	19,068	789,034
Entrada Therapeutics, Inc.†	3,564	43,231
Epizyme, Inc.†	35,601	53,045
Erasca, Inc.†	8,201	101,692
Esperion Therapeutics, Inc.†	10,537	43,096
Evelo Biosciences, Inc.†#	11,820	36,938
Evolus, Inc.†#	12,921	118,227
Exagen, Inc.†	4,018	30,537
EyePoint Pharmaceuticals, Inc.†#	8,222	81,809
Fate Therapeutics, Inc.†	31,587	1,091,331
FibroGen, Inc.†	33,514	471,542
Finch Therapeutics Group, Inc.†	2,945	24,650
Forma Therapeutics Holdings, Inc.†	13,220	130,349
Forte Biosciences, Inc.†	4,391	5,533
Frequency Therapeutics, Inc.†	12,450	35,358
Gemini Therapeutics, Inc.†	8,525	11,594
Generation Bio Co.†	17,053	87,311
Geron Corp.†	118,616	129,291
Global Blood Therapeutics, Inc.†	24,108	728,062
Gossamer Bio, Inc.†	24,199	218,517
Graphite Bio, Inc.†	6,324	58,181
Greenwich Lifesciences, Inc.†	1,591	31,009
GT Biopharma, Inc.†	6,907	21,964
Halozyme Therapeutics, Inc.†	53,889	1,911,443
Harvard Bioscience, Inc.†	15,290	82,566
Homology Medicines, Inc.†	16,326	56,978
Humanigen, Inc.†	18,991	38,552
iBio, Inc.†	84,110	26,915
Icosavax, Inc.†	5,206	90,689
IGM Biosciences, Inc.†#	3,191	53,226
Ikena Oncology, Inc.†#	10,784	65,890
Imago Biosciences, Inc.†	3,795	89,372
Immunic, Inc.†	7,285	84,870
ImmunityBio, Inc.†	26,580	181,807
ImmunoGen, Inc.†	76,983	434,184
Immunovant, Inc.†	15,603	87,065
Impel Neuropharma, Inc.†#	2,095	15,126
Infinity Pharmaceuticals, Inc.†	34,067	37,474
Inhibrx, Inc.†	10,864	233,576
Innoviva, Inc.†	16,878	324,226
Inovio Pharmaceuticals, Inc.†#	80,471	260,726
Inozyme Pharma, Inc.†#	5,600	32,312
Insmed, Inc.†	45,966	1,098,587
Instil Bio, Inc.†	21,044	225,802
Intercept Pharmaceuticals, Inc.†	9,719	138,593
Intra-Cellular Therapies, Inc.†	30,734	1,705,122
IsoPlexis Corp.†	3,273	15,841
iTeos Therapeutics, Inc.†	7,861	284,018
IVERIC bio, Inc.†	44,777	718,223
Janux Therapeutics, Inc.†#	5,149	88,975
Kaleido Biosciences, Inc.†#	7,539	11,233
Karuna Therapeutics, Inc.†	8,641	907,305
Karyopharm Therapeutics, Inc.†#	28,021	289,457
KemPharm, Inc.†	11,536	68,408
Keros Therapeutics, Inc.†	6,073	326,120
Kezar Life Sciences, Inc.†	13,615	202,183
Kiniksa Pharmaceuticals, Ltd., Class A†	11,351	116,234
Kinnate Biopharma, Inc.†	10,017	77,932
Kodiak Sciences, Inc.†	13,035	112,622
Kronos Bio, Inc.†	15,108	113,763
Krystal Biotech, Inc.†	6,980	443,579
Kymera Therapeutics, Inc.†	13,374	531,750
Lexicon Pharmaceuticals, Inc.†	27,245	56,397
Ligand Pharmaceuticals, Inc.†	5,870	594,161
Lineage Cell Therapeutics, Inc.†#	48,810	68,822
Lucid Diagnostics, Inc.†	1,964	7,345
MacroGenics, Inc.†	23,369	218,500
Magenta Therapeutics, Inc.†	11,644	36,679
MaxCyte, Inc.†#	37,349	259,949
MEI Pharma, Inc.†	42,193	91,137
MeiraGTx Holdings PLC†#	11,594	166,142
Mersana Therapeutics, Inc.†	27,854	122,279

Mind Medicine MindMed, Inc.†	135,424	165,217
MiNK Therapeutics, Inc.†	759	2,254
Molecular Templates, Inc.†	14,391	33,819
Monte Rosa Therapeutics, Inc.†#	4,695	67,326
Mustang Bio, Inc.†	28,341	24,640
Myriad Genetics, Inc.†	30,880	752,854
NeoGenomics, Inc.†	44,132	944,866
NGM Biopharmaceuticals, Inc.†	12,263	182,228
Nkarta, Inc.†#	5,491	49,748
Nurix Therapeutics, Inc.†	12,190	197,112
Nuvalent, Inc., Class A†	4,169	62,327
Nuvation Bio, Inc.†#	61,868	313,052
Olema Pharmaceuticals, Inc.†	9,805	45,887
Omega Therapeutics, Inc.†	2,941	34,910
Omeros Corp.†#	23,468	168,970
Oncocyte Corp.†#	23,419	34,192
Oncorus, Inc.†#	7,949	16,772
Oncternal Therapeutics, Inc.†#	17,224	31,520
Oncternal Therapeutics, Inc. CVR†#(1)	368	754
Organogenesis Holdings, Inc.†	14,844	110,439
Oyster Point Pharma, Inc.†#	4,324	43,067
Phathom Pharmaceuticals, Inc.†#	7,882	142,901
Pliant Therapeutics Inc†#	9,363	83,986
Portage Biotech, Inc.†	1,946	15,471
Poseida Therapeutics, Inc.†	11,194	40,858
Praxis Precision Medicines, Inc.†	12,966	169,855
Precigen, Inc.†	36,914	83,057
Precision BioSciences, Inc.†	19,669	83,593
Prelude Therapeutics Inc†	4,212	37,192
Prothena Corp. PLC†	14,071	486,857
Provention Bio, Inc.†#	21,585	135,338
PTC Therapeutics, Inc.†	27,032	949,364
Puma Biotechnology, Inc.†	12,563	28,895
Pyxis Oncology, Inc.†	4,138	25,159
Radius Health, Inc.†#	18,220	151,590
Rain Therapeutics, Inc.†	6,191	37,022
Rallybio Corp.†	2,800	30,772
RAPT Therapeutics, Inc.†	8,294	165,880
Recursion Pharmaceuticals, Inc., Class A†	44,857	491,184
REGENXBIO, Inc.†	15,363	402,664
Relay Therapeutics, Inc.†	27,232	656,564
Replimune Group, Inc.†	11,573	185,631
REVOLUTION Medicines, Inc.†	23,117	437,374
Rigel Pharmaceuticals, Inc.†	66,497	166,907
Rocket Pharmaceuticals, Inc.†	16,046	285,779
Rubius Therapeutics, Inc.†#	17,875	89,196
Sana Biotechnology, Inc.†#	33,602	217,069
Sangamo Therapeutics, Inc.†	46,213	270,346
Scholar Rock Holding Corp.†	10,991	191,243
Seelos Therapeutics, Inc.†#	38,233	40,527
Seer, Inc.†#	16,196	248,123
Selecta Biosciences, Inc.†	35,825	66,276
Sensei Biotherapeutics, Inc.†	8,132	29,357
Sesen Bio, Inc.†	78,349	49,697
Shattuck Labs, Inc.†	10,354	51,770
Sigilon Therapeutics, Inc.†	5,917	8,580
Silverback Therapeutics, Inc.†	7,981	34,318
Singular Genomics Systems, Inc.†	4,681	38,525
Solid Biosciences, Inc.†	23,206	18,904
Sorrento Therapeutics, Inc.†	116,269	294,161
SpringWorks Therapeutics, Inc.†	11,363	643,032
Spruce Biosciences, Inc.†#	3,380	7,673
SQZ Biotechnologies Co.†#	8,861	46,697
Stoke Therapeutics, Inc.†	7,428	144,846
Surface Oncology, Inc.†	13,757	49,525
Sutro Biopharma, Inc.†	16,876	150,534
Syndax Pharmaceuticals, Inc.†	17,500	272,825
Talaris Therapeutics, Inc.†	8,296	58,155
Tarsus Pharmaceuticals, Inc.†	3,281	57,844
Taysha Gene Therapies, Inc.†#	8,815	56,152
TCR2 Therapeutics, Inc.†	11,871	32,170
Tenaya Therapeutics, Inc.†	5,420	63,197
Terns Pharmaceuticals, Inc.†	5,338	17,722
TG Therapeutics, Inc.†	50,411	497,557
Theravance Biopharma, Inc.†	23,353	235,165
Theseus Pharmaceuticals, Inc.†	4,479	45,238
Tobira Therapeutics, Inc. CVR†(1)	4,989	0
TransMedics Group, Inc.†	10,087	186,811
Travere Therapeutics, Inc.†	22,978	626,380
Turning Point Therapeutics, Inc.†	17,896	566,587
Twist Bioscience Corp.†	18,375	1,027,898
Tyra Biosciences, Inc.†	4,732	56,074
UroGen Pharma, Ltd.†#	7,592	45,552
Vaxart, Inc.†	47,634	241,981
VBI Vaccines, Inc.†	73,355	109,299
Ventyx Biosciences, Inc.†	4,066	47,532
Vera Therapeutics, Inc.†	3,852	89,405
Veracyte, Inc.†	26,259	730,000
Verastem, Inc.†	67,088	80,506
Vericel Corp.†	18,095	745,695
Veru, Inc.†	25,067	140,125
Verve Therapeutics, Inc.†	6,149	200,765
Viking Therapeutics, Inc.†	26,624	89,190
Vincerx Pharma, Inc.†#	6,395	32,423
Vir Biotechnology, Inc.†	23,396	589,345
Viracta Therapeutics, Inc.†	14,110	38,520
VistaGen Therapeutics, Inc.†	75,516	105,722
Vor BioPharma, Inc.†	7,384	66,678
Wave Life Sciences, Ltd.†	17,229	42,297
Werewolf Therapeutics, Inc.†	10,279	73,598
XBiotech, Inc.	5,927	58,440
Xencor, Inc.†	22,004	688,945
Xilio Therapeutics, Inc.†	2,889	34,032
XOMA Corp.†#	2,344	51,404
Y-mAbs Therapeutics, Inc.†	13,602	123,914
Zentalis Pharmaceuticals, Inc.†	14,192	708,039

		66,288,539

Medical-Drugs - 1.8%

Aclaris Therapeutics, Inc.†	19,851	295,780
Aduro Biotech Holding, Inc. CVR†(1)	6,346	0
Aeglea BioTherapeutics, Inc.†	15,729	43,569
Aerie Pharmaceuticals, Inc.†#	16,476	136,751
Alector, Inc.†	22,732	360,075
Alkermes PLC†	62,434	1,552,109
Amphastar Pharmaceuticals, Inc.†	14,404	399,135
Ampio Pharmaceuticals, Inc.†	75,832	37,908

Athenex, Inc.†#	33,654	27,078
Beyondspring, Inc.†#	8,718	21,010
Bioxcel Therapeutics, Inc.†	6,711	122,878
Catalyst Pharmaceuticals, Inc.†	37,791	294,770
Chimerix, Inc.†	28,411	160,238
Citius Pharmaceuticals, Inc.†#	44,195	68,060
Clovis Oncology, Inc.†	43,902	90,438
Coherus Biosciences, Inc.†	25,302	298,311
Collegium Pharmaceutical, Inc.†	13,434	261,560
Corcept Therapeutics, Inc.†	37,248	830,258
Cytokinetics, Inc.†	30,860	1,089,975
Durect Corp.†#	88,046	58,392
Eagle Pharmaceuticals, Inc.†	4,452	210,980
Enanta Pharmaceuticals, Inc.†	7,499	528,080
Foghorn Therapeutics, Inc.†	7,613	73,161
Fortress Biotech, Inc.†#	28,969	46,640
Fulcrum Therapeutics, Inc.†	10,698	117,678
Gritstone bio, Inc.†	16,629	84,808
Harmony Biosciences Holdings, Inc.†	8,941	357,282
Harpoon Therapeutics, Inc.†	7,279	29,844
Hookipa Pharma, Inc.†#	7,471	17,930
Ideaya Biosciences, Inc.†	12,749	168,287
Immuneering Corp., Class A†	3,272	24,442
Intellia Therapeutics, Inc.†	27,149	2,683,679
Ironwood Pharmaceuticals, Inc.†	57,129	614,708
Jounce Therapeutics, Inc.†	12,831	95,719
Kala Pharmaceuticals, Inc.†#	18,819	12,458
KalVista Pharmaceuticals, Inc.†	8,716	139,892
Kura Oncology, Inc.†	24,732	392,497
Landos Biopharma, Inc.†	1,822	3,881
Lyell Immunopharma, Inc.†#	9,197	66,586
Madrigal Pharmaceuticals, Inc.†	4,582	425,439
Marinus Pharmaceuticals, Inc.†#	14,374	112,405
Mirum Pharmaceuticals, Inc.†	1,403	33,251
Morphic Holding, Inc.†	8,236	328,287
Neoleukin Therapeutics, Inc.†	13,703	35,354
NexImmune, Inc.†	6,871	17,040
Ocular Therapeutix, Inc.†	29,834	166,474
ORIC Pharmaceuticals, Inc.†	12,305	95,487
Pacira BioSciences, Inc.†	17,191	1,146,468
Paratek Pharmaceuticals, Inc.†#	19,061	67,095
Passage Bio, Inc.†	14,434	47,921
PetIQ, Inc.†#	10,474	207,804
Phibro Animal Health Corp., Class A	7,957	169,484
PMV Pharmaceuticals Inc†	10,208	161,695
Prestige Consumer Healthcare, Inc.†	19,494	1,160,478
Progenics Pharmaceuticals, Inc. CVR†(1)	41,888	16,051
Protagonist Therapeutics, Inc.†	17,410	422,715
Reata Pharmaceuticals, Inc., Class A†	10,685	349,827
Relmada Therapeutics, Inc.†	6,092	124,947
Reneo Pharmaceuticals, Inc.†	3,383	16,306
Rhythm Pharmaceuticals, Inc.†	17,146	130,652
Seres Therapeutics, Inc.†	27,089	216,712
SIGA Technologies, Inc.†	18,777	112,662
Spectrum Pharmaceuticals, Inc.†	63,455	43,149
Spero Therapeutics, Inc.†	9,418	90,413
Summit Therapeutics, Inc.†	10,258	28,107
Supernus Pharmaceuticals, Inc.†	19,118	610,820
Syros Pharmaceuticals, Inc.†#	22,406	28,904
TherapeuticsMD, Inc.†	151,742	36,297
Tonix Pharmaceuticals Holding Corp.†	172,548	31,904
Trevena, Inc.†	63,647	29,125
Vanda Pharmaceuticals, Inc.†	21,328	242,286
Vaxcyte, Inc.†	15,721	364,255
Verrica Pharmaceuticals, Inc.†#	5,097	42,713
Zogenix, Inc.†	21,827	573,177

		19,502,551

Medical-Generic Drugs - 0.2%

Amneal Pharmaceuticals, Inc.†	38,810	175,809
Arvinas, Inc.†	18,335	1,188,291
Endo International PLC†	89,213	277,453
Prometheus Biosciences, Inc.†	11,666	507,938

		2,149,491

Medical-HMO - 0.0%

Ontrak, Inc.†	3,621	9,704
Tivity Health, Inc.†	17,130	467,307

		477,011

Medical-Hospitals - 0.5%

Community Health Systems, Inc.†	48,364	508,306
Select Medical Holdings Corp.	43,009	995,658
Surgery Partners, Inc.†	13,228	691,427
Tenet Healthcare Corp.†	41,341	3,554,913

		5,750,304

Medical-Nursing Homes - 0.2%

Ensign Group, Inc.	20,454	1,718,954
Innovage Holding Corp.†#	7,134	35,171
National HealthCare Corp.	4,889	317,883
Pennant Group, Inc.†	9,977	162,126

		2,234,134

Medical-Outpatient/Home Medical - 0.3%

Addus HomeCare Corp.†	5,991	509,474
American Well Corp., Class A†	71,268	301,464
Joint Corp.†	5,382	220,662
LHC Group, Inc.†	11,889	1,618,925
ModivCare, Inc.†	4,836	570,648

		3,221,173

Medical-Wholesale Drug Distribution - 0.2%

AdaptHealth Corp.†	27,893	486,175
Covetrus, Inc.†	40,284	713,833
Owens & Minor, Inc.	28,234	1,246,531

		2,446,539

Metal Processors & Fabrication - 0.6%

AZZ, Inc.	9,681	476,596
Helios Technologies, Inc.	12,587	986,947
Lawson Products, Inc.†	1,851	78,686
Mayville Engineering Co., Inc.†	3,486	36,045
Mueller Industries, Inc.	21,871	1,247,740
Park-Ohio Holdings Corp.	3,311	52,612
Proto Labs, Inc.†	10,817	608,240
RBC Bearings, Inc.†	10,884	2,109,863
Standex International Corp.	4,655	493,104
Tredegar Corp.	10,201	117,413

Xometry, Inc., Class A†#	3,138	153,480

		6,360,726

Metal Products-Distribution - 0.1%

Olympic Steel, Inc.	3,648	97,657
Ryerson Holding Corp.	6,396	167,064
Worthington Industries, Inc.	12,859	733,220

		997,941

Metal-Aluminum - 0.3%

Arconic Corp.†	41,590	1,276,813
Century Aluminum Co.†	19,993	472,235
Constellium SE†	48,369	939,810
Kaiser Aluminum Corp.	6,153	593,764

		3,282,622

Metal-Diversified - 0.0%

PolyMet Mining Corp.†#	11,237	30,565

Miscellaneous Manufacturing - 0.3%

Hillenbrand, Inc.	28,402	1,355,059
John Bean Technologies Corp.	12,216	1,384,928
Sight Sciences, Inc.†	4,337	75,507

		2,815,494

Motion Pictures & Services - 0.1%

Chicken Soup For The Soul Entertainment, Inc.†	2,833	27,480
Eros STX Global Corp.†	6,431	19,595
IMAX Corp.†	19,397	401,130
Lions Gate Entertainment Corp., Class A†	22,669	348,196
Lions Gate Entertainment Corp., Class B†	45,973	655,115

		1,452,307

MRI/Medical Diagnostic Imaging - 0.0%

RadNet, Inc.†	17,683	436,240

Multilevel Direct Selling - 0.1%

Nu Skin Enterprises, Inc., Class A	19,345	897,415

Multimedia - 0.1%

E.W. Scripps Co., Class A†	22,306	496,532
Entravision Communications Corp., Class A	23,421	149,894

		646,426

Networking Products - 0.3%

A10 Networks, Inc.	23,389	333,059
Calix, Inc.†	21,478	1,167,114
Extreme Networks, Inc.†	49,438	568,043
Infinera Corp.†	71,212	657,287
NeoPhotonics Corp.†	19,958	305,557
NETGEAR, Inc.†	11,273	299,975

		3,331,035

Night Clubs - 0.0%

RCI Hospitality Holdings, Inc.	3,250	210,990

Non-Ferrous Metals - 0.1%

Energy Fuels, Inc.†#	60,188	491,736
Ur-Energy, Inc.†#	70,424	104,227
Uranium Energy Corp.†#	99,734	397,939

		993,902

Non-Hazardous Waste Disposal - 0.1%

Casella Waste Systems, Inc., Class A†	19,151	1,443,985

Office Automation & Equipment - 0.0%

Pitney Bowes, Inc.	68,458	340,921

Office Furnishings-Original - 0.1%

CompX International, Inc.	624	13,791
HNI Corp.	16,944	689,451
Interface, Inc.	22,627	295,282
Kimball International, Inc., Class B	14,056	130,299
Steelcase, Inc., Class A	33,850	411,955

		1,540,778

Office Supplies & Forms - 0.0%

ACCO Brands Corp.	36,276	311,974

Oil & Gas Drilling - 0.3%

Helmerich & Payne, Inc.	40,989	1,485,031
Nabors Industries, Ltd.†	2,751	345,361
Patterson-UTI Energy, Inc.	72,610	1,047,762

		2,878,154

Oil Companies-Exploration & Production - 3.2%

Antero Resources Corp.†	111,387	2,554,104
Berry Corp.	26,248	262,480
Brigham Minerals, Inc., Class A	16,988	386,987
California Resources Corp.	31,577	1,301,920
Callon Petroleum Co.†	18,506	1,042,998
Centennial Resource Development, Inc., Class A†	71,709	629,605
Chesapeake Energy Corp.#	40,872	3,157,362
Civitas Resources, Inc.	16,919	853,902
CNX Resources Corp.†	81,656	1,334,259
Comstock Resources, Inc.†	35,645	295,853
Crescent Energy, Inc.†#	11,433	173,210
Denbury, Inc.†	19,639	1,426,970
DLB Oil & Gas, Inc.†(1)	3,000	0
Earthstone Energy, Inc., Class A†	9,865	128,245
Falcon Minerals Corp.	15,320	87,937
HighPeak Energy, Inc.#	1,994	42,153
Kosmos Energy, Ltd.†	174,649	848,794
Laredo Petroleum, Inc.†	4,897	374,914
Magnolia Oil & Gas Corp., Class A	56,134	1,254,595
Matador Resources Co.	43,106	2,138,058
Northern Oil and Gas, Inc.	20,379	511,105
Oasis Petroleum, Inc.	7,721	1,023,110
Ovintiv, Inc.	102,036	4,678,351
PDC Energy, Inc.	37,948	2,448,405
Range Resources Corp.†	93,068	2,135,911
Ranger Oil Corp.†	8,262	278,925
Riley Exploration Permian, Inc.	961	32,193
SM Energy Co.	46,703	1,658,424
Southwestern Energy Co.†	395,580	1,973,944
Talos Energy, Inc.†	14,351	225,454
Tellurian, Inc.†	144,263	549,642
W&T Offshore, Inc.†	36,526	177,516
Whiting Petroleum Corp.	15,332	1,132,268

		35,119,594

Oil Companies-Integrated - 0.2%

Murphy Oil Corp.	57,042	1,977,646

Oil Field Machinery & Equipment - 0.1%

Dril-Quip, Inc.†	13,667	394,156
US Silica Holdings, Inc.†	28,590	413,412

		807,568

Oil Refining & Marketing - 0.1%

CVR Energy, Inc.	11,519	200,315
Delek US Holdings, Inc.†	25,556	440,330
Par Pacific Holdings, Inc.†	17,415	236,844
PBF Energy, Inc., Class A†	37,495	623,167

		1,500,656

Oil-Field Services - 0.7%

Archrock, Inc.	52,494	438,325
Aris Water Solution, Inc., Class A	7,575	110,671
Bristow Group, Inc.†	9,207	305,120
ChampionX Corp.†	78,952	1,690,362
DMC Global, Inc.†	7,231	212,591
Expro Group Holdings NV†	18,092	291,100
FTS International, Inc., Class A†	3,460	91,586
Helix Energy Solutions Group, Inc.†	55,712	225,634
Liberty Oilfield Services, Inc., Class A†	35,374	441,467
Matrix Service Co.†	10,140	70,372
MRC Global, Inc.†	31,336	316,494
National Energy Services Reunited Corp.†#	14,778	131,672
Newpark Resources, Inc.†	35,153	132,527
NexTier Oilfield Solutions, Inc.†	67,322	535,883
NOW, Inc.†	42,909	400,770
Oceaneering International, Inc.†	38,769	567,578
Oil States International, Inc.†	23,585	123,350
ProPetro Holding Corp.†	33,586	428,893
RPC, Inc.†	26,297	230,625
Select Energy Services, Inc., Class A†	24,324	201,403
Solaris Oilfield Infrastructure, Inc., Class A	12,173	126,599
TETRA Technologies, Inc.†	47,765	152,848
Tidewater, Inc.†	15,972	236,545

		7,462,415

Optical Supplies - 0.1%

STAAR Surgical Co.†	18,496	1,467,103

Paper & Related Products - 0.1%

Clearwater Paper Corp.†	6,419	185,060
Glatfelter Corp.	17,043	234,171
Neenah, Inc.	6,563	255,629
Schweitzer-Mauduit International, Inc.	12,188	380,509
Verso Corp., Class A	10,383	275,253

		1,330,622

Patient Monitoring Equipment - 0.1%

CareDx, Inc.†	19,691	755,741

Pharmacy Services - 0.1%

Option Care Health, Inc.†	61,875	1,590,187

Physical Therapy/Rehabilitation Centers - 0.0%

U.S. Physical Therapy, Inc.	4,974	457,459

Physicians Practice Management - 0.0%

Accolade, Inc.†	19,594	352,300

Pipelines - 0.2%

Equitrans Midstream Corp.	159,196	1,020,446
Golar LNG, Ltd.†	39,387	685,334
Kinetik Holdings, Inc.#	1,268	86,224

		1,792,004

Pollution Control - 0.0%

CECO Environmental Corp.†	12,110	65,152

Poultry - 0.1%

Sanderson Farms, Inc.	7,908	1,412,290

Power Converter/Supply Equipment - 0.0%

Blink Charging Co.†#	14,211	349,307
Powell Industries, Inc.	3,545	74,941

		424,248

Precious Metals - 0.2%

Coeur Mining, Inc.†	99,607	428,310
Hecla Mining Co.	206,928	1,191,905

		1,620,215

Printing-Commercial - 0.1%

Cimpress PLC†	6,843	431,041
Deluxe Corp.	16,393	509,986
Ennis, Inc.	9,933	186,542

		1,127,569

Private Corrections - 0.0%

CoreCivic, Inc.†	46,688	425,328

Professional Sports - 0.1%

Hall of Fame Resort & Entertainment Co.†	21,680	22,981
Liberty Media Corp. - Liberty Braves, Series A†#	3,900	99,957
Liberty Media Corp. - Liberty Braves, Series C†	14,223	351,308
Madison Square Garden Entertainment Corp.†	10,164	796,451

		1,270,697

Protection/Safety - 0.1%

Alarm.com Holdings, Inc.†	18,406	1,211,667
ShotSpotter, Inc.†	3,298	84,693
Vivint Smart Home, Inc.†	35,661	256,402

		1,552,762

Publishing-Books - 0.1%

Houghton Mifflin Harcourt Co.†	49,486	1,036,732
Scholastic Corp.	10,264	431,909

		1,468,641

Publishing-Newspapers - 0.2%

Gannett Co, Inc.†	54,769	271,654
TEGNA, Inc.	86,095	1,973,298

		2,244,952

Publishing-Periodicals - 0.0%

Thryv Holdings, Inc.†	2,981	90,622
Value Line, Inc.	381	22,483

		113,105

Quarrying - 0.1%

Compass Minerals International, Inc.	13,313	780,408

Radio - 0.1%

Audacy, Inc.†	45,915	142,337
iHeartMedia, Inc., Class A†	43,592	935,048

		1,077,385

Real Estate Investment Trusts - 7.5%

Acadia Realty Trust	33,806	724,801
AFC Gamma, Inc.	4,828	95,353
Agree Realty Corp.	26,807	1,719,669
Alexander & Baldwin, Inc.	28,207	632,683
Alexander’s, Inc.	833	211,099
American Assets Trust, Inc.	19,440	710,726
Apartment Investment & Management Co., Class A†	58,840	420,118
Apollo Commercial Real Estate Finance, Inc.	54,622	712,817
Apple Hospitality REIT, Inc.	83,458	1,476,372
Arbor Realty Trust, Inc.	56,023	1,008,414
Ares Commercial Real Estate Corp.	17,034	249,548
Armada Hoffler Properties, Inc.	23,507	345,083
ARMOUR Residential REIT, Inc.#	34,651	281,713
Ashford Hospitality Trust, Inc.†	6,618	56,981
Blackstone Mtg. Trust, Inc., Class A	61,236	1,946,080
Braemar Hotels & Resorts, Inc.†	22,238	132,538
Brandywine Realty Trust	66,059	880,566
BrightSpire Capital, Inc.	32,861	291,148
Broadmark Realty Capital, Inc.	50,001	433,009
Broadstone Net Lease, Inc.	61,266	1,327,022
BRT Apartments Corp.	4,431	97,526
CareTrust REIT, Inc.	37,569	657,458
CatchMark Timber Trust, Inc., Class A	19,037	145,823
Centerspace	5,562	522,772
Chatham Lodging Trust†	18,611	255,901
Chimera Investment Corp.	91,716	1,116,184
City Office REIT, Inc.	16,626	286,300
Clipper Realty, Inc.	4,749	45,210
Community Healthcare Trust, Inc.	9,295	387,602
CorePoint Lodging, Inc.†	15,314	244,565
Corporate Office Properties Trust	43,974	1,152,559
CTO Realty Growth, Inc.#	2,274	142,557
DiamondRock Hospitality Co.†	81,422	777,580
DigitalBridge Group, Inc.†	188,883	1,369,402
Diversified Healthcare Trust	92,382	266,060
Dynex Capital, Inc.#	14,051	215,964
Easterly Government Properties, Inc.	33,711	701,863
EastGroup Properties, Inc.	15,733	3,001,227
Ellington Financial, Inc.#	20,958	370,328
Empire State Realty Trust, Inc., Class A	55,666	526,600
Equity Commonwealth†	45,658	1,213,133
Essential Properties Realty Trust, Inc.	47,153	1,192,028
Farmland Partners, Inc.	11,138	129,980
Four Corners Property Trust, Inc.	30,076	793,405
Franklin BSP Realty Trust, Inc.	14,012	184,958
Franklin Street Properties Corp.	39,532	228,495
GEO Group, Inc.†#	45,858	273,314
Getty Realty Corp.	15,854	436,778
Gladstone Commercial Corp.	14,385	304,818
Gladstone Land Corp.#	12,190	364,359
Global Medical REIT, Inc.	23,306	365,904
Global Net Lease, Inc.	40,603	576,969
Granite Point Mtg. Trust, Inc.	20,801	233,387
Great Ajax Corp.	8,443	96,166
Healthcare Realty Trust, Inc.	57,436	1,497,931
Hersha Hospitality Trust†	12,568	116,003
Independence Realty Trust, Inc.	40,924	1,034,149
INDUS Realty Trust, Inc.#	2,243	170,782
Industrial Logistics Properties Trust	25,293	565,804
Innovative Industrial Properties, Inc.	9,225	1,738,544
Invesco Mtg. Capital, Inc.#	122,226	266,453
iStar, Inc.#	26,135	656,511
Kite Realty Group Trust	84,494	1,852,953
KKR Real Estate Finance Trust, Inc.	13,758	295,384
Ladder Capital Corp.	44,234	506,922
LTC Properties, Inc.	15,155	512,694
LXP Industrial Trust	108,801	1,682,063
Macerich Co.	83,252	1,273,756
MFA Financial, Inc.	172,326	699,644
National Health Investors, Inc.	17,032	907,976
National Storage Affiliates Trust	31,624	1,842,730
Necessity Retail REIT, Inc.	48,327	340,222
NETSTREIT Corp.	15,446	341,974
New York Mtg. Trust, Inc.	147,786	518,729
NexPoint Residential Trust, Inc.	8,704	739,579
Office Properties Income Trust	18,640	466,932
One Liberty Properties, Inc.	6,270	182,206
Orchid Island Capital, Inc.#	52,901	174,044
Outfront Media, Inc.	56,653	1,512,635
Paramount Group, Inc.	72,672	813,200
Pebblebrook Hotel Trust	50,605	1,139,119
PennyMac Mtg. Investment Trust	38,147	595,093
Phillips Edison & Co., Inc.	7,295	235,774
Physicians Realty Trust	85,825	1,395,515
Piedmont Office Realty Trust, Inc., Class A	48,276	822,623
Plymouth Industrial REIT, Inc.	12,173	317,472
Postal Realty Trust, Inc., Class A	4,800	83,760
PotlatchDeltic Corp.	25,707	1,411,314
Preferred Apartment Communities, Inc.	20,289	512,500
PS Business Parks, Inc.	7,820	1,245,648
Ready Capital Corp.	23,267	345,515
Redwood Trust, Inc.	44,649	463,903
Retail Opportunity Investments Corp.	46,275	840,354
Retail Value, Inc.	6,788	21,043
RLJ Lodging Trust	64,386	900,760
RPT Realty	32,595	422,105
Ryman Hospitality Properties, Inc.†	20,938	1,844,847
Sabra Health Care REIT, Inc.	88,905	1,193,994
Safehold, Inc.	8,087	496,218
Saul Centers, Inc.	4,606	212,014
Seritage Growth Properties, Class A†#	14,538	148,142
Service Properties Trust	63,887	551,345
SITE Centers Corp.	67,452	1,048,879
STAG Industrial, Inc.	68,659	2,674,955
Summit Hotel Properties, Inc.†	40,381	399,368
Sunstone Hotel Investors, Inc.†	84,755	896,708
Tanger Factory Outlet Centers, Inc.	39,823	664,248
Terreno Realty Corp.	28,708	1,974,823

TPG RE Finance Trust, Inc.	23,373	276,736
Two Harbors Investment Corp.	133,945	677,762
UMH Properties, Inc.	16,520	380,951
Uniti Group, Inc.	76,539	992,711
Universal Health Realty Income Trust	4,995	285,264
Urban Edge Properties	45,075	821,267
Urstadt Biddle Properties, Inc., Class A	11,588	218,202
Veris Residential, Inc.†	34,191	577,828
Washington Real Estate Investment Trust	32,961	769,969
Whitestone REIT	17,900	210,862
Xenia Hotels & Resorts, Inc.†	44,356	822,360

		81,934,686

Real Estate Management/Services - 0.5%

Angel Oak Mtg., Inc.	2,828	45,927
Cushman & Wakefield PLC†	54,006	1,183,811
Douglas Elliman, Inc.†	28,603	215,667
eXp World Holdings, Inc.#	24,432	653,312
Fathom Holdings, Inc.†	2,394	30,715
Marcus & Millichap, Inc.†	9,241	459,555
Newmark Group, Inc., Class A	58,082	1,026,890
RE/MAX Holdings, Inc., Class A	7,205	213,556
Realogy Holdings Corp.†	44,839	815,173
Redfin Corp.†#	40,165	868,769
RMR Group, Inc., Class A	5,940	173,091

		5,686,466

Real Estate Operations & Development - 0.3%

FRP Holdings, Inc.†	2,601	150,676
Kennedy-Wilson Holdings, Inc.	46,252	1,024,020
Legacy Housing Corp.†	3,130	79,721
McGrath RentCorp	9,401	764,113
Radius Global Infrastructure, Inc., Class A†	22,949	295,124
Rafael Holdings, Inc., Class B†	3,793	11,948
St. Joe Co.	12,971	700,823

		3,026,425

Recreational Centers - 0.1%

F45 Training Holdings, Inc.†	7,978	122,702
Life Time Group Holdings, Inc.†	15,143	235,474
OneSpaWorld Holdings, Ltd.†	20,822	215,299
Xponential Fitness, Inc., Class A†	3,613	75,656

		649,131

Recreational Vehicles - 0.1%

Camping World Holdings, Inc., Class A#	16,253	499,130
Malibu Boats, Inc., Class A†	8,067	562,028
Marine Products Corp.	3,170	38,325
MasterCraft Boat Holdings, Inc.†	7,318	209,587
OneWater Marine, Inc., Class A	3,994	202,935

		1,512,005

Recycling - 0.1%

Harsco Corp.†	30,482	363,040
PureCycle Technologies, Inc.†#	20,780	144,629

		507,669

Rental Auto/Equipment - 0.8%

Aaron’s Co., Inc.	12,164	255,322

Alta Equipment Group, Inc.†	7,358	92,784
Avis Budget Group, Inc.†	16,087	2,950,999
Custom Truck One Source, Inc.†#	17,987	141,378
Herc Holdings, Inc.	9,714	1,545,692
PROG Holdings, Inc.†	25,371	777,368
Rent the Runway, Inc., Class A†	6,679	40,542
Rent-A-Center, Inc.	25,662	729,057
Textainer Group Holdings, Ltd.	18,342	651,324
Triton International, Ltd.	25,982	1,706,498

		8,890,964

Research & Development - 0.0%

Landec Corp.†	10,179	117,262

Resort/Theme Parks - 0.1%

SeaWorld Entertainment, Inc.†	20,049	1,391,200

Retail-Apparel/Shoe - 0.6%

Abercrombie & Fitch Co., Class A†	22,781	867,500
American Eagle Outfitters, Inc.#	59,245	1,248,885
Boot Barn Holdings, Inc.†	11,387	990,897
Buckle, Inc.	11,584	417,024
Caleres, Inc.	14,343	297,761
Cato Corp., Class A	7,700	135,520
Chico’s FAS, Inc.†	46,825	220,078
Children’s Place, Inc.†	5,472	344,517
Designer Brands, Inc., Class A†	23,400	305,370
Duluth Holdings, Inc., Class B†	4,725	65,819
Genesco, Inc.†	5,765	369,825
Guess?, Inc.	15,670	343,173
Shoe Carnival, Inc.	6,874	200,446
Tilly’s, Inc., Class A	8,822	112,039
Vera Bradley, Inc.†	10,129	76,575
Winmark Corp.	1,347	304,718

		6,300,147

Retail-Appliances - 0.0%

Conn’s, Inc.†	6,950	127,463

Retail-Arts & Crafts - 0.0%

JOANN, Inc.#	4,469	50,857

Retail-Automobile - 0.4%

America’s Car-Mart, Inc.†	2,335	224,580
Asbury Automotive Group, Inc.†	9,015	1,749,902
CarLotz, Inc.†#	27,860	56,277
Group 1 Automotive, Inc.	6,842	1,244,765
Lazydays Holdings, Inc.†	2,984	54,398
Rush Enterprises, Inc., Class A	16,441	853,946
Rush Enterprises, Inc., Class B	2,516	123,309
Shift Technologies, Inc.†#	24,157	48,797
Sonic Automotive, Inc., Class A	8,421	452,292

		4,808,266

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†	39,570	668,337

Retail-Bookstores - 0.0%

Barnes & Noble Education, Inc.†	17,582	96,349

Retail-Building Products - 0.3%

Aspen Aerogels, Inc.†	8,584	254,086
Beacon Roofing Supply, Inc.†	21,722	1,296,586
BlueLinx Holdings, Inc.†	3,586	320,517

GMS, Inc.†	16,640	902,720

		2,773,909

Retail-Computer Equipment - 0.0%

PC Connection, Inc.	4,316	210,578

Retail-Convenience Store - 0.0%

Arko Corp.†	46,990	392,366

Retail-Discount - 0.4%

Big Lots, Inc.#	12,536	435,752
BJ’s Wholesale Club Holdings, Inc.†	53,354	3,354,366
Citi Trends, Inc.†	3,343	124,727

		3,914,845

Retail-Drug Store - 0.1%

MedAvail Holdings, Inc.†	4,675	5,610
OptimizeRx Corp.†	6,684	302,718
Rite Aid Corp.†#	21,659	198,397

		506,725

Retail-Floor Coverings - 0.0%

LL Flooring Holdings, Inc.†	11,152	179,101

Retail-Gardening Products - 0.0%

GrowGeneration Corp.†#	21,553	181,261

Retail-Hair Salons - 0.0%

Regis Corp.†#	16,621	30,084

Retail-Home Furnishings - 0.1%

Bassett Furniture Industries, Inc.	3,584	62,899
Haverty Furniture Cos., Inc.	6,341	180,148
Kirkland’s, Inc.†#	5,142	71,165
La-Z-Boy, Inc.	17,132	499,912

		814,124

Retail-Jewelry - 0.2%

Movado Group, Inc.	6,081	239,713
Signet Jewelers, Ltd.	20,573	1,450,397

		1,690,110

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	8,219	376,101

Retail-Misc./Diversified - 0.2%

Container Store Group, Inc.†	12,373	109,254
Party City Holdco, Inc.†	43,016	186,259
PriceSmart, Inc.	9,114	662,770
Sally Beauty Holdings, Inc.†	43,871	758,091

		1,716,374

Retail-Office Supplies - 0.1%

ODP Corp.†	17,951	789,844

Retail-Pawn Shops - 0.1%

FirstCash Holdings, Inc.	15,456	1,113,450

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.#	7,927	213,633

Retail-Petroleum Products - 0.3%

Clean Energy Fuels Corp.†	60,381	438,970
Murphy USA, Inc.	9,412	1,701,125
TravelCenters of America, Inc.†	4,859	205,195
World Fuel Services Corp.	24,282	688,152

		3,033,442

Retail-Regional Department Stores - 0.3%

Dillard’s, Inc., Class A#	2,273	569,864
Macy’s, Inc.	122,291	3,169,783

		3,739,647

Retail-Restaurants - 1.4%

Biglari Holdings, Inc., Class B†	327	44,940
BJ’s Restaurants, Inc.†	8,770	281,254
Bloomin’ Brands, Inc.	34,483	848,627
Brinker International, Inc.†	17,684	752,277
Cannae Holdings, Inc.†	32,988	885,728
Carrols Restaurant Group, Inc.	13,010	34,346
Cheesecake Factory, Inc.†	17,936	767,482
Chuy’s Holdings, Inc.†	7,747	252,552
Cracker Barrel Old Country Store, Inc.	9,233	1,239,715
Dave & Buster’s Entertainment, Inc.†	16,823	729,109
Del Taco Restaurants, Inc.	11,623	145,055
Denny’s Corp.†	24,099	381,246
Dine Brands Global, Inc.	6,344	531,881
El Pollo Loco Holdings, Inc.†	7,414	98,384
Fiesta Restaurant Group, Inc.†	6,872	69,201
First Watch Restaurant Group, Inc.†#	4,273	62,001
Jack in the Box, Inc.	8,494	732,777
Kura Sushi USA, Inc., Class A†	1,560	82,212
Noodles & Co.†	15,829	108,270
ONE Group Hospitality, Inc.†	8,072	94,765
Papa John’s International, Inc.	12,877	1,375,521
Portillo’s, Inc., Class A†	9,157	229,474
Red Robin Gourmet Burgers, Inc.†	6,063	106,406
Ruth’s Hospitality Group, Inc.	12,841	318,585
Shake Shack, Inc., Class A†	14,569	1,088,596
Texas Roadhouse, Inc.	27,250	2,586,298
Wingstop, Inc.	11,619	1,688,822

		15,535,524

Retail-Sporting Goods - 0.2%

Academy Sports & Outdoors, Inc.†	30,246	979,063
Big 5 Sporting Goods Corp.#	8,102	134,169
Hibbett, Inc.	5,777	260,427
Sportsman’s Warehouse Holdings, Inc.†	16,943	193,320
Zumiez, Inc.†	8,305	369,489

		1,936,468

Retail-Vision Service Center - 0.1%

National Vision Holdings, Inc.†	31,774	1,165,153

Retail-Vitamins & Nutrition Supplements - 0.0%

Franchise Group, Inc.	11,029	464,872

Retirement/Aged Care - 0.0%

Brookdale Senior Living, Inc.†	72,034	495,594

Rubber-Tires - 0.2%

Goodyear Tire & Rubber Co.†	107,589	1,666,554

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.	14,056	233,611

Satellite Telecom - 0.3%

EchoStar Corp., Class A†	14,528	353,612
Globalstar, Inc.†#	236,299	278,833
Gogo, Inc.†#	23,006	327,605

Iridium Communications, Inc.†	45,982	1,820,427
KVH Industries, Inc.†	5,900	50,858
Telesat Corp.†#	4,998	103,609

		2,934,944

Savings & Loans/Thrifts - 1.1%

Axos Financial, Inc.†	22,209	1,215,721
Banc of California, Inc.	21,334	419,213
Berkshire Hills Bancorp, Inc.	19,038	592,082
Brookline Bancorp, Inc.	29,888	512,280
Capitol Federal Financial, Inc.	50,584	552,377
Flushing Financial Corp.	11,480	269,665
FS Bancorp, Inc.	2,780	89,016
Hingham Institution for Savings	564	202,950
Home Bancorp, Inc.	2,912	114,179
HomeTrust Bancshares, Inc.	5,822	175,126
Investors Bancorp, Inc.	89,055	1,490,781
Northfield Bancorp, Inc.	17,131	268,957
Northwest Bancshares, Inc.	47,645	670,842
OceanFirst Financial Corp.	22,671	507,377
Pacific Premier Bancorp, Inc.	36,495	1,412,721
Provident Financial Services, Inc.	29,546	701,126
Southern Missouri Bancorp, Inc.	2,972	159,240
Washington Federal, Inc.	25,278	899,391
Waterstone Financial, Inc.	8,323	162,631
WSFS Financial Corp.	25,229	1,282,390

		11,698,065

Schools - 0.4%

2U, Inc.†#	28,285	296,992
Adtalem Global Education, Inc.†	19,272	400,472
American Public Education, Inc.†	7,241	144,530
Coursera, Inc.†	28,424	577,860
Graham Holdings Co., Class B	1,490	895,684
Laureate Education, Inc., Class A	38,649	418,955
Perdoceo Education Corp.†	27,390	286,773
Strategic Education, Inc.	9,490	560,100
Stride, Inc.†	16,144	542,116

		4,123,482

Security Services - 0.1%

Brink’s Co.	18,714	1,311,103

Semiconductor Components-Integrated Circuits - 0.4%

MaxLinear, Inc.†	27,621	1,694,548
Power Integrations, Inc.	23,503	2,115,270

		3,809,818

Semiconductor Equipment - 0.8%

Axcelis Technologies, Inc.†	12,964	897,368
CMC Materials, Inc.	11,049	2,048,816
Cohu, Inc.†	18,655	581,663
FormFactor, Inc.†	30,270	1,225,632
Kulicke & Soffa Industries, Inc.	23,834	1,245,088
Onto Innovation, Inc.†	18,955	1,634,110
SkyWater Technology, Inc.†#	3,143	36,302
Ultra Clean Holdings, Inc.†	17,279	791,551
Veeco Instruments, Inc.†	19,382	553,744

		9,014,274

Silver Mining - 0.0%

Gatos Silver, Inc.†	18,058	60,855
Pan American Silver Corp. CVR†	171,891	131,497

		192,352

Software Tools - 0.2%

Arteris, Inc.†	1,964	29,323
Digital Turbine, Inc.†	35,344	1,713,477

		1,742,800

Steel Pipe & Tube - 0.1%

Northwest Pipe Co.†	3,767	107,360
Omega Flex, Inc.	1,207	175,317
TimkenSteel Corp.†	17,877	322,322

		604,999

Steel-Producers - 0.3%

Carpenter Technology Corp.	18,545	711,943
Commercial Metals Co.	46,750	1,802,212
Schnitzer Steel Industries, Inc., Class A	10,090	490,879

		3,005,034

Steel-Specialty - 0.1%

Allegheny Technologies, Inc.†	49,583	1,276,266

Superconductor Product & Systems - 0.0%

American Superconductor Corp.†	10,748	91,251

SupraNational Banks - 0.0%

Banco Latinoamericano de Comercio Exterior SA, Class E	12,066	186,420

Telecom Equipment-Fiber Optics - 0.0%

Clearfield, Inc.†	4,435	284,328

Telecom Services - 0.2%

ATN International, Inc.	4,327	144,219
Aviat Networks, Inc.†	4,253	120,360
Consolidated Communications Holdings, Inc.†	28,379	202,058
Ooma, Inc.†	8,568	143,257
Vonage Holdings Corp.†	94,086	1,911,828

		2,521,722

Telecommunication Equipment - 0.3%

ADTRAN, Inc.	18,770	386,474
Cambium Networks Corp.†	4,190	116,524
DZS, Inc.†	6,630	96,069
Harmonic, Inc.†	35,270	328,363
Plantronics, Inc.†	16,428	462,777
Preformed Line Products Co.	1,149	64,057
Viavi Solutions, Inc.†	93,217	1,528,759

		2,983,023

Telephone-Integrated - 0.1%

Shenandoah Telecommunications Co.	18,812	420,448
Telephone & Data Systems, Inc.	39,336	682,480

		1,102,928

Television - 0.2%

AMC Networks, Inc., Class A†	11,324	469,380
Gray Television, Inc.	33,264	779,375
Sinclair Broadcast Group, Inc., Class A	17,878	536,340

		1,785,095

Theaters - 0.4%

AMC Entertainment Holdings, Inc., Class A†#	200,921	3,789,370
Cinemark Holdings, Inc.†#	42,067	737,855

		4,527,225

Therapeutics - 0.2%

Agios Pharmaceuticals, Inc.†	21,148	658,337
Akebia Therapeutics, Inc.†	67,880	146,621
Anika Therapeutics, Inc.†	5,617	182,553
CorMedix, Inc.†#	14,748	71,970
G1 Therapeutics, Inc.†	15,420	163,606
MannKind Corp.†#	96,099	251,779
Ocugen, Inc.†#	71,868	252,975
Outlook Therapeutics, Inc.†#	34,661	56,498

		1,784,339

Tobacco - 0.1%

22nd Century Group, Inc.†#	62,666	146,639
Greenlane Holdings, Inc., Class A†	6,434	3,473
Turning Point Brands, Inc.	5,669	190,025
Universal Corp.	9,410	509,175
Vector Group, Ltd.	55,911	626,762

		1,476,074

Toys - 0.0%

Funko, Inc., Class A†	10,459	182,614

Traffic Management Sys - 0.0%

Arlo Technologies, Inc.†	32,868	305,015

Transport-Air Freight - 0.2%

Air Transport Services Group, Inc.†	22,972	723,848
Atlas Air Worldwide Holdings, Inc.†	11,205	878,024

		1,601,872

Transport-Equipment & Leasing - 0.2%

GATX Corp.	13,747	1,465,843
Greenbrier Cos., Inc.	12,410	551,376
Willis Lease Finance Corp.†	1,128	39,435

		2,056,654

Transport-Marine - 0.3%

Costamare, Inc.	20,546	277,371
DHT Holdings, Inc.	55,179	347,076
Dorian LPG, Ltd.	12,117	166,972
Eagle Bulk Shipping, Inc.	3,478	183,395
Frontline, Ltd.†#	46,493	437,499
Genco Shipping & Trading, Ltd.	12,504	241,077
International Seaways, Inc.	17,897	327,336
Nordic American Tankers, Ltd.#	65,441	158,367
Safe Bulkers, Inc.†	24,663	103,091
Scorpio Tankers, Inc.	18,984	330,132
SFL Corp., Ltd.	48,268	480,267
Teekay Corp.†	27,031	91,095
Teekay Tankers, Ltd., Class A†	9,282	132,640

		3,276,318

Transport-Services - 0.4%

CryoPort, Inc.†#	15,786	541,933
Forward Air Corp.	10,443	1,077,509
Hub Group, Inc., Class A†	12,886	1,087,579
Matson, Inc.	16,186	1,792,923
Radiant Logistics, Inc.†	15,278	105,418
Universal Logistics Holdings, Inc.	2,980	57,007

		4,662,369

Transport-Truck - 0.6%

ArcBest Corp.	9,853	913,176
Covenant Logistics Group, Inc.	4,712	106,067
Daseke, Inc.†	15,631	196,169
Heartland Express, Inc.	18,338	263,334
Marten Transport, Ltd.	23,163	399,562
P.A.M. Transportation Services, Inc.†	1,380	93,108
Saia, Inc.†	10,329	2,966,799
US Xpress Enterprises, Inc., Class A†	10,471	47,538
Werner Enterprises, Inc.	24,021	1,043,953
Yellow Corp.†	19,596	176,560

		6,206,266

Travel Services - 0.0%

Liberty TripAdvisor Holdings, Inc., Class A†	28,358	60,119

Veterinary Diagnostics - 0.1%

Heska Corp.†	3,807	540,594

Vitamins & Nutrition Products - 0.0%

Nature’s Sunshine Products, Inc.	4,617	80,936
USANA Health Sciences, Inc.†	4,667	410,743

		491,679

Water - 0.4%

American States Water Co.	14,359	1,208,453
Artesian Resources Corp., Class A	3,169	147,295
California Water Service Group	20,466	1,165,129
Global Water Resources, Inc.	4,923	75,076
Middlesex Water Co.	6,726	672,533
SJW Group	10,772	702,550
York Water Co.	5,070	227,491

		4,198,527

Water Treatment Systems - 0.2%

Energy Recovery, Inc.†	16,185	307,515
Evoqua Water Technologies Corp.†	45,049	1,921,791
Pure Cycle Corp.†	7,492	88,780

		2,318,086

Web Hosting/Design - 0.1%

Q2 Holdings, Inc.†	21,283	1,384,459

Wire & Cable Products - 0.2%

Belden, Inc.	17,222	970,460
Encore Wire Corp.	7,689	895,153
Insteel Industries, Inc.	7,256	269,270

		2,134,883

Wireless Equipment - 0.2%

Anterix, Inc.†	4,526	241,145
CalAmp Corp.†	13,822	97,583
Casa Systems, Inc.†	12,369	51,455
InterDigital, Inc.	12,042	775,746
Maxar Technologies, Inc.	28,228	915,717
Ribbon Communications, Inc.†	27,374	83,217

		2,164,863

X-Ray Equipment - 0.1%

Varex Imaging Corp.†	14,921	352,733
ViewRay, Inc.†	53,870	224,099

		576,832

Total Common Stocks
(cost $819,181,722)		1,049,891,409

WARRANTS† - 0.0%
Oil Companies-Exploration & Production - 0.0%

Whiting Petroleum Corp., Series A Expires 09/01/2024	2,303	42,260
Whiting Petroleum Corp., Series B Expires 09/01/2025	1,151	17,599

		59,859

Oil & Gas Drilling - 0.0%

Nabors Industries, Ltd. Expires 06/11/2026#	1,334	18,676

Total Warrants
(cost $0)		78,535

U.S. CORPORATE BONDS & NOTES - 0.0%
Investment Management/Advisor Services - 0.0%

GAMCO Investors, Inc. Sub. Notes 4.00% due 06/15/2023#
(cost $5,000)	$5,000	4,902

Total Long-Term Investment Securities
(cost $819,186,722)		1,049,974,846

SHORT-TERM INVESTMENT SECURITIES - 3.5%
Registered Investment Companies - 2.8%

State Street Navigator Securities Lending Government Money Market Portfolio 0.06%(2)(3)	30,799,325	30,799,325

U.S. Government Treasuries - 0.7%

United States Treasury Bills 0.04% due 05/19/2022(4) 0.07% due 06/16/2022(4) 0.07% due 07/14/2022(4) 0.08% due 08/11/2022(4)	3,000,000 600,000 950,000 2,500,000	2,998,014 599,282 948,102 2,492,894

		7,038,292

Total Short-Term Investment Securities
(cost $37,847,843)		37,837,617

REPURCHASE AGREEMENTS - 3.2%

Agreement with Fixed Income Clearing
Corp., bearing interest at 0.00% dated
02/28/2022, to be repurchased
03/01/2022 in the amount of
$35,250,000 and collateralized by
$28,430,600 of United States Treasury Inflation Index
Notes, bearing interest at 0.63% due
01/15/2026 and having an approximate
value of $35,955,113

(cost $35,250,000)	35,250,000	35,250,000

TOTAL INVESTMENTS
(cost $892,284,565)	102.7%	1,123,062,463
Liabilities in excess of other assets	(2.7)	(30,018,759)

NET ASSETS	100.0%	$1,093,043,704

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of February 28, 2022.
(3)

At February 28, 2022, the Fund had loaned securities with a total value of $52,645,506. This was secured by collateral of $30,799,325, which was received in cash and subsequently invested in short-term investments currently valued at $30,799,325 as reported in the Portfolio of Investments. Additional collateral of $23,290,378 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2022
Federal Home Loan Mtg. Corp.	1.25% to 2.00%	04/25/2050 to 10/25/2050	$11,149
Federal National Mtg. Assoc.	2.00% to 3.50%	06/01/2049 to 09/01/2050	42,674
Government National Mtg. Assoc.	1.00% to 2.70%	06/20/2038 to 05/16/2053	39,271
United States Treasury Bills	0.00%	03/03/2022 to 07/28/2022	1,317,141
United States Treasury Notes/Bonds	0.13% to 6.88%	03/31/2022 to 11/15/2051	21,880,143

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CVR	- Contingent Value Rights

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

427	Long	E-mini Russell 2000 Index	March 2022	$ 42,217,040	$ 43,650,075	$ 1,433,035

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Medical-Biomedical/Gene	$66,254,573	$—	$33,966	$66,288,539
Medical-Drugs	19,486,500	—	16,051	19,502,551
Oil Companies-Exploration & Production	35,119,594	—	0	35,119,594
Other Industries	928,980,725	—	—	928,980,725
Warrants	78,535	—	—	78,535
U.S. Corporate Bonds & Notes	—	4,902	—	4,902
Short-Term Investment Securities:
Registered Investment Companies	30,799,325	—	—	30,799,325
U.S Government Treasuries	—	7,038,292	—	7,038,292
Repurchase Agreements	—	35,250,000	—	35,250,000

Total Investments at Value	$1,080,719,252	$42,293,194	$50,017	$1,123,062,463

Other Financial Instruments:†
Futures Contracts	$1,433,035	$—	$—	$1,433,035

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 97.0%
Apparel Manufacturers - 0.3%

Delta Apparel, Inc.†	25,888	$767,579

Applications Software - 0.6%

Concentrix Corp.	8,234	1,645,894

Auto/Truck Parts & Equipment-Original - 1.3%

Holley, Inc.†#	246,921	3,202,565

Auto/Truck Parts & Equipment-Replacement - 1.1%

Douglas Dynamics, Inc.	76,714	2,818,472

Banks-Commercial - 6.9%

Associated Banc-Corp	75,922	1,851,738
CVB Financial Corp.	79,161	1,866,616
First Hawaiian, Inc.	45,421	1,320,388
Hancock Whitney Corp.	41,915	2,333,827
Renasant Corp.	48,296	1,763,287
South State Corp.	27,994	2,519,460
UMB Financial Corp.	58,258	5,934,160

		17,589,476

Beverages-Non-alcoholic - 0.8%

Primo Water Corp.	132,183	1,921,941

Building & Construction Products-Misc. - 0.8%

Simpson Manufacturing Co., Inc.	18,029	2,136,617

Building Products-Air & Heating - 0.2%

SPX Corp.†	7,962	403,673

Building Products-Cement - 2.7%
Eagle Materials, Inc.	49,579	6,783,895

Building Products-Doors & Windows - 1.0%

Griffon Corp.	78,218	1,802,925
JELD-WEN Holding, Inc.†	31,228	720,742

		2,523,667

Building Products-Wood - 0.6%

UFP Industries, Inc.	17,054	1,462,380

Chemicals-Diversified - 2.8%

Innospec, Inc.	75,630	7,222,665

Chemicals-Specialty - 2.4%

Ecovyst, Inc.	140,499	1,535,654
Element Solutions, Inc.	30,352	746,052
Minerals Technologies, Inc.	8,725	610,663
NewMarket Corp.	10,161	3,228,759

		6,121,128

Commercial Services - 1.3%

API Group Corp.†	157,801	3,403,768

Commercial Services-Finance - 1.2%

CBIZ, Inc.†	79,710	3,101,516

Computer Services - 1.8%

Kyndryl Holdings, Inc.†	50,358	798,678
MAXIMUS, Inc.	23,551	1,857,232
Parsons Corp.†	53,609	1,858,088

		4,513,998

Computers-Memory Devices - 0.0%

GlassBridge Enterprises, Inc.†	292	1,679

Consumer Products-Misc. - 7.2%

Central Garden & Pet Co.†	36,118	1,709,826
Central Garden & Pet Co., Class A†	42,203	1,858,620
Helen of Troy, Ltd.†	23,485	4,830,160
Quanex Building Products Corp.	116,158	2,655,372
Spectrum Brands Holdings, Inc.	77,396	7,180,801

		18,234,779

Containers-Metal/Glass - 1.7%

Silgan Holdings, Inc.	104,561	4,379,015

Containers-Paper/Plastic - 1.3%

Matthews International Corp., Class A	12,892	427,757
TriMas Corp.	89,493	2,909,417

		3,337,174

Cosmetics & Toiletries - 0.3%

Edgewell Personal Care Co.	17,782	634,462

Dental Supplies & Equipment - 0.7%

Patterson Cos., Inc.	56,760	1,697,124

Distribution/Wholesale - 2.6%

Avient Corp.	125,655	6,583,065

Diversified Operations/Commercial Services - 0.7%

Viad Corp.†	50,898	1,778,376

Electric-Integrated - 1.3%

ALLETE, Inc.	17,168	1,080,554
Hawaiian Electric Industries, Inc.	56,091	2,298,609

		3,379,163

Electronic Components-Misc. - 1.4%

Atkore, Inc.†	36,001	3,661,662

Energy-Alternate Sources - 0.2%

Alto Ingredients, Inc.†	77,617	452,507

Enterprise Software/Service - 0.2%

E2open Parent Holdings, Inc.†	53,925	484,247

Finance-Leasing Companies - 0.6%

Air Lease Corp.	35,247	1,471,915

Finance-Other Services - 0.0%

Stronghold Digital Mining, Inc., Class A†	5,093	64,223

Food-Baking - 0.5%

Hostess Brands, Inc.†	56,157	1,209,622

Food-Catering - 0.5%

Healthcare Services Group, Inc.	81,673	1,292,067

Food-Confectionery - 0.8%

Tootsie Roll Industries, Inc.	30,629	1,033,729
Utz Brands, Inc.#	70,827	1,080,111

		2,113,840

Food-Misc./Diversified - 4.2%

J&J Snack Foods Corp.	43,772	7,166,352
Nomad Foods, Ltd.†	143,963	3,624,988

		10,791,340

Footwear & Related Apparel - 0.5%

Steven Madden, Ltd.	27,067	1,154,678

Housewares - 0.8%

Tupperware Brands Corp.†	113,388	2,067,063

Human Resources - 1.1%

Korn Ferry	43,982	2,914,247

Insurance-Life/Health - 1.1%

CNO Financial Group, Inc.	24,684	596,612
Jackson Financial, Inc., Class A#	37,897	1,549,609

National Western Life Group, Inc., Class A	3,132	668,212

		2,814,433

Insurance-Property/Casualty - 4.8%

Doma Holdings, Inc.†	36,452	96,962
Enstar Group, Ltd.†	12,535	3,572,851
Hanover Insurance Group, Inc.	26,032	3,631,724
ProAssurance Corp.	55,571	1,339,261
Stewart Information Services Corp.	52,047	3,532,951

		12,173,749

Investment Companies - 1.0%

Apollo Investment Corp.#	82,596	1,110,090
New Mountain Finance Corp.	106,244	1,434,294

		2,544,384

Investment Management/Advisor Services - 0.2%

Westwood Holdings Group, Inc.	27,461	454,480

Leisure Games - 0.1%

Bowlero Corp.†	19,560	195,796

Machinery-Electrical - 2.8%

Babcock & Wilcox Enterprises, Inc.†	132,742	930,521
Franklin Electric Co., Inc.	73,951	6,253,297

		7,183,818

Machinery-Farming - 0.7%

Alamo Group, Inc.	12,462	1,733,589

Machinery-General Industrial - 1.0%

Kadant, Inc.	12,974	2,560,419

Machinery-Material Handling - 0.7%

Columbus McKinnon Corp.	40,710	1,858,004

Machinery-Pumps - 1.8%

CSW Industrials, Inc.	36,552	4,398,302
NN, Inc.†	44,233	114,564

		4,512,866

Medical Instruments - 0.5%

Natus Medical, Inc.†	48,457	1,348,074

Medical-Drugs - 0.8%

Prestige Consumer Healthcare, Inc.†	33,513	1,995,029

Medical-Generic Drugs - 0.5%

Perrigo Co. PLC	38,295	1,360,238

Medical-Outpatient/Home Medical - 0.0%

Amedisys, Inc.†	354	56,725

Medical-Wholesale Drug Distribution - 1.8%

Owens & Minor, Inc.	83,594	3,690,675
Premier, Inc., Class A	26,190	941,269

		4,631,944

Metal Processors & Fabrication - 4.5%

Hillman Solutions Corp.†	231,860	2,174,847
Janus International Group, Inc.†	105,800	1,018,854
Mayville Engineering Co., Inc.†	37,474	387,481
Mueller Industries, Inc.	135,785	7,746,534

		11,327,716

Miscellaneous Manufacturing - 0.3%

Hillenbrand, Inc.	15,161	723,331

Networking Products - 0.3%

NETGEAR, Inc.†	25,338	674,244

Office Supplies & Forms - 0.5%

ACCO Brands Corp.	157,975	1,358,585

Oil & Gas Drilling - 1.1%

Patterson-UTI Energy, Inc.	185,693	2,679,550

Oil Companies-Exploration & Production - 4.9%

Berry Corp.	88,712	887,120
Denbury, Inc.†	17,120	1,243,939
EQT Corp.	39,764	920,139
Magnolia Oil & Gas Corp., Class A	163,603	3,656,527
Northern Oil and Gas, Inc.	30,945	776,101
Southwestern Energy Co.†	448,055	2,235,794
Whiting Petroleum Corp.	36,614	2,703,944

		12,423,564

Oil Field Machinery & Equipment - 0.1%

Forum Energy Technologies, Inc.†	11,287	216,259

Oil-Field Services - 0.6%

Liberty Oilfield Services, Inc., Class A†	61,607	768,855
TechnipFMC PLC†	95,877	656,758

		1,425,613

Paper & Related Products - 1.7%

Neenah, Inc.	65,332	2,544,681
Schweitzer-Mauduit International, Inc.	57,775	1,803,736

		4,348,417

Printing-Commercial - 0.4%

Ennis, Inc.	57,197	1,074,160

Publishing-Newspapers - 0.1%

DallasNews Corp.	19,070	123,383

Quarrying - 0.5%

Compass Minerals International, Inc.	23,802	1,395,273

Real Estate Investment Trusts - 2.5%

Apollo Commercial Real Estate Finance, Inc.	93,791	1,223,972
New York Mtg. Trust, Inc.	368,779	1,294,414
Two Harbors Investment Corp.	484,497	2,451,555
Washington Real Estate Investment Trust	62,821	1,467,499

		6,437,440

Recycling - 0.3%

Harsco Corp.†	73,743	878,279

Rental Auto/Equipment - 0.6%

Custom Truck One Source, Inc.†#	203,446	1,599,086

Retail-Restaurants - 3.8%

Denny’s Corp.†	196,216	3,104,137
Dine Brands Global, Inc.	43,555	3,651,651
Jack in the Box, Inc.	35,118	3,029,630

		9,785,418

Retail-Vitamins & Nutrition Supplements - 0.6%

Franchise Group, Inc.	36,911	1,555,799

Rubber/Plastic Products - 0.5%

Myers Industries, Inc.	70,479	1,171,361

Specified Purpose Acquisitions - 0.9%

Mason Industrial Technology, Inc.†(1)	35,605	349,997
Pershing Square Tontine Holdings, Ltd., Class A†	91,360	1,809,842

		2,159,839

Transactional Software - 0.1%

Synchronoss Technologies, Inc.†	185,801	299,140

Transport-Marine - 0.2%

Nordic American Tankers, Ltd.#	161,076	389,804

Transport-Truck - 0.7%

Werner Enterprises, Inc.	42,424	1,843,747

Wire & Cable Products - 1.0%

Belden, Inc.	46,128	2,599,313

X-Ray Equipment - 0.6%

Varex Imaging Corp.†	68,774	1,625,817

Total Long-Term Investment Securities
(cost $201,818,831)		246,860,168

SHORT-TERM INVESTMENT SECURITIES - 3.8%
Registered Investment Companies - 3.8%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(3)	7,640,604	7,640,604
State Street Navigator Securities Lending Government Money Market Portfolio 0.06%(2)(3)	1,923,244	1,923,244

Total Short-Term Investment Securities
(cost $9,563,848)		9,563,848

TOTAL INVESTMENTS
(cost $211,382,679)	100.8%	256,424,016
Liabilities in excess of other assets	(0.8)	(1,928,436)

NET ASSETS	100.0%	$254,495,580

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Consists of more than one type of securities traded together as a unit.
(2)

At February 28, 2022, the Fund had loaned securities with a total value of $5,970,684. This was secured by collateral of $1,923,244, which was received in cash and subsequently invested in short-term investments currently valued at $1,923,244 as reported in the Portfolio of Investments. Additional collateral of $4,416,869 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2022
United States Treasury Bills	0.00%	03/17/2022 to 06/16/2022	$489,865
United States Treasury Notes/Bonds	0.13% to 3.38%	03/31/2022 to 05/15/2051	3,927,004

(3)	The rate shown is the 7-day yield as of February 28, 2022.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$246,860,168	$—	$—	$246,860,168
Short-Term Investment Securities	9,563,848	—	—	9,563,848

Total Investments at Value	$256,424,016	$—	$—	$256,424,016

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.3%
Advanced Materials - 0.1%

Materion Corp.	3,500	$292,425

Aerospace/Defense-Equipment - 0.2%

AAR Corp.†	6,600	296,604
Barnes Group, Inc.	4,900	227,605
Moog, Inc., Class A	5,100	423,861

		948,070

Agricultural Operations - 0.3%

Andersons, Inc.	22,700	1,035,120
Bunge, Ltd.	2,100	219,555
Fresh Del Monte Produce, Inc.	6,100	157,868

		1,412,543

Airlines - 0.3%

Hawaiian Holdings, Inc.†	20,600	395,108
SkyWest, Inc.†	36,600	1,028,826

		1,423,934

Apparel Manufacturers - 0.2%

Deckers Outdoor Corp.†	2,300	663,872
Kontoor Brands, Inc.	6,200	307,148

		971,020

Applications Software - 0.0%

BM Technologies, Inc.†#	8,494	81,033
IBEX Holdings, Ltd.†	5,500	86,735

		167,768

Audio/Video Products - 0.0%

Universal Electronics, Inc.†	6,500	215,995

Auto-Truck Trailers - 0.2%

Wabash National Corp.	49,000	834,960

Auto/Truck Parts & Equipment-Original - 0.5%

Adient PLC†	19,100	854,725
American Axle & Manufacturing Holdings, Inc.†	16,100	149,086
Dana, Inc.	19,200	357,504
Meritor, Inc.†	28,800	1,025,568

		2,386,883

Auto/Truck Parts & Equipment-Replacement - 0.0%

Douglas Dynamics, Inc.	3,500	128,590

Banks-Commercial - 14.7%

1st Source Corp.	10,420	503,182
Amalgamated Financial Corp.	16,145	277,210
American National Bankshares, Inc.	2,000	77,200
Ameris Bancorp	15,800	782,100
Associated Banc-Corp	64,700	1,578,033
Atlantic Capital Bancshares, Inc.†	6,500	210,210
Atlantic Union Bankshares Corp.	700	28,441
Bank of N.T. Butterfield & Son, Ltd.	12,200	468,480
Banner Corp.	6,900	425,109
Bar Harbor Bankshares	13,000	373,750
Bridgewater Bancshares, Inc.†	15,900	267,597
Business First Bancshares, Inc.	23,600	618,084
Byline Bancorp, Inc.	31,398	856,223
Cadence Bank	33,650	1,064,013
Capital Bancorp, Inc.	3,200	79,392
Capstar Financial Holdings, Inc.	10,700	228,980
Cathay General Bancorp	42,290	1,988,899
Central Pacific Financial Corp.	41,800	1,220,142
City Holding Co.	5,500	438,185
Columbia Banking System, Inc.	19,200	703,296
Community Bank System, Inc.	7,680	560,179
Community Trust Bancorp, Inc.	18,718	791,397
ConnectOne Bancorp, Inc.	48,300	1,593,900
CrossFirst Bankshares, Inc.†	2,800	44,044
Customers Bancorp, Inc.†	27,100	1,668,005
CVB Financial Corp.	26,700	629,586
Dime Community Bancshares, Inc.	12,272	417,125
Eastern Bankshares, Inc.	43,500	950,910
Enterprise Financial Services Corp.	22,459	1,110,373
Equity Bancshares, Inc., Class A	6,100	191,845
Farmers National Banc Corp.	9,400	161,962
FB Financial Corp.	6,126	272,239
Financial Institutions, Inc.	17,400	555,756
First Bancorp	6,100	273,768
First BanCorp/Puerto Rico	79,700	1,125,364
First Bancshares, Inc.	3,700	130,647
First Citizens BancShares, Inc., Class A	2,030	1,600,553
First Commonwealth Financial Corp.	94,000	1,518,100
First Community Bankshares, Inc.	5,100	149,583
First Financial Corp.	3,700	172,087
First Hawaiian, Inc.	5,000	145,350
First Horizon Corp.	51,308	1,204,712
First Internet Bancorp	4,900	239,512
First Interstate BancSystem, Inc., Class A	19,487	791,172
First Merchants Corp.	18,700	817,938
Flagstar Bancorp, Inc.	28,300	1,289,914
Fulton Financial Corp.	31,800	573,036
Glacier Bancorp, Inc.	12,100	670,340
Great Southern Bancorp, Inc.	11,100	681,762
Hancock Whitney Corp.	48,121	2,679,377
Hanmi Financial Corp.	26,900	702,628
HBT Financial, Inc.	9,400	179,916
Heartland Financial USA, Inc.	1,800	89,316
Heritage Commerce Corp.	20,300	241,367
Hilltop Holdings, Inc.	53,600	1,657,312
Home BancShares, Inc.	61,300	1,435,033
HomeStreet, Inc.	17,500	900,550
Hope Bancorp, Inc.	122,127	2,071,274
Horizon Bancorp, Inc.	14,700	295,176
Independent Bank Corp.	11,200	266,560
Independent Bank Corp.	7,200	619,272
Kearny Financial Corp.	48,500	640,685
Lakeland Bancorp, Inc.	4,700	84,788
Luther Burbank Corp.	25,600	331,264
Mercantile Bank Corp.	1,600	58,992
Merchants Bancorp	4,950	143,303
Meta Financial Group, Inc.	17,100	947,169
Metropolitan Bank Holding Corp.†	1,000	102,250
Midland States Bancorp, Inc.	2,700	79,272
MVB Financial Corp.	1,200	46,224
Nicolet Bankshares, Inc.†	1,600	152,416
Northrim BanCorp, Inc.	2,100	94,059
OFG Bancorp	12,500	352,250
Old National Bancorp	267,861	4,896,499
Old Second Bancorp, Inc.	8,900	126,647
Origin Bancorp, Inc.	5,100	235,518
Orrstown Financial Services, Inc.	4,700	114,774
PacWest Bancorp	4,035	199,410
Peapack-Gladstone Financial Corp.	12,238	461,617

Peoples Bancorp, Inc.	7,190	224,903
Pinnacle Financial Partners, Inc.	4,200	424,536
Preferred Bank	1,500	117,720
Premier Financial Corp.	10,520	322,648
Provident Bancorp, Inc.	15,100	247,036
QCR Holdings, Inc.	7,800	435,708
RBB Bancorp	6,200	149,544
Renasant Corp.	1,200	43,812
Republic Bancorp, Inc., Class A	4,400	201,872
Sandy Spring Bancorp, Inc.	13,300	626,297
Sierra Bancorp	3,200	85,888
Simmons First National Corp., Class A	14,400	410,688
SmartFinancial, Inc.	9,000	234,810
Tompkins Financial Corp.	1,848	146,177
TriCo Bancshares	3,900	169,260
TriState Capital Holdings, Inc.†	4,600	152,720
Trustmark Corp.	33,200	1,045,468
UMB Financial Corp.	16,560	1,686,802
United Community Banks, Inc.	54,400	2,103,104
Valley National Bancorp	81,120	1,133,246
Veritex Holdings, Inc.	30,222	1,227,920
Washington Trust Bancorp, Inc.	1,080	58,612
Webster Financial Corp.	9,500	571,995
WesBanco, Inc.	7,000	255,780
Westamerica BanCorp	13,924	825,972
Wintrust Financial Corp.	6,100	606,096

		66,233,217

Banks-Mortgage - 0.2%

Walker & Dunlop, Inc.	6,300	871,605

Banks-Super Regional - 0.1%

Independent Bank Group, Inc.	6,400	493,760

Broadcast Services/Program - 0.0%

Hemisphere Media Group, Inc.†	7,200	38,520

Building & Construction Products-Misc. - 0.3%

Builders FirstSource, Inc.†	11,350	844,667
Louisiana-Pacific Corp.	5,900	424,505

		1,269,172

Building & Construction-Misc. - 1.0%

Comfort Systems USA, Inc.	7,400	636,252
EMCOR Group, Inc.	27,998	3,234,889
MYR Group, Inc.†	8,200	735,950

		4,607,091

Building Products-Doors & Windows - 0.1%

Cornerstone Building Brands, Inc.†	16,100	355,488

Building Products-Wood - 0.4%

Boise Cascade Co.	17,200	1,374,968
UFP Industries, Inc.	7,400	634,550

		2,009,518

Building-Heavy Construction - 1.0%

Arcosa, Inc.	8,900	468,763
Granite Construction, Inc.	35,200	1,065,504
Great Lakes Dredge & Dock Corp.†	23,300	328,763
MasTec, Inc.†	15,050	1,185,338
Primoris Services Corp.	33,600	886,032
Sterling Construction Co., Inc.†	16,800	496,104
Tutor Perini Corp.†	16,500	161,700

		4,592,204

Building-Maintenance & Services - 0.7%

ABM Industries, Inc.	73,500	3,295,005

Building-Residential/Commercial - 1.4%

KB Home	8,900	343,629
Meritage Homes Corp.†	12,000	1,182,960
Taylor Morrison Home Corp.†	43,400	1,280,300
Tri Pointe Homes, Inc.†	154,700	3,460,639

		6,267,528

Cable/Satellite TV - 0.2%

Liberty Latin America, Ltd., Class A†	47,200	474,360
Liberty Latin America, Ltd., Class C†	55,950	564,535

		1,038,895

Chemicals-Diversified - 0.4%

AdvanSix, Inc.	21,100	845,266
Koppers Holdings, Inc.†	14,200	406,546
Orion Engineered Carbons SA	12,700	197,358
Stepan Co.	2,300	238,326
Trinseo PLC	2,395	124,444

		1,811,940

Chemicals-Specialty - 1.0%

Ecovyst, Inc.	16,300	178,159
H.B. Fuller Co.	18,300	1,251,171
Minerals Technologies, Inc.	19,260	1,348,007
Tronox Holdings PLC, Class A	74,500	1,512,350

		4,289,687

Circuit Boards - 0.3%

TTM Technologies, Inc.†	106,300	1,336,191

Coal - 0.6%

Arch Resources, Inc.#	11,200	1,336,944
SunCoke Energy, Inc.	70,300	557,479
Warrior Met Coal, Inc.	18,500	582,750

		2,477,173

Commercial Services - 0.7%

API Group Corp.†	21,600	465,912
John Wiley & Sons, Inc., Class A	36,000	1,811,160
LiveRamp Holdings, Inc.†	15,900	686,244
SP Plus Corp.†	4,600	137,310
WW International, Inc.†	4,300	43,817

		3,144,443

Commercial Services-Finance - 0.2%

Marathon Digital Holdings, Inc.†#	31,412	796,294

Computer Data Security - 0.3%

Ping Identity Holding Corp.†	63,600	1,338,144
SecureWorks Corp., Class A†	7,111	109,296

		1,447,440

Computer Services - 0.6%

KBR, Inc.	43,600	2,164,304
Unisys Corp.†	17,500	373,975

		2,538,279

Computer Software - 0.1%

Xperi Holding Corp.	27,300	472,836

Computers-Integrated Systems - 0.5%

NetScout Systems, Inc.†	40,600	1,263,878
Super Micro Computer, Inc.†	24,300	954,747

		2,218,625

Consulting Services - 0.4%

CRA International, Inc.	2,900	257,607
Huron Consulting Group, Inc.†	10,600	522,898
Kelly Services, Inc., Class A	48,600	1,031,292

		1,811,797

Consumer Products-Misc. - 0.6%

Central Garden & Pet Co., Class A†	48,742	2,146,598
Quanex Building Products Corp.	20,200	461,772

		2,608,370

Containers-Metal/Glass - 0.2%

Greif, Inc., Class A	13,400	770,366

Containers-Paper/Plastic - 0.0%

TriMas Corp.	2,900	94,279

Cosmetics & Toiletries - 0.2%

Edgewell Personal Care Co.	29,800	1,063,264

Data Processing/Management - 0.4%

CSG Systems International, Inc.	30,900	1,907,148

Diagnostic Equipment - 0.1%

Pacific Biosciences of California, Inc.†	46,400	553,088

Disposable Medical Products - 0.1%

Utah Medical Products, Inc.	5,400	486,054

Distribution/Wholesale - 1.9%

Avient Corp.	35,200	1,844,128
G-III Apparel Group, Ltd.†	43,600	1,209,464
KAR Auction Services, Inc.†	2,700	49,842
ScanSource, Inc.†	40,900	1,291,622
Titan Machinery, Inc.†	18,300	518,439
Veritiv Corp.†	13,800	1,478,946
WESCO International, Inc.†	16,500	2,008,545

		8,400,986

Diversified Manufacturing Operations - 0.1%

EnPro Industries, Inc.	5,900	651,596

Drug Delivery Systems - 0.0%

Revance Therapeutics, Inc.†	8,300	112,631

E-Commerce/Services - 0.3%

Cars.com, Inc.†	79,600	1,287,928

E-Marketing/Info - 0.1%

QuinStreet, Inc.†	24,300	273,375

Electric-Distribution - 0.2%

Unitil Corp.	5,300	267,597
Via Renewables, Inc.#	52,000	579,800

		847,397

Electric-Generation - 0.0%

Brookfield Renewable Corp., Class A	2,500	93,425

Electric-Integrated - 1.2%

ALLETE, Inc.	4,500	283,230
Avista Corp.	11,580	516,815
Black Hills Corp.	9,100	636,909
IDACORP, Inc.	10,000	1,039,500
NorthWestern Corp.#	3,300	199,584
Otter Tail Corp.	3,100	191,766
Portland General Electric Co.	47,075	2,389,998

		5,257,802

Electronic Components-Misc. - 1.9%

Benchmark Electronics, Inc.	76,421	1,997,645
Knowles Corp.†	62,900	1,369,962
OSI Systems, Inc.†	15,900	1,282,653
Sanmina Corp.†	56,500	2,247,570
Vishay Intertechnology, Inc.	80,800	1,550,552

		8,448,382

Electronic Components-Semiconductors - 0.2%

Alpha & Omega Semiconductor, Ltd.†	5,900	317,243
Amkor Technology, Inc.	10,200	231,234
Photronics, Inc.†	23,300	429,186

		977,663

Energy-Alternate Sources - 0.4%

FutureFuel Corp.	28,200	207,552
Green Plains, Inc.†	38,000	1,244,120
Renewable Energy Group, Inc.†	2,400	147,600
REX American Resources Corp.†	3,500	330,610

		1,929,882

Engineering/R&D Services - 0.0%

Fluor Corp.†	4,100	88,806

Enterprise Software/Service - 1.0%

Donnelley Financial Solutions, Inc.†	32,900	1,056,090
eGain Corp.†	38,600	455,094
Evolent Health, Inc., Class A†	21,922	584,221
ManTech International Corp., Class A	14,600	1,217,202
Verint Systems, Inc.†	25,418	1,276,746

		4,589,353

Finance-Commercial - 0.2%

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	23,500	1,112,490

Finance-Consumer Loans - 0.4%

Encore Capital Group, Inc.†	10,900	719,291
Navient Corp.	38,000	669,180
Nelnet, Inc., Class A	6,600	531,630

		1,920,101

Finance-Investment Banker/Broker - 0.4%

Cowen, Inc., Class A	24,755	733,986
Houlihan Lokey, Inc.	1,300	133,718
Piper Sandler Cos.	5,500	814,055

		1,681,759

Finance-Mortgage Loan/Banker - 0.7%

Mr. Cooper Group, Inc.†	41,400	2,104,362
Oportun Financial Corp.†	11,100	181,374

PennyMac Financial Services, Inc.	13,500	779,625

		3,065,361

Financial Guarantee Insurance - 0.8%

MGIC Investment Corp.	45,000	683,100
NMI Holdings, Inc., Class A†	32,600	754,364
Radian Group, Inc.	97,500	2,330,250

		3,767,714

Food-Canned - 0.1%

Seneca Foods Corp., Class A†	7,410	368,648

Food-Catering - 0.0%

Healthcare Services Group, Inc.	10,050	158,991

Food-Misc./Diversified - 0.5%

BellRing Brands, Inc., Class A†	72,000	1,841,040
John B. Sanfilippo & Son, Inc.	2,800	222,656

		2,063,696

Food-Retail - 0.5%

Sprouts Farmers Market, Inc.†	70,950	2,020,656

Food-Wholesale/Distribution - 0.5%

SpartanNash Co.	50,700	1,426,698
United Natural Foods, Inc.†	16,300	655,749

		2,082,447

Footwear & Related Apparel - 0.1%

Wolverine World Wide, Inc.	14,500	333,935

Funeral Services & Related Items - 0.1%

Carriage Services, Inc.	7,600	373,996

Gas-Distribution - 1.4%

Chesapeake Utilities Corp.	3,400	452,030
New Jersey Resources Corp.	69,600	3,035,952
Northwest Natural Holding Co.	7,800	405,678
Southwest Gas Holdings, Inc.	13,700	971,878
Spire, Inc.	20,400	1,369,044

		6,234,582

Gas-Transportation - 0.5%

Brookfield Infrastructure Corp., Class A#	31,400	2,211,816

Hazardous Waste Disposal - 0.1%

Heritage-Crystal Clean, Inc.†	8,200	229,928

Home Furnishings - 0.2%

Hooker Furniture Corp.	6,800	142,800
MillerKnoll, Inc.	15,844	616,015
Sleep Number Corp.†	4,200	275,940

		1,034,755

Hotels/Motels - 0.0%

Bluegreen Vacations Holding Corp.†	7,700	218,218

Housewares - 0.1%

Lifetime Brands, Inc.	25,300	331,430
Tupperware Brands Corp.†	3,400	61,982

		393,412

Human Resources - 1.7%

Barrett Business Services, Inc.	14,700	884,205
Heidrick & Struggles International, Inc.	56,000	2,394,000
Insperity, Inc.	900	80,955
Korn Ferry	31,700	2,100,442
TrueBlue, Inc.†	71,900	1,955,680

		7,415,282

Independent Power Producers - 0.8%

Clearway Energy, Inc., Class A	43,400	1,327,606
Clearway Energy, Inc., Class C	55,700	1,860,380
Vistra Corp.	26,329	600,828

		3,788,814

Insurance-Life/Health - 0.6%

American Equity Investment Life Holding Co.	30,900	1,164,621
CNO Financial Group, Inc.	58,620	1,416,845

		2,581,466

Insurance-Property/Casualty - 0.9%

Employers Holdings, Inc.	4,900	190,414
First American Financial Corp.	6,575	440,788
RLI Corp.	6,200	629,300
Selective Insurance Group, Inc.	11,800	981,642
Stewart Information Services Corp.	23,650	1,605,362

		3,847,506

Insurance-Reinsurance - 0.6%

Argo Group International Holdings, Ltd.	5,226	220,380
Essent Group, Ltd.	60,800	2,686,144

		2,906,524

Internet Content-Information/News - 0.1%

Yelp, Inc.†	16,100	545,629

Investment Management/Advisor Services - 0.6%

AssetMark Financial Holdings, Inc.†	16,400	385,236
Blucora, Inc.†	11,500	228,850
Federated Hermes, Inc.	15,700	512,919
Stifel Financial Corp.	18,350	1,348,725
Virtus Investment Partners, Inc.	900	216,558

		2,692,288

Machinery-Construction & Mining - 0.4%

Manitowoc Co, Inc.†	26,500	438,045
Terex Corp.	35,600	1,469,568

		1,907,613

Machinery-Electrical - 0.4%

Argan, Inc.	47,200	1,835,608

Machinery-Farming - 0.2%

AGCO Corp.	8,060	968,490

Machinery-General Industrial - 0.2%

Altra Industrial Motion Corp.	21,400	908,858
DXP Enterprises, Inc.†	4,400	126,324

		1,035,182

Machinery-Material Handling - 0.1%

Columbus McKinnon Corp.	12,300	561,372

Machinery-Pumps - 0.3%

Watts Water Technologies, Inc., Class A	10,100	1,453,895

Machinery-Thermal Process - 0.0%

Thermon Group Holdings, Inc.†	8,300	142,096

Medical Imaging Systems - 0.2%

Lantheus Holdings, Inc.†	19,500	932,490

Medical Information Systems - 1.1%

Allscripts Healthcare Solutions, Inc.†	153,500	2,987,110
Computer Programs & Systems, Inc.†	3,131	96,372
NextGen Healthcare, Inc.†	97,964	1,913,237

		4,996,719

Medical Instruments - 0.3%

AngioDynamics, Inc.†	15,000	352,950
Natus Medical, Inc.†	43,100	1,199,042

		1,551,992

Medical Labs & Testing Services - 0.1%

MEDNAX, Inc.†	23,300	546,851

Medical Products - 0.4%

Apria, Inc.†	6,100	227,774
Bioventus, Inc., Class A†	24,700	321,100
Integer Holdings Corp.†	12,100	1,014,827
Orthofix Medical, Inc.†	3,400	115,532

		1,679,233

Medical-Biomedical/Gene - 4.5%

2seventy Bio, Inc.†	17,733	263,158
89bio, Inc.†#	11,400	52,782
Akero Therapeutics, Inc.†#	8,100	143,613
Allogene Therapeutics, Inc.†	34,400	314,760
Allovir, Inc.†	25,300	227,700
ANI Pharmaceuticals, Inc.†	7,800	292,110
Arcus Biosciences, Inc.†	39,030	1,451,916
Arena Pharmaceuticals, Inc.†	16,825	1,597,870
Avidity Biosciences, Inc.†	20,400	345,984
BioCryst Pharmaceuticals, Inc.†	19,500	323,895
Biohaven Pharmaceutical Holding Co., Ltd.†	3,300	391,743
Bluebird Bio, Inc.†	53,100	320,724
Bridgebio Pharma, Inc.†	41,900	326,820
Century Therapeutics, Inc.†	16,500	232,650
Cymabay Therapeutics, Inc.†	126,800	403,224
Epizyme, Inc.†	16,400	24,436
Fate Therapeutics, Inc.†	12,100	418,055
FibroGen, Inc.†	19,600	275,772
Frequency Therapeutics, Inc.†	95,100	270,084
Generation Bio Co.†	18,500	94,720
Intra-Cellular Therapies, Inc.†	9,200	510,416
Iovance Biotherapeutics, Inc.†	16,600	260,122
iTeos Therapeutics, Inc.†	12,700	458,851
IVERIC bio, Inc.†	43,900	704,156
Karyopharm Therapeutics, Inc.†#	44,600	460,718
Lexicon Pharmaceuticals, Inc.†	109,100	225,837
MacroGenics, Inc.†	17,100	159,885
Myriad Genetics, Inc.†	8,000	195,040
NGM Biopharmaceuticals, Inc.†	55,800	829,188
Nuvalent, Inc., Class A†#	43,100	644,345
Nuvation Bio, Inc.†#	56,700	286,902
Prothena Corp. PLC†	29,400	1,017,240
Rallybio Corp.†	20,539	225,724
REGENXBIO, Inc.†	38,700	1,014,327
Scholar Rock Holding Corp.†	21,400	372,360
Syndax Pharmaceuticals, Inc.†	46,400	723,376
Taysha Gene Therapies, Inc.†#	66,900	426,153
Theravance Biopharma, Inc.†	54,000	543,780
Travere Therapeutics, Inc.†	79,500	2,167,170
Turning Point Therapeutics, Inc.†	31,000	981,460
Wave Life Sciences, Ltd.†	26,500	65,057

		20,044,123

Medical-Drugs - 0.5%

Eagle Pharmaceuticals, Inc.†	19,500	924,105
Enanta Pharmaceuticals, Inc.†	2,400	169,008
Jounce Therapeutics, Inc.†	54,300	405,078
Kala Pharmaceuticals, Inc.†#	12,500	8,275
Lannett Co., Inc.†#	174,638	144,950
Lyell Immunopharma, Inc.†#	42,500	307,700
NexImmune, Inc.†	25,200	62,496
Spectrum Pharmaceuticals, Inc.†	97,300	66,164
Spero Therapeutics, Inc.†	26,162	251,155

		2,338,931

Medical-Generic Drugs - 0.2%

Endo International PLC†	189,000	587,790
Prometheus Biosciences, Inc.†	6,400	278,656

		866,446

Medical-HMO - 0.0%

Tivity Health, Inc.†	7,103	193,770

Medical-Hospitals - 0.8%

Tenet Healthcare Corp.†	39,139	3,365,563

Medical-Nursing Homes - 0.1%

National HealthCare Corp.	7,500	487,650

Medical-Outpatient/Home Medical - 0.2%

ModivCare, Inc.†	5,800	684,400

Medical-Wholesale Drug Distribution - 0.3%

AdaptHealth Corp.†	24,000	418,320
Owens & Minor, Inc.	17,200	759,380

		1,177,700

Metal Processors & Fabrication - 0.2%

AZZ, Inc.	5,600	275,688
Mueller Industries, Inc.	8,000	456,400

		732,088

Metal Products-Distribution - 0.1%

Worthington Industries, Inc.	7,440	424,229

Metal-Aluminum - 0.8%

Alcoa Corp.	13,300	1,002,022
Arconic Corp.†	43,300	1,329,310
Constellium SE†	60,800	1,181,344

		3,512,676

Miscellaneous Manufacturing - 0.2%

Hillenbrand, Inc.	17,200	820,612

Motion Pictures & Services - 0.1%

IMAX Corp.†	14,400	297,792

Lions Gate Entertainment Corp., Class A†	19,500	299,520

		597,312

Multimedia - 0.3%

E.W. Scripps Co., Class A†	35,200	783,552
Entravision Communications Corp., Class A	61,600	394,240

		1,177,792

Networking Products - 0.1%

A10 Networks, Inc.	45,100	642,224

Night Clubs - 0.1%

RCI Hospitality Holdings, Inc.	4,100	266,172

Office Furnishings-Original - 0.2%

HNI Corp.	8,700	354,003
Steelcase, Inc., Class A	49,100	597,547

		951,550

Office Supplies & Forms - 0.2%

ACCO Brands Corp.	108,000	928,800

Oil & Gas Drilling - 0.3%

Helmerich & Payne, Inc.	13,400	485,482
Patterson-UTI Energy, Inc.	68,700	991,341

		1,476,823

Oil Companies-Exploration & Production - 4.9%

Antero Resources Corp.†	123,600	2,834,148
Berry Corp.	111,900	1,119,000
CNX Resources Corp.†	111,500	1,821,910
Falcon Minerals Corp.	74,500	427,630
Magnolia Oil & Gas Corp., Class A	74,700	1,669,545
Matador Resources Co.	11,700	580,320
Oasis Petroleum, Inc.	7,900	1,046,829
Ovintiv, Inc.	135,800	6,226,430
PDC Energy, Inc.	62,200	4,013,144
Range Resources Corp.†	59,500	1,365,525
Southwestern Energy Co.†	54,600	272,454
Talos Energy, Inc.†	7,800	122,538
Whiting Petroleum Corp.	6,900	509,565

		22,009,038

Oil Field Machinery & Equipment - 0.0%

US Silica Holdings, Inc.†	12,600	182,196

Oil Refining & Marketing - 0.3%

CVR Energy, Inc.	46,000	799,940
Delek US Holdings, Inc.†	32,492	559,837
Par Pacific Holdings, Inc.†	8,500	115,600

		1,475,377

Oil-Field Services - 1.8%

Bristow Group, Inc.†	2,333	77,316
ChampionX Corp.†	48,300	1,034,103
Liberty Oilfield Services, Inc., Class A†	8,800	109,824
Matrix Service Co.†	49,800	345,612
MRC Global, Inc.†	96,400	973,640
National Energy Services Reunited Corp.†#	8,900	79,299
Newpark Resources, Inc.†	30,300	114,231
NexTier Oilfield Solutions, Inc.†	119,166	948,561
NOW, Inc.†	253,100	2,363,954
Oceaneering International, Inc.†	33,400	488,976
Oil States International, Inc.†	34,500	180,435
ProPetro Holding Corp.†	52,900	675,533
Select Energy Services, Inc., Class A†	72,300	598,644
Solaris Oilfield Infrastructure, Inc., Class A	12,800	133,120

		8,123,248

Paper & Related Products - 0.4%

Clearwater Paper Corp.†	14,400	415,152
Glatfelter Corp.	31,900	438,306
Schweitzer-Mauduit International, Inc.	25,700	802,354

		1,655,812

Pastoral & Agricultural - 0.6%

Darling Ingredients, Inc.†	36,100	2,616,528

Pharmacy Services - 0.5%

Option Care Health, Inc.†	82,783	2,127,523

Pipelines - 0.0%

Golar LNG, Ltd.†	12,400	215,760

Power Converter/Supply Equipment - 0.1%

Powell Industries, Inc.	22,700	479,878

Precious Metals - 0.0%

Hecla Mining Co.	29,400	169,344

Printing-Commercial - 0.1%

Cimpress PLC†	900	56,691
Ennis, Inc.	14,900	279,822

		336,513

Publishing-Books - 0.1%

Houghton Mifflin Harcourt Co.†	30,300	634,785

Publishing-Newspapers - 0.3%

TEGNA, Inc.	52,900	1,212,468

Real Estate Investment Trusts - 12.2%

Acadia Realty Trust	5,600	120,064
Agree Realty Corp.	30,850	1,979,027
Alexander & Baldwin, Inc.	48,475	1,087,294
American Assets Trust, Inc.	14,000	511,840
Apollo Commercial Real Estate Finance, Inc.	12,000	156,600
Apple Hospitality REIT, Inc.	140,400	2,483,676
Ares Commercial Real Estate Corp.	45,300	663,645
Armada Hoffler Properties, Inc.	14,500	212,860
Blackstone Mtg. Trust, Inc., Class A	68,600	2,180,108
BrightSpire Capital, Inc.	4,000	35,440
Broadstone Net Lease, Inc.	36,300	786,258
CareTrust REIT, Inc.	31,800	556,500
Centerspace	11,100	1,043,289
Chatham Lodging Trust†	12,300	169,125
City Office REIT, Inc.	47,000	809,340
Corporate Office Properties Trust	44,800	1,174,208
Cousins Properties, Inc.	9,249	357,289
DiamondRock Hospitality Co.†	84,434	806,345
DigitalBridge Group, Inc.†	153,100	1,109,975
Easterly Government Properties, Inc.	14,100	293,562
Ellington Financial, Inc.	81,450	1,439,221

Essential Properties Realty Trust, Inc.	18,500	467,680
First Industrial Realty Trust, Inc.	12,600	725,508
Four Corners Property Trust, Inc.	29,900	788,762
Getty Realty Corp.	32,646	899,397
Gladstone Commercial Corp.	36,700	777,673
Global Medical REIT, Inc.	18,600	292,020
Healthcare Realty Trust, Inc.	46,800	1,220,544
Highwoods Properties, Inc.	6,600	287,760
Independence Realty Trust, Inc.	44,900	1,134,623
Innovative Industrial Properties, Inc.	1,200	226,152
Kite Realty Group Trust	80,074	1,756,023
KKR Real Estate Finance Trust, Inc.	85,400	1,833,538
Ladder Capital Corp.	109,300	1,252,578
LXP Industrial Trust	79,900	1,235,254
MFA Financial, Inc.	362,800	1,472,968
Necessity Retail REIT, Inc.	35,800	252,032
NETSTREIT Corp.#	4,700	104,058
NexPoint Residential Trust, Inc.	937	79,617
Paramount Group, Inc.	24,400	273,036
Phillips Edison & Co., Inc.	24,700	798,304
Physicians Realty Trust	56,000	910,560
Piedmont Office Realty Trust, Inc., Class A	61,400	1,046,256
Plymouth Industrial REIT, Inc.	13,600	354,688
PotlatchDeltic Corp.	32,200	1,767,780
Ready Capital Corp.	63,100	937,035
Redwood Trust, Inc.	128,500	1,335,115
Retail Opportunity Investments Corp.	63,500	1,153,160
RLJ Lodging Trust	43,926	614,525
Ryman Hospitality Properties, Inc.†	6,700	590,337
Sabra Health Care REIT, Inc.	49,100	659,413
SITE Centers Corp.	75,900	1,180,245
STAG Industrial, Inc.	58,300	2,271,368
Summit Hotel Properties, Inc.†	41,900	414,391
Sunstone Hotel Investors, Inc.†	86,272	912,758
Tanger Factory Outlet Centers, Inc.	22,800	380,304
Terreno Realty Corp.	31,200	2,146,248
TPG RE Finance Trust, Inc.	77,000	911,680
UMH Properties, Inc.	31,000	714,860
Urban Edge Properties	27,100	493,762
Urstadt Biddle Properties, Inc., Class A	11,500	216,545
Veris Residential, Inc.†	14,500	245,050
Xenia Hotels & Resorts, Inc.†	81,500	1,511,010

		54,620,283

Real Estate Management/Services - 0.4%

Newmark Group, Inc., Class A	27,729	490,249
Realogy Holdings Corp.†	73,100	1,328,958

		1,819,207

Real Estate Operations & Development - 0.3%

Kennedy-Wilson Holdings, Inc.	54,000	1,195,560

Rental Auto/Equipment - 0.9%

Avis Budget Group, Inc.†	9,450	1,733,508
Herc Holdings, Inc.	5,600	891,072
PROG Holdings, Inc.†	37,700	1,155,128
Rent-A-Center, Inc.	3,800	107,958

		3,887,666

Resort/Theme Parks - 0.1%

Marriott Vacations Worldwide Corp.	3,800	610,546

Retail-Apparel/Shoe - 0.2%

Abercrombie & Fitch Co., Class A†	4,600	175,168
Genesco, Inc.†	8,100	519,615

		694,783

Retail-Appliances - 0.1%

Conn’s, Inc.†	34,600	634,564

Retail-Automobile - 0.9%

Group 1 Automotive, Inc.	7,400	1,346,282
Rush Enterprises, Inc., Class A	40,000	2,077,600
Sonic Automotive, Inc., Class A	11,100	596,181

		4,020,063

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†	17,800	300,642

Retail-Building Products - 0.8%

Beacon Roofing Supply, Inc.†	12,400	740,156
GMS, Inc.†	53,890	2,923,532

		3,663,688

Retail-Discount - 0.1%

BJ’s Wholesale Club Holdings, Inc.†	4,300	270,341

Retail-Drug Store - 0.1%

Rite Aid Corp.†	56,200	514,792

Retail-Jewelry - 0.3%

Signet Jewelers, Ltd.	16,600	1,170,300

Retail-Office Supplies - 0.2%

ODP Corp.†	20,990	923,560

Retail-Pawn Shops - 0.1%

FirstCash Holdings, Inc.	4,700	338,588

Retail-Petroleum Products - 0.1%

World Fuel Services Corp.	18,300	518,622

Retail-Regional Department Stores - 0.8%

Dillard’s, Inc., Class A	1,000	250,710
Macy’s, Inc.	132,100	3,424,032

		3,674,742

Retail-Restaurants - 0.1%

Cannae Holdings, Inc.†	7,600	204,060
Del Taco Restaurants, Inc.	33,500	418,080

		622,140

Retail-Sporting Goods - 0.2%

Academy Sports & Outdoors, Inc.†	10,200	330,174
Zumiez, Inc.†	13,800	613,962

		944,136

Rubber-Tires - 0.3%

Goodyear Tire & Rubber Co.†	81,304	1,259,399

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.	4,758	79,078

Satellite Telecom - 0.3%

EchoStar Corp., Class A†	39,200	954,128

Gogo, Inc.†#	39,100	556,784

		1,510,912

Savings & Loans/Thrifts - 2.6%

Axos Financial, Inc.†	23,800	1,302,812
Banc of California, Inc.	12,500	245,625
Berkshire Hills Bancorp, Inc.	27,900	867,690
Brookline Bancorp, Inc.	49,700	851,858
Flushing Financial Corp.	16,200	380,538
FS Bancorp, Inc.	2,700	86,454
HomeTrust Bancshares, Inc.	13,400	403,072
Investors Bancorp, Inc.	131,000	2,192,940
Northfield Bancorp, Inc.	39,400	618,580
OceanFirst Financial Corp.	88,068	1,970,962
Pacific Premier Bancorp, Inc.	8,600	332,906
Provident Financial Services, Inc.	49,477	1,174,089
Washington Federal, Inc.	33,000	1,174,140

		11,601,666

Semiconductor Equipment - 0.2%

Cohu, Inc.†	24,600	767,028
Veeco Instruments, Inc.†	5,800	165,706

		932,734

Steel-Producers - 0.7%

Cleveland-Cliffs, Inc.†	34,300	766,948
Commercial Metals Co.	37,300	1,437,915
Schnitzer Steel Industries, Inc., Class A	12,200	593,530
United States Steel Corp.#	7,600	206,796

		3,005,189

Steel-Specialty - 0.1%

Allegheny Technologies, Inc.†	9,500	244,530

Telecom Services - 0.2%

ATN International, Inc.	4,600	153,318
Vonage Holdings Corp.†	42,700	867,664

		1,020,982

Telecommunication Equipment - 0.2%

ADTRAN, Inc.	8,000	164,720
Harmonic, Inc.†	70,500	656,355

		821,075

Television - 1.1%

AMC Networks, Inc., Class A†	31,000	1,284,950
Gray Television, Inc.	89,000	2,085,270
Sinclair Broadcast Group, Inc., Class A	45,100	1,353,000

		4,723,220

Theaters - 0.6%

AMC Entertainment Holdings, Inc., Class A†#	138,500	2,612,110

Therapeutics - 0.3%

Agios Pharmaceuticals, Inc.†	17,000	529,210
Akebia Therapeutics, Inc.†	325,700	703,512

		1,232,722

Transport-Air Freight - 0.2%

Atlas Air Worldwide Holdings, Inc.†	10,900	854,124

Transport-Marine - 0.3%

Costamare, Inc.	38,800	523,800
DHT Holdings, Inc.	24,900	156,621
Dorian LPG, Ltd.	29,600	407,888
Safe Bulkers, Inc.†	34,200	142,956
SFL Corp., Ltd.	11,100	110,445

		1,341,710

Transport-Services - 0.7%

Forward Air Corp.	900	92,862
Hub Group, Inc., Class A†	32,900	2,776,760
Radiant Logistics, Inc.†	19,800	136,620

		3,006,242

Transport-Truck - 1.0%

ArcBest Corp.	36,170	3,352,236
Covenant Logistics Group, Inc.	3,600	81,036
Heartland Express, Inc.	35,800	514,088
Werner Enterprises, Inc.	9,700	421,562

		4,368,922

Travel Services - 0.2%

Liberty TripAdvisor Holdings, Inc., Class A†	439,300	931,316

Water - 0.4%

American States Water Co.	21,000	1,767,360

Wire & Cable Products - 0.0%

Belden, Inc.	2,900	163,415

X-Ray Equipment - 0.1%

Varex Imaging Corp.†	9,500	224,580

Total Long-Term Investment Securities
(cost $377,221,743)		437,355,086

SHORT-TERM INVESTMENT SECURITIES - 1.1%
Registered Investment Companies - 1.1%

State Street Navigator Securities Lending Government Money Market Portfolio 0.06%(1)(2) (cost $4,811,047)	4,811,047	4,811,047

REPURCHASE AGREEMENTS - 2.5%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/28/2022, to be repurchased 03/01/2022 in the amount of $11,274,000 and collateralized by $9,093,100 of United States Treasury Notes, bearing interest at 0.63% due 01/15/2026 and having an approximate value of $11,499,702 (cost $11,274,000)	$11,274,000	11,274,000

TOTAL INVESTMENTS
(cost $393,306,790)	100.9%	453,440,133
Liabilities in excess of other assets	(0.9)	(4,197,600)

NET ASSETS	100.0%	$449,242,533

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 28, 2022.

(2)

At February 28, 2022, the Fund had loaned securities with a total value of $7,232,950. This was secured by collateral of $4,811,047, which was received in cash and subsequently invested in short-term investments currently valued at $4,811,047 as reported in the Portfolio of Investments. Additional collateral of $2,564,866 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2022
United States Treasury Bills	0.00%	03/03/2022 to 07/28/2022	$102,596
United States Treasury Notes/Bonds	0.13% to 6.88%	03/31/2022 to 11/15/2051	2,462,270

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
105	Long	Russell 2000 E-Mini Index	March 2022	$11,124,248	$10,733,625	$(390,623)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$437,355,086	$—	$—	$437,355,086
Short-Term Investment Securities	4,811,047	—	—	4,811,047
Repurchase Agreements	—	11,274,000	—	11,274,000

Total Investments at Value	$442,166,133	$11,274,000	$—	$453,440,133

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$390,623	$—	$—	$390,623

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.2%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc.	64,269	$2,365,099
Omnicom Group, Inc.	34,694	2,910,480

		5,275,579

Aerospace/Defense - 1.5%

Boeing Co.†	90,169	18,515,302
General Dynamics Corp.	37,827	8,868,540
Lockheed Martin Corp.	40,062	17,378,896
Northrop Grumman Corp.	24,324	10,754,613
Raytheon Technologies Corp.	244,305	25,090,124
Teledyne Technologies, Inc.†	7,615	3,269,729
TransDigm Group, Inc.†	8,546	5,696,678

		89,573,882

Aerospace/Defense-Equipment - 0.2%

Howmet Aerospace, Inc.	62,758	2,254,267
L3Harris Technologies, Inc.	32,028	8,080,985

		10,335,252

Agricultural Biotech - 0.1%

Corteva, Inc.	118,973	6,190,165

Agricultural Chemicals - 0.1%

CF Industries Holdings, Inc.	35,007	2,842,218
Mosaic Co.	60,458	3,169,813

		6,012,031

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co.	91,312	7,163,426

Airlines - 0.2%

Alaska Air Group, Inc.†	20,452	1,148,175
American Airlines Group, Inc.†	105,688	1,823,118
Delta Air Lines, Inc.†	104,463	4,170,163
Southwest Airlines Co.†	96,613	4,231,649
United Airlines Holdings, Inc.†	52,852	2,346,629

		13,719,734

Apparel Manufacturers - 0.1%

PVH Corp.	11,597	1,135,231
Ralph Lauren Corp.	7,955	1,050,378
Tapestry, Inc.	44,909	1,836,778
Under Armour, Inc., Class A†	30,791	550,851
Under Armour, Inc., Class C†	35,103	548,660
VF Corp.	53,211	3,087,302

		8,209,200

Appliances - 0.0%

Whirlpool Corp.	9,914	1,995,391

Applications Software - 6.8%

Intuit, Inc.	46,219	21,924,907
Microsoft Corp.	1,225,455	366,153,699
PTC, Inc.†	17,243	1,918,801
Roper Technologies, Inc.	17,217	7,717,004
ServiceNow, Inc.†	32,481	18,836,382

		416,550,793

Athletic Footwear - 0.5%

NIKE, Inc., Class B	208,564	28,479,414

Auto-Cars/Light Trucks - 2.3%

Ford Motor Co.	640,704	11,250,762
General Motors Co.†	236,973	11,071,379
Tesla, Inc.†	132,772	115,568,732

		137,890,873

Auto-Heavy Duty Trucks - 0.2%

Cummins, Inc.	23,346	4,765,386
PACCAR, Inc.	56,666	5,202,505

		9,967,891

Auto/Truck Parts & Equipment-Original - 0.1%

Aptiv PLC†	44,153	5,715,164
BorgWarner, Inc.	39,136	1,604,968

		7,320,132

Banks-Commercial - 0.7%

Citizens Financial Group, Inc.	69,565	3,646,597
First Republic Bank	29,259	5,069,414
M&T Bank Corp.	21,004	3,827,559
Regions Financial Corp.	155,595	3,763,843
Signature Bank	9,896	3,413,032
SVB Financial Group†	9,579	5,804,874
Truist Financial Corp.	217,882	13,556,618
Zions Bancorp NA	25,538	1,810,389

		40,892,326

Banks-Fiduciary - 0.3%

Bank of New York Mellon Corp.	124,008	6,591,025
Northern Trust Corp.	33,895	3,860,640
State Street Corp.	59,678	5,092,324

		15,543,989

Banks-Super Regional - 1.2%

Comerica, Inc.	21,406	2,044,059
Fifth Third Bancorp	111,603	5,339,087
Huntington Bancshares, Inc.	236,092	3,664,148
KeyCorp	151,968	3,809,838
PNC Financial Services Group, Inc.	68,984	13,745,062
US Bancorp	220,241	12,452,426
Wells Fargo & Co.	650,798	34,733,089

		75,787,709

Beverages-Non-alcoholic - 1.3%

Coca-Cola Co.	634,516	39,492,276
Monster Beverage Corp.†	61,320	5,175,408
PepsiCo, Inc.	225,677	36,952,352

		81,620,036

Beverages-Wine/Spirits - 0.0%

Brown-Forman Corp., Class B	29,826	1,945,550

Brewery - 0.1%

Constellation Brands, Inc., Class A	26,811	5,780,988
Molson Coors Beverage Co., Class B	30,751	1,604,587

		7,385,575

Broadcast Services/Program - 0.1%

Discovery, Inc., Class A†	27,618	774,685
Discovery, Inc., Class C†	49,576	1,386,641
Fox Corp., Class A	52,287	2,187,165
Fox Corp., Class B	24,002	918,316

		5,266,807

Building & Construction Products-Misc. - 0.0%

Fortune Brands Home & Security, Inc.	22,155	1,925,270

Building Products-Air & Heating - 0.2%

Carrier Global Corp.	141,444	6,348,007

Johnson Controls International PLC	115,674	7,514,183

		13,862,190

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc.	10,182	3,863,051
Vulcan Materials Co.	21,660	3,930,207

		7,793,258

Building Products-Wood - 0.0%

Masco Corp.	39,840	2,232,634

Building-Maintenance & Services - 0.0%

Rollins, Inc.	36,944	1,205,483

Building-Residential/Commercial - 0.2%

D.R. Horton, Inc.	53,201	4,543,365
Lennar Corp., Class A	44,372	3,988,155
NVR, Inc.†	534	2,647,807
PulteGroup, Inc.	41,325	2,052,200

		13,231,527

Cable/Satellite TV - 0.8%

Charter Communications, Inc., Class A†	20,192	12,151,142
Comcast Corp., Class A	744,200	34,798,792
DISH Network Corp., Class A†	40,757	1,302,593

		48,252,527

Casino Hotels - 0.1%

Las Vegas Sands Corp.†	56,114	2,405,046
MGM Resorts International	63,531	2,813,788
Wynn Resorts, Ltd.†	17,179	1,486,327

		6,705,161

Casino Services - 0.1%

Caesars Entertainment, Inc.†	34,892	2,937,557

Cellular Telecom - 0.2%

T-Mobile US, Inc.†	95,819	11,805,859

Chemicals-Diversified - 0.5%

Celanese Corp.	17,770	2,475,006
Dow, Inc.	120,720	7,117,651
DuPont de Nemours, Inc.	84,565	6,542,794
Eastman Chemical Co.	21,943	2,599,587
FMC Corp.	20,688	2,425,668
LyondellBasell Industries NV, Class A	42,911	4,172,237
PPG Industries, Inc.	38,749	5,171,054

		30,503,997

Chemicals-Specialty - 0.3%

Albemarle Corp.	19,093	3,740,128
Ecolab, Inc.	40,693	7,172,548
International Flavors & Fragrances, Inc.	41,544	5,525,352

		16,438,028

Coatings/Paint - 0.2%

Sherwin-Williams Co.	39,372	10,359,954

Commercial Services - 0.2%

Cintas Corp.	14,347	5,384,716
Nielsen Holdings PLC	58,563	1,020,167
Quanta Services, Inc.	23,259	2,533,836

		8,938,719

Commercial Services-Finance - 1.3%

Automatic Data Processing, Inc.	68,778	14,060,974
Equifax, Inc.	19,913	4,347,804
FleetCor Technologies, Inc.†	13,253	3,103,853
Global Payments, Inc.	47,359	6,316,743
MarketAxess Holdings, Inc.	6,207	2,367,536
Moody’s Corp.	26,398	8,500,948
PayPal Holdings, Inc.†	191,773	21,465,152
S&P Global, Inc.	57,811	21,719,629

		81,882,639

Computer Aided Design - 0.5%

ANSYS, Inc.†	14,241	4,616,790
Autodesk, Inc.†	35,884	7,902,733
Cadence Design Systems, Inc.†	45,235	6,849,936
Synopsys, Inc.†	24,892	7,776,012

		27,145,471

Computer Data Security - 0.1%

Fortinet, Inc.†	22,150	7,631,118

Computer Services - 1.0%

Accenture PLC, Class A	103,097	32,580,714
Cognizant Technology Solutions Corp., Class A	85,732	7,384,097
DXC Technology Co.†	41,171	1,401,049
EPAM Systems, Inc.†	9,258	1,923,350
International Business Machines Corp.	146,376	17,932,524
Leidos Holdings, Inc.	22,906	2,332,747

		63,554,481

Computer Software - 0.1%

Akamai Technologies, Inc.†	26,520	2,871,055
Citrix Systems, Inc.	20,357	2,086,593

		4,957,648

Computers - 7.1%

Apple, Inc.	2,543,966	420,059,666
Hewlett Packard Enterprise Co.	213,500	3,398,920
HP, Inc.	188,115	6,463,631

		429,922,217

Computers-Memory Devices - 0.2%

NetApp, Inc.	36,501	2,860,949
Seagate Technology Holdings PLC	33,432	3,448,845
Western Digital Corp.†	50,863	2,590,961

		8,900,755

Consulting Services - 0.1%

Gartner, Inc.†	13,423	3,764,077
Verisk Analytics, Inc.	26,305	4,664,929

		8,429,006

Consumer Products-Misc. - 0.2%

Clorox Co.	20,054	2,923,673
Kimberly-Clark Corp.	54,959	7,152,914

		10,076,587

Containers-Metal/Glass - 0.1%

Ball Corp.	52,866	4,744,195

Containers-Paper/Plastic - 0.1%

Amcor PLC	250,244	2,910,338
Packaging Corp. of America	15,504	2,282,034
Sealed Air Corp.	24,182	1,623,337

WestRock Co.	43,581	1,972,912

		8,788,621

Cosmetics & Toiletries - 1.4%

Colgate-Palmolive Co.	137,570	10,586,011
Estee Lauder Cos., Inc., Class A	37,819	11,206,904
Procter & Gamble Co.	394,985	61,574,212

		83,367,127

Cruise Lines - 0.1%

Carnival Corp.†	131,304	2,669,410
Norwegian Cruise Line Holdings, Ltd.†	60,397	1,177,138
Royal Caribbean Cruises, Ltd.†	36,596	2,954,029

		6,800,577

Data Processing/Management - 0.5%

Broadridge Financial Solutions, Inc.	19,028	2,782,084
Fidelity National Information Services, Inc.	99,391	9,465,005
Fiserv, Inc.†	96,987	9,472,720
Jack Henry & Associates, Inc.	12,085	2,136,628
Paychex, Inc.	52,382	6,236,601

		30,093,038

Decision Support Software - 0.1%

MSCI, Inc.	13,457	6,751,242

Dental Supplies & Equipment - 0.0%

DENTSPLY SIRONA, Inc.	35,681	1,931,769

Diagnostic Equipment - 1.2%

Danaher Corp.	103,804	28,484,856
PerkinElmer, Inc.	20,598	3,699,607
Thermo Fisher Scientific, Inc.	64,317	34,988,448
Waters Corp.†	9,962	3,155,264

		70,328,175

Diagnostic Kits - 0.2%

Hologic, Inc.†	41,374	2,944,588
IDEXX Laboratories, Inc.†	13,840	7,367,724

		10,312,312

Dialysis Centers - 0.0%

DaVita, Inc.†	10,645	1,200,437

Disposable Medical Products - 0.0%

Teleflex, Inc.	7,646	2,571,426

Distribution/Wholesale - 0.3%

Copart, Inc.†	34,830	4,279,910
Fastenal Co.	93,878	4,830,962
LKQ Corp.	43,771	2,055,049
Pool Corp.	6,543	3,000,489
WW Grainger, Inc.	7,064	3,369,952

		17,536,362

Diversified Banking Institutions - 3.0%

Bank of America Corp.	1,175,512	51,957,630
Citigroup, Inc.	323,873	19,182,998
Goldman Sachs Group, Inc.	55,407	18,909,855
JPMorgan Chase & Co.	482,360	68,398,648
Morgan Stanley	234,308	21,261,108

		179,710,239

Diversified Manufacturing Operations - 1.1%

3M Co.	94,056	13,981,425
A.O. Smith Corp.	21,739	1,490,861
Eaton Corp. PLC	65,060	10,038,107
General Electric Co.	179,238	17,119,021
Illinois Tool Works, Inc.	46,621	10,085,987
Parker-Hannifin Corp.	21,072	6,245,530
Textron, Inc.	35,978	2,631,071
Trane Technologies PLC	38,771	5,968,020

		67,560,022

Drug Delivery Systems - 0.3%

Becton Dickinson & Co.	46,875	12,716,250
DexCom, Inc.†	15,820	6,548,056

		19,264,306

E-Commerce/Products - 3.7%

Amazon.com, Inc.†	71,188	218,636,857
eBay, Inc.	102,177	5,577,842
Etsy, Inc.†	20,693	3,205,139

		227,419,838

E-Commerce/Services - 0.4%

Booking Holdings, Inc.†	6,702	14,558,420
Cars.com, Inc.†	1	16
Expedia Group, Inc.†	23,831	4,673,497
Match Group, Inc.†	46,205	5,151,396

		24,383,329

E-Services/Consulting - 0.1%

CDW Corp.	22,153	3,820,506

Electric Products-Misc. - 0.2%

AMETEK, Inc.	37,757	4,900,481
Emerson Electric Co.	97,573	9,066,483

		13,966,964

Electric-Distribution - 0.2%

Consolidated Edison, Inc.	57,739	4,952,274
Sempra Energy	52,122	7,517,035

		12,469,309

Electric-Generation - 0.0%

Constellation Energy Corp.	53,227	2,447,377

Electric-Integrated - 2.1%

AES Corp.	108,821	2,310,270
Alliant Energy Corp.	40,864	2,386,458
Ameren Corp.	42,047	3,613,940
American Electric Power Co., Inc.	82,206	7,451,974
CenterPoint Energy, Inc.	102,644	2,807,313
CMS Energy Corp.	47,284	3,026,649
Dominion Energy, Inc.	132,193	10,513,309
DTE Energy Co.	31,620	3,844,676
Duke Energy Corp.	125,552	12,606,676
Edison International	62,009	3,932,611
Entergy Corp.	32,804	3,451,309
Evergy, Inc.	37,427	2,335,819
Eversource Energy	56,116	4,590,289
Exelon Corp.	159,681	6,796,023
FirstEnergy Corp.	88,860	3,718,791
NextEra Energy, Inc.	320,261	25,066,828
Pinnacle West Capital Corp.	18,414	1,304,264
PPL Corp.	122,532	3,206,662

Public Service Enterprise Group, Inc.	82,535	5,350,744
Southern Co.	172,982	11,204,044
WEC Energy Group, Inc.	51,485	4,678,957
Xcel Energy, Inc.	87,923	5,919,856

		130,117,462

Electronic Components-Misc. - 0.0%

Garmin, Ltd.	24,799	2,738,802

Electronic Components-Semiconductors - 4.3%

Advanced Micro Devices, Inc.†	266,834	32,911,306
Broadcom, Inc.	67,184	39,466,569
Intel Corp.	663,817	31,664,071
IPG Photonics Corp.†	5,830	759,940
Microchip Technology, Inc.	90,566	6,369,507
Micron Technology, Inc.	182,582	16,224,237
Monolithic Power Systems, Inc.	7,072	3,243,926
NVIDIA Corp.	408,051	99,503,236
Qorvo, Inc.†	17,991	2,460,809
Skyworks Solutions, Inc.	26,955	3,724,372
Texas Instruments, Inc.	150,738	25,623,953

		261,951,926

Electronic Connectors - 0.3%

Amphenol Corp., Class A	97,610	7,419,336
TE Connectivity, Ltd.	53,261	7,585,964

		15,005,300

Electronic Forms - 0.6%

Adobe, Inc.†	77,660	36,320,029

Electronic Measurement Instruments - 0.3%

Agilent Technologies, Inc.	49,411	6,441,218
Fortive Corp.	58,527	3,789,623
Keysight Technologies, Inc.†	30,065	4,731,329
Trimble, Inc.†	40,970	2,857,658

		17,819,828

Electronic Security Devices - 0.0%

Allegion PLC	14,640	1,676,573

Energy-Alternate Sources - 0.1%

Enphase Energy, Inc.†	22,020	3,670,734
SolarEdge Technologies, Inc.†	8,572	2,738,068

		6,408,802

Engineering/R&D Services - 0.0%

Jacobs Engineering Group, Inc.	21,270	2,616,210

Enterprise Software/Service - 1.0%

Ceridian HCM Holding, Inc.†	22,230	1,620,789
Oracle Corp.	263,254	19,999,407
Paycom Software, Inc.†	7,857	2,665,173
salesforce.com, Inc.†	159,793	33,641,220
Tyler Technologies, Inc.†	6,688	2,864,203

		60,790,792

Entertainment Software - 0.3%

Activision Blizzard, Inc.	127,131	10,361,177
Electronic Arts, Inc.	46,160	6,004,954
Take-Two Interactive Software, Inc.†#	18,819	3,048,678

		19,414,809

Finance-Consumer Loans - 0.1%

Synchrony Financial	89,324	3,821,281

Finance-Credit Card - 2.4%

American Express Co.	102,403	19,921,480
Capital One Financial Corp.	69,470	10,647,667
Discover Financial Services	47,836	5,904,876
Mastercard, Inc., Class A	141,592	51,089,225
Visa, Inc., Class A	273,721	59,156,582

		146,719,830

Finance-Investment Banker/Broker - 0.3%

Charles Schwab Corp.	245,383	20,725,048

Finance-Other Services - 0.5%

Cboe Global Markets, Inc.	17,406	2,041,550
CME Group, Inc.	58,661	13,875,086
Intercontinental Exchange, Inc.	91,959	11,781,787
Nasdaq, Inc.	19,106	3,269,992

		30,968,415

Food-Confectionery - 0.4%

Hershey Co.	23,731	4,799,832
J.M. Smucker Co.	17,686	2,383,189
Mondelez International, Inc., Class A	227,688	14,909,010

		22,092,031

Food-Meat Products - 0.1%

Hormel Foods Corp.	46,049	2,193,775
Tyson Foods, Inc., Class A	48,120	4,458,799

		6,652,574

Food-Misc./Diversified - 0.4%

Campbell Soup Co.	33,038	1,485,719
Conagra Brands, Inc.	78,295	2,737,976
General Mills, Inc.	98,861	6,666,197
Kellogg Co.	41,759	2,670,070
Kraft Heinz Co.	115,877	4,544,696
Lamb Weston Holdings, Inc.	23,841	1,583,758
McCormick & Co., Inc.	40,699	3,873,324

		23,561,740

Food-Retail - 0.1%

Kroger Co.	110,453	5,169,200

Food-Wholesale/Distribution - 0.1%

Sysco Corp.	83,676	7,288,180

Gas-Distribution - 0.1%

Atmos Energy Corp.	21,615	2,373,543
NiSource, Inc.	64,097	1,854,326

		4,227,869

Gold Mining - 0.1%

Newmont Corp.	130,158	8,616,460

Home Decoration Products - 0.0%

Newell Brands, Inc.	61,796	1,467,655

Hotels/Motels - 0.2%

Hilton Worldwide Holdings, Inc.†	45,493	6,772,088
Marriott International, Inc., Class A†	44,653	7,597,261

		14,369,349

Human Resources - 0.0%

Robert Half International, Inc.	18,171	2,185,790

Independent Power Producers - 0.0%

NRG Energy, Inc.	39,963	1,512,200

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	18,931	5,046,626

Industrial Gases - 0.5%

Air Products & Chemicals, Inc.	36,131	8,537,755
Linde PLC	83,659	24,532,165

		33,069,920

Instruments-Controls - 0.4%

Honeywell International, Inc.	112,365	21,321,259
Mettler-Toledo International, Inc.†	3,752	5,285,592

		26,606,851

Insurance Brokers - 0.6%

Aon PLC, Class A	35,963	10,506,231
Arthur J. Gallagher & Co.	33,832	5,351,884
Brown & Brown, Inc.	38,261	2,586,826
Marsh & McLennan Cos., Inc.	82,409	12,807,183
Willis Towers Watson PLC	20,338	4,521,137

		35,773,261

Insurance-Life/Health - 0.3%

Aflac, Inc.	99,337	6,068,497
Globe Life, Inc.	15,163	1,530,857
Lincoln National Corp.	27,726	1,869,287
Principal Financial Group, Inc.	40,236	2,842,271
Prudential Financial, Inc.	61,697	6,889,087

		19,199,999

Insurance-Multi-line - 0.7%

Allstate Corp.	46,791	5,725,347
American International Group, Inc.(1)	135,522	8,299,367
Chubb, Ltd.	70,306	14,317,114
Cincinnati Financial Corp.	24,460	3,003,443
Hartford Financial Services Group, Inc.	55,553	3,859,822
Loews Corp.	32,711	2,006,493
MetLife, Inc.	116,700	7,883,085

		45,094,671

Insurance-Property/Casualty - 1.9%

Assurant, Inc.	9,300	1,578,303
Berkshire Hathaway, Inc., Class B†	298,918	96,087,191
Progressive Corp.	95,494	10,115,679
Travelers Cos., Inc.	40,154	6,899,662
WR Berkley Corp.	22,777	2,056,763

		116,737,598

Insurance-Reinsurance - 0.0%

Everest Re Group, Ltd.	6,426	1,916,362

Internet Content-Entertainment - 1.9%

Meta Platforms, Inc., Class A†	386,225	81,505,062
Netflix, Inc.†	72,299	28,523,401
Twitter, Inc.†	130,513	4,639,737

		114,668,200

Internet Infrastructure Software - 0.0%

F5, Inc.†	9,844	1,977,167

Internet Security - 0.1%

NortonLifeLock, Inc.	94,954	2,751,767

Investment Management/Advisor Services - 0.6%

Ameriprise Financial, Inc.	18,263	5,475,065
BlackRock, Inc.	23,308	17,338,588
Franklin Resources, Inc.	45,866	1,363,596
Invesco, Ltd.	55,706	1,183,195
Raymond James Financial, Inc.	30,229	3,314,610
T. Rowe Price Group, Inc.	36,684	5,303,039

		33,978,093

Machinery-Construction & Mining - 0.3%

Caterpillar, Inc.	88,293	16,562,001

Machinery-Farming - 0.3%

Deere & Co.	46,054	16,580,361

Machinery-General Industrial - 0.2%

IDEX Corp.	12,410	2,381,479
Nordson Corp.	8,822	1,998,095
Otis Worldwide Corp.	69,331	5,430,697
Westinghouse Air Brake Technologies Corp.	30,493	2,830,360

		12,640,631

Machinery-Pumps - 0.2%

Dover Corp.	23,501	3,686,367
Ingersoll Rand, Inc.	66,526	3,360,894
Xylem, Inc.	29,433	2,618,065

		9,665,326

Medical Information Systems - 0.1%

Cerner Corp.	48,023	4,478,145

Medical Instruments - 1.1%

Bio-Techne Corp.	6,414	2,690,096
Boston Scientific Corp.†	232,588	10,273,412
Edwards Lifesciences Corp.†	101,904	11,450,953
Intuitive Surgical, Inc.†	58,265	16,916,077
Medtronic PLC	219,664	23,062,523

		64,393,061

Medical Labs & Testing Services - 0.3%

Catalent, Inc.†	27,941	2,851,100
Charles River Laboratories International, Inc.†	8,237	2,398,285
IQVIA Holdings, Inc.†	31,182	7,175,602
Laboratory Corp. of America Holdings†	15,620	4,237,081
Quest Diagnostics, Inc.	20,023	2,628,419

		19,290,487

Medical Products - 1.4%

Abbott Laboratories	288,620	34,813,344
ABIOMED, Inc.†	7,426	2,307,555
Align Technology, Inc.†	11,969	6,121,665
Baxter International, Inc.	81,723	6,944,003
Cooper Cos., Inc.	8,047	3,291,384
Henry Schein, Inc.†	22,634	1,955,125
STERIS PLC	16,326	3,918,240
Stryker Corp.	54,800	14,431,580
West Pharmaceutical Services, Inc.	12,091	4,680,184
Zimmer Biomet Holdings, Inc.	34,098	4,336,925

		82,800,005

Medical-Biomedical/Gene - 1.3%

Amgen, Inc.	91,936	20,821,665
Bio-Rad Laboratories, Inc., Class A†	3,527	2,207,761

Biogen, Inc.†	23,976	5,059,176
Gilead Sciences, Inc.	204,741	12,366,356
Illumina, Inc.†	25,511	8,331,893
Incyte Corp.†	30,646	2,093,122
Moderna, Inc.†	57,575	8,843,520
Regeneron Pharmaceuticals, Inc.†	17,256	10,670,420
Vertex Pharmaceuticals, Inc.†	41,499	9,545,600

		79,939,513

Medical-Drugs - 4.3%

AbbVie, Inc.	288,554	42,639,624
Bristol-Myers Squibb Co.	362,291	24,878,523
Eli Lilly & Co.	129,592	32,391,520
Johnson & Johnson	429,693	70,714,577
Merck & Co., Inc.	412,286	31,572,862
Organon & Co.	41,385	1,544,902
Pfizer, Inc.	916,134	43,003,330
Zoetis, Inc.	77,224	14,954,428

		261,699,766

Medical-Generic Drugs - 0.0%

Viatris, Inc.	197,398	2,173,352

Medical-HMO - 1.8%

Anthem, Inc.	39,616	17,900,490
Centene Corp.†	95,240	7,868,729
Humana, Inc.	20,979	9,111,599
UnitedHealth Group, Inc.	153,729	73,155,019

		108,035,837

Medical-Hospitals - 0.2%

HCA Healthcare, Inc.	39,089	9,784,368
Universal Health Services, Inc., Class B	11,935	1,717,804

		11,502,172

Medical-Wholesale Drug Distribution - 0.2%

AmerisourceBergen Corp.	24,419	3,480,440
Cardinal Health, Inc.	45,994	2,484,136
McKesson Corp.	24,921	6,852,278

		12,816,854

Metal-Copper - 0.2%

Freeport-McMoRan, Inc.	239,685	11,253,211

Multimedia - 0.8%

FactSet Research Systems, Inc.	6,144	2,495,017
Paramount Global, Class B	99,027	3,031,217
Walt Disney Co.†	296,592	44,032,048

		49,558,282

Networking Products - 0.7%

Arista Networks, Inc.†	36,613	4,493,514
Cisco Systems, Inc.	688,403	38,392,235

		42,885,749

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	34,159	4,108,645
Waste Management, Inc.	62,815	9,070,486

		13,179,131

Office Automation & Equipment - 0.1%

Zebra Technologies Corp., Class A†	8,723	3,605,565

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	13,514	2,381,167

Oil Companies-Exploration & Production - 1.1%

APA Corp.	59,294	2,112,645
ConocoPhillips	215,279	20,421,366
Coterra Energy, Inc.	132,793	3,098,060
Devon Energy Corp.	102,765	6,119,656
Diamondback Energy, Inc.	27,797	3,838,766
EOG Resources, Inc.	95,499	10,974,745
Hess Corp.	44,993	4,546,992
Marathon Oil Corp.	127,073	2,866,767
Occidental Petroleum Corp.	144,823	6,333,110
Pioneer Natural Resources Co.	37,058	8,879,097

		69,191,204

Oil Companies-Integrated - 1.6%

Chevron Corp.	314,638	45,307,872
Exxon Mobil Corp.	691,004	54,188,534

		99,496,406

Oil Refining & Marketing - 0.3%

Marathon Petroleum Corp.	100,477	7,824,144
Phillips 66	71,518	6,024,677
Valero Energy Corp.	66,730	5,572,622

		19,421,443

Oil-Field Services - 0.3%

Baker Hughes Co.	142,665	4,191,498
Halliburton Co.	146,101	4,898,766
Schlumberger NV	228,938	8,983,527

		18,073,791

Paper & Related Products - 0.1%

International Paper Co.	63,209	2,751,488

Pharmacy Services - 0.6%

Cigna Corp.	54,096	12,862,947
CVS Health Corp.	215,461	22,332,533

		35,195,480

Pipelines - 0.3%

Kinder Morgan, Inc.	318,278	5,538,037
ONEOK, Inc.	72,786	4,752,926
Williams Cos., Inc.	198,318	6,203,387

		16,494,350

Power Converter/Supply Equipment - 0.1%

Generac Holdings, Inc.†	10,298	3,248,710

Publishing-Newspapers - 0.0%

News Corp., Class A	64,152	1,431,872
News Corp., Class B	19,876	445,819

		1,877,691

Racetracks - 0.0%

Penn National Gaming, Inc.†#	27,115	1,392,355

Real Estate Investment Trusts - 2.5%

Alexandria Real Estate Equities, Inc.	23,017	4,359,420
American Tower Corp.	74,333	16,863,928
AvalonBay Communities, Inc.	22,809	5,441,999
Boston Properties, Inc.	23,202	2,837,837
Crown Castle International Corp.	70,544	11,751,925
Digital Realty Trust, Inc.	46,320	6,249,494
Duke Realty Corp.	62,162	3,294,586

Equinix, Inc.	14,697	10,430,902
Equity Residential	55,701	4,751,295
Essex Property Trust, Inc.	10,624	3,369,614
Extra Space Storage, Inc.	21,854	4,111,830
Federal Realty Investment Trust	11,427	1,343,587
Healthpeak Properties, Inc.	87,988	2,732,907
Host Hotels & Resorts, Inc.†	116,545	2,129,277
Iron Mountain, Inc.	47,260	2,324,247
Kimco Realty Corp.	100,614	2,367,448
Mid-America Apartment Communities, Inc.	18,793	3,845,236
Prologis, Inc.	120,673	17,600,157
Public Storage	24,901	8,840,353
Realty Income Corp.	92,344	6,103,015
Regency Centers Corp.	25,151	1,657,199
SBA Communications Corp.	17,755	5,386,690
Simon Property Group, Inc.	53,636	7,378,168
UDR, Inc.	47,438	2,602,923
Ventas, Inc.	65,154	3,518,316
Vornado Realty Trust	25,951	1,123,159
Welltower, Inc.	71,046	5,917,421
Weyerhaeuser Co.	122,259	4,753,430

		153,086,363

Real Estate Management/Services - 0.1%

CBRE Group, Inc., Class A†	54,624	5,290,334

Rental Auto/Equipment - 0.1%

United Rentals, Inc.†	11,816	3,800,262

Respiratory Products - 0.1%

ResMed, Inc.	23,785	5,868,949

Retail-Apparel/Shoe - 0.1%

Ross Stores, Inc.	58,003	5,300,894

Retail-Auto Parts - 0.3%

Advance Auto Parts, Inc.	10,283	2,102,668
AutoZone, Inc.†	3,422	6,376,521
Genuine Parts Co.	23,246	2,839,731
O’Reilly Automotive, Inc.†	10,997	7,139,692

		18,458,612

Retail-Automobile - 0.1%

CarMax, Inc.†	26,460	2,892,872

Retail-Building Products - 1.3%

Home Depot, Inc.	172,256	54,403,613
Lowe’s Cos., Inc.	113,019	24,983,980

		79,387,593

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	36,132	3,491,796

Retail-Discount - 1.6%

Costco Wholesale Corp.	72,115	37,445,714
Dollar General Corp.	38,081	7,552,985
Dollar Tree, Inc.†	36,710	5,215,757
Target Corp.	79,658	15,913,279
Walmart, Inc.	232,121	31,373,474

		97,501,209

Retail-Drug Store - 0.1%

Walgreens Boots Alliance, Inc.	117,267	5,404,836

Retail-Gardening Products - 0.1%

Tractor Supply Co.	18,577	3,785,807

Retail-Major Department Stores - 0.2%

TJX Cos., Inc.	196,279	12,974,042

Retail-Misc./Diversified - 0.0%

Bath & Body Works, Inc.	43,151	2,302,969

Retail-Perfume & Cosmetics - 0.1%

Ulta Beauty, Inc.†	8,872	3,322,564

Retail-Restaurants - 1.1%

Chipotle Mexican Grill, Inc.†	4,592	6,995,223
Darden Restaurants, Inc.	21,184	3,076,341
Domino’s Pizza, Inc.	5,939	2,566,895
McDonald’s Corp.	121,966	29,853,618
Starbucks Corp.	192,600	17,678,754
Yum! Brands, Inc.	47,845	5,864,840

		66,035,671

Savings & Loans/Thrifts - 0.0%

People’s United Financial, Inc.	69,862	1,472,691

Semiconductor Components-Integrated Circuits - 0.9%

Analog Devices, Inc.	87,716	14,059,997
NXP Semiconductors NV	43,406	8,252,349
QUALCOMM, Inc.	182,807	31,440,976

		53,753,322

Semiconductor Equipment - 0.7%

Applied Materials, Inc.	147,376	19,777,859
KLA Corp.	24,748	8,624,678
Lam Research Corp.	22,981	12,900,384
Teradyne, Inc.	26,606	3,137,380

		44,440,301

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc.	6,539	1,336,572

Soap & Cleaning Preparation - 0.1%

Church & Dwight Co., Inc.	39,850	3,899,322

Steel-Producers - 0.1%

Nucor Corp.	46,648	6,139,810

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc.	125,364	5,064,706

Telecommunication Equipment - 0.0%

Juniper Networks, Inc.	53,076	1,793,438

Telephone-Integrated - 1.1%

AT&T, Inc.	1,165,557	27,612,045
Lumen Technologies, Inc.#	150,408	1,558,227
Verizon Communications, Inc.	675,759	36,267,986

		65,438,258

Textile-Home Furnishings - 0.0%

Mohawk Industries, Inc.†	8,955	1,260,685

Theaters - 0.0%

Live Nation Entertainment, Inc.†	22,048	2,663,839

Tobacco - 0.7%

Altria Group, Inc.	299,834	15,378,486
Philip Morris International, Inc.	254,106	25,682,493

		41,060,979

Tools-Hand Held - 0.1%

Snap-on, Inc.	8,769	1,843,068

Stanley Black & Decker, Inc.	26,610	4,329,447

		6,172,515

Toys - 0.0%

Hasbro, Inc.	21,165	2,054,063

Transport-Rail - 0.8%

CSX Corp.	362,020	12,276,098
Norfolk Southern Corp.	39,719	10,188,718
Union Pacific Corp.	104,930	25,807,534

		48,272,350

Transport-Services - 0.6%

C.H. Robinson Worldwide, Inc.	21,217	2,051,260
Expeditors International of Washington, Inc.	27,650	2,857,904
FedEx Corp.	39,891	8,866,573
United Parcel Service, Inc., Class B	119,013	25,042,715

		38,818,452

Transport-Truck - 0.1%

JB Hunt Transport Services, Inc.	13,712	2,782,576
Old Dominion Freight Line, Inc.	15,205	4,774,826

		7,557,402

Water - 0.1%

American Water Works Co., Inc.	29,631	4,476,948

Water Treatment Systems - 0.0%

Pentair PLC	27,009	1,564,091

Web Hosting/Design - 0.1%

VeriSign, Inc.†	15,773	3,371,006

Web Portals/ISP - 4.2%

Alphabet, Inc., Class A†	49,098	132,620,572
Alphabet, Inc., Class C†	45,638	123,123,109

		255,743,681

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	27,567	6,076,594

Total Long-Term Investment Securities
(cost $2,140,161,980)		6,046,263,014

SHORT-TERM INVESTMENT SECURITIES - 0.1%
U.S. Government Treasuries - 0.1%

United States Treasury Bills 0.06% due 08/11/2022(2)	$2,500,000	2,492,894
0.07% due 06/16/2022(2)	3,100,000	3,096,289
0.10% due 10/06/2022(2)	700,000	697,019

Total Short-Term Investment Securities
(cost $6,298,235)		6,286,202

REPURCHASE AGREEMENTS - 0.7%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/28/2022, to be repurchased 03/01/2022 in the amount of $43,973,000 and collateralized by $35,466,000 of United States Treasury Inflation Index Notes, bearing interest at 0.63% due 01/15/2026 and having an approximate value of $44,852,520 (cost $43,973,000)	43,973,000	43,973,000

TOTAL INVESTMENTS
(cost $2,190,433,215)	100.0%	6,096,522,216
Other assets less liabilities	0.0	2,460,756

NET ASSETS	100.0%	$6,098,982,972

†	Non-income producing security
#	The security or a portion thereof is out on loan

At February 28, 2022, the Fund had loaned securities with a total value of $5,999,260. This was secured by collateral of $6,113,365 received in the form of fixed income pooled securities securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2022
Federal Home Loan Mtg. Corp.	1.25% to 2.00%	04/25/2050 to 10/25/2050	$156,728
Federal National Mtg. Assoc.	2.00% to 3.50%	06/01/2049 to 09/01/2050	599,913
Government National Mtg. Assoc.	1.00% to 2.70%	06/20/2038 to 05/16/2053	552,071
United States Treasury Notes/Bonds	0.13% to 6.88%	03/31/2022 to 11/15/2050	4,804,653

(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
278	Long	S&P 500 E-Mini Index	March 2022	$60,138,852	$60,715,200	$576,348

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$6,046,263,014	$—	$—	$6,046,263,014
Short-Term Investment Securities	—	6,286,202	—	6,286,202
Repurchase Agreements	—	43,973,000	—	43,973,000

Total Investments at Value	$6,046,263,014	$50,259,202	$—	$6,096,522,216

Other Financial Instruments:†
Futures Contracts	$576,348	$—	$—	$576,348

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.8%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc.	23,884	$878,931
Omnicom Group, Inc.	5,034	422,302

		1,301,233

Aerospace/Defense - 0.5%

Boeing Co.†	981	201,438
General Dynamics Corp.	2,756	646,144
Lockheed Martin Corp.	1,662	720,976
Northrop Grumman Corp.	1,655	731,742
Raytheon Technologies Corp.	5,878	603,671
Teledyne Technologies, Inc.†	432	185,492

		3,089,463

Aerospace/Defense-Equipment - 0.1%

L3Harris Technologies, Inc.	3,142	792,758

Agricultural Biotech - 0.1%

Corteva, Inc.	13,075	680,292

Agricultural Chemicals - 0.1%

CF Industries Holdings, Inc.	4,812	390,686
Mosaic Co.	11,381	596,706

		987,392

Agricultural Operations - 0.3%

Archer-Daniels-Midland Co.	16,602	1,302,427
Bunge, Ltd.	5,281	552,128

		1,854,555

Airlines - 0.1%

JetBlue Airways Corp.†	22,048	336,673

Apparel Manufacturers - 0.6%

Capri Holdings, Ltd.†	6,871	465,441
Carter’s, Inc.	4,707	455,073
Columbia Sportswear Co.	3,330	308,758
Hanesbrands, Inc.	17,335	267,826
PVH Corp.	2,866	280,553
Tapestry, Inc.	16,354	668,879
Under Armour, Inc., Class A†	29,725	531,780
Under Armour, Inc., Class C†	34,802	543,955
VF Corp.	4,024	233,472

		3,755,737

Appliances - 0.1%

Whirlpool Corp.	2,127	428,101

Applications Software - 5.6%

CDK Global, Inc.	5,186	235,133
Concentrix Corp.	5,016	1,002,648
Intuit, Inc.	3,083	1,462,483
Microsoft Corp.	104,903	31,343,967
Nuance Communications, Inc.†	4,770	264,830
PTC, Inc.†	1,778	197,856
Roper Technologies, Inc.	717	321,374
ServiceNow, Inc.†	2,407	1,395,867
Smartsheet, Inc., Class A†	3,056	162,488

		36,386,646

Athletic Equipment - 0.0%

YETI Holdings, Inc.†	2,498	153,777

Athletic Footwear - 0.3%

NIKE, Inc., Class B	15,483	2,114,204

Audio/Video Products - 0.1%

Dolby Laboratories, Inc., Class A	7,657	575,041

Auto-Cars/Light Trucks - 1.4%

Ford Motor Co.	101,668	1,785,290
General Motors Co.†	8,604	401,979
Tesla, Inc.†	7,624	6,636,158

		8,823,427

Auto-Heavy Duty Trucks - 0.1%

Cummins, Inc.	3,124	637,671
PACCAR, Inc.	2,853	261,934

		899,605

Auto/Truck Parts & Equipment-Original - 0.2%

Allison Transmission Holdings, Inc.	6,590	263,205
BorgWarner, Inc.	13,335	546,868
Gentex Corp.	8,154	246,822
Lear Corp.	1,427	224,524

		1,281,419

Banks-Commercial - 0.9%

Bank OZK	6,836	321,429
Citizens Financial Group, Inc.	8,160	427,747
First Citizens BancShares, Inc., Class A	307	242,054
First Horizon Corp.	13,743	322,686
First Republic Bank	1,412	244,643
FNB Corp.	14,502	194,762
M&T Bank Corp.	1,071	195,168
Pinnacle Financial Partners, Inc.	2,712	274,129
Popular, Inc.	5,631	517,207
Regions Financial Corp.	10,439	252,520
Signature Bank	1,386	478,018
SVB Financial Group†	408	247,248
Synovus Financial Corp.	5,759	303,211
Truist Financial Corp.	11,429	711,112
Webster Financial Corp.	3,194	192,311
Western Alliance Bancorp	2,935	275,127
Wintrust Financial Corp.	3,630	360,677
Zions Bancorp NA	4,908	347,928

		5,907,977

Banks-Fiduciary - 0.2%

Bank of New York Mellon Corp.	15,339	815,268
State Street Corp.	6,285	536,299

		1,351,567

Banks-Super Regional - 0.6%

Comerica, Inc.	2,871	274,152
Fifth Third Bancorp	8,333	398,651
Huntington Bancshares, Inc.	9,786	151,879
KeyCorp	11,620	291,313
PNC Financial Services Group, Inc.	3,560	709,330
US Bancorp	8,799	497,495
Wells Fargo & Co.	32,492	1,734,098

		4,056,918

Beverages-Non-alcoholic - 0.7%

Coca-Cola Co.	22,417	1,395,234
Keurig Dr Pepper, Inc.	9,664	373,707
Monster Beverage Corp.†	9,040	762,976
PepsiCo, Inc.	13,644	2,234,068

		4,765,985

Beverages-Wine/Spirits - 0.1%

Brown-Forman Corp., Class A	3,573	218,096
Brown-Forman Corp., Class B	4,466	291,317

		509,413

Brewery - 0.2%

Boston Beer Co., Inc., Class A†	792	303,700
Constellation Brands, Inc., Class A	1,088	234,595
Molson Coors Beverage Co., Class B	16,217	846,203

		1,384,498

Broadcast Services/Program - 0.5%

Discovery, Inc., Class C†	20,405	570,728
Fox Corp., Class A	20,639	863,329
Fox Corp., Class B	18,427	705,017
Liberty Media Corp. - Liberty Formula One, Series A†	6,950	390,312
Liberty Media Corp. - Liberty Formula One, Series C†	7,663	465,374

		2,994,760

Building & Construction Products-Misc. - 0.3%

Fortune Brands Home & Security, Inc.	1,996	173,452
Louisiana-Pacific Corp.	5,622	404,503
Owens Corning	7,543	702,932
Trex Co., Inc.†	7,294	669,881

		1,950,768

Building & Construction-Misc. - 0.1%

Frontdoor, Inc.†	16,701	501,865

Building Products-Air & Heating - 0.3%

Carrier Global Corp.	12,012	539,098
Johnson Controls International PLC	15,255	990,965
Lennox International, Inc.	2,316	618,210

		2,148,273

Building Products-Cement - 0.2%

Eagle Materials, Inc.	1,531	209,487
Martin Marietta Materials, Inc.	879	333,492
MDU Resources Group, Inc.	15,287	409,233
Vulcan Materials Co.	1,198	217,377

		1,169,589

Building Products-Wood - 0.1%

Masco Corp.	11,900	666,876

Building-Heavy Construction - 0.1%

MasTec, Inc.†	5,884	463,424

Building-Maintenance & Services - 0.1%

Rollins, Inc.	22,823	744,714

Building-Mobile Home/Manufactured Housing - 0.0%

Thor Industries, Inc.	3,557	321,908

Building-Residential/Commercial - 0.4%

D.R. Horton, Inc.	3,812	325,545
Lennar Corp., Class A	6,744	606,151
Lennar Corp., Class B	5,953	449,451
NVR, Inc.†	32	158,670
PulteGroup, Inc.	7,717	383,226
Toll Brothers, Inc.	11,791	639,780

		2,562,823

Cable/Satellite TV - 0.7%

Cable One, Inc.	138	197,733
Charter Communications, Inc., Class A†	1,519	914,104
Comcast Corp., Class A	50,371	2,355,348
Liberty Broadband Corp., Class A†	2,244	324,954
Liberty Broadband Corp., Class C†	2,464	361,469
Sirius XM Holdings, Inc.#	95,215	586,524

		4,740,132

Casino Hotels - 0.1%

Boyd Gaming Corp.†	7,007	497,076
MGM Resorts International	5,141	227,695

		724,771

Cellular Telecom - 0.1%

T-Mobile US, Inc.†	4,274	526,600

Chemicals-Diversified - 0.5%

Celanese Corp.	1,819	253,350
Dow, Inc.	11,749	692,721
DuPont de Nemours, Inc.	4,705	364,026
Eastman Chemical Co.	2,659	315,012
FMC Corp.	1,603	187,952
LyondellBasell Industries NV, Class A	2,294	223,046
Olin Corp.	7,094	365,412
PPG Industries, Inc.	1,914	255,423
Westlake Chemical Corp.	5,320	586,849

		3,243,791

Chemicals-Specialty - 0.3%

Albemarle Corp.	1,535	300,691
Chemours Co.	12,599	347,732
Ecolab, Inc.	1,578	278,138
Element Solutions, Inc.	6,201	152,421
International Flavors & Fragrances, Inc.	1,246	165,718
NewMarket Corp.	493	156,656
Valvoline, Inc.	12,903	417,154

		1,818,510

Coatings/Paint - 0.3%

Axalta Coating Systems, Ltd.†	9,228	249,525
RPM International, Inc.	6,328	535,159
Sherwin-Williams Co.	4,982	1,310,914

		2,095,598

Commercial Services - 0.2%

Cintas Corp.	1,542	578,744
GXO Logistics, Inc.†	2,017	169,287
Nielsen Holdings PLC	12,343	215,015
Quanta Services, Inc.	4,176	454,933

		1,417,979

Commercial Services-Finance - 1.3%

Automatic Data Processing, Inc.	4,164	851,288
Equifax, Inc.	1,024	223,580
FleetCor Technologies, Inc.†	1,809	423,668
Global Payments, Inc.	4,763	635,289
H&R Block, Inc.	44,770	1,110,744
MarketAxess Holdings, Inc.	1,190	453,902
Moody’s Corp.	3,663	1,179,596
Morningstar, Inc.	1,670	468,686
PayPal Holdings, Inc.†	7,866	880,441
S&P Global, Inc.	4,890	1,837,311
StoneCo, Ltd., Class A†	29,731	334,176
TransUnion	1,580	143,401

		8,542,082

Communications Software - 0.1%

RingCentral, Inc., Class A†	1,914	250,428
Zoom Video Communications, Inc., Class A†	2,623	347,810

		598,238

Computer Aided Design - 0.5%

ANSYS, Inc.†	671	217,531
Aspen Technology, Inc.†	3,741	570,166
Autodesk, Inc.†	3,547	781,156
Cadence Design Systems, Inc.†	7,814	1,183,274
Synopsys, Inc.†	2,382	744,113

		3,496,240

Computer Data Security - 0.3%

Fortinet, Inc.†	3,570	1,229,936
McAfee Corp., Class A	19,092	496,201
Zscaler, Inc.†	744	177,928

		1,904,065

Computer Services - 1.7%

Accenture PLC, Class A	10,511	3,321,686
Amdocs, Ltd.	13,885	1,092,750
CACI International, Inc., Class A†	2,604	728,573
Cognizant Technology Solutions Corp., Class A	17,885	1,540,435
DXC Technology Co.†	23,239	790,823
EPAM Systems, Inc.†	1,548	321,597
Genpact, Ltd.	19,906	832,867
International Business Machines Corp.	14,664	1,796,487
Leidos Holdings, Inc.	3,080	313,667
Science Applications International Corp.	5,245	459,934

		11,198,819

Computer Software - 0.6%

Akamai Technologies, Inc.†	4,818	521,597
Citrix Systems, Inc.	6,366	652,515
Cloudflare, Inc., Class A†	3,270	380,693
Datadog, Inc., Class A†	972	156,599
Dropbox, Inc., Class A†	30,409	689,980
Nutanix, Inc., Class A†	17,308	462,123
Teradata Corp.†	25,032	1,251,350

		4,114,857

Computers - 5.7%

Apple, Inc.	212,192	35,037,143
Dell Technologies, Inc., Class C†	8,527	434,536
Hewlett Packard Enterprise Co.	42,828	681,822
HP, Inc.	25,149	864,119

		37,017,620

Computers-Integrated Systems - 0.1%

NCR Corp.†	19,885	805,740

Computers-Memory Devices - 0.2%

NetApp, Inc.	8,897	697,347
Pure Storage, Inc., Class A†	16,385	425,027
Western Digital Corp.†	3,622	184,504

		1,306,878

Consulting Services - 0.3%

Booz Allen Hamilton Holding Corp.	3,357	270,876
FTI Consulting, Inc.†	1,535	224,110
Gartner, Inc.†	4,004	1,122,802
Verisk Analytics, Inc.	1,521	269,734

		1,887,522

Consumer Products-Misc. - 0.4%

Clorox Co.	5,633	821,235
Kimberly-Clark Corp.	7,024	914,174
Reynolds Consumer Products, Inc.	7,431	221,221
Spectrum Brands Holdings, Inc.	8,384	777,867

		2,734,497

Containers-Metal/Glass - 0.2%

Ardagh Group SA#	10,044	208,664
Ball Corp.	2,924	262,400
Crown Holdings, Inc.	1,906	233,809
Silgan Holdings, Inc.	9,501	397,902

		1,102,775

Containers-Paper/Plastic - 0.4%

Amcor PLC	15,603	181,463
AptarGroup, Inc.	1,807	220,237
Berry Global Group, Inc.†	12,453	755,274
Graphic Packaging Holding Co.	9,181	188,945
Packaging Corp. of America	1,711	251,842
Sealed Air Corp.	4,345	291,680
Sonoco Products Co.	4,900	287,728
WestRock Co.	16,399	742,383

		2,919,552

Cosmetics & Toiletries - 1.2%

Colgate-Palmolive Co.	16,341	1,257,440
Estee Lauder Cos., Inc., Class A	5,224	1,548,028
Procter & Gamble Co.	30,261	4,717,387

		7,522,855

Data Processing/Management - 0.7%

Broadridge Financial Solutions, Inc.	2,260	330,434
DocuSign, Inc.†	3,787	448,494
Fair Isaac Corp.†	1,588	748,250
Fidelity National Information Services, Inc.	8,517	811,074
Fiserv, Inc.†	8,901	869,361
Jack Henry & Associates, Inc.	3,021	534,113
Paychex, Inc.	4,427	527,079

		4,268,805

Decision Support Software - 0.1%

MSCI, Inc.	690	346,166

Diagnostic Equipment - 1.0%

10X Genomics, Inc., Class A†	1,749	142,491
Danaher Corp.	6,196	1,700,244
PerkinElmer, Inc.	5,114	918,526
Thermo Fisher Scientific, Inc.	5,087	2,767,328
Waters Corp.†	2,674	846,936

		6,375,525

Diagnostic Kits - 0.5%

Hologic, Inc.†	12,848	914,392
IDEXX Laboratories, Inc.†	2,919	1,553,930
QIAGEN NV†	8,738	434,191
Quidel Corp.†	6,484	685,942

		3,588,455

Dialysis Centers - 0.1%

DaVita, Inc.†	4,206	474,311

Disposable Medical Products - 0.1%

ICU Medical, Inc.†	881	208,559
Teleflex, Inc.	562	189,006

		397,565

Distribution/Wholesale - 1.0%

Copart, Inc.†	1,828	224,624
Fastenal Co.	21,258	1,093,937
Leslie’s, Inc.†	29,890	636,956
LKQ Corp.	21,009	986,372
Pool Corp.	2,779	1,274,394
Univar Solutions, Inc.†	13,870	425,948
Watsco, Inc.	3,078	840,479
WW Grainger, Inc.	2,431	1,159,733

		6,642,443

Diversified Banking Institutions - 2.0%

Bank of America Corp.	79,934	3,533,083
Citigroup, Inc.	23,956	1,418,914
JPMorgan Chase & Co.	41,744	5,919,299
Morgan Stanley	21,089	1,913,616

		12,784,912

Diversified Manufacturing Operations - 0.9%

3M Co.	7,471	1,110,564
A.O. Smith Corp.	7,074	485,135
Carlisle Cos., Inc.	2,191	520,143
Eaton Corp. PLC	5,182	799,531
General Electric Co.	7,467	713,173
Illinois Tool Works, Inc.	3,411	737,936
ITT, Inc.	2,715	238,567
Parker-Hannifin Corp.	2,018	598,115
Textron, Inc.	7,878	576,118
Trane Technologies PLC	2,665	410,224

		6,189,506

Drug Delivery Systems - 0.1%

Becton Dickinson & Co.	1,908	517,602
DexCom, Inc.†	431	178,395

		695,997

E-Commerce/Products - 3.0%

Amazon.com, Inc.†	5,759	17,687,386
eBay, Inc.	11,128	607,478
Etsy, Inc.†	3,988	617,701
Wayfair, Inc., Class A†#	3,500	493,045

		19,405,610

E-Commerce/Services - 0.2%

Booking Holdings, Inc.†	192	417,072
Expedia Group, Inc.†	1,582	310,246
Match Group, Inc.†	4,789	533,926

		1,261,244

E-Services/Consulting - 0.1%

CDW Corp.	3,138	541,179

Electric Products-Misc. - 0.2%

AMETEK, Inc.	3,018	391,706
Emerson Electric Co.	9,458	878,838
Littelfuse, Inc.	882	227,741

		1,498,285

Electric-Distribution - 0.1%

Consolidated Edison, Inc.	4,000	343,080
Sempra Energy	1,898	273,730

		616,810

Electric-Generation - 0.0%

Constellation Energy Corp.	3,208	147,504

Electric-Integrated - 1.2%

AES Corp.	8,030	170,477
Alliant Energy Corp.	4,577	267,297
Ameren Corp.	3,279	281,830
American Electric Power Co., Inc.	3,684	333,955
Avangrid, Inc.#	4,071	182,666
CenterPoint Energy, Inc.	5,834	159,560
CMS Energy Corp.	4,381	280,428
Dominion Energy, Inc.	4,657	370,371
DTE Energy Co.	2,362	287,196
Duke Energy Corp.	6,415	644,130
Edison International	3,356	212,837
Entergy Corp.	2,252	236,933
Evergy, Inc.	4,647	290,019
Eversource Energy	3,103	253,825
Exelon Corp.	9,626	409,682
FirstEnergy Corp.	6,389	267,380
Hawaiian Electric Industries, Inc.	4,422	181,213
IDACORP, Inc.	2,125	220,894
NextEra Energy, Inc.	10,196	798,041
OGE Energy Corp.	4,771	179,151
Pinnacle West Capital Corp.	2,643	187,204
PPL Corp.	7,185	188,031
Public Service Enterprise Group, Inc.	3,843	249,142
Southern Co.	9,840	637,337
WEC Energy Group, Inc.	3,111	282,728
Xcel Energy, Inc.	4,382	295,040

		7,867,367

Electronic Components-Misc. - 0.2%

Garmin, Ltd.	5,255	580,362
Hubbell, Inc.	1,522	271,296
Jabil, Inc.	2,549	147,358
nVent Electric PLC	7,973	270,524
Sensata Technologies Holding PLC†	4,742	274,609

		1,544,149

Electronic Components-Semiconductors - 3.6%

Advanced Micro Devices, Inc.†	21,124	2,605,434
Broadcom, Inc.	5,173	3,038,827
Intel Corp.	66,049	3,150,537
Marvell Technology, Inc.	4,841	330,786
Microchip Technology, Inc.	6,006	422,402

Micron Technology, Inc.	9,335	829,508
Monolithic Power Systems, Inc.	956	438,517
NVIDIA Corp.	33,488	8,166,049
ON Semiconductor Corp.†	18,197	1,139,314
Qorvo, Inc.†	3,734	510,737
Skyworks Solutions, Inc.	3,097	427,912
Texas Instruments, Inc.	12,446	2,115,696

		23,175,719

Electronic Connectors - 0.1%

Amphenol Corp., Class A	4,845	368,268

Electronic Forms - 0.5%

Adobe, Inc.†	6,332	2,961,350

Electronic Measurement Instruments - 0.4%

Agilent Technologies, Inc.	5,655	737,186
Fortive Corp.	3,978	257,575
Keysight Technologies, Inc.†	5,029	791,414
National Instruments Corp.	18,271	733,580
Trimble, Inc.†	3,093	215,737

		2,735,492

Electronic Parts Distribution - 0.3%

Arrow Electronics, Inc.†	9,263	1,128,975
Avnet, Inc.	6,657	280,060
TD SYNNEX Corp.	5,510	561,083

		1,970,118

Electronic Security Devices - 0.1%

Allegion PLC	3,598	412,043

Engineering/R&D Services - 0.2%

AECOM	9,739	707,636
Jacobs Engineering Group, Inc.	2,696	331,608

		1,039,244

Enterprise Software/Service - 1.5%

Atlassian Corp. PLC, Class A†	3,613	1,104,567
Black Knight, Inc.†	5,816	326,801
Guidewire Software, Inc.†	2,103	185,380
HubSpot, Inc.†	1,371	719,775
Manhattan Associates, Inc.†	6,471	865,043
New Relic, Inc.†	3,895	258,005
Oracle Corp.	24,058	1,827,686
Pegasystems, Inc.	4,890	426,017
salesforce.com, Inc.†	8,157	1,717,293
SS&C Technologies Holdings, Inc.	12,937	969,887
Tyler Technologies, Inc.†	624	267,234
Veeva Systems, Inc., Class A†	2,079	476,195
Workday, Inc., Class A†	2,185	500,474

		9,644,357

Entertainment Software - 0.3%

Activision Blizzard, Inc.	5,575	454,363
Electronic Arts, Inc.	4,681	608,951
Playtika Holding Corp.†	37,995	782,697
Take-Two Interactive Software, Inc.†	1,602	259,524

		2,105,535

Filtration/Separation Products - 0.1%

Donaldson Co., Inc.	8,896	482,786

Finance-Auto Loans - 0.1%

Ally Financial, Inc.	15,569	776,893
Credit Acceptance Corp.†	376	206,845

		983,738

Finance-Consumer Loans - 0.2%

OneMain Holdings, Inc.	14,182	722,999
Synchrony Financial	13,459	575,776
Upstart Holdings, Inc.†#	1,380	218,026

		1,516,801

Finance-Credit Card - 1.5%

Alliance Data Systems Corp.	15,572	1,050,332
American Express Co.	3,920	762,597
Capital One Financial Corp.	6,634	1,016,793
Discover Financial Services	3,902	481,663
Mastercard, Inc., Class A	8,565	3,090,423
Visa, Inc., Class A	13,833	2,989,588
Western Union Co.	18,784	341,493

		9,732,889

Finance-Investment Banker/Broker - 0.7%

Charles Schwab Corp.	13,701	1,157,186
Evercore, Inc., Class A	4,663	592,248
Interactive Brokers Group, Inc., Class A	2,073	137,191
Jefferies Financial Group, Inc.	30,687	1,090,616
Lazard, Ltd., Class A	12,212	422,291
Tradeweb Markets, Inc., Class A	3,352	283,177
Virtu Financial, Inc., Class A	24,804	870,124

		4,552,833

Finance-Mortgage Loan/Banker - 0.0%

Rocket Cos., Inc., Class A#	24,219	312,667

Finance-Other Services - 0.3%

Cboe Global Markets, Inc.	1,639	192,238
CME Group, Inc.	2,327	550,405
Intercontinental Exchange, Inc.	3,519	450,854
Nasdaq, Inc.	1,777	304,134
SEI Investments Co.	7,031	411,876

		1,909,507

Financial Guarantee Insurance - 0.1%

Assured Guaranty, Ltd.	3,132	194,090
MGIC Investment Corp.	11,437	173,614

		367,704

Food-Baking - 0.2%

Flowers Foods, Inc.	36,954	1,012,909

Food-Confectionery - 0.4%

Hershey Co.	5,216	1,054,988
J.M. Smucker Co.	6,254	842,727
Mondelez International, Inc., Class A	7,577	496,142

		2,393,857

Food-Flour & Grain - 0.0%

Seaboard Corp.	44	169,817

Food-Meat Products - 0.2%

Hormel Foods Corp.	6,242	297,369
Tyson Foods, Inc., Class A	12,904	1,195,684

		1,493,053

Food-Misc./Diversified - 0.7%

Campbell Soup Co.	5,454	245,266
Conagra Brands, Inc.	18,533	648,099
General Mills, Inc.	7,709	519,818
Hain Celestial Group, Inc.†	11,060	402,142
Ingredion, Inc.	7,846	696,254
Kellogg Co.	4,766	304,738
Kraft Heinz Co.	23,340	915,395
McCormick & Co., Inc.	3,526	335,569
Post Holdings, Inc.†	5,621	590,992

		4,658,273

Food-Retail - 0.6%

Albertsons Cos., Inc., Class A	49,755	1,450,358
Grocery Outlet Holding Corp.†#	9,442	262,582
Kroger Co.	52,450	2,454,660

		4,167,600

Food-Wholesale/Distribution - 0.1%

Sysco Corp.	5,966	519,639

Footwear & Related Apparel - 0.0%

Skechers U.S.A., Inc., Class A†	6,356	292,249

Funeral Services & Related Items - 0.1%

Service Corp. International	15,605	949,564

Gas-Distribution - 0.3%

Atmos Energy Corp.	2,375	260,799
National Fuel Gas Co.	3,650	227,176
NiSource, Inc.	8,506	246,079
UGI Corp.	24,303	934,207

		1,668,261

Gold Mining - 0.0%

Newmont Corp.	3,773	249,773

Hazardous Waste Disposal - 0.0%

Stericycle, Inc.†	4,011	234,082

Healthcare Safety Devices - 0.0%

Tandem Diabetes Care, Inc.†	2,347	264,343

Home Decoration Products - 0.1%

Newell Brands, Inc.	15,736	373,730

Home Furnishings - 0.1%

Tempur Sealy International, Inc.	17,609	581,273

Hotels/Motels - 0.1%

Choice Hotels International, Inc.	1,223	176,540
Hilton Worldwide Holdings, Inc.†	1,607	239,218
Travel & Leisure Co.	4,408	247,068
Wyndham Hotels & Resorts, Inc.	2,438	210,668

		873,494

Human Resources - 0.3%

ManpowerGroup, Inc.	4,600	488,888
Robert Half International, Inc.	11,142	1,340,271

		1,829,159

Independent Power Producers - 0.3%

NRG Energy, Inc.	29,834	1,128,918
Vistra Corp.	34,591	789,367

		1,918,285

Industrial Automated/Robotic - 0.2%

Cognex Corp.	4,077	275,442
Colfax Corp.†	5,939	238,807
Rockwell Automation, Inc.	2,057	548,355

		1,062,604

Industrial Gases - 0.0%

Air Products & Chemicals, Inc.	1,015	239,844

Instruments-Controls - 0.3%

Honeywell International, Inc.	3,567	676,838
Mettler-Toledo International, Inc.†	796	1,121,357

		1,798,195

Insurance Brokers - 0.5%

Aon PLC, Class A	4,551	1,329,529
Arthur J. Gallagher & Co.	4,359	689,550
Brown & Brown, Inc.	5,466	369,557
Marsh & McLennan Cos., Inc.	6,495	1,009,388

		3,398,024

Insurance-Life/Health - 0.3%

Aflac, Inc.	9,153	559,157
Primerica, Inc.	1,666	216,397
Principal Financial Group, Inc.	4,995	352,847
Prudential Financial, Inc.	3,249	362,783
Unum Group	11,560	322,755
Voya Financial, Inc.#	3,577	240,911

		2,054,850

Insurance-Multi-line - 0.6%

Allstate Corp.	8,118	993,319
American Financial Group, Inc.	2,300	311,397
Chubb, Ltd.	3,780	769,759
Cincinnati Financial Corp.	2,593	318,394
Hartford Financial Services Group, Inc.	3,337	231,855
Loews Corp.	3,841	235,607
MetLife, Inc.	12,699	857,817

		3,718,148

Insurance-Property/Casualty - 2.1%

Alleghany Corp.†	224	148,270
Arch Capital Group, Ltd.†	4,295	202,337
Assurant, Inc.	1,489	252,698
Berkshire Hathaway, Inc., Class B†	27,634	8,882,949
Erie Indemnity Co., Class A	2,451	429,170
Fidelity National Financial, Inc.	6,182	294,511
First American Financial Corp.	4,646	311,468
Hanover Insurance Group, Inc.	1,845	257,396
Markel Corp.†	155	192,651
Mercury General Corp.	9,595	527,725
Old Republic International Corp.	14,155	372,984
Progressive Corp.	8,620	913,117
Travelers Cos., Inc.	3,861	663,436
White Mountains Insurance Group, Ltd.	196	205,839
WR Berkley Corp.	1,955	176,537

		13,831,088

Insurance-Reinsurance - 0.0%

RenaissanceRe Holdings, Ltd.	1,634	246,375

Internet Application Software - 0.1%

Anaplan, Inc.†	8,989	425,809
Zendesk, Inc.†	4,221	492,464

		918,273

Internet Content-Entertainment - 1.4%

Meta Platforms, Inc., Class A†	34,371	7,253,312
Netflix, Inc.†	3,410	1,345,313
Pinterest, Inc., Class A†	11,825	316,319
Roku, Inc.†	1,338	186,691
Spotify Technology SA†	1,251	195,394

		9,297,029

Internet Infrastructure Software - 0.1%

F5, Inc.†	3,242	651,156

Internet Security - 0.2%

NortonLifeLock, Inc.	16,224	470,171
Palo Alto Networks, Inc.†#	1,571	933,567

		1,403,738

Investment Management/Advisor Services - 0.9%

Affiliated Managers Group, Inc.	1,593	220,407
Ameriprise Financial, Inc.	2,740	821,425
Apollo Global Management, Inc.	9,302	607,048
BlackRock, Inc.	1,092	812,328
Invesco, Ltd.	25,528	542,215
Janus Henderson Group PLC	3,641	122,228
LPL Financial Holdings, Inc.	5,164	934,426
Raymond James Financial, Inc.	3,901	427,745
Stifel Financial Corp.	3,685	270,847
T. Rowe Price Group, Inc.	5,726	827,751

		5,586,420

Lighting Products & Systems - 0.1%

Acuity Brands, Inc.	4,700	857,139

Machine Tools & Related Products - 0.1%

Lincoln Electric Holdings, Inc.	4,553	580,325

Machinery-Construction & Mining - 0.2%

Caterpillar, Inc.	4,232	793,839
Oshkosh Corp.	5,653	627,709

		1,421,548

Machinery-Electrical - 0.1%

Regal Rexnord Corp.	1,196	191,779
Vertiv Holdings Co.	16,701	217,447

		409,226

Machinery-Farming - 0.3%

AGCO Corp.	1,178	141,549
Deere & Co.	2,916	1,049,818
Toro Co.	8,751	820,931

		2,012,298

Machinery-General Industrial - 0.4%

Gates Industrial Corp. PLC†	30,664	485,718
IDEX Corp.	1,443	276,912
Middleby Corp.†	1,979	351,510
Nordson Corp.	1,533	347,209
Otis Worldwide Corp.	7,320	573,375
Westinghouse Air Brake Technologies Corp.	5,002	464,286

		2,499,010

Machinery-Pumps - 0.3%

Curtiss-Wright Corp.	1,760	259,635
Dover Corp.	3,321	520,932
Graco, Inc.	9,552	688,604
Ingersoll Rand, Inc.	7,675	387,741
Xylem, Inc.	3,407	303,053

		2,159,965

Medical Information Systems - 0.2%

Cerner Corp.	13,562	1,264,656

Medical Instruments - 0.5%

Bio-Techne Corp.	736	308,686
Boston Scientific Corp.†	6,851	302,608
Bruker Corp.	3,378	237,710
Edwards Lifesciences Corp.†	11,171	1,255,285
Intuitive Surgical, Inc.†	1,869	542,627
Medtronic PLC	8,189	859,763

		3,506,679

Medical Labs & Testing Services - 0.6%

Catalent, Inc.†	1,611	164,387
Charles River Laboratories International, Inc.†	1,552	451,880
IQVIA Holdings, Inc.†	2,005	461,391
Laboratory Corp. of America Holdings†	3,942	1,069,307
Quest Diagnostics, Inc.	6,548	859,556
Syneos Health, Inc.†	7,457	590,594

		3,597,115

Medical Products - 1.3%

Abbott Laboratories	18,389	2,218,081
ABIOMED, Inc.†	2,481	770,946
Align Technology, Inc.†	1,237	632,676
Baxter International, Inc.	4,167	354,070
Cooper Cos., Inc.	683	279,361
Envista Holdings Corp.†	6,689	321,072
Globus Medical, Inc., Class A†	3,891	273,615
Henry Schein, Inc.†	10,640	919,083
Masimo Corp.†	2,661	418,974
Novocure, Ltd.†#	3,311	271,039
Penumbra, Inc.†	2,216	491,376
STERIS PLC	1,380	331,200
Stryker Corp.	1,603	422,150
West Pharmaceutical Services, Inc.	1,764	682,809

		8,386,452

Medical-Biomedical/Gene - 1.4%

Amgen, Inc.	6,919	1,567,015
Bio-Rad Laboratories, Inc., Class A†	509	318,614
Biogen, Inc.†	4,568	963,894
Exelixis, Inc.†	17,733	364,058
Gilead Sciences, Inc.	18,145	1,095,958
Incyte Corp.†	10,830	739,689
Moderna, Inc.†	3,608	554,189
Regeneron Pharmaceuticals, Inc.†	1,012	625,780
Sage Therapeutics, Inc.†	15,091	548,860
Seagen, Inc.†	2,700	347,949
United Therapeutics Corp.†	3,532	587,018
Vertex Pharmaceuticals, Inc.†	5,098	1,172,642

		8,885,666

Medical-Drugs - 3.2%

AbbVie, Inc.	25,205	3,724,543
Bristol-Myers Squibb Co.	30,906	2,122,315
Eli Lilly & Co.	10,730	2,681,964
Jazz Pharmaceuticals PLC†	5,177	711,423
Johnson & Johnson	36,578	6,019,641
Merck & Co., Inc.	23,698	1,814,793
Pfizer, Inc.	58,982	2,768,615
Zoetis, Inc.	5,367	1,039,320

		20,882,614

Medical-Generic Drugs - 0.2%

Perrigo Co. PLC	7,947	282,277
Viatris, Inc.	77,967	858,417

		1,140,694

Medical-HMO - 1.8%

Anthem, Inc.	4,457	2,013,895
Centene Corp.†	17,247	1,424,947
Humana, Inc.	2,084	905,123
Molina Healthcare, Inc.†	2,481	761,345
UnitedHealth Group, Inc.	14,162	6,739,271

		11,844,581

Medical-Hospitals - 0.2%

Acadia Healthcare Co., Inc.†	7,659	434,342
HCA Healthcare, Inc.	3,118	780,467
Universal Health Services, Inc., Class B	1,879	270,444

		1,485,253

Medical-Outpatient/Home Medical - 0.2%

Amedisys, Inc.†	2,951	472,868
Chemed Corp.	1,548	740,393

		1,213,261

Medical-Wholesale Drug Distribution - 0.3%

AmerisourceBergen Corp.	3,098	441,558
Cardinal Health, Inc.	9,632	520,224
McKesson Corp.	2,856	785,286
Premier, Inc., Class A	5,730	205,936

		1,953,004

Metal Processors & Fabrication - 0.1%

Timken Co.	8,892	582,960

Metal-Aluminum - 0.1%

Alcoa Corp.	6,804	512,613

Metal-Copper - 0.2%

Freeport-McMoRan, Inc.	18,066	848,199
Southern Copper Corp.	4,909	340,635

		1,188,834

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	14,710	607,523

Multimedia - 0.4%

FactSet Research Systems, Inc.	2,200	893,398
Paramount Global, Class A#	7,239	246,488
Walt Disney Co.†	11,910	1,768,159

		2,908,045

Networking Products - 0.5%

Arista Networks, Inc.†	3,060	375,554
Cisco Systems, Inc.	51,164	2,853,416

		3,228,970

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	3,350	402,938
Waste Management, Inc.	4,296	620,342

		1,023,280

Office Automation & Equipment - 0.2%

Xerox Holdings Corp.	19,780	389,864
Zebra Technologies Corp., Class A†	1,882	777,906

		1,167,770

Office Supplies & Forms - 0.1%

Avery Dennison Corp.	2,456	432,747

Oil Companies-Exploration & Production - 0.5%

APA Corp.	10,081	359,186
ConocoPhillips	7,315	693,901
Continental Resources, Inc.#	5,273	292,282
Devon Energy Corp.	4,936	293,939
EOG Resources, Inc.	2,291	263,282
Marathon Oil Corp.	22,003	496,388
Occidental Petroleum Corp.	8,047	351,895
Pioneer Natural Resources Co.	1,267	303,573

		3,054,446

Oil Companies-Integrated - 0.7%

Chevron Corp.	12,249	1,763,856
Exxon Mobil Corp.	35,606	2,792,222

		4,556,078

Oil Field Machinery & Equipment - 0.1%

NOV, Inc.	29,575	507,211

Oil Refining & Marketing - 0.0%

Marathon Petroleum Corp.	3,557	276,984

Oil-Field Services - 0.1%

Baker Hughes Co.	6,827	200,577
Halliburton Co.	8,875	297,579

		498,156

Paper & Related Products - 0.1%

International Paper Co.	11,656	507,386

Pastoral & Agricultural - 0.1%

Darling Ingredients, Inc.†	4,640	336,307

Patient Monitoring Equipment - 0.0%

Insulet Corp.†	598	158,285

Pharmacy Services - 0.6%

Cigna Corp.	5,635	1,339,890
CVS Health Corp.	24,055	2,493,301

		3,833,191

Physical Therapy/Rehabilitation Centers - 0.0%

Encompass Health Corp.	2,379	157,062

Pipelines - 0.4%

Antero Midstream Corp.	27,751	278,620
Cheniere Energy, Inc.	5,863	779,193
Kinder Morgan, Inc.	15,204	264,550
Targa Resources Corp.	16,993	1,110,832
Williams Cos., Inc.	11,241	351,618

		2,784,813

Poultry - 0.1%

Pilgrim’s Pride Corp.†	23,083	544,297

Power Converter/Supply Equipment - 0.0%

Generac Holdings, Inc.†	999	315,155

Private Equity - 0.4%

Ares Management Corp., Class A	5,031	407,964
Blackstone, Inc., Class A	9,553	1,217,721
Carlyle Group, Inc.	3,587	168,123
KKR & Co., Inc., Class A	12,296	739,235

		2,533,043

Professional Sports - 0.0%

Madison Square Garden Sports Corp.†	1,303	225,419

Protection/Safety - 0.0%

ADT, Inc.	31,662	231,449

Publishing-Newspapers - 0.3%

New York Times Co., Class A	13,148	578,380
News Corp., Class A	25,911	578,334
News Corp., Class B	27,148	608,930

		1,765,644

Racetracks - 0.1%

Penn National Gaming, Inc.†#	9,023	463,331

Radio - 0.2%

Liberty Media Corp. - Liberty SiriusXM, Series A†	15,012	756,004
Liberty Media Corp. - Liberty SiriusXM, Series C†	15,662	788,112

		1,544,116

Real Estate Investment Trusts - 2.2%

AGNC Investment Corp.	37,905	489,354
Alexandria Real Estate Equities, Inc.	1,373	260,046
American Homes 4 Rent, Class A	5,902	224,335
American Tower Corp.	2,329	528,380
Annaly Capital Management, Inc.	52,947	368,511
AvalonBay Communities, Inc.	1,708	407,512
Brixmor Property Group, Inc.	8,790	220,805
Camden Property Trust	2,323	383,550
Cousins Properties, Inc.	3,840	148,339
Crown Castle International Corp.	2,746	457,456
CubeSmart	9,633	464,407
CyrusOne, Inc.	2,323	209,883
Digital Realty Trust, Inc.	2,977	401,657
Duke Realty Corp.	5,987	317,311
Equinix, Inc.	431	305,894
Equity LifeStyle Properties, Inc.	3,264	243,560
Equity Residential	4,237	361,416
Essex Property Trust, Inc.	762	241,684
Extra Space Storage, Inc.	3,066	576,868
First Industrial Realty Trust, Inc.	3,633	209,188
Gaming and Leisure Properties, Inc.	4,746	215,516
Healthpeak Properties, Inc.	4,405	136,819
Hudson Pacific Properties, Inc.	11,117	293,489
Invitation Homes, Inc.	6,616	250,085
Iron Mountain, Inc.	7,228	355,473
Kilroy Realty Corp.	4,058	290,634
Lamar Advertising Co., Class A	1,391	151,702
Life Storage, Inc.	4,206	532,438
Mid-America Apartment Communities, Inc.	1,727	353,361
Prologis, Inc.	5,696	830,762
Public Storage	2,242	795,955
Rayonier, Inc.	4,068	161,500
Realty Income Corp.	4,794	316,835
Regency Centers Corp.	2,705	178,232
Rexford Industrial Realty, Inc.	3,086	216,421
SBA Communications Corp.	719	218,137
Simon Property Group, Inc.	1,797	247,195
SL Green Realty Corp.#	5,747	457,001
Starwood Property Trust, Inc.	6,258	149,191
Sun Communities, Inc.	1,424	257,744
UDR, Inc.	4,926	270,290
VICI Properties, Inc.	9,731	272,079
Welltower, Inc.	1,945	161,999
Weyerhaeuser Co.	13,179	512,399
WP Carey, Inc.	1,919	148,531

		14,593,944

Real Estate Management/Services - 0.4%

CBRE Group, Inc., Class A†	9,202	891,214
Jones Lang LaSalle, Inc.†	6,054	1,490,616

		2,381,830

Recreational Vehicles - 0.1%

Brunswick Corp.	2,597	248,065
Polaris, Inc.#	4,699	570,976

		819,041

Rental Auto/Equipment - 0.1%

AMERCO	843	486,925
United Rentals, Inc.†	420	135,081

		622,006

Resorts/Theme Parks - 0.1%

Marriott Vacations Worldwide Corp.	2,828	454,375
Vail Resorts, Inc.	660	171,963

		626,338

Respiratory Products - 0.1%

ResMed, Inc.	3,400	838,950

Retail-Apparel/Shoe - 0.3%

Burlington Stores, Inc.†	1,088	245,768
Foot Locker, Inc.	14,575	460,862
Gap, Inc.	18,446	268,389
Lululemon Athletica, Inc.†	2,930	937,424
Victoria’s Secret & Co.†	4,389	235,382

		2,147,825

Retail-Auto Parts - 0.8%

Advance Auto Parts, Inc.	5,023	1,027,103
AutoZone, Inc.†	806	1,501,892
Genuine Parts Co.	8,049	983,266
O’Reilly Automotive, Inc.†	2,478	1,608,817

		5,121,078

Retail-Automobile - 0.4%

AutoNation, Inc.†	11,602	1,330,285
Lithia Motors, Inc.	1,560	531,679
Penske Automotive Group, Inc.	10,864	1,067,823

		2,929,787

Retail-Building Products - 1.2%

Home Depot, Inc.	15,694	4,956,636
Lowe’s Cos., Inc.	12,399	2,740,923

		7,697,559

Retail-Catalog Shopping - 0.2%

MSC Industrial Direct Co., Inc., Class A	11,109	860,725
Qurate Retail, Inc., Series A	88,265	486,340

		1,347,065

Retail-Consumer Electronics - 0.2%

Best Buy Co., Inc.	11,142	1,076,763

Retail-Convenience Store - 0.1%

Casey’s General Stores, Inc.	3,951	743,104

Retail-Discount - 1.6%

Costco Wholesale Corp.	4,925	2,557,306
Dollar General Corp.	4,797	951,437
Dollar Tree, Inc.†	6,285	892,973
Ollie’s Bargain Outlet Holdings, Inc.†	4,259	183,904
Target Corp.	12,513	2,499,722
Walmart, Inc.	23,787	3,215,051

		10,300,393

Retail-Drug Store - 0.1%

Walgreens Boots Alliance, Inc.	16,790	773,851

Retail-Floor Coverings - 0.1%

Floor & Decor Holdings, Inc., Class A†	4,973	475,518

Retail-Gardening Products - 0.2%

Tractor Supply Co.	6,747	1,374,971

Retail-Home Furnishings - 0.1%

Williams-Sonoma, Inc.	5,638	816,721

Retail-Major Department Stores - 0.1%

Nordstrom, Inc.†#	7,326	151,941
TJX Cos., Inc.	6,003	396,799

		548,740

Retail-Misc./Diversified - 0.2%

Bath & Body Works, Inc.	13,167	702,723
Five Below, Inc.†	1,723	281,900
GameStop Corp., Class A†	1,832	225,959

		1,210,582

Retail-Perfume & Cosmetics - 0.1%

Ulta Beauty, Inc.†	1,545	578,602

Retail-Pet Food & Supplies - 0.1%

Petco Health & Wellness Co., Inc.†#	24,457	428,487

Retail-Regional Department Stores - 0.2%

Kohl’s Corp.	18,235	1,014,231

Retail-Restaurants - 0.9%

Chipotle Mexican Grill, Inc.†	192	292,483
Darden Restaurants, Inc.	1,737	252,247
Domino’s Pizza, Inc.	2,709	1,170,857
McDonald’s Corp.	5,758	1,409,386
Starbucks Corp.	8,938	820,419
Wendy’s Co.	15,360	349,287
Yum China Holdings, Inc.	10,069	523,789
Yum! Brands, Inc.	8,704	1,066,936

		5,885,404

Retail-Sporting Goods - 0.2%

Dick’s Sporting Goods, Inc.#	13,585	1,426,425

Savings & Loans/Thrifts - 0.1%

New York Community Bancorp, Inc.	17,008	196,272
TFS Financial Corp.	9,616	165,107

		361,379

Schools - 0.1%

Grand Canyon Education, Inc.†	5,949	516,552

Semiconductor Components-Integrated Circuits - 0.7%

Analog Devices, Inc.	3,966	635,710
Cirrus Logic, Inc.†	13,057	1,134,262
NXP Semiconductors NV	1,203	228,714
QUALCOMM, Inc.	16,553	2,846,951

		4,845,637

Semiconductor Equipment - 0.9%

Allegro MicroSystems, Inc.†	16,445	471,478
Applied Materials, Inc.	15,315	2,055,273
Entegris, Inc.	2,333	304,410
KLA Corp.	2,046	713,031
Lam Research Corp.	1,531	859,427
MKS Instruments, Inc.	3,100	466,860
Teradyne, Inc.	6,362	750,207

		5,620,686

Shipbuilding - 0.1%

Huntington Ingalls Industries, Inc.	2,996	612,382

Soap & Cleaning Preparation - 0.1%

Church & Dwight Co., Inc.	4,268	417,624

Software Tools - 0.2%

VMware, Inc., Class A	9,268	1,087,322

Steel Pipe & Tube - 0.0%

Valmont Industries, Inc.	640	138,528

Steel-Producers - 0.4%

Cleveland-Cliffs, Inc.†	13,601	304,118
Nucor Corp.	4,198	552,541
Reliance Steel & Aluminum Co.	5,541	1,057,611
Steel Dynamics, Inc.	4,833	341,113
United States Steel Corp.	14,958	407,007

		2,662,390

Telecom Equipment-Fiber Optics - 0.1%

Ciena Corp.†	7,264	497,003
Corning, Inc.	7,431	300,212

		797,215

Telecom Services - 0.0%

Switch, Inc., Class A	9,918	258,066

Telecommunication Equipment - 0.1%

Juniper Networks, Inc.	10,290	347,699

Telephone-Integrated - 0.6%

AT&T, Inc.	68,028	1,611,583
Lumen Technologies, Inc.#	38,482	398,674
Verizon Communications, Inc.	39,776	2,134,778

		4,145,035

Television - 0.2%

Nexstar Media Group, Inc., Class A	5,386	996,679
World Wrestling Entertainment, Inc., Class A#	5,282	313,012

		1,309,691

Textile-Home Furnishings - 0.1%

Mohawk Industries, Inc.†	2,923	411,500

Tobacco - 0.4%

Altria Group, Inc.	13,711	703,237
Philip Morris International, Inc.	21,945	2,217,981

		2,921,218

Tools-Hand Held - 0.2%

MSA Safety, Inc.	1,538	213,936
Snap-on, Inc.	2,547	535,329
Stanley Black & Decker, Inc.	1,482	241,121

		990,386

Toys - 0.1%

Hasbro, Inc.	2,396	232,532
Mattel, Inc.†	27,265	681,079

		913,611

Transport-Marine - 0.1%

Kirby Corp.†	8,611	561,007

Transport-Rail - 0.3%

CSX Corp.	13,194	447,409
Norfolk Southern Corp.	1,666	427,362
Union Pacific Corp.	3,162	777,694

		1,652,465

Transport-Services - 0.7%

C.H. Robinson Worldwide, Inc.	8,257	798,287
Expeditors International of Washington, Inc.	4,830	499,229
FedEx Corp.	3,418	759,719
Ryder System, Inc.	15,422	1,215,870
United Parcel Service, Inc., Class B	6,371	1,340,586

		4,613,691

Transport-Truck - 0.5%

JB Hunt Transport Services, Inc.	1,756	356,345
Knight-Swift Transportation Holdings, Inc.	18,546	1,010,386
Landstar System, Inc.	5,872	906,696
Old Dominion Freight Line, Inc.	1,568	492,399
Schneider National, Inc., Class B	10,400	271,648
XPO Logistics, Inc.†	2,930	212,952

		3,250,426

Vitamins & Nutrition Products - 0.1%

Herbalife Nutrition, Ltd.†	18,002	640,511

Water - 0.1%

American Water Works Co., Inc.	1,828	276,192
Essential Utilities, Inc.	4,808	226,505

		502,697

Water Treatment Systems - 0.1%

Pentair PLC	6,924	400,969

Web Hosting/Design - 0.2%

GoDaddy, Inc., Class A†	4,961	413,797
VeriSign, Inc.†	4,961	1,060,265

		1,474,062

Web Portals/ISP - 3.5%

Alphabet, Inc., Class A†	4,310	11,641,913
Alphabet, Inc., Class C†	4,040	10,899,193

		22,541,106

Wireless Equipment - 0.2%

Motorola Solutions, Inc.	2,807	618,747
Ubiquiti, Inc.	2,590	657,575

		1,276,322

Total Common Stocks
(cost $512,242,116)		642,546,784

EXCHANGE-TRADED FUNDS - 1.0%

Vanguard Russell 1000 ETF (cost $6,681,206)	32,633	6,547,811

Total Long-Term Investment Securities
(cost $518,923,322)		649,094,595

SHORT-TERM INVESTMENT SECURITIES - 0.5%
Registered Investment Companies - 0.5%

State Street Navigator Securities Lending Government Money Market Portfolio 0.06%(1)(2) (cost $3,550,719)	3,550,719	3,550,719

TOTAL INVESTMENTS
(cost $522,474,041)	100.3%	652,645,314
Liabilities in excess of other assets	(0.3)	(2,182,089)

NET ASSETS	100.0%	$650,463,225

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 28, 2022.
(2)

At February 28, 2022, the Fund had loaned securities with a total value of $8,293,953. This was secured by collateral of $3,550,719, which was received in cash and subsequently invested in short-term investments currently valued at $3,550,719 as reported in the Portfolio of Investments. Additional collateral of $4,753,056 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2022
Federal Home Loan Mtg. Corp.	1.25% to 2.00%	04/25/2050 to 10/25/2050	$155,132
Federal National Mtg. Assoc.	2.00% to 3.50%	06/01/2049 to 09/01/2050	593,807
Government National Mtg. Assoc.	1.00% to 2.70%	06/20/2038 to 05/16/2053	546,452
United States Treasury Bills	0.00%	03/03/2022 to 07/28/2022	12,877
United States Treasury Notes/Bonds	0.13% to 6.88%	03/31/2022 to 11/15/2051	3,444,788

ETF	- Exchange-Traded Funds

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Containers - Metal/Glass	$894,111	$208,664	$—	$1,102,775
Other Industries	641,444,009	—	—	641,444,009
Exchange-Traded Funds	6,547,811	—	—	6,547,811
Short-Term Investment Securities	3,550,719	—	—	3,550,719

Total Investments at Value	$652,436,650	$208,664	$—	$652,645,314

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Systematic Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.0%
Advertising Agencies - 1.3%

Omnicom Group, Inc.	76,018	$6,377,150

Aerospace/Defense - 3.2%

General Dynamics Corp.	17,739	4,158,909
Raytheon Technologies Corp.	79,848	8,200,390
TransDigm Group, Inc.†	5,394	3,595,586

		15,954,885

Applications Software - 0.1%

Jamf Holding Corp.†#	22,046	754,194

Auto Repair Centers - 0.1%

Driven Brands Holdings, Inc.†	13,097	384,659

Auto/Truck Parts & Equipment-Original - 0.9%

BorgWarner, Inc.	68,215	2,797,497
Lear Corp.	11,081	1,743,485

		4,540,982

Banks-Fiduciary - 0.6%

Bank of New York Mellon Corp.	57,488	3,055,487

Banks-Super Regional - 1.5%

KeyCorp	202,926	5,087,355
US Bancorp	44,799	2,532,935

		7,620,290

Beverages-Non-alcoholic - 2.5%

Coca-Cola Co.	2,832	176,264
Keurig Dr Pepper, Inc.	88,977	3,440,741
Monster Beverage Corp.†	46,191	3,898,520
PepsiCo, Inc.	31,904	5,223,961

		12,739,486

Broadcast Services/Program - 0.3%

Discovery, Inc., Class A†	12,321	345,604
Discovery, Inc., Class C†	47,264	1,321,974

		1,667,578

Building & Construction Products-Misc. - 0.1%

Hayward Holdings, Inc.†	15,157	271,159

Building & Construction-Misc. - 0.3%

Frontdoor, Inc.†	50,338	1,512,657

Building-Maintenance & Services - 0.1%

Rollins, Inc.	10,788	352,012

Building-Mobile Home/Manufactured Housing - 0.3%

Thor Industries, Inc.	16,577	1,500,218

Building-Residential/Commercial - 0.9%

D.R. Horton, Inc.	40,436	3,453,235
NVR, Inc.†	228	1,130,524

		4,583,759

Chemicals-Diversified - 0.8%

LyondellBasell Industries NV, Class A	36,323	3,531,685
Westlake Chemical Corp.	2,443	269,488

		3,801,173

Chemicals-Specialty - 0.3%

Diversey Holdings, Ltd.†	39,925	382,082
Valvoline, Inc.	28,905	934,499

		1,316,581

Coatings/Paint - 0.4%

Axalta Coating Systems, Ltd.†	51,450	1,391,208
RPM International, Inc.	5,964	504,375

		1,895,583

Commercial Services - 0.1%

Nielsen Holdings PLC	25,227	439,454

Commercial Services-Finance - 2.8%

Equifax, Inc.	14,912	3,255,886
Global Payments, Inc.	27,987	3,732,906
Moody’s Corp.	6,338	2,041,026
S&P Global, Inc.	12,599	4,733,444
WEX, Inc.†	595	100,264

		13,863,526

Computer Data Security - 0.3%

McAfee Corp., Class A	54,076	1,405,435

Computer Services - 3.0%

Accenture PLC, Class A	16,149	5,103,407
International Business Machines Corp.	31,201	3,822,435
Leidos Holdings, Inc.	10,660	1,085,614
Science Applications International Corp.	57,930	5,079,882

		15,091,338

Computer Software - 0.2%

SolarWinds Corp.	72,148	977,605

Computers - 0.7%

Dell Technologies, Inc., Class C†	66,868	3,407,593

Consulting Services - 0.4%

Verisk Analytics, Inc.	12,531	2,222,248

Consumer Products-Misc. - 0.9%

Kimberly-Clark Corp.	19,489	2,536,493
Reynolds Consumer Products, Inc.	59,708	1,777,507

		4,314,000

Cosmetics & Toiletries - 2.0%

Procter & Gamble Co.	66,033	10,293,884

Data Processing/Management - 2.4%

Fidelity National Information Services, Inc.	60,537	5,764,939
Fiserv, Inc.†	62,254	6,080,348

		11,845,287

Diagnostic Equipment - 3.5%

Danaher Corp.	31,214	8,565,434
Thermo Fisher Scientific, Inc.	16,863	9,173,472

		17,738,906

Diagnostic Kits - 0.7%

Hologic, Inc.†	46,466	3,306,985

Distribution/Wholesale - 0.1%

Core & Main, Inc., Class A†	15,131	340,145

Diversified Banking Institutions - 4.5%

Citigroup, Inc.	135,698	8,037,393
JPMorgan Chase & Co.	102,705	14,563,569

		22,600,962

Diversified Manufacturing Operations - 1.0%

3M Co.	24,491	3,640,587
Illinois Tool Works, Inc.	6,961	1,505,943

		5,146,530

Electric Products-Misc. - 1.2%

Emerson Electric Co.	65,400	6,076,968

Electronic Components-Semiconductors - 2.4%

Micron Technology, Inc.	21,473	1,908,091
Skyworks Solutions, Inc.	29,006	4,007,759
Texas Instruments, Inc.	35,664	6,062,523

		11,978,373

Electronic Parts Distribution - 0.6%

Arrow Electronics, Inc.†	25,676	3,129,391

Energy-Alternate Sources - 0.0%

Shoals Technologies Group, Inc., Class A†	4,806	75,983

Enterprise Software/Service - 0.4%

Oracle Corp.	23,865	1,813,024

Entertainment Software - 0.7%

Activision Blizzard, Inc.	44,846	3,654,949

Finance-Consumer Loans - 0.6%

SLM Corp.	52,872	1,041,578
Synchrony Financial	46,692	1,997,484

		3,039,062

Finance-Credit Card - 1.0%

American Express Co.	14,764	2,872,188
Capital One Financial Corp.	4,754	728,646
Discover Financial Services	10,744	1,326,239

		4,927,073

Finance-Investment Banker/Broker - 1.5%

Charles Schwab Corp.	34,057	2,876,454
Tradeweb Markets, Inc., Class A	10,206	862,203
Virtu Financial, Inc., Class A	110,758	3,885,391

		7,624,048

Finance-Other Services - 1.3%

Intercontinental Exchange, Inc.	50,234	6,435,980

Food-Confectionery - 0.9%

Mondelez International, Inc., Class A	68,409	4,479,421

Food-Misc./Diversified - 1.2%

Campbell Soup Co.	29,676	1,334,530
General Mills, Inc.	44,452	2,997,398
Kellogg Co.	24,744	1,582,131

		5,914,059

Gas-Distribution - 0.8%

National Fuel Gas Co.	62,257	3,874,876

Independent Power Producers - 0.7%

NRG Energy, Inc.	90,405	3,420,925

Industrial Automated/Robotic - 0.0%

Colfax Corp.†	3,196	128,511

Insurance Brokers - 3.7%

Aon PLC, Class A	3,477	1,015,771
Arthur J. Gallagher & Co.	36,202	5,726,794
Brown & Brown, Inc.	81,523	5,511,770
Marsh & McLennan Cos., Inc.	41,265	6,412,994

		18,667,329

Insurance-Life/Health - 1.8%

Aflac, Inc.	101,615	6,207,660
Globe Life, Inc.	15,704	1,585,476
Lincoln National Corp.	16,117	1,086,608

		8,879,744

Insurance-Multi-line - 2.2%

Allstate Corp.	22,911	2,803,390
Loews Corp.	52,916	3,245,868
MetLife, Inc.	76,446	5,163,927

		11,213,185

Insurance-Property/Casualty - 1.3%

Fidelity National Financial, Inc.	78,249	3,727,783
Progressive Corp.	26,438	2,800,577

		6,528,360

Insurance-Reinsurance - 0.3%

Reinsurance Group of America, Inc.	14,253	1,580,088

Internet Infrastructure Software - 0.2%

F5, Inc.†	5,500	1,104,675

Investment Management/Advisor Services - 3.2%

Affiliated Managers Group, Inc.	19,606	2,712,686
Apollo Global Management, Inc.	27,869	1,818,731
BlackRock, Inc.	9,142	6,800,642
Franklin Resources, Inc.	3,249	96,593
Invesco, Ltd.	45,529	967,036
T. Rowe Price Group, Inc.	24,350	3,520,036

		15,915,724

Machinery-General Industrial - 0.7%

Westinghouse Air Brake Technologies Corp.	37,019	3,436,104

Machinery-Pumps - 1.5%

Dover Corp.	16,290	2,555,250
Ingersoll Rand, Inc.	95,660	4,832,743

		7,387,993

Medical Labs & Testing Services - 0.8%

Laboratory Corp. of America Holdings†	9,645	2,616,303
Quest Diagnostics, Inc.	4,931	647,292
Syneos Health, Inc.†	10,981	869,695

		4,133,290

Medical Products - 1.4%

Abbott Laboratories	57,660	6,954,949

Medical-Biomedical/Gene - 1.1%

Regeneron Pharmaceuticals, Inc.†	4,505	2,785,712
Vertex Pharmaceuticals, Inc.†	11,109	2,555,292

		5,341,004

Medical-Drugs - 4.4%

Bristol-Myers Squibb Co.	138,403	9,504,134
Jazz Pharmaceuticals PLC†	16,121	2,215,348
Pfizer, Inc.	216,373	10,156,548

		21,876,030

Medical-HMO - 3.9%

Anthem, Inc.	7,119	3,216,720
Centene Corp.†	12,133	1,002,428
UnitedHealth Group, Inc.	32,201	15,323,490

		19,542,638

Medical-Outpatient/Home Medical - 0.0%

Chemed Corp.	513	245,363

Medical-Wholesale Drug Distribution - 1.6%

AmerisourceBergen Corp.	43,385	6,183,664
McKesson Corp.	7,091	1,949,741

		8,133,405

Multimedia - 0.4%

Paramount Global, Class B	58,502	1,790,746

Oil Companies-Exploration & Production - 4.0%

APA Corp.	41,073	1,463,431
ConocoPhillips	54,020	5,124,337
Coterra Energy, Inc.	51,730	1,206,861
Devon Energy Corp.	105,291	6,270,079
Marathon Oil Corp.	277,319	6,256,317

		20,321,025

Oil Refining & Marketing - 0.2%

HollyFrontier Corp.	36,278	1,104,665

Private Equity - 0.5%

Ares Management Corp., Class A	32,481	2,633,884

Real Estate Investment Trusts - 1.5%

Healthcare Trust of America, Inc., Class A	95,527	2,807,538
Omega Healthcare Investors, Inc.	35,411	997,528
Realty Income Corp.	14,735	973,836
SBA Communications Corp.	3,864	1,172,299
STORE Capital Corp.	15,945	489,830
Vornado Realty Trust	1,424	61,631
WP Carey, Inc.	10,864	840,874

		7,343,536

Real Estate Management/Services - 1.1%

CBRE Group, Inc., Class A†	57,303	5,549,796

Recreational Vehicles - 0.1%

Polaris, Inc.	5,443	661,379

Retail-Catalog Shopping - 0.1%

Qurate Retail, Inc., Series A	109,358	602,563

Retail-Discount - 2.0%

Ollie’s Bargain Outlet Holdings, Inc.†	20,340	878,281
Walmart, Inc.	68,881	9,309,956

		10,188,237

Retail-Restaurants - 1.3%

McDonald’s Corp.	20,197	4,943,620
Yum! Brands, Inc.	12,651	1,550,759

		6,494,379

Savings & Loans/Thrifts - 0.2%

New York Community Bancorp, Inc.	104,888	1,210,408

Semiconductor Components-Integrated Circuits - 0.7%

Analog Devices, Inc.	22,742	3,645,315

Software Tools - 0.4%

VMware, Inc., Class A	17,906	2,100,732

Steel-Producers - 1.3%

Nucor Corp.	15,794	2,078,806
Reliance Steel & Aluminum Co.	599	114,331
Steel Dynamics, Inc.	64,349	4,541,753

		6,734,890

Telephone-Integrated - 0.5%

Lumen Technologies, Inc.#	254,095	2,632,424

Tobacco - 3.1%

Altria Group, Inc.	126,818	6,504,495
Philip Morris International, Inc.	91,090	9,206,467

		15,710,962

Tools-Hand Held - 1.0%

Stanley Black & Decker, Inc.	32,368	5,266,274

Transport-Services - 1.0%

C.H. Robinson Worldwide, Inc.	27,109	2,620,898
Expeditors International of Washington, Inc.	20,957	2,166,116
Ryder System, Inc.	5,238	412,964

		5,199,978

Transport-Truck - 0.3%

Knight-Swift Transportation Holdings, Inc.	32,309	1,760,194

Vitamins & Nutrition Products - 0.1%

Herbalife Nutrition, Ltd.†	10,161	361,528

Web Hosting/Design - 0.1%

GoDaddy, Inc., Class A†	7,588	632,915

Web Portals/ISP - 1.4%

Alphabet, Inc., Class A†	1,627	4,394,755
Alphabet, Inc., Class C†	993	2,678,935

		7,073,690

Total Long-Term Investment Securities
(cost $477,944,391)		497,853,795

SHORT-TERM INVESTMENT SECURITIES - 0.0%
Registered Investment Companies - 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio 0.06%(1)(2) (cost $206)	206	206

REPURCHASE AGREEMENTS - 0.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/28/2022, to be repurchased 03/01/2022 in the amount of $488,000 collateralized by $393,600 of United States Treasury Inflation Index Notes, bearing interest at 0.63% due 01/15/2026 having an approximate value of $497,771 (cost $488,000)	$488,000	488,000

TOTAL INVESTMENTS
(cost $478,432,597)	99.1%	498,342,001
Other assets less liabilities	0.9	4,459,958

NET ASSETS	100.0%	$502,801,959

†	Non-income producing security

#	The security or a portion thereof is out on loan.
(1)

At February 28, 2022, the Fund had loaned securities with a total value of $3,386,618. This was secured by collateral of $206, which was received in cash and subsequently invested in short-term investments currently valued at $206 as reported in the Portfolio of Investments. Additional collateral of $3,373,904 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2022
United States Treasury Bills	0.00%	03/31/2022 to 06/16/2022	$3,943
United States Treasury Notes/Bonds	0.13% to 6.88%	03/31/2022 to 05/15/2051	3,369,961

(2)	The rate shown is the 7-day yield as of February 28, 2022.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$497,853,795	$—	$—	$497,853,795
Short-Term Investment Securities	206	—	—	206
Repurchase Agreements	—	488,000	—	488,000

Total Investments at Value	$497,854,001	$488,000	$—	$498,342,001

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.4%
Airlines - 0.8%

Delta Air Lines, Inc.†	77,173	$3,080,746
Southwest Airlines Co.†	76,090	3,332,742

		6,413,488

Apparel Manufacturers - 0.2%

VF Corp.	22,123	1,283,576

Applications Software - 8.9%

Intuit, Inc.	16,708	7,925,774
Microsoft Corp.	171,003	51,093,986
PTC, Inc.†	11,373	1,265,587
Roper Technologies, Inc.	1,626	728,806
ServiceNow, Inc.†	12,900	7,480,968

		68,495,121

Auto-Heavy Duty Trucks - 0.4%

Cummins, Inc.	7,583	1,547,842
PACCAR, Inc.	14,332	1,315,821

		2,863,663

Auto/Truck Parts & Equipment-Original - 0.5%

Aptiv PLC†	18,217	2,358,009
BorgWarner, Inc.	34,440	1,412,384

		3,770,393

Banks-Commercial - 0.9%

First Republic Bank	4,375	758,013
Truist Financial Corp.	92,882	5,779,118

		6,537,131

Banks-Fiduciary - 1.0%

Bank of New York Mellon Corp.	71,021	3,774,766
Northern Trust Corp.	13,915	1,584,919
State Street Corp.	25,076	2,139,735

		7,499,420

Banks-Super Regional - 1.7%

PNC Financial Services Group, Inc.	34,459	6,865,956
US Bancorp	109,680	6,201,307

		13,067,263

Beverages-Non-alcoholic - 2.8%

Coca-Cola Co.	27,332	1,701,144
Monster Beverage Corp.†	26,377	2,226,219
PepsiCo, Inc.	109,176	17,876,478

		21,803,841

Building-Residential/Commercial - 0.1%

D.R. Horton, Inc.	3,715	317,261
Lennar Corp., Class A	5,376	483,195

		800,456

Cable/Satellite TV - 1.1%

Comcast Corp., Class A	178,571	8,349,980

Chemicals-Diversified - 0.2%

LyondellBasell Industries NV, Class A	2,294	223,046
PPG Industries, Inc.	10,009	1,335,701

		1,558,747

Chemicals-Specialty - 0.4%

Ecolab, Inc.	14,663	2,584,500
International Flavors & Fragrances, Inc.	3,042	404,586

		2,989,086

Coatings/Paint - 0.2%

Sherwin-Williams Co.	7,133	1,876,906

Commercial Services - 0.1%

Cintas Corp.	1,185	444,754

Commercial Services-Finance - 3.3%

Automatic Data Processing, Inc.	25,111	5,133,693
MarketAxess Holdings, Inc.	1,448	552,311
Moody’s Corp.	15,904	5,121,565
PayPal Holdings, Inc.†	43,304	4,847,017
S&P Global, Inc.	25,113	9,435,040

		25,089,626

Computer Aided Design - 1.6%

ANSYS, Inc.†	5,877	1,905,265
Autodesk, Inc.†	15,834	3,487,122
Cadence Design Systems, Inc.†	19,922	3,016,788
Synopsys, Inc.†	12,118	3,785,542

		12,194,717

Computer Data Security - 0.3%

Fortinet, Inc.†	6,828	2,352,383

Computer Software - 0.1%

Akamai Technologies, Inc.†	5,141	556,565
Citrix Systems, Inc.	3,916	401,390

		957,955

Computers - 1.7%

Hewlett Packard Enterprise Co.	305,226	4,859,198
HP, Inc.	228,775	7,860,709

		12,719,907

Computers-Memory Devices - 0.8%

NetApp, Inc.	38,773	3,039,028
Seagate Technology Holdings PLC	20,410	2,105,495
Western Digital Corp.†	20,933	1,066,327

		6,210,850

Consulting Services - 0.5%

Gartner, Inc.†	4,350	1,219,827
Verisk Analytics, Inc.	12,916	2,290,523

		3,510,350

Consumer Products-Misc. - 0.3%

Clorox Co.	5,270	768,314
Kimberly-Clark Corp.	13,835	1,800,625

		2,568,939

Containers-Metal/Glass - 0.2%

Ball Corp.	15,312	1,374,099

Containers-Paper/Plastic - 0.2%

Amcor PLC	16,359	190,255
Packaging Corp. of America	3,379	497,355
WestRock Co.	20,492	927,673

		1,615,283

Cosmetics & Toiletries - 1.4%

Colgate-Palmolive Co.	55,926	4,303,506
Estee Lauder Cos., Inc., Class A	22,738	6,737,951

		11,041,457

Data Processing/Management - 1.2%

Fidelity National Information Services, Inc.	37,262	3,548,460
Fiserv, Inc.†	41,842	4,086,708

Paychex, Inc.	15,749	1,875,076

		9,510,244

Decision Support Software - 0.4%

MSCI, Inc.	5,681	2,850,101

Dental Supplies & Equipment - 0.1%

DENTSPLY SIRONA, Inc.	11,035	597,435

Diagnostic Equipment - 2.2%

Danaher Corp.	28,207	7,740,283
Thermo Fisher Scientific, Inc.	17,139	9,323,616
Waters Corp.†	273	86,467

		17,150,366

Diagnostic Kits - 0.3%

Hologic, Inc.†	7,434	529,078
IDEXX Laboratories, Inc.†	3,460	1,841,931

		2,371,009

Dialysis Centers - 0.0%

DaVita, Inc.†	684	77,135

Disposable Medical Products - 0.1%

Teleflex, Inc.	2,307	775,867

Distribution/Wholesale - 0.2%

Fastenal Co.	18,956	975,476
Pool Corp.	1,831	839,660

		1,815,136

Diversified Banking Institutions - 0.9%

Morgan Stanley	79,804	7,241,415

Diversified Manufacturing Operations - 1.6%

Eaton Corp. PLC	26,073	4,022,803
Illinois Tool Works, Inc.	25,219	5,455,879
Parker-Hannifin Corp.	7,112	2,107,926
Trane Technologies PLC	4,667	718,391

		12,304,999

Drug Delivery Systems - 0.2%

DexCom, Inc.†	4,108	1,700,342

E-Commerce/Products - 0.7%

eBay, Inc.	69,679	3,803,777
Etsy, Inc.†	11,671	1,807,721

		5,611,498

E-Commerce/Services - 0.5%

Booking Holdings, Inc.†	1,584	3,440,844
Expedia Group, Inc.†	305	59,814

		3,500,658

Electric Products-Misc. - 0.5%

AMETEK, Inc.	7,451	967,065
Emerson Electric Co.	32,068	2,979,759

		3,946,824

Electric-Distribution - 0.7%

Consolidated Edison, Inc.	59,950	5,141,911

Electric-Integrated - 1.3%

Alliant Energy Corp.	16,987	992,041
CMS Energy Corp.	27,014	1,729,166
Eversource Energy	38,542	3,152,736
PPL Corp.	27,171	711,065
WEC Energy Group, Inc.	41,349	3,757,797

		10,342,805

Electronic Components-Misc. - 0.0%

Garmin, Ltd.	1,078	119,054

Electronic Components-Semiconductors - 5.5%

Advanced Micro Devices, Inc.†	42,238	5,209,635
Broadcom, Inc.	14,842	8,718,784
Microchip Technology, Inc.	1,578	110,981
Micron Technology, Inc.	37,686	3,348,778
NVIDIA Corp.	67,082	16,357,946
Texas Instruments, Inc.	51,287	8,718,277

		42,464,401

Electronic Connectors - 0.2%

Amphenol Corp., Class A	11,094	843,255
TE Connectivity, Ltd.	6,195	882,354

		1,725,609

Electronic Forms - 1.7%

Adobe, Inc.†	27,988	13,089,428

Electronic Measurement Instruments - 0.4%

Agilent Technologies, Inc.	14,803	1,929,719
Fortive Corp.	8,689	562,613
Keysight Technologies, Inc.†	5,553	873,875

		3,366,207

Energy-Alternate Sources - 0.0%

Enphase Energy, Inc.†	776	129,359

Enterprise Software/Service - 1.4%

Paycom Software, Inc.†	3,441	1,167,221
salesforce.com, Inc.†	38,791	8,166,669
Tyler Technologies, Inc.†	3,014	1,290,776

		10,624,666

Entertainment Software - 0.5%

Electronic Arts, Inc.	22,036	2,866,663
Take-Two Interactive Software, Inc.†	8,354	1,353,348

		4,220,011

Finance-Credit Card - 4.9%

American Express Co.	41,899	8,151,031
Mastercard, Inc., Class A	37,769	13,627,811
Visa, Inc., Class A	72,480	15,664,378

		37,443,220

Finance-Investment Banker/Broker - 0.9%

Charles Schwab Corp.	78,174	6,602,576

Finance-Other Services - 1.5%

Cboe Global Markets, Inc.	4,814	564,634
CME Group, Inc.	17,040	4,030,471
Intercontinental Exchange, Inc.	44,509	5,702,493
Nasdaq, Inc.	7,427	1,271,131

		11,568,729

Food-Confectionery - 0.1%

J.M. Smucker Co.	7,592	1,023,022

Food-Meat Products - 0.1%

Hormel Foods Corp.	23,720	1,130,021

Food-Misc./Diversified - 0.9%

Campbell Soup Co.	8,539	383,999
General Mills, Inc.	38,374	2,587,559
Kraft Heinz Co.	73,569	2,885,376
Lamb Weston Holdings, Inc.	261	17,338
McCormick & Co., Inc.	14,516	1,381,488

		7,255,760

Food-Retail - 0.2%

Kroger Co.	32,790	1,534,572

Gas-Distribution - 0.0%

NiSource, Inc.	10,208	295,317

Gold Mining - 0.3%

Newmont Corp.	35,501	2,350,166

Hotels/Motels - 0.1%

Hilton Worldwide Holdings, Inc.†	3,963	589,932

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	2,409	642,191

Industrial Gases - 1.2%

Air Products & Chemicals, Inc.	10,678	2,523,211
Linde PLC	23,383	6,856,831

		9,380,042

Instruments-Controls - 0.1%

Mettler-Toledo International, Inc.†	590	831,157

Insurance Brokers - 0.9%

Aon PLC, Class A	8,674	2,534,023
Marsh & McLennan Cos., Inc.	24,135	3,750,820
Willis Towers Watson PLC	3,613	803,170

		7,088,013

Insurance-Life/Health - 0.7%

Aflac, Inc.	49,366	3,015,769
Prudential Financial, Inc.	20,644	2,305,109

		5,320,878

Insurance-Multi-line - 1.2%

Allstate Corp.	17,245	2,110,098
Chubb, Ltd.	30,832	6,278,629
Hartford Financial Services Group, Inc.	4,404	305,990
Loews Corp.	11,657	715,040

		9,409,757

Insurance-Property/Casualty - 0.8%

Progressive Corp.	22,971	2,433,318
Travelers Cos., Inc.	19,409	3,335,048

		5,768,366

Internet Content-Entertainment - 1.2%

Netflix, Inc.†	15,030	5,929,635
Twitter, Inc.†	82,707	2,940,234

		8,869,869

Internet Security - 0.0%

NortonLifeLock, Inc.	10,498	304,232

Investment Management/Advisor Services - 1.4%

BlackRock, Inc.	10,680	7,944,745
Franklin Resources, Inc.	19,286	573,373
Invesco, Ltd.	13,465	285,997
T. Rowe Price Group, Inc.	13,206	1,909,059

		10,713,174

Machinery-Construction & Mining - 0.7%

Caterpillar, Inc.	28,531	5,351,845

Machinery-Farming - 0.8%

Deere & Co.	16,832	6,059,857

Machinery-General Industrial - 0.1%

Otis Worldwide Corp.	12,230	957,976
Westinghouse Air Brake Technologies Corp.	681	63,210

		1,021,186

Medical Information Systems - 0.2%

Cerner Corp.	12,664	1,180,918

Medical Instruments - 0.4%

Edwards Lifesciences Corp.†	27,791	3,122,875

Medical Labs & Testing Services - 0.5%

IQVIA Holdings, Inc.†	8,829	2,031,729
Laboratory Corp. of America Holdings†	4,433	1,202,496
Quest Diagnostics, Inc.	4,136	542,933

		3,777,158

Medical Products - 1.5%

ABIOMED, Inc.†	769	238,959
Align Technology, Inc.†	1,891	967,171
Baxter International, Inc.	34,286	2,913,281
Cooper Cos., Inc.	2,623	1,072,859
Henry Schein, Inc.†	4,270	368,843
STERIS PLC	4,002	960,480
Stryker Corp.	19,994	5,265,420

		11,787,013

Medical-Biomedical/Gene - 2.3%

Amgen, Inc.	25,014	5,665,171
Biogen, Inc.†	6,603	1,393,299
Illumina, Inc.†	4,818	1,573,559
Incyte Corp.†	7,681	524,612
Moderna, Inc.†	7,179	1,102,695
Regeneron Pharmaceuticals, Inc.†	5,951	3,679,860
Vertex Pharmaceuticals, Inc.†	16,106	3,704,702

		17,643,898

Medical-Drugs - 1.5%

Eli Lilly & Co.	26,064	6,514,697
Zoetis, Inc.	26,724	5,175,102

		11,689,799

Medical-HMO - 1.5%

Anthem, Inc.	9,831	4,442,138
Centene Corp.†	30,584	2,526,850
Humana, Inc.	10,169	4,416,600

		11,385,588

Medical-Hospitals - 0.5%

HCA Healthcare, Inc.	16,817	4,209,463

Networking Products - 1.6%

Cisco Systems, Inc.	223,954	12,489,915

Non-Hazardous Waste Disposal - 0.4%

Waste Management, Inc.	23,058	3,329,575

Office Automation & Equipment - 0.1%

Zebra Technologies Corp., Class A†	1,808	747,319

Oil Companies-Exploration & Production - 1.5%

Devon Energy Corp.	14,493	863,058
EOG Resources, Inc.	33,574	3,858,324
Hess Corp.	17,779	1,796,746
Occidental Petroleum Corp.	48,842	2,135,861
Pioneer Natural Resources Co.	11,685	2,799,726

		11,453,715

Oil Refining & Marketing - 0.2%

Valero Energy Corp.	18,901	1,578,423

Oil-Field Services - 0.5%

Baker Hughes Co.	28,129	826,430
Schlumberger NV	73,292	2,875,978

		3,702,408

Paper & Related Products - 0.0%

International Paper Co.	6,582	286,514

Pipelines - 0.8%

Kinder Morgan, Inc.	177,059	3,080,827
ONEOK, Inc.	14,349	936,990
Williams Cos., Inc.	78,319	2,449,818

		6,467,635

Real Estate Investment Trusts - 2.3%

American Tower Corp.	18,261	4,142,873
Crown Castle International Corp.	19,453	3,240,675
Digital Realty Trust, Inc.	5,341	720,608
Equinix, Inc.	2,441	1,732,451
Equity Residential	3,759	320,643
Prologis, Inc.	34,534	5,036,784
Public Storage	4,632	1,644,453
SBA Communications Corp.	1,596	484,210

		17,322,697

Real Estate Management/Services - 0.1%

CBRE Group, Inc., Class A†	5,180	501,683

Rental Auto/Equipment - 0.0%

United Rentals, Inc.†	608	195,545

Respiratory Products - 0.2%

ResMed, Inc.	6,542	1,614,238

Retail-Apparel/Shoe - 0.1%

Ross Stores, Inc.	7,921	723,900

Retail-Auto Parts - 0.2%

AutoZone, Inc.†	185	344,727
Genuine Parts Co.	5,229	638,775
O’Reilly Automotive, Inc.†	1,269	823,885

		1,807,387

Retail-Building Products - 2.3%

Home Depot, Inc.	37,607	11,877,419
Lowe’s Cos., Inc.	27,377	6,051,959

		17,929,378

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	7,600	734,464

Retail-Discount - 1.1%

Costco Wholesale Corp.	2,874	1,492,324
Dollar General Corp.	11,176	2,216,648
Dollar Tree, Inc.†	4,213	598,583
Target Corp.	20,293	4,053,933

		8,361,488

Retail-Drug Store - 0.2%

Walgreens Boots Alliance, Inc.	29,498	1,359,563

Retail-Major Department Stores - 0.4%

TJX Cos., Inc.	44,225	2,923,272

Retail-Perfume & Cosmetics - 0.1%

Ulta Beauty, Inc.†	1,111	416,070

Retail-Restaurants - 1.0%

Domino’s Pizza, Inc.	1,999	863,988
Starbucks Corp.	63,134	5,795,070
Yum! Brands, Inc.	7,533	923,395

		7,582,453

Semiconductor Components-Integrated Circuits - 1.2%

Analog Devices, Inc.	12,774	2,047,544
NXP Semiconductors NV	2,438	463,513
QUALCOMM, Inc.	38,565	6,632,794

		9,143,851

Semiconductor Equipment - 1.0%

Applied Materials, Inc.	34,104	4,576,757
KLA Corp.	2,579	898,781
Lam Research Corp.	4,303	2,415,489

		7,891,027

Steel-Producers - 0.3%

Nucor Corp.	14,690	1,933,498

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc.	9,499	383,760

Telephone-Integrated - 1.8%

Verizon Communications, Inc.	258,815	13,890,601

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc.	3,774	614,030

Transport-Rail - 1.1%

Norfolk Southern Corp.	10,721	2,750,151
Union Pacific Corp.	23,350	5,742,932

		8,493,083

Transport-Services - 0.1%

C.H. Robinson Worldwide, Inc.	5,356	517,818

Water - 0.4%

American Water Works Co., Inc.	20,295	3,066,372

Web Hosting/Design - 0.1%

VeriSign, Inc.†	4,521	966,228

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	2,985	657,984

Total Long-Term Investment Securities
(cost $523,608,292)		742,502,359

SHORT-TERM INVESTMENT SECURITIES - 0.2%
U.S. Government Treasuries - 0.2%

United States Treasury Bills 0.09% due 10/06/2022(1) (cost $1,699,074)	$1,700,000	1,692,761

REPURCHASE AGREEMENTS - 3.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/28/2022, to be repurchased 03/01/2022 in the amount of $24,092,000 and collateralized by $19,431,200 of United States Treasury Notes, bearing interest at 0.63% due 01/15/2026 and having an approximate value of $24,573,910 (cost $24,092,000)	24,092,000	24,092,000
TOTAL INVESTMENTS
(cost $549,399,366)	99.8%	768,287,120
Other assets less liabilities	0.2	1,868,908

NET ASSETS	100.0%	$770,156,028

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of			Expiration	Notional	Notional	Unrealized Appreciation
Contracts	Type	Description	Month	Basis#	Value#	(Depreciation)
127	Long	S&P 500 E-Mini Index	March 2022	$29,925,666	$27,736,800	($2,188,866)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2022 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$742,502,359	$—	$—	$742,502,359
Short-Term Investment Securities	—	1,692,761	—	1,692,761
Repurchase Agreements	—	24,092,000	—	24,092,000

Total Investments at Value	$742,502,359	$25,784,761	$—	$768,287,120

LIABILITES:
Other Financial Instruments:+
Futures Contracts	$2,188,866	$—	$—	$2,188,866

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - February 28, 2022 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”) , etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s assets and liabilities classified in the fair value hierarchy as of February 28, 2022, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter (“OTC”) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the OTC market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Global Strategy Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. The High Yield Bond Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The Inflation Protected Fund used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Futures: During the period, the Asset Allocation Fund and Dynamic Allocation Fund used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. The Emerging Economies Fund, Small Cap Value Fund and U.S. Socially Responsible Fund used futures contracts to equitize cash, providing exposure to equity markets. The Growth Fund, International Equities Index Fund, International Socially Responsible Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund used futures contracts to increase or decrease exposure to equity markets. The Global Strategy Fund and Inflation Protected Fund used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Options: During the period, the Dynamic Allocation Fund used options contracts to facilitate trading, increase market exposure, generate income or seek protection against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased. The International Growth Fund used options to hedge against the decline in value of a currency.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the Global Strategy Fund used credit default swaps to manage credit risk (i.e., hedging), as a substitute for physical securities and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of Protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Fund owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule at the end of each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the Inflation Protected Fund used interest rate swap agreements to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Funds owned shares of various VALIC Co. I Funds and securities issued by American International Group, Inc. or an affiliate thereof. During the period ended February 28, 2022, transactions in these securities were as follows:

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at May 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at February 28, 2022
VALIC Co. I Blue Chip Growth Fund	$—	$—	13,423	$—	$—	$—	$(950)	$12,473
VALIC Co. I Capital Appreciation Fund	—	—	30,870,138	—	—	—	697,711	31,567,849
VALIC Co. I Core Bond Fund	—	—	37,238,100	79,821,857	4,487,154	117,399	(3,653,665)	109,036,537
VALIC Co. I Dividend Value Fund	—	—	41,395,162	—	24,203,834	3,745,538	(3,349,778)	17,587,088
VALIC Co. I Emerging Economies Fund	—	—	44,862,338	1,451,197	28,496,488	6,665,404	(10,142,640)	14,339,811
VALIC Co. I Global Real Estate Fund	—	—	23,024,874	—	—	—	(226,011)	22,798,863
VALIC Co. I Government Money Market I Fund	2,755	—	14,321,389	36,266,806	—	—	—	50,588,195
VALIC Co. I Government Securities Fund	—	—	2,095,217	—	1,038,084	29,517	(47,551)	1,039,099
VALIC Co. I High Yield Bond Fund	—	—	14,999,681	3,782,491	—	—	(301,057)	18,481,115
VALIC Co. I Inflation Protected Fund	—	—	34,553,103	—	5,931,909	629,509	269,234	29,519,937
VALIC Co. I International Equities Index Fund	—	—	57,196,210	3,805,428	29,459,915	4,703,684	(6,962,997)	29,282,410
VALIC Co. I International Government Bond Fund	—	—	13,401,015	—	1,112,233	43,280	(861,699)	11,470,363
VALIC Co. I International Growth Fund	—	—	14,811,864	—	9,645,895	3,060,465	(3,695,924)	4,530,510
VALIC Co. I International Opportunities Fund	—	—	40,609,546	—	1,465,851	449,889	(4,712,447)	34,881,137
VALIC Co. I International Value Fund	—	—	29,138,261	—	4,538,988	403,873	(2,248,590)	22,754,556
VALIC Co. I Large Capital Growth Fund	—	—	14,749,225	11,777,231	3,716,181	1,188,496	(987,040)	23,011,731
VALIC Co. I Mid Cap Index Fund	—	—	25,914,450	13,766,950	10,127,825	1,766,890	(2,404,293)	28,916,172
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	25,370,606	—	5,945,891	583,983	(1,337,621)	18,671,077
VALIC Co. I Mid Cap Value Fund	—	—	43,131,604	—	19,619,109	277,831	287,235	24,077,561
VALIC Co. I Nasdaq-100® Index Fund	—	—	6,348,394	14,700,529	16,546,439	669,567	(1,134,653)	4,037,398
VALIC Co. I Science & Technology Fund	—	—	21,290,975	3,664,628	9,290,452	2,094,204	(3,696,898)	14,062,457
VALIC Co. I Small Cap Growth Fund	—	—	8,811,723	—	3,716,181	483,700	(1,844,599)	3,734,643
VALIC Co. I Small Cap Index Fund	—	—	18,375,648	4,258,661	8,704,008	2,933,522	(3,944,254)	12,919,569
VALIC Co. I Small Cap Special Values Fund	—	—	10,679,501	—	5,522,655	893,726	(1,026,105)	5,024,467
VALIC Co. I Small Cap Value Fund	—	—	15,027,011	—	10,136,004	2,157,774	(2,108,295)	4,940,486
VALIC Co. I Stock Index Fund	—	—	61,846,976	34,301,071	10,032,569	2,092,631	500,071	88,708,180
VALIC Co. I Systematic Core Fund	—	—	14,546,252	—	—	—	349,854	14,896,106
VALIC Co. I Systematic Value Fund	—	—	68,322,770	—	8,530,692	2,030,784	157,916	61,980,778

	$2,755	$—	$732,945,456	$207,596,849	$222,268,357	$37,021,666	$(52,425,046)	$702,870,568

†	Includes reinvestments of distributions paid.

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at May 31, 2021	Cost of Purchases †	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at February 28, 2022
VALIC Co. I Capital Appreciation Fund	$—	$—	$8,295,606	$—	$—	$—	$187,493	$8,483,099
VALIC Co. I Core Bond Fund	—	—	126,865,862	37,928,706	3,399,777	79,355	(4,791,663)	156,682,483
VALIC Co. I Dividend Value Fund	—	—	16,706,808	1,877,438	13,517,360	1,716,498	(1,422,624)	5,360,760
VALIC Co. I Emerging Economies Fund	—	—	10,981,768	726,574	7,453,823	1,735,160	(2,593,535)	3,396,144
VALIC Co. I Global Real Estate Fund	—	—	9,652,824	—	—	—	(94,752)	9,558,072
VALIC Co. I Government Money Market I Fund	1,416	—	7,775,255	18,558,356	—	—	—	26,333,611
VALIC Co. I Government Securities Fund	—	—	7,995,771	—	525,491	35,807	(212,203)	7,293,884
VALIC Co. I High Yield Bond Fund	—	—	25,617,582	3,785,397	—	—	(425,582)	28,977,397
VALIC Co. I Inflation Protected Fund	—	—	23,756,092	—	4,879,558	545,812	68,823	19,491,169
VALIC Co. I International Equities Index Fund	—	—	16,425,980	—	9,265,673	1,261,329	(1,797,484)	6,624,152
VALIC Co. I International Government Bond Fund	—	—	16,035,385	—	563,026	32,534	(1,063,603)	14,441,290
VALIC Co. I International Growth Fund	—	—	2,360,879	—	2,458,488	767,891	(670,282)	—
VALIC Co. I International Opportunities Fund	—	—	14,036,788	—	3,686,710	421,164	(1,594,867)	9,176,375
VALIC Co. I International Value Fund	—	—	6,632,501	—	3,377,250	342,715	(721,908)	2,876,058
VALIC Co. I Large Capital Growth Fund	—	—	2,435,502	3,712,566	3,718,532	741,340	(569,679)	2,601,197
VALIC Co. I Mid Cap Index Fund	—	—	7,444,630	5,523,280	5,158,482	1,332,891	(1,545,585)	7,596,734
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	6,762,262	—	1,841,092	302,338	(496,508)	4,727,000
VALIC Co. I Mid Cap Value Fund	—	—	13,388,976	—	11,050,341	1,692,587	(1,972,325)	2,058,897
VALIC Co. I Nasdaq-100® Index Fund	—	—	2,254,175	6,099,931	7,315,056	268,784	(633,264)	674,570
VALIC Co. I Science & Technology Fund	—	—	6,159,433	1,106,013	6,710,505	1,955,475	(1,914,483)	595,933
VALIC Co. I Small Cap Growth Fund	—	—	2,306,073	—	—	—	(381,486)	1,924,587
VALIC Co. I Small Cap Index Fund	—	—	3,953,660	—	2,815,131	740,058	(871,027)	1,007,560
VALIC Co. I Small Cap Special Values Fund	—	—	3,844,654	—	2,310,452	617,820	(680,318)	1,471,704
VALIC Co. I Small Cap Value Fund	—	—	1,990,449	—	1,499,833	600,219	(618,655)	472,180
VALIC Co. I Stock Index Fund	—	—	6,741,187	27,494,189	18,902,016	963,817	(765,808)	15,531,369
VALIC Co. I Systematic Core Fund	—	—	3,933,945	—	—	—	94,616	4,028,561
VALIC Co. I Systematic Value Fund	—	—	17,340,933	—	3,710,715	494,527	173,508	14,298,253

	$1,416	$—	$371,694,980	$106,812,450	$114,159,311	$16,648,121	$(25,313,201)	$355,683,039

† Includes reinvestments of distributions paid. Dynamic Allocation Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2021	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value February 28, 2022
VALIC Co. I Blue Chip Growth Fund	$—	$—	$7,390,179	$830,283	$1,043,743	$438,972	$(836,932)	$6,778,759
VALIC Co. I Capital Appreciation Fund	—	—	6,105,033	391,129	813,078	227,438	(54,268)	5,856,254
VALIC Co. I Core Bond Fund	—	—	25,103,754	2,006,487	2,735,254	33,426	(735,135)	23,673,278
VALIC Co. I Dividend Value Fund	—	—	8,141,907	421,339	954,558	132,351	96,774	7,837,813
VALIC Co. I Emerging Economies Fund	—	—	1,339,782	43,210	140,273	53,192	(236,177)	1,059,734
VALIC Co. I Global Real Estate Fund	—	—	1,277,901	37,941	155,839	24,975	(33,175)	1,151,803
VALIC Co. I Government Securities Fund	—	—	8,550,100	733,287	939,595	17,782	(218,422)	8,143,152
VALIC Co. I Growth Fund	—	—	7,734,296	990,782	1,216,840	612,422	(657,106)	7,463,554
VALIC Co. I High Yield Bond Fund	—	—	1,549,030	110,588	167,785	9,938	(26,844)	1,474,927
VALIC Co. I Inflation Protected Fund	—	—	2,360,922	609,020	268,096	29,762	27,795	2,759,403
VALIC Co. I International Equities Index Fund	—	—	5,551,984	248,911	2,432,056	570,528	(790,669)	3,148,698
VALIC Co. I International Government Bond Fund	—	—	759,199	75,293	83,892	2,543	(52,390)	700,753
VALIC Co. I International Growth Fund	—	—	5,541,066	151,480	1,104,043	388,739	(1,145,885)	3,831,357
VALIC Co. I International Opportunities Fund	—	—	72,850	605,039	66,551	12,047	(83,223)	540,162
VALIC Co. I International Socially Responsible Fund	—	—	829,307	1,838,378	152,305	(12,343)	(155,953)	2,347,084
VALIC Co. I International Value Fund	—	—	5,260,933	1,024,944	561,954	168,501	(533,419)	5,359,005
VALIC Co. I Large Capital Growth Fund	—	—	6,203,784	190,653	931,783	410,153	(155,632)	5,717,175
VALIC Co. I Mid Cap Index Fund	—	—	2,913,637	103,294	1,016,259	129,679	(140,847)	1,989,504
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	1,913,147	411,800	279,386	(35,603)	(57,827)	1,952,131
VALIC Co. I Mid Cap Value Fund	—	—	2,176,213	519,902	237,442	4,554	83,771	2,546,998
VALIC Co. I Small Cap Growth Fund	—	—	995,702	31,388	103,502	27,175	(180,324)	770,439
VALIC Co. I Small Cap Index Fund	—	—	1,165,514	87,941	125,839	10,846	(115,355)	1,023,107
VALIC Co. I Small Cap Special Values Fund	—	—	1,286,344	172,468	141,162	12,763	(27,391)	1,303,022
VALIC Co. I Small Cap Value Fund	—	—	432,525	84,672	48,960	13,784	(22,364)	459,657
VALIC Co. I Stock Index Fund	—	—	23,301,236	655,879	11,705,338	5,053,931	(3,626,897)	13,678,811
VALIC Co. I Systematic Core Fund	—	—	11,963,536	364,226	1,458,051	311,439	628	11,181,778
VALIC Co. I Systematic Value Fund	—	—	20,838,379	603,125	3,922,739	88,449	591,658	18,198,872
VALIC Co. I U.S. Socially Responsible Fund	—	—	1,674,023	8,195,244	452,169	77,556	(613,542)	8,881,112

	—	—	$162,432,283	$21,538,703	$33,258,492	$8,814,999	$(9,699,151)	$149,828,342

† Includes reinvestments of distributions paid.
Moderate Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain(Loss)	Change in Unrealized Gain (Loss)	Value at February 28, 2022
VALIC Co. I Blue Chip Growth Fund	$—	$—	$47,356	$—	$—	$—	$(3,350)	$44,006
VALIC Co. I Capital Appreciation Fund	—	—	40,845,519	—	—	—	923,169	41,768,688
VALIC Co. I Core Bond Fund	—	—	202,263,304	126,296,789	16,528,418	526,069	(9,917,715)	302,640,029
VALIC Co. I Dividend Value Fund	—	—	67,860,566	—	51,464,435	8,964,246	(7,964,545)	17,395,832
VALIC Co. I Emerging Economies Fund	—	—	48,163,327	12,723,945	40,678,288	7,340,022	(10,530,275)	17,018,731
VALIC Co. I Global Real Estate Fund	—	—	25,901,131	—	—	—	(254,245)	25,646,886
VALIC Co. I Government Money Market I Fund	5,302	—	30,145,254	65,191,627	—	—	—	95,336,881
VALIC Co. I Government Securities Fund	—	—	9,208,170	—	1,657,303	112,929	(283,133)	7,380,663
VALIC Co. I High Yield Bond Fund	—	—	32,391,662	3,603,734	—	—	(498,949)	35,496,447
VALIC Co. I Inflation Protected Fund	—	—	63,533,184	—	4,735,150	525,698	1,152,022	60,475,754
VALIC Co. I International Equities Index Fund	—	—	64,002,576	36,398,162	32,449,888	4,789,140	(8,248,611)	64,491,379
VALIC Co. I International Government Bond Fund	—	—	30,805,868	—	1,775,681	60,065	(1,994,081)	27,096,171
VALIC Co. I International Growth Fund	—	—	9,301,585	—	6,006,224	1,562,814	(1,871,428)	2,986,747
VALIC Co. I International Opportunities Fund	—	—	40,457,394	—	—	—	(4,384,199)	36,073,195
VALIC Co. I International Value Fund	—	—	26,512,985	—	7,207,468	429,578	(1,980,902)	17,754,193
VALIC Co. I Large Capital Growth Fund	—	—	30,326,673	4,734,845	5,909,943	1,889,075	(452,426)	30,588,224
VALIC Co. I Mid Cap Index Fund	—	—	33,828,479	24,881,222	16,305,952	2,992,680	(3,957,818)	41,438,611
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	33,940,816	—	9,455,909	1,886,243	(2,855,173)	23,515,977
VALIC Co. I Mid Cap Value Fund	—	—	63,976,594	—	31,819,863	2,303,540	(1,684,858)	32,775,413
VALIC Co. I Nasdaq-100® Index Fund	—	—	22,017,216	4,804,979	24,392,234	5,000,086	(4,118,904)	3,311,143
VALIC Co. I Science & Technology Fund	—	—	14,830,669	—	10,511,566	3,380,135	(4,181,883)	3,517,355
VALIC Co. I Small Cap Growth Fund	—	—	11,033,639	—	—	—	(1,825,259)	9,208,380
VALIC Co. I Small Cap Index Fund	—	—	19,105,879	648,874	11,720,623	3,970,839	(4,671,132)	7,333,837
VALIC Co. I Small Cap Special Values Fund	—	—	13,197,701	—	7,297,226	1,784,674	(1,992,060)	5,693,089
VALIC Co. I Small Cap Value Fund	—	—	14,075,565	—	7,645,121	2,592,769	(2,735,279)	6,287,934
VALIC Co. I Stock Index Fund	—	—	108,868,819	36,428,863	41,616,274	13,073,257	(8,176,081)	108,578,584
VALIC Co. I Systematic Core Fund	—	—	15,273,906	—	—	—	367,354	15,641,260
VALIC Co. I Systematic Value Fund	—	—	100,496,068	—	21,210,569	2,909,304	220,018	82,414,821

	$5,302	$—	$1,172,411,905	$315,713,040	$350,388,135	$66,093,163	$(81,919,743)	$1,121,910,230

†	Includes reinvestment of distributions paid.

Stock Index Fund

Security	Income	Capital Gain Distribution Received	Value at May 31, 2021	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at February 28, 2022
American International Group, Inc.
Common Stock	$136,136	$—	$7,678,920	$—	$509,959	$182,205	$948,201	$8,299,367

ADDITIONAL INFORMATION

Additional information is available in the VALIC Company I’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.